UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab® S&P 500 Index Fund

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	14,870,175,327	28,118,192,140
0.1%	Other Investment Company	23,275,043	23,275,043
0.7%	Short-Term Investment	191,731,150	191,731,150
100.4%	Total Investments	15,085,181,520	28,333,198,333
(0.4%)	Other Assets and Liabilities, Net		(105,501,965)
100.0%	Net Assets		28,227,696,368

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.7%
BorgWarner, Inc.	261,400	12,217,836
Delphi Automotive plc	352,900	31,909,218
Ford Motor Co.	5,180,897	58,129,664
General Motors Co.	1,845,100	66,386,698
Harley-Davidson, Inc.	223,470	10,876,285
The Goodyear Tire & Rubber Co.	344,936	10,868,934
		190,388,635

Banks 6.4%
Bank of America Corp.	13,208,911	318,598,933
BB&T Corp.	1,062,926	50,297,658
Citigroup, Inc.	3,654,447	250,146,897
Citizens Financial Group, Inc.	656,200	23,019,496
Comerica, Inc.	229,070	16,564,052
Fifth Third Bancorp	1,023,529	27,328,224
Huntington Bancshares, Inc.	1,491,293	19,759,632
JPMorgan Chase & Co.	4,730,831	434,290,286
KeyCorp	1,475,098	26,610,768
M&T Bank Corp.	200,598	32,727,564
People's United Financial, Inc.	486,600	8,486,304
Regions Financial Corp.	1,567,445	22,884,697
SunTrust Banks, Inc.	629,516	36,064,972
The PNC Financial Services Group, Inc.	638,078	82,184,446
U.S. Bancorp	2,117,828	111,778,962
Wells Fargo & Co.	5,992,409	323,230,542
Zions Bancorp	282,898	12,820,937
		1,796,794,370

Capital Goods 7.4%
3M Co.	791,719	159,270,111
A.O. Smith Corp.	194,514	10,416,225
Acuity Brands, Inc.	60,500	12,260,325
Allegion plc	131,733	10,701,989
AMETEK, Inc.	311,600	19,188,328
Arconic, Inc.	576,054	14,280,379
Caterpillar, Inc.	787,562	89,742,690
Cummins, Inc.	207,262	34,799,290
Deere & Co.	397,286	50,963,848
Dover Corp.	215,570	18,107,880
Eaton Corp. plc	598,138	46,804,298
Security	Number of Shares	Value ($)
Emerson Electric Co.	863,215	51,456,246
Fastenal Co.	384,498	16,518,034
Flowserve Corp.	175,000	7,197,750
Fluor Corp.	174,382	7,573,410
Fortive Corp.	406,587	26,322,442
Fortune Brands Home & Security, Inc.	205,600	13,501,752
General Dynamics Corp.	373,560	73,341,035
General Electric Co.	11,594,857	296,944,288
Honeywell International, Inc.	1,011,829	137,730,163
Illinois Tool Works, Inc.	408,536	57,485,101
Ingersoll-Rand plc	342,800	30,125,264
Jacobs Engineering Group, Inc.	160,934	8,484,440
Johnson Controls International plc	1,237,202	48,189,018
L3 Technologies, Inc.	105,383	18,438,863
Lockheed Martin Corp.	329,891	96,371,058
Masco Corp.	419,488	15,995,077
Northrop Grumman Corp.	234,367	61,668,989
PACCAR, Inc.	471,550	32,277,597
Parker-Hannifin Corp.	172,736	28,670,721
Pentair plc	229,582	14,479,737
Quanta Services, Inc. *	225,500	7,606,115
Raytheon Co.	384,688	66,077,858
Rockwell Automation, Inc.	168,521	27,811,021
Rockwell Collins, Inc.	221,205	23,564,969
Roper Technologies, Inc.	135,900	31,591,314
Snap-on, Inc.	72,782	11,222,984
Stanley Black & Decker, Inc.	200,081	28,149,396
Textron, Inc.	341,504	16,778,092
The Boeing Co.	749,954	181,833,847
TransDigm Group, Inc.	66,300	18,705,882
United Rentals, Inc. *	110,100	13,097,496
United Technologies Corp.	989,558	117,331,892
W.W. Grainger, Inc.	69,927	11,659,628
Xylem, Inc.	227,400	12,900,402
		2,077,637,244

Commercial & Professional Services 0.6%
Cintas Corp.	113,876	15,356,179
Equifax, Inc.	155,861	22,668,424
IHS Markit Ltd. *	429,600	20,040,840
Nielsen Holdings plc	449,500	19,332,995
Republic Services, Inc.	310,634	19,948,915
Robert Half International, Inc.	183,742	8,314,326
Stericycle, Inc. *	114,100	8,794,828
Verisk Analytics, Inc. *	199,900	17,443,274
Waste Management, Inc.	534,016	40,131,302
		172,031,083

Consumer Durables & Apparel 1.2%
Coach, Inc.	361,928	17,061,286
D.R. Horton, Inc.	463,016	16,525,041
Garmin Ltd.	155,100	7,784,469
Hanesbrands, Inc.	481,600	11,038,272
Hasbro, Inc.	152,617	16,159,088
Leggett & Platt, Inc.	182,994	8,816,651

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lennar Corp., Class A	274,318	14,385,236
Mattel, Inc.	475,694	9,523,394
Michael Kors Holdings Ltd. *	220,800	8,045,952
Mohawk Industries, Inc. *	83,800	20,865,362
Newell Brands, Inc.	645,150	34,012,308
NIKE, Inc., Class B	1,751,048	103,399,385
PulteGroup, Inc.	370,186	9,039,942
PVH Corp.	99,900	11,917,071
Ralph Lauren Corp.	69,126	5,229,382
Under Armour, Inc., Class A *(b)	283,400	5,673,668
Under Armour, Inc., Class C *	225,892	4,090,904
VF Corp.	433,364	26,950,907
Whirlpool Corp.	96,022	17,080,393
		347,598,711

Consumer Services 1.8%
Carnival Corp.	550,521	36,763,792
Chipotle Mexican Grill, Inc. *	36,959	12,705,395
Darden Restaurants, Inc.	162,248	13,609,362
H&R Block, Inc.	284,905	8,689,603
Hilton Worldwide Holdings, Inc.	271,900	17,001,907
Marriott International, Inc., Class A	418,526	43,606,224
McDonald's Corp.	1,083,238	168,053,543
MGM Resorts International	637,628	20,997,090
Royal Caribbean Cruises Ltd.	225,100	25,452,057
Starbucks Corp.	1,935,924	104,501,178
Wyndham Worldwide Corp.	136,364	14,232,311
Wynn Resorts Ltd.	106,200	13,735,908
Yum! Brands, Inc.	429,585	32,425,076
		511,773,446

Diversified Financials 5.3%
Affiliated Managers Group, Inc.	73,800	13,714,254
American Express Co.	1,002,841	85,472,138
Ameriprise Financial, Inc.	198,514	28,760,708
Berkshire Hathaway, Inc., Class B *	2,524,130	441,647,026
BlackRock, Inc.	160,100	68,287,453
Capital One Financial Corp.	643,174	55,428,735
CBOE Holdings, Inc.	130,300	12,317,259
CME Group, Inc.	448,785	55,030,017
Discover Financial Services	499,473	30,437,885
E*TRADE Financial Corp. *	354,519	14,535,279
Franklin Resources, Inc.	452,105	20,245,262
Intercontinental Exchange, Inc.	794,430	52,996,425
Invesco Ltd.	537,247	18,680,078
Leucadia National Corp.	427,851	11,136,962
Moody's Corp.	225,029	29,620,567
Morgan Stanley	1,884,954	88,404,343
Nasdaq, Inc.	161,900	12,040,503
Navient Corp.	373,300	5,506,175
Northern Trust Corp.	284,118	24,863,166
Raymond James Financial, Inc.	183,000	15,223,770
S&P Global, Inc.	340,867	52,353,762
State Street Corp.	465,826	43,428,958
Synchrony Financial	1,010,499	30,638,330
T. Rowe Price Group, Inc.	321,979	26,634,103
The Bank of New York Mellon Corp.	1,389,073	73,662,541
The Charles Schwab Corp. (a)	1,598,881	68,591,995
The Goldman Sachs Group, Inc.	486,269	109,570,994
		1,489,228,688

Energy 6.0%
Anadarko Petroleum Corp.	746,509	34,093,066
Andeavor	196,607	19,568,295
Apache Corp.	494,006	24,443,417
Baker Hughes, a GE Co.	558,563	20,605,389
Security	Number of Shares	Value ($)
Cabot Oil & Gas Corp.	614,700	15,287,589
Chesapeake Energy Corp. *(b)	1,064,666	5,280,743
Chevron Corp.	2,526,634	275,883,166
Cimarex Energy Co.	119,500	11,834,085
Concho Resources, Inc. *	194,777	25,371,652
ConocoPhillips	1,635,690	74,211,255
Devon Energy Corp.	709,058	23,618,722
EOG Resources, Inc.	764,312	72,716,644
EQT Corp.	226,300	14,415,310
Exxon Mobil Corp.	5,642,541	451,628,982
Halliburton Co.	1,143,268	48,520,294
Helmerich & Payne, Inc. (b)	140,100	7,091,862
Hess Corp.	352,140	15,684,316
Kinder Morgan, Inc.	2,545,144	51,997,292
Marathon Oil Corp.	1,192,852	14,588,580
Marathon Petroleum Corp.	686,052	38,412,051
National Oilwell Varco, Inc.	534,224	17,474,467
Newfield Exploration Co. *	244,700	7,030,231
Noble Energy, Inc.	615,068	17,781,616
Occidental Petroleum Corp.	1,009,850	62,540,011
ONEOK, Inc.	499,241	28,242,063
Phillips 66	580,695	48,633,206
Pioneer Natural Resources Co.	222,300	36,257,130
Range Resources Corp.	268,400	5,665,924
Schlumberger Ltd.	1,848,428	126,802,161
TechnipFMC plc *	615,400	17,563,516
The Williams Cos., Inc.	1,096,398	34,843,528
Valero Energy Corp.	609,340	42,026,180
		1,690,112,743

Food & Staples Retailing 1.9%
Costco Wholesale Corp.	580,392	91,997,936
CVS Health Corp.	1,352,651	108,117,395
Sysco Corp.	671,257	35,321,543
The Kroger Co.	1,219,394	29,899,541
Wal-Mart Stores, Inc.	1,960,402	156,812,556
Walgreens Boots Alliance, Inc.	1,135,811	91,625,873
Whole Foods Market, Inc.	421,432	17,599,000
		531,373,844

Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	2,576,591	167,401,117
Archer-Daniels-Midland Co.	756,999	31,930,218
Brown-Forman Corp., Class B	222,884	11,010,470
Campbell Soup Co.	263,611	13,926,569
ConAgra Brands, Inc.	538,249	18,429,646
Constellation Brands, Inc., Class A	226,565	43,806,343
Dr Pepper Snapple Group, Inc.	246,500	22,470,940
General Mills, Inc.	763,380	42,489,731
Hormel Foods Corp.	363,400	12,417,378
Kellogg Co.	324,934	22,095,512
McCormick & Co., Inc. — Non Voting Shares	157,802	15,038,531
Molson Coors Brewing Co., Class B	238,130	21,188,807
Mondelez International, Inc., Class A	2,029,254	89,327,761
Monster Beverage Corp. *	547,600	28,885,900
PepsiCo, Inc.	1,892,863	220,726,754
Philip Morris International, Inc.	2,066,346	241,163,242
The Coca-Cola Co.	5,111,656	234,318,311
The Hershey Co.	182,328	19,200,962
The JM Smucker Co.	150,275	18,318,522
The Kraft Heinz Co.	793,918	69,436,068
Tyson Foods, Inc., Class A	392,690	24,880,838
		1,368,463,620

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Health Care Equipment & Services 5.7%
Abbott Laboratories	2,315,094	113,856,323
Aetna, Inc.	438,075	67,599,353
Align Technology, Inc. *	100,000	16,723,000
AmerisourceBergen Corp.	218,146	20,466,458
Anthem, Inc.	349,729	65,123,037
Baxter International, Inc.	649,089	39,256,903
Becton, Dickinson & Co.	299,673	60,354,142
Boston Scientific Corp. *	1,800,774	47,936,604
C.R. Bard, Inc.	98,673	31,634,564
Cardinal Health, Inc.	425,133	32,845,775
Centene Corp. *	234,800	18,647,816
Cerner Corp. *	386,900	24,904,753
Cigna Corp.	343,908	59,688,672
Danaher Corp.	805,674	65,654,374
DaVita, Inc. *	204,000	13,215,120
DENTSPLY SIRONA, Inc.	311,800	19,340,954
Edwards Lifesciences Corp. *	272,900	31,432,622
Envision Healthcare Corp. *	145,000	8,182,350
Express Scripts Holding Co. *	794,395	49,760,903
HCA Healthcare, Inc. *	373,600	30,015,024
Henry Schein, Inc. *	104,900	19,113,829
Hologic, Inc. *	367,800	16,260,438
Humana, Inc.	194,303	44,922,854
IDEXX Laboratories, Inc. *	115,300	19,192,838
Intuitive Surgical, Inc. *	49,031	46,003,826
Laboratory Corp. of America Holdings *	133,991	21,292,510
McKesson Corp.	283,975	45,967,033
Medtronic plc	1,816,276	152,512,696
Patterson Cos., Inc.	104,447	4,357,529
Quest Diagnostics, Inc.	185,480	20,089,339
ResMed, Inc.	187,307	14,445,116
Stryker Corp.	412,840	60,728,764
The Cooper Cos., Inc.	66,300	16,168,581
UnitedHealth Group, Inc.	1,283,110	246,113,329
Universal Health Services, Inc., Class B	119,100	13,199,853
Varian Medical Systems, Inc. *	123,906	12,033,751
Zimmer Biomet Holdings, Inc.	267,223	32,419,494
		1,601,460,527

Household & Personal Products 1.9%
Church & Dwight Co., Inc.	324,000	17,285,400
Colgate-Palmolive Co.	1,170,294	84,495,227
Coty, Inc., Class A	650,900	13,330,432
Kimberly-Clark Corp.	474,495	58,438,804
The Clorox Co.	168,057	22,433,929
The Estee Lauder Cos., Inc., Class A	295,052	29,207,197
The Procter & Gamble Co.	3,398,090	308,614,534
		533,805,523

Insurance 2.8%
Aflac, Inc.	525,473	41,906,472
American International Group, Inc.	1,161,630	76,028,684
Aon plc	345,050	47,675,559
Arthur J. Gallagher & Co.	238,300	14,009,657
Assurant, Inc.	74,246	7,815,876
Chubb Ltd.	617,765	90,477,862
Cincinnati Financial Corp.	192,903	14,691,492
Everest Re Group Ltd.	52,800	13,854,192
Lincoln National Corp.	294,671	21,528,663
Loews Corp.	382,716	18,630,615
Marsh & McLennan Cos., Inc.	678,879	52,932,196
MetLife, Inc.	1,447,577	79,616,735
Principal Financial Group, Inc.	358,667	23,941,022
Prudential Financial, Inc.	566,631	64,159,628
The Allstate Corp.	483,910	44,035,810
Security	Number of Shares	Value ($)
The Hartford Financial Services Group, Inc.	500,395	27,521,725
The Progressive Corp.	786,920	37,087,540
The Travelers Cos., Inc.	376,160	48,182,334
Torchmark Corp.	143,266	11,313,716
Unum Group	303,840	15,231,499
Willis Towers Watson plc	166,225	24,747,578
XL Group Ltd.	361,199	16,037,236
		791,426,091

Materials 2.9%
Air Products & Chemicals, Inc.	286,101	40,669,257
Albemarle Corp.	148,846	17,236,367
Avery Dennison Corp.	119,776	11,130,784
Ball Corp.	454,928	19,061,483
CF Industries Holdings, Inc.	297,325	8,726,489
E.I. du Pont de Nemours & Co.	1,158,304	95,224,172
Eastman Chemical Co.	188,616	15,685,306
Ecolab, Inc.	351,428	46,272,525
FMC Corp.	179,900	13,740,762
Freeport-McMoRan, Inc. *	1,800,240	26,319,509
International Flavors & Fragrances, Inc.	107,943	14,375,849
International Paper Co.	541,189	29,754,571
LyondellBasell Industries N.V., Class A	442,900	39,900,861
Martin Marietta Materials, Inc.	80,300	18,182,329
Monsanto Co.	584,700	68,304,654
Newmont Mining Corp.	712,846	26,496,486
Nucor Corp.	422,300	24,354,041
Packaging Corp. of America	124,420	13,621,501
PPG Industries, Inc.	336,896	35,458,304
Praxair, Inc.	378,679	49,288,859
Sealed Air Corp.	267,068	11,620,129
The Dow Chemical Co.	1,503,035	96,554,968
The Mosaic Co.	492,500	11,888,950
The Sherwin-Williams Co.	107,736	36,336,121
Vulcan Materials Co.	173,271	21,333,125
WestRock Co.	334,889	19,229,326
		810,766,728

Media 3.1%
CBS Corp., Class B — Non Voting Shares	491,336	32,344,649
Charter Communications, Inc., Class A *	286,900	112,438,979
Comcast Corp., Class A	6,315,128	255,446,927
Discovery Communications, Inc., Class A *	204,800	5,038,080
Discovery Communications, Inc., Class C *	310,500	7,181,865
DISH Network Corp., Class A *	306,900	19,650,807
News Corp., Class A	523,000	7,484,130
News Corp., Class B	205,200	3,016,440
Omnicom Group, Inc.	314,247	24,743,809
Scripps Networks Interactive, Inc., Class A	133,093	11,633,659
The Interpublic Group of Cos., Inc.	506,365	10,942,548
The Walt Disney Co.	1,925,283	211,646,360
Time Warner, Inc.	1,025,374	105,018,805
Twenty-First Century Fox, Inc., Class A	1,395,401	40,606,169
Twenty-First Century Fox, Inc., Class B	652,700	18,725,963
Viacom, Inc., Class B	448,853	15,673,947
		881,593,137

Pharmaceuticals, Biotechnology & Life Sciences 8.6%
AbbVie, Inc.	2,115,286	147,879,644
Agilent Technologies, Inc.	429,866	25,701,688
Alexion Pharmaceuticals, Inc. *	294,300	40,419,162
Allergan plc	448,368	113,136,697

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Amgen, Inc.	978,059	170,681,076
Biogen, Inc. *	281,791	81,603,856
Bristol-Myers Squibb Co.	2,190,464	124,637,402
Celgene Corp. *	1,040,326	140,870,544
Eli Lilly & Co.	1,291,923	106,790,355
Gilead Sciences, Inc.	1,742,850	132,613,457
Illumina, Inc. *	197,600	34,352,760
Incyte Corp. *	230,600	30,736,674
Johnson & Johnson	3,578,625	474,955,110
Merck & Co., Inc.	3,644,814	232,830,718
Mettler-Toledo International, Inc. *	34,900	20,000,492
Mylan N.V. *	593,651	23,146,452
PerkinElmer, Inc.	141,360	9,305,729
Perrigo Co., plc	194,000	14,534,480
Pfizer, Inc.	7,944,633	263,444,030
Regeneron Pharmaceuticals, Inc. *	101,700	49,997,754
Thermo Fisher Scientific, Inc.	518,337	90,983,694
Vertex Pharmaceuticals, Inc. *	327,500	49,721,050
Waters Corp. *	108,352	18,792,571
Zoetis, Inc.	646,000	40,387,920
		2,437,523,315

Real Estate 2.9%
Alexandria Real Estate Equities, Inc.	122,600	14,865,250
American Tower Corp.	567,000	77,299,110
Apartment Investment & Management Co., Class A	209,014	9,520,588
AvalonBay Communities, Inc.	181,299	34,872,863
Boston Properties, Inc.	208,176	25,170,560
CBRE Group, Inc., Class A *	417,640	15,866,144
Crown Castle International Corp.	532,643	53,573,233
Digital Realty Trust, Inc.	213,700	24,648,158
Duke Realty Corp.	469,646	13,427,179
Equinix, Inc.	103,609	46,699,685
Equity Residential	475,622	32,370,833
Essex Property Trust, Inc.	85,100	22,270,670
Extra Space Storage, Inc.	167,400	13,308,300
Federal Realty Investment Trust	95,900	12,719,217
GGP, Inc.	804,100	18,180,701
HCP, Inc.	633,100	20,037,615
Host Hotels & Resorts, Inc.	1,009,711	18,841,207
Iron Mountain, Inc.	323,302	11,777,892
Kimco Realty Corp.	569,859	11,499,755
Mid-America Apartment Communities, Inc.	153,500	15,891,855
Prologis, Inc.	703,589	42,785,247
Public Storage	195,678	40,225,526
Realty Income Corp.	368,600	21,032,316
Regency Centers Corp.	193,800	12,833,436
Simon Property Group, Inc.	411,253	65,183,600
SL Green Realty Corp.	129,700	13,394,119
The Macerich Co.	152,100	8,729,019
UDR, Inc.	351,100	13,724,499
Ventas, Inc.	473,700	31,903,695
Vornado Realty Trust	233,156	18,500,929
Welltower, Inc.	490,900	36,027,151
Weyerhaeuser Co.	999,923	33,017,457
		830,197,809

Retailing 5.4%
Advance Auto Parts, Inc.	101,600	11,380,216
Amazon.com, Inc. *	527,280	520,836,638
AutoNation, Inc. *	91,733	3,887,645
AutoZone, Inc. *	36,498	19,702,350
Best Buy Co., Inc.	353,957	20,649,851
CarMax, Inc. *	239,400	15,860,250
Dollar General Corp.	333,200	25,043,312
Security	Number of Shares	Value ($)
Dollar Tree, Inc. *	324,230	23,370,498
Expedia, Inc.	165,113	25,835,231
Foot Locker, Inc.	165,000	7,786,350
Genuine Parts Co.	191,338	16,250,336
Kohl's Corp.	231,910	9,589,479
L Brands, Inc.	307,535	14,266,549
LKQ Corp. *	415,100	14,345,856
Lowe's Cos., Inc.	1,148,288	88,877,491
Macy's, Inc.	382,226	9,077,868
Netflix, Inc. *	571,700	103,855,022
Nordstrom, Inc.	139,796	6,789,892
O'Reilly Automotive, Inc. *	122,100	24,945,030
Ross Stores, Inc.	514,600	28,467,672
Signet Jewelers Ltd. (b)	94,000	5,749,040
Staples, Inc.	929,769	9,437,155
Target Corp.	723,408	40,995,531
The Gap, Inc.	277,162	6,604,771
The Home Depot, Inc.	1,587,750	237,527,400
The Priceline Group, Inc. *	65,615	133,100,028
The TJX Cos., Inc.	865,406	60,846,696
Tiffany & Co.	140,028	13,374,074
Tractor Supply Co.	162,600	9,125,112
TripAdvisor, Inc. *	147,713	5,763,761
Ulta Salon, Cosmetics & Fragrance, Inc. *	81,400	20,448,494
		1,533,789,598

Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc. *	978,100	13,311,941
Analog Devices, Inc.	489,240	38,654,853
Applied Materials, Inc.	1,426,272	63,198,112
Broadcom Ltd.	531,620	131,129,389
Intel Corp.	6,269,105	222,365,154
KLA-Tencor Corp.	200,481	18,570,555
Lam Research Corp.	215,074	34,295,700
Microchip Technology, Inc.	306,223	24,510,089
Micron Technology, Inc. *	1,392,275	39,150,773
NVIDIA Corp.	791,582	128,639,991
Qorvo, Inc. *	172,500	11,826,600
QUALCOMM, Inc.	1,962,265	104,372,875
Skyworks Solutions, Inc.	248,300	26,039,221
Texas Instruments, Inc.	1,328,454	108,109,587
Xilinx, Inc.	333,563	21,101,195
		985,276,035

Software & Services 13.7%
Accenture plc, Class A	822,900	106,005,978
Activision Blizzard, Inc.	917,700	56,695,506
Adobe Systems, Inc. *	658,176	96,416,202
Akamai Technologies, Inc. *	222,141	10,471,727
Alliance Data Systems Corp.	72,500	17,503,675
Alphabet, Inc., Class A *	394,812	373,294,746
Alphabet, Inc., Class C *	396,875	369,292,188
ANSYS, Inc. *	114,000	14,768,700
Autodesk, Inc. *	254,981	28,249,345
Automatic Data Processing, Inc.	593,473	70,569,874
CA, Inc.	407,925	12,661,992
Citrix Systems, Inc. *	208,608	16,475,860
Cognizant Technology Solutions Corp., Class A	792,096	54,908,095
CSRA, Inc.	199,340	6,500,477
DXC Technology Co.	382,851	30,007,861
eBay, Inc. *	1,336,569	47,755,610
Electronic Arts, Inc. *	413,892	48,317,752
Facebook, Inc., Class A *	3,142,400	531,851,200
Fidelity National Information Services, Inc.	435,234	39,702,046

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fiserv, Inc. *	281,004	36,109,014
Gartner, Inc. *	116,500	14,949,280
Global Payments, Inc.	204,800	19,326,976
International Business Machines Corp.	1,132,990	163,909,663
Intuit, Inc.	327,609	44,951,231
MasterCard, Inc., Class A	1,249,190	159,646,482
Microsoft Corp.	10,269,731	746,609,444
Oracle Corp.	3,982,186	198,830,547
Paychex, Inc.	436,865	25,272,640
PayPal Holdings, Inc. *	1,487,169	87,073,745
Red Hat, Inc. *	242,000	23,926,540
salesforce.com, Inc. *	896,865	81,435,342
Symantec Corp.	796,450	24,681,986
Synopsys, Inc. *	207,500	15,888,275
The Western Union Co.	629,625	12,435,094
Total System Services, Inc.	230,100	14,602,146
VeriSign, Inc. *	112,125	11,343,686
Visa, Inc., Class A	2,456,700	244,589,052
		3,857,029,977

Technology Hardware & Equipment 5.5%
Amphenol Corp., Class A	399,700	30,625,014
Apple, Inc.	6,930,315	1,030,745,750
Cisco Systems, Inc.	6,634,828	208,665,341
Corning, Inc.	1,243,387	36,232,297
F5 Networks, Inc. *	82,400	9,949,800
FLIR Systems, Inc.	186,200	6,948,984
Harris Corp.	157,600	18,040,472
Hewlett Packard Enterprise Co.	2,175,108	38,086,141
HP, Inc.	2,258,508	43,137,503
Juniper Networks, Inc.	510,965	14,281,472
Motorola Solutions, Inc.	219,322	19,888,118
NetApp, Inc.	374,374	16,255,319
Seagate Technology plc	384,000	12,656,640
TE Connectivity Ltd.	469,800	37,767,222
Western Digital Corp.	382,936	32,595,512
Xerox Corp.	293,391	8,998,302
		1,564,873,887

Telecommunication Services 2.2%
AT&T, Inc.	8,193,802	319,558,278
CenturyLink, Inc.	737,543	17,162,626
Level 3 Communications, Inc. *	393,600	23,096,448
Verizon Communications, Inc.	5,406,778	261,688,055
		621,505,407

Transportation 2.1%
Alaska Air Group, Inc.	163,600	13,943,628
American Airlines Group, Inc.	652,700	32,922,188
C.H. Robinson Worldwide, Inc.	184,895	12,129,112
CSX Corp.	1,234,691	60,919,654
Delta Air Lines, Inc.	974,800	48,116,128
Expeditors International of Washington, Inc.	239,800	14,119,424
FedEx Corp.	329,968	68,643,243
JB Hunt Transport Services, Inc.	108,100	9,805,751
Kansas City Southern	143,800	14,838,722
Norfolk Southern Corp.	380,592	42,847,047
Southwest Airlines Co.	797,636	44,276,775
Union Pacific Corp.	1,074,950	110,676,852
United Continental Holdings, Inc. *	380,400	25,745,472
United Parcel Service, Inc., Class B	916,118	101,038,654
		600,022,650

Security	Number of Shares	Value ($)
Utilities 3.2%
AES Corp.	887,049	9,917,208
Alliant Energy Corp.	310,969	12,603,574
Ameren Corp.	311,820	17,493,102
American Electric Power Co., Inc.	664,802	46,895,133
American Water Works Co., Inc.	231,000	18,734,100
CenterPoint Energy, Inc.	564,366	15,909,478
CMS Energy Corp.	373,584	17,274,524
Consolidated Edison, Inc.	403,765	33,455,968
Dominion Energy, Inc.	833,164	64,303,597
DTE Energy Co.	242,112	25,920,511
Duke Energy Corp.	921,399	78,429,483
Edison International	439,593	34,587,177
Entergy Corp.	241,553	18,531,946
Eversource Energy	420,000	25,531,800
Exelon Corp.	1,221,993	46,851,212
FirstEnergy Corp.	606,694	19,359,605
NextEra Energy, Inc.	623,838	91,136,493
NiSource, Inc.	427,662	11,144,872
NRG Energy, Inc.	439,400	10,818,028
PG&E Corp.	682,806	46,219,138
Pinnacle West Capital Corp.	156,061	13,535,170
PPL Corp.	892,570	34,212,208
Public Service Enterprise Group, Inc.	668,570	30,065,593
SCANA Corp.	195,700	12,597,209
Sempra Energy	332,369	37,561,021
The Southern Co.	1,307,825	62,684,052
WEC Energy Group, Inc.	408,878	25,747,048
Xcel Energy, Inc.	676,386	31,999,822
		893,519,072
Total Common Stock
(Cost $14,870,175,327)		28,118,192,140

Other Investment Company 0.1% of net assets

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.89% (c)	23,275,043	23,275,043
Total Other Investment Company
(Cost $23,275,043)		23,275,043
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Sumitomo Mitsui Banking Corp.
0.59%, 08/01/17 (d)	191,731,150	191,731,150
Total Short-Term Investment
(Cost $191,731,150)		191,731,150

End of Investments.

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

At 07/31/17, the tax basis cost of the fund's investments was $15,124,974,504 and the unrealized appreciation and depreciation were $13,482,403,773 and ($274,179,944), respectively, with a net unrealized appreciation of $13,208,223,829.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $22,598,158.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
In addition to the above, the fund held the following at July 31, 2017:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/15/17	850	104,890,000	(70,091)

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$28,118,192,140	$—	$—	$28,118,192,140
Other Investment Company[1]	23,275,043	—	—	23,275,043
Short-Term Investment[1]	—	191,731,150	—	191,731,150
Total	$28,141,467,183	$191,731,150	$—	$28,333,198,333
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($70,091)	$—	$—	($70,091)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.

Schwab Investments
Schwab 1000 Index® Fund

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	1,982,840,377	7,351,555,688
1.0%	Other Investment Companies	72,150,935	72,150,935
100.5%	Total Investments	2,054,991,312	7,423,706,623
(0.5%)	Other Assets and Liabilities, Net		(37,613,602)
100.0%	Net Assets		7,386,093,021

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.9%
Adient plc	29,818	1,952,184
Autoliv, Inc. (b)	26,600	2,883,174
BorgWarner, Inc.	69,096	3,229,547
Delphi Automotive plc	82,400	7,450,608
Ford Motor Co.	1,208,087	13,554,736
General Motors Co.	418,200	15,046,836
Gentex Corp.	97,544	1,660,199
Harley-Davidson, Inc.	59,392	2,890,609
Lear Corp.	23,600	3,497,284
Tenneco, Inc.	12,300	680,190
Tesla, Inc. *	38,408	12,423,836
The Goodyear Tire & Rubber Co.	83,100	2,618,481
Thor Industries, Inc.	14,500	1,527,575
		69,415,259

Banks 6.4%
Associated Banc-Corp.	42,800	1,025,060
Bank of America Corp.	3,073,841	74,141,045
Bank of Hawaii Corp.	12,970	1,085,200
Bank of the Ozarks, Inc.	34,700	1,497,305
BankUnited, Inc.	35,000	1,204,700
BB&T Corp.	261,200	12,359,984
BOK Financial Corp.	8,900	757,123
Chemical Financial Corp.	22,600	1,089,094
CIT Group, Inc.	53,588	2,553,468
Citigroup, Inc.	851,556	58,289,008
Citizens Financial Group, Inc.	163,500	5,735,580
Comerica, Inc.	51,128	3,697,066
Commerce Bancshares, Inc.	29,381	1,705,273
Cullen/Frost Bankers, Inc.	16,900	1,534,182
East West Bancorp, Inc.	45,800	2,609,684
F.N.B. Corp.	85,200	1,167,240
Fifth Third Bancorp	241,084	6,436,943
First Citizens BancShares, Inc., Class A	3,300	1,214,466
First Horizon National Corp.	70,500	1,228,815
First Republic Bank	44,600	4,474,718
Fulton Financial Corp.	49,000	894,250
Hancock Holding Co.	25,238	1,160,948
Home BancShares, Inc.	50,100	1,242,480
Huntington Bancshares, Inc.	329,006	4,359,330
IBERIABANK Corp.	13,454	1,087,756
Investors Bancorp, Inc.	108,730	1,443,934
Security	Number of Shares	Value ($)
JPMorgan Chase & Co.	1,095,878	100,601,600
KeyCorp	333,218	6,011,253
M&T Bank Corp.	49,343	8,050,310
MB Financial, Inc.	20,000	818,000
MGIC Investment Corp. *	103,900	1,212,513
New York Community Bancorp, Inc.	149,882	1,967,951
PacWest Bancorp	28,300	1,358,966
People's United Financial, Inc.	103,793	1,810,150
Popular, Inc.	31,529	1,328,632
Prosperity Bancshares, Inc.	23,100	1,480,710
Radian Group, Inc.	65,144	1,134,808
Regions Financial Corp.	390,106	5,695,548
Signature Bank *	15,700	2,175,706
SunTrust Banks, Inc.	155,993	8,936,839
SVB Financial Group *	14,900	2,658,756
Synovus Financial Corp.	44,657	1,941,686
TCF Financial Corp.	40,000	630,400
Texas Capital Bancshares, Inc. *	21,190	1,660,237
TFS Financial Corp.	27,300	436,254
The PNC Financial Services Group, Inc.	154,134	19,852,459
U.S. Bancorp	486,505	25,677,734
UMB Financial Corp.	13,000	905,580
Umpqua Holdings Corp.	55,400	1,027,116
United Bankshares, Inc.	21,700	748,650
Webster Financial Corp.	27,500	1,428,075
Wells Fargo & Co.	1,388,696	74,906,262
Western Alliance Bancorp *	27,800	1,400,564
Wintrust Financial Corp.	15,728	1,184,476
Zions Bancorp	63,798	2,891,325
		473,927,212

Capital Goods 7.5%
3M Co.	182,554	36,724,388
A.O. Smith Corp.	50,800	2,720,340
Acuity Brands, Inc.	14,300	2,897,895
AECOM *	34,700	1,106,930
AGCO Corp.	14,200	1,024,388
Air Lease Corp.	19,700	779,726
Allegion plc	28,700	2,331,588
Allison Transmission Holdings, Inc.	38,000	1,436,400
AMETEK, Inc.	75,105	4,624,966
Arconic, Inc.	118,940	2,948,523
BWX Technologies, Inc.	32,900	1,733,172
Carlisle Cos., Inc.	20,736	2,023,626
Caterpillar, Inc.	180,796	20,601,704
Colfax Corp. *	25,000	1,032,000
Crane Co.	16,384	1,236,992
Cummins, Inc.	49,892	8,376,867
Curtiss-Wright Corp.	15,200	1,465,584
Deere & Co.	95,946	12,307,953
Donaldson Co., Inc.	32,900	1,562,421
Dover Corp.	50,237	4,219,908
Eaton Corp. plc	142,901	11,182,003
EMCOR Group, Inc.	14,300	965,250
Emerson Electric Co.	200,228	11,935,591
EnerSys	9,500	686,565

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fastenal Co.	92,300	3,965,208
Flowserve Corp.	43,023	1,769,536
Fluor Corp.	40,958	1,778,806
Fortive Corp.	92,520	5,989,745
Fortune Brands Home & Security, Inc.	52,900	3,473,943
General Dynamics Corp.	89,844	17,639,073
General Electric Co.	2,680,102	68,637,412
Graco, Inc.	15,694	1,821,132
HD Supply Holdings, Inc. *	51,900	1,686,231
Hexcel Corp.	26,300	1,345,771
Honeywell International, Inc.	239,099	32,546,156
Hubbell, Inc.	16,932	2,011,352
Huntington Ingalls Industries, Inc.	13,700	2,823,707
IDEX Corp.	28,906	3,368,705
Illinois Tool Works, Inc.	100,404	14,127,847
Ingersoll-Rand plc	82,400	7,241,312
ITT, Inc.	30,300	1,242,300
Jacobs Engineering Group, Inc.	38,756	2,043,216
Johnson Controls International plc	288,386	11,232,635
L3 Technologies, Inc.	23,374	4,089,749
Lennox International, Inc.	11,700	2,000,700
Lincoln Electric Holdings, Inc.	22,200	1,937,172
Lockheed Martin Corp.	76,564	22,366,641
Masco Corp.	108,836	4,149,917
MasTec, Inc. *	18,800	868,560
MSC Industrial Direct Co., Inc., Class A	15,558	1,107,885
Nordson Corp.	18,000	2,286,000
Northrop Grumman Corp.	53,832	14,164,814
Orbital ATK, Inc.	13,800	1,410,084
Oshkosh Corp.	23,600	1,625,096
Owens Corning	36,900	2,474,145
PACCAR, Inc.	107,289	7,343,932
Parker-Hannifin Corp.	41,253	6,847,173
Pentair plc	57,895	3,651,438
Quanta Services, Inc. *	40,100	1,352,573
Raytheon Co.	91,290	15,680,883
Regal Beloit Corp.	11,400	950,190
Rockwell Automation, Inc.	39,549	6,526,771
Rockwell Collins, Inc.	50,483	5,377,954
Roper Technologies, Inc.	30,891	7,180,922
Sensata Technologies Holding N.V. *	39,000	1,759,680
Snap-on, Inc.	17,250	2,659,950
Spirit AeroSystems Holdings, Inc., Class A	37,400	2,260,082
Stanley Black & Decker, Inc.	46,641	6,561,922
Teledyne Technologies, Inc. *	12,600	1,717,884
Terex Corp.	20,800	818,896
Textron, Inc.	88,938	4,369,524
The Boeing Co.	176,789	42,864,261
The Middleby Corp. *	18,300	2,391,444
The Timken Co.	14,900	677,950
The Toro Co.	30,400	2,161,136
TransDigm Group, Inc.	16,600	4,683,524
Trinity Industries, Inc.	44,200	1,211,522
United Rentals, Inc. *	31,467	3,743,314
United Technologies Corp.	234,703	27,828,735
Univar, Inc. *	23,000	713,920
USG Corp. *	13,000	351,520
Valmont Industries, Inc.	5,900	900,930
W.W. Grainger, Inc.	17,876	2,980,644
WABCO Holdings, Inc. *	18,000	2,476,260
Wabtec Corp.	28,800	2,170,368
Watsco, Inc.	7,000	1,055,390
WESCO International, Inc. *	5,600	287,000
Woodward, Inc.	17,300	1,209,962
Xylem, Inc.	53,400	3,029,382
		554,946,666

Security	Number of Shares	Value ($)
Commercial & Professional Services 0.7%
Cintas Corp.	25,710	3,466,993
Copart, Inc. *	72,148	2,271,940
Deluxe Corp.	14,500	1,046,900
Equifax, Inc.	37,300	5,424,912
IHS Markit Ltd. *	87,832	4,097,363
KAR Auction Services, Inc.	44,400	1,866,576
ManpowerGroup, Inc.	21,591	2,313,476
Nielsen Holdings plc	95,500	4,107,455
Republic Services, Inc.	81,581	5,239,132
Robert Half International, Inc.	43,891	1,986,068
Rollins, Inc.	32,850	1,426,018
Stericycle, Inc. *	27,098	2,088,714
The Dun & Bradstreet Corp.	10,925	1,210,053
TransUnion *	30,200	1,384,066
Verisk Analytics, Inc. *	47,800	4,171,028
Waste Management, Inc.	131,077	9,850,437
		51,951,131

Consumer Durables & Apparel 1.3%
Brunswick Corp.	29,300	1,658,673
CalAtlantic Group, Inc.	22,300	782,730
Carter's, Inc.	17,300	1,500,429
Coach, Inc.	89,730	4,229,872
Columbia Sportswear Co.	8,900	539,162
D.R. Horton, Inc.	107,597	3,840,137
Garmin Ltd.	39,886	2,001,878
Hanesbrands, Inc.	121,600	2,787,072
Hasbro, Inc.	34,225	3,623,743
Leggett & Platt, Inc.	39,744	1,914,866
Lennar Corp., Class A	60,775	3,187,041
lululemon Athletica, Inc. *	34,500	2,126,580
Mattel, Inc.	102,797	2,057,996
Michael Kors Holdings Ltd. *	43,500	1,585,140
Mohawk Industries, Inc. *	19,439	4,840,117
Newell Brands, Inc.	143,713	7,576,549
NIKE, Inc., Class B	403,612	23,833,289
NVR, Inc. *	1,098	2,866,263
Polaris Industries, Inc. (b)	19,200	1,721,472
PulteGroup, Inc.	98,799	2,412,672
PVH Corp.	25,514	3,043,565
Ralph Lauren Corp.	18,395	1,391,582
Skechers U.S.A., Inc., Class A *	33,100	929,779
Tempur Sealy International, Inc. *(b)	7,300	420,991
Toll Brothers, Inc.	50,000	1,929,500
Under Armour, Inc., Class A *(b)	56,200	1,125,124
Under Armour, Inc., Class C *	56,598	1,024,990
VF Corp.	103,828	6,457,063
Whirlpool Corp.	24,515	4,360,728
		95,769,003

Consumer Services 2.0%
Aramark	65,800	2,622,788
Bright Horizons Family Solutions, Inc. *	12,900	1,019,229
Carnival Corp.	127,060	8,485,067
Chipotle Mexican Grill, Inc. *	8,050	2,767,349
Cracker Barrel Old Country Store, Inc. (b)	8,100	1,259,145
Darden Restaurants, Inc.	34,165	2,865,760
Domino's Pizza, Inc.	16,000	2,984,000
Dunkin' Brands Group, Inc.	28,000	1,484,840
Extended Stay America, Inc.	38,200	755,214
H&R Block, Inc.	75,198	2,293,539
Hilton Worldwide Holdings, Inc.	58,800	3,676,764
Jack in the Box, Inc.	12,400	1,150,224
Las Vegas Sands Corp.	117,163	7,218,412
Marriott International, Inc., Class A	100,008	10,419,834

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
McDonald's Corp.	249,636	38,728,529
MGM Resorts International	147,287	4,850,161
Norwegian Cruise Line Holdings Ltd. *	47,500	2,615,825
Royal Caribbean Cruises Ltd.	52,391	5,923,850
Service Corp. International	63,100	2,191,463
ServiceMaster Global Holdings, Inc. *	41,700	1,833,132
Six Flags Entertainment Corp.	24,400	1,387,628
Starbucks Corp.	457,354	24,687,969
Texas Roadhouse, Inc.	19,700	931,810
The Wendy's Co.	60,900	940,296
Vail Resorts, Inc.	11,800	2,486,968
Wyndham Worldwide Corp.	34,917	3,644,287
Wynn Resorts Ltd.	24,842	3,213,064
Yum! Brands, Inc.	108,276	8,172,673
		150,609,820

Diversified Financials 5.3%
Affiliated Managers Group, Inc.	17,859	3,318,738
AGNC Investment Corp.	94,700	2,005,746
Ally Financial, Inc.	123,500	2,796,040
American Express Co.	238,877	20,359,487
Ameriprise Financial, Inc.	50,257	7,281,234
Annaly Capital Management, Inc.	332,700	4,002,381
Berkshire Hathaway, Inc., Class B *	585,012	102,359,550
BlackRock, Inc.	38,765	16,534,435
Capital One Financial Corp.	150,653	12,983,276
CBOE Holdings, Inc.	25,400	2,401,062
Chimera Investment Corp.	47,000	884,540
CME Group, Inc.	101,480	12,443,478
Credit Acceptance Corp. *(b)	3,200	797,120
Discover Financial Services	128,724	7,844,441
E*TRADE Financial Corp. *	86,290	3,537,890
Eaton Vance Corp.	39,084	1,918,634
FactSet Research Systems, Inc.	12,900	2,157,138
Franklin Resources, Inc.	114,858	5,143,341
Intercontinental Exchange, Inc.	183,550	12,244,620
Invesco Ltd.	110,190	3,831,306
Lazard Ltd., Class A	31,200	1,457,352
Legg Mason, Inc.	31,214	1,248,872
Leucadia National Corp.	101,178	2,633,663
LPL Financial Holdings, Inc.	17,900	819,104
MarketAxess Holdings, Inc.	11,500	2,333,235
Moody's Corp.	53,326	7,019,301
Morgan Stanley	449,448	21,079,111
Morningstar, Inc.	4,800	396,336
MSCI, Inc.	29,450	3,208,578
Nasdaq, Inc.	36,337	2,702,383
Navient Corp.	68,400	1,008,900
New Residential Investment Corp.	71,600	1,217,200
Northern Trust Corp.	65,976	5,773,560
Raymond James Financial, Inc.	39,649	3,298,400
S&P Global, Inc.	82,236	12,630,627
Santander Consumer USA Holdings, Inc. *	28,200	361,242
SEI Investments Co.	42,148	2,381,783
SLM Corp. *	80,000	886,400
Starwood Property Trust, Inc.	63,900	1,408,356
State Street Corp.	114,250	10,651,527
Stifel Financial Corp. *	10,000	508,500
Synchrony Financial	257,300	7,801,336
T. Rowe Price Group, Inc.	76,550	6,332,216
TD Ameritrade Holding Corp.	87,231	3,989,074
The Bank of New York Mellon Corp.	325,996	17,287,568
The Charles Schwab Corp. (a)	375,265	16,098,868
The Goldman Sachs Group, Inc.	116,132	26,168,024
Voya Financial, Inc.	46,500	1,824,660
		387,370,633

Security	Number of Shares	Value ($)
Energy 5.8%
Anadarko Petroleum Corp.	174,148	7,953,339
Andeavor	47,587	4,736,334
Antero Resources Corp. *	47,200	973,264
Apache Corp.	118,700	5,873,276
Baker Hughes, a GE Co.	135,606	5,002,505
Cabot Oil & Gas Corp.	145,596	3,620,973
Cheniere Energy, Inc. *	74,900	3,385,480
Chesapeake Energy Corp. *(b)	245,959	1,219,957
Chevron Corp.	583,937	63,760,081
Cimarex Energy Co.	29,115	2,883,258
Concho Resources, Inc. *	45,200	5,887,752
ConocoPhillips	385,266	17,479,518
CONSOL Energy, Inc. *	50,000	838,000
Continental Resources, Inc. *	25,800	862,494
Core Laboratories N.V. (b)	13,300	1,337,049
Devon Energy Corp.	162,382	5,408,944
Diamondback Energy, Inc. *	30,800	2,953,104
Energen Corp. *	28,000	1,491,840
EOG Resources, Inc.	180,204	17,144,609
EQT Corp.	51,600	3,286,920
Exxon Mobil Corp.	1,307,363	104,641,335
Gulfport Energy Corp. *	54,400	686,528
Halliburton Co.	280,788	11,916,643
Helmerich & Payne, Inc. (b)	31,392	1,589,063
Hess Corp.	84,123	3,746,838
HollyFrontier Corp.	59,400	1,713,096
Kinder Morgan, Inc.	579,917	11,847,704
Laredo Petroleum, Inc. *	35,000	453,600
Marathon Oil Corp.	267,696	3,273,922
Marathon Petroleum Corp.	164,600	9,215,954
Murphy Oil Corp.	49,944	1,327,512
Nabors Industries Ltd.	87,907	677,763
National Oilwell Varco, Inc.	119,426	3,906,425
Newfield Exploration Co. *	63,666	1,829,124
Noble Energy, Inc.	147,622	4,267,752
Occidental Petroleum Corp.	244,916	15,167,648
ONEOK, Inc.	117,245	6,632,550
Parsley Energy, Inc., Class A *	73,000	2,137,440
Patterson-UTI Energy, Inc.	49,797	963,074
PDC Energy, Inc. *	7,959	375,346
Phillips 66	136,400	11,423,500
Pioneer Natural Resources Co.	55,711	9,086,464
QEP Resources, Inc. *	90,600	776,442
Range Resources Corp.	63,528	1,341,076
Rice Energy, Inc. *	45,000	1,258,650
RPC, Inc. (b)	17,600	364,496
RSP Permian, Inc. *	33,200	1,140,752
Schlumberger Ltd.	431,405	29,594,383
SM Energy Co.	25,000	434,750
Southwestern Energy Co. *	184,100	1,049,370
Targa Resources Corp.	66,100	3,067,701
TechnipFMC plc *	144,168	4,114,555
The Williams Cos., Inc.	256,621	8,155,415
Transocean Ltd. *	153,900	1,331,235
US Silica Holdings, Inc.	25,000	728,250
Valero Energy Corp.	144,020	9,933,059
Weatherford International plc *(b)	180,000	802,800
WPX Energy, Inc. *	141,400	1,524,292
		428,595,204

Food & Staples Retailing 1.7%
Casey's General Stores, Inc.	10,600	1,131,550
Costco Wholesale Corp.	133,759	21,202,139
CVS Health Corp.	323,111	25,826,262
Rite Aid Corp. *	144,300	323,232
Sysco Corp.	151,030	7,947,199

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Kroger Co.	295,226	7,238,942
U.S. Foods Holding Corp. *	37,400	1,052,810
Wal-Mart Stores, Inc.	458,627	36,685,574
Walgreens Boots Alliance, Inc.	268,969	21,697,729
Whole Foods Market, Inc.	88,132	3,680,392
		126,785,829

Food, Beverage & Tobacco 4.6%
Altria Group, Inc.	596,705	38,767,924
Archer-Daniels-Midland Co.	190,705	8,043,937
Blue Buffalo Pet Products, Inc. *	29,200	653,204
Brown-Forman Corp., Class A	16,800	865,872
Brown-Forman Corp., Class B	44,360	2,191,384
Bunge Ltd.	40,992	3,213,363
Campbell Soup Co.	53,858	2,845,318
ConAgra Brands, Inc.	136,097	4,659,961
Constellation Brands, Inc., Class A	54,132	10,466,422
Dr Pepper Snapple Group, Inc.	57,920	5,279,987
Flowers Foods, Inc.	56,925	1,001,311
General Mills, Inc.	183,700	10,224,742
Hormel Foods Corp.	81,188	2,774,194
Ingredion, Inc.	21,800	2,688,376
Kellogg Co.	79,931	5,435,308
Lamb Weston Holdings, Inc.	45,365	1,995,153
Lancaster Colony Corp.	2,900	355,598
McCormick & Co., Inc. — Non Voting Shares	35,254	3,359,706
Molson Coors Brewing Co., Class B	58,272	5,185,043
Mondelez International, Inc., Class A	479,564	21,110,407
Monster Beverage Corp. *	137,700	7,263,675
PepsiCo, Inc.	438,185	51,096,753
Philip Morris International, Inc.	476,865	55,654,914
Pilgrim's Pride Corp. *	15,000	364,350
Pinnacle Foods, Inc.	29,600	1,757,648
Post Holdings, Inc. *	17,800	1,480,960
Seaboard Corp.	105	448,875
Snyder's-Lance, Inc.	22,700	789,733
The Coca-Cola Co.	1,200,348	55,023,952
The Hain Celestial Group, Inc. *	30,700	1,372,597
The Hershey Co.	45,564	4,798,345
The JM Smucker Co.	36,901	4,498,232
The Kraft Heinz Co.	187,600	16,407,496
TreeHouse Foods, Inc. *	14,700	1,247,001
Tyson Foods, Inc., Class A	89,659	5,680,794
		339,002,535

Health Care Equipment & Services 5.5%
Abbott Laboratories	537,201	26,419,545
ABIOMED, Inc. *	12,100	1,791,889
Acadia Healthcare Co., Inc. *(b)	21,000	1,111,530
Aetna, Inc.	106,734	16,470,124
Alere, Inc. *	25,500	1,284,945
Align Technology, Inc. *	23,400	3,913,182
AmerisourceBergen Corp.	54,220	5,086,920
Anthem, Inc.	81,423	15,161,777
athenahealth, Inc. *	12,000	1,659,840
Baxter International, Inc.	159,325	9,635,976
Becton, Dickinson & Co.	68,207	13,736,890
Boston Scientific Corp. *	429,507	11,433,476
C.R. Bard, Inc.	23,600	7,566,160
Cantel Medical Corp.	5,000	371,000
Cardinal Health, Inc.	104,710	8,089,895
Centene Corp. *	54,276	4,310,600
Cerner Corp. *	94,504	6,083,222
Cigna Corp.	78,854	13,685,900
Danaher Corp.	184,040	14,997,420
DaVita, Inc. *	53,450	3,462,491
Security	Number of Shares	Value ($)
DENTSPLY SIRONA, Inc.	76,190	4,726,066
DexCom, Inc. *	26,400	1,758,504
Edwards Lifesciences Corp. *	65,384	7,530,929
Envision Healthcare Corp. *	33,100	1,867,833
Express Scripts Holding Co. *	194,389	12,176,527
HCA Healthcare, Inc. *	95,600	7,680,504
HealthSouth Corp.	21,500	915,040
Henry Schein, Inc. *	25,919	4,722,701
Hill-Rom Holdings, Inc.	17,300	1,289,196
Hologic, Inc. *	76,970	3,402,844
Humana, Inc.	46,391	10,725,599
IDEXX Laboratories, Inc. *	29,996	4,993,134
Intuitive Surgical, Inc. *	11,841	11,109,937
Laboratory Corp. of America Holdings *	30,368	4,825,779
Masimo Corp. *	11,100	1,050,060
McKesson Corp.	68,147	11,030,955
MEDNAX, Inc. *	28,208	1,325,212
Medtronic plc	418,622	35,151,689
Molina Healthcare, Inc. *	12,300	821,640
NuVasive, Inc. *	13,500	888,165
Patterson Cos., Inc.	22,600	942,872
Quest Diagnostics, Inc.	42,747	4,629,928
ResMed, Inc.	43,716	3,371,378
STERIS plc	22,600	1,849,810
Stryker Corp.	92,554	13,614,693
Teleflex, Inc.	13,846	2,869,168
The Cooper Cos., Inc.	14,400	3,511,728
UnitedHealth Group, Inc.	295,892	56,755,044
Universal Health Services, Inc., Class B	27,874	3,089,275
Varian Medical Systems, Inc. *	31,371	3,046,752
VCA, Inc. *	20,300	1,879,374
Veeva Systems, Inc., Class A *	32,400	2,065,824
WellCare Health Plans, Inc. *	14,100	2,495,559
West Pharmaceutical Services, Inc.	22,500	1,995,750
Zimmer Biomet Holdings, Inc.	59,412	7,207,864
		403,590,115

Household & Personal Products 1.8%
Church & Dwight Co., Inc.	80,788	4,310,040
Colgate-Palmolive Co.	264,754	19,115,239
Coty, Inc., Class A	132,900	2,721,792
Edgewell Personal Care Co. *	19,900	1,436,780
Herbalife Ltd. *(b)	20,100	1,336,851
HRG Group, Inc. *	41,900	694,283
Kimberly-Clark Corp.	113,204	13,942,205
Spectrum Brands Holdings, Inc.	8,200	946,608
The Clorox Co.	40,425	5,396,333
The Estee Lauder Cos., Inc., Class A	75,068	7,430,981
The Procter & Gamble Co.	786,119	71,395,327
		128,726,439

Insurance 3.1%
Aflac, Inc.	127,713	10,185,112
Alleghany Corp. *	5,186	3,180,781
American Financial Group, Inc.	21,805	2,211,027
American International Group, Inc.	268,841	17,595,643
American National Insurance Co.	3,100	368,900
Aon plc	85,303	11,786,316
Arch Capital Group Ltd. *	37,000	3,598,620
Arthur J. Gallagher & Co.	61,120	3,593,245
Aspen Insurance Holdings Ltd.	9,000	439,200
Assurant, Inc.	19,192	2,020,342
Assured Guaranty Ltd.	41,600	1,872,416
Axis Capital Holdings Ltd.	27,862	1,799,328
Brown & Brown, Inc.	39,476	1,760,630
Chubb Ltd.	140,002	20,504,693
Cincinnati Financial Corp.	48,417	3,687,439

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CNA Financial Corp.	9,150	475,343
CNO Financial Group, Inc.	43,000	983,840
Enstar Group Ltd. *	1,800	364,680
Erie Indemnity Co., Class A	8,285	1,056,006
Everest Re Group Ltd.	12,720	3,337,601
First American Financial Corp.	24,900	1,205,409
FNF Group	88,169	4,307,937
Lincoln National Corp.	78,159	5,710,297
Loews Corp.	82,358	4,009,187
Markel Corp. *	4,447	4,765,005
Marsh & McLennan Cos., Inc.	155,820	12,149,285
Mercury General Corp.	6,500	389,285
MetLife, Inc.	339,644	18,680,420
Old Republic International Corp.	70,509	1,383,387
Primerica, Inc.	7,000	567,350
Principal Financial Group, Inc.	88,009	5,874,601
Prudential Financial, Inc.	133,597	15,127,188
Reinsurance Group of America, Inc.	19,510	2,735,302
RenaissanceRe Holdings Ltd.	13,907	2,043,077
The Allstate Corp.	107,098	9,745,918
The Hanover Insurance Group, Inc.	10,900	1,033,974
The Hartford Financial Services Group, Inc.	124,095	6,825,225
The Progressive Corp.	181,542	8,556,074
The Travelers Cos., Inc.	90,547	11,598,165
Torchmark Corp.	33,597	2,653,155
Unum Group	78,214	3,920,868
Validus Holdings Ltd.	25,509	1,372,129
W. R. Berkley Corp.	32,225	2,222,558
White Mountains Insurance Group Ltd.	1,313	1,135,220
Willis Towers Watson plc	35,766	5,324,842
XL Group Ltd.	93,067	4,132,175
		228,289,195

Materials 3.2%
Air Products & Chemicals, Inc.	64,278	9,137,118
Albemarle Corp.	39,539	4,578,616
Alcoa Corp.	35,280	1,284,192
AptarGroup, Inc.	18,200	1,472,926
Ashland Global Holdings, Inc.	20,300	1,318,891
Avery Dennison Corp.	26,560	2,468,221
Axalta Coating Systems Ltd. *	57,600	1,814,400
Ball Corp.	97,752	4,095,809
Bemis Co., Inc.	28,149	1,192,673
Berry Global Group, Inc. *	36,100	2,024,488
Cabot Corp.	14,000	760,620
Celanese Corp., Series A	44,643	4,293,317
CF Industries Holdings, Inc.	70,560	2,070,936
Crown Holdings, Inc. *	47,376	2,817,451
E.I. du Pont de Nemours & Co.	273,217	22,461,170
Eagle Materials, Inc.	14,650	1,378,565
Eastman Chemical Co.	45,762	3,805,568
Ecolab, Inc.	83,128	10,945,464
FMC Corp.	43,504	3,322,836
Freeport-McMoRan, Inc. *	406,857	5,948,249
Graphic Packaging Holding Co.	104,500	1,378,355
Huntsman Corp.	55,500	1,477,410
International Flavors & Fragrances, Inc.	24,408	3,250,657
International Paper Co.	126,807	6,971,849
LyondellBasell Industries N.V., Class A	107,400	9,675,666
Martin Marietta Materials, Inc.	21,449	4,856,697
Monsanto Co.	136,534	15,949,902
NewMarket Corp.	2,800	1,288,308
Newmont Mining Corp.	162,928	6,056,034
Nucor Corp.	99,976	5,765,616
Olin Corp.	48,800	1,438,624
Packaging Corp. of America	29,030	3,178,204
Platform Specialty Products Corp. *	50,000	700,500
PPG Industries, Inc.	81,712	8,600,188
Security	Number of Shares	Value ($)
Praxair, Inc.	89,328	11,626,932
Reliance Steel & Aluminum Co.	19,922	1,441,556
Royal Gold, Inc.	20,400	1,767,864
RPM International, Inc.	44,600	2,313,402
Sealed Air Corp.	58,102	2,528,018
Sensient Technologies Corp.	13,500	1,003,860
Silgan Holdings, Inc.	20,000	606,000
Sonoco Products Co.	33,970	1,646,866
Steel Dynamics, Inc.	74,400	2,634,504
The Chemours Co.	55,300	2,632,833
The Dow Chemical Co.	350,256	22,500,445
The Mosaic Co.	97,795	2,360,771
The Scotts Miracle-Gro Co.	14,668	1,407,981
The Sherwin-Williams Co.	23,890	8,057,380
United States Steel Corp. (b)	46,300	1,087,587
Valvoline, Inc.	55,730	1,263,399
Vulcan Materials Co.	40,825	5,026,374
W.R. Grace & Co.	21,500	1,482,640
Westlake Chemical Corp.	14,000	985,040
WestRock Co.	77,542	4,452,462
		234,605,434

Media 3.1%
AMC Networks, Inc., Class A *	13,200	844,140
Cable One, Inc.	900	683,910
CBS Corp., Class B — Non Voting Shares	123,205	8,110,585
Charter Communications, Inc., Class A *	65,520	25,677,943
Cinemark Holdings, Inc.	34,600	1,345,940
Comcast Corp., Class A	1,454,246	58,824,251
Discovery Communications, Inc., Class A *	46,200	1,136,520
Discovery Communications, Inc., Class C *	48,100	1,112,553
DISH Network Corp., Class A *	67,372	4,313,829
Liberty Broadband Corp., Class C *	20,700	2,053,026
Liberty Global plc, Class A *	79,241	2,683,100
Liberty Global plc, Series C *	219,372	7,188,821
Liberty Media Corp. — Liberty SiriusXM, Class A *	30,446	1,404,474
Liberty Media Corp. — Liberty SiriusXM, Class C *	62,700	2,884,200
Lions Gate Entertainment Corp., Class B *	15,000	412,650
Live Nation Entertainment, Inc. *	45,500	1,695,785
News Corp., Class A	118,782	1,699,770
Omnicom Group, Inc.	73,888	5,817,941
Scripps Networks Interactive, Inc., Class A	30,900	2,700,969
Sirius XM Holdings, Inc. (b)	619,300	3,629,098
TEGNA, Inc.	73,854	1,095,255
The Interpublic Group of Cos., Inc.	127,164	2,748,014
The Madison Square Garden Co., Class A *	6,933	1,523,319
The Walt Disney Co.	445,260	48,947,432
Time Warner, Inc.	237,680	24,343,186
Twenty-First Century Fox, Inc., Class A	341,328	9,932,645
Twenty-First Century Fox, Inc., Class B	136,400	3,913,316
Viacom, Inc., Class B	106,546	3,720,586
		230,443,258

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	494,626	34,579,304
ACADIA Pharmaceuticals, Inc. *	28,800	857,376
Agilent Technologies, Inc.	99,131	5,927,043
Alexion Pharmaceuticals, Inc. *	70,304	9,655,551
Alkermes plc *	44,700	2,432,127
Allergan plc	103,377	26,085,118
Alnylam Pharmaceuticals, Inc. *	24,800	2,051,952
Amgen, Inc.	228,102	39,806,080
Bio-Rad Laboratories, Inc., Class A *	6,900	1,625,847
Bio-Techne Corp.	12,563	1,456,177
Biogen, Inc. *	67,455	19,534,294

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
BioMarin Pharmaceutical, Inc. *	49,600	4,351,408
Bristol-Myers Squibb Co.	506,839	28,839,139
Bruker Corp.	33,900	972,252
Catalent, Inc. *	29,900	1,037,530
Celgene Corp. *	242,540	32,842,341
Charles River Laboratories International, Inc. *	14,400	1,414,080
Eli Lilly & Co.	300,371	24,828,667
Exelixis, Inc. *	70,700	1,916,677
Gilead Sciences, Inc.	410,344	31,223,075
Illumina, Inc. *	45,900	7,979,715
Incyte Corp. *	51,800	6,904,422
Ionis Pharmaceuticals, Inc. *	37,900	1,985,960
Jazz Pharmaceuticals plc *	19,200	2,949,312
Johnson & Johnson	832,187	110,447,859
Mallinckrodt plc *	35,120	1,608,496
Merck & Co., Inc.	844,018	53,915,870
Mettler-Toledo International, Inc. *	8,800	5,043,104
Mylan N.V. *	137,100	5,345,529
Neurocrine Biosciences, Inc. *	24,300	1,167,129
OPKO Health, Inc. *(b)	110,000	709,500
PAREXEL International Corp. *	14,000	1,225,280
PerkinElmer, Inc.	32,300	2,126,309
Perrigo Co., plc	41,900	3,139,148
Pfizer, Inc.	1,842,351	61,092,359
PRA Health Sciences, Inc. *	6,800	505,920
Quintiles IMS Holdings, Inc. *	38,946	3,526,560
Regeneron Pharmaceuticals, Inc. *	24,400	11,995,528
Seattle Genetics, Inc. *	33,600	1,696,800
TESARO, Inc. *	10,500	1,340,430
Thermo Fisher Scientific, Inc.	123,798	21,730,263
United Therapeutics Corp. *	14,100	1,810,440
Vertex Pharmaceuticals, Inc. *	77,612	11,783,054
VWR Corp. *	25,700	848,100
Waters Corp. *	25,000	4,336,000
Zoetis, Inc.	154,700	9,671,844
		606,320,969

Real Estate 3.8%
Alexandria Real Estate Equities, Inc.	24,500	2,970,625
American Campus Communities, Inc.	44,400	2,128,536
American Homes 4 Rent, Class A	67,200	1,546,272
American Tower Corp.	133,189	18,157,656
Apartment Investment & Management Co., Class A	49,418	2,250,990
Apple Hospitality REIT, Inc.	46,300	854,698
AvalonBay Communities, Inc.	41,849	8,049,655
Boston Properties, Inc.	47,905	5,792,193
Brixmor Property Group, Inc.	66,100	1,294,899
Camden Property Trust	26,864	2,409,701
CBRE Group, Inc., Class A *	104,537	3,971,361
Colony NorthStar, Inc., Class A	170,200	2,491,728
CoreCivic, Inc.	57,700	1,598,290
Cousins Properties, Inc.	101,600	933,704
Crown Castle International Corp.	124,327	12,504,810
CubeSmart	50,100	1,235,466
CyrusOne, Inc.	20,000	1,194,200
DCT Industrial Trust, Inc.	27,600	1,554,984
DDR Corp.	91,800	935,442
Digital Realty Trust, Inc.	51,100	5,893,874
Douglas Emmett, Inc.	47,600	1,821,176
Duke Realty Corp.	104,537	2,988,713
DuPont Fabros Technology, Inc.	23,500	1,464,755
EPR Properties	17,000	1,230,460
Equinix, Inc.	23,262	10,484,881
Equity Commonwealth *	40,300	1,272,674
Equity LifeStyle Properties, Inc.	23,400	2,042,820
Equity Residential	111,372	7,579,978
Security	Number of Shares	Value ($)
Essex Property Trust, Inc.	20,929	5,477,119
Extra Space Storage, Inc.	40,600	3,227,700
Federal Realty Investment Trust	21,596	2,864,277
First Industrial Realty Trust, Inc.	37,400	1,141,448
Forest City Realty Trust, Inc., Class A	61,800	1,506,684
Gaming & Leisure Properties, Inc.	59,100	2,242,254
GGP, Inc.	187,700	4,243,897
Gramercy Property Trust	41,433	1,252,105
HCP, Inc.	144,480	4,572,792
Healthcare Realty Trust, Inc.	28,600	952,380
Healthcare Trust of America, Inc., Class A	55,800	1,706,922
Highwoods Properties, Inc.	31,600	1,628,032
Hospitality Properties Trust	52,081	1,513,474
Host Hotels & Resorts, Inc.	240,139	4,480,994
Hudson Pacific Properties, Inc.	44,412	1,453,161
Iron Mountain, Inc.	77,466	2,822,086
JBG SMITH Properties *	27,167	963,885
Jones Lang LaSalle, Inc.	18,800	2,391,736
Kilroy Realty Corp.	27,700	1,922,657
Kimco Realty Corp.	126,531	2,553,396
Lamar Advertising Co., Class A	26,170	1,846,817
LaSalle Hotel Properties	39,000	1,152,060
Liberty Property Trust	46,304	1,945,694
Life Storage, Inc.	14,900	1,088,296
Medical Properties Trust, Inc.	104,300	1,353,814
Mid-America Apartment Communities, Inc.	35,970	3,723,974
National Retail Properties, Inc.	43,000	1,719,140
Omega Healthcare Investors, Inc. (b)	71,900	2,271,321
Outfront Media, Inc.	50,000	1,143,500
Paramount Group, Inc.	48,500	793,945
Park Hotels & Resorts, Inc.	31,047	836,096
Prologis, Inc.	162,080	9,856,085
PS Business Parks, Inc.	5,000	672,300
Public Storage	46,709	9,601,969
Rayonier, Inc.	30,500	886,635
Realogy Holdings Corp.	63,300	2,101,560
Realty Income Corp.	86,400	4,929,984
Regency Centers Corp.	44,442	2,942,949
Retail Properties of America, Inc., Class A	70,400	931,392
Ryman Hospitality Properties, Inc.	15,500	970,145
SBA Communications Corp. *	38,300	5,268,165
Senior Housing Properties Trust	72,168	1,403,668
Simon Property Group, Inc.	97,150	15,398,275
SL Green Realty Corp.	31,851	3,289,253
Spirit Realty Capital, Inc.	96,700	766,831
STORE Capital Corp.	57,000	1,333,230
Sun Communities, Inc.	23,200	2,065,032
Sunstone Hotel Investors, Inc.	64,700	1,053,316
Tanger Factory Outlet Centers, Inc.	30,900	816,687
Taubman Centers, Inc.	19,800	1,126,026
The Howard Hughes Corp. *	11,500	1,446,815
The Macerich Co.	40,745	2,338,356
UDR, Inc.	85,262	3,332,892
Uniti Group, Inc.	56,900	1,456,640
Ventas, Inc.	107,029	7,208,403
VEREIT, Inc.	298,200	2,478,042
Vornado Realty Trust	54,334	4,311,403
Weingarten Realty Investors	43,602	1,415,321
Welltower, Inc.	111,421	8,177,187
Weyerhaeuser Co.	243,126	8,028,020
WP Carey, Inc.	27,000	1,849,770
		280,902,548

Retailing 5.0%
Advance Auto Parts, Inc.	22,622	2,533,890
Amazon.com, Inc. *	122,341	120,845,993
AutoNation, Inc. *	10,166	430,835
AutoZone, Inc. *	9,033	4,876,194

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bed Bath & Beyond, Inc.	51,220	1,531,478
Best Buy Co., Inc.	85,826	5,007,089
Burlington Stores, Inc. *	14,500	1,261,935
Cabela's, Inc. *	6,300	358,974
CarMax, Inc. *	61,400	4,067,750
Dick's Sporting Goods, Inc.	26,700	996,978
Dollar General Corp.	83,200	6,253,312
Dollar Tree, Inc. *	71,418	5,147,809
Expedia, Inc.	36,404	5,696,134
Foot Locker, Inc.	40,809	1,925,777
Genuine Parts Co.	45,830	3,892,342
Kohl's Corp.	56,465	2,334,828
L Brands, Inc.	78,823	3,656,599
Liberty Interactive Corp., QVC Group, Class A *	117,208	2,805,959
Liberty Ventures, Series A *	26,808	1,624,029
LKQ Corp. *	99,600	3,442,176
Lowe's Cos., Inc.	273,436	21,163,946
Macy's, Inc.	93,676	2,224,805
Netflix, Inc. *	134,800	24,487,768
Nordstrom, Inc.	41,600	2,020,512
O'Reilly Automotive, Inc. *	27,466	5,611,304
Penske Automotive Group, Inc.	15,300	666,162
Pool Corp.	8,900	962,268
Ross Stores, Inc.	122,524	6,778,028
Sally Beauty Holdings, Inc. *	17,900	362,117
Signet Jewelers Ltd. (b)	24,300	1,486,188
Staples, Inc.	197,970	2,009,395
Target Corp.	180,562	10,232,449
The Gap, Inc.	72,255	1,721,837
The Home Depot, Inc.	372,035	55,656,436
The Michaels Cos., Inc. *	16,400	330,296
The Priceline Group, Inc. *	15,246	30,926,511
The TJX Cos., Inc.	202,290	14,223,010
Tiffany & Co.	33,573	3,206,557
Tractor Supply Co.	41,400	2,323,368
TripAdvisor, Inc. *	22,700	885,754
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,900	4,999,079
Williams-Sonoma, Inc.	25,300	1,174,679
		372,142,550

Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc. *	236,200	3,214,682
Analog Devices, Inc.	113,653	8,979,723
Applied Materials, Inc.	346,689	15,361,790
Broadcom Ltd.	122,770	30,282,448
Cavium, Inc. *	15,000	929,100
Cirrus Logic, Inc. *	16,700	1,026,048
Cypress Semiconductor Corp.	105,500	1,498,100
First Solar, Inc. *	22,300	1,099,613
Integrated Device Technology, Inc. *	47,100	1,231,194
Intel Corp.	1,463,480	51,909,636
KLA-Tencor Corp.	47,638	4,412,708
Lam Research Corp.	48,319	7,704,948
Marvell Technology Group Ltd.	114,162	1,776,361
Maxim Integrated Products, Inc.	93,500	4,248,640
Microchip Technology, Inc.	68,648	5,494,586
Micron Technology, Inc. *	333,400	9,375,208
Microsemi Corp. *	35,700	1,859,256
MKS Instruments, Inc.	12,400	1,037,260
Monolithic Power Systems, Inc.	7,600	777,632
NVIDIA Corp.	182,499	29,657,912
ON Semiconductor Corp. *	126,800	1,895,660
Qorvo, Inc. *	36,300	2,488,728
QUALCOMM, Inc.	468,578	24,923,664
Skyworks Solutions, Inc.	59,900	6,281,713
Teradyne, Inc.	62,600	2,165,334
Security	Number of Shares	Value ($)
Texas Instruments, Inc.	314,775	25,616,389
Xilinx, Inc.	78,605	4,972,552
		250,220,885

Software & Services 13.3%
Accenture plc, Class A	195,400	25,171,428
Activision Blizzard, Inc.	204,638	12,642,536
Adobe Systems, Inc. *	155,313	22,751,801
Akamai Technologies, Inc. *	55,509	2,616,694
Alliance Data Systems Corp.	17,871	4,314,596
Alphabet, Inc., Class A *	92,588	87,541,954
Alphabet, Inc., Class C *	91,832	85,449,676
Amdocs Ltd.	46,200	3,103,254
ANSYS, Inc. *	27,400	3,549,670
Aspen Technology, Inc. *	24,400	1,387,628
Autodesk, Inc. *	66,472	7,364,433
Automatic Data Processing, Inc.	143,151	17,022,085
Booz Allen Hamilton Holding Corp.	38,600	1,323,980
Broadridge Financial Solutions, Inc.	36,400	2,761,304
CA, Inc.	88,681	2,752,658
Cadence Design Systems, Inc. *	92,587	3,416,460
Cars.com, Inc. *	24,618	598,217
CDK Global, Inc.	51,400	3,381,092
Citrix Systems, Inc. *	48,200	3,806,836
Cognizant Technology Solutions Corp., Class A	191,832	13,297,794
CoStar Group, Inc. *	10,600	2,920,830
CSRA, Inc.	42,331	1,380,414
DST Systems, Inc.	21,960	1,205,604
DXC Technology Co.	88,604	6,944,782
eBay, Inc. *	325,470	11,629,043
Electronic Arts, Inc. *	98,381	11,484,998
EPAM Systems, Inc. *	8,000	687,440
Euronet Worldwide, Inc. *	11,600	1,120,676
Facebook, Inc., Class A *	729,300	123,434,025
Fair Isaac Corp.	9,300	1,325,715
Fidelity National Information Services, Inc.	98,108	8,949,412
First Data Corp., Class A *	44,000	821,040
Fiserv, Inc. *	70,978	9,120,673
FleetCor Technologies, Inc. *	33,100	5,033,186
Fortinet, Inc. *	44,600	1,646,186
Gartner, Inc. *	26,400	3,387,648
Genpact Ltd.	44,550	1,291,950
Global Payments, Inc.	47,099	4,444,733
GrubHub, Inc. *	20,000	922,600
Guidewire Software, Inc. *	19,000	1,371,040
IAC/InterActiveCorp *	25,730	2,692,130
International Business Machines Corp.	265,740	38,444,606
Intuit, Inc.	80,144	10,996,558
j2 Global, Inc.	13,900	1,176,357
Jack Henry & Associates, Inc.	24,200	2,597,144
Leidos Holdings, Inc.	36,700	1,961,248
Manhattan Associates, Inc. *	15,200	671,840
MasterCard, Inc., Class A	291,210	37,216,638
MAXIMUS, Inc.	16,000	965,760
Microsoft Corp.	2,384,438	173,348,643
Nuance Communications, Inc. *	69,700	1,205,810
Oracle Corp.	926,410	46,255,651
Paychex, Inc.	102,528	5,931,245
PayPal Holdings, Inc. *	348,370	20,397,063
Proofpoint, Inc. *	13,000	1,108,120
PTC, Inc. *	39,700	2,191,043
Red Hat, Inc. *	57,283	5,663,570
Sabre Corp.	40,700	900,691
salesforce.com, Inc. *	203,040	18,436,032
Science Applications International Corp.	10,900	767,469
ServiceNow, Inc. *	50,800	5,610,860
Splunk, Inc. *	40,400	2,424,404

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SS&C Technologies Holdings, Inc.	49,000	1,899,240
Symantec Corp.	196,689	6,095,392
Synopsys, Inc. *	48,700	3,728,959
Take-Two Interactive Software, Inc. *	30,100	2,392,348
Teradata Corp. *	35,844	1,140,556
The Ultimate Software Group, Inc. *	8,900	2,008,819
The Western Union Co.	163,440	3,227,940
Total System Services, Inc.	55,100	3,496,646
Twitter, Inc. *	170,700	2,746,563
Tyler Technologies, Inc. *	9,300	1,597,833
Vantiv, Inc., Class A *	51,300	3,260,115
VeriSign, Inc. *	29,605	2,995,138
Visa, Inc., Class A	573,400	57,087,704
VMware, Inc., Class A *	24,100	2,234,311
WEX, Inc. *	13,100	1,423,708
Workday, Inc., Class A *	38,800	3,961,868
Yelp, Inc. *	14,900	484,697
Zillow Group, Inc., Class C *	25,000	1,129,000
		985,249,810

Technology Hardware & Equipment 5.5%
Amphenol Corp., Class A	92,240	7,067,429
Apple, Inc.	1,613,074	239,912,496
Arista Networks, Inc. *	10,800	1,612,332
ARRIS International plc *	55,100	1,540,596
Arrow Electronics, Inc. *	28,800	2,341,152
Avnet, Inc.	42,546	1,632,915
Belden, Inc.	10,000	719,400
Brocade Communications Systems, Inc.	127,300	1,607,799
CDW Corp.	42,900	2,721,147
Ciena Corp. *	46,900	1,207,675
Cisco Systems, Inc.	1,554,615	48,892,642
Cognex Corp.	26,700	2,538,102
Coherent, Inc. *	7,300	1,934,500
CommScope Holding Co., Inc. *	59,700	2,195,766
Corning, Inc.	307,163	8,950,730
F5 Networks, Inc. *	23,200	2,801,400
Finisar Corp. *	35,600	969,032
FLIR Systems, Inc.	38,200	1,425,624
Harris Corp.	38,807	4,442,237
Hewlett Packard Enterprise Co.	538,668	9,432,077
HP, Inc.	541,668	10,345,859
IPG Photonics Corp. *	12,900	1,969,056
Jabil, Inc.	62,300	1,900,150
Juniper Networks, Inc.	110,994	3,102,282
Keysight Technologies, Inc. *	49,100	2,042,069
Littelfuse, Inc.	6,000	1,081,080
Motorola Solutions, Inc.	49,912	4,526,020
National Instruments Corp.	31,200	1,283,568
NCR Corp. *	38,744	1,466,460
NetApp, Inc.	88,200	3,829,644
Palo Alto Networks, Inc. *	27,300	3,597,594
Seagate Technology plc	92,137	3,036,836
SYNNEX Corp.	9,300	1,105,956
TE Connectivity Ltd.	108,600	8,730,354
Trimble, Inc. *	74,000	2,769,820
Ubiquiti Networks, Inc. *(b)	7,600	414,200
ViaSat, Inc. *	13,600	898,824
Western Digital Corp.	86,893	7,396,332
Xerox Corp.	73,261	2,246,915
Zebra Technologies Corp., Class A *	16,500	1,678,380
		407,366,450

Telecommunication Services 2.1%
AT&T, Inc.	1,907,041	74,374,599
CenturyLink, Inc.	165,511	3,851,441
Frontier Communications Corp. (b)	15,446	236,478
Security	Number of Shares	Value ($)
Level 3 Communications, Inc. *	91,920	5,393,866
Sprint Corp. *	200,000	1,596,000
T-Mobile US, Inc. *	90,900	5,604,894
Verizon Communications, Inc.	1,261,257	61,044,839
Zayo Group Holdings, Inc. *	30,900	1,013,211
		153,115,328

Transportation 2.1%
Alaska Air Group, Inc.	38,800	3,306,924
AMERCO	2,000	777,120
American Airlines Group, Inc.	151,900	7,661,836
Avis Budget Group, Inc. *	34,800	1,071,144
C.H. Robinson Worldwide, Inc.	43,348	2,843,629
CSX Corp.	294,626	14,536,847
Delta Air Lines, Inc.	237,500	11,723,000
Expeditors International of Washington, Inc.	59,698	3,515,018
FedEx Corp.	77,828	16,190,559
Genesee & Wyoming, Inc., Class A *	16,600	1,081,656
JB Hunt Transport Services, Inc.	26,491	2,402,998
JetBlue Airways Corp. *	75,900	1,664,487
Kansas City Southern	33,100	3,415,589
Kirby Corp. *	14,100	858,690
Landstar System, Inc.	8,500	706,775
Macquarie Infrastructure Corp.	23,100	1,751,211
Norfolk Southern Corp.	93,086	10,479,622
Old Dominion Freight Line, Inc.	19,400	1,860,654
Ryder System, Inc.	16,964	1,234,301
Southwest Airlines Co.	195,288	10,840,437
Spirit Airlines, Inc. *	9,000	349,650
Union Pacific Corp.	250,724	25,814,543
United Continental Holdings, Inc. *	94,182	6,374,238
United Parcel Service, Inc., Class B	208,635	23,010,354
XPO Logistics, Inc. *	21,850	1,313,403
		154,784,685

Utilities 3.2%
AES Corp.	196,502	2,196,892
Alliant Energy Corp.	74,800	3,031,644
Ameren Corp.	78,585	4,408,618
American Electric Power Co., Inc.	153,071	10,797,628
American Water Works Co., Inc.	54,500	4,419,950
Aqua America, Inc.	58,917	1,966,649
Atmos Energy Corp.	30,718	2,665,094
Avangrid, Inc.	13,000	590,460
Black Hills Corp.	15,500	1,079,730
Calpine Corp. *	105,900	1,522,842
CenterPoint Energy, Inc.	133,911	3,774,951
CMS Energy Corp.	85,733	3,964,294
Consolidated Edison, Inc.	89,906	7,449,611
Dominion Energy, Inc.	200,608	15,482,925
DTE Energy Co.	55,897	5,984,333
Duke Energy Corp.	213,295	18,155,670
Edison International	99,454	7,825,041
Entergy Corp.	57,362	4,400,813
Eversource Energy	101,312	6,158,756
Exelon Corp.	284,519	10,908,458
FirstEnergy Corp.	127,391	4,065,047
Great Plains Energy, Inc.	64,500	1,990,470
Hawaiian Electric Industries, Inc.	31,000	1,022,690
IDACORP, Inc.	19,800	1,709,928
MDU Resources Group, Inc.	64,217	1,692,118
National Fuel Gas Co.	28,047	1,660,663
NextEra Energy, Inc.	145,308	21,228,046
NiSource, Inc.	95,880	2,498,633
NRG Energy, Inc.	98,800	2,432,456
OGE Energy Corp.	66,760	2,394,014

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ONE Gas, Inc.	16,000	1,164,480
PG&E Corp.	158,237	10,711,063
Pinnacle West Capital Corp.	32,687	2,834,944
Portland General Electric Co.	27,200	1,215,568
PPL Corp.	211,761	8,116,799
Public Service Enterprise Group, Inc.	156,372	7,032,049
SCANA Corp.	44,531	2,866,460
Sempra Energy	82,678	9,343,441
Southwest Gas Holdings, Inc.	14,200	1,137,420
The Southern Co.	306,618	14,696,201
UGI Corp.	50,172	2,532,181
Vectren Corp.	22,800	1,370,508
WEC Energy Group, Inc.	96,477	6,075,157
Westar Energy, Inc.	42,300	2,146,725
WGL Holdings, Inc.	13,000	1,114,360
Xcel Energy, Inc.	160,409	7,588,950
		237,424,730
Total Common Stock
(Cost $1,982,840,377)		7,351,555,688

Other Investment Companies 1.0% of net assets

Money Market Fund 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.94% (c)	51,843,357	51,843,357

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 0.89% (c)	20,307,578	20,307,578
Total Other Investment Companies
(Cost $72,150,935)		72,150,935

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $2,063,938,175 and the unrealized appreciation and depreciation were $5,377,143,844 and ($17,375,396), respectively, with a net unrealized appreciation of $5,359,768,448.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $19,811,863.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at July 31, 2017:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/15/17	280	34,552,000	302,371

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$7,351,555,688	$—	$—	$7,351,555,688
Other Investment Companies[1]	72,150,935	—	—	72,150,935
Total	$7,423,706,623	$—	$—	$7,423,706,623
Other Financial Instruments
Futures Contracts[2]	$302,371	$—	$—	$302,371
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.

Schwab Capital Trust
Schwab Small-Cap Index Fund®

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	2,319,199,537	3,288,862,137
0.0%	Rights	250,273	631,894
3.2%	Other Investment Company	103,737,295	103,737,295
0.5%	Short-Term Investment	17,395,724	17,395,724
103.0%	Total Investments	2,440,582,829	3,410,627,050
(3.0%)	Other Assets and Liabilities, Net		(99,177,269)
100.0%	Net Assets		3,311,449,781

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	136,050	2,005,377
Cooper Tire & Rubber Co.	89,799	3,282,154
Cooper-Standard Holding, Inc. *	29,200	2,985,992
Dana, Inc.	241,429	5,726,696
Dorman Products, Inc. *	47,400	3,700,992
Fox Factory Holding Corp. *	58,400	2,245,480
Gentherm, Inc. *	63,900	2,137,455
Horizon Global Corp. *	35,700	497,658
LCI Industries	41,800	4,462,150
Modine Manufacturing Co. *	79,100	1,285,375
Motorcar Parts of America, Inc. *	31,200	872,664
Shiloh Industries, Inc. *	15,500	115,010
Standard Motor Products, Inc.	35,200	1,773,376
Stoneridge, Inc. *	42,600	650,076
Superior Industries International, Inc.	37,500	733,125
Tenneco, Inc.	91,928	5,083,618
Tower International, Inc.	32,900	812,630
VOXX International Corp. *	34,500	231,150
Winnebago Industries, Inc.	53,000	1,950,400
		40,551,378

Banks 12.6%
1st Source Corp.	26,203	1,286,567
Access National Corp.	23,724	630,821
ACNB Corp.	8,600	244,670
Allegiance Bancshares, Inc. *	22,100	829,855
American National Bankshares, Inc.	15,700	592,675
Ameris Bancorp	61,200	2,802,960
Ames National Corp.	15,500	458,800
Arrow Financial Corp.	19,794	645,284
ASB Bancorp, Inc. *	4,500	198,900
Astoria Financial Corp.	153,200	3,091,576
Atlantic Capital Bancshares, Inc. *	36,400	702,520
Banc of California, Inc.	72,800	1,496,040
BancFirst Corp.	14,216	1,517,558
Banco Latinoamericano de Comercio Exterior, S.A., Class E	50,257	1,322,262
BancorpSouth, Inc.	143,600	4,315,180
Bank Mutual Corp.	71,800	714,410
Security	Number of Shares	Value ($)
Bank of Commerce Holdings	27,300	282,555
Bank of Marin Bancorp	12,100	806,465
BankFinancial Corp.	28,200	422,436
Bankwell Financial Group, Inc.	7,700	252,637
Banner Corp.	53,757	3,105,542
Bar Harbor Bankshares	24,957	696,051
BCB Bancorp, Inc.	16,300	244,500
Bear State Financial, Inc.	31,000	287,680
Beneficial Bancorp, Inc.	113,011	1,762,972
Berkshire Hills Bancorp, Inc.	57,900	2,150,985
Blue Hills Bancorp, Inc.	43,900	831,905
BofI Holding, Inc. *(a)	103,080	2,872,840
Boston Private Financial Holdings, Inc.	141,600	2,173,560
Bridge Bancorp, Inc.	31,400	1,020,500
Brookline Bancorp, Inc.	136,022	2,019,927
Bryn Mawr Bank Corp.	27,200	1,154,640
BSB Bancorp, Inc. *	15,267	451,140
C&F Financial Corp.	4,700	234,060
Cadence BanCorp *	16,800	383,712
Camden National Corp.	25,550	1,073,100
Capital Bank Financial Corp., Class A	50,419	1,915,922
Capital City Bank Group, Inc.	15,300	326,808
Capitol Federal Financial, Inc.	218,857	3,120,901
Capstar Financial Holdings, Inc. *	15,100	265,760
Carolina Financial Corp.	21,200	713,168
Cathay General Bancorp	126,726	4,745,889
CenterState Banks, Inc.	88,400	2,209,116
Central Pacific Financial Corp.	49,100	1,518,663
Central Valley Community Bancorp	13,500	296,730
Century Bancorp, Inc., Class A	4,700	313,490
Charter Financial Corp.	24,859	446,965
Chemical Financial Corp.	118,263	5,699,094
Chemung Financial Corp.	4,500	182,250
Citizens & Northern Corp.	20,300	468,524
City Holding Co.	27,800	1,824,514
Civista Bancshares, Inc.	17,000	347,650
Clifton Bancorp, Inc.	38,861	648,590
CNB Financial Corp.	20,700	545,652
CoBiz Financial, Inc.	60,600	1,066,560
Codorus Valley Bancorp, Inc.	10,920	305,323
Columbia Banking System, Inc.	97,400	3,880,416
Commerce Union Bancshares, Inc. (a)	11,700	286,533
Community Bank System, Inc.	81,696	4,485,110
Community Bankers Trust Corp. *	37,200	319,920
Community Trust Bancorp, Inc.	25,180	1,087,776
ConnectOne Bancorp, Inc.	54,740	1,231,650
County Bancorp, Inc.	7,500	187,425
CU Bancorp *	30,200	1,114,380
Customers Bancorp, Inc. *	45,950	1,371,607
CVB Financial Corp.	174,119	3,750,523
Dime Community Bancshares, Inc.	50,600	1,052,480
DNB Financial Corp.	5,800	199,810
Eagle Bancorp, Inc. *	52,980	3,308,601
Entegra Financial Corp. *	10,100	233,310
Enterprise Bancorp, Inc.	14,531	491,002
Enterprise Financial Services Corp.	39,000	1,542,450
Equity Bancshares, Inc., Class A *	18,500	639,545

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ESSA Bancorp, Inc.	12,500	184,375
Essent Group Ltd. *	127,900	4,913,918
Evans Bancorp, Inc.	7,900	321,925
Farmers & Merchants Bancorp, Inc. (a)	7,600	453,340
Farmers Capital Bank Corp.	13,815	518,753
Farmers National Banc Corp.	50,500	694,375
FB Financial Corp. *	11,300	388,381
FCB Financial Holdings, Inc., Class A *	58,469	2,756,813
Federal Agricultural Mortgage Corp., Class C	16,800	1,151,808
Fidelity Southern Corp.	34,748	731,793
Financial Institutions, Inc.	22,900	673,260
First BanCorp *	276,000	1,617,360
First Bancorp (North Carolina)	40,300	1,261,390
First Bancorp, Inc.	18,296	492,894
First Busey Corp.	59,276	1,733,230
First Business Financial Services, Inc.	11,600	246,616
First Citizens BancShares, Inc., Class A	12,941	4,762,547
First Commonwealth Financial Corp.	163,829	2,134,692
First Community Bancshares, Inc.	24,600	669,612
First Connecticut Bancorp, Inc.	23,900	611,840
First Defiance Financial Corp.	16,300	843,525
First Financial Bancorp	105,289	2,695,398
First Financial Bankshares, Inc.	109,662	4,742,881
First Financial Corp.	17,700	815,085
First Financial Northwest, Inc.	10,300	169,023
First Foundation, Inc. *	51,200	887,808
First Guaranty Bancshares, Inc.	7,200	195,768
First Internet Bancorp	7,900	260,305
First Interstate BancSystem, Inc., Class A	41,008	1,498,842
First Merchants Corp.	71,800	2,903,592
First Mid-Illinois Bancshares, Inc.	18,900	691,551
First Midwest Bancorp, Inc.	169,363	3,761,552
First Northwest Bancorp *	15,400	234,850
Flagstar Bancorp, Inc. *	33,700	1,097,272
Flushing Financial Corp.	47,500	1,355,175
FNB Bancorp (a)	8,700	239,946
Franklin Financial Network, Inc. *	23,164	800,316
Fulton Financial Corp.	293,549	5,357,269
German American Bancorp, Inc.	35,700	1,279,131
Glacier Bancorp, Inc.	128,611	4,491,096
Great Southern Bancorp, Inc.	16,300	846,785
Great Western Bancorp, Inc.	101,817	3,971,881
Green Bancorp, Inc. *	39,100	877,795
Greene County Bancorp, Inc.	7,200	176,400
Guaranty Bancorp	38,920	1,037,218
Guaranty Bancshares, Inc.	6,100	185,501
Hancock Holding Co.	144,326	6,638,996
Hanmi Financial Corp.	51,600	1,478,340
HarborOne Bancorp, Inc. *	25,100	486,438
Heartland Financial USA, Inc.	41,300	1,945,230
Heritage Commerce Corp.	52,500	729,225
Heritage Financial Corp.	45,545	1,238,824
Hilltop Holdings, Inc.	131,413	3,289,267
Hingham Institution for Savings	2,496	441,542
Home Bancorp, Inc.	7,300	295,796
Home BancShares, Inc.	215,960	5,355,808
HomeStreet, Inc. *	48,622	1,276,328
HomeTrust Bancshares, Inc. *	29,400	710,010
Hope Bancorp, Inc.	226,679	3,996,351
Horizon Bancorp	37,250	982,283
Howard Bancorp, Inc. *	15,200	298,680
IBERIABANK Corp.	86,175	6,967,249
Impac Mortgage Holdings, Inc. *	12,642	185,964
Independent Bank Corp., Massachusetts	43,800	3,125,130
Independent Bank Corp., Michigan	33,600	712,320
Independent Bank Group, Inc.	30,000	1,810,500
International Bancshares Corp.	90,360	3,198,744
Investar Holding Corp.	13,900	314,835
Security	Number of Shares	Value ($)
Investors Bancorp, Inc.	442,714	5,879,242
Kearny Financial Corp.	144,832	2,114,547
Lakeland Bancorp, Inc.	75,197	1,455,062
Lakeland Financial Corp.	39,000	1,794,000
LCNB Corp.	12,200	244,610
LegacyTexas Financial Group, Inc.	79,500	3,078,240
LendingTree, Inc. *	10,600	2,338,360
Live Oak Bancshares, Inc.	30,100	760,025
Macatawa Bank Corp.	39,500	381,175
MainSource Financial Group, Inc.	38,144	1,332,751
Malvern Bancorp, Inc. *	10,500	260,400
MB Financial, Inc.	134,587	5,504,608
MBT Financial Corp.	27,100	260,160
Mercantile Bank Corp.	25,300	805,046
Meridian Bancorp, Inc.	85,044	1,501,027
Meta Financial Group, Inc.	15,600	1,112,280
MGIC Investment Corp. *	629,945	7,351,458
Middlefield Banc Corp.	4,700	219,725
Midland States Bancorp, Inc.	25,700	816,232
MidSouth Bancorp, Inc.	16,200	182,250
MidWestOne Financial Group, Inc.	18,800	647,096
MutualFirst Financial, Inc.	8,100	282,690
National Bank Holdings Corp., Class A	41,100	1,402,743
National Bankshares, Inc.	9,300	358,050
National Commerce Corp. *	15,032	602,783
Nationstar Mortgage Holdings, Inc. *	55,597	991,295
NBT Bancorp, Inc.	76,523	2,765,541
Nicolet Bankshares, Inc. *	14,900	807,133
NMI Holdings, Inc., Class A *	90,100	1,063,180
Northeast Bancorp	12,600	270,900
Northfield Bancorp, Inc.	76,986	1,292,595
Northrim BanCorp, Inc.	10,000	291,500
Northwest Bancshares, Inc.	159,109	2,561,655
Norwood Financial Corp.	6,800	291,312
OceanFirst Financial Corp.	51,500	1,394,620
Ocwen Financial Corp. *	157,909	453,199
OFG Bancorp	80,900	813,045
Ohio Valley Banc Corp. (a)	7,400	250,490
Old Line Bancshares, Inc.	12,300	333,084
Old National Bancorp	222,609	3,628,527
Old Point Financial Corp.	6,400	205,568
Old Second Bancorp, Inc.	57,224	678,104
Opus Bank	34,942	831,620
Oritani Financial Corp.	59,950	995,170
Orrstown Financial Services, Inc.	11,100	277,500
Pacific Continental Corp.	32,400	822,960
Pacific Mercantile Bancorp *	21,300	168,270
Pacific Premier Bancorp, Inc. *	65,753	2,360,533
Paragon Commercial Corp. *	7,100	375,732
Park National Corp.	22,753	2,247,314
Park Sterling Corp.	85,000	987,700
Parke Bancorp, Inc.	9,400	189,880
PCSB Financial Corp. *	28,400	492,456
Peapack-Gladstone Financial Corp.	27,300	853,671
Penns Woods Bancorp, Inc.	7,100	304,235
PennyMac Financial Services, Inc., Class A *	29,800	518,520
People's Utah Bancorp	24,800	689,440
Peoples Bancorp of North Carolina, Inc.	7,500	237,150
Peoples Bancorp, Inc.	28,000	912,800
Peoples Financial Services Corp.	11,100	474,747
PHH Corp. *	97,563	1,344,418
Preferred Bank	19,800	1,111,770
Premier Financial Bancorp, Inc.	13,310	252,890
Provident Bancorp, Inc. *	8,700	181,395
Provident Financial Holdings, Inc.	7,600	144,400
Provident Financial Services, Inc.	100,451	2,663,961
Prudential Bancorp, Inc. (a)	12,900	221,493
QCR Holdings, Inc.	22,062	1,013,749

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Radian Group, Inc.	369,340	6,433,903
Renasant Corp.	73,266	3,105,746
Republic Bancorp, Inc., Class A	16,100	577,990
Republic First Bancorp, Inc. *	81,400	724,460
Riverview Bancorp, Inc.	32,500	246,675
S&T Bancorp, Inc.	60,681	2,298,596
Sandy Spring Bancorp, Inc.	42,800	1,713,712
Seacoast Banking Corp. of Florida *	66,820	1,561,583
ServisFirst Bancshares, Inc.	77,480	2,815,623
Shore Bancshares, Inc.	18,700	315,843
SI Financial Group, Inc.	13,600	210,120
Sierra Bancorp	21,200	580,880
Simmons First National Corp., Class A	50,284	2,742,992
SmartFinancial, Inc. *	12,700	318,389
South State Corp.	47,863	4,008,526
Southern First Bancshares, Inc. *	8,800	324,280
Southern Missouri Bancorp, Inc.	7,800	252,798
Southern National Bancorp of Virginia, Inc.	35,100	593,892
Southside Bancshares, Inc.	46,231	1,605,603
Southwest Bancorp, Inc.	32,600	850,860
State Bank Financial Corp.	68,200	1,872,090
Sterling Bancorp	219,405	5,068,255
Stock Yards Bancorp, Inc.	35,430	1,270,166
Stonegate Bank	23,300	1,084,615
Summit Financial Group, Inc.	21,700	472,843
Sun Bancorp, Inc.	17,780	432,943
Sunshine Bancorp, Inc. *	12,800	292,480
Territorial Bancorp, Inc.	12,200	367,586
Texas Capital Bancshares, Inc. *	83,200	6,518,720
The Bancorp, Inc. *	81,300	630,075
The Bank of NT Butterfield & Son Ltd.	89,300	3,044,237
The Community Financial Corp. (a)	7,000	259,770
The First Bancshares, Inc.	14,200	394,050
The First of Long Island Corp.	41,450	1,158,528
Timberland Bancorp, Inc.	10,500	283,080
Tompkins Financial Corp.	26,342	2,073,379
Towne Bank	92,256	2,887,613
TriCo Bancshares	40,200	1,483,380
TriState Capital Holdings, Inc. *	34,900	802,700
Triumph Bancorp, Inc. *	29,300	832,120
TrustCo Bank Corp.	147,155	1,221,387
Trustmark Corp.	111,477	3,562,805
Two River Bancorp	12,900	235,812
UMB Financial Corp.	77,600	5,405,616
Umpqua Holdings Corp.	376,388	6,978,234
Union Bankshares Corp.	69,268	2,139,689
Union Bankshares, Inc. (a)	5,900	258,715
United Bankshares, Inc.	173,256	5,977,332
United Community Banks, Inc.	125,100	3,472,776
United Community Financial Corp.	93,600	861,120
United Financial Bancorp, Inc.	90,007	1,628,227
United Security Bancshares	23,200	218,080
Unity Bancorp, Inc.	13,800	255,300
Univest Corp. of Pennsylvania	45,175	1,377,837
Valley National Bancorp	431,970	5,131,804
Veritex Holdings, Inc. *	25,500	679,575
Walker & Dunlop, Inc. *	47,945	2,409,236
Washington Federal, Inc.	148,601	4,970,703
Washington Trust Bancorp, Inc.	24,100	1,312,245
WashingtonFirst Bankshares, Inc.	18,200	623,168
Waterstone Financial, Inc.	45,557	858,749
WesBanco, Inc.	70,795	2,706,493
West Bancorp, Inc.	28,900	664,700
Westamerica Bancorp	43,900	2,402,208
Western New England Bancorp, Inc.	39,100	389,045
Wintrust Financial Corp.	95,366	7,182,013
Security	Number of Shares	Value ($)
WSFS Financial Corp.	50,300	2,271,045
Xenith Bankshares, Inc. *	12,710	358,168
		415,947,404

Capital Goods 9.3%
AAON, Inc.	68,187	2,304,721
AAR Corp.	55,520	2,076,448
Actuant Corp., Class A	102,623	2,483,477
Advanced Drainage Systems, Inc.	61,715	1,268,243
Aegion Corp. *	54,400	1,302,336
Aerojet Rocketdyne Holdings, Inc. *	113,500	2,661,575
Aerovironment, Inc. *	36,400	1,375,556
Aircastle Ltd.	77,600	1,826,704
Alamo Group, Inc.	15,800	1,469,558
Albany International Corp., Class A	47,500	2,541,250
Allied Motion Technologies, Inc.	7,974	235,951
Altra Industrial Motion Corp.	48,100	2,142,855
Ameresco, Inc., Class A *	27,700	181,435
American Railcar Industries, Inc. (a)	11,431	420,318
American Woodmark Corp. *	24,300	2,385,045
Apogee Enterprises, Inc.	46,500	2,422,185
Applied Industrial Technologies, Inc.	64,110	3,622,215
Argan, Inc.	23,200	1,495,240
Armstrong Flooring, Inc. *	45,700	793,352
Astec Industries, Inc.	35,295	1,774,280
Astronics Corp. *	36,792	1,076,166
Atkore International Group, Inc. *	54,100	1,126,362
Axon Enterprise, Inc. *(a)	90,000	2,213,100
AZZ, Inc.	42,200	2,139,540
Babcock & Wilcox Enterprises, Inc. *	90,700	952,350
Barnes Group, Inc.	85,240	5,129,743
Beacon Roofing Supply, Inc. *	101,182	4,647,289
Blue Bird Corp. *	7,000	124,250
BMC Stock Holdings, Inc. *	108,300	2,382,600
Briggs & Stratton Corp.	69,593	1,629,868
Builders FirstSource, Inc. *	162,400	2,544,808
Caesarstone Ltd. *	36,900	1,295,190
CAI International, Inc. *	31,500	826,245
Chart Industries, Inc. *	54,702	1,859,868
Chicago Bridge & Iron Co., N.V. (a)	167,700	3,142,698
CIRCOR International, Inc.	29,500	1,476,770
Columbus McKinnon Corp.	30,600	789,480
Comfort Systems USA, Inc.	62,300	2,074,590
Commercial Vehicle Group, Inc. *	42,400	372,272
Continental Building Products, Inc. *	68,644	1,510,168
CSW Industrials, Inc. *	25,700	1,003,585
Cubic Corp.	42,015	2,002,015
Curtiss-Wright Corp.	73,740	7,110,011
DigitalGlobe, Inc. *	105,027	3,665,442
DMC Global, Inc.	22,100	307,190
Douglas Dynamics, Inc.	35,800	1,138,440
Ducommun, Inc. *	21,000	608,160
DXP Enterprises, Inc. *	24,700	706,173
Dycom Industries, Inc. *	51,757	4,689,184
EMCOR Group, Inc.	99,097	6,689,047
Encore Wire Corp.	32,995	1,471,577
Energous Corp. *	35,700	525,861
Energy Recovery, Inc. *	53,600	407,360
EnerSys	74,574	5,389,463
Engility Holdings, Inc. *	28,234	823,586
EnPro Industries, Inc.	34,800	2,680,296
EnviroStar, Inc.	7,900	200,265
ESCO Technologies, Inc.	44,869	2,768,417
Esterline Technologies Corp. *	44,442	4,288,653
Federal Signal Corp.	94,400	1,746,400
Foundation Building Materials, Inc. *	24,400	294,264
Franklin Electric Co., Inc.	76,136	3,075,894
FreightCar America, Inc.	17,700	290,988

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
GATX Corp.	66,900	4,136,427
Gencor Industries, Inc. *	11,550	185,378
Generac Holdings, Inc. *	104,725	3,766,958
General Cable Corp.	84,076	1,622,667
Gibraltar Industries, Inc. *	55,000	1,641,750
Global Brass & Copper Holdings, Inc.	35,900	1,150,595
GMS, Inc. *	38,500	1,155,770
Graham Corp.	15,200	304,152
Granite Construction, Inc.	65,800	3,225,516
Great Lakes Dredge & Dock Corp. *	85,200	336,540
Griffon Corp.	48,800	1,000,400
H&E Equipment Services, Inc.	52,600	1,187,182
Hardinge, Inc.	18,000	217,800
Harsco Corp. *	129,000	1,993,050
HC2 Holdings, Inc. *	85,100	511,451
Herc Holdings, Inc. *	40,200	1,824,276
Hillenbrand, Inc.	103,900	3,740,400
Hurco Cos., Inc.	8,600	283,370
Huttig Building Products, Inc. *	40,100	285,913
Hyster-Yale Materials Handling, Inc.	18,154	1,286,392
IES Holdings, Inc. *	12,900	219,300
Insteel Industries, Inc.	33,500	881,720
JELD-WEN Holding, Inc. *	37,200	1,214,580
John Bean Technologies Corp.	54,233	5,011,129
Kadant, Inc.	18,500	1,443,925
Kaman Corp.	47,755	2,441,236
KBR, Inc.	238,100	3,552,452
Kennametal, Inc.	136,000	5,018,400
KLX, Inc. *	88,594	4,599,800
Kratos Defense & Security Solutions, Inc. *	125,900	1,385,530
L.B. Foster Co., Class A	14,200	249,920
Lawson Products, Inc. *	8,900	205,145
Layne Christensen Co. *	30,400	321,936
Lindsay Corp.	17,866	1,637,776
LSI Industries, Inc.	34,500	288,765
Lydall, Inc. *	26,600	1,316,700
Masonite International Corp. *	51,500	3,998,975
MasTec, Inc. *	110,173	5,089,993
Mercury Systems, Inc. *	80,901	3,552,363
Meritor, Inc. *	139,938	2,418,129
Milacron Holdings Corp. *	74,800	1,344,904
Miller Industries, Inc.	15,800	412,380
Moog, Inc., Class A *	53,157	3,950,628
MRC Global, Inc. *	148,078	2,419,595
Mueller Industries, Inc.	97,169	3,060,824
Mueller Water Products, Inc., Class A	264,500	3,068,200
MYR Group, Inc. *	23,800	757,078
National Presto Industries, Inc.	8,500	961,350
Navistar International Corp. *	81,107	2,495,662
NCI Building Systems, Inc. *	67,700	1,218,600
Neff Corp., Class A *	11,400	239,400
Nexeo Solutions, Inc. *	43,100	359,023
NN, Inc.	46,617	1,291,291
Northwest Pipe Co. *	15,700	237,227
NOW, Inc. *	184,200	2,934,306
NV5 Global, Inc. *	13,100	544,305
Omega Flex, Inc.	5,672	340,547
Orion Group Holdings, Inc. *	50,600	355,212
Park-Ohio Holdings Corp.	13,600	540,600
Patrick Industries, Inc. *	27,200	2,069,920
PGT Innovations, Inc. *	90,600	1,177,800
Plug Power, Inc. *(a)	410,300	927,278
Ply Gem Holdings, Inc. *	32,400	567,000
Powell Industries, Inc.	13,000	414,050
Preformed Line Products Co.	3,300	160,776
Primoris Services Corp.	65,000	1,619,800
Proto Labs, Inc. *	41,400	3,059,460
Quanex Building Products Corp.	60,204	1,294,386
Raven Industries, Inc.	62,600	2,153,440
Security	Number of Shares	Value ($)
RBC Bearings, Inc. *	39,500	4,081,930
REV Group, Inc.	22,200	593,850
Revolution Lighting Technologies, Inc. *	27,500	203,225
Rexnord Corp. *	172,450	3,993,942
Rush Enterprises, Inc., Class A *	50,387	2,173,191
Rush Enterprises, Inc., Class B *	10,000	406,800
Simpson Manufacturing Co., Inc.	72,494	3,210,759
SiteOne Landscape Supply, Inc. *	55,700	2,924,250
Spartan Motors, Inc.	49,900	441,615
Sparton Corp. *	14,600	336,676
SPX Corp. *	70,200	1,931,904
SPX FLOW, Inc. *	69,200	2,453,832
Standex International Corp.	22,400	2,149,280
Sterling Construction Co., Inc. *	42,800	546,984
Sun Hydraulics Corp.	42,450	1,755,732
Sunrun, Inc. *	143,300	1,079,049
Supreme Industries, Inc., Class A	20,100	302,304
Tennant Co.	28,576	2,158,917
Textainer Group Holdings Ltd. *	51,231	829,942
The Eastern Co.	9,200	267,720
The ExOne Co. *(a)	14,600	164,542
The Gorman-Rupp Co.	29,031	877,317
The Greenbrier Cos., Inc.	46,301	2,083,545
The KeyW Holding Corp. *	75,300	664,899
The Manitowoc Co., Inc. *	227,600	1,299,596
Thermon Group Holdings, Inc. *	56,200	1,004,294
Titan International, Inc.	76,000	969,000
Titan Machinery, Inc. *	34,000	606,900
TPI Composites, Inc. *	21,400	403,176
Trex Co., Inc. *	51,078	3,841,576
TriMas Corp. *	73,700	1,794,595
Triton International Ltd.	72,500	2,614,350
Triumph Group, Inc.	82,200	2,104,320
Tutor Perini Corp. *	65,330	1,737,778
Twin Disc, Inc. *	14,700	248,724
Universal Forest Products, Inc.	33,162	2,780,634
Vectrus, Inc. *	17,747	603,575
Veritiv Corp. *	19,076	708,673
Vicor Corp. *	26,200	465,050
Vivint Solar, Inc. *	27,000	139,050
Wabash National Corp.	104,100	1,986,228
Watts Water Technologies, Inc., Class A	46,311	2,982,428
Wesco Aircraft Holdings, Inc. *	93,300	1,012,305
Willis Lease Finance Corp. *	6,500	164,320
Woodward, Inc.	91,258	6,382,585
		308,138,537

Commercial & Professional Services 3.7%
ABM Industries, Inc.	94,909	4,234,840
Acacia Research Corp. *	70,000	241,500
ACCO Brands Corp. *	185,185	2,157,405
Advanced Disposal Services, Inc. *	43,000	1,039,740
Aqua Metals, Inc. *(a)	32,800	383,104
ARC Document Solutions, Inc. *	64,500	223,170
Barrett Business Services, Inc.	13,500	742,905
BG Staffing, Inc.	11,000	183,260
Brady Corp., Class A	77,929	2,587,243
Casella Waste Systems, Inc., Class A *	70,800	1,188,024
CBIZ, Inc. *	89,200	1,324,620
CECO Environmental Corp.	50,352	486,400
Cogint, Inc. *(a)	24,100	106,040
Covanta Holding Corp.	191,100	2,885,610
CRA International, Inc.	14,500	562,745
Deluxe Corp.	82,372	5,947,258
Ennis, Inc.	38,200	735,350
Essendant, Inc.	57,734	720,520
Exponent, Inc.	44,300	2,888,360
Franklin Covey Co. *	17,900	333,835

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
FTI Consulting, Inc. *	69,400	2,277,014
GP Strategies Corp. *	20,376	583,772
Healthcare Services Group, Inc.	120,452	6,293,617
Heidrick & Struggles International, Inc.	29,800	539,380
Heritage-Crystal Clean, Inc. *	28,300	532,040
Herman Miller, Inc.	99,100	3,337,193
Hill International, Inc. *	50,500	255,025
HNI Corp.	75,489	2,849,710
Hudson Technologies, Inc. *	59,700	482,973
Huron Consulting Group, Inc. *	35,052	1,244,346
ICF International, Inc. *	32,200	1,457,050
InnerWorkings, Inc. *	78,600	926,694
Insperity, Inc.	30,226	2,282,063
Interface, Inc.	104,500	1,980,275
Kelly Services, Inc., Class A	47,323	1,053,883
Kforce, Inc.	39,800	744,260
Kimball International, Inc., Class B	58,299	971,844
Knoll, Inc.	80,803	1,564,346
Korn/Ferry International	88,161	2,948,985
LSC Communications, Inc.	55,400	1,184,452
Matthews International Corp., Class A	53,059	3,478,017
McGrath RentCorp	38,235	1,358,490
Mistras Group, Inc. *	25,914	522,167
Mobile Mini, Inc.	73,868	2,275,134
MSA Safety, Inc.	55,689	4,464,030
Multi-Color Corp.	23,700	1,907,850
Navigant Consulting, Inc. *	75,648	1,280,721
NL Industries, Inc. *	25,000	195,000
On Assignment, Inc. *	86,539	4,262,046
Pendrell Corp. *	30,100	210,098
Quad Graphics, Inc.	55,000	1,235,300
Resources Connection, Inc.	50,450	673,508
RPX Corp. *	75,700	1,034,819
RR Donnelley & Sons Co.	117,400	1,451,064
SP Plus Corp. *	26,500	866,550
Steelcase, Inc., Class A	143,642	1,960,713
Team, Inc. *	46,613	668,897
Tetra Tech, Inc.	96,661	4,586,564
The Advisory Board Co. *	68,838	3,868,696
The Brink's Co.	76,200	5,955,030
TriNet Group, Inc. *	72,046	2,521,610
TrueBlue, Inc. *	72,476	1,851,762
UniFirst Corp.	25,806	3,670,904
US Ecology, Inc.	37,800	1,961,820
Viad Corp.	33,696	1,804,421
VSE Corp.	14,800	767,380
WageWorks, Inc. *	62,300	4,061,960
West Corp.	76,058	1,777,476
Willdan Group, Inc. *	12,400	416,764
		123,569,642

Consumer Durables & Apparel 2.6%
Acushnet Holdings Corp.	37,500	692,625
American Outdoor Brands Corp. *	95,500	1,973,985
AV Homes, Inc. *	24,200	388,410
Bassett Furniture Industries, Inc.	14,909	554,615
Beazer Homes USA, Inc. *	47,640	631,706
Black Diamond, Inc. *	34,800	226,200
Callaway Golf Co.	152,769	1,944,749
Cavco Industries, Inc. *	14,500	1,890,800
Century Communities, Inc. *	27,152	703,237
Columbia Sportswear Co.	49,300	2,986,594
Crocs, Inc. *	144,600	1,148,124
CSS Industries, Inc.	13,400	358,718
Culp, Inc.	21,800	654,000
Deckers Outdoor Corp. *	52,171	3,383,811
Delta Apparel, Inc. *	11,000	231,330
Escalade, Inc.	14,500	179,075
Security	Number of Shares	Value ($)
Ethan Allen Interiors, Inc.	43,179	1,383,887
Flexsteel Industries, Inc.	13,700	766,926
Fossil Group, Inc. *	64,400	724,500
G-III Apparel Group Ltd. *	72,210	1,879,626
GoPro, Inc., Class A *(a)	180,600	1,488,144
Green Brick Partners, Inc. *	35,840	403,200
Helen of Troy Ltd. *	45,183	4,552,187
Hooker Furniture Corp.	18,434	777,915
Hovnanian Enterprises, Inc., Class A *	218,000	479,600
Iconix Brand Group, Inc. *	70,800	472,236
Installed Building Products, Inc. *	34,471	1,854,540
iRobot Corp. *	44,845	4,731,596
Johnson Outdoors, Inc., Class A	8,500	429,420
KB Home	142,700	3,270,684
La-Z-Boy, Inc.	85,800	2,900,040
LGI Homes, Inc. *(a)	30,400	1,346,720
Libbey, Inc.	34,479	310,311
Lifetime Brands, Inc.	20,300	384,685
M.D.C. Holdings, Inc.	68,307	2,342,247
M/I Homes, Inc. *	41,000	1,063,540
Malibu Boats, Inc., Class A *	32,461	928,709
Marine Products Corp.	13,700	198,924
MCBC Holdings, Inc. *	29,900	553,150
Meritage Homes Corp. *	63,985	2,607,389
Movado Group, Inc.	31,100	765,060
NACCO Industries, Inc., Class A	8,077	529,851
Nautilus, Inc. *	50,200	883,520
Oxford Industries, Inc.	28,296	1,786,327
Perry Ellis International, Inc. *	22,300	437,972
PICO Holdings, Inc. *	39,800	646,750
Sequential Brands Group, Inc. *	60,752	195,014
Steven Madden Ltd. *	101,176	4,148,216
Sturm, Ruger & Co., Inc. (a)	29,000	1,670,400
Superior Uniform Group, Inc.	18,527	413,708
Taylor Morrison Home Corp., Class A *	100,800	2,280,096
The New Home Co., Inc. *	16,549	178,895
TopBuild Corp. *	64,000	3,377,920
TRI Pointe Group, Inc. *	262,700	3,493,910
UCP, Inc., Class A *	12,900	143,835
Unifi, Inc. *	26,500	868,140
Universal Electronics, Inc. *	24,700	1,690,715
Vera Bradley, Inc. *	31,500	317,520
Vista Outdoor, Inc. *	95,000	2,193,550
William Lyon Homes, Class A *	39,800	899,878
Wolverine World Wide, Inc.	157,747	4,448,465
ZAGG, Inc. *	39,621	334,798
		85,502,695

Consumer Services 4.0%
Adtalem Global Education, Inc.	105,884	3,441,230
American Public Education, Inc. *	25,200	536,760
Ascent Capital Group, Inc., Class A *	14,700	248,430
Belmond Ltd., Class A *	147,500	1,924,875
Biglari Holdings, Inc. *	1,710	640,087
BJ's Restaurants, Inc. *	37,000	1,306,100
Bloomin' Brands, Inc.	166,113	2,895,349
Bob Evans Farms, Inc.	32,946	2,279,204
Bojangles', Inc. *	30,750	408,975
Boyd Gaming Corp.	138,600	3,473,316
Bridgepoint Education, Inc. *	34,700	336,937
Brinker International, Inc.	82,200	2,915,634
Buffalo Wild Wings, Inc. *	26,779	2,878,742
Caesars Acquisition Co., Class A *	78,500	1,522,900
Caesars Entertainment Corp. *(a)	99,400	1,227,590
Cambium Learning Group, Inc. *	18,000	88,560
Capella Education Co.	18,500	1,270,950
Career Education Corp. *	109,600	921,736
Carriage Services, Inc.	27,800	678,042

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Carrols Restaurant Group, Inc. *	66,500	811,300
Century Casinos, Inc. *	32,600	234,394
Chegg, Inc. *	147,800	2,047,030
Churchill Downs, Inc.	22,614	4,229,949
Chuy's Holdings, Inc. *	27,800	654,690
ClubCorp Holdings, Inc.	108,111	1,832,481
Collectors Universe, Inc.	10,100	251,288
Cracker Barrel Old Country Store, Inc. (a)	32,116	4,992,432
Dave & Buster's Entertainment, Inc. *	70,068	4,351,923
Del Frisco's Restaurant Group, Inc. *	36,200	514,040
Del Taco Restaurants, Inc. *	61,600	806,344
Denny's Corp. *	118,900	1,350,704
DineEquity, Inc.	27,397	1,127,112
Drive Shack, Inc.	113,000	345,780
El Pollo Loco Holdings, Inc. *	31,000	403,000
Eldorado Resorts, Inc. *	75,669	1,543,648
Empire Resorts, Inc. *(a)	4,421	101,020
Fiesta Restaurant Group, Inc. *	41,000	688,800
Fogo De Chao, Inc. *	18,500	250,675
Golden Entertainment, Inc. *	24,300	500,094
Grand Canyon Education, Inc. *	78,175	5,751,335
Houghton Mifflin Harcourt Co. *	174,294	2,082,813
ILG, Inc.	182,200	4,830,122
International Speedway Corp., Class A	43,500	1,557,300
Intrawest Resorts Holdings, Inc. *	23,900	567,625
J Alexander's Holdings, Inc. *	21,043	222,004
Jack in the Box, Inc.	53,008	4,917,022
K12, Inc. *	58,449	1,035,132
La Quinta Holdings, Inc. *	134,302	2,002,443
Laureate Education, Inc., Class A *	59,300	1,009,286
Liberty Tax, Inc.	11,700	164,970
Lindblad Expeditions Holdings, Inc. *	37,700	377,377
Marriott Vacations Worldwide Corp.	37,585	4,391,807
Monarch Casino & Resort, Inc. *	17,800	589,002
Nathan's Famous, Inc. *	4,700	293,750
Papa John's International, Inc.	45,011	3,210,635
Penn National Gaming, Inc. *	140,200	2,826,432
Pinnacle Entertainment, Inc. *	89,247	1,695,693
Planet Fitness, Inc., Class A	141,100	3,197,326
Potbelly Corp. *	52,300	601,450
RCI Hospitality Holdings, Inc.	16,000	363,040
Red Lion Hotels Corp. *	22,200	158,730
Red Robin Gourmet Burgers, Inc. *	21,700	1,297,660
Red Rock Resorts, Inc., Class A	113,400	2,710,260
Regis Corp. *	56,000	589,680
Ruby Tuesday, Inc. *	75,100	151,702
Ruth's Hospitality Group, Inc.	50,500	1,010,000
Scientific Games Corp., Class A *	86,800	3,215,940
SeaWorld Entertainment, Inc. (a)	111,923	1,721,376
Shake Shack, Inc., Class A *	37,100	1,224,671
Sonic Corp.	66,601	1,575,780
Sotheby's *	66,400	3,757,576
Speedway Motorsports, Inc.	25,284	537,538
Strayer Education, Inc.	18,400	1,446,608
Texas Roadhouse, Inc.	113,896	5,387,281
The Cheesecake Factory, Inc.	76,667	3,647,816
The Habit Restaurants, Inc., Class A *	37,211	612,121
The Marcus Corp.	33,300	905,760
Weight Watchers International, Inc. *	52,800	1,891,296
Wingstop, Inc. *	49,100	1,473,491
Zoe's Kitchen, Inc. *	30,502	344,978
		131,378,949

Diversified Financials 2.9%
AG Mortgage Investment Trust, Inc.	41,300	760,333
Anworth Mortgage Asset Corp.	149,900	902,398
Apollo Commercial Real Estate Finance, Inc.	153,543	2,768,380
Security	Number of Shares	Value ($)
Ares Commercial Real Estate Corp.	41,900	536,320
Arlington Asset Investment Corp., Class A (a)	50,400	650,160
ARMOUR Residential REIT, Inc.	65,529	1,655,262
Artisan Partners Asset Management, Inc., Class A	73,400	2,440,550
Associated Capital Group, Inc., Class A	9,700	325,435
B. Riley Financial, Inc.	19,002	369,589
Capstead Mortgage Corp.	159,829	1,563,128
Cherry Hill Mortgage Investment Corp.	19,100	366,529
Cohen & Steers, Inc.	37,128	1,499,971
Cowen, Inc., *	42,475	679,600
CYS Investments, Inc.	246,361	2,096,532
Diamond Hill Investment Group, Inc.	5,800	1,145,500
Donnelley Financial Solutions, Inc. *	43,600	1,011,520
Dynex Capital, Inc.	77,200	533,452
Elevate Credit, Inc. *	24,400	200,812
Ellington Residential Mortgage REIT	14,200	210,586
Encore Capital Group, Inc. *	43,300	1,736,330
Enova International, Inc. *	58,036	841,522
Evercore Partners, Inc., Class A	68,500	5,387,525
EZCORP, Inc., Class A *	77,400	603,720
Financial Engines, Inc.	97,100	3,733,495
FirstCash, Inc.	81,627	4,746,610
FNFV Group *	111,036	1,915,371
GAIN Capital Holdings, Inc.	70,000	469,700
GAMCO Investors, Inc., Class A	9,700	297,887
Great Ajax Corp.	19,800	275,616
Green Dot Corp., Class A *	74,741	3,007,578
Greenhill & Co., Inc.	49,529	916,286
Hamilton Lane, Inc., Class A	21,500	482,890
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	84,645	1,967,996
Houlihan Lokey, Inc.	36,500	1,357,070
INTL. FCStone, Inc. *	25,100	982,163
Invesco Mortgage Capital, Inc.	190,106	3,161,463
Investment Technology Group, Inc.	50,565	1,115,970
KKR Real Estate Finance Trust, Inc.	16,700	342,350
Ladder Capital Corp.	117,255	1,543,076
Ladenburg Thalmann Financial Services, Inc. *	142,600	325,128
LendingClub Corp. *	528,700	2,680,509
Marlin Business Services Corp.	11,600	301,600
Medley Management, Inc., Class A	14,400	92,160
Moelis & Co., Class A	44,124	1,804,672
MTGE Investment Corp.	76,700	1,426,620
Nelnet, Inc., Class A	34,800	1,708,332
New York Mortgage Trust, Inc.	175,200	1,107,264
NewStar Financial, Inc.	54,900	600,606
OM Asset Management plc	90,300	1,360,821
On Deck Capital, Inc. *	74,200	319,060
Oppenheimer Holdings, Inc., Class A	13,800	217,350
Orchid Island Capital, Inc. (a)	49,659	473,250
Owens Realty Mortgage, Inc.	14,500	250,705
PennyMac Mortgage Investment Trust	120,621	2,122,930
Piper Jaffray Cos.	23,729	1,480,690
PJT Partners, Inc., Class A	31,900	1,383,822
PRA Group, Inc. *	77,981	3,056,855
Pzena Investment Management, Inc., Class A	27,100	285,905
Redwood Trust, Inc.	137,700	2,378,079
Regional Management Corp. *	15,700	376,643
Resource Capital Corp.	49,037	502,629
Safeguard Scientifics, Inc. *	36,500	434,350
Silvercrest Asset Management Group, Inc., Class A	9,800	123,970
Stifel Financial Corp. *	115,110	5,853,343
Sutherland Asset Management Corp.	28,000	414,400

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tiptree, Inc.	55,800	382,230
Virtu Financial, Inc., Class A (a)	38,271	633,385
Virtus Investment Partners, Inc.	11,100	1,307,580
Waddell & Reed Financial, Inc., Class A	132,600	2,740,842
Western Asset Mortgage Capital Corp.	78,856	819,314
Westwood Holdings Group, Inc.	14,900	878,355
Wins Finance Holdings, Inc. *(a)(d)	2,000	420,000
WisdomTree Investments, Inc.	190,100	1,984,644
World Acceptance Corp. *	8,900	672,573
		95,521,291

Energy 3.6%
Abraxas Petroleum Corp. *	221,800	394,804
Adams Resources & Energy, Inc.	2,900	110,171
Approach Resources, Inc. *(a)	74,500	233,185
Arch Coal, Inc., Class A	36,400	2,768,948
Archrock, Inc.	117,228	1,283,647
Ardmore Shipping Corp.	46,500	369,675
Atwood Oceanics, Inc. *(a)	121,621	955,941
Basic Energy Services, Inc. *	29,400	658,560
Bill Barrett Corp. *	145,798	492,797
Bonanza Creek Energy, Inc. *	33,900	984,456
Bristow Group, Inc.	56,862	419,073
C&J Energy Services, Inc. *	77,500	2,506,350
California Resources Corp. *(a)	71,800	583,016
Callon Petroleum Co. *	336,200	3,805,784
CARBO Ceramics, Inc. *	46,400	328,048
Carrizo Oil & Gas, Inc. *	100,711	1,587,205
Clean Energy Fuels Corp. *	213,938	560,518
Cloud Peak Energy, Inc. *	124,500	430,770
Contango Oil & Gas Co. *	35,000	210,000
CVR Energy, Inc. (a)	24,800	468,968
Delek US Holdings, Inc.	129,032	3,369,026
Denbury Resources, Inc. *	678,600	990,756
DHT Holdings, Inc.	135,900	565,344
Diamond Offshore Drilling, Inc. *(a)	107,500	1,335,150
Dorian LPG Ltd. *	42,703	307,462
Dril-Quip, Inc. *	62,400	2,783,040
Earthstone Energy, Inc., Class A *	18,600	183,582
Eclipse Resources Corp. *	181,300	509,453
Energy XXI Gulf Coast, Inc. *	49,500	979,605
Ensco plc, Class A	506,600	2,679,914
EP Energy Corp., Class A *(a)	60,500	204,490
Era Group, Inc. *	28,700	251,412
Evolution Petroleum Corp.	46,800	402,480
Exterran Corp. *	60,014	1,661,788
Fairmount Santrol Holdings, Inc. *(a)	260,153	759,647
Forum Energy Technologies, Inc. *	116,955	1,549,654
Frank's International N.V. (a)	83,100	673,110
Frontline Ltd. (a)	156,563	897,106
GasLog Ltd.	73,800	1,346,850
Gastar Exploration, Inc. *(a)	300,000	258,000
Gener8 Maritime, Inc. *	95,100	508,785
Geospace Technologies Corp. *	19,800	304,722
Golar LNG Ltd.	167,000	3,976,270
Green Plains, Inc.	71,500	1,412,125
Gulf Island Fabrication, Inc.	23,400	266,760
Halcon Resources Corp. *	103,900	681,584
Hallador Energy Co.	28,100	193,609
Helix Energy Solutions Group, Inc. *	222,707	1,456,504
Independence Contract Drilling, Inc. *	46,000	178,020
International Seaways, Inc. *	54,098	1,233,975
Isramco, Inc. *	1,400	161,210
Jagged Peak Energy, Inc. *	53,000	750,480
Jones Energy, Inc., Class A *(a)	103,782	155,673
Keane Group, Inc. *	52,500	804,825
Key Energy Services, Inc. *(a)	17,600	331,232
Lilis Energy, Inc. *(a)	71,700	324,801
Security	Number of Shares	Value ($)
Mammoth Energy Services, Inc. *	14,200	208,314
Matador Resources Co. *	150,162	3,642,930
Matrix Service Co. *	39,700	410,895
McDermott International, Inc. *	470,885	3,187,891
Midstates Petroleum Co., Inc. *	17,900	253,822
Natural Gas Services Group, Inc. *	20,500	511,475
Navios Maritime Acquisition Corp.	120,600	170,046
NCS Multistage Holdings, Inc. *	18,000	404,100
Newpark Resources, Inc. *	153,310	1,280,138
Noble Corp. plc *	408,000	1,632,000
Nordic American Tankers Ltd. (a)	175,400	1,031,352
Oasis Petroleum, Inc. *	390,510	3,038,168
Oil States International, Inc. *	84,500	2,099,825
Overseas Shipholding Group, Inc., Class A *	85,400	263,032
Pacific Ethanol, Inc. *	65,500	409,375
Panhandle Oil & Gas, Inc., Class A	24,200	532,400
Par Pacific Holdings, Inc. *	54,038	967,821
Parker Drilling Co. *	181,265	217,518
PDC Energy, Inc. *	109,803	5,178,309
Peabody Energy Corp. *	82,600	2,316,104
Penn Virginia Corp. *	23,800	914,158
PHI, Inc. — Non Voting Shares *	19,572	189,848
Pioneer Energy Services Corp. *	118,500	260,700
ProPetro Holding Corp. *	41,600	540,800
Renewable Energy Group, Inc. *	64,600	807,500
Resolute Energy Corp. *	36,300	1,232,748
REX American Resources Corp. *	10,500	1,049,790
RigNet, Inc. *	26,200	496,490
Ring Energy, Inc. *	68,900	899,834
Rowan Cos. plc, Class A *	193,700	2,260,479
Sanchez Energy Corp. *(a)	109,253	616,187
SandRidge Energy, Inc. *	58,100	1,121,911
Scorpio Tankers, Inc.	268,102	994,658
SEACOR Holdings, Inc. *	25,700	876,113
SEACOR Marine Holdings, Inc. *	25,839	376,733
Select Energy Services, Inc., Class A *	15,800	245,374
SemGroup Corp., Class A	111,803	3,024,271
Ship Finance International Ltd. (a)	111,900	1,521,840
SilverBow Resources, Inc. *	11,800	295,354
Smart Sand, Inc. *	45,000	296,100
Solaris Oilfield Infrastructure, Inc., Class A *(a)	17,100	223,155
SRC Energy, Inc. *	335,812	2,857,760
Stone Energy Corp. *	32,700	705,666
Superior Energy Services, Inc. *	254,200	2,735,192
Teekay Corp. (a)	87,700	859,460
Teekay Tankers Ltd., Class A	181,000	325,800
Tellurian, Inc. *(a)	92,500	846,375
Tesco Corp. *	77,100	354,660
TETRA Technologies, Inc. *	186,374	523,711
Ultra Petroleum Corp. *	324,900	3,343,221
Unit Corp. *	90,578	1,628,592
Uranium Energy Corp. *(a)	234,500	375,200
US Silica Holdings, Inc.	135,900	3,958,767
W&T Offshore, Inc. *	121,800	238,728
Westmoreland Coal Co. *	46,552	200,639
WildHorse Resource Development Corp. *	35,900	474,598
Willbros Group, Inc. *	69,500	141,780
		119,170,067

Food & Staples Retailing 0.5%
Ingles Markets, Inc., Class A	21,231	626,315
Natural Grocers by Vitamin Cottage, Inc. *	12,600	111,006
Performance Food Group Co. *	117,500	3,384,000
PriceSmart, Inc.	36,600	3,083,550
Smart & Final Stores, Inc. *	37,600	323,360
SpartanNash, Co.	64,933	1,801,241

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SUPERVALU, Inc. *	475,536	1,702,419
The Andersons, Inc.	48,123	1,657,837
The Chefs' Warehouse, Inc. *	28,300	410,350
United Natural Foods, Inc. *	83,682	3,224,268
Village Super Market, Inc., Class A	11,600	286,868
Weis Markets, Inc.	15,800	747,498
		17,358,712

Food, Beverage & Tobacco 1.7%
Alico, Inc.	4,700	141,940
Amplify Snack Brands, Inc. *(a)	65,700	687,222
B&G Foods, Inc.	109,757	3,978,691
Cal-Maine Foods, Inc. *(a)	51,116	1,950,075
Calavo Growers, Inc.	26,288	1,946,626
Castle Brands, Inc. *(a)	148,700	266,173
Coca-Cola Bottling Co. Consolidated	7,500	1,800,675
Craft Brew Alliance, Inc. *	16,200	283,500
Darling Ingredients, Inc. *	272,900	4,440,083
Dean Foods Co.	151,800	2,277,000
Farmer Brothers Co. *	13,700	426,755
Fresh Del Monte Produce, Inc.	56,261	2,895,754
Freshpet, Inc. *	43,850	747,643
Hostess Brands, Inc. *	131,500	2,009,320
J&J Snack Foods Corp.	25,281	3,321,923
John B. Sanfilippo & Son, Inc.	13,100	842,592
Lancaster Colony Corp.	31,256	3,832,611
Landec Corp. *	44,654	549,244
Lifeway Foods, Inc. *	10,100	92,617
Limoneira Co.	17,600	400,576
MGP Ingredients, Inc.	23,147	1,364,747
National Beverage Corp.	20,401	2,083,350
Omega Protein Corp.	39,500	632,000
Primo Water Corp. *	48,200	598,162
Sanderson Farms, Inc.	34,343	4,490,347
Seneca Foods Corp., Class A *	12,400	355,880
Snyder's-Lance, Inc.	147,210	5,121,436
The Boston Beer Co., Inc., Class A *	15,600	2,446,080
Tootsie Roll Industries, Inc.	32,235	1,199,142
Turning Point Brands, Inc. *	9,200	141,864
Universal Corp.	43,024	2,751,385
Vector Group Ltd.	159,143	3,203,549
		57,278,962

Health Care Equipment & Services 6.5%
Abaxis, Inc.	38,200	1,795,400
Accuray, Inc. *	141,000	599,250
Aceto Corp.	46,000	776,480
Addus HomeCare Corp. *	12,500	424,375
Allscripts Healthcare Solutions, Inc. *	302,500	3,723,775
Almost Family, Inc. *	21,100	1,043,395
Amedisys, Inc. *	47,000	2,225,920
American Renal Associates Holdings, Inc. *	13,500	230,850
AMN Healthcare Services, Inc. *	79,800	2,944,620
Analogic Corp.	22,154	1,555,211
AngioDynamics, Inc. *	61,400	997,750
Anika Therapeutics, Inc. *	26,700	1,365,972
Antares Pharma, Inc. *	241,500	758,310
AtriCure, Inc. *	55,000	1,332,650
Atrion Corp.	2,300	1,454,060
AxoGen, Inc. *	51,300	810,540
BioScrip, Inc. *	170,400	492,456
BioTelemetry, Inc. *	45,800	1,566,360
Cantel Medical Corp.	60,945	4,522,119
Capital Senior Living Corp. *	44,800	618,240
Cardiovascular Systems, Inc. *	51,700	1,631,135
Castlight Health, Inc., Class B *	125,673	540,394
Security	Number of Shares	Value ($)
Cerus Corp. *	160,500	362,730
Chemed Corp.	26,398	5,213,605
Civitas Solutions, Inc. *	23,800	424,830
Community Health Systems, Inc. *	159,200	1,138,280
Computer Programs & Systems, Inc. (a)	17,500	536,375
ConforMIS, Inc. *	56,000	280,560
CONMED Corp.	44,100	2,263,212
Corindus Vascular Robotics, Inc. *	181,900	301,954
CorVel Corp. *	14,500	689,475
Cotiviti Holdings, Inc. *	44,200	1,902,810
Cross Country Healthcare, Inc. *	62,715	737,528
CryoLife, Inc. *	57,700	1,081,875
Cutera, Inc. *	18,705	487,265
Diplomat Pharmacy, Inc. *	81,188	1,288,454
Endologix, Inc. *	153,537	750,796
Entellus Medical, Inc. *	18,800	329,940
Evolent Health, Inc., Class A *	64,500	1,593,150
Exactech, Inc. *	22,500	655,875
FONAR Corp. *	10,700	274,990
Genesis Healthcare, Inc. *	48,100	69,264
GenMark Diagnostics, Inc. *	73,500	869,505
Glaukos Corp. *	48,000	1,928,640
Globus Medical, Inc., Class A *	116,500	3,582,375
Haemonetics Corp. *	87,100	3,582,423
Halyard Health, Inc. *	80,293	3,229,385
HealthEquity, Inc. *	82,934	3,804,183
HealthSouth Corp.	148,800	6,332,928
HealthStream, Inc. *	41,900	989,678
Heska Corp. *	10,591	1,160,138
HMS Holdings Corp. *	139,352	2,798,188
ICU Medical, Inc. *	25,800	4,435,020
Inogen, Inc. *	29,098	2,746,269
Inovalon Holdings, Inc., Class A *(a)	105,200	1,336,040
Insulet Corp. *	99,400	5,000,814
Integer Holdings Corp. *	51,900	2,377,020
Integra LifeSciences Holdings Corp. *	103,096	5,119,747
Invacare Corp.	50,511	790,497
iRhythm Technologies, Inc. *	23,100	955,416
K2M Group Holdings, Inc. *	67,900	1,652,007
Kindred Healthcare, Inc.	144,823	1,296,166
Landauer, Inc.	16,200	882,090
Lantheus Holdings, Inc. *	43,600	804,420
LeMaitre Vascular, Inc.	22,335	805,623
LHC Group, Inc. *	25,700	1,488,030
LivaNova plc *	80,600	4,911,764
Magellan Health, Inc. *	41,368	3,083,984
Masimo Corp. *	76,500	7,236,900
Medidata Solutions, Inc. *	93,900	7,212,459
Meridian Bioscience, Inc.	80,150	1,086,033
Merit Medical Systems, Inc. *	83,800	3,435,800
Molina Healthcare, Inc. *	73,743	4,926,032
NantHealth, Inc. *	43,600	186,608
National HealthCare Corp.	18,188	1,185,312
National Research Corp., Class A	17,500	514,500
Natus Medical, Inc. *	56,500	1,988,800
Neogen Corp. *	64,225	4,230,501
Nevro Corp. *	46,164	3,972,874
Novocure Ltd. *	97,000	1,998,200
NuVasive, Inc. *	87,200	5,736,888
NxStage Medical, Inc. *	112,900	2,658,795
Obalon Therapeutics, Inc. *(a)	17,600	149,600
Omnicell, Inc. *	62,600	3,104,960
OraSure Technologies, Inc. *	98,300	1,724,182
Orthofix International N.V. *	28,200	1,223,316
Owens & Minor, Inc.	103,200	3,326,136
Oxford Immunotec Global plc *	40,500	680,400
Penumbra, Inc. *	48,900	3,992,685
PharMerica Corp. *	47,100	1,184,565
Pulse Biosciences, Inc. *(a)	15,300	297,279

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Quality Systems, Inc. *	90,100	1,540,710
Quidel Corp. *	47,500	1,519,525
Quotient Ltd. *	46,200	255,024
R1 RCM, Inc. *	167,500	567,825
RadNet, Inc. *	73,300	564,410
Rockwell Medical, Inc. *(a)	78,700	561,131
RTI Surgical, Inc. *	75,200	428,640
Select Medical Holdings Corp. *	184,411	2,987,458
Sientra, Inc. *	25,900	266,252
Simulations Plus, Inc.	19,500	288,600
STAAR Surgical Co. *	66,600	682,650
Surgery Partners, Inc. *	35,400	702,690
Surmodics, Inc. *	20,400	536,520
Tabula Rasa HealthCare, Inc. *	10,800	168,480
Tactile Systems Technology, Inc. *	15,400	455,070
Teladoc, Inc. *	89,600	2,938,880
Tenet Healthcare Corp. *	135,600	2,352,660
The Ensign Group, Inc.	79,500	1,778,415
The Providence Service Corp. *	21,100	1,087,494
The Spectranetics Corp. *	75,636	2,911,986
Tivity Health, Inc. *	60,600	2,402,790
Triple-S Management Corp., Class B *	38,900	602,172
U.S. Physical Therapy, Inc.	19,300	1,217,830
Utah Medical Products, Inc.	5,200	359,320
Varex Imaging Corp. *	62,600	1,931,210
ViewRay, Inc. *(a)	49,900	236,027
Viveve Medical, Inc. *	26,200	173,182
Vocera Communications, Inc. *	44,200	1,205,334
Wright Medical Group N.V. *	173,161	4,548,940
		215,078,630

Household & Personal Products 0.4%
Central Garden & Pet Co. *	15,400	492,800
Central Garden & Pet Co., Class A *	64,100	1,971,716
elf Beauty, Inc. *	34,300	870,191
HRG Group, Inc. *	202,300	3,352,111
Inter Parfums, Inc.	30,100	1,167,880
Medifast, Inc.	17,579	750,448
Natural Health Trends Corp. (a)	12,400	305,412
Nature's Sunshine Products, Inc.	15,000	189,750
Nutraceutical International Corp.	12,300	514,140
Oil-Dri Corp. of America	6,887	284,846
Orchids Paper Products Co. (a)	15,900	179,034
Revlon, Inc., Class A *	18,602	363,669
USANA Health Sciences, Inc. *	19,400	1,107,740
WD-40 Co.	23,900	2,548,935
		14,098,672

Insurance 2.5%
Ambac Financial Group, Inc. *	72,600	1,483,218
American Equity Investment Life Holding Co.	146,264	3,916,950
AMERISAFE, Inc.	30,735	1,774,946
AmTrust Financial Services, Inc.	142,000	2,272,000
Argo Group International Holdings Ltd.	47,531	2,849,483
Atlas Financial Holdings, Inc. *	16,900	261,105
Baldwin & Lyons, Inc., Class B	13,000	304,200
Blue Capital Reinsurance Holdings Ltd.	9,100	175,630
Citizens, Inc. *(a)	80,500	648,025
CNO Financial Group, Inc.	290,468	6,645,908
Crawford & Co., Class B	20,800	186,784
Donegal Group, Inc., Class A	10,400	156,832
eHealth, Inc. *	22,400	381,024
EMC Insurance Group, Inc.	14,300	396,110
Employers Holdings, Inc.	55,300	2,397,255
Enstar Group Ltd. *	19,194	3,888,704
FBL Financial Group, Inc., Class A	16,468	1,118,177
Security	Number of Shares	Value ($)
Federated National Holding Co.	20,246	322,316
Fidelity & Guaranty Life (a)	19,200	598,080
Genworth Financial, Inc., Class A *	865,600	2,969,008
Global Indemnity Ltd. *	14,755	571,904
Greenlight Capital Re Ltd., Class A *	50,689	1,084,745
Hallmark Financial Services, Inc. *	21,200	238,500
HCI Group, Inc.	13,800	622,242
Health Insurance Innovations, Inc., Class A *	18,700	524,535
Heritage Insurance Holdings, Inc.	40,462	510,226
Horace Mann Educators Corp.	67,678	2,497,318
Independence Holding Co.	11,248	249,706
Infinity Property & Casualty Corp.	18,092	1,810,105
Investors Title Co.	2,200	388,344
James River Group Holdings Ltd.	29,500	1,184,720
Kemper Corp.	70,514	2,767,674
Kingstone Cos., Inc.	14,700	242,550
Kinsale Capital Group, Inc.	23,700	922,404
Maiden Holdings Ltd.	124,800	1,385,280
MBIA, Inc. *	214,184	2,178,251
National General Holdings Corp.	83,300	1,766,793
National Western Life Group, Inc., Class A	3,494	1,176,045
NI Holdings, Inc. *	16,600	298,468
OneBeacon Insurance Group Ltd., Class A	33,400	611,888
Primerica, Inc.	77,300	6,265,165
RLI Corp.	65,020	3,775,061
Safety Insurance Group, Inc.	24,970	1,771,622
Selective Insurance Group, Inc.	96,314	4,878,304
State Auto Financial Corp.	24,726	637,684
State National Cos., Inc.	46,500	970,920
Stewart Information Services Corp.	38,800	1,524,840
The Navigators Group, Inc.	39,240	2,236,680
Third Point Reinsurance Ltd. *	130,860	1,904,013
Trupanion, Inc. *(a)	37,300	888,486
United Fire Group, Inc.	36,800	1,660,416
United Insurance Holdings Corp.	36,800	587,328
Universal Insurance Holdings, Inc.	53,822	1,283,655
WMIH Corp. *	313,200	360,180
		82,521,807

Materials 4.4%
A. Schulman, Inc.	51,909	1,365,207
Advanced Emissions Solutions, Inc.	35,400	380,550
AdvanSix, Inc. *	49,900	1,670,652
AgroFresh Solutions, Inc. *	35,000	273,000
AK Steel Holding Corp. *	538,000	3,045,080
Allegheny Technologies, Inc.	187,300	3,547,462
American Vanguard Corp.	42,700	755,790
Ampco-Pittsburgh Corp.	14,400	208,080
Balchem Corp.	53,700	4,167,120
Boise Cascade Co. *	68,100	2,066,835
Calgon Carbon Corp.	93,385	1,494,160
Carpenter Technology Corp.	80,344	3,248,308
Century Aluminum Co. *	83,000	1,392,740
Chase Corp.	12,100	1,307,405
Clearwater Paper Corp. *	27,200	1,336,880
Cliffs Natural Resources, Inc. *	512,559	3,956,955
Codexis, Inc. *	53,500	288,900
Coeur Mining, Inc. *	305,213	2,527,164
Commercial Metals Co.	193,800	3,604,680
Compass Minerals International, Inc.	55,700	3,846,085
Core Molding Technologies, Inc. *	12,400	236,468
Deltic Timber Corp.	19,121	1,379,198
Ferro Corp. *	143,800	2,766,712
Ferroglobe Representation & Warranty Insurance *(d)	108,500	—
Flotek Industries, Inc. *	88,700	746,854
Forterra, Inc. *(a)	31,100	277,723

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
FutureFuel Corp.	40,400	588,224
GCP Applied Technologies, Inc. *	123,500	3,742,050
Gold Resource Corp.	81,400	345,136
Greif, Inc., Class A	42,494	2,383,488
Greif, Inc., Class B	8,700	521,130
H.B. Fuller Co.	86,594	4,461,323
Handy & Harman Ltd. *	4,800	158,880
Hawkins, Inc.	15,500	696,725
Haynes International, Inc.	21,325	667,046
Hecla Mining Co.	679,040	3,673,606
Ingevity Corp. *	71,500	4,182,750
Innophos Holdings, Inc.	34,700	1,449,419
Innospec, Inc.	40,900	2,552,160
Intrepid Potash, Inc. *	159,600	483,588
Kaiser Aluminum Corp.	27,743	2,699,116
KapStone Paper & Packaging Corp.	142,303	3,253,047
Klondex Mines Ltd. *	292,800	934,032
KMG Chemicals, Inc.	16,800	850,416
Koppers Holdings, Inc. *	34,500	1,252,350
Kraton Corp. *	52,135	1,939,422
Kronos Worldwide, Inc.	41,600	886,912
Louisiana-Pacific Corp. *	244,572	6,141,203
LSB Industries, Inc. *(a)	28,000	198,240
Materion Corp.	32,229	1,239,205
Minerals Technologies, Inc.	60,322	4,270,798
Myers Industries, Inc.	34,900	593,300
Neenah Paper, Inc.	28,353	2,265,405
Olympic Steel, Inc.	12,200	208,498
OMNOVA Solutions, Inc. *	65,700	617,580
P.H. Glatfelter Co.	69,400	1,420,618
PolyOne Corp.	139,876	5,116,664
Quaker Chemical Corp.	21,300	3,021,831
Rayonier Advanced Materials, Inc.	69,342	1,033,889
Ryerson Holding Corp. *	25,800	223,170
Schnitzer Steel Industries, Inc., Class A	43,300	1,117,140
Schweitzer-Mauduit International, Inc.	52,500	2,017,050
Sensient Technologies Corp.	76,014	5,652,401
Stepan Co.	34,200	2,810,214
Summit Materials, Inc., Class A *	185,477	5,274,966
SunCoke Energy, Inc. *	116,900	1,046,255
TimkenSteel Corp. *	63,644	1,011,303
Trecora Resources *	27,400	316,470
Tredegar Corp.	42,100	635,710
Trinseo S.A.	73,500	5,167,050
Tronox Ltd., Class A	106,100	2,056,218
UFP Technologies, Inc. *	9,900	285,615
United States Lime & Minerals, Inc.	2,700	219,294
US Concrete, Inc. *	26,800	2,099,780
Valhi, Inc.	25,000	80,250
Verso Corp., Class A *	58,500	279,630
Warrior Met Coal, Inc.	27,200	594,592
Worthington Industries, Inc.	76,417	3,872,049
		144,497,216

Media 1.4%
AMC Entertainment Holdings, Inc., Class A	92,300	1,882,920
Beasley Broadcasting Group, Inc., Class A	17,600	184,800
Central European Media Enterprises Ltd., Class A *	154,400	671,640
Clear Channel Outdoor Holdings, Inc., Class A	61,800	313,326
Daily Journal Corp. *	2,000	409,600
Emerald Expositions Events, Inc.	24,600	563,094
Entercom Communications Corp., Class A (a)	43,000	423,550
Security	Number of Shares	Value ($)
Entravision Communications Corp., Class A	98,600	640,900
Eros International plc *(a)	49,290	492,900
Gannett Co., Inc.	195,800	1,756,326
Global Eagle Entertainment, Inc. *	77,200	243,952
Gray Television, Inc. *	100,493	1,497,346
Hemisphere Media Group, Inc. *	29,200	365,000
IMAX Corp. *	99,100	2,120,740
Liberty Media Corp. — Liberty Braves, Class A *	22,300	562,852
Liberty Media Corp. — Liberty Braves, Class C *	55,500	1,400,265
Loral Space & Communications, Inc. *	20,500	954,275
MDC Partners, Inc., Class A	98,180	971,982
Meredith Corp.	67,300	4,000,985
MSG Networks, Inc., Class A *	97,200	2,080,080
National CineMedia, Inc.	95,700	684,255
New Media Investment Group, Inc.	87,582	1,220,893
Nexstar Media Group, Inc., Class A	77,098	5,042,209
Reading International, Inc., Class A *	23,000	367,080
Saga Communications, Inc., Class A	6,400	248,640
Salem Media Group, Inc.	21,000	150,150
Scholastic Corp.	49,069	2,032,929
Sinclair Broadcast Group, Inc., Class A	121,202	4,369,332
The E.W. Scripps Co., Class A *	103,471	2,033,205
The New York Times Co., Class A	213,851	4,063,169
Time, Inc.	173,586	2,438,883
Townsquare Media, Inc., Class A *	10,100	111,706
tronc, Inc. *	30,617	390,979
World Wrestling Entertainment, Inc., Class A	62,900	1,330,964
		46,020,927

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
Abeona Therapeutics, Inc. *(a)	41,100	347,295
Accelerate Diagnostics, Inc. *(a)	45,100	1,183,875
Acceleron Pharma, Inc. *	53,527	1,720,893
Achaogen, Inc. *(a)	48,300	918,183
Achillion Pharmaceuticals, Inc. *	184,789	757,635
Aclaris Therapeutics, Inc. *	33,600	967,680
Acorda Therapeutics, Inc. *	72,039	1,559,644
Adamas Pharmaceuticals, Inc. *	27,472	476,639
Aduro Biotech, Inc. *	73,381	942,946
Advaxis, Inc. *(a)	56,011	362,391
Aerie Pharmaceuticals, Inc. *	48,844	2,652,229
Agenus, Inc. *	106,654	473,544
Aimmune Therapeutics, Inc. *	58,600	1,261,072
Akebia Therapeutics, Inc. *	66,047	871,160
Albany Molecular Research, Inc. *	40,600	882,644
Alder Biopharmaceuticals, Inc. *	79,346	852,970
AMAG Pharmaceuticals, Inc. *	54,731	1,075,464
Amicus Therapeutics, Inc. *	245,104	3,174,097
Amphastar Pharmaceuticals, Inc. *	65,926	1,139,201
AnaptysBio, Inc. *	9,300	226,269
Anavex Life Sciences Corp. *(a)	51,200	207,872
ANI Pharmaceuticals, Inc. *	13,500	657,855
Aratana Therapeutics, Inc. *	62,700	423,225
Ardelyx, Inc. *	64,340	334,568
Arena Pharmaceuticals, Inc. *	58,560	1,391,386
Array BioPharma, Inc. *	275,379	2,068,096
Assembly Biosciences, Inc. *	23,400	524,394
Asterias Biotherapeutics, Inc. *(a)	45,825	162,679
Atara Biotherapeutics, Inc. *	48,943	746,381
Athersys, Inc. *(a)	240,200	357,898
Audentes Therapeutics, Inc. *	25,600	514,304
Avexis, Inc. *	40,900	3,789,385
Axovant Sciences Ltd. *	49,800	1,141,416
Bellicum Pharmaceuticals, Inc. *	47,900	506,782

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
BioCryst Pharmaceuticals, Inc. *	136,700	698,537
Biohaven Pharmaceutical Holding Co. Ltd. *	16,800	432,768
BioSpecifics Technologies Corp. *	8,000	389,200
BioTime, Inc. *	163,100	440,370
Bluebird Bio, Inc. *	74,400	7,012,200
Blueprint Medicines Corp. *	64,664	3,383,867
Calithera Biosciences, Inc. *	51,100	781,830
Cambrex Corp. *	55,300	3,373,300
Cara Therapeutics, Inc. *(a)	39,117	549,203
Cascadian Therapeutics, Inc. *	60,500	247,445
Catalent, Inc. *	208,899	7,248,795
Catalyst Pharmaceuticals, Inc. *	120,500	354,270
Celldex Therapeutics, Inc. *	242,400	555,096
Cempra, Inc. *	91,100	364,400
ChemoCentryx, Inc. *	57,800	586,092
Chimerix, Inc. *	78,386	389,578
Clearside Biomedical, Inc. *	38,600	332,732
Clovis Oncology, Inc. *	72,100	6,114,801
Coherus Biosciences, Inc. *	67,661	882,976
Collegium Pharmaceutical, Inc. *(a)	30,736	367,910
Conatus Pharmaceuticals, Inc. *	44,200	244,426
Concert Pharmaceuticals, Inc. *	32,122	463,520
Corbus Pharmaceuticals Holdings, Inc. *	74,300	442,085
Corcept Therapeutics, Inc. *	152,206	1,898,009
Corium International, Inc. *	33,600	279,888
Corvus Pharmaceuticals, Inc. *	17,500	214,025
Curis, Inc. *	158,654	309,375
Cytokinetics, Inc. *	71,200	1,000,360
CytomX Therapeutics, Inc. *	48,800	658,312
Depomed, Inc. *	106,300	1,095,953
Dermira, Inc. *	63,700	1,753,661
Durect Corp. *	263,476	455,814
Dynavax Technologies Corp. *	88,600	1,404,310
Eagle Pharmaceuticals, Inc. *	13,524	664,705
Edge Therapeutics, Inc. *	27,900	300,483
Editas Medicine, Inc. *(a)	56,800	961,056
Emergent BioSolutions, Inc. *	56,800	2,065,816
Enanta Pharmaceuticals, Inc. *	26,322	1,003,131
Enzo Biochem, Inc. *	81,300	882,105
Epizyme, Inc. *	65,259	743,953
Esperion Therapeutics, Inc. *	25,070	1,135,420
Exact Sciences Corp. *	183,862	7,133,846
Fate Therapeutics, Inc. *	66,000	190,740
FibroGen, Inc. *	100,209	3,422,137
Five Prime Therapeutics, Inc. *	45,000	1,266,300
Flexion Therapeutics, Inc. *(a)	52,343	1,193,420
Fluidigm Corp. *	50,000	188,000
Fortress Biotech, Inc. *(a)	56,900	252,636
Foundation Medicine, Inc. *	25,600	904,960
Genocea Biosciences, Inc. *	49,100	279,379
Genomic Health, Inc. *	31,700	1,011,230
Geron Corp. *(a)	247,200	655,080
Global Blood Therapeutics, Inc. *	61,600	1,607,760
Halozyme Therapeutics, Inc. *	177,400	2,249,432
Heron Therapeutics, Inc. *	70,860	1,123,131
Horizon Pharma plc *	281,200	3,368,776
Idera Pharmaceuticals, Inc. *	166,529	306,413
Ignyta, Inc. *	83,845	796,528
Immune Design, Corp. *	34,143	419,959
ImmunoGen, Inc. *(a)	150,500	893,970
Immunomedics, Inc. *	188,500	1,613,560
Impax Laboratories, Inc. *	123,800	2,395,530
INC Research Holdings, Inc., Class A *	90,700	4,988,500
Innoviva, Inc. *	130,100	1,784,972
Inovio Pharmaceuticals, Inc. *	123,762	688,117
Insmed, Inc. *	107,914	1,744,969
Insys Therapeutics, Inc. *(a)	37,079	424,925
Intellia Therapeutics, Inc. *	26,300	442,892
Security	Number of Shares	Value ($)
Intersect ENT, Inc. *	45,868	1,256,783
Intra-Cellular Therapies, Inc. *	66,200	765,934
Invitae Corp. *	73,300	680,224
Iovance Biotherapeutics, Inc. *	81,472	476,611
Ironwood Pharmaceuticals, Inc. *	221,300	3,928,075
Jounce Therapeutics, Inc. *	11,700	151,047
Karyopharm Therapeutics, Inc. *	49,263	415,780
Keryx Biopharmaceuticals, Inc. *(a)	147,234	1,032,110
Kindred Biosciences, Inc. *	35,500	259,150
Kite Pharma, Inc. *	81,342	8,818,286
Kura Oncology, Inc. *	24,300	219,915
La Jolla Pharmaceutical Co. *	28,079	831,981
Lannett Co., Inc. *(a)	48,300	982,905
Lexicon Pharmaceuticals, Inc. *	68,300	1,113,290
Ligand Pharmaceuticals, Inc. *	33,843	4,091,957
Loxo Oncology, Inc. *	33,400	2,415,154
Luminex Corp.	64,200	1,311,606
MacroGenics, Inc. *	50,449	833,418
Madrigal Pharmaceuticals, Inc. *	13,800	213,900
Matinas BioPharma Holdings, Inc. *(a)	89,500	100,240
MediciNova, Inc. *	46,400	241,744
Medpace Holdings, Inc. *	13,500	370,305
Merrimack Pharmaceuticals, Inc.	257,400	342,342
MiMedx Group, Inc. *	176,350	2,638,196
Minerva Neurosciences, Inc. *	34,600	230,090
Miragen Therapeutics, Inc. *(a)	21,300	291,384
Momenta Pharmaceuticals, Inc. *	122,186	2,022,178
MyoKardia, Inc. *	34,000	528,700
Myriad Genetics, Inc. *	106,686	2,589,269
NanoString Technologies, Inc. *	24,100	366,561
NantKwest, Inc. *(a)	57,600	372,096
Natera, Inc. *	58,700	473,709
Nektar Therapeutics *	247,071	5,393,560
NeoGenomics, Inc. *	89,888	849,442
Neos Therapeutics, Inc. *	43,700	281,865
NewLink Genetics Corp. *(a)	34,800	251,256
Novavax, Inc. *	420,621	437,446
Novelion Therapeutics, Inc. *	25,900	234,395
Nymox Pharmaceutical Corp. *(a)	50,400	189,504
Ocular Therapeutix, Inc. *(a)	38,470	243,515
Omeros Corp. *	69,000	1,446,240
Organovo Holdings, Inc. *(a)	154,441	361,392
Otonomy, Inc. *	51,639	970,813
Ovid therapeutics, Inc. *(a)	14,500	118,755
Pacific Biosciences of California, Inc. *	132,900	433,254
Pacira Pharmaceuticals, Inc. *	65,400	2,583,300
Paratek Pharmaceuticals, Inc. *	44,808	871,516
PAREXEL International Corp. *	85,280	7,463,706
PDL BioPharma, Inc. *	310,200	704,154
Phibro Animal Health Corp., Class A	32,500	1,241,500
Pieris Pharmaceuticals, Inc. *(a)	57,600	299,520
Portola Pharmaceuticals, Inc. *	82,400	5,084,080
PRA Health Sciences, Inc. *	65,400	4,865,760
Prestige Brands Holdings, Inc. *	87,600	4,697,988
Progenics Pharmaceuticals, Inc. *	117,600	709,128
Protagonist Therapeutics, Inc. *	13,200	160,908
Prothena Corp. plc *	65,453	4,042,377
PTC Therapeutics, Inc. *	53,136	1,095,664
Puma Biotechnology, Inc. *	49,100	4,666,955
Ra Pharmaceuticals, Inc. *	21,800	320,678
Radius Health, Inc. *(a)	62,014	2,730,476
Reata Pharmaceuticals, Inc., Class A *(a)	17,500	512,400
Recro Pharma, Inc. *	30,500	232,105
REGENXBIO, Inc. *	50,600	910,800
Repligen Corp. *	57,100	2,299,417
Retrophin, Inc. *	67,593	1,368,082
Revance Therapeutics, Inc. *	37,208	846,482
Rigel Pharmaceuticals, Inc. *	219,800	520,926
Sage Therapeutics, Inc. *	57,495	4,585,226

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sangamo Therapeutics, Inc. *	113,700	977,820
Sarepta Therapeutics, Inc. *	99,200	3,827,136
SciClone Pharmaceuticals, Inc. *	93,000	1,018,350
Selecta Biosciences, Inc. *	19,700	335,688
Seres Therapeutics, Inc. *	46,200	625,086
Spark Therapeutics, Inc. *	38,800	2,754,800
Spectrum Pharmaceuticals, Inc. *	136,700	1,019,782
Stemline Therapeutics, Inc. *	40,200	369,840
Strongbridge Biopharma plc *	46,400	368,880
Sucampo Pharmaceuticals, Inc., Class A *	40,218	436,365
Supernus Pharmaceuticals, Inc. *	78,900	3,191,505
Syndax Pharmaceuticals, Inc. *	10,100	122,311
Synergy Pharmaceuticals, Inc. *(a)	383,700	1,488,756
Syros Pharmaceuticals, Inc. *	21,300	486,066
Teligent, Inc. *	58,900	464,132
Tetraphase Pharmaceuticals, Inc. *	52,053	340,427
TG Therapeutics, Inc. *(a)	74,950	861,925
The Medicines Co. *	114,328	4,395,912
TherapeuticsMD, Inc. *(a)	253,855	1,434,281
Theravance Biopharma, Inc. *(a)	72,800	2,339,064
Tocagen, Inc. *	13,700	148,234
Trevena, Inc. *	70,634	184,355
Ultragenyx Pharmaceutical, Inc. *	65,841	4,366,575
Vanda Pharmaceuticals, Inc. *	74,600	1,160,030
VBI Vaccines, Inc. *	42,800	197,736
Veracyte, Inc. *	45,400	363,200
Versartis, Inc. *	53,335	986,698
Voyager Therapeutics, Inc. *	18,900	155,736
WaVe Life Sciences Ltd. *	20,700	410,895
XBiotech, Inc. *	40,600	186,354
Xencor, Inc. *	67,128	1,567,439
ZIOPHARM Oncology, Inc. *(a)	236,064	1,305,434
Zogenix, Inc. *	40,225	482,700
Zynerba Pharmaceuticals, Inc. *(a)	19,200	270,720
		271,534,768

Real Estate 7.5%
Acadia Realty Trust	139,957	4,162,321
Agree Realty Corp.	43,700	2,148,729
Alexander & Baldwin, Inc.	80,360	3,369,495
Alexander's, Inc.	3,741	1,627,298
Altisource Portfolio Solutions S.A. *(a)	17,887	466,672
Altisource Residential Corp.	87,800	1,142,278
American Assets Trust, Inc.	65,200	2,647,772
Armada Hoffler Properties, Inc.	74,900	993,174
Ashford Hospitality Prime, Inc.	52,487	543,765
Ashford Hospitality Trust, Inc.	128,682	809,410
Bluerock Residential Growth REIT, Inc.	41,408	557,352
Care Capital Properties, Inc.	139,200	3,371,424
CareTrust REIT, Inc.	119,065	2,171,746
CatchMark Timber Trust, Inc., Class A	57,209	658,476
CBL & Associates Properties, Inc.	279,000	2,452,410
Cedar Realty Trust, Inc.	148,800	770,784
Chatham Lodging Trust	61,234	1,266,319
Chesapeake Lodging Trust	102,585	2,588,220
City Office REIT, Inc.	44,500	565,595
Clipper Realty, Inc.	26,300	294,560
Community Healthcare Trust, Inc.	19,900	504,863
Consolidated-Tomoka Land Co.	7,600	421,344
CorEnergy Infrastructure Trust, Inc.	19,500	694,395
Cousins Properties, Inc.	714,007	6,561,724
DiamondRock Hospitality Co.	340,717	3,979,575
Easterly Government Properties, Inc.	61,800	1,235,382
EastGroup Properties, Inc.	54,690	4,767,874
Education Realty Trust, Inc.	128,213	4,814,398
Farmland Partners, Inc. (a)	59,300	529,549
FelCor Lodging Trust, Inc.	228,313	1,684,950
First Industrial Realty Trust, Inc.	201,237	6,141,753
Security	Number of Shares	Value ($)
First Potomac Realty Trust	111,200	1,237,656
Forestar Group, Inc. *	77,000	1,320,550
Four Corners Property Trust, Inc.	102,300	2,596,374
Franklin Street Properties Corp.	173,965	1,838,810
FRP Holdings, Inc. *	12,700	586,105
Getty Realty Corp.	47,059	1,222,593
Gladstone Commercial Corp.	45,800	974,624
Global Medical REIT, Inc. (a)	28,400	264,120
Global Net Lease, Inc.	109,933	2,418,526
Government Properties Income Trust	153,947	2,729,480
Gramercy Property Trust	251,022	7,585,885
Healthcare Realty Trust, Inc.	194,781	6,486,207
Hersha Hospitality Trust	71,125	1,334,305
HFF, Inc., Class A	58,900	2,162,808
Independence Realty Trust, Inc.	122,058	1,234,006
InfraREIT, Inc.	71,000	1,596,790
Investors Real Estate Trust	187,002	1,163,152
iStar, Inc. *	109,700	1,310,915
Jernigan Capital, Inc.	15,800	335,908
Kennedy-Wilson Holdings, Inc.	143,887	2,892,129
Kite Realty Group Trust	141,539	2,905,796
LaSalle Hotel Properties	189,479	5,597,210
Lexington Realty Trust	360,274	3,667,589
LTC Properties, Inc.	65,551	3,385,054
Mack-Cali Realty Corp.	157,300	4,127,552
Marcus & Millichap, Inc. *	24,979	639,462
Maui Land & Pineapple Co., Inc. *	11,100	192,585
MedEquities Realty Trust, Inc.	49,700	598,885
Monmouth Real Estate Investment Corp.	107,100	1,650,411
Monogram Residential Trust, Inc.	277,124	3,314,403
National Health Investors, Inc.	68,168	5,265,978
National Storage Affiliates Trust	76,021	1,745,442
New Senior Investment Group, Inc.	139,269	1,447,005
NexPoint Residential Trust, Inc.	30,669	769,485
NorthStar Realty Europe Corp.	97,800	1,262,598
One Liberty Properties, Inc.	26,400	648,912
Parkway, Inc.	76,038	1,749,634
Pebblebrook Hotel Trust	114,800	3,865,316
Pennsylvania Real Estate Investment Trust	106,167	1,262,326
Physicians Realty Trust	289,850	5,397,007
Potlatch Corp.	68,503	3,277,869
Preferred Apartment Communities, Inc., Class A	53,297	920,439
PS Business Parks, Inc.	33,238	4,469,181
QTS Realty Trust, Inc., Class A	81,287	4,346,416
Quality Care Properties, Inc. *	157,100	2,642,422
RAIT Financial Trust	154,400	308,800
Ramco-Gershenson Properties Trust	133,821	1,885,538
RE/MAX Holdings, Inc., Class A	31,400	1,825,910
Retail Opportunity Investments Corp.	180,147	3,653,381
Rexford Industrial Realty, Inc.	108,116	3,083,468
RLJ Lodging Trust	207,635	4,393,557
Ryman Hospitality Properties, Inc.	72,985	4,568,131
Sabra Health Care REIT, Inc.	115,396	2,677,187
Saul Centers, Inc.	19,100	1,129,956
Select Income REIT	111,628	2,619,909
Seritage Growth Properties, Class A (a)	42,700	1,997,079
STAG Industrial, Inc.	146,900	4,008,901
Starwood Waypoint Homes	172,300	6,023,608
Stratus Properties, Inc.	9,200	263,580
Summit Hotel Properties, Inc.	170,100	3,049,893
Sunstone Hotel Investors, Inc.	366,654	5,969,127
Tejon Ranch Co. *	19,092	400,550
Terreno Realty Corp.	80,100	2,773,062
The GEO Group, Inc.	204,420	5,999,727
The RMR Group, Inc., Class A	11,919	582,243
The St. Joe Co. *	85,600	1,545,080
Tier REIT, Inc.	87,000	1,607,760
Trinity Place Holdings, Inc. *(a)	32,544	226,181

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
UMH Properties, Inc.	42,900	709,566
Universal Health Realty Income Trust	22,644	1,754,457
Urban Edge Properties	162,387	4,080,785
Urstadt Biddle Properties, Inc., Class A	46,774	979,448
Washington Prime Group, Inc.	306,300	2,762,826
Washington Real Estate Investment Trust	126,382	4,224,950
Whitestone REIT	63,400	827,370
Xenia Hotels & Resorts, Inc.	182,462	3,707,628
		250,023,185

Retailing 3.1%
1-800-Flowers.com, Inc., Class A *	46,800	451,620
Aaron's, Inc.	104,200	4,822,376
Abercrombie & Fitch Co., Class A	119,763	1,178,468
America's Car-Mart, Inc. *	11,500	450,800
American Eagle Outfitters, Inc.	279,615	3,310,642
Asbury Automotive Group, Inc. *	33,485	1,808,190
Ascena Retail Group, Inc. *	314,263	735,375
At Home Group, Inc. *	7,600	172,976
Barnes & Noble Education, Inc. *	60,495	437,379
Barnes & Noble, Inc.	96,110	783,297
Big 5 Sporting Goods Corp.	32,284	347,053
Big Lots, Inc.	75,410	3,745,615
Boot Barn Holdings, Inc. *	21,411	171,502
Build-A-Bear Workshop, Inc. *	25,700	246,720
Caleres, Inc.	67,775	1,848,902
Camping World Holdings, Inc., Class A	18,800	600,848
Carvana Co. *(a)	24,800	484,096
Chico's FAS, Inc.	207,151	1,895,432
Citi Trends, Inc.	24,846	550,339
Conn's, Inc. *(a)	35,300	755,420
Core-Mark Holding Co., Inc.	78,182	2,866,934
Dillard's, Inc., Class A (a)	24,500	1,808,590
DSW, Inc., Class A	115,000	2,074,600
Duluth Holdings, Inc., Class B *(a)	16,700	323,646
Etsy, Inc. *	194,363	2,792,996
Express, Inc. *	115,898	702,342
Five Below, Inc. *	93,600	4,521,816
Francesca's Holdings Corp. *	59,600	579,908
Fred's, Inc., Class A (a)	60,300	408,231
FTD Cos., Inc. *	28,097	552,106
Gaia, Inc. *	19,900	239,795
Genesco, Inc. *	32,744	1,051,082
GNC Holdings, Inc., Class A (a)	105,000	998,550
Group 1 Automotive, Inc.	34,300	2,042,565
Groupon, Inc. *	610,100	2,293,976
Guess?, Inc.	94,900	1,239,394
Haverty Furniture Cos., Inc.	30,300	674,175
Hibbett Sports, Inc. *	39,475	615,810
HSN, Inc.	58,355	2,313,776
J. Jill, Inc. *	17,700	216,648
J.C. Penney Co., Inc. *(a)	511,900	2,769,379
Kirkland's, Inc. *	27,800	259,930
Lands' End, Inc. *	24,200	326,700
Liberty TripAdvisor Holdings, Inc., Class A *	127,111	1,493,554
Lithia Motors, Inc., Class A	38,537	3,978,945
Lumber Liquidators Holdings, Inc. *	48,098	1,188,502
MarineMax, Inc. *	45,300	677,235
Monro Muffler Brake, Inc.	54,646	2,546,504
Nutrisystem, Inc.	50,348	2,806,901
Office Depot, Inc.	844,700	4,958,389
Ollie's Bargain Outlet Holdings, Inc. *	83,400	3,727,980
Overstock.com, Inc. *	24,500	392,000
Party City Holdco, Inc. *	43,516	607,048
PetMed Express, Inc.	34,500	1,640,130
Pier 1 Imports, Inc.	144,900	667,989
Rent-A-Center, Inc. (a)	70,285	929,168
Security	Number of Shares	Value ($)
RH *(a)	56,841	3,702,054
Sears Holdings Corp. *(a)	17,600	153,472
Select Comfort Corp. *	71,112	2,404,297
Shoe Carnival, Inc.	19,750	360,635
Shutterfly, Inc. *	58,547	2,871,145
Sonic Automotive, Inc., Class A	42,074	763,643
Sportsman's Warehouse Holdings, Inc. *(a)	44,500	201,585
Tailored Brands, Inc.	78,169	980,239
The Buckle, Inc. (a)	53,164	909,104
The Cato Corp., Class A	40,904	695,777
The Children's Place, Inc.	29,690	3,136,748
The Container Store Group, Inc. *	39,900	213,465
The Finish Line, Inc., Class A	63,619	875,397
Tile Shop Holdings, Inc.	58,800	858,480
Tilly's, Inc., Class A	20,600	205,588
Vitamin Shoppe, Inc. *	39,400	433,400
West Marine, Inc.	24,500	315,805
Weyco Group, Inc.	9,100	253,708
Winmark Corp.	4,500	598,725
Zumiez, Inc. *	30,100	382,270
		102,399,881

Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc. *	67,837	4,921,574
Alpha & Omega Semiconductor Ltd. *	28,000	495,600
Ambarella, Inc. *	53,300	2,667,665
Amkor Technology, Inc. *	167,518	1,737,162
Axcelis Technologies, Inc. *	47,100	1,045,620
AXT, Inc. *	64,000	560,000
Brooks Automation, Inc.	114,231	2,805,513
Cabot Microelectronics Corp.	41,200	3,054,980
CEVA, Inc. *	36,536	1,689,790
Cirrus Logic, Inc. *	109,600	6,733,824
Cohu, Inc.	46,600	849,052
Cree, Inc. *	162,800	4,218,148
CyberOptics Corp. *	12,100	199,650
Diodes, Inc. *	67,981	1,803,536
DSP Group, Inc. *	31,400	395,640
Entegris, Inc. *	237,000	6,185,700
FormFactor, Inc. *	123,391	1,616,422
GSI Technology, Inc. *	25,700	186,582
Ichor Holdings Ltd. *	22,000	505,560
Impinj, Inc. *(a)	30,100	1,479,114
Inphi Corp. *	72,633	2,789,107
Integrated Device Technology, Inc. *	228,889	5,983,159
IXYS Corp. *	42,600	741,240
Kopin Corp. *	95,000	361,000
Lattice Semiconductor Corp. *	224,000	1,559,040
MACOM Technology Solutions Holdings, Inc. *	67,690	4,098,630
MaxLinear, Inc. *	101,760	2,666,112
MKS Instruments, Inc.	90,489	7,569,405
Monolithic Power Systems, Inc.	66,500	6,804,280
Nanometrics, Inc. *	40,600	1,081,990
NeoPhotonics Corp. *(a)	50,663	408,850
NVE Corp.	8,500	670,480
PDF Solutions, Inc. *	44,800	719,040
Photronics, Inc. *	106,637	1,071,702
Pixelworks, Inc. *	49,900	231,536
Power Integrations, Inc.	48,162	3,402,645
Rambus, Inc. *	193,700	2,496,793
Rudolph Technologies, Inc. *	54,400	1,346,400
Semtech Corp. *	108,329	4,289,828
Sigma Designs, Inc. *	78,958	513,227
Silicon Laboratories, Inc. *	70,550	5,298,305
SunPower Corp. *(a)	101,400	1,129,596
Synaptics, Inc. *	59,800	3,146,078

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ultra Clean Holdings, Inc. *	55,500	1,301,475
Veeco Instruments, Inc. *	80,955	2,493,414
Xcerra Corp. *	84,400	819,524
Xperi Corp.	83,859	2,452,876
		108,596,864

Software & Services 8.5%
2U, Inc. *	72,758	3,765,226
8x8, Inc. *	144,600	1,836,420
A10 Networks, Inc. *	92,019	650,574
ACI Worldwide, Inc. *	192,752	4,466,064
Actua Corp. *	56,400	761,400
Acxiom Corp. *	132,700	3,578,919
Agilysys, Inc. *	24,000	241,440
Alarm.com Holdings, Inc. *	33,600	1,277,808
Alteryx, Inc., Class A *	14,900	299,788
Amber Road, Inc. *	41,000	384,170
American Software, Inc., Class A	45,000	436,500
Angie's List, Inc. *(a)	62,800	752,344
Appfolio, Inc., Class A *	14,600	510,270
Apptio, Inc., Class A *	30,000	532,500
Aspen Technology, Inc. *	127,699	7,262,242
Bankrate, Inc. *	74,600	1,036,940
Barracuda Networks, Inc. *	43,200	970,704
Bazaarvoice, Inc. *	142,400	669,280
Benefitfocus, Inc. *	26,390	943,443
Blackbaud, Inc.	81,469	7,522,847
Blackhawk Network Holdings, Inc. *	90,502	3,950,412
Blackline, Inc. *	20,700	802,539
Blucora, Inc. *	73,100	1,637,440
Bottomline Technologies de, Inc. *	70,700	2,013,536
Box, Inc., Class A *	130,300	2,456,155
Brightcove, Inc. *	49,900	334,330
BroadSoft, Inc. *	52,250	2,301,613
CACI International, Inc., Class A *	41,858	5,236,436
Callidus Software, Inc. *	107,200	2,604,960
Carbonite, Inc. *	41,200	972,320
Cardtronics plc, Class A *	78,300	2,450,790
Care.com, Inc. *	23,800	345,814
Cars.com, Inc. *	118,300	2,874,690
Cass Information Systems, Inc.	17,740	1,170,130
ChannelAdvisor Corp. *	39,100	410,550
Cimpress N.V. *(a)	43,300	3,820,792
Cloudera, Inc. *(a)	22,600	389,850
CommerceHub, Inc., Series A *	20,000	364,800
CommerceHub, Inc., Series C *	59,100	1,062,618
CommVault Systems, Inc. *	64,347	3,831,864
Convergys Corp.	162,300	3,890,331
Cornerstone OnDemand, Inc. *	89,300	3,599,683
Coupa Software, Inc. *	49,700	1,527,281
CSG Systems International, Inc.	56,400	2,332,140
DHI Group, Inc. *	76,400	168,080
Digimarc Corp. *(a)	17,200	539,220
Ebix, Inc.	42,400	2,448,600
Ellie Mae, Inc. *	56,400	4,919,208
Endurance International Group Holdings, Inc. *	96,802	895,419
EnerNOC, Inc. *	53,700	410,805
Envestnet, Inc. *	72,854	2,844,949
EPAM Systems, Inc. *	81,683	7,019,020
Everbridge, Inc. *	28,200	666,930
Everi Holdings, Inc. *	106,600	795,236
EVERTEC, Inc.	103,000	1,838,550
Exa Corp. *	21,600	305,208
ExlService Holdings, Inc. *	53,992	3,107,240
Fair Isaac Corp.	51,391	7,325,787
Five9, Inc. *	86,800	1,914,808
Forrester Research, Inc.	16,017	653,494
Security	Number of Shares	Value ($)
Gigamon, Inc. *	60,300	2,396,925
Global Sources Ltd. *	12,000	235,200
Glu Mobile, Inc. *	170,358	465,077
Gogo, Inc. *(a)	89,100	1,085,238
GrubHub, Inc. *	142,576	6,577,031
GTT Communications, Inc. *	53,043	1,620,464
Guidance Software, Inc. *	31,700	224,119
Hortonworks, Inc. *	82,800	1,109,520
HubSpot, Inc. *	55,989	4,050,804
Imperva, Inc. *	55,442	2,497,662
Information Services Group, Inc. *	48,500	195,455
Instructure, Inc. *	35,200	1,138,720
Internap Corp. *	135,100	513,380
j2 Global, Inc.	79,428	6,721,992
Leaf Group Ltd. *	24,000	181,200
Limelight Networks, Inc. *	147,000	502,740
Liquidity Services, Inc. *	37,500	255,000
LivePerson, Inc. *	97,300	1,318,415
ManTech International Corp., Class A	44,700	1,775,484
MAXIMUS, Inc.	107,617	6,495,762
MicroStrategy, Inc., Class A *	16,462	2,214,304
MINDBODY, Inc., Class A *	61,200	1,588,140
Mitek Systems, Inc. *	46,200	438,900
MobileIron, Inc. *	92,736	419,630
Model N, Inc. *	45,800	604,560
MoneyGram International, Inc. *	53,700	876,384
Monotype Imaging Holdings, Inc.	72,200	1,360,970
MuleSoft, Inc., Class A *	25,200	547,848
NCI, Inc., Class A *	10,000	199,500
NeuStar, Inc., Class A *	93,979	3,138,899
New Relic, Inc. *	48,700	2,286,952
NIC, Inc.	104,400	1,696,500
Nutanix, Inc., Class A *(a)	58,400	1,240,708
Okta, Inc. *	18,300	401,685
Ominto, Inc. *(a)	24,500	137,690
Park City Group, Inc. *(a)	25,000	337,500
Paycom Software, Inc. *	81,807	5,733,853
Paylocity Holding Corp. *	43,145	1,961,803
Pegasystems, Inc.	62,900	3,802,305
Perficient, Inc. *	61,997	1,165,544
Planet Payment, Inc. *	66,200	214,488
Presidio, Inc. *	30,900	421,167
Progress Software Corp.	79,220	2,535,832
Proofpoint, Inc. *	72,000	6,137,280
PROS Holdings, Inc. *	41,600	1,199,328
Q2 Holdings, Inc. *	52,093	2,026,418
QAD, Inc., Class A	20,400	639,540
Qualys, Inc. *	51,826	2,080,814
QuinStreet, Inc. *	60,000	233,400
Quotient Technology, Inc. *	123,732	1,435,291
Rapid7, Inc. *	31,100	472,409
RealPage, Inc. *	98,800	3,828,500
Reis, Inc.	11,900	254,660
RingCentral, Inc., Class A *	103,468	3,600,686
Rocket Fuel, Inc. *(a)	69,700	181,220
Rosetta Stone, Inc. *	31,000	321,160
Science Applications International Corp.	72,384	5,096,557
SecureWorks Corp., Class A *	9,300	101,742
ServiceSource International, Inc. *	105,500	400,900
Shutterstock, Inc. *	30,360	1,279,370
Silver Spring Networks, Inc. *	77,600	877,656
SPS Commerce, Inc. *	28,300	1,635,740
Stamps.com, Inc. *	27,200	4,028,320
StarTek, Inc. *	17,100	210,330
Sykes Enterprises, Inc. *	67,493	2,294,762
Synchronoss Technologies, Inc. *	70,662	1,192,775
Syntel, Inc.	56,917	1,109,312
TechTarget, Inc. *	31,700	304,003
Telenav, Inc. *	61,700	462,750

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
TeleTech Holdings, Inc.	22,500	940,500
The Hackett Group, Inc.	41,600	683,072
The Meet Group, Inc. *	99,000	496,980
The Rubicon Project, Inc. *	92,361	434,097
The Trade Desk, Inc., Class A *	28,900	1,540,659
TiVo Corp.	202,009	3,959,376
Travelport Worldwide Ltd.	205,062	2,932,387
TrueCar, Inc. *	103,659	1,962,265
Tucows, Inc., Class A *(a)	15,000	819,750
Twilio, Inc., Class A *(a)	103,700	3,024,929
Unisys Corp. *	92,750	1,187,200
Upland Software, Inc. *	11,700	288,405
Varonis Systems, Inc. *	31,400	1,169,650
VASCO Data Security International, Inc. *	58,800	793,800
Verint Systems, Inc. *	104,360	4,137,874
VirnetX Holding Corp. *(a)	105,000	362,250
Virtusa Corp. *	51,600	1,710,540
Web.com Group, Inc. *	64,100	1,406,995
WebMD Health Corp. *	64,070	4,244,637
Workiva, Inc. *	44,800	878,080
XO Group, Inc. *	39,800	727,544
Yelp, Inc. *	129,000	4,196,370
Yext, Inc. *(a)	19,500	253,500
Zendesk, Inc. *	161,694	4,740,868
Zix Corp. *	88,900	473,837
		281,588,345

Technology Hardware & Equipment 5.4%
3D Systems Corp. *(a)	184,000	3,091,200
Acacia Communications, Inc. *(a)	30,900	1,352,493
ADTRAN, Inc.	79,800	1,871,310
Aerohive Networks, Inc. *	69,500	327,345
Akoustis Technologies, Inc. *	21,100	146,434
Anixter International, Inc. *	50,924	4,010,265
Applied Optoelectronics, Inc. *(a)	31,700	3,090,433
Avid Technology, Inc. *	43,642	224,756
AVX Corp.	72,454	1,294,753
Badger Meter, Inc.	49,580	2,243,495
Bel Fuse, Inc., Class B	14,100	356,025
Belden, Inc.	70,008	5,036,376
Benchmark Electronics, Inc. *	80,594	2,711,988
CalAmp Corp. *	63,500	1,212,850
Calix, Inc. *	62,600	428,810
Ciena Corp. *	241,574	6,220,530
Clearfield, Inc. *	16,700	192,050
Comtech Telecommunications Corp.	37,500	675,000
Control4 Corp. *	41,700	952,845
Cray, Inc. *	72,800	1,499,680
CTS Corp.	52,200	1,148,400
Daktronics, Inc.	59,300	579,954
Diebold Nixdorf, Inc.	125,633	2,939,812
Digi International, Inc. *	44,700	467,115
Eastman Kodak Co. *	25,900	246,050
Electro Scientific Industries, Inc. *	42,900	371,085
Electronics For Imaging, Inc. *	77,588	3,769,225
EMCORE Corp.	50,590	586,844
ePlus, Inc. *	21,000	1,698,900
Extreme Networks, Inc. *	186,900	1,642,851
Fabrinet *	60,600	2,727,606
FARO Technologies, Inc. *	31,200	1,232,400
Finisar Corp. *	184,600	5,024,812
Fitbit, Inc., Class A *(a)	294,000	1,517,040
Harmonic, Inc. *	160,700	658,870
II-VI, Inc. *	100,700	3,836,670
Immersion Corp. *	46,379	396,077
Infinera Corp. *	246,404	2,890,319
Insight Enterprises, Inc. *	58,300	2,362,316
InterDigital, Inc.	57,700	4,203,445
Security	Number of Shares	Value ($)
Intevac, Inc. *	32,700	371,145
Iteris, Inc. *	41,300	259,777
Itron, Inc. *	57,769	4,217,137
KEMET Corp. *	76,700	1,292,395
Kimball Electronics, Inc. *	41,900	814,955
Knowles Corp. *	156,897	2,376,990
KVH Industries, Inc. *	30,800	335,720
Littelfuse, Inc.	38,600	6,954,948
Lumentum Holdings, Inc. *	101,400	6,347,640
Maxwell Technologies, Inc. *	50,000	292,500
Mesa Laboratories, Inc.	4,800	693,744
Methode Electronics, Inc.	59,900	2,381,025
MicroVision, Inc. *(a)	117,700	267,179
MTS Systems Corp.	26,875	1,416,312
Napco Security Systems, Inc. *	21,900	200,385
NETGEAR, Inc. *	52,800	2,529,120
NetScout Systems, Inc. *	149,300	5,150,850
Novanta, Inc. *	55,800	2,059,020
Oclaro, Inc. *	275,700	2,696,346
OSI Systems, Inc. *	30,200	2,415,094
Park Electrochemical Corp.	32,946	619,055
PC Connection, Inc.	17,700	456,660
PCM, Inc. *	17,200	212,850
Plantronics, Inc.	57,130	2,581,133
Plexus Corp. *	56,462	3,026,928
Pure Storage, Inc., Class A *	155,000	1,870,850
Quantenna Communications, Inc. *	35,600	719,476
Quantum Corp. *	47,200	382,320
Radisys Corp. *	56,700	138,348
Rogers Corp. *	30,567	3,605,989
Sanmina Corp. *	123,700	4,434,645
ScanSource, Inc. *	45,205	1,790,118
ShoreTel, Inc. *	105,257	784,165
Sonus Networks, Inc. *	70,411	480,907
Stratasys Ltd. *	84,706	2,032,097
Super Micro Computer, Inc. *	67,326	1,807,703
SYNNEX Corp.	50,100	5,957,892
Systemax, Inc.	19,600	355,152
Tech Data Corp. *	59,067	6,048,461
TTM Technologies, Inc. *	154,092	2,678,119
Ubiquiti Networks, Inc. *(a)	37,972	2,069,474
USA Technologies, Inc. *	56,300	312,465
VeriFone Systems, Inc. *	186,000	3,628,860
ViaSat, Inc. *	91,519	6,048,491
Viavi Solutions, Inc. *	387,100	4,246,487
Vishay Intertechnology, Inc.	221,928	3,961,415
Vishay Precision Group, Inc. *	16,500	288,750
		178,849,521

Telecommunication Services 0.8%
ATN International, Inc.	18,000	1,044,000
Boingo Wireless, Inc. *	63,100	935,773
Cincinnati Bell, Inc. *	68,129	1,270,606
Cogent Communications Holdings, Inc.	70,100	2,926,675
Consolidated Communications Holdings, Inc.	111,692	2,010,456
Frontier Communications Corp. (a)	131,220	2,008,979
General Communication, Inc., Class A *	46,100	1,967,087
Globalstar, Inc. *(a)	768,189	1,421,150
Hawaiian Telcom Holdco, Inc. *	9,713	284,008
IDT Corp., Class B	25,400	376,174
Iridium Communications, Inc. *	148,700	1,479,565
Lumos Networks Corp. *	34,700	621,477
Ooma, Inc. *	28,700	238,210
ORBCOMM, Inc. *	104,100	1,208,601
pdvWireless, Inc. *(a)	15,305	378,033
Shenandoah Telecommunications Co.	77,900	2,395,425
Spok Holdings, Inc.	39,700	651,080

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Straight Path Communications, Inc., Class B *	14,315	2,568,111
Vonage Holdings Corp. *	341,300	2,255,993
Windstream Holdings, Inc. (a)	324,482	1,229,787
		27,271,190

Transportation 1.5%
Air Transport Services Group, Inc. *	89,500	2,180,220
Allegiant Travel Co.	22,581	2,918,594
ArcBest Corp.	40,572	1,127,902
Atlas Air Worldwide Holdings, Inc. *	38,400	2,280,960
Avis Budget Group, Inc. *	124,800	3,841,344
Costamare, Inc.	68,900	443,027
Covenant Transport Group, Inc., Class A *	21,294	399,262
Daseke, Inc. *	32,400	394,956
Eagle Bulk Shipping, Inc. *	64,500	279,285
Echo Global Logistics, Inc. *	45,275	618,004
Forward Air Corp.	52,282	2,709,776
Genco Shipping & Trading Ltd. *	20,400	207,672
Hawaiian Holdings, Inc. *	90,900	3,763,260
Heartland Express, Inc.	75,400	1,593,202
Hertz Global Holdings, Inc. *(a)	91,500	1,250,805
Hub Group, Inc., Class A *	52,798	1,797,772
Knight Transportation, Inc.	120,600	4,299,390
Marten Transport Ltd.	71,608	1,142,147
Matson, Inc.	68,131	1,921,294
Navios Maritime Holdings, Inc. *	168,800	207,624
Radiant Logistics, Inc. *	67,754	293,375
Roadrunner Transportation Systems, Inc. *	57,700	402,746
Safe Bulkers, Inc. *	82,600	213,108
Saia, Inc. *	41,000	2,228,350
Schneider National, Inc., Class B	61,600	1,331,792
Scorpio Bulkers, Inc. *	105,875	762,300
SkyWest, Inc.	85,712	3,128,488
Swift Transportation Co. *	119,900	3,057,450
Universal Logistics Holdings, Inc.	11,747	170,919
Werner Enterprises, Inc.	80,249	2,379,383
YRC Worldwide, Inc. *	59,200	786,768
		48,131,175

Utilities 3.7%
ALLETE, Inc.	86,999	6,374,417
American States Water Co.	62,600	3,095,570
AquaVenture Holdings Ltd. *	24,200	386,958
Artesian Resources Corp., Class A	15,700	610,573
Atlantic Power Corp. *	241,300	554,990
Avista Corp.	106,330	5,594,021
Black Hills Corp.	90,498	6,304,091
Cadiz, Inc. *	35,700	464,100
California Water Service Group	80,874	3,145,999
Chesapeake Utilities Corp.	28,100	2,170,725
Connecticut Water Service, Inc.	18,400	1,048,432
Consolidated Water Co., Ltd.	20,376	262,850
Delta Natural Gas Co., Inc.	12,200	371,246
Dynegy, Inc. *	182,700	1,640,646
El Paso Electric Co.	66,503	3,451,506
Genie Energy Ltd., Class B	17,611	116,761
Global Water Resources, Inc.	15,000	141,600
IDACORP, Inc.	85,743	7,404,765
MGE Energy, Inc.	58,940	3,922,457
Middlesex Water Co.	26,185	1,027,499
New Jersey Resources Corp.	141,100	5,947,365
Northwest Natural Gas Co.	45,995	2,902,284
NorthWestern Corp.	82,369	4,760,104
NRG Yield, Inc., Class A	59,933	1,092,579
NRG Yield, Inc., Class C	107,624	2,001,806
ONE Gas, Inc.	88,200	6,419,196
Security	Number of Shares	Value ($)
Ormat Technologies, Inc.	64,973	3,852,899
Otter Tail Corp.	66,253	2,679,934
Pattern Energy Group, Inc.	118,000	2,961,800
PNM Resources, Inc.	135,500	5,399,675
Portland General Electric Co.	149,008	6,659,168
Pure Cycle Corp. *	30,700	227,180
RGC Resources, Inc.	12,000	322,200
SJW Group.	27,500	1,453,925
South Jersey Industries, Inc.	132,020	4,484,719
Southwest Gas Holdings, Inc.	80,196	6,423,700
Spark Energy, Inc., Class A (a)	15,800	328,640
Spire, Inc.	79,671	5,784,115
TerraForm Global, Inc., Class A *	144,200	735,420
TerraForm Power, Inc., Class A *	135,100	1,810,340
The York Water Co.	19,200	668,160
Unitil Corp.	26,100	1,324,575
WGL Holdings, Inc.	87,533	7,503,329
		123,832,319
Total Common Stock
(Cost $2,319,199,537)		3,288,862,137

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(d)	174,886	297,306

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(d)	224,713	249,432
Omthera Pharmaceutical CVR *(d)	8,400	—
Tobira Therapeutics, Inc. *(d)	14,029	85,156
		334,588
Total Rights
(Cost $250,273)		631,894

Other Investment Company 3.2% of net assets

Securities Lending Collateral 3.2%
Wells Fargo Government Money Market Fund, Select Class 0.89% (b)	103,737,295	103,737,295
Total Other Investment Company
(Cost $103,737,295)		103,737,295
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
Barclays Capital, Inc.
0.59%, 08/01/17 (c)	17,395,724	17,395,724
Total Short-Term Investment
(Cost $17,395,724)		17,395,724

End of Investments.

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

At 07/31/17, the tax basis cost of the fund's investments was $2,451,397,651 and the unrealized appreciation and depreciation were $1,133,712,921 and ($174,483,522), respectively, with a net unrealized appreciation of $959,229,399.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $99,698,400.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at July 31, 2017:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 09/15/17	273	19,443,060	(148,208)

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$3,048,843,630	$—	$—	$3,048,843,630
Diversified Financials	95,101,291	—	420,000	95,521,291
Materials	144,497,216	—	— *	144,497,216
Rights [1]	—	—	631,894 *	631,894
Other Investment Company[1]	103,737,295	—	—	103,737,295
Short-Term Investment[1]	—	17,395,724	—	17,395,724
Total	$3,392,179,432	$17,395,724	$1,051,894	$3,410,627,050
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($148,208)	$—	$—	($148,208)
*	Level 3 amount shown includes securities determined to have no value at July 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.

Schwab Capital Trust
Schwab Total Stock Market Index Fund®

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	3,645,357,961	6,195,974,132
0.0%	Rights	34,633	65,690
0.4%	Other Investment Company	25,368,243	25,368,243
0.3%	Short-Term Investment	20,178,165	20,178,165
100.0%	Total Investments	3,690,939,002	6,241,586,230
0.0%	Other Assets and Liabilities, Net		1,719,377
100.0%	Net Assets		6,243,305,607

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Automobiles & Components 1.0%
Adient plc	24,062	1,575,339
American Axle & Manufacturing Holdings, Inc. *	13,400	197,516
Autoliv, Inc. (b)	21,000	2,276,190
BorgWarner, Inc.	52,100	2,435,154
Cooper Tire & Rubber Co.	15,600	570,180
Cooper-Standard Holding, Inc. *	5,400	552,204
Dana, Inc.	35,200	834,944
Delphi Automotive plc	63,485	5,740,314
Dorman Products, Inc. *	8,900	694,912
Ford Motor Co.	941,440	10,562,957
Fox Factory Holding Corp. *	9,000	346,050
General Motors Co.	331,985	11,944,820
Gentex Corp.	74,400	1,266,288
Gentherm, Inc. *	13,007	435,084
Harley-Davidson, Inc.	42,093	2,048,666
Horizon Global Corp. *	3,717	51,815
LCI Industries	5,400	576,450
Lear Corp.	16,400	2,430,316
Modine Manufacturing Co. *	12,100	196,625
Motorcar Parts of America, Inc. *	13,800	385,986
Standard Motor Products, Inc.	7,500	377,850
Stoneridge, Inc. *	13,100	199,906
Strattec Security Corp.	1,500	53,250
Tenneco, Inc.	10,080	557,424
Tesla, Inc. *	29,919	9,677,899
The Goodyear Tire & Rubber Co.	53,637	1,690,102
Thor Industries, Inc.	10,000	1,053,500
Tower International, Inc.	5,564	137,431
Visteon Corp. *	8,000	892,320
VOXX International Corp. *	9,100	60,970
Winnebago Industries, Inc.	7,400	272,320
		60,094,782

Banks 6.7%
1st Source Corp.	6,080	298,528
Ameris Bancorp	12,948	593,018
Arrow Financial Corp.	5,886	191,884
Associated Banc-Corp.	32,290	773,345
Astoria Financial Corp.	19,300	389,474
Security	Number of Shares	Value ($)
Banc of California, Inc.	15,000	308,250
BancFirst Corp.	2,300	245,525
BancorpSouth, Inc.	26,212	787,671
Bank Mutual Corp.	18,268	181,767
Bank of America Corp.	2,396,201	57,796,368
Bank of Hawaii Corp.	10,000	836,700
Bank of the Ozarks, Inc.	22,800	983,820
BankUnited, Inc.	26,896	925,760
Banner Corp.	5,571	321,837
BB&T Corp.	194,107	9,185,143
Beneficial Bancorp, Inc.	29,899	466,424
Berkshire Hills Bancorp, Inc.	8,000	297,200
BofI Holding, Inc. *(b)	20,000	557,400
BOK Financial Corp.	3,740	318,162
Boston Private Financial Holdings, Inc.	20,729	318,190
Bridge Bancorp, Inc.	8,000	260,000
Brookline Bancorp, Inc.	33,705	500,519
Bryn Mawr Bank Corp.	3,400	144,330
Camden National Corp.	3,750	157,500
Capital Bank Financial Corp., Class A	10,300	391,400
Capital City Bank Group, Inc.	6,875	146,850
Capitol Federal Financial, Inc.	37,463	534,222
Cathay General Bancorp	16,006	599,425
CenterState Banks, Inc.	17,590	439,574
Central Pacific Financial Corp.	10,269	317,620
Century Bancorp, Inc., Class A	800	53,360
Chemical Financial Corp.	15,770	759,956
CIT Group, Inc.	40,500	1,929,825
Citigroup, Inc.	662,589	45,354,217
Citizens Financial Group, Inc.	116,300	4,079,804
City Holding Co.	4,800	315,024
CoBiz Financial, Inc.	20,000	352,000
Columbia Banking System, Inc.	17,451	695,248
Comerica, Inc.	43,459	3,142,520
Commerce Bancshares, Inc.	20,482	1,188,775
Community Bank System, Inc.	18,260	1,002,474
Community Trust Bancorp, Inc.	10,335	446,472
ConnectOne Bancorp, Inc.	11,100	249,750
Cullen/Frost Bankers, Inc.	15,600	1,416,168
Customers Bancorp, Inc. *	13,200	394,020
CVB Financial Corp.	32,611	702,441
Dime Community Bancshares, Inc.	6,875	143,000
Eagle Bancorp, Inc. *	11,760	734,412
East West Bancorp, Inc.	34,500	1,965,810
Enterprise Financial Services Corp.	7,400	292,670
Essent Group Ltd. *	14,900	572,458
F.N.B. Corp.	90,033	1,233,452
FCB Financial Holdings, Inc., Class A *	14,600	688,390
Federal Agricultural Mortgage Corp., Class C	5,100	349,656
Fifth Third Bancorp	178,314	4,760,984
First BanCorp *	56,579	331,553
First Bancorp (North Carolina)	10,000	313,000
First Busey Corp.	16,033	468,805
First Citizens BancShares, Inc., Class A	1,900	699,238
First Commonwealth Financial Corp.	24,904	324,499
First Financial Bancorp	23,039	589,798

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Financial Bankshares, Inc.	18,200	787,150
First Financial Corp.	2,600	119,730
First Hawaiian, Inc.	11,000	324,500
First Horizon National Corp.	66,116	1,152,402
First Interstate BancSystem, Inc., Class A	8,900	325,295
First Merchants Corp.	9,041	365,618
First Midwest Bancorp, Inc.	15,825	351,473
First Republic Bank	36,924	3,704,585
First United Corp. *	2,475	37,373
Flagstar Bancorp, Inc. *	8,060	262,434
Flushing Financial Corp.	6,800	194,004
Fulton Financial Corp.	37,785	689,576
Glacier Bancorp, Inc.	16,797	586,551
Great Southern Bancorp, Inc.	3,400	176,630
Great Western Bancorp, Inc.	13,000	507,130
Hancock Holding Co.	23,944	1,101,424
Hanmi Financial Corp.	14,700	421,155
HarborOne Bancorp, Inc. *	15,000	290,700
Heartland Financial USA, Inc.	8,700	409,770
Heritage Financial Corp.	6,135	166,872
Hilltop Holdings, Inc.	14,975	374,824
Home BancShares, Inc.	34,000	843,200
HomeStreet, Inc. *	14,000	367,500
Hope Bancorp, Inc.	26,063	459,491
Huntington Bancshares, Inc.	265,936	3,523,652
IBERIABANK Corp.	12,858	1,039,569
Impac Mortgage Holdings, Inc. *	15,600	229,476
Independent Bank Corp., Massachusetts	5,700	406,695
Independent Bank Corp., Michigan	16,731	354,697
Independent Bank Group, Inc.	5,000	301,750
International Bancshares Corp.	13,484	477,334
Investors Bancorp, Inc.	78,997	1,049,080
JPMorgan Chase & Co.	854,063	78,402,983
Kearny Financial Corp.	29,323	428,116
KeyCorp	274,146	4,945,594
Lakeland Bancorp, Inc.	15,000	290,250
Lakeland Financial Corp.	5,550	255,300
LegacyTexas Financial Group, Inc.	8,700	336,864
LendingTree, Inc. *	2,444	539,146
M&T Bank Corp.	37,166	6,063,633
MainSource Financial Group, Inc.	5,535	193,393
MB Financial, Inc.	20,757	848,961
Meridian Bancorp, Inc.	10,660	188,149
Meta Financial Group, Inc.	1,939	138,251
MGIC Investment Corp. *	102,800	1,199,676
MutualFirst Financial, Inc.	2,000	69,800
National Bank Holdings Corp., Class A	12,800	436,864
Nationstar Mortgage Holdings, Inc. *	10,200	181,866
NBT Bancorp, Inc.	11,500	415,610
New York Community Bancorp, Inc.	114,285	1,500,562
Northfield Bancorp, Inc.	15,765	264,694
Northrim BanCorp, Inc.	4,281	124,791
Northwest Bancshares, Inc.	19,350	311,535
OceanFirst Financial Corp.	7,150	193,622
Ocwen Financial Corp. *	18,620	53,439
OFG Bancorp	8,163	82,038
Old National Bancorp	29,600	482,480
Oritani Financial Corp.	6,000	99,600
Pacific Premier Bancorp, Inc. *	14,000	502,600
PacWest Bancorp	31,433	1,509,413
Park National Corp.	4,845	478,541
People's United Financial, Inc.	89,322	1,557,776
Peoples Bancorp, Inc.	13,100	427,060
Peoples Financial Corp. *	3,000	40,200
PHH Corp. *	22,086	304,345
Pinnacle Financial Partners, Inc.	20,230	1,292,697
Popular, Inc.	25,720	1,083,841
Premier Financial Bancorp, Inc.	2,909	55,271
Prosperity Bancshares, Inc.	17,300	1,108,930
Security	Number of Shares	Value ($)
Provident Financial Holdings, Inc.	4,350	82,650
Provident Financial Services, Inc.	14,017	371,731
Radian Group, Inc.	51,000	888,420
Regions Financial Corp.	273,873	3,998,546
Renasant Corp.	8,910	377,695
Republic Bancorp, Inc., Class A	6,521	234,104
S&T Bancorp, Inc.	12,400	469,712
Sandy Spring Bancorp, Inc.	5,900	236,236
Seacoast Banking Corp. of Florida *	17,436	407,479
ServisFirst Bancshares, Inc.	17,000	617,780
Shore Bancshares, Inc.	1,250	21,113
Signature Bank *	14,200	1,967,836
Simmons First National Corp., Class A	11,900	649,145
South State Corp.	5,584	467,660
Southside Bancshares, Inc.	5,357	186,049
Southwest Bancorp, Inc.	7,800	203,580
State Bank Financial Corp.	6,200	170,190
Sterling Bancorp	28,685	662,623
Stock Yards Bancorp, Inc.	5,505	197,354
Stonegate Bank	8,900	414,295
Sun Bancorp, Inc.	3,863	94,064
SunTrust Banks, Inc.	111,657	6,396,830
SVB Financial Group *	11,800	2,105,592
Synovus Financial Corp.	28,042	1,219,266
TCF Financial Corp.	50,900	802,184
Texas Capital Bancshares, Inc. *	10,689	837,483
TFS Financial Corp.	21,200	338,776
The First of Long Island Corp.	9,000	251,550
The PNC Financial Services Group, Inc.	117,542	15,139,410
Timberland Bancorp, Inc.	2,000	53,920
Tompkins Financial Corp.	4,024	316,729
Towne Bank	21,600	676,080
TriCo Bancshares	5,682	209,666
TriState Capital Holdings, Inc. *	17,300	397,900
TrustCo Bank Corp.	20,657	171,453
Trustmark Corp.	24,262	775,414
U.S. Bancorp	386,137	20,380,311
UMB Financial Corp.	11,374	792,313
Umpqua Holdings Corp.	51,951	963,172
Union Bankshares Corp.	12,893	398,265
United Bankshares, Inc.	28,527	984,181
United Community Banks, Inc.	22,878	635,093
United Financial Bancorp, Inc.	14,699	265,905
Univest Corp. of Pennsylvania	5,795	176,747
Valley National Bancorp	77,242	917,635
Walker & Dunlop, Inc. *	9,700	487,425
Washington Federal, Inc.	23,242	777,445
Washington Trust Bancorp, Inc.	3,600	196,020
Webster Financial Corp.	21,963	1,140,539
Wells Fargo & Co.	1,090,513	58,822,271
WesBanco, Inc.	14,156	541,184
Westamerica Bancorp	5,200	284,544
Western Alliance Bancorp *	26,200	1,319,956
Wintrust Financial Corp.	13,200	994,092
WSFS Financial Corp.	6,000	270,900
Zions Bancorp	49,625	2,249,005
		417,634,734

Capital Goods 7.6%
3M Co.	143,057	28,778,777
A.O. Smith Corp.	35,000	1,874,250
AAON, Inc.	10,279	347,430
AAR Corp.	8,400	314,160
Actuant Corp., Class A	10,280	248,776
Acuity Brands, Inc.	10,100	2,046,765
Advanced Drainage Systems, Inc.	7,807	160,434
AECOM *	43,025	1,372,497
Aegion Corp. *	17,800	426,132

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Aerojet Rocketdyne Holdings, Inc. *	26,000	609,700
Aerovironment, Inc. *	4,200	158,718
AGCO Corp.	15,462	1,115,429
Air Lease Corp.	17,400	688,692
Aircastle Ltd.	14,100	331,914
Alamo Group, Inc.	2,500	232,525
Albany International Corp., Class A	6,718	359,413
Allegion plc	25,133	2,041,805
Allison Transmission Holdings, Inc.	38,555	1,457,379
Altra Industrial Motion Corp.	4,300	191,565
American Railcar Industries, Inc.	4,500	165,465
American Woodmark Corp. *	4,000	392,600
AMETEK, Inc.	55,959	3,445,955
Apogee Enterprises, Inc.	6,600	343,794
Applied Industrial Technologies, Inc.	6,525	368,662
Arconic, Inc.	108,099	2,679,774
Argan, Inc.	2,852	183,811
Armstrong Flooring, Inc. *	4,247	73,728
Armstrong World Industries, Inc. *	14,595	708,587
Astec Industries, Inc.	5,700	286,539
Astronics Corp. *	2,932	85,761
Axon Enterprise, Inc. *	11,800	290,162
AZZ, Inc.	10,000	507,000
Babcock & Wilcox Enterprises, Inc. *	8,700	91,350
Barnes Group, Inc.	11,200	674,016
Beacon Roofing Supply, Inc. *	16,100	739,473
BMC Stock Holdings, Inc. *	23,915	526,130
Briggs & Stratton Corp.	11,400	266,988
Builders FirstSource, Inc. *	17,100	267,957
BWX Technologies, Inc.	24,900	1,311,732
CAI International, Inc. *	4,600	120,658
Carlisle Cos., Inc.	15,000	1,463,850
Caterpillar, Inc.	142,269	16,211,553
Chart Industries, Inc. *	4,400	149,600
Chicago Bridge & Iron Co., N.V. (b)	18,000	337,320
CIRCOR International, Inc.	3,750	187,725
Colfax Corp. *	26,100	1,077,408
Columbus McKinnon Corp.	4,300	110,940
Comfort Systems USA, Inc.	7,700	256,410
Continental Building Products, Inc. *	8,721	191,862
Crane Co.	13,000	981,500
Cubic Corp.	4,500	214,425
Cummins, Inc.	38,500	6,464,150
Curtiss-Wright Corp.	12,500	1,205,250
Deere & Co.	70,154	8,999,355
DigitalGlobe, Inc. *	12,322	430,038
DMC Global, Inc.	6,800	94,520
Donaldson Co., Inc.	36,200	1,719,138
Douglas Dynamics, Inc.	4,907	156,043
Dover Corp.	38,161	3,205,524
Ducommun, Inc. *	3,200	92,672
DXP Enterprises, Inc. *	1,700	48,603
Dycom Industries, Inc. *	8,600	779,160
Eaton Corp. plc	107,577	8,417,900
EMCOR Group, Inc.	12,700	857,250
Emerson Electric Co.	158,770	9,464,280
Encore Wire Corp.	4,600	205,160
EnerSys	11,700	845,559
Engility Holdings, Inc. *	4,116	120,064
EnPro Industries, Inc.	4,900	377,398
ESCO Technologies, Inc.	3,900	240,630
Esterline Technologies Corp. *	9,000	868,500
Fastenal Co.	73,932	3,176,119
Federal Signal Corp.	12,800	236,800
Flowserve Corp.	27,700	1,139,301
Fluor Corp.	35,719	1,551,276
Fortive Corp.	70,687	4,576,276
Fortune Brands Home & Security, Inc.	35,900	2,357,553
Franklin Electric Co., Inc.	9,700	391,880
Security	Number of Shares	Value ($)
GATX Corp.	8,900	550,287
Generac Holdings, Inc. *	12,500	449,625
General Cable Corp.	6,700	129,310
General Dynamics Corp.	69,200	13,586,036
General Electric Co.	2,089,800	53,519,778
Gibraltar Industries, Inc. *	6,300	188,055
Global Brass & Copper Holdings, Inc.	8,800	282,040
Graco, Inc.	10,812	1,254,624
Granite Construction, Inc.	8,150	399,513
Great Lakes Dredge & Dock Corp. *	11,600	45,820
Griffon Corp.	15,100	309,550
H&E Equipment Services, Inc.	6,800	153,476
Hardinge, Inc.	4,800	58,080
Harsco Corp. *	36,200	559,290
HD Supply Holdings, Inc. *	51,900	1,686,231
HEICO Corp.	6,468	519,833
HEICO Corp., Class A	13,250	941,412
Herc Holdings, Inc. *	5,820	264,112
Hexcel Corp.	21,200	1,084,804
Hillenbrand, Inc.	17,800	640,800
Honeywell International, Inc.	182,480	24,839,178
Hubbell, Inc.	11,300	1,342,327
Huntington Ingalls Industries, Inc.	10,672	2,199,606
Hyster-Yale Materials Handling, Inc.	2,300	162,978
IDEX Corp.	19,025	2,217,173
IES Holdings, Inc. *	5,105	86,785
Illinois Tool Works, Inc.	74,500	10,482,895
Ingersoll-Rand plc	61,300	5,387,044
ITT, Inc.	19,300	791,300
Jacobs Engineering Group, Inc.	26,500	1,397,080
JELD-WEN Holding, Inc. *	10,000	326,500
John Bean Technologies Corp.	8,183	756,109
Johnson Controls International plc	229,321	8,932,053
Kadant, Inc.	3,001	234,228
Kaman Corp.	5,700	291,384
KBR, Inc.	43,900	654,988
Kennametal, Inc.	25,000	922,500
KLX, Inc. *	15,600	809,952
Kratos Defense & Security Solutions, Inc. *	49,080	540,125
L.B. Foster Co., Class A	1,400	24,640
L3 Technologies, Inc.	17,900	3,131,963
Lawson Products, Inc. *	5,500	126,775
Layne Christensen Co. *	4,500	47,655
Lennox International, Inc.	8,449	1,444,779
Lincoln Electric Holdings, Inc.	13,600	1,186,736
Lindsay Corp.	3,100	284,177
Lockheed Martin Corp.	60,335	17,625,664
Lydall, Inc. *	5,500	272,250
Masco Corp.	77,500	2,955,075
Masonite International Corp. *	8,700	675,555
MasTec, Inc. *	15,750	727,650
Mercury Systems, Inc. *	15,800	693,778
Meritor, Inc. *	22,600	390,528
Micronet Enertec Technologies, Inc. *	26,009	23,148
Moog, Inc., Class A *	7,587	563,866
MRC Global, Inc. *	30,500	498,370
MSC Industrial Direct Co., Inc., Class A	12,000	854,520
Mueller Industries, Inc.	11,800	371,700
Mueller Water Products, Inc., Class A	55,039	638,452
MYR Group, Inc. *	8,500	270,385
National Presto Industries, Inc.	2,900	327,990
Navistar International Corp. *	11,600	356,932
NCI Building Systems, Inc. *	14,480	260,640
NN, Inc.	16,700	462,590
Nordson Corp.	11,599	1,473,073
Northrop Grumman Corp.	41,259	10,856,481
NOW, Inc. *	35,105	559,223
Ocean Power Technologies, Inc. *(b)	121,730	158,249
Omega Flex, Inc.	700	42,028

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Orbital ATK, Inc.	14,394	1,470,779
Oshkosh Corp.	18,900	1,301,454
Owens Corning	26,800	1,796,940
PACCAR, Inc.	84,022	5,751,306
Park-Ohio Holdings Corp.	3,600	143,100
Parker-Hannifin Corp.	33,300	5,527,134
Patrick Industries, Inc. *	3,177	241,770
Pentair plc	42,885	2,704,757
PGT Innovations, Inc. *	10,000	130,000
Powell Industries, Inc.	2,800	89,180
Preformed Line Products Co.	1,000	48,720
Primoris Services Corp.	6,900	171,948
Proto Labs, Inc. *	4,800	354,720
Quanex Building Products Corp.	6,125	131,687
Quanta Services, Inc. *	38,271	1,290,881
Raven Industries, Inc.	5,600	192,640
Raytheon Co.	70,177	12,054,303
RBC Bearings, Inc. *	6,000	620,040
Regal Beloit Corp.	13,600	1,133,560
Rexnord Corp. *	29,900	692,484
Rockwell Automation, Inc.	32,431	5,352,088
Rockwell Collins, Inc.	37,301	3,973,676
Roper Technologies, Inc.	23,759	5,523,017
Rush Enterprises, Inc., Class A *	8,200	353,666
Sensata Technologies Holding N.V. *	34,800	1,570,176
Simpson Manufacturing Co., Inc.	16,200	717,498
SiteOne Landscape Supply, Inc. *	12,000	630,000
Snap-on, Inc.	12,280	1,893,576
Spirit AeroSystems Holdings, Inc., Class A	31,100	1,879,373
SPX Corp. *	7,110	195,667
SPX FLOW, Inc. *	7,110	252,121
Standex International Corp.	3,000	287,850
Stanley Black & Decker, Inc.	38,013	5,348,049
Sun Hydraulics Corp.	5,600	231,616
Teledyne Technologies, Inc. *	9,057	1,234,831
Tennant Co.	4,200	317,310
Terex Corp.	27,000	1,062,990
Textainer Group Holdings Ltd. *	9,500	153,900
Textron, Inc.	68,300	3,355,579
The Boeing Co.	135,736	32,910,551
The Gorman-Rupp Co.	5,141	155,361
The Greenbrier Cos., Inc.	5,800	261,000
The KeyW Holding Corp. *	8,400	74,172
The Manitowoc Co., Inc. *	23,200	132,472
The Middleby Corp. *	14,000	1,829,520
The Timken Co.	19,300	878,150
The Toro Co.	25,900	1,841,231
Thermon Group Holdings, Inc. *	9,500	169,765
Titan International, Inc.	30,625	390,469
Titan Machinery, Inc. *	3,600	64,260
TransDigm Group, Inc.	11,800	3,329,252
Trex Co., Inc. *	9,700	729,537
TriMas Corp. *	9,293	226,285
Trinity Industries, Inc.	38,000	1,041,580
Triton International Ltd.	6,000	216,360
Triumph Group, Inc.	17,600	450,560
Tutor Perini Corp. *	7,100	188,860
Twin Disc, Inc. *	17,900	302,868
United Rentals, Inc. *	18,900	2,248,344
United Technologies Corp.	182,098	21,591,360
Univar, Inc. *	26,100	810,144
Universal Forest Products, Inc.	4,600	385,710
USG Corp. *	28,300	765,232
Valmont Industries, Inc.	6,100	931,470
Vectrus, Inc. *	1,938	65,911
Veritiv Corp. *	1,466	54,462
Vicor Corp. *	9,900	175,725
W.W. Grainger, Inc.	12,100	2,017,554
Wabash National Corp.	11,200	213,696
Security	Number of Shares	Value ($)
WABCO Holdings, Inc. *	12,733	1,751,679
Wabtec Corp.	19,456	1,466,204
Watsco, Inc.	6,800	1,025,236
Watts Water Technologies, Inc., Class A	7,800	502,320
Welbilt, Inc. *	43,100	840,019
Wesco Aircraft Holdings, Inc. *	13,500	146,475
WESCO International, Inc. *	12,200	625,250
Woodward, Inc.	14,800	1,035,112
Xylem, Inc.	41,800	2,371,314
		476,187,104

Commercial & Professional Services 0.9%
ABM Industries, Inc.	13,900	620,218
ACCO Brands Corp. *	42,001	489,312
ARC Document Solutions, Inc. *	3,000	10,380
Brady Corp., Class A	15,400	511,280
Casella Waste Systems, Inc., Class A *	13,300	223,174
CDI Corp. *	5,500	45,375
Cintas Corp.	19,650	2,649,802
Clean Harbors, Inc. *	10,900	619,120
Cogint, Inc. *(b)	79,100	348,040
CompX International, Inc.	2,000	29,000
Copart, Inc. *	54,436	1,714,190
Covanta Holding Corp.	26,400	398,640
CRA International, Inc.	4,200	163,002
Deluxe Corp.	12,100	873,620
Ennis, Inc.	6,500	125,125
Equifax, Inc.	31,116	4,525,511
Essendant, Inc.	5,800	72,384
Exponent, Inc.	6,600	430,320
FTI Consulting, Inc. *	11,500	377,315
GP Strategies Corp. *	1,500	42,975
Healthcare Services Group, Inc.	20,256	1,058,376
Heidrick & Struggles International, Inc.	5,000	90,500
Herman Miller, Inc.	8,700	292,973
HNI Corp.	12,700	479,425
Huron Consulting Group, Inc. *	5,000	177,500
ICF International, Inc. *	6,500	294,125
IHS Markit Ltd. *	78,260	3,650,829
InnerWorkings, Inc. *	7,400	87,246
Insperity, Inc.	6,800	513,400
Interface, Inc.	24,700	468,065
KAR Auction Services, Inc.	36,200	1,521,848
Kelly Services, Inc., Class A	5,700	126,939
Kforce, Inc.	7,105	132,864
Kimball International, Inc., Class B	9,100	151,697
Knoll, Inc.	7,000	135,520
Korn/Ferry International	15,700	525,165
LSC Communications, Inc.	4,579	97,899
ManpowerGroup, Inc.	18,137	1,943,380
Mastech Digital, Inc. *	675	6,372
Matthews International Corp., Class A	5,300	347,415
McGrath RentCorp	4,600	163,438
Mistras Group, Inc. *	4,000	80,600
Mobile Mini, Inc.	14,700	452,760
MSA Safety, Inc.	8,700	697,392
Multi-Color Corp.	4,625	372,312
Navigant Consulting, Inc. *	14,000	237,020
Nielsen Holdings plc	75,100	3,230,051
NL Industries, Inc. *	7,800	60,840
On Assignment, Inc. *	12,700	625,475
Pitney Bowes, Inc.	43,000	676,820
Quad Graphics, Inc.	9,800	220,108
Republic Services, Inc.	52,445	3,368,018
Resources Connection, Inc.	11,300	150,855
Robert Half International, Inc.	26,900	1,217,225
Rollins, Inc.	21,927	951,851
RPX Corp. *	10,300	140,801

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
RR Donnelley & Sons Co.	12,212	150,940
Steelcase, Inc., Class A	11,500	156,975
Stericycle, Inc. *	19,900	1,533,892
Team, Inc. *	4,548	65,264
Tetra Tech, Inc.	13,131	623,066
The Advisory Board Co. *	13,800	775,560
The Brink's Co.	12,100	945,615
The Dun & Bradstreet Corp.	7,840	868,358
TransUnion *	27,900	1,278,657
TriNet Group, Inc. *	11,600	406,000
TrueBlue, Inc. *	10,100	258,055
UniFirst Corp.	3,700	526,325
US Ecology, Inc.	3,500	181,650
Verisk Analytics, Inc. *	36,600	3,193,716
Viad Corp.	3,625	194,119
Virco Manufacturing Corp. *	1,170	6,377
WageWorks, Inc. *	11,900	775,880
Waste Management, Inc.	100,010	7,515,751
West Corp.	11,812	276,046
Willdan Group, Inc. *	8,400	282,324
		59,030,457

Consumer Durables & Apparel 1.4%
American Outdoor Brands Corp. *	12,400	256,308
AV Homes, Inc. *	6,500	104,325
Beazer Homes USA, Inc. *	10,835	143,672
Brunswick Corp.	18,400	1,041,624
CalAtlantic Group, Inc.	12,527	439,698
Callaway Golf Co.	31,065	395,457
Carter's, Inc.	14,400	1,248,912
Cavco Industries, Inc. *	1,610	209,944
Coach, Inc.	66,208	3,121,045
Columbia Sportswear Co.	6,900	418,002
Crocs, Inc. *	15,000	119,100
CSS Industries, Inc.	4,800	128,496
D.R. Horton, Inc.	87,290	3,115,380
Deckers Outdoor Corp. *	7,500	486,450
Ethan Allen Interiors, Inc.	10,200	326,910
Flexsteel Industries, Inc.	1,900	106,362
Fossil Group, Inc. *	7,662	86,198
G-III Apparel Group Ltd. *	11,300	294,139
Garmin Ltd.	27,800	1,395,282
GoPro, Inc., Class A *(b)	49,800	410,352
Hanesbrands, Inc.	89,688	2,055,649
Hasbro, Inc.	28,000	2,964,640
Helen of Troy Ltd. *	7,900	795,925
Hovnanian Enterprises, Inc., Class A *	50,500	111,100
Iconix Brand Group, Inc. *	9,600	64,032
Installed Building Products, Inc. *	4,326	232,739
iRobot Corp. *	7,300	770,223
JAKKS Pacific, Inc. *	7,500	24,750
KB Home	19,700	451,524
La-Z-Boy, Inc.	17,600	594,880
Leggett & Platt, Inc.	33,800	1,628,484
Lennar Corp., Class A	49,752	2,608,995
LGI Homes, Inc. *	8,000	354,400
Libbey, Inc.	7,232	65,088
lululemon Athletica, Inc. *	23,957	1,476,709
M.D.C. Holdings, Inc.	9,453	324,143
M/I Homes, Inc. *	3,000	77,820
Marine Products Corp.	405	5,881
Mattel, Inc.	76,700	1,535,534
Meritage Homes Corp. *	15,000	611,250
Michael Kors Holdings Ltd. *	38,700	1,410,228
Mohawk Industries, Inc. *	14,919	3,714,682
Movado Group, Inc.	5,800	142,680
NACCO Industries, Inc., Class A	1,900	124,640
Nautilus, Inc. *	9,825	172,920
Security	Number of Shares	Value ($)
Newell Brands, Inc.	113,701	5,994,317
NIKE, Inc., Class B	315,690	18,641,494
Nova Lifestyle, Inc. *(b)	57,200	82,940
NVR, Inc. *	700	1,827,308
Oxford Industries, Inc.	2,500	157,825
Perry Ellis International, Inc. *	5,500	108,020
PICO Holdings, Inc. *	3,700	60,125
Polaris Industries, Inc. (b)	16,081	1,441,822
PulteGroup, Inc.	68,976	1,684,394
PVH Corp.	19,311	2,303,609
Ralph Lauren Corp.	12,400	938,060
Sequential Brands Group, Inc. *	18,160	58,294
Skechers U.S.A., Inc., Class A *	38,000	1,067,420
Steven Madden Ltd. *	14,112	578,592
Sturm, Ruger & Co., Inc. (b)	2,700	155,520
Superior Uniform Group, Inc.	3,200	71,456
Taylor Morrison Home Corp., Class A *	9,876	223,395
Tempur Sealy International, Inc. *	13,900	801,613
Toll Brothers, Inc.	31,200	1,204,008
TopBuild Corp. *	7,688	405,773
TRI Pointe Group, Inc. *	48,700	647,710
Tupperware Brands Corp.	14,300	868,153
Under Armour, Inc., Class A *(b)	50,500	1,011,010
Under Armour, Inc., Class C *	37,665	682,113
Universal Electronics, Inc. *	5,200	355,940
Vera Bradley, Inc. *	11,000	110,880
VF Corp.	79,100	4,919,229
Vista Outdoor, Inc. *	17,574	405,784
Vuzix Corp. *(b)	7,800	47,970
Whirlpool Corp.	17,614	3,133,178
William Lyon Homes, Class A *	14,900	336,889
Wolverine World Wide, Inc.	27,500	775,500
		87,266,913

Consumer Services 2.2%
Adtalem Global Education, Inc.	16,800	546,000
American Public Education, Inc. *	5,600	119,280
Aramark	54,200	2,160,412
Ascent Capital Group, Inc., Class A *	3,116	52,660
Belmond Ltd., Class A *	12,600	164,430
Biglari Holdings, Inc. *	279	104,435
BJ's Restaurants, Inc. *	7,300	257,690
Bloomin' Brands, Inc.	20,900	364,287
Bob Evans Farms, Inc.	4,200	290,556
Boyd Gaming Corp.	21,300	533,778
Bridgepoint Education, Inc. *	13,700	133,027
Bright Horizons Family Solutions, Inc. *	13,712	1,083,385
Brinker International, Inc.	12,650	448,696
Buffalo Wild Wings, Inc. *	4,800	516,000
Caesars Entertainment Corp. *(b)	41,600	513,760
Capella Education Co.	3,000	206,100
Career Education Corp. *	25,114	211,209
Carnival Corp.	100,339	6,700,638
Chipotle Mexican Grill, Inc. *	6,879	2,364,794
Choice Hotels International, Inc.	12,200	788,730
Churchill Downs, Inc.	2,900	542,445
Chuy's Holdings, Inc. *	6,760	159,198
ClubCorp Holdings, Inc.	21,142	358,357
Cracker Barrel Old Country Store, Inc. (b)	5,146	799,946
Darden Restaurants, Inc.	28,900	2,424,132
Dave & Buster's Entertainment, Inc. *	12,600	782,586
Denny's Corp. *	21,100	239,696
DineEquity, Inc.	3,000	123,420
Domino's Pizza, Inc.	12,200	2,275,300
Dover Motorsports, Inc.	1,400	2,870
Dunkin' Brands Group, Inc.	21,600	1,145,448
Eldorado Resorts, Inc. *	5,800	118,320
Extended Stay America, Inc.	57,500	1,136,775

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fiesta Restaurant Group, Inc. *	4,300	72,240
Golden Entertainment, Inc. *	3,400	69,972
Graham Holdings Co., Class B	1,400	829,360
Grand Canyon Education, Inc. *	14,900	1,096,193
H&R Block, Inc.	54,700	1,668,350
Hilton Grand Vacations, Inc. *	20,624	758,138
Hilton Worldwide Holdings, Inc.	46,182	2,887,761
Houghton Mifflin Harcourt Co. *	19,600	234,220
Hyatt Hotels Corp., Class A *	9,600	533,472
ILG, Inc.	25,089	665,109
International Speedway Corp., Class A	6,445	230,731
J Alexander's Holdings, Inc. *	2,846	30,025
Jack in the Box, Inc.	7,000	649,320
K12, Inc. *	12,100	214,291
La Quinta Holdings, Inc. *	15,800	235,578
Las Vegas Sands Corp.	86,100	5,304,621
Laureate Education, Inc., Class A *	15,000	255,300
Luby's, Inc. *	6,900	19,803
Marriott International, Inc., Class A	75,492	7,865,512
Marriott Vacations Worldwide Corp.	4,080	476,748
McDonald's Corp.	197,640	30,661,870
MGM Resorts International	115,500	3,803,415
Monarch Casino & Resort, Inc. *	8,000	264,720
Norwegian Cruise Line Holdings Ltd. *	38,400	2,114,688
Papa John's International, Inc.	6,800	485,044
Penn National Gaming, Inc. *	17,000	342,720
Pinnacle Entertainment, Inc. *	9,800	186,200
Planet Fitness, Inc., Class A	24,700	559,702
Red Robin Gourmet Burgers, Inc. *	2,300	137,540
Red Rock Resorts, Inc., Class A	15,000	358,500
Regis Corp. *	17,300	182,169
Royal Caribbean Cruises Ltd.	38,400	4,341,888
Ruby Tuesday, Inc. *	33,713	68,100
Scientific Games Corp., Class A *	10,900	403,845
SeaWorld Entertainment, Inc. (b)	28,211	433,885
Service Corp. International	44,900	1,559,377
ServiceMaster Global Holdings, Inc. *	30,000	1,318,800
Shake Shack, Inc., Class A *	8,000	264,080
Six Flags Entertainment Corp.	20,000	1,137,400
Sonic Corp.	12,868	304,457
Sotheby's *	11,338	641,617
Speedway Motorsports, Inc.	6,700	142,442
Starbucks Corp.	350,994	18,946,656
Strayer Education, Inc.	4,300	338,066
Texas Roadhouse, Inc.	16,100	761,530
The Cheesecake Factory, Inc.	13,087	622,680
The Wendy's Co.	50,775	783,966
Vail Resorts, Inc.	9,100	1,917,916
Weight Watchers International, Inc. *	6,500	232,830
Wyndham Worldwide Corp.	26,044	2,718,212
Wynn Resorts Ltd.	18,900	2,444,526
Yum! Brands, Inc.	79,700	6,015,756
		136,259,701

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	14,617	2,716,277
AG Mortgage Investment Trust, Inc.	12,000	220,920
AGNC Investment Corp.	88,000	1,863,840
Ally Financial, Inc.	103,500	2,343,240
American Express Co.	179,303	15,281,995
Ameriprise Financial, Inc.	38,230	5,538,762
Annaly Capital Management, Inc.	247,253	2,974,454
Anworth Mortgage Asset Corp.	24,200	145,684
Apollo Commercial Real Estate Finance, Inc.	16,786	302,652
Arlington Asset Investment Corp., Class A (b)	6,941	89,539
ARMOUR Residential REIT, Inc.	7,625	192,608
Security	Number of Shares	Value ($)
Artisan Partners Asset Management, Inc., Class A	15,800	525,350
Associated Capital Group, Inc., Class A	3,400	114,070
Asta Funding, Inc. *	6,000	43,950
Atlanticus Holdings Corp. *	4,629	11,434
Berkshire Hathaway, Inc., Class B *	460,002	80,486,550
BGC Partners, Inc., Class A	61,300	772,993
BlackRock, Inc.	28,832	12,297,713
Blackstone Mortgage Trust, Inc., Class A	27,702	855,161
Capital One Financial Corp.	116,257	10,019,028
Capstead Mortgage Corp.	21,740	212,617
CBOE Holdings, Inc.	22,896	2,164,359
Chimera Investment Corp.	50,440	949,281
CIM Commercial Trust Corp.	9,700	161,505
CME Group, Inc.	79,450	9,742,159
Cohen & Steers, Inc.	5,400	218,160
Cowen, Inc., *	2,972	47,552
Credit Acceptance Corp. *	3,400	846,940
CYS Investments, Inc.	25,500	217,005
Discover Financial Services	94,207	5,740,975
Donnelley Financial Solutions, Inc. *	4,579	106,233
Dynex Capital, Inc.	21,998	152,006
E*TRADE Financial Corp. *	59,698	2,447,618
Eaton Vance Corp.	30,800	1,511,972
Encore Capital Group, Inc. *	5,600	224,560
Enova International, Inc. *	6,313	91,539
Evercore Partners, Inc., Class A	12,300	967,395
EZCORP, Inc., Class A *	20,600	160,680
FactSet Research Systems, Inc.	9,650	1,613,673
Federated Investors, Inc., Class B	32,450	935,533
Financial Engines, Inc.	21,200	815,140
FirstCash, Inc.	13,896	808,052
FNFV Group *	16,478	284,246
Franklin Resources, Inc.	82,500	3,694,350
GAMCO Investors, Inc., Class A	3,400	104,414
Green Dot Corp., Class A *	12,149	488,876
Greenhill & Co., Inc.	4,500	83,250
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,000	302,250
Houlihan Lokey, Inc.	10,400	386,672
Interactive Brokers Group, Inc., Class A	13,600	544,680
Intercontinental Exchange, Inc.	140,430	9,368,085
INTL. FCStone, Inc. *	4,437	173,620
Invesco Ltd.	88,200	3,066,714
Invesco Mortgage Capital, Inc.	22,300	370,849
Investment Technology Group, Inc.	8,050	177,664
Janus Henderson Group plc *	49,198	1,647,641
Ladder Capital Corp.	22,000	289,520
Lazard Ltd., Class A	35,000	1,634,850
Legg Mason, Inc.	17,550	702,175
Leucadia National Corp.	84,450	2,198,233
LPL Financial Holdings, Inc.	22,300	1,020,448
MarketAxess Holdings, Inc.	8,900	1,805,721
MFA Financial, Inc.	93,700	795,513
Moelis & Co., Class A	10,000	409,000
Moody's Corp.	40,700	5,357,341
Morgan Stanley	348,025	16,322,372
Morningstar, Inc.	5,500	454,135
MSCI, Inc.	23,000	2,505,850
MTGE Investment Corp.	14,600	271,560
Nasdaq, Inc.	26,100	1,941,057
Navient Corp.	72,000	1,062,000
Nelnet, Inc., Class A	6,400	314,176
New Residential Investment Corp.	71,750	1,219,750
New York Mortgage Trust, Inc.	18,600	117,552
NewStar Financial, Inc.	13,500	147,690
Northern Trust Corp.	53,600	4,690,536
OneMain Holdings, Inc. *	10,500	280,770
PennyMac Mortgage Investment Trust	14,400	253,440

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Piper Jaffray Cos.	3,950	246,480
PRA Group, Inc. *	9,800	384,160
Raymond James Financial, Inc.	30,750	2,558,092
Redwood Trust, Inc.	19,700	340,219
Resource Capital Corp.	37,950	388,987
S&P Global, Inc.	60,861	9,347,641
Santander Consumer USA Holdings, Inc. *	43,700	559,797
SEI Investments Co.	31,100	1,757,461
SLM Corp. *	93,396	1,034,828
Starwood Property Trust, Inc.	63,073	1,390,129
State Street Corp.	86,860	8,097,958
Stifel Financial Corp. *	11,785	599,267
Synchrony Financial	177,913	5,394,322
T. Rowe Price Group, Inc.	59,400	4,913,568
TD Ameritrade Holding Corp.	56,600	2,588,318
The Bank of New York Mellon Corp.	250,218	13,269,061
The Charles Schwab Corp. (a)	292,470	12,546,963
The Goldman Sachs Group, Inc.	88,055	19,841,433
Two Harbors Investment Corp.	107,000	1,058,230
Virtus Investment Partners, Inc.	3,475	409,355
Voya Financial, Inc.	45,389	1,781,064
Waddell & Reed Financial, Inc., Class A	14,750	304,882
Western Asset Mortgage Capital Corp.	4,607	47,867
Westwood Holdings Group, Inc.	1,785	105,226
WisdomTree Investments, Inc.	20,500	214,020
World Acceptance Corp. *	3,000	226,710
		320,824,212

Energy 5.6%
Abraxas Petroleum Corp. *	36,200	64,436
Adams Resources & Energy, Inc.	2,300	87,377
Anadarko Petroleum Corp.	136,868	6,250,762
Andeavor	37,231	3,705,601
Antero Resources Corp. *	32,800	676,336
Apache Corp.	94,072	4,654,683
Arch Coal, Inc., Class A	5,800	441,206
Archrock, Inc.	10,720	117,384
Atwood Oceanics, Inc. *(b)	9,500	74,670
Baker Hughes, a GE Co.	104,565	3,857,403
Bonanza Creek Energy, Inc. *	2,125	61,710
C&J Energy Services, Inc. *	25,000	808,500
Cabot Oil & Gas Corp.	112,800	2,805,336
California Resources Corp. *(b)	23,232	188,644
Callon Petroleum Co. *	61,700	698,444
Centennial Resource Development, Inc., Class A *	33,700	565,486
Cheniere Energy, Inc. *	56,300	2,544,760
Chesapeake Energy Corp. *(b)	172,130	853,765
Chevron Corp.	456,023	49,793,151
Cimarex Energy Co.	22,562	2,234,315
Comstock Resources, Inc. *(b)	10,160	72,034
Concho Resources, Inc. *	35,431	4,615,242
ConocoPhillips	299,931	13,607,869
CONSOL Energy, Inc. *	44,600	747,496
Continental Resources, Inc. *	23,600	788,948
Core Laboratories N.V.	9,800	985,194
CVR Energy, Inc. (b)	5,100	96,441
Delek US Holdings, Inc.	15,084	393,843
Denbury Resources, Inc. *	103,025	150,416
Devon Energy Corp.	128,060	4,265,679
Diamond Offshore Drilling, Inc. *(b)	11,400	141,588
Diamondback Energy, Inc. *	22,621	2,168,901
Dril-Quip, Inc. *	12,700	566,420
Energen Corp. *	22,600	1,204,128
Energy XXI Gulf Coast, Inc. *	20,000	395,800
EOG Resources, Inc.	139,848	13,305,139
EQT Corp.	43,100	2,745,470
Era Group, Inc. *	2,850	24,966
Security	Number of Shares	Value ($)
Exterran Corp. *	5,360	148,418
Exxon Mobil Corp.	1,025,599	82,088,944
Fairmount Santrol Holdings, Inc. *(b)	35,100	102,492
Forum Energy Technologies, Inc. *	11,200	148,400
Frank's International N.V. (b)	14,000	113,400
Gastar Exploration, Inc. *	240,300	206,658
Geospace Technologies Corp. *	1,800	27,702
Gevo, Inc. *(b)	301,600	190,038
Green Plains, Inc.	9,300	183,675
Gulf Island Fabrication, Inc.	4,100	46,740
Gulfport Energy Corp. *	24,603	310,490
Halliburton Co.	211,844	8,990,659
Helix Energy Solutions Group, Inc. *	39,464	258,095
Helmerich & Payne, Inc. (b)	29,217	1,478,965
Hess Corp.	65,400	2,912,916
HollyFrontier Corp.	38,654	1,114,781
Kinder Morgan, Inc.	448,878	9,170,578
Kosmos Energy Ltd. *	75,600	498,960
Laredo Petroleum, Inc. *	40,100	519,696
Marathon Oil Corp.	198,714	2,430,272
Marathon Petroleum Corp.	123,408	6,909,614
Matador Resources Co. *	31,400	761,764
Matrix Service Co. *	8,000	82,800
McDermott International, Inc. *	85,100	576,127
Murphy Oil Corp.	38,000	1,010,040
Nabors Industries Ltd.	70,734	545,359
National Oilwell Varco, Inc.	97,122	3,176,861
Natural Gas Services Group, Inc. *	7,500	187,125
Newfield Exploration Co. *	55,800	1,603,134
Newpark Resources, Inc. *	11,500	96,025
Noble Corp. plc *	54,955	219,820
Noble Energy, Inc.	109,447	3,164,113
Oasis Petroleum, Inc. *	47,700	371,106
Occidental Petroleum Corp.	183,053	11,336,472
Oceaneering International, Inc.	17,700	454,005
Oil States International, Inc. *	20,200	501,970
ONEOK, Inc.	90,371	5,112,287
Pacific Ethanol, Inc. *	10,200	63,750
Panhandle Oil & Gas, Inc., Class A	6,200	136,400
Parker Drilling Co. *	60,300	72,360
Parsley Energy, Inc., Class A *	56,300	1,648,464
Patterson-UTI Energy, Inc.	38,800	750,392
PBF Energy, Inc., Class A	37,313	849,617
PDC Energy, Inc. *	13,100	617,796
Peabody Energy Corp. *	35,000	981,400
PHI, Inc. — Non Voting Shares *	4,000	38,800
Phillips 66	104,165	8,723,819
Pioneer Energy Services Corp. *	13,100	28,820
Pioneer Natural Resources Co.	41,733	6,806,652
QEP Resources, Inc. *	83,800	718,166
Range Resources Corp.	46,305	977,499
Resolute Energy Corp. *	9,680	328,733
REX American Resources Corp. *	4,875	487,402
Rice Energy, Inc. *	43,736	1,223,296
RigNet, Inc. *	4,141	78,472
Ring Energy, Inc. *	22,800	297,768
RPC, Inc. (b)	16,118	333,804
RSP Permian, Inc. *	26,400	907,104
Sanchez Energy Corp. *(b)	8,700	49,068
Schlumberger Ltd.	335,903	23,042,946
SEACOR Holdings, Inc. *	4,850	165,336
SEACOR Marine Holdings, Inc. *	4,876	71,092
SemGroup Corp., Class A	15,900	430,095
SM Energy Co.	22,500	391,275
Southwestern Energy Co. *	64,975	370,357
SRC Energy, Inc. *	63,800	542,938
Synthesis Energy Systems, Inc. *	334,602	167,301
Targa Resources Corp.	54,200	2,515,422
TechnipFMC plc *	120,564	3,440,897

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tellurian, Inc. *(b)	23,000	210,450
Tesco Corp. *	7,000	32,200
TETRA Technologies, Inc. *	12,100	34,001
The Williams Cos., Inc.	204,183	6,488,936
Transocean Ltd. *	85,400	738,710
Unit Corp. *	19,300	347,014
Uranium Energy Corp. *(b)	226,400	362,240
US Silica Holdings, Inc.	24,400	710,772
Valero Energy Corp.	109,980	7,585,321
Weatherford International plc *	241,449	1,076,863
Westmoreland Coal Co. *	9,600	41,376
World Fuel Services Corp.	17,400	562,716
WPX Energy, Inc. *	116,953	1,260,753
		350,518,637

Food & Staples Retailing 1.6%
Casey's General Stores, Inc.	8,544	912,072
Costco Wholesale Corp.	104,585	16,577,768
CVS Health Corp.	248,437	19,857,569
Ingles Markets, Inc., Class A	4,200	123,900
Performance Food Group Co. *	27,000	777,600
PriceSmart, Inc.	7,100	598,175
Rite Aid Corp. *	261,480	585,715
SpartanNash, Co.	12,540	347,860
Sprouts Farmers Market, Inc. *	35,374	851,452
SUPERVALU, Inc. *	88,732	317,661
Sysco Corp.	120,236	6,326,818
The Andersons, Inc.	3,600	124,020
The Kroger Co.	221,532	5,431,965
U.S. Foods Holding Corp. *	20,100	565,815
United Natural Foods, Inc. *	15,300	589,509
Wal-Mart Stores, Inc.	354,189	28,331,578
Walgreens Boots Alliance, Inc.	204,522	16,498,790
Weis Markets, Inc.	6,900	326,439
Whole Foods Market, Inc.	78,977	3,298,080
		102,442,786

Food, Beverage & Tobacco 4.4%
Alico, Inc.	2,000	60,400
Alliance One International, Inc. *	2,460	37,392
Altria Group, Inc.	469,723	30,517,903
Archer-Daniels-Midland Co.	133,958	5,650,348
B&G Foods, Inc.	15,000	543,750
Blue Buffalo Pet Products, Inc. *	24,900	557,013
Brown-Forman Corp., Class A	10,000	515,400
Brown-Forman Corp., Class B	44,232	2,185,061
Bunge Ltd.	36,100	2,829,879
Cal-Maine Foods, Inc. *(b)	5,200	198,380
Calavo Growers, Inc.	4,846	358,846
Campbell Soup Co.	45,200	2,387,916
Coca-Cola Bottling Co. Consolidated	1,248	299,632
ConAgra Brands, Inc.	98,193	3,362,128
Constellation Brands, Inc., Class A	40,769	7,882,686
Darling Ingredients, Inc. *	56,100	912,747
Dean Foods Co.	26,756	401,340
Dr Pepper Snapple Group, Inc.	42,800	3,901,648
Farmer Brothers Co. *	4,500	140,175
Flowers Foods, Inc.	44,605	784,602
Fresh Del Monte Produce, Inc.	7,900	406,613
General Mills, Inc.	133,638	7,438,291
Hormel Foods Corp.	62,400	2,132,208
Hostess Brands, Inc. *	20,300	310,184
Ingredion, Inc.	18,200	2,244,424
J&J Snack Foods Corp.	3,259	428,233
John B. Sanfilippo & Son, Inc.	5,000	321,600
Kellogg Co.	57,300	3,896,400
Lamb Weston Holdings, Inc.	38,264	1,682,851
Security	Number of Shares	Value ($)
Lancaster Colony Corp.	5,200	637,624
Landec Corp. *	9,100	111,930
Limoneira Co.	2,900	66,004
McCormick & Co., Inc. — Non Voting Shares	28,200	2,687,460
MGP Ingredients, Inc.	5,500	324,280
Molson Coors Brewing Co., Class B	42,600	3,790,548
Mondelez International, Inc., Class A	370,624	16,314,869
Monster Beverage Corp. *	95,367	5,030,609
National Beverage Corp.	6,400	653,568
PepsiCo, Inc.	345,058	40,237,213
Philip Morris International, Inc.	373,909	43,638,919
Pilgrim's Pride Corp. *	12,466	302,799
Pinnacle Foods, Inc.	30,300	1,799,214
Post Holdings, Inc. *	15,350	1,277,120
Primo Water Corp. *	1,000	12,410
Rocky Mountain Chocolate Factory, Inc.	3,427	40,747
Sanderson Farms, Inc.	5,850	764,888
Seaboard Corp.	100	427,500
Snyder's-Lance, Inc.	23,930	832,525
The Boston Beer Co., Inc., Class A *	2,100	329,280
The Coca-Cola Co.	928,214	42,549,330
The Hain Celestial Group, Inc. *	27,012	1,207,707
The Hershey Co.	33,900	3,570,009
The JM Smucker Co.	27,691	3,375,533
The Kraft Heinz Co.	142,804	12,489,638
Tootsie Roll Industries, Inc.	8,293	308,500
TreeHouse Foods, Inc. *	12,522	1,062,241
Tyson Foods, Inc., Class A	69,284	4,389,834
Universal Corp.	4,800	306,960
Vector Group Ltd.	29,262	589,044
		271,516,353

Health Care Equipment & Services 5.5%
Abaxis, Inc.	5,600	263,200
Abbott Laboratories	412,812	20,302,094
ABIOMED, Inc. *	10,200	1,510,518
Acadia Healthcare Co., Inc. *	19,600	1,037,428
Accuray, Inc. *	21,200	90,100
Aceto Corp.	7,900	133,352
Aetna, Inc.	79,785	12,311,623
Alere, Inc. *	18,541	934,281
Align Technology, Inc. *	18,800	3,143,924
Allscripts Healthcare Solutions, Inc. *	54,860	675,327
Amedisys, Inc. *	10,834	513,098
AmerisourceBergen Corp.	39,596	3,714,897
AMN Healthcare Services, Inc. *	11,210	413,649
Analogic Corp.	6,000	421,200
Anika Therapeutics, Inc. *	4,606	235,643
Antares Pharma, Inc. *	28,100	88,234
Anthem, Inc.	64,623	12,033,449
athenahealth, Inc. *	10,500	1,452,360
AtriCure, Inc. *	13,800	334,374
Atrion Corp.	616	389,435
Baxter International, Inc.	118,006	7,137,003
Becton, Dickinson & Co.	55,170	11,111,238
BioScrip, Inc. *	88,272	255,106
Boston Scientific Corp. *	333,367	8,874,230
Brookdale Senior Living, Inc. *	51,725	734,495
C.R. Bard, Inc.	17,160	5,501,496
Cantel Medical Corp.	8,034	596,123
Capital Senior Living Corp. *	8,394	115,837
Cardinal Health, Inc.	78,718	6,081,753
Cardiovascular Systems, Inc. *	5,000	157,750
Centene Corp. *	42,541	3,378,606
Cerner Corp. *	67,900	4,370,723
Chemed Corp.	3,900	770,250
Cigna Corp.	60,251	10,457,164

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Computer Programs & Systems, Inc. (b)	3,600	110,340
ConforMIS, Inc. *	55,500	278,055
CONMED Corp.	7,300	374,636
Corindus Vascular Robotics, Inc. *	201,900	335,154
CorVel Corp. *	2,700	128,385
Cross Country Healthcare, Inc. *	12,500	147,000
CryoLife, Inc. *	9,050	169,687
Danaher Corp.	147,019	11,980,578
DaVita, Inc. *	38,700	2,506,986
DENTSPLY SIRONA, Inc.	53,888	3,342,673
DexCom, Inc. *	20,500	1,365,505
Diplomat Pharmacy, Inc. *	9,000	142,830
Edwards Lifesciences Corp. *	49,000	5,643,820
Endologix, Inc. *	13,700	66,993
Envision Healthcare Corp. *	27,392	1,545,731
Evolent Health, Inc., Class A *	20,000	494,000
Express Scripts Holding Co. *	146,352	9,167,489
Five Star Senior Living, Inc. *	14,335	22,936
GenMark Diagnostics, Inc. *	23,500	278,005
Glaukos Corp. *	3,000	120,540
Globus Medical, Inc., Class A *	13,900	427,425
Haemonetics Corp. *	16,300	670,419
Halyard Health, Inc. *	8,217	330,488
HCA Healthcare, Inc. *	71,300	5,728,242
HealthEquity, Inc. *	14,400	660,528
HealthSouth Corp.	20,600	876,736
HealthStream, Inc. *	6,800	160,616
Henry Schein, Inc. *	19,453	3,544,531
Hill-Rom Holdings, Inc.	15,200	1,132,704
HMS Holdings Corp. *	31,500	632,520
Hologic, Inc. *	65,812	2,909,549
Humana, Inc.	34,500	7,976,400
ICU Medical, Inc. *	3,350	575,865
IDEXX Laboratories, Inc. *	22,400	3,728,704
Inogen, Inc. *	5,600	528,528
Inovalon Holdings, Inc., Class A *(b)	26,000	330,200
Insulet Corp. *	16,000	804,960
Integer Holdings Corp. *	6,700	306,860
Integra LifeSciences Holdings Corp. *	17,400	864,084
Intuitive Surgical, Inc. *	8,650	8,115,949
Invacare Corp.	6,000	93,900
K2M Group Holdings, Inc. *	12,900	313,857
Kindred Healthcare, Inc.	11,559	103,453
Laboratory Corp. of America Holdings *	24,562	3,903,147
Landauer, Inc.	2,100	114,345
LeMaitre Vascular, Inc.	6,800	245,276
LHC Group, Inc. *	6,000	347,400
LifePoint Health, Inc. *	9,607	570,656
LivaNova plc *	10,400	633,776
Magellan Health, Inc. *	7,607	567,102
Masimo Corp. *	12,900	1,220,340
McKesson Corp.	51,203	8,288,230
Medidata Solutions, Inc. *	16,500	1,267,365
MEDNAX, Inc. *	24,300	1,141,614
Medtronic plc	331,188	27,809,856
Meridian Bioscience, Inc.	10,050	136,177
Merit Medical Systems, Inc. *	10,277	421,357
Molina Healthcare, Inc. *	11,250	751,500
National HealthCare Corp.	4,100	267,197
Natus Medical, Inc. *	7,600	267,520
Neogen Corp. *	10,257	675,629
Nevro Corp. *	6,000	516,360
NuVasive, Inc. *	14,100	927,639
Nuvectra Corp. *	2,233	26,037
NxStage Medical, Inc. *	18,700	440,385
Omnicell, Inc. *	7,400	367,040
OraSure Technologies, Inc. *	16,500	289,410
Orthofix International N.V. *	2,800	121,464
Owens & Minor, Inc.	16,200	522,126
Security	Number of Shares	Value ($)
Patterson Cos., Inc.	18,800	784,336
Penumbra, Inc. *	8,300	677,695
PharMerica Corp. *	4,813	121,047
Premier, Inc., Class A *	15,900	554,910
Quality Systems, Inc. *	10,500	179,550
Quest Diagnostics, Inc.	31,720	3,435,593
Quidel Corp. *	5,200	166,348
Quorum Health Corp. *	5,949	20,286
ResMed, Inc.	32,300	2,490,976
RTI Surgical, Inc. *	18,100	103,170
SeaSpine Holdings Corp. *	1,766	19,920
Select Medical Holdings Corp. *	22,600	366,120
STERIS plc	19,400	1,587,890
Stryker Corp.	72,200	10,620,620
Surmodics, Inc. *	4,200	110,460
Teladoc, Inc. *	14,900	488,720
Teleflex, Inc.	9,600	1,989,312
The Cooper Cos., Inc.	11,681	2,848,645
The Ensign Group, Inc.	10,600	237,122
The Providence Service Corp. *	4,800	247,392
The Spectranetics Corp. *	15,200	585,200
Tivity Health, Inc. *	8,100	321,165
Triple-S Management Corp., Class B *	5,300	82,044
U.S. Physical Therapy, Inc.	3,500	220,850
UnitedHealth Group, Inc.	232,695	44,633,228
Universal Health Services, Inc., Class B	21,600	2,393,928
Utah Medical Products, Inc.	2,500	172,750
Varex Imaging Corp. *	8,440	260,374
Varian Medical Systems, Inc. *	21,100	2,049,232
VCA, Inc. *	19,900	1,842,342
Veeva Systems, Inc., Class A *	23,700	1,511,112
Vocera Communications, Inc. *	3,700	100,899
WellCare Health Plans, Inc. *	11,359	2,010,429
West Pharmaceutical Services, Inc.	19,000	1,685,300
Wright Medical Group N.V. *	25,565	671,593
Zimmer Biomet Holdings, Inc.	49,400	5,993,208
		342,000,535

Household & Personal Products 1.7%
Central Garden & Pet Co., Class A *	8,600	264,536
Church & Dwight Co., Inc.	64,400	3,435,740
Colgate-Palmolive Co.	214,209	15,465,890
Coty, Inc., Class A	115,600	2,367,488
Edgewell Personal Care Co. *	15,533	1,121,483
Energizer Holdings, Inc.	15,933	734,033
Herbalife Ltd. *(b)	16,700	1,110,717
HRG Group, Inc. *	34,400	570,008
Inter Parfums, Inc.	5,613	217,784
Kimberly-Clark Corp.	84,039	10,350,243
Medifast, Inc.	3,500	149,415
Nu Skin Enterprises, Inc., Class A	14,700	931,392
Nutraceutical International Corp.	5,000	209,000
Oil-Dri Corp. of America	1,600	66,176
Orchids Paper Products Co. (b)	2,500	28,150
Revlon, Inc., Class A *	5,400	105,570
Spectrum Brands Holdings, Inc.	6,500	750,360
The Clorox Co.	32,300	4,311,727
The Estee Lauder Cos., Inc., Class A	52,700	5,216,773
The Procter & Gamble Co.	614,524	55,811,070
USANA Health Sciences, Inc. *	5,364	306,284
WD-40 Co.	4,600	490,590
		104,014,429

Insurance 3.0%
Aflac, Inc.	98,194	7,830,971
Alleghany Corp. *	3,940	2,416,560
Ambac Financial Group, Inc. *	13,400	273,762

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
American Equity Investment Life Holding Co.	23,100	618,618
American Financial Group, Inc.	18,750	1,901,250
American International Group, Inc.	215,449	14,101,137
American National Insurance Co.	2,300	273,700
AMERISAFE, Inc.	4,000	231,000
AmTrust Financial Services, Inc.	25,628	410,048
Aon plc	61,496	8,496,902
Arch Capital Group Ltd. *	30,000	2,917,800
Argo Group International Holdings Ltd.	6,063	363,477
Arthur J. Gallagher & Co.	45,900	2,698,461
Aspen Insurance Holdings Ltd.	15,200	741,760
Assurant, Inc.	14,800	1,557,996
Assured Guaranty Ltd.	31,900	1,435,819
Athene Holding Ltd., Class A *	17,000	859,010
Axis Capital Holdings Ltd.	21,600	1,394,928
Baldwin & Lyons, Inc., Class B	1,950	45,630
Brown & Brown, Inc.	31,900	1,422,740
Chubb Ltd.	112,268	16,442,771
Cincinnati Financial Corp.	35,450	2,699,872
Citizens, Inc. *(b)	16,000	128,800
CNA Financial Corp.	6,900	358,455
CNO Financial Group, Inc.	39,000	892,320
Crawford & Co., Class B	5,800	52,084
EMC Insurance Group, Inc.	1,800	49,860
Employers Holdings, Inc.	7,500	325,125
Enstar Group Ltd. *	3,300	668,580
Erie Indemnity Co., Class A	6,300	802,998
Everest Re Group Ltd.	9,900	2,597,661
FBL Financial Group, Inc., Class A	5,190	352,401
Federated National Holding Co.	1,500	23,880
First American Financial Corp.	28,600	1,384,526
FNF Group	63,239	3,089,858
Greenlight Capital Re Ltd., Class A *	7,400	158,360
Horace Mann Educators Corp.	8,300	306,270
Independence Holding Co.	2,970	65,934
Infinity Property & Casualty Corp.	2,500	250,125
James River Group Holdings Ltd.	10,000	401,600
Kemper Corp.	15,500	608,375
Lincoln National Corp.	56,726	4,144,402
Loews Corp.	66,574	3,240,822
Maiden Holdings Ltd.	18,900	209,790
Markel Corp. *	3,503	3,753,499
Marsh & McLennan Cos., Inc.	123,900	9,660,483
Mercury General Corp.	11,600	694,724
MetLife, Inc.	262,503	14,437,665
National General Holdings Corp.	10,400	220,584
National Western Life Group, Inc., Class A	500	168,295
Old Republic International Corp.	57,622	1,130,544
OneBeacon Insurance Group Ltd., Class A	14,800	271,136
Primerica, Inc.	10,700	867,235
Principal Financial Group, Inc.	61,041	4,074,487
ProAssurance Corp.	12,940	799,692
Prudential Financial, Inc.	104,572	11,840,688
Reinsurance Group of America, Inc.	12,900	1,808,580
RenaissanceRe Holdings Ltd.	10,432	1,532,565
RLI Corp.	9,200	534,152
Safety Insurance Group, Inc.	3,400	241,230
Selective Insurance Group, Inc.	19,300	977,545
State Auto Financial Corp.	5,500	141,845
Stewart Information Services Corp.	3,600	141,480
The Allstate Corp.	84,967	7,731,997
The Hanover Insurance Group, Inc.	9,400	891,684
The Hartford Financial Services Group, Inc.	89,262	4,909,410
The Navigators Group, Inc.	8,400	478,800
The Progressive Corp.	132,964	6,266,593
The Travelers Cos., Inc.	65,752	8,422,174
Third Point Reinsurance Ltd. *	20,100	292,455
Torchmark Corp.	27,300	2,155,881
Security	Number of Shares	Value ($)
United Fire Group, Inc.	5,000	225,600
Universal Insurance Holdings, Inc.	8,700	207,495
Unum Group	52,114	2,612,475
Validus Holdings Ltd.	16,857	906,738
W. R. Berkley Corp.	23,850	1,644,934
White Mountains Insurance Group Ltd.	1,300	1,123,980
Willis Towers Watson plc	30,724	4,574,189
WMIH Corp. *	165,100	189,865
XL Group Ltd.	64,900	2,881,560
		188,058,697

Materials 3.3%
A. Schulman, Inc.	5,300	139,390
AdvanSix, Inc. *	6,431	215,310
Air Products & Chemicals, Inc.	51,900	7,377,585
AK Steel Holding Corp. *	76,627	433,709
Albemarle Corp.	26,503	3,069,047
Alcoa Corp.	41,199	1,499,644
Allegheny Technologies, Inc.	20,092	380,542
American Vanguard Corp.	3,000	53,100
Ampco-Pittsburgh Corp.	4,500	65,025
AptarGroup, Inc.	13,800	1,116,834
Ashland Global Holdings, Inc.	16,523	1,073,499
Avery Dennison Corp.	20,000	1,858,600
Axalta Coating Systems Ltd. *	58,900	1,855,350
Balchem Corp.	9,800	760,480
Ball Corp.	90,000	3,771,000
Bemis Co., Inc.	21,600	915,192
Berry Global Group, Inc. *	29,800	1,671,184
Boise Cascade Co. *	5,500	166,925
Cabot Corp.	16,400	891,012
Calgon Carbon Corp.	12,500	200,000
Carpenter Technology Corp.	8,300	335,569
Celanese Corp., Series A	35,500	3,414,035
Century Aluminum Co. *	11,600	194,648
CF Industries Holdings, Inc.	58,500	1,716,975
Chase Corp.	5,200	561,860
Clearwater Paper Corp. *	5,472	268,949
Cliffs Natural Resources, Inc. *	40,000	308,800
Codexis, Inc. *	1,870	10,098
Commercial Metals Co.	22,800	424,080
Compass Minerals International, Inc.	7,300	504,065
Crown Holdings, Inc. *	33,100	1,968,457
Deltic Timber Corp.	1,500	108,195
Domtar Corp.	16,900	660,114
E.I. du Pont de Nemours & Co.	211,607	17,396,211
Eagle Materials, Inc.	11,543	1,086,196
Eastman Chemical Co.	35,480	2,950,517
Ecolab, Inc.	63,404	8,348,405
Ferro Corp. *	21,000	404,040
Flotek Industries, Inc. *	13,300	111,986
FMC Corp.	32,000	2,444,160
Freeport-McMoRan, Inc. *	295,518	4,320,473
FutureFuel Corp.	8,300	120,848
GCP Applied Technologies, Inc. *	13,600	412,080
Graphic Packaging Holding Co.	74,400	981,336
Greif, Inc., Class A	11,300	633,817
H.B. Fuller Co.	9,000	463,680
Hawkins, Inc.	2,700	121,365
Haynes International, Inc.	2,500	78,200
Hecla Mining Co.	114,500	619,445
Huntsman Corp.	52,800	1,405,536
Ingevity Corp. *	8,661	506,668
Innophos Holdings, Inc.	5,300	221,381
Innospec, Inc.	4,200	262,080
International Flavors & Fragrances, Inc.	18,100	2,410,558
International Paper Co.	97,573	5,364,564
Kaiser Aluminum Corp.	3,600	350,244

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
KapStone Paper & Packaging Corp.	15,800	361,188
KMG Chemicals, Inc.	1,600	80,992
Koppers Holdings, Inc. *	4,800	174,240
Kraton Corp. *	11,900	442,680
Kronos Worldwide, Inc.	11,720	249,870
Louisiana-Pacific Corp. *	32,900	826,119
LyondellBasell Industries N.V., Class A	81,432	7,336,209
Martin Marietta Materials, Inc.	15,300	3,464,379
Materion Corp.	4,000	153,800
McEwen Mining, Inc.	31,130	81,249
Minerals Technologies, Inc.	6,200	438,960
Monsanto Co.	106,326	12,421,003
Myers Industries, Inc.	8,080	137,360
Neenah Paper, Inc.	4,231	338,057
NewMarket Corp.	1,900	874,209
Newmont Mining Corp.	127,574	4,741,926
Northern Technologies International Corp. *	14,276	260,537
Nucor Corp.	76,200	4,394,454
Olin Corp.	41,920	1,235,802
Olympic Steel, Inc.	1,400	23,926
OMNOVA Solutions, Inc. *	10,400	97,760
Owens-Illinois, Inc. *	33,600	803,040
P.H. Glatfelter Co.	7,000	143,290
Packaging Corp. of America	23,400	2,561,832
Platform Specialty Products Corp. *	54,000	756,540
PolyOne Corp.	24,210	885,602
PPG Industries, Inc.	63,100	6,641,275
Praxair, Inc.	69,100	8,994,056
Quaker Chemical Corp.	3,200	453,984
Rayonier Advanced Materials, Inc.	6,960	103,774
Reliance Steel & Aluminum Co.	16,700	1,208,412
Resolute Forest Products, Inc. *	28,000	130,200
Royal Gold, Inc.	16,100	1,395,226
RPM International, Inc.	35,300	1,831,011
Schnitzer Steel Industries, Inc., Class A	3,450	89,010
Schweitzer-Mauduit International, Inc.	10,500	403,410
Sealed Air Corp.	51,000	2,219,010
Sensient Technologies Corp.	13,700	1,018,732
Silgan Holdings, Inc.	23,200	702,960
Sonoco Products Co.	22,600	1,095,648
Steel Dynamics, Inc.	64,100	2,269,781
Stepan Co.	7,500	616,275
Summit Materials, Inc., Class A *	24,591	699,368
SunCoke Energy, Inc. *	15,217	136,192
TerraVia Holdings, Inc. *	359,100	71,389
The Chemours Co.	45,361	2,159,637
The Dow Chemical Co.	268,751	17,264,564
The Mosaic Co.	82,612	1,994,254
The Scotts Miracle-Gro Co.	12,500	1,199,875
The Sherwin-Williams Co.	20,101	6,779,464
TimkenSteel Corp. *	6,550	104,080
Tredegar Corp.	5,100	77,010
Trinseo S.A.	12,500	878,750
Tronox Ltd., Class A	27,600	534,888
United States Steel Corp. (b)	46,000	1,080,540
Universal Stainless & Alloy Products, Inc. *	1,800	34,200
Valhi, Inc.	13,600	43,656
Valvoline, Inc.	45,361	1,028,334
Vulcan Materials Co.	31,092	3,828,047
W.R. Grace & Co.	17,400	1,199,904
Westlake Chemical Corp.	7,500	527,700
WestRock Co.	60,669	3,483,614
Worthington Industries, Inc.	11,800	597,906
		205,184,223

Security	Number of Shares	Value ($)
Media 3.1%
A. H. Belo Corp., Class A	13,980	74,094
AMC Entertainment Holdings, Inc., Class A	21,900	446,760
AMC Networks, Inc., Class A *	15,100	965,645
Cable One, Inc.	900	683,910
CBS Corp., Class B — Non Voting Shares	91,190	6,003,038
Central European Media Enterprises Ltd., Class A *	9,900	43,065
Charter Communications, Inc., Class A *	52,272	20,485,919
Cinemark Holdings, Inc.	25,600	995,840
Comcast Corp., Class A	1,132,820	45,822,569
Discovery Communications, Inc., Class A *	38,561	948,601
Discovery Communications, Inc., Class C *	57,261	1,324,447
DISH Network Corp., Class A *	57,800	3,700,934
Entercom Communications Corp., Class A (b)	11,000	108,350
Gannett Co., Inc.	19,500	174,915
Global Eagle Entertainment, Inc. *	17,114	54,080
Gray Television, Inc. *	25,500	379,950
John Wiley & Sons, Inc., Class A	9,000	497,250
Liberty Broadband Corp., Class A *	4,373	432,577
Liberty Broadband Corp., Class C *	17,496	1,735,253
Liberty Global plc LiLAC., Class A *	10,518	270,523
Liberty Global plc LiLAC., Class C *	38,896	992,626
Liberty Global plc, Class A *	59,475	2,013,823
Liberty Global plc, Series C *	155,675	5,101,470
Liberty Media Corp. — Liberty Braves, Class A *	1,749	44,145
Liberty Media Corp. — Liberty Braves, Class C *	7,098	179,083
Liberty Media Corp. — Liberty Formula One, Class A *	4,373	147,589
Liberty Media Corp. — Liberty Formula One, Class C *	26,172	920,469
Liberty Media Corp. — Liberty SiriusXM, Class A *	25,395	1,171,471
Liberty Media Corp. — Liberty SiriusXM, Class C *	42,690	1,963,740
Lions Gate Entertainment Corp., Class A *	10,300	302,820
Lions Gate Entertainment Corp., Class B *	31,486	866,180
Live Nation Entertainment, Inc. *	35,657	1,328,936
Loral Space & Communications, Inc. *	2,800	130,340
Meredith Corp.	9,400	558,830
MSG Networks, Inc., Class A *	10,175	217,745
National CineMedia, Inc.	13,200	94,380
New Media Investment Group, Inc.	11,500	160,310
News Corp., Class A	97,287	1,392,177
News Corp., Class B	25,000	367,500
Nexstar Media Group, Inc., Class A	11,898	778,129
Omnicom Group, Inc.	56,200	4,425,188
Regal Entertainment Group, Class A	22,794	433,542
Salem Media Group, Inc.	5,700	40,755
Scholastic Corp.	7,300	302,439
Scripps Networks Interactive, Inc., Class A	22,800	1,992,948
Sinclair Broadcast Group, Inc., Class A	18,400	663,320
Sirius XM Holdings, Inc. (b)	375,300	2,199,258
TEGNA, Inc.	46,100	683,663
The E.W. Scripps Co., Class A *	18,547	364,449
The Interpublic Group of Cos., Inc.	95,337	2,060,233
The Madison Square Garden Co., Class A *	3,791	832,959
The New York Times Co., Class A	40,200	763,800
The Walt Disney Co.	350,739	38,556,738
Time Warner, Inc.	186,357	19,086,684
Time, Inc.	19,122	268,664
Tribune Media Co., Class A	18,500	779,775
Twenty-First Century Fox, Inc., Class A	253,178	7,367,480
Twenty-First Century Fox, Inc., Class B	129,121	3,704,481

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Viacom, Inc., Class B	84,322	2,944,524
World Wrestling Entertainment, Inc., Class A	5,700	120,612
		191,470,995

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
AbbVie, Inc.	386,896	27,047,899
ACADIA Pharmaceuticals, Inc. *	24,600	732,342
Accelerate Diagnostics, Inc. *(b)	10,300	270,375
Acceleron Pharma, Inc. *	12,500	401,875
Achillion Pharmaceuticals, Inc. *	19,800	81,180
Acorda Therapeutics, Inc. *	8,400	181,860
Aerie Pharmaceuticals, Inc. *	8,500	461,550
Agilent Technologies, Inc.	78,817	4,712,468
Agios Pharmaceuticals, Inc. *	8,000	447,520
Akorn, Inc. *	26,000	874,120
Albany Molecular Research, Inc. *	8,800	191,312
Alder Biopharmaceuticals, Inc. *	14,600	156,950
Alexion Pharmaceuticals, Inc. *	55,500	7,622,370
Alkermes plc *	38,241	2,080,693
Allergan plc	80,787	20,384,984
Alnylam Pharmaceuticals, Inc. *	21,600	1,787,184
AMAG Pharmaceuticals, Inc. *	6,600	129,690
Amgen, Inc.	178,789	31,200,468
Amicus Therapeutics, Inc. *	27,200	352,240
Aptevo Therapeutics, Inc. *	5,200	9,568
AquaBounty Technologies, Inc. *	237	1,633
Aratana Therapeutics, Inc. *	10,100	68,175
ArQule, Inc. *	21,000	24,360
Array BioPharma, Inc. *	62,184	467,002
Avexis, Inc. *	4,900	453,985
Bio-Rad Laboratories, Inc., Class A *	4,900	1,154,587
Bio-Techne Corp.	10,500	1,217,055
BioCryst Pharmaceuticals, Inc. *	23,900	122,129
Biogen, Inc. *	51,212	14,830,483
BioMarin Pharmaceutical, Inc. *	44,205	3,878,105
Bioverativ, Inc. *	30,006	1,859,472
Bluebird Bio, Inc. *	10,900	1,027,325
Blueprint Medicines Corp. *	8,100	423,873
Bristol-Myers Squibb Co.	396,053	22,535,416
Bruker Corp.	29,700	851,796
Calithera Biosciences, Inc. *	20,500	313,650
Cambrex Corp. *	7,200	439,200
Catalent, Inc. *	27,800	964,660
Celgene Corp. *	189,962	25,722,754
Celldex Therapeutics, Inc. *	25,800	59,082
Charles River Laboratories International, Inc. *	14,016	1,376,371
Clovis Oncology, Inc. *	13,800	1,170,378
Coherus Biosciences, Inc. *	13,200	172,260
Collegium Pharmaceutical, Inc. *(b)	14,300	171,171
Corcept Therapeutics, Inc. *	30,000	374,100
CytomX Therapeutics, Inc. *	19,500	263,055
Depomed, Inc. *	14,500	149,495
Dermira, Inc. *	9,400	258,782
Eagle Pharmaceuticals, Inc. *	2,500	122,875
Eli Lilly & Co.	235,189	19,440,723
Emergent BioSolutions, Inc. *	10,400	378,248
Endo International plc *	30,000	330,600
Endocyte, Inc. *	11,300	16,046
Enzo Biochem, Inc. *	43,981	477,194
Exact Sciences Corp. *	29,800	1,156,240
Exelixis, Inc. *	59,800	1,621,178
FibroGen, Inc. *	12,700	433,705
Five Prime Therapeutics, Inc. *	9,200	258,888
Flexion Therapeutics, Inc. *(b)	11,400	259,920
Fluidigm Corp. *	6,000	22,560
Foundation Medicine, Inc. *	6,500	229,775
Security	Number of Shares	Value ($)
Galectin Therapeutics, Inc. *(b)	21,400	43,014
Genomic Health, Inc. *	8,400	267,960
Geron Corp. *(b)	46,200	122,430
Gilead Sciences, Inc.	318,192	24,211,229
Global Blood Therapeutics, Inc. *	8,100	211,410
Halozyme Therapeutics, Inc. *	28,000	355,040
Harvard Bioscience, Inc. *	19,300	54,040
Heron Therapeutics, Inc. *	8,200	129,970
Horizon Pharma plc *	25,000	299,500
Idera Pharmaceuticals, Inc. *	156,400	287,776
Ignyta, Inc. *	33,900	322,050
Illumina, Inc. *	36,100	6,275,985
ImmunoGen, Inc. *(b)	36,100	214,434
Immunomedics, Inc. *	19,848	169,899
Impax Laboratories, Inc. *	13,800	267,030
INC Research Holdings, Inc., Class A *	14,000	770,000
Incyte Corp. *	41,300	5,504,877
Innoviva, Inc. *	13,700	187,964
Inovio Pharmaceuticals, Inc. *	20,194	112,279
Insmed, Inc. *	15,000	242,550
Intercept Pharmaceuticals, Inc. *	4,000	468,520
Intrexon Corp. *(b)	15,900	343,281
Ionis Pharmaceuticals, Inc. *	29,400	1,540,560
Ironwood Pharmaceuticals, Inc. *	36,600	649,650
Jazz Pharmaceuticals plc *	14,400	2,211,984
Johnson & Johnson	651,909	86,521,362
Juno Therapeutics, Inc. *	18,800	534,484
Keryx Biopharmaceuticals, Inc. *(b)	24,800	173,848
Kite Pharma, Inc. *	11,900	1,290,079
Lannett Co., Inc. *(b)	8,800	179,080
Lexicon Pharmaceuticals, Inc. *	18,214	296,888
Ligand Pharmaceuticals, Inc. *	4,948	598,263
Loxo Oncology, Inc. *	5,000	361,550
Luminex Corp.	12,900	263,547
MacroGenics, Inc. *	7,500	123,900
Mallinckrodt plc *	25,602	1,172,571
Merck & Co., Inc.	660,616	42,200,150
Merrimack Pharmaceuticals, Inc. (b)	38,590	51,325
Mettler-Toledo International, Inc. *	6,400	3,667,712
MiMedx Group, Inc. *	26,820	401,227
Momenta Pharmaceuticals, Inc. *	13,500	223,425
Mylan N.V. *	116,700	4,550,133
Myriad Genetics, Inc. *	16,600	402,882
Nektar Therapeutics *	43,600	951,788
Neurocrine Biosciences, Inc. *	22,700	1,090,281
Novavax, Inc. *	52,500	54,600
Omeros Corp. *	8,800	184,448
OPKO Health, Inc. *(b)	77,300	498,585
Pacific Biosciences of California, Inc. *	17,500	57,050
Pacira Pharmaceuticals, Inc. *	13,200	521,400
PAREXEL International Corp. *	13,800	1,207,776
PerkinElmer, Inc.	29,677	1,953,637
Perrigo Co., plc	34,000	2,547,280
Pfizer, Inc.	1,440,125	47,754,545
Portola Pharmaceuticals, Inc. *	13,300	820,610
PRA Health Sciences, Inc. *	8,100	602,640
Prestige Brands Holdings, Inc. *	16,300	874,169
Progenics Pharmaceuticals, Inc. *	39,500	238,185
Proteostasis Therapeutics, Inc. *	18,300	51,972
Prothena Corp. plc *	8,919	550,837
PTC Therapeutics, Inc. *	5,885	121,349
Puma Biotechnology, Inc. *	9,700	921,985
Quintiles IMS Holdings, Inc. *	35,243	3,191,254
Radius Health, Inc. *(b)	8,000	352,240
Reata Pharmaceuticals, Inc., Class A *(b)	9,700	284,016
Regeneron Pharmaceuticals, Inc. *	18,600	9,144,132
Repligen Corp. *	9,886	398,109
Retrophin, Inc. *	9,400	190,256
Revance Therapeutics, Inc. *	16,500	375,375

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Rigel Pharmaceuticals, Inc. *	48,200	114,234
Sage Therapeutics, Inc. *	8,400	669,900
Sangamo Therapeutics, Inc. *	14,600	125,560
Sarepta Therapeutics, Inc. *	9,800	378,084
Seattle Genetics, Inc. *	23,400	1,181,700
Seres Therapeutics, Inc. *	20,000	270,600
Spark Therapeutics, Inc. *	5,900	418,900
Spectrum Pharmaceuticals, Inc. *	24,200	180,532
Spring Bank Pharmaceuticals, Inc. *	3,900	52,533
Sucampo Pharmaceuticals, Inc., Class A *	4,300	46,655
Supernus Pharmaceuticals, Inc. *	10,797	436,739
Synergy Pharmaceuticals, Inc. *	47,900	185,852
TESARO, Inc. *	8,095	1,033,408
TG Therapeutics, Inc. *	13,000	149,500
The Medicines Co. *	17,700	680,565
TherapeuticsMD, Inc. *(b)	35,777	202,140
Theravance Biopharma, Inc. *	13,214	424,566
Thermo Fisher Scientific, Inc.	95,502	16,763,466
Trevena, Inc. *	56,700	147,987
Ultragenyx Pharmaceutical, Inc. *	12,000	795,840
United Therapeutics Corp. *	11,200	1,438,080
Vanda Pharmaceuticals, Inc. *	13,953	216,969
Vertex Pharmaceuticals, Inc. *	61,244	9,298,064
VWR Corp. *	19,000	627,000
Waters Corp. *	19,772	3,429,256
Xencor, Inc. *	19,900	464,665
ZIOPHARM Oncology, Inc. *(b)	33,811	186,975
Zoetis, Inc.	118,479	7,407,307
Zogenix, Inc. *	27,800	333,600
		515,100,008

Real Estate 4.1%
Acadia Realty Trust	23,300	692,942
Agree Realty Corp.	5,000	245,850
Alexander & Baldwin, Inc.	17,800	746,354
Alexander's, Inc.	1,400	608,986
Alexandria Real Estate Equities, Inc.	23,400	2,837,250
Altisource Residential Corp.	10,789	140,365
American Assets Trust, Inc.	8,000	324,880
American Campus Communities, Inc.	36,200	1,735,428
American Homes 4 Rent, Class A	44,300	1,019,343
American Realty Investors, Inc. *	1,537	13,187
American Tower Corp.	100,744	13,734,430
Apartment Investment & Management Co., Class A	39,211	1,786,061
Apple Hospitality REIT, Inc.	35,000	646,100
Armada Hoffler Properties, Inc.	20,000	265,200
Ashford Hospitality Prime, Inc.	2,168	22,460
Ashford Hospitality Trust, Inc.	9,000	56,610
AvalonBay Communities, Inc.	32,619	6,274,265
Boston Properties, Inc.	36,400	4,401,124
Brandywine Realty Trust	45,663	767,595
Brixmor Property Group, Inc.	64,500	1,263,555
Camden Property Trust	23,800	2,134,860
Care Capital Properties, Inc.	16,741	405,467
CareTrust REIT, Inc.	7,131	130,069
CBL & Associates Properties, Inc.	54,085	475,407
CBRE Group, Inc., Class A *	65,800	2,499,742
Cedar Realty Trust, Inc.	33,200	171,976
Chatham Lodging Trust	8,234	170,279
Chesapeake Lodging Trust	18,500	466,755
Colony NorthStar, Inc., Class A	117,152	1,715,105
Columbia Property Trust, Inc.	30,300	659,025
Consolidated-Tomoka Land Co.	2,000	110,880
CoreCivic, Inc.	30,985	858,285
CorEnergy Infrastructure Trust, Inc.	8,700	309,807
CoreSite Realty Corp.	7,300	792,634
Corporate Office Properties Trust	27,600	918,804
Security	Number of Shares	Value ($)
Cousins Properties, Inc.	117,997	1,084,392
Crown Castle International Corp.	97,223	9,778,689
CubeSmart	41,400	1,020,924
CyrusOne, Inc.	17,600	1,050,896
DCT Industrial Trust, Inc.	21,900	1,233,846
DDR Corp.	52,784	537,869
DiamondRock Hospitality Co.	59,386	693,628
Digital Realty Trust, Inc.	37,500	4,325,250
Douglas Emmett, Inc.	40,048	1,532,236
Duke Realty Corp.	89,590	2,561,378
DuPont Fabros Technology, Inc.	17,100	1,065,843
EastGroup Properties, Inc.	10,000	871,800
Education Realty Trust, Inc.	14,966	561,973
Empire State Realty Trust, Inc., Class A	22,502	470,067
EPR Properties	13,600	984,368
Equinix, Inc.	18,066	8,142,888
Equity Commonwealth *	33,150	1,046,877
Equity LifeStyle Properties, Inc.	20,700	1,807,110
Equity Residential	83,500	5,683,010
Essex Property Trust, Inc.	14,989	3,922,621
Extra Space Storage, Inc.	29,800	2,369,100
Federal Realty Investment Trust	17,100	2,267,973
FelCor Lodging Trust, Inc.	28,000	206,640
First Industrial Realty Trust, Inc.	33,800	1,031,576
First Potomac Realty Trust	14,800	164,724
Forest City Realty Trust, Inc., Class A	58,100	1,416,478
Forestar Group, Inc. *	4,933	84,601
Four Corners Property Trust, Inc.	11,616	294,814
Franklin Street Properties Corp.	22,500	237,825
FRP Holdings, Inc. *	8,500	392,275
Gaming & Leisure Properties, Inc.	50,948	1,932,967
Getty Realty Corp.	9,552	248,161
GGP, Inc.	143,409	3,242,477
Global Net Lease, Inc.	13,333	293,326
Government Properties Income Trust	22,900	406,017
Gramercy Property Trust	36,304	1,097,107
Griffin Industrial Realty, Inc.	300	9,657
HCP, Inc.	113,248	3,584,299
Healthcare Realty Trust, Inc.	24,600	819,180
Healthcare Trust of America, Inc., Class A	38,400	1,174,656
Hersha Hospitality Trust	10,000	187,600
HFF, Inc., Class A	9,800	359,856
Highwoods Properties, Inc.	21,854	1,125,918
Hospitality Properties Trust	39,500	1,147,870
Host Hotels & Resorts, Inc.	183,063	3,415,956
Hudson Pacific Properties, Inc.	39,100	1,279,352
InfraREIT, Inc.	18,000	404,820
Investors Real Estate Trust	28,600	177,892
Invitation Homes, Inc.	31,500	671,580
Iron Mountain, Inc.	60,173	2,192,102
iStar, Inc. *	36,990	442,031
JBG SMITH Properties *	21,246	753,808
Jones Lang LaSalle, Inc.	9,300	1,183,146
Kennedy-Wilson Holdings, Inc.	12,200	245,220
Kilroy Realty Corp.	24,800	1,721,368
Kimco Realty Corp.	93,295	1,882,693
Kite Realty Group Trust	15,825	324,887
Lamar Advertising Co., Class A	20,200	1,425,514
LaSalle Hotel Properties	19,700	581,938
Lexington Realty Trust	71,667	729,570
Liberty Property Trust	33,100	1,390,862
Life Storage, Inc.	11,826	863,771
LTC Properties, Inc.	8,700	449,268
Mack-Cali Realty Corp.	18,500	485,440
Maui Land & Pineapple Co., Inc. *	800	13,880
Medical Properties Trust, Inc.	87,500	1,135,750
Mid-America Apartment Communities, Inc.	29,066	3,009,203
Monmouth Real Estate Investment Corp.	18,100	278,921
Monogram Residential Trust, Inc.	55,400	662,584

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
National Health Investors, Inc.	9,500	733,875
National Retail Properties, Inc.	35,520	1,420,090
National Storage Affiliates Trust	22,300	512,008
New Century Financial Corp. *(e)	3,600	—
New Senior Investment Group, Inc.	20,583	213,857
NorthStar Realty Europe Corp.	10,512	135,710
Omega Healthcare Investors, Inc.	50,194	1,585,628
One Liberty Properties, Inc.	1,400	34,412
Outfront Media, Inc.	36,703	839,398
Paramount Group, Inc.	45,900	751,383
Park Hotels & Resorts, Inc.	41,621	1,120,854
Parkway, Inc.	9,712	223,473
Pebblebrook Hotel Trust	21,700	730,639
Pennsylvania Real Estate Investment Trust	13,900	165,271
Physicians Realty Trust	24,400	454,328
Piedmont Office Realty Trust, Inc., Class A	40,600	853,006
Potlatch Corp.	12,353	591,091
Preferred Apartment Communities, Inc., Class A	3,700	63,899
Prologis, Inc.	122,234	7,433,050
PS Business Parks, Inc.	6,800	914,328
Public Storage	35,297	7,256,004
QTS Realty Trust, Inc., Class A	9,100	486,577
Quality Care Properties, Inc. *	19,109	321,413
RAIT Financial Trust	16,199	32,398
Ramco-Gershenson Properties Trust	22,500	317,025
Rayonier, Inc.	32,182	935,531
RE/MAX Holdings, Inc., Class A	9,200	534,980
Realogy Holdings Corp.	29,400	976,080
Realty Income Corp.	69,235	3,950,549
Regency Centers Corp.	34,168	2,262,605
Retail Opportunity Investments Corp.	29,100	590,148
Retail Properties of America, Inc., Class A	60,000	793,800
Rexford Industrial Realty, Inc.	14,402	410,745
RLJ Lodging Trust	30,400	643,264
Ryman Hospitality Properties, Inc.	15,237	953,684
Sabra Health Care REIT, Inc.	13,700	317,840
Saul Centers, Inc.	4,700	278,052
SBA Communications Corp. *	28,900	3,975,195
Select Income REIT	14,600	342,662
Senior Housing Properties Trust	57,819	1,124,580
Seritage Growth Properties, Class A (b)	5,300	247,881
Simon Property Group, Inc.	74,811	11,857,544
SL Green Realty Corp.	21,966	2,268,429
Spirit Realty Capital, Inc.	128,648	1,020,179
STAG Industrial, Inc.	11,900	324,751
Starwood Waypoint Homes	23,740	829,950
STORE Capital Corp.	40,100	937,939
Summit Hotel Properties, Inc.	27,700	496,661
Sun Communities, Inc.	14,492	1,289,933
Sunstone Hotel Investors, Inc.	62,013	1,009,572
Tanger Factory Outlet Centers, Inc.	31,200	824,616
Taubman Centers, Inc.	15,400	875,798
Tejon Ranch Co. *	3,674	77,081
Terreno Realty Corp.	10,000	346,200
The GEO Group, Inc.	29,848	876,039
The Howard Hughes Corp. *	10,000	1,258,100
The Macerich Co.	27,405	1,572,773
The RMR Group, Inc., Class A	1,889	92,278
The St. Joe Co. *	18,800	339,340
Tier REIT, Inc.	20,000	369,600
UDR, Inc.	63,261	2,472,872
UMH Properties, Inc.	7,900	130,666
Uniti Group, Inc.	42,753	1,094,477
Universal Health Realty Income Trust	4,700	364,156
Urban Edge Properties	30,146	757,569
Urstadt Biddle Properties, Inc., Class A	4,500	94,230
Ventas, Inc.	87,466	5,890,835
VEREIT, Inc.	256,000	2,127,360
Security	Number of Shares	Value ($)
Vornado Realty Trust	42,492	3,371,740
Washington Prime Group, Inc.	66,404	598,964
Washington Real Estate Investment Trust	23,100	772,233
Weingarten Realty Investors	34,375	1,115,813
Welltower, Inc.	91,558	6,719,442
Weyerhaeuser Co.	183,007	6,042,891
Whitestone REIT	2,100	27,405
WP Carey, Inc.	27,400	1,877,174
Xenia Hotels & Resorts, Inc.	35,200	715,264
		253,960,585

Retailing 4.9%
Aaron's, Inc.	14,675	679,159
Abercrombie & Fitch Co., Class A	11,800	116,112
Advance Auto Parts, Inc.	17,040	1,908,650
Amazon.com, Inc. *	95,725	94,555,240
America's Car-Mart, Inc. *	6,850	268,520
American Eagle Outfitters, Inc.	40,750	482,480
Asbury Automotive Group, Inc. *	6,500	351,000
Ascena Retail Group, Inc. *	34,141	79,890
AutoNation, Inc. *	13,800	584,844
AutoZone, Inc. *	6,800	3,670,776
Barnes & Noble Education, Inc. *	4,676	33,807
Barnes & Noble, Inc.	7,400	60,310
Bed Bath & Beyond, Inc.	35,500	1,061,450
Best Buy Co., Inc.	63,425	3,700,214
Big Lots, Inc.	9,200	456,964
Burlington Stores, Inc. *	17,000	1,479,510
Cabela's, Inc. *	12,700	723,646
Caleres, Inc.	6,675	182,094
CarMax, Inc. *	40,246	2,666,298
Chico's FAS, Inc.	26,200	239,730
Core-Mark Holding Co., Inc.	8,000	293,360
Dick's Sporting Goods, Inc.	24,700	922,298
Dillard's, Inc., Class A (b)	4,300	317,426
Dollar General Corp.	59,625	4,481,415
Dollar Tree, Inc. *	57,144	4,118,940
DSW, Inc., Class A	29,960	540,478
Etsy, Inc. *	31,300	449,781
Expedia, Inc.	28,569	4,470,191
Express, Inc. *	12,600	76,356
Five Below, Inc. *	15,800	763,298
Foot Locker, Inc.	29,900	1,410,981
Francesca's Holdings Corp. *	13,300	129,409
Fred's, Inc., Class A (b)	6,700	45,359
FTD Cos., Inc. *	8,070	158,576
GameStop Corp., Class A	19,348	419,658
Genesco, Inc. *	8,500	272,850
Genuine Parts Co.	36,300	3,082,959
Group 1 Automotive, Inc.	7,900	470,445
Guess?, Inc.	16,800	219,408
Hibbett Sports, Inc. *	12,443	194,111
HSN, Inc.	6,269	248,566
Kirkland's, Inc. *	8,700	81,345
Kohl's Corp.	45,900	1,897,965
L Brands, Inc.	56,120	2,603,407
Lands' End, Inc. *	7,747	104,585
Liberty Expedia Holdings, Inc., Class A *	15,838	903,558
Liberty Interactive Corp., QVC Group, Class A *	104,609	2,504,339
Liberty TripAdvisor Holdings, Inc., Class A *	13,830	162,503
Liberty Ventures, Series A *	21,708	1,315,071
Lithia Motors, Inc., Class A	7,100	733,075
LKQ Corp. *	66,600	2,301,696
Lowe's Cos., Inc.	205,351	15,894,167
Lumber Liquidators Holdings, Inc. *	4,600	113,666
Macy's, Inc.	63,863	1,516,746
MarineMax, Inc. *	16,300	243,685

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Monro Muffler Brake, Inc.	10,162	473,549
Murphy USA, Inc. *	6,875	520,644
Netflix, Inc. *	103,747	18,846,680
Nordstrom, Inc.	26,300	1,277,391
Nutrisystem, Inc.	13,300	741,475
O'Reilly Automotive, Inc. *	22,899	4,678,266
Office Depot, Inc.	156,456	918,397
Ollie's Bargain Outlet Holdings, Inc. *	10,377	463,852
Penske Automotive Group, Inc.	9,100	396,214
PetMed Express, Inc.	9,000	427,860
Pier 1 Imports, Inc.	15,800	72,838
Pool Corp.	9,962	1,077,091
Rent-A-Center, Inc. (b)	33,550	443,531
RH *(b)	6,300	410,319
Ross Stores, Inc.	97,300	5,382,636
Sally Beauty Holdings, Inc. *	31,150	630,165
Sears Holdings Corp. *(b)	26,785	233,565
Select Comfort Corp. *	12,200	412,482
Shoe Carnival, Inc.	6,300	115,038
Shutterfly, Inc. *	6,300	308,952
Signet Jewelers Ltd. (b)	16,800	1,027,488
Sonic Automotive, Inc., Class A	11,200	203,280
Staples, Inc.	160,700	1,631,105
Tailored Brands, Inc.	21,100	264,594
Target Corp.	136,278	7,722,874
The Buckle, Inc. (b)	3,875	66,263
The Cato Corp., Class A	7,100	120,771
The Children's Place, Inc.	3,600	380,340
The Finish Line, Inc., Class A	7,161	98,535
The Gap, Inc.	51,800	1,234,394
The Home Depot, Inc.	289,863	43,363,505
The Michaels Cos., Inc. *	26,400	531,696
The Priceline Group, Inc. *	11,976	24,293,316
The TJX Cos., Inc.	158,047	11,112,285
Tiffany & Co.	25,600	2,445,056
Tile Shop Holdings, Inc.	13,900	202,940
Tractor Supply Co.	30,100	1,689,212
Trans World Entertainment Corp. *	9,700	16,975
TripAdvisor, Inc. *	27,672	1,079,761
Tuesday Morning Corp. *(b)	10,800	19,980
Ulta Salon, Cosmetics & Fragrance, Inc. *	13,800	3,466,698
Urban Outfitters, Inc. *	18,000	352,620
Vitamin Shoppe, Inc. *	4,200	46,200
Wayfair, Inc., Class A *	7,500	572,625
West Marine, Inc.	8,200	105,698
Williams-Sonoma, Inc.	22,900	1,063,247
Winmark Corp.	1,700	226,185
Zumiez, Inc. *	10,500	133,350
		308,064,305

Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc. *	12,500	906,875
Advanced Micro Devices, Inc. *	185,800	2,528,738
Amkor Technology, Inc. *	35,700	370,209
Analog Devices, Inc.	89,235	7,050,457
Applied Materials, Inc.	254,698	11,285,668
Axcelis Technologies, Inc. *	15,000	333,000
AXT, Inc. *	3,500	30,625
Broadcom Ltd.	95,704	23,606,349
Brooks Automation, Inc.	25,085	616,088
Cabot Microelectronics Corp.	5,660	419,689
Cavium, Inc. *	17,370	1,075,898
CEVA, Inc. *	7,233	334,526
Cirrus Logic, Inc. *	19,100	1,173,504
Cohu, Inc.	7,500	136,650
Cree, Inc. *	20,900	541,519
Cypress Semiconductor Corp.	69,226	983,009
Diodes, Inc. *	11,012	292,148
Security	Number of Shares	Value ($)
DSP Group, Inc. *	6,300	79,380
Entegris, Inc. *	35,399	923,914
First Solar, Inc. *	20,779	1,024,613
FormFactor, Inc. *	14,600	191,260
GSI Technology, Inc. *	8,500	61,710
Inphi Corp. *	14,400	552,960
Integrated Device Technology, Inc. *	38,920	1,017,369
Intel Corp.	1,136,397	40,308,002
IXYS Corp. *	6,900	120,060
KLA-Tencor Corp.	38,000	3,519,940
Kopin Corp. *	19,600	74,480
Kulicke & Soffa Industries, Inc. *	18,500	398,490
Lam Research Corp.	39,267	6,261,516
Lattice Semiconductor Corp. *	25,100	174,696
MACOM Technology Solutions Holdings, Inc. *	8,619	521,880
Marvell Technology Group Ltd.	111,400	1,733,384
Maxim Integrated Products, Inc.	68,100	3,094,464
MaxLinear, Inc. *	14,822	388,336
Microchip Technology, Inc.	53,380	4,272,537
Micron Technology, Inc. *	240,907	6,774,305
Microsemi Corp. *	26,738	1,392,515
MKS Instruments, Inc.	14,000	1,171,100
Monolithic Power Systems, Inc.	9,600	982,272
Nanometrics, Inc. *	5,300	141,245
NVIDIA Corp.	143,100	23,255,181
ON Semiconductor Corp. *	101,065	1,510,922
PDF Solutions, Inc. *	9,699	155,669
Photronics, Inc. *	18,000	180,900
Power Integrations, Inc.	8,900	628,785
Qorvo, Inc. *	30,074	2,061,873
QUALCOMM, Inc.	352,139	18,730,273
Rambus, Inc. *	19,600	252,644
Rudolph Technologies, Inc. *	16,418	406,346
Semtech Corp. *	21,700	859,320
Silicon Laboratories, Inc. *	9,200	690,920
Skyworks Solutions, Inc.	43,489	4,560,691
SolarEdge Technologies, Inc. *	18,000	413,100
SunPower Corp. *(b)	15,500	172,670
Synaptics, Inc. *	8,450	444,555
Teradyne, Inc.	54,559	1,887,196
Texas Instruments, Inc.	238,197	19,384,472
Ultra Clean Holdings, Inc. *	14,000	328,300
Veeco Instruments, Inc. *	10,084	310,587
Versum Materials, Inc.	24,700	870,922
Xcerra Corp. *	19,192	186,354
Xilinx, Inc.	58,500	3,700,710
Xperi Corp.	11,100	324,675
		208,182,445

Software & Services 12.9%
2U, Inc. *	7,000	362,250
8x8, Inc. *	25,000	317,500
Accenture plc, Class A	148,197	19,090,738
ACI Worldwide, Inc. *	23,100	535,227
Activision Blizzard, Inc.	170,532	10,535,467
Actua Corp. *	8,050	108,675
Acxiom Corp. *	23,700	639,189
Adobe Systems, Inc. *	119,210	17,463,073
Agilysys, Inc. *	8,460	85,108
Akamai Technologies, Inc. *	41,438	1,953,387
Alliance Data Systems Corp.	13,044	3,149,213
Alphabet, Inc., Class A *	71,476	67,580,558
Alphabet, Inc., Class C *	72,227	67,207,223
Amdocs Ltd.	34,600	2,324,082
Angie's List, Inc. *(b)	22,248	266,531
ANSYS, Inc. *	19,286	2,498,501
Aspen Technology, Inc. *	15,400	875,798

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Autodesk, Inc. *	46,600	5,162,814
Automatic Data Processing, Inc.	104,862	12,469,140
Bankrate, Inc. *	14,600	202,940
Bazaarvoice, Inc. *	15,200	71,440
Black Knight Financial Services, Inc., Class A *	10,000	425,000
Blackbaud, Inc.	13,400	1,237,356
Blackhawk Network Holdings, Inc. *	19,203	838,211
Blucora, Inc. *	11,572	259,213
Booz Allen Hamilton Holding Corp.	32,700	1,121,610
Bottomline Technologies de, Inc. *	8,800	250,624
Box, Inc., Class A *	20,000	377,000
Broadridge Financial Solutions, Inc.	30,725	2,330,798
BroadSoft, Inc. *	12,900	568,245
CA, Inc.	78,408	2,433,784
CACI International, Inc., Class A *	4,100	512,910
Cadence Design Systems, Inc. *	72,500	2,675,250
Callidus Software, Inc. *	16,546	402,068
Carbonite, Inc. *	14,300	337,480
Cardtronics plc, Class A *	8,800	275,440
Cars.com, Inc. *	15,366	373,394
CDK Global, Inc.	32,620	2,145,744
Citrix Systems, Inc. *	37,700	2,977,546
Cognizant Technology Solutions Corp., Class A	142,500	9,878,100
CommerceHub, Inc., Series A *	2,534	46,220
CommerceHub, Inc., Series C *	5,069	91,141
CommVault Systems, Inc. *	13,100	780,105
Conduent, Inc. *	38,811	640,770
Convergys Corp.	26,600	637,602
CoreLogic, Inc. *	23,100	1,052,205
Cornerstone OnDemand, Inc. *	12,500	503,875
CoStar Group, Inc. *	7,900	2,176,845
CSG Systems International, Inc.	8,900	368,015
CSRA, Inc.	36,138	1,178,460
Dell Technologies, Inc., Class V *	31,541	2,027,140
Digimarc Corp. *	3,542	111,042
DST Systems, Inc.	16,400	900,360
DXC Technology Co.	68,704	5,385,020
eBay, Inc. *	246,844	8,819,736
Ebix, Inc.	8,303	479,498
Edgewater Technology, Inc. *	767	5,438
Electronic Arts, Inc. *	75,700	8,837,218
Ellie Mae, Inc. *	8,393	732,037
Endurance International Group Holdings, Inc. *	42,300	391,275
EnerNOC, Inc. *	9,754	74,618
Envestnet, Inc. *	15,300	597,465
EPAM Systems, Inc. *	12,000	1,031,160
Euronet Worldwide, Inc. *	11,900	1,149,659
Everi Holdings, Inc. *	28,300	211,118
EVERTEC, Inc.	14,000	249,900
ExlService Holdings, Inc. *	7,200	414,360
Facebook, Inc., Class A *	572,007	96,812,185
Fair Isaac Corp.	8,544	1,217,947
Fidelity National Information Services, Inc.	77,891	7,105,217
FireEye, Inc. *	34,200	500,346
First Data Corp., Class A *	35,000	653,100
Fiserv, Inc. *	51,800	6,656,300
FleetCor Technologies, Inc. *	21,800	3,314,908
Forrester Research, Inc.	6,800	277,440
Fortinet, Inc. *	34,800	1,284,468
Gartner, Inc. *	21,956	2,817,394
Genpact Ltd.	28,274	819,946
Gigamon, Inc. *	9,700	385,575
Global Payments, Inc.	38,028	3,588,702
Glu Mobile, Inc. *	38,900	106,197
GoDaddy, Inc., Class A *	15,100	648,998
Gogo, Inc. *(b)	16,000	194,880
Security	Number of Shares	Value ($)
GrubHub, Inc. *	20,400	941,052
GSE Systems, Inc. *	2,424	6,787
Guidewire Software, Inc. *	19,500	1,407,120
Hortonworks, Inc. *	26,900	360,460
HubSpot, Inc. *	11,300	817,555
IAC/InterActiveCorp *	18,072	1,890,873
Imperva, Inc. *	8,262	372,203
Information Services Group, Inc. *	7,500	30,225
International Business Machines Corp.	204,651	29,606,860
Intuit, Inc.	56,930	7,811,365
j2 Global, Inc.	13,300	1,125,579
Jack Henry & Associates, Inc.	19,400	2,082,008
Leaf Group Ltd. *	5,920	44,696
Leidos Holdings, Inc.	37,900	2,025,376
Liquidity Services, Inc. *	15,481	105,271
LivePerson, Inc. *	19,700	266,935
LogMeIn, Inc.	13,477	1,569,397
Manhattan Associates, Inc. *	16,300	720,460
ManTech International Corp., Class A	8,600	341,592
MasterCard, Inc., Class A	225,756	28,851,617
MAXIMUS, Inc.	16,300	983,868
Microsoft Corp.	1,859,818	135,208,769
MicroStrategy, Inc., Class A *	2,256	303,455
Mitek Systems, Inc. *	34,300	325,850
MoneyGram International, Inc. *	9,037	147,484
Monotype Imaging Holdings, Inc.	6,500	122,525
NeuStar, Inc., Class A *	20,100	671,340
New Relic, Inc. *	7,000	328,720
NIC, Inc.	26,000	422,500
Nuance Communications, Inc. *	59,974	1,037,550
Oracle Corp.	726,213	36,259,815
Pandora Media, Inc. *(b)	40,000	358,000
Paychex, Inc.	79,864	4,620,132
Paycom Software, Inc. *	10,700	749,963
Paylocity Holding Corp. *	8,900	404,683
PayPal Holdings, Inc. *	273,844	16,033,566
Pegasystems, Inc.	12,800	773,760
Perficient, Inc. *	7,800	146,640
PRGX Global, Inc. *	11,000	68,750
Progress Software Corp.	9,300	297,693
Proofpoint, Inc. *	13,000	1,108,120
PROS Holdings, Inc. *	7,826	225,624
PTC, Inc. *	29,380	1,621,482
Qualys, Inc. *	5,600	224,840
Quotient Technology, Inc. *	18,100	209,960
RealPage, Inc. *	12,600	488,250
Red Hat, Inc. *	43,564	4,307,173
Reis, Inc.	1,400	29,960
RingCentral, Inc., Class A *	24,600	856,080
Sabre Corp.	43,200	956,016
salesforce.com, Inc. *	163,522	14,847,798
Science Applications International Corp.	11,785	829,782
ServiceNow, Inc. *	42,400	4,683,080
ServiceSource International, Inc. *	14,400	54,720
Shutterstock, Inc. *	4,000	168,560
Splunk, Inc. *	32,500	1,950,325
SPS Commerce, Inc. *	4,300	248,540
SS&C Technologies Holdings, Inc.	42,400	1,643,424
Stamps.com, Inc. *	5,827	862,979
StarTek, Inc. *	3,900	47,970
Sykes Enterprises, Inc. *	11,026	374,884
Symantec Corp.	149,673	4,638,366
Synchronoss Technologies, Inc. *	8,100	136,728
Synopsys, Inc. *	37,884	2,900,778
Syntel, Inc.	8,600	167,614
Tableau Software, Inc., Class A *	17,742	1,143,472
Take-Two Interactive Software, Inc. *	27,500	2,185,700
TeleTech Holdings, Inc.	9,100	380,380
Teradata Corp. *	27,000	859,140

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Hackett Group, Inc.	7,200	118,224
The Ultimate Software Group, Inc. *	6,600	1,489,686
The Western Union Co.	117,232	2,315,332
TiVo Corp.	36,770	720,692
Total System Services, Inc.	42,904	2,722,688
Travelport Worldwide Ltd.	42,100	602,030
TrueCar, Inc. *	30,000	567,900
Twitter, Inc. *	157,400	2,532,566
Tyler Technologies, Inc. *	8,600	1,477,566
Unisys Corp. *	18,200	232,960
Vantiv, Inc., Class A *	39,300	2,497,515
VASCO Data Security International, Inc. *	9,200	124,200
Verint Systems, Inc. *	16,210	642,726
VeriSign, Inc. *	22,275	2,253,562
Virtusa Corp. *	4,700	155,805
Visa, Inc., Class A	444,304	44,234,906
VMware, Inc., Class A *	17,100	1,585,341
Web.com Group, Inc. *	18,523	406,580
WebMD Health Corp. *	7,074	468,652
WEX, Inc. *	8,900	967,252
Workday, Inc., Class A *	29,604	3,022,864
Yelp, Inc. *	14,300	465,179
Zendesk, Inc. *	27,000	791,640
Zillow Group, Inc., Class A *	8,797	399,648
Zillow Group, Inc., Class C *	26,594	1,200,985
Zynga, Inc., Class A *	212,600	767,486
		808,152,736

Technology Hardware & Equipment 5.5%
3D Systems Corp. *(b)	36,100	606,480
Acacia Communications, Inc. *(b)	3,100	135,687
ADTRAN, Inc.	22,200	520,590
Amphenol Corp., Class A	73,700	5,646,894
Anixter International, Inc. *	8,200	645,750
Apple, Inc.	1,257,162	186,977,704
Applied Optoelectronics, Inc. *(b)	6,000	584,940
Arista Networks, Inc. *	8,600	1,283,894
ARRIS International plc *	43,075	1,204,377
Arrow Electronics, Inc. *	18,532	1,506,466
Avnet, Inc.	26,588	1,020,447
AVX Corp.	14,000	250,180
Badger Meter, Inc.	8,000	362,000
Belden, Inc.	11,600	834,504
Benchmark Electronics, Inc. *	7,830	263,480
Black Box Corp.	4,100	32,390
Brocade Communications Systems, Inc.	112,637	1,422,605
CalAmp Corp. *	4,000	76,400
CDW Corp.	40,900	2,594,287
Ciena Corp. *	34,970	900,478
Cisco Systems, Inc.	1,200,440	37,753,838
Cognex Corp.	21,500	2,043,790
Coherent, Inc. *	5,500	1,457,500
CommScope Holding Co., Inc. *	47,382	1,742,710
Communications Systems, Inc.	53,328	229,310
Comtech Telecommunications Corp.	4,175	75,150
Corning, Inc.	228,107	6,647,038
Cray, Inc. *	7,600	156,560
CTS Corp.	8,800	193,600
CUI Global, Inc. *(b)	56,600	181,686
Daktronics, Inc.	8,700	85,086
Diebold Nixdorf, Inc.	23,500	549,900
Digi International, Inc. *	9,100	95,095
Dolby Laboratories, Inc., Class A	18,600	962,550
EchoStar Corp., Class A *	11,940	725,116
Electro Scientific Industries, Inc. *	9,900	85,635
Electronics For Imaging, Inc. *	15,500	752,990
Extreme Networks, Inc. *	27,500	241,725
F5 Networks, Inc. *	15,100	1,823,325
Security	Number of Shares	Value ($)
Fabrinet *	11,108	499,971
FARO Technologies, Inc. *	3,000	118,500
Finisar Corp. *	25,800	702,276
FLIR Systems, Inc.	38,000	1,418,160
Harmonic, Inc. *	20,042	82,172
Harris Corp.	28,655	3,280,138
Hewlett Packard Enterprise Co.	410,436	7,186,734
HP, Inc.	404,136	7,718,998
I.D. Systems, Inc. *	5,500	37,565
II-VI, Inc. *	13,000	495,300
Immersion Corp. *	4,300	36,722
Infinera Corp. *	27,300	320,229
Insight Enterprises, Inc. *	8,950	362,654
InterDigital, Inc.	10,000	728,500
IPG Photonics Corp. *	9,800	1,495,872
Itron, Inc. *	10,200	744,600
Jabil, Inc.	45,400	1,384,700
Juniper Networks, Inc.	85,665	2,394,337
Keysight Technologies, Inc. *	44,058	1,832,372
Kimball Electronics, Inc. *	6,825	132,746
Knowles Corp. *	30,500	462,075
Littelfuse, Inc.	5,300	954,954
Lumentum Holdings, Inc. *	13,510	845,726
Maxwell Technologies, Inc. *	7,700	45,045
Methode Electronics, Inc.	9,500	377,625
Motorola Solutions, Inc.	37,933	3,439,764
MTS Systems Corp.	3,781	199,259
National Instruments Corp.	26,112	1,074,248
NCR Corp. *	35,100	1,328,535
Neonode, Inc. *(b)	31,951	36,744
NetApp, Inc.	64,900	2,817,958
NETGEAR, Inc. *	6,000	287,400
NetScout Systems, Inc. *	26,000	897,000
Oclaro, Inc. *	37,600	367,728
OSI Systems, Inc. *	7,500	599,775
Palo Alto Networks, Inc. *	22,000	2,899,160
Park Electrochemical Corp.	3,600	67,644
PC Connection, Inc.	7,000	180,600
PC-Tel, Inc.	8,900	63,279
Plantronics, Inc.	6,000	271,080
Plexus Corp. *	6,500	348,465
Pure Storage, Inc., Class A *	23,900	288,473
Quantum Corp. *	15,625	126,563
Radisys Corp. *	3,500	8,540
Richardson Electronics Ltd.	7,300	42,778
Rogers Corp. *	4,200	495,474
Sanmina Corp. *	20,900	749,265
ScanSource, Inc. *	6,300	249,480
Seagate Technology plc	72,766	2,398,367
Sonus Networks, Inc. *	10,860	74,174
Super Micro Computer, Inc. *	8,200	220,170
SYNNEX Corp.	8,400	998,928
Systemax, Inc.	8,000	144,960
TE Connectivity Ltd.	84,600	6,800,994
Tech Data Corp. *	8,300	849,920
TESSCO Technologies, Inc.	4,025	53,734
Trimble, Inc. *	62,084	2,323,804
TTM Technologies, Inc. *	11,000	191,180
Ubiquiti Networks, Inc. *(b)	7,700	419,650
Uni-Pixel, Inc. *	161,500	61,209
Universal Display Corp.	10,100	1,218,060
VeriFone Systems, Inc. *	33,100	645,781
ViaSat, Inc. *	15,200	1,004,568
Viavi Solutions, Inc. *	66,453	728,989
Vishay Intertechnology, Inc.	36,488	651,311
Vishay Precision Group, Inc. *	5,620	98,350
Western Digital Corp.	71,998	6,128,470

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Xerox Corp.	48,514	1,487,924
Zebra Technologies Corp., Class A *	13,275	1,350,333
		341,020,216

Telecommunication Services 2.0%
AT&T, Inc.	1,483,607	57,860,673
ATN International, Inc.	3,250	188,500
CenturyLink, Inc.	146,878	3,417,851
Cincinnati Bell, Inc. *	12,293	229,264
Cogent Communications Holdings, Inc.	9,900	413,325
Consolidated Communications Holdings, Inc.	16,757	301,626
General Communication, Inc., Class A *	10,500	448,035
Iridium Communications, Inc. *	17,544	174,563
Level 3 Communications, Inc. *	69,225	4,062,123
Lumos Networks Corp. *	1,500	26,865
ORBCOMM, Inc. *	30,000	348,300
Shenandoah Telecommunications Co.	14,200	436,650
Spok Holdings, Inc.	5,500	90,200
Sprint Corp. *	179,505	1,432,450
Straight Path Communications, Inc., Class B *	1,900	340,860
T-Mobile US, Inc. *	72,795	4,488,540
Telephone & Data Systems, Inc.	22,222	631,771
United States Cellular Corp. *	5,400	204,552
Verizon Communications, Inc.	989,469	47,890,300
Vonage Holdings Corp. *	36,400	240,604
Zayo Group Holdings, Inc. *	21,207	695,377
		123,922,429

Transportation 2.0%
Air Transport Services Group, Inc. *	15,000	365,400
Alaska Air Group, Inc.	29,681	2,529,712
Allegiant Travel Co.	3,200	413,600
AMERCO	1,800	699,408
American Airlines Group, Inc.	114,597	5,780,273
ArcBest Corp.	4,800	133,440
Atlas Air Worldwide Holdings, Inc. *	6,500	386,100
Avis Budget Group, Inc. *	20,600	634,068
C.H. Robinson Worldwide, Inc.	33,200	2,177,920
Celadon Group, Inc. (b)	8,890	40,450
Covenant Transport Group, Inc., Class A *	3,000	56,250
CSX Corp.	224,100	11,057,094
Delta Air Lines, Inc.	178,811	8,826,111
Echo Global Logistics, Inc. *	15,000	204,750
Expeditors International of Washington, Inc.	40,900	2,408,192
FedEx Corp.	58,963	12,266,073
Forward Air Corp.	10,400	539,032
Genesee & Wyoming, Inc., Class A *	14,800	964,368
Hawaiian Holdings, Inc. *	10,700	442,980
Heartland Express, Inc.	16,241	343,172
Hub Group, Inc., Class A *	7,100	241,755
JB Hunt Transport Services, Inc.	19,600	1,777,916
JetBlue Airways Corp. *	84,399	1,850,870
Kansas City Southern	26,555	2,740,210
Kirby Corp. *	15,000	913,500
Knight Transportation, Inc.	14,650	522,272
Landstar System, Inc.	9,700	806,555
Macquarie Infrastructure Corp.	18,600	1,410,066
Marten Transport Ltd.	15,793	251,898
Matson, Inc.	10,500	296,100
Norfolk Southern Corp.	69,100	7,779,278
Old Dominion Freight Line, Inc.	15,102	1,448,433
Roadrunner Transportation Systems, Inc. *	4,900	34,202
Ryder System, Inc.	15,560	1,132,146
Saia, Inc. *	4,450	241,857
Security	Number of Shares	Value ($)
Schneider National, Inc., Class B	15,000	324,300
SkyWest, Inc.	14,300	521,950
Southwest Airlines Co.	146,115	8,110,844
Spirit Airlines, Inc. *	14,000	543,900
Swift Transportation Co. *	19,000	484,500
Union Pacific Corp.	195,870	20,166,775
United Continental Holdings, Inc. *	66,766	4,518,723
United Parcel Service, Inc., Class B	167,041	18,422,952
Universal Logistics Holdings, Inc.	3,300	48,015
Werner Enterprises, Inc.	10,032	297,449
XPO Logistics, Inc. *	22,010	1,323,021
YRC Worldwide, Inc. *	8,600	114,294
		126,592,174

Utilities 3.2%
AES Corp.	138,596	1,549,503
ALLETE, Inc.	14,633	1,072,160
Alliant Energy Corp.	52,600	2,131,878
Ameren Corp.	60,476	3,392,704
American Electric Power Co., Inc.	118,320	8,346,293
American States Water Co.	9,600	474,720
American Water Works Co., Inc.	42,400	3,438,640
Aqua America, Inc.	45,967	1,534,378
Artesian Resources Corp., Class A	4,000	155,560
Atmos Energy Corp.	27,672	2,400,823
Avangrid, Inc.	16,400	744,888
Avista Corp.	15,800	831,238
Black Hills Corp.	13,400	933,444
Cadiz, Inc. *(b)	6,356	82,628
California Water Service Group	11,300	439,570
Calpine Corp. *	65,100	936,138
CenterPoint Energy, Inc.	104,900	2,957,131
Chesapeake Utilities Corp.	2,770	213,983
CMS Energy Corp.	70,959	3,281,144
Connecticut Water Service, Inc.	5,100	290,598
Consolidated Edison, Inc.	71,510	5,925,319
Delta Natural Gas Co., Inc.	1,291	39,285
Dominion Energy, Inc.	150,154	11,588,886
DTE Energy Co.	40,348	4,319,657
Duke Energy Corp.	170,150	14,483,168
Edison International	78,210	6,153,563
El Paso Electric Co.	11,300	586,470
Entergy Corp.	43,693	3,352,127
Eversource Energy	79,036	4,804,598
Exelon Corp.	220,969	8,471,951
FirstEnergy Corp.	104,456	3,333,191
Genie Energy Ltd., Class B	12,800	84,864
Great Plains Energy, Inc.	41,341	1,275,783
Hawaiian Electric Industries, Inc.	27,100	894,029
IDACORP, Inc.	13,300	1,148,588
MDU Resources Group, Inc.	45,325	1,194,314
MGE Energy, Inc.	9,950	662,173
Middlesex Water Co.	9,400	368,856
National Fuel Gas Co.	20,700	1,225,647
New Jersey Resources Corp.	20,150	849,322
NextEra Energy, Inc.	110,872	16,197,290
NiSource, Inc.	65,764	1,713,810
Northwest Natural Gas Co.	6,300	397,530
NorthWestern Corp.	10,900	629,911
NRG Energy, Inc.	82,756	2,037,453
NRG Yield, Inc., Class A	8,300	151,309
NRG Yield, Inc., Class C	30,600	569,160
OGE Energy Corp.	50,200	1,800,172
ONE Gas, Inc.	12,825	933,403
Ormat Technologies, Inc.	8,600	509,980
Otter Tail Corp.	7,800	315,510
Pattern Energy Group, Inc.	14,497	363,875
PG&E Corp.	122,000	8,258,180

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pinnacle West Capital Corp.	28,000	2,428,440
PNM Resources, Inc.	21,200	844,820
Portland General Electric Co.	24,800	1,108,312
PPL Corp.	167,100	6,404,943
Public Service Enterprise Group, Inc.	121,300	5,454,861
Pure Cycle Corp. *	8,000	59,200
SCANA Corp.	36,305	2,336,953
Sempra Energy	61,796	6,983,566
SJW Group.	4,470	236,329
South Jersey Industries, Inc.	19,400	659,018
Southwest Gas Holdings, Inc.	13,400	1,073,340
Spire, Inc.	10,800	784,080
TerraForm Power, Inc., Class A *	9,400	125,960
The Southern Co.	231,773	11,108,880
The York Water Co.	6,100	212,280
UGI Corp.	44,400	2,240,868
Unitil Corp.	7,200	365,400
Vectren Corp.	23,366	1,404,530
Vistra Energy Corp.	82,900	1,362,047
WEC Energy Group, Inc.	74,077	4,664,629
Westar Energy, Inc.	33,000	1,674,750
WGL Holdings, Inc.	14,600	1,251,512
Xcel Energy, Inc.	123,508	5,843,163
		198,474,676
Total Common Stock
(Cost $3,645,357,961)		6,195,974,132

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(e)	18,400	31,280

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(e)	31,000	34,410
FRD Acquisition Co. CVR *(e)	8,700	—
		34,410

Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(e)	8,900	—
Total Rights
(Cost $34,633)		65,690

Other Investment Company 0.4% of net assets

Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 0.89% (c)	25,368,243	25,368,243
Total Other Investment Company
(Cost $25,368,243)		25,368,243
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Barclays Capital, Inc.
0.59%, 08/01/17 (d)	20,178,165	20,178,165
Total Short-Term Investment
(Cost $20,178,165)		20,178,165

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $3,724,486,824 and the unrealized appreciation and depreciation were $2,608,180,495 and ($91,081,089), respectively, with a net unrealized appreciation of $2,517,099,406.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $24,555,825.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at July 31, 2017:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 09/15/17	98	6,979,560	(45,879)
S&P 500 Index, e-mini, Long, expires 09/15/17	323	39,858,200	56,976
Net Unrealized Appreciation			11,097

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$5,942,013,547	$—	$—	$5,942,013,547
Real Estate	253,960,585	—	— *	253,960,585
Rights [1]	—	—	65,690 *	65,690
Other Investment Company[1]	25,368,243	—	—	25,368,243
Short-Term Investment[1]	—	20,178,165	—	20,178,165
Total	$6,221,342,375	$20,178,165	$65,690	$6,241,586,230
Other Financial Instruments
Futures Contracts[2]	$56,976	$—	$—	$56,976
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($45,879)	$—	$—	($45,879)
*	Level 3 amount shown includes securities determined to have no value at July 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.

Schwab Capital Trust
Schwab International Index Fund®

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.6%	Common Stock	2,961,071,794	3,755,861,396
0.6%	Preferred Stock	20,008,102	21,958,369
0.0%	Rights	—	31,136
0.1%	Other Investment Company	4,209,591	4,209,591
0.4%	Short-Term Investments	17,136,503	17,136,503
99.7%	Total Investments	3,002,425,990	3,799,196,995
0.3%	Other Assets and Liabilities, Net		10,666,958
100.0%	Net Assets		3,809,863,953

Security	Number of Shares	Value ($)
Common Stock 98.6% of net assets

Australia 7.1%
Banks 2.4%
Australia & New Zealand Banking Group Ltd.	793,049	18,802,512
Bank of Queensland Ltd.	109,164	1,052,275
Bendigo & Adelaide Bank Ltd.	117,885	1,048,571
Commonwealth Bank of Australia	460,913	30,878,798
National Australia Bank Ltd.	710,946	17,043,362
Westpac Banking Corp.	905,164	23,072,753
		91,898,271
Capital Goods 0.0%
CIMIC Group Ltd.	31,359	1,040,241
Commercial & Professional Services 0.1%
Brambles Ltd.	415,054	3,068,815
SEEK Ltd.	87,652	1,198,547
		4,267,362
Consumer Services 0.2%
Aristocrat Leisure Ltd.	139,618	2,264,105
Crown Resorts Ltd.	106,021	1,079,716
Domino's Pizza Enterprises Ltd.	14,586	621,827
Flight Centre Travel Group Ltd. (a)	17,631	613,252
Tabcorp Holdings Ltd.	197,467	659,821
Tatts Group Ltd.	359,783	1,151,368
		6,390,089
Diversified Financials 0.4%
AMP Ltd.	815,172	3,514,175
ASX Ltd.	51,877	2,169,785
Challenger Ltd.	152,696	1,569,242
Macquarie Group Ltd.	86,446	5,934,814
		13,188,016
Energy 0.3%
Caltex Australia Ltd.	72,637	1,810,170
Oil Search Ltd.	349,709	1,860,663
Origin Energy Ltd. *	452,042	2,504,081
Santos Ltd. *	514,769	1,398,767
Woodside Petroleum Ltd.	198,769	4,645,348
		12,219,029
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.5%
Wesfarmers Ltd.	303,139	9,877,965
Woolworths Ltd.	340,335	7,263,914
		17,141,879
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	149,082	981,695
Treasury Wine Estates Ltd.	197,760	1,925,345
		2,907,040
Health Care Equipment & Services 0.2%
Cochlear Ltd.	15,371	1,755,886
Healthscope Ltd.	509,967	848,849
Ramsay Health Care Ltd.	37,153	2,097,891
Sonic Healthcare Ltd.	106,637	1,903,142
		6,605,768
Insurance 0.3%
Insurance Australia Group Ltd.	637,841	3,401,855
Medibank Pvt Ltd.	707,986	1,540,605
QBE Insurance Group Ltd.	357,840	3,390,017
Suncorp Group Ltd.	346,399	3,959,221
		12,291,698
Materials 1.2%
Alumina Ltd.	652,303	990,766
Amcor Ltd.	305,104	3,745,288
BHP Billiton Ltd.	856,554	17,838,949
BlueScope Steel Ltd.	151,514	1,596,131
Boral Ltd.	323,453	1,792,471
Fortescue Metals Group Ltd.	430,023	1,976,476
Incitec Pivot Ltd.	440,834	1,125,533
James Hardie Industries plc CDI	120,847	1,850,387
Newcrest Mining Ltd.	205,986	3,346,975
Orica Ltd.	96,446	1,533,258
Rio Tinto Ltd.	112,521	5,931,598
South32 Ltd.	1,447,464	3,375,997
		45,103,829
Media 0.0%
REA Group Ltd.	15,509	855,477
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	121,823	12,273,938
Real Estate 0.6%
Dexus	264,927	1,989,356
Goodman Group	488,612	3,113,796
LendLease Group	150,401	2,028,642
Mirvac Group	951,910	1,653,426
Scentre Group	1,398,077	4,623,057
Stockland	669,968	2,252,598
The GPT Group	483,720	1,854,616
Vicinity Centres	890,245	1,959,287
Westfield Corp.	539,287	3,315,711
		22,790,489
Retailing 0.0%
Harvey Norman Holdings Ltd.	132,814	464,390
Software & Services 0.0%
Computershare Ltd.	115,712	1,301,935

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Telstra Corp., Ltd.	1,107,825	3,634,295
TPG Telecom Ltd.	90,804	407,467
		4,041,762
Transportation 0.2%
Aurizon Holdings Ltd.	541,071	2,171,726
Qantas Airways Ltd.	140,843	598,593
Sydney Airport	283,449	1,527,852
Transurban Group	543,502	4,963,541
		9,261,712
Utilities 0.2%
AGL Energy Ltd.	176,381	3,401,282
APA Group	287,747	1,985,107
AusNet Services	540,546	707,031
		6,093,420
		270,136,345

Austria 0.2%
Banks 0.1%
Erste Group Bank AG *	82,047	3,398,786
Raiffeisen Bank International AG *	38,386	1,131,223
		4,530,009
Capital Goods 0.0%
ANDRITZ AG	19,563	1,197,719
Energy 0.1%
OMV AG	38,182	2,162,902
Materials 0.0%
voestalpine AG	29,000	1,469,833
		9,360,463

Belgium 1.2%
Banks 0.1%
KBC Group N.V.	66,730	5,516,838
Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	21,293	2,183,862
Food & Staples Retailing 0.0%
Colruyt S.A.	17,161	961,673
Food, Beverage & Tobacco 0.7%
Anheuser-Busch InBev S.A./N.V.	203,718	24,575,007
Insurance 0.1%
Ageas	52,462	2,361,770
Materials 0.1%
Solvay S.A.	19,211	2,754,496
Umicore S.A.	25,057	2,011,629
		4,766,125
Media 0.0%
Telenet Group Holding N.V. *	14,963	1,044,632
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	33,380	2,430,796
Telecommunication Services 0.0%
Proximus	39,640	1,393,931
		45,234,634

Denmark 1.8%
Banks 0.2%
Danske Bank A/S	196,556	7,960,061
Capital Goods 0.2%
Vestas Wind Systems A/S	58,832	5,749,762
Commercial & Professional Services 0.0%
ISS A/S	45,366	1,859,771
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.1%
Pandora A/S	29,414	3,385,215
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	29,022	3,224,318
Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	31,018	2,664,715
William Demant Holding A/S *	32,260	857,115
		3,521,830
Insurance 0.0%
Tryg A/S	28,614	644,739
Materials 0.1%
Chr. Hansen Holding A/S	25,970	2,091,399
Novozymes A/S, B Shares	63,304	2,923,090
		5,014,489
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Genmab A/S *	15,317	3,480,965
H. Lundbeck A/S	18,116	1,086,267
Novo Nordisk A/S, Class B	486,431	20,687,626
		25,254,858
Telecommunication Services 0.0%
TDC A/S	207,416	1,279,872
Transportation 0.2%
AP Moeller — Maersk A/S, Series A	1,021	2,132,385
AP Moeller — Maersk A/S, Series B	1,705	3,721,741
DSV A/S	51,811	3,345,213
		9,199,339
Utilities 0.1%
DONG Energy A/S	40,033	1,931,290
		69,025,544

Finland 1.0%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	30,079	1,226,450
Capital Goods 0.2%
Kone Oyj, Class B	90,757	4,727,290
Metso Oyj	30,201	960,807
Wartsila Oyj Abp	39,472	2,623,237
		8,311,334
Energy 0.0%
Neste Oyj	35,089	1,521,249
Insurance 0.2%
Sampo Oyj, A Shares	117,653	6,434,628
Materials 0.2%
Stora Enso Oyj, R Shares	141,926	1,897,526
UPM-Kymmene Oyj	142,179	3,870,553
		5,768,079
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	26,910	1,360,051
Technology Hardware & Equipment 0.3%
Nokia Oyj	1,562,052	9,967,739
Telecommunication Services 0.0%
Elisa Oyj	37,714	1,552,567
Utilities 0.1%
Fortum Oyj	122,138	1,997,215
		38,139,312

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
France 10.3%
Automobiles & Components 0.5%
Compagnie Generale des Etablissements Michelin	45,351	6,142,161
Peugeot S.A.	129,383	2,783,122
Renault S.A.	47,706	4,297,924
Valeo S.A.	64,641	4,475,649
		17,698,856
Banks 1.1%
BNP Paribas S.A.	299,906	23,241,412
Credit Agricole S.A.	307,292	5,393,696
Natixis S.A.	256,340	1,862,706
Societe Generale S.A.	206,012	12,079,453
		42,577,267
Capital Goods 1.8%
Airbus SE	154,028	12,870,054
Alstom S.A.	42,876	1,536,081
Bouygues S.A.	56,530	2,423,673
Compagnie de Saint-Gobain	133,324	7,397,708
Dassault Aviation S.A.	607	911,348
Eiffage S.A.	19,069	1,847,131
Legrand S.A.	71,348	4,928,549
Rexel S.A.	77,313	1,224,286
Safran S.A.	82,811	7,834,804
Schneider Electric SE *	150,770	11,832,910
Thales S.A.	28,391	3,143,108
Vinci S.A.	133,245	11,931,605
Zodiac Aerospace	52,992	1,515,448
		69,396,705
Commercial & Professional Services 0.1%
Bureau Veritas S.A.	67,071	1,528,188
Edenred	55,957	1,470,988
Societe BIC S.A.	8,402	985,520
		3,984,696
Consumer Durables & Apparel 0.8%
Hermes International	8,392	4,250,670
Kering	20,124	7,033,766
LVMH Moet Hennessy Louis Vuitton SE	74,588	18,735,650
SEB S.A.	6,090	1,083,437
		31,103,523
Consumer Services 0.1%
Accor S.A.	48,627	2,258,904
Sodexo S.A.	24,879	2,938,947
		5,197,851
Diversified Financials 0.1%
Eurazeo S.A.	12,324	1,005,940
Wendel S.A.	7,561	1,137,644
		2,143,584
Energy 0.8%
TOTAL S.A.	626,153	31,842,181
Food & Staples Retailing 0.1%
Carrefour S.A.	154,321	3,706,813
Casino Guichard Perrachon S.A.	13,859	845,276
		4,552,089
Food, Beverage & Tobacco 0.5%
Danone S.A.	157,994	11,789,539
Pernod-Ricard S.A.	56,699	7,866,652
Remy Cointreau S.A.	6,636	763,348
		20,419,539
Health Care Equipment & Services 0.2%
Essilor International S.A.	55,890	7,076,045
Security	Number of Shares	Value ($)
Household & Personal Products 0.4%
L'Oreal S.A.	67,026	13,886,462
Insurance 0.5%
AXA S.A.	517,068	15,270,815
CNP Assurances	42,813	1,033,578
SCOR SE	48,007	2,024,736
		18,329,129
Materials 0.5%
Air Liquide S.A.	104,943	12,867,444
ArcelorMittal *	179,697	4,731,085
Arkema S.A.	18,584	2,115,517
Imerys S.A.	8,347	723,555
		20,437,601
Media 0.4%
Eutelsat Communications S.A.	49,489	1,339,381
JCDecaux S.A.	19,220	684,459
Lagardere S.C.A.	32,494	1,067,611
Publicis Groupe S.A.	55,367	4,186,655
SES S.A.	98,357	2,313,767
Vivendi S.A.	275,214	6,361,255
		15,953,128
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Eurofins Scientific SE	3,023	1,683,959
Ipsen S.A.	9,869	1,263,179
Sanofi	310,367	29,574,562
		32,521,700
Real Estate 0.3%
Fonciere Des Regions	8,593	829,442
Gecina S.A.	12,025	1,818,083
ICADE	9,509	816,445
Klepierre	57,815	2,352,928
Unibail-Rodamco SE	26,413	6,606,007
		12,422,905
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	172,081	2,915,428
Software & Services 0.3%
Atos SE	24,910	3,787,206
Capgemini SE	42,400	4,616,065
Dassault Systemes S.A.	33,295	3,266,161
		11,669,432
Technology Hardware & Equipment 0.0%
Ingenico Group S.A.	15,185	1,592,835
Telecommunication Services 0.3%
Iliad S.A.	6,876	1,705,759
Orange S.A.	531,810	8,948,700
		10,654,459
Transportation 0.1%
Aeroports de Paris	7,956	1,346,432
Bollore S.A.	243,424	1,129,398
Groupe Eurotunnel SE	130,081	1,442,415
		3,918,245
Utilities 0.4%
Electricite de France S.A.	142,241	1,443,836
Engie S.A.	452,709	7,291,422
Suez	97,251	1,758,418
Veolia Environnement S.A.	127,715	2,878,280
		13,371,956
		393,665,616

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Germany 8.8%
Automobiles & Components 0.9%
Bayerische Motoren Werke AG	89,150	8,191,051
Continental AG	29,316	6,603,942
Daimler AG	255,055	17,870,369
Volkswagen AG	9,106	1,431,879
		34,097,241
Banks 0.1%
Commerzbank AG *	290,014	3,793,480
Capital Goods 1.0%
Brenntag AG	41,160	2,332,421
GEA Group AG	50,633	2,057,784
HOCHTIEF AG	4,861	867,657
MAN SE	8,932	989,127
OSRAM Licht AG	22,359	1,863,272
Siemens AG	205,769	27,923,180
		36,033,441
Consumer Durables & Apparel 0.3%
adidas AG	50,372	11,504,672
Hugo Boss AG	17,602	1,327,689
		12,832,361
Diversified Financials 0.4%
Deutsche Bank AG	548,936	9,775,261
Deutsche Boerse AG	51,664	5,394,610
		15,169,871
Food & Staples Retailing 0.0%
Metro Wholesale & Food Specialist AG *	49,423	998,421
Health Care Equipment & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	56,575	5,335,047
Fresenius SE & Co. KGaA	111,588	9,418,553
		14,753,600
Household & Personal Products 0.2%
Beiersdorf AG	28,840	3,164,868
Henkel AG & Co. KGaA	27,772	3,493,971
		6,658,839
Insurance 1.0%
Allianz SE	121,742	25,950,283
Hannover Rueck SE	16,506	2,083,365
Muenchener Rueckversicherungs-Gesellschaft AG	43,043	9,245,611
		37,279,259
Materials 1.3%
BASF SE	245,086	23,332,171
Covestro AG	29,740	2,306,287
Evonik Industries AG	45,458	1,548,188
HeidelbergCement AG	40,172	3,977,909
K&S AG	49,682	1,291,889
LANXESS AG	25,225	1,945,198
Linde AG	49,505	9,443,608
Symrise AG	32,113	2,248,415
ThyssenKrupp AG	96,121	2,854,931
		48,948,596
Media 0.1%
Axel Springer SE	12,126	769,988
ProSiebenSat.1 Media SE	61,356	2,451,419
RTL Group S.A. *	8,951	696,352
		3,917,759
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Bayer AG	220,700	27,954,122
Merck KGaA	34,101	3,741,959
QIAGEN N.V. *	59,147	1,961,864
		33,657,945
Real Estate 0.2%
Deutsche Wohnen AG	93,499	3,705,221
Vonovia SE	124,357	5,039,548
		8,744,769
Retailing 0.0%
Zalando SE *	29,216	1,307,630
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	302,307	6,564,979
Software & Services 0.8%
SAP SE	261,786	27,719,257
United Internet AG	33,555	2,042,829
		29,762,086
Telecommunication Services 0.4%
Deutsche Telekom AG	870,383	15,900,793
Telefonica Deutschland Holding AG	186,815	965,041
		16,865,834
Transportation 0.3%
Deutsche Lufthansa AG	63,390	1,361,301
Deutsche Post AG	265,610	10,303,687
Fraport AG Frankfurt Airport Services Worldwide	11,908	1,192,456
		12,857,444
Utilities 0.3%
E.ON SE	592,581	5,862,254
Innogy SE	37,210	1,562,816
RWE AG *	137,399	2,895,075
		10,320,145
		334,563,700

Hong Kong 3.5%
Banks 0.3%
BOC Hong Kong (Holdings) Ltd.	985,000	4,842,726
Hang Seng Bank Ltd.	200,536	4,359,769
The Bank of East Asia Ltd.	305,000	1,304,687
		10,507,182
Capital Goods 0.4%
CK Hutchison Holdings Ltd.	710,525	9,349,880
Jardine Matheson Holdings Ltd.	58,200	3,712,516
Jardine Strategic Holdings Ltd.	59,200	2,413,986
NWS Holdings Ltd.	402,000	769,055
		16,245,437
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,378,000	504,081
Techtronic Industries Co., Ltd.	369,000	1,639,574
Yue Yuen Industrial Holdings Ltd.	199,000	821,604
		2,965,259
Consumer Services 0.3%
Galaxy Entertainment Group Ltd.	626,000	3,864,988
Melco Resorts & Entertainment Ltd. ADR	65,490	1,322,898
MGM China Holdings Ltd.	254,000	499,756
Sands China Ltd.	632,400	2,928,961
Shangri-La Asia Ltd.	370,000	600,873
SJM Holdings Ltd.	572,000	571,846
Wynn Macau Ltd.	425,200	918,684
		10,708,006

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diversified Financials 0.2%
First Pacific Co., Ltd.	493,250	369,146
Hong Kong Exchanges & Clearing Ltd.	312,218	8,894,532
		9,263,678
Food, Beverage & Tobacco 0.1%
WH Group Ltd.	2,117,500	1,985,456
Insurance 0.6%
AIA Group Ltd.	3,224,000	25,358,388
Real Estate 0.9%
Cheung Kong Property Holdings Ltd.	701,525	5,673,108
Hang Lung Group Ltd.	225,000	854,659
Hang Lung Properties Ltd.	550,000	1,367,898
Henderson Land Development Co., Ltd.	330,749	1,911,642
Hongkong Land Holdings Ltd.	310,700	2,334,751
Hysan Development Co., Ltd.	156,000	754,376
Kerry Properties Ltd.	166,500	583,460
Link REIT	600,000	4,871,184
New World Development Co., Ltd.	1,583,666	2,138,656
Sino Land Co., Ltd.	800,000	1,319,416
Sun Hung Kai Properties Ltd.	382,604	5,919,746
Swire Pacific Ltd., Class A	128,090	1,276,308
Swire Properties Ltd.	351,600	1,214,595
The Wharf Holdings Ltd.	316,100	2,686,737
Wheelock & Co., Ltd.	229,000	1,725,628
		34,632,164
Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	69,200	894,323
Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	1,082,000	1,418,508
PCCW Ltd.	1,308,000	735,590
		2,154,098
Transportation 0.1%
MTR Corp., Ltd.	399,000	2,304,057
Utilities 0.4%
CK Infrastructure Holdings Ltd.	189,000	1,761,609
CLP Holdings Ltd.	434,080	4,625,185
HK Electric Investments & HK Electric Investments Ltd.	644,000	610,755
Hong Kong & China Gas Co., Ltd.	2,252,753	4,257,831
Power Assets Holdings Ltd.	381,000	3,773,717
		15,029,097
		132,047,145

Ireland 0.4%
Banks 0.1%
Bank of Ireland Group plc *	237,773	1,984,404
Consumer Services 0.1%
Paddy Power Betfair plc	21,208	2,124,875
Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	42,847	3,878,193
Materials 0.1%
CRH plc	221,132	7,761,923
Transportation 0.0%
Ryanair Holdings plc *	43,580	916,469
		16,665,864

Israel 0.7%
Banks 0.1%
Bank Hapoalim B.M.	291,922	2,022,086
Bank Leumi Le-Israel B.M.	383,300	1,841,429
Mizrahi Tefahot Bank Ltd.	41,062	741,987
		4,605,502
Security	Number of Shares	Value ($)
Capital Goods 0.0%
Elbit Systems Ltd.	6,178	780,067
Materials 0.1%
Frutarom Industries Ltd.	9,998	708,883
Israel Chemicals Ltd.	154,545	736,452
		1,445,335
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Taro Pharmaceutical Industries Ltd. *(a)	3,544	405,186
Teva Pharmaceutical Industries Ltd. ADR	241,571	7,771,339
		8,176,525
Real Estate 0.0%
Azrieli Group Ltd.	11,367	621,134
Software & Services 0.2%
Check Point Software Technologies Ltd. *	34,361	3,634,707
Mobileye N.V. *	54,411	3,444,216
Nice Ltd.	15,579	1,161,226
		8,240,149
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	580,013	860,756
		24,729,468

Italy 2.3%
Automobiles & Components 0.2%
Ferrari N.V.	32,207	3,389,129
Fiat Chrysler Automobiles N.V. *	291,461	3,514,540
		6,903,669
Banks 0.6%
Intesa Sanpaolo S.p.A.	3,380,707	11,637,839
Mediobanca S.p.A.	158,352	1,652,184
UniCredit S.p.A. *	535,679	10,528,203
		23,818,226
Capital Goods 0.2%
CNH Industrial N.V.	275,710	3,193,669
Leonardo S.p.A.	106,486	1,855,659
Prysmian S.p.A.	52,519	1,679,868
		6,729,196
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	45,572	2,630,833
Diversified Financials 0.0%
EXOR N.V.	27,867	1,668,859
Energy 0.4%
Eni S.p.A.	677,311	10,723,960
Saipem S.p.A. *	149,712	614,295
Snam S.p.A.	617,735	2,922,671
Tenaris S.A.	128,990	2,040,943
		16,301,869
Insurance 0.2%
Assicurazioni Generali S.p.A.	331,954	6,021,050
Poste Italiane S.p.A	150,533	1,108,110
UnipolSai Assicurazioni S.p.A.	246,112	568,956
		7,698,116
Media 0.0%
GEDI Gruppo Editoriale S.p.A. *	13,280	12,327
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Recordati S.p.A.	27,091	1,157,739
Telecommunication Services 0.1%
Telecom Italia S.p.A. *	3,000,857	3,087,312

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transportation 0.1%
Atlantia S.p.A.	123,587	3,759,436
Utilities 0.4%
Enel S.p.A.	2,170,658	12,382,076
Terna — Rete Elettrica Nationale S.p.A.	372,277	2,126,729
		14,508,805
		88,276,387

Japan 23.0%
Automobiles & Components 2.7%
Aisin Seiki Co., Ltd.	45,400	2,360,300
Bridgestone Corp.	175,557	7,385,945
Denso Corp.	130,400	6,262,512
Honda Motor Co., Ltd.	463,539	12,975,313
Isuzu Motors Ltd.	145,300	1,992,382
Koito Manufacturing Co., Ltd.	28,800	1,682,384
Mazda Motor Corp.	151,000	2,269,951
Mitsubishi Motors Corp.	176,800	1,275,364
NGK Spark Plug Co., Ltd.	46,900	946,882
Nissan Motor Co., Ltd.	610,896	6,065,743
NOK Corp.	27,900	638,632
Stanley Electric Co., Ltd.	38,100	1,258,592
Subaru Corp.	164,800	5,945,496
Sumitomo Electric Industries Ltd.	202,200	3,268,452
Sumitomo Rubber Industries Ltd.	51,000	884,349
Suzuki Motor Corp.	89,900	4,261,379
The Yokohama Rubber Co., Ltd.	33,400	672,599
Toyoda Gosei Co., Ltd.	17,100	403,466
Toyota Industries Corp.	43,200	2,317,762
Toyota Motor Corp.	697,803	39,328,064
Yamaha Motor Co., Ltd.	76,300	1,916,316
		104,111,883
Banks 1.8%
Aozora Bank Ltd.	296,000	1,137,543
Concordia Financial Group Ltd.	311,900	1,572,817
Fukuoka Financial Group, Inc.	218,000	1,005,052
Japan Post Bank Co., Ltd.	100,900	1,295,978
Kyushu Financial Group, Inc.	99,400	623,708
Mebuki Financial Group, Inc.	270,880	1,042,758
Mitsubishi UFJ Financial Group, Inc.	3,257,709	20,667,264
Mizuho Financial Group, Inc.	6,455,434	11,480,179
Resona Holdings, Inc.	582,300	2,999,811
Seven Bank Ltd.	149,400	591,229
Shinsei Bank Ltd.	397,000	654,356
Sumitomo Mitsui Financial Group, Inc.	358,646	13,838,636
Sumitomo Mitsui Trust Holdings, Inc.	88,000	3,231,627
Suruga Bank Ltd.	44,300	1,068,246
The Bank of Kyoto Ltd.	77,000	738,054
The Chiba Bank Ltd.	195,000	1,399,018
The Chugoku Bank Ltd.	43,400	629,091
The Hachijuni Bank Ltd.	95,000	603,141
The Hiroshima Bank Ltd.	116,000	495,872
The Shizuoka Bank Ltd.	132,000	1,177,702
Yamaguchi Financial Group, Inc.	50,000	588,491
		66,840,573
Capital Goods 3.2%
Amada Holdings Co., Ltd.	86,000	982,215
Asahi Glass Co., Ltd.	53,000	2,230,741
Daikin Industries Ltd.	65,900	6,977,050
FANUC Corp.	52,400	10,713,427
Fuji Electric Co., Ltd.	140,000	770,807
Hino Motors Ltd.	61,600	725,013
Hitachi Construction Machinery Co., Ltd.	30,000	858,814
Security	Number of Shares	Value ($)
Hoshizaki Corp.	14,000	1,355,152
IHI Corp. *	404,000	1,331,562
ITOCHU Corp.	399,400	6,263,193
JGC Corp.	57,300	917,895
JTEKT Corp.	68,100	969,317
Kajima Corp.	238,000	2,075,274
Kawasaki Heavy Industries Ltd.	429,000	1,365,892
Keihan Holdings Co., Ltd.	115,000	744,025
Komatsu Ltd.	246,009	6,597,354
Kubota Corp.	284,500	4,940,370
Kurita Water Industries Ltd.	25,000	711,259
LIXIL Group Corp.	72,200	1,858,083
Mabuchi Motor Co., Ltd.	14,500	764,150
Makita Corp.	57,600	2,253,052
Marubeni Corp.	424,600	2,813,602
Minebea Mitsumi, Inc.	101,200	1,667,301
MISUMI Group, Inc.	76,100	1,887,265
Mitsubishi Corp.	399,400	8,671,857
Mitsubishi Electric Corp.	516,500	7,995,776
Mitsubishi Heavy Industries Ltd.	837,000	3,327,788
Mitsui & Co., Ltd.	454,400	6,607,331
Nabtesco Corp.	28,000	909,005
NGK Insulators Ltd.	71,400	1,435,871
Nidec Corp.	63,700	7,019,056
NSK Ltd.	98,500	1,269,691
Obayashi Corp.	172,800	2,080,626
Seibu Holdings, Inc.	50,100	873,979
Shimizu Corp.	140,000	1,479,238
SMC Corp.	16,000	5,086,515
Sumitomo Corp.	310,300	4,194,266
Sumitomo Heavy Industries Ltd.	146,000	1,064,401
Taisei Corp.	276,000	2,641,880
THK Co., Ltd.	33,000	1,007,613
Toshiba Corp. *	1,063,178	2,412,386
TOTO Ltd.	36,300	1,460,763
Toyota Tsusho Corp.	55,800	1,793,860
		123,104,715
Commercial & Professional Services 0.4%
Dai Nippon Printing Co., Ltd.	132,000	1,455,979
Park24 Co., Ltd.	31,400	794,664
Recruit Holdings Co., Ltd.	296,100	5,125,395
Secom Co., Ltd.	54,600	4,096,525
Sohgo Security Services Co., Ltd.	17,100	724,850
Toppan Printing Co., Ltd.	142,000	1,500,614
		13,698,027
Consumer Durables & Apparel 1.1%
Asics Corp.	47,000	854,349
Bandai Namco Holdings, Inc.	52,900	1,838,981
Casio Computer Co., Ltd.	49,300	807,554
Iida Group Holdings Co., Ltd.	37,800	645,850
Nikon Corp.	93,200	1,642,162
Panasonic Corp.	587,612	8,093,346
Rinnai Corp.	8,500	793,541
Sankyo Co., Ltd.	10,600	347,917
Sega Sammy Holdings, Inc.	49,800	671,938
Sekisui Chemical Co., Ltd.	107,900	1,987,555
Sekisui House Ltd.	157,300	2,722,892
Sharp Corp. *(a)	401,000	1,411,597
Shimano, Inc.	19,900	2,917,546
Sony Corp.	338,300	13,898,823
Yamaha Corp.	45,700	1,616,098
		40,250,149
Consumer Services 0.1%
Benesse Holdings, Inc.	19,400	742,474
McDonald's Holdings Co., Ltd.	19,800	804,579
Oriental Land Co., Ltd.	57,200	4,146,460
		5,693,513

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diversified Financials 0.5%
Acom Co., Ltd. *	88,800	378,169
AEON Financial Service Co., Ltd.	33,100	720,426
Credit Saison Co., Ltd.	43,500	837,874
Daiwa Securities Group, Inc.	434,000	2,499,539
Japan Exchange Group, Inc.	140,600	2,523,391
Mitsubishi UFJ Lease & Finance Co., Ltd.	123,600	658,427
Nomura Holdings, Inc.	972,300	5,776,649
ORIX Corp.	352,700	5,596,792
SBI Holdings, Inc.	48,290	690,864
		19,682,131
Energy 0.2%
Idemitsu Kosan Co., Ltd.	36,100	876,201
Inpex Corp.	258,100	2,511,709
JXTG Holdings, Inc.	822,800	3,657,366
Showa Shell Sekiyu K.K.	49,300	537,013
		7,582,289
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	161,200	2,428,962
FamilyMart UNY Holdings Co., Ltd.	21,300	1,192,939
Lawson, Inc.	14,600	993,943
Seven & i Holdings Co., Ltd.	198,703	8,008,655
Sundrug Co., Ltd.	22,100	823,276
Tsuruha Holdings, Inc.	10,100	1,059,705
		14,507,480
Food, Beverage & Tobacco 1.0%
Ajinomoto Co., Inc.	147,300	2,962,610
Asahi Group Holdings Ltd.	102,400	4,173,951
Calbee, Inc.	20,700	858,179
Coca-Cola Bottlers Japan, Inc.	32,600	983,277
Japan Tobacco, Inc.	293,000	10,181,494
Kikkoman Corp.	41,000	1,255,722
Kirin Holdings Co., Ltd.	237,100	5,221,832
MEIJI Holdings Co., Ltd.	31,900	2,542,219
NH Foods Ltd.	45,000	1,331,068
Nisshin Seifun Group, Inc.	49,400	811,216
Nissin Foods Holdings Co., Ltd.	15,200	954,936
Suntory Beverage & Food Ltd.	38,200	1,872,542
Toyo Suisan Kaisha Ltd.	22,800	828,327
Yakult Honsha Co., Ltd.	23,100	1,574,162
Yamazaki Baking Co., Ltd.	32,000	641,940
		36,193,475
Health Care Equipment & Services 0.5%
Alfresa Holdings Corp.	51,900	955,175
CYBERDYNE, Inc. *(a)	20,425	277,921
Hoya Corp.	106,207	5,988,684
M3, Inc.	55,700	1,502,511
Medipal Holdings Corp.	43,300	792,366
Miraca Holdings, Inc.	14,800	675,359
Olympus Corp.	75,900	2,754,920
Suzuken Co., Ltd.	19,500	651,240
Sysmex Corp.	43,600	2,495,890
Terumo Corp.	85,200	3,221,411
		19,315,477
Household & Personal Products 0.4%
Kao Corp.	132,219	8,050,091
Kose Corp.	8,000	890,252
Lion Corp.	58,000	1,241,501
Pola Orbis Holdings, Inc.	21,200	588,159
Shiseido Co., Ltd.	101,100	3,571,195
Unicharm Corp.	107,100	2,747,913
		17,089,111
Security	Number of Shares	Value ($)
Insurance 0.7%
Dai-ichi Life Holdings, Inc.	283,800	4,902,357
Japan Post Holdings Co., Ltd.	117,300	1,478,540
MS&AD Insurance Group Holdings, Inc.	128,462	4,505,749
Sompo Holdings, Inc.	93,800	3,679,042
Sony Financial Holdings, Inc.	51,100	883,419
T&D Holdings, Inc.	147,800	2,180,310
Tokio Marine Holdings, Inc.	182,399	7,670,471
		25,299,888
Materials 1.5%
Air Water, Inc.	44,100	853,826
Asahi Kasei Corp.	341,000	3,894,197
Daicel Corp.	72,300	939,763
Hitachi Chemical Co., Ltd.	28,300	804,562
Hitachi Metals Ltd.	55,800	776,629
JFE Holdings, Inc.	134,500	2,594,303
JSR Corp.	49,900	879,338
Kaneka Corp.	72,000	576,948
Kansai Paint Co., Ltd.	55,200	1,262,625
Kobe Steel Ltd. *	83,900	1,049,422
Kuraray Co., Ltd.	97,900	1,903,316
Maruichi Steel Tube Ltd.	13,300	410,490
Mitsubishi Chemical Holdings Corp.	376,800	3,154,667
Mitsubishi Gas Chemical Co., Inc.	51,500	1,188,187
Mitsubishi Materials Corp.	27,200	913,760
Mitsui Chemicals, Inc.	256,000	1,454,367
Nippon Paint Holdings Co., Ltd.	45,200	1,737,973
Nippon Steel & Sumitomo Metal Corp.	204,041	5,008,778
Nissan Chemical Industries Ltd.	30,700	1,019,113
Nitto Denko Corp.	44,400	3,959,104
Oji Holdings Corp.	242,000	1,241,087
Shin-Etsu Chemical Co., Ltd.	103,760	9,490,402
Sumitomo Chemical Co., Ltd.	410,000	2,396,089
Sumitomo Metal Mining Co., Ltd.	133,000	2,008,656
Taiheiyo Cement Corp.	337,000	1,264,518
Taiyo Nippon Sanso Corp.	27,900	322,439
Teijin Ltd.	48,200	966,380
Toray Industries, Inc.	397,000	3,584,878
Tosoh Corp.	156,000	1,847,060
Toyo Seikan Group Holdings Ltd.	40,600	665,529
		58,168,406
Media 0.1%
Dentsu, Inc.	57,100	2,669,865
Hakuhodo DY Holdings, Inc.	66,500	933,312
Toho Co., Ltd.	29,100	1,048,689
		4,651,866
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Astellas Pharma, Inc.	583,950	7,436,910
Chugai Pharmaceutical Co., Ltd.	57,900	2,322,026
Daiichi Sankyo Co., Ltd.	148,600	3,240,826
Eisai Co., Ltd.	69,900	3,746,048
Hisamitsu Pharmaceutical Co., Inc.	18,400	862,596
Kyowa Hakko Kirin Co., Ltd.	72,000	1,303,937
Mitsubishi Tanabe Pharma Corp.	59,000	1,404,535
Ono Pharmaceutical Co., Ltd.	107,400	2,349,453
Otsuka Holdings Co., Ltd.	106,700	4,698,987
Santen Pharmaceutical Co., Ltd.	104,000	1,465,191
Shionogi & Co., Ltd.	78,900	4,212,477
Sumitomo Dainippon Pharma Co., Ltd.	41,500	581,330
Taisho Pharmaceutical Holdings Co., Ltd.	8,600	644,248
Takeda Pharmaceutical Co., Ltd.	190,300	10,052,945
		44,321,509

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Real Estate 1.0%
Aeon Mall Co., Ltd.	27,400	521,862
Daito Trust Construction Co., Ltd.	19,400	3,279,053
Daiwa House Industry Co., Ltd.	150,400	5,246,159
Daiwa House REIT Investment Corp.	352	872,430
Hulic Co., Ltd.	82,600	872,141
Japan Prime Realty Investment Corp.	246	924,913
Japan Real Estate Investment Corp.	340	1,785,659
Japan Retail Fund Investment Corp.	720	1,375,244
Mitsubishi Estate Co., Ltd.	331,502	6,027,686
Mitsui Fudosan Co., Ltd.	240,777	5,525,888
Nippon Building Fund, Inc.	343	1,851,195
Nippon Prologis REIT, Inc.	396	835,065
Nomura Real Estate Holdings, Inc.	31,300	620,402
Nomura Real Estate Master Fund, Inc.	955	1,353,953
Sumitomo Realty & Development Co., Ltd.	99,000	2,996,961
Tokyo Tatemono Co., Ltd.	64,500	877,628
Tokyu Fudosan Holdings Corp.	132,900	797,210
United Urban Investment Corp.	783	1,167,628
		36,931,077
Retailing 0.6%
ABC-Mart, Inc.	8,180	466,432
Don Quijote Holdings Co., Ltd.	32,800	1,191,257
Fast Retailing Co., Ltd.	14,100	4,230,690
Hikari Tsushin, Inc.	5,100	556,916
Isetan Mitsukoshi Holdings Ltd.	85,700	835,158
J. Front Retailing Co., Ltd.	59,500	850,392
Marui Group Co., Ltd.	52,300	711,268
Nitori Holdings Co., Ltd.	22,000	3,104,693
Rakuten, Inc.	251,020	3,066,255
Ryohin Keikaku Co., Ltd.	6,400	1,636,117
Shimamura Co., Ltd.	5,400	671,453
Start Today Co., Ltd.	48,300	1,362,869
Takashimaya Co., Ltd.	81,000	740,976
USS Co., Ltd.	60,600	1,224,198
Yamada Denki Co., Ltd.	173,800	928,239
		21,576,913
Semiconductors & Semiconductor Equipment 0.2%
Disco Corp.	7,500	1,329,256
Rohm Co., Ltd.	24,600	1,901,300
Tokyo Electron Ltd.	41,400	5,822,400
		9,052,956
Software & Services 0.7%
Dena Co., Ltd.	25,700	564,606
Fujitsu Ltd.	545,000	4,058,467
Kakaku.com, Inc.	38,400	542,546
Konami Holdings Corp.	24,600	1,282,986
LINE Corp. *(a)	10,700	393,369
Mixi, Inc.	13,100	719,971
Nexon Co., Ltd. *	52,100	1,082,870
Nintendo Co., Ltd.	30,039	10,201,679
Nomura Research Institute Ltd.	36,900	1,381,291
NTT Data Corp.	171,500	1,868,126
Obic Co., Ltd.	18,400	1,150,339
Oracle Corp., Japan	9,600	645,262
Otsuka Corp.	13,300	871,244
Trend Micro, Inc.	32,400	1,620,397
Yahoo Japan Corp.	394,300	1,784,575
		28,167,728
Technology Hardware & Equipment 1.9%
Alps Electric Co., Ltd.	54,200	1,473,873
Brother Industries Ltd.	61,700	1,574,243
Canon, Inc.	285,795	9,943,045
FUJIFILM Holdings Corp.	107,511	3,951,927
Security	Number of Shares	Value ($)
Hamamatsu Photonics K.K.	39,100	1,242,854
Hirose Electric Co., Ltd.	8,185	1,114,536
Hitachi High-Technologies Corp.	20,500	754,582
Hitachi Ltd.	1,297,079	8,923,663
Keyence Corp.	26,200	12,102,151
Konica Minolta, Inc.	128,600	1,065,219
Kyocera Corp.	87,300	5,303,478
Murata Manufacturing Co., Ltd.	51,274	7,976,663
NEC Corp.	746,000	2,027,959
Nippon Electric Glass Co., Ltd.	22,800	807,106
Omron Corp.	50,100	2,499,593
Ricoh Co., Ltd.	194,500	1,828,789
Seiko Epson Corp.	70,400	1,853,100
Shimadzu Corp.	64,000	1,260,156
TDK Corp.	35,100	2,522,689
Yaskawa Electric Corp.	70,500	1,890,053
Yokogawa Electric Corp.	60,900	1,024,942
		71,140,621
Telecommunication Services 1.3%
KDDI Corp.	494,800	13,110,704
Nippon Telegraph & Telephone Corp.	186,156	9,110,138
NTT DOCOMO, Inc.	370,400	8,601,427
SoftBank Group Corp.	222,300	17,916,834
		48,739,103
Transportation 1.1%
ANA Holdings, Inc.	293,000	1,005,916
Central Japan Railway Co.	38,400	6,179,595
East Japan Railway Co.	87,160	8,174,065
Hankyu Hanshin Holdings, Inc.	68,900	2,459,143
Japan Airlines Co., Ltd.	33,100	1,069,442
Japan Airport Terminal Co., Ltd.	12,900	478,160
Kamigumi Co., Ltd.	68,000	728,762
Keikyu Corp.	126,000	1,462,312
Keio Corp.	157,000	1,314,765
Keisei Electric Railway Co., Ltd.	38,300	1,048,083
Kintetsu Group Holdings Co., Ltd.	486,000	1,863,679
Kyushu Railway Co.	41,600	1,371,373
Mitsui O.S.K. Lines Ltd.	335,000	1,042,611
Nagoya Railroad Co., Ltd.	313,000	1,435,411
Nippon Express Co., Ltd.	213,000	1,360,178
Nippon Yusen K.K. *	383,000	731,144
Odakyu Electric Railway Co., Ltd.	78,300	1,551,008
Tobu Railway Co., Ltd.	254,000	1,344,893
Tokyu Corp.	135,000	1,986,521
West Japan Railway Co.	43,200	3,100,861
Yamato Holdings Co., Ltd.	90,900	1,824,574
		41,532,496
Utilities 0.4%
Chubu Electric Power Co., Inc.	176,200	2,315,261
Electric Power Development Co., Ltd.	40,700	1,031,240
Kyushu Electric Power Co., Inc.	118,900	1,408,025
Osaka Gas Co., Ltd.	485,000	1,942,484
The Chugoku Electric Power Co., Inc.	70,100	768,502
The Kansai Electric Power Co., Inc.	188,700	2,533,695
Toho Gas Co., Ltd.	130,000	880,982
Tohoku Electric Power Co., Inc.	124,400	1,694,676
Tokyo Electric Power Co. Holdings, Inc. *	388,290	1,647,006
Tokyo Gas Co., Ltd.	514,201	2,728,261
		16,950,132
		874,601,518

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Netherlands 3.6%
Banks 0.6%
ABN AMRO Group N.V. CVA	101,880	2,879,663
ING Groep N.V.	1,031,774	19,277,495
		22,157,158
Capital Goods 0.3%
AerCap Holdings N.V. *	40,380	1,982,658
Boskalis Westminster N.V.	22,260	796,166
Koninklijke Philips N.V.	247,694	9,465,884
		12,244,708
Commercial & Professional Services 0.3%
Randstad Holding N.V.	32,943	1,986,323
RELX N.V.	262,095	5,505,149
Wolters Kluwer N.V.	81,834	3,639,439
		11,130,911
Energy 0.0%
Koninklijke Vopak N.V.	16,676	793,984
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize N.V.	345,433	7,065,504
Food, Beverage & Tobacco 0.3%
Coca-Cola European Partners plc	56,343	2,445,459
Heineken Holding N.V.	26,392	2,592,731
Heineken N.V.	60,956	6,360,708
		11,398,898
Household & Personal Products 0.7%
Unilever N.V. CVA	434,781	25,337,998
Insurance 0.1%
Aegon N.V.	482,564	2,704,989
NN Group N.V.	78,451	3,179,922
		5,884,911
Materials 0.2%
Akzo Nobel N.V.	68,191	6,173,608
Koninklijke DSM N.V.	46,795	3,451,987
		9,625,595
Media 0.1%
Altice N.V., Class A *	110,681	2,726,897
Altice N.V., Class B *	20,970	518,074
		3,244,971
Semiconductors & Semiconductor Equipment 0.7%
ASML Holding N.V.	100,243	15,116,753
NXP Semiconductors N.V. *	92,580	10,214,351
		25,331,104
Software & Services 0.0%
Gemalto N.V.	23,007	1,172,004
Telecommunication Services 0.1%
Koninklijke KPN N.V.	942,341	3,417,256
		138,805,002

New Zealand 0.2%
Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	97,507	645,869
Materials 0.0%
Fletcher Building Ltd.	171,142	1,027,356
Telecommunication Services 0.1%
Spark New Zealand Ltd.	485,051	1,366,201
Transportation 0.0%
Auckland International Airport Ltd.	241,551	1,262,826
Security	Number of Shares	Value ($)
Utilities 0.1%
Contact Energy Ltd.	213,532	859,817
Mercury NZ Ltd.	208,238	544,226
Meridian Energy Ltd.	316,280	684,168
		2,088,211
		6,390,463

Norway 0.7%
Banks 0.2%
DNB A.S.A.	263,349	5,173,355
Energy 0.2%
Statoil A.S.A.	308,132	5,791,056
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	98,944	1,844,661
Orkla A.S.A.	216,218	2,227,273
		4,071,934
Insurance 0.0%
Gjensidige Forsikring A.S.A.	49,099	849,771
Materials 0.1%
Norsk Hydro A.S.A.	364,823	2,354,036
Yara International A.S.A.	45,058	1,790,884
		4,144,920
Media 0.0%
Schibsted A.S.A., B Shares	20,539	480,637
Schibsted A.S.A., Class A	23,037	588,022
		1,068,659
Telecommunication Services 0.1%
Telenor A.S.A.	200,696	4,006,602
		25,106,297

Portugal 0.2%
Banks 0.0%
Banco Espirito Santo S.A. *(d)	470,491	—
Energy 0.1%
Galp Energia, SGPS, S.A.	140,604	2,252,548
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	68,968	1,356,485
Utilities 0.1%
EDP — Energias de Portugal S.A.	614,491	2,181,717
		5,790,750

Singapore 1.3%
Banks 0.6%
DBS Group Holdings Ltd.	472,046	7,530,842
Oversea-Chinese Banking Corp., Ltd.	846,771	7,092,010
United Overseas Bank Ltd.	349,733	6,188,734
		20,811,586
Capital Goods 0.1%
Keppel Corp., Ltd.	391,300	1,850,531
Sembcorp Industries Ltd.	260,600	620,635
Singapore Technologies Engineering Ltd.	442,400	1,230,152
Yangzijiang Shipbuilding Holdings Ltd.	625,000	652,154
		4,353,472
Consumer Services 0.0%
Genting Singapore plc	1,564,900	1,344,549
Diversified Financials 0.0%
Singapore Exchange Ltd.	226,900	1,266,400

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,652,500	481,177
Wilmar International Ltd.	456,200	1,123,054
		1,604,231
Media 0.0%
Singapore Press Holdings Ltd.	451,000	968,282
Real Estate 0.2%
Ascendas Real Estate Investment Trust	646,500	1,287,057
CapitaLand Commercial Trust	452,900	574,553
CapitaLand Ltd.	703,300	1,913,212
CapitaLand Mall Trust	644,100	954,828
City Developments Ltd.	113,500	942,125
Global Logistic Properties Ltd.	686,600	1,675,736
Suntec Real Estate Investment Trust	570,100	799,241
UOL Group Ltd.	131,167	763,186
		8,909,938
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	27,000	803,977
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	2,183,337	6,391,135
StarHub Ltd.	129,000	259,820
		6,650,955
Transportation 0.1%
ComfortDelGro Corp., Ltd.	537,600	915,969
Hutchison Port Holdings Trust, Class U	1,611,200	764,841
SATS Ltd.	177,500	632,412
Singapore Airlines Ltd.	153,300	1,174,831
		3,488,053
		50,201,443

Spain 3.5%
Banks 1.5%
Banco Bilbao Vizcaya Argentaria S.A.	1,784,057	16,141,581
Banco De Sabadell S.A.	1,399,354	3,124,929
Banco Santander S.A.	4,276,905	29,117,886
Bankia S.A.	253,363	1,280,579
Bankinter S.A.	187,312	1,822,993
CaixaBank S.A.	973,185	5,068,974
		56,556,942
Capital Goods 0.2%
ACS Actividades de Construccion y Servicios S.A.	63,920	2,447,913
Ferrovial S.A.	140,435	3,028,454
Siemens Gamesa Renewable Energy S.A.	60,218	985,237
		6,461,604
Energy 0.2%
Enagas S.A.	59,610	1,684,757
Repsol S.A.	343,004	5,744,595
		7,429,352
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. (a)	162,710	1,095,936
Insurance 0.0%
Mapfre S.A.	291,986	1,087,596
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	76,566	2,148,441
Retailing 0.3%
Industria de Diseno Textil S.A.	293,554	11,652,446
Security	Number of Shares	Value ($)
Software & Services 0.2%
Amadeus IT Group S.A.	117,295	7,219,964
Telecommunication Services 0.3%
Telefonica S.A.	1,211,162	13,713,951
Transportation 0.2%
Abertis Infraestructuras S.A.	188,711	3,720,864
Aena S.A.	17,819	3,482,687
International Consolidated Airlines Group S.A.	164,577	1,255,980
		8,459,531
Utilities 0.5%
Endesa S.A.	84,021	1,989,056
Gas Natural SDG S.A.	93,855	2,196,585
Iberdrola S.A.	1,583,569	12,483,174
Red Electrica Corp. S.A.	113,062	2,422,172
		19,090,987
		134,916,750

Sweden 2.8%
Banks 0.7%
Nordea Bank AB	819,926	10,345,726
Skandinaviska Enskilda Banken AB, A Shares	409,298	5,183,479
Svenska Handelsbanken AB, A Shares	406,624	6,052,234
Swedbank AB, A Shares	242,799	6,331,559
		27,912,998
Capital Goods 0.9%
Alfa Laval AB	80,689	1,802,074
Assa Abloy AB, Class B	263,862	5,652,700
Atlas Copco AB, A Shares	179,183	6,480,642
Atlas Copco AB, B Shares	105,415	3,413,956
Sandvik AB	300,038	4,728,178
Skanska AB, B Shares	88,290	2,006,250
SKF AB, B Shares	102,017	2,027,705
Volvo AB, B Shares	411,830	6,995,099
		33,106,604
Commercial & Professional Services 0.0%
Securitas AB, B Shares	85,001	1,415,551
Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	62,338	2,131,677
Husqvarna AB, B Shares	114,980	1,169,652
		3,301,329
Diversified Financials 0.3%
Industrivarden AB, C Shares	41,251	1,000,561
Investor AB, B Shares	121,131	5,744,627
Kinnevik AB, Class B	61,627	1,891,907
LE Lundbergfortagen AB, B Shares	10,512	827,414
		9,464,509
Energy 0.0%
Lundin Petroleum AB *	49,233	1,121,216
Food & Staples Retailing 0.0%
ICA Gruppen AB	19,005	761,512
Food, Beverage & Tobacco 0.1%
Swedish Match AB	50,944	1,791,870
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	56,277	976,904
Household & Personal Products 0.1%
Essity AB, Class B *	164,336	4,764,926
Materials 0.1%
Boliden AB	75,622	2,374,080

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Retailing 0.2%
Hennes & Mauritz AB, B Shares	255,373	6,662,722
Technology Hardware & Equipment 0.2%
Hexagon AB, B Shares	67,898	3,354,925
Telefonaktiebolaget LM Ericsson, B Shares	809,279	5,237,984
		8,592,909
Telecommunication Services 0.1%
Millicom International Cellular S.A. SDR	17,764	1,113,119
Tele2 AB, B Shares	92,610	1,102,224
Telia Co. AB	689,377	3,240,664
		5,456,007
		107,703,137

Switzerland 8.4%
Capital Goods 0.6%
ABB Ltd.	530,671	12,431,669
Geberit AG	10,653	5,123,609
Schindler Holding AG	16,356	3,498,484
		21,053,762
Commercial & Professional Services 0.2%
Adecco Group AG	43,591	3,325,688
SGS S.A.	1,393	3,078,788
		6,404,476
Consumer Durables & Apparel 0.4%
Cie Financiere Richemont S.A.	139,186	11,832,217
The Swatch Group AG	16,240	1,250,870
The Swatch Group AG — Bearer Shares	8,165	3,239,548
		16,322,635
Diversified Financials 0.9%
Credit Suisse Group AG *	632,253	9,718,791
Julius Baer Group Ltd. *	59,760	3,382,835
Pargesa Holding S.A.	11,548	921,582
Partners Group Holding AG	4,659	3,024,474
UBS Group AG *	980,638	17,053,751
		34,101,433
Food, Beverage & Tobacco 1.9%
Barry Callebaut AG *	534	761,555
Chocoladefabriken Lindt & Spruengli AG	294	3,360,199
Nestle S.A.	831,317	70,171,056
		74,292,810
Health Care Equipment & Services 0.1%
Sonova Holding AG	13,942	2,261,270
Straumann Holding AG	2,518	1,421,960
		3,683,230
Insurance 0.7%
Baloise Holding AG	13,040	2,095,085
Swiss Life Holding AG *	8,262	3,015,238
Swiss Re AG	87,372	8,423,725
Zurich Insurance Group AG	40,448	12,327,722
		25,861,770
Materials 0.5%
EMS-Chemie Holding AG	2,075	1,443,823
Givaudan S.A.	2,460	4,894,434
LafargeHolcim Ltd. *	122,573	7,323,883
Sika AG	573	3,948,690
		17,610,830
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Actelion Ltd. *	25,439	7,089,946
Lonza Group AG *	20,039	4,762,761
Novartis AG	595,861	50,754,078
Roche Holding AG	187,426	47,450,506
Vifor Pharma AG	12,709	1,356,606
		111,413,897
Real Estate 0.0%
Swiss Prime Site AG *	18,543	1,673,175
Retailing 0.0%
Dufry AG *	8,825	1,405,872
Telecommunication Services 0.1%
Swisscom AG	6,877	3,361,215
Transportation 0.1%
Kuehne & Nagel International AG	14,309	2,491,822
		319,676,927

United Kingdom 17.6%
Automobiles & Components 0.0%
GKN plc	438,934	1,862,114
Banks 2.5%
Barclays plc	4,538,437	12,168,690
HSBC Holdings plc	5,317,125	53,250,517
Lloyds Banking Group plc	19,072,803	16,489,147
Royal Bank of Scotland Group plc *	967,843	3,173,131
Standard Chartered plc *	874,102	9,770,946
		94,852,431
Capital Goods 0.8%
Ashtead Group plc	133,017	2,857,778
BAE Systems plc	850,790	6,750,022
Bunzl plc	93,336	2,818,152
Cobham plc	654,953	1,146,721
DCC plc	22,861	2,009,766
IMI plc	72,442	1,150,406
Meggitt plc	207,353	1,376,256
Rolls-Royce Holdings plc *	440,238	5,158,233
Smiths Group plc	108,800	2,203,729
The Weir Group plc	55,366	1,340,108
Travis Perkins plc	67,586	1,353,637
Wolseley plc	68,196	4,071,838
		32,236,646
Commercial & Professional Services 0.5%
Babcock International Group plc	74,455	829,404
Capita plc	180,983	1,572,545
Experian plc	253,247	5,031,067
G4S plc	428,557	1,860,240
Intertek Group plc	44,349	2,515,712
RELX plc	292,588	6,372,942
		18,181,910
Consumer Durables & Apparel 0.3%
Barratt Developments plc	257,138	2,088,399
Burberry Group plc	117,766	2,656,503
Persimmon plc	84,575	2,794,436
Taylor Wimpey plc	879,957	2,210,100
The Berkeley Group Holdings plc	35,591	1,641,400
		11,390,838
Consumer Services 0.5%
Carnival plc	51,118	3,450,279
Compass Group plc	423,265	9,031,272
InterContinental Hotels Group plc	48,794	2,760,979
Merlin Entertainments plc	175,038	1,083,834
TUI AG	114,159	1,794,312
Whitbread plc	50,582	2,568,553
		20,689,229

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diversified Financials 0.4%
3i Group plc	261,491	3,228,140
Aberdeen Asset Management plc	237,683	1,033,186
Hargreaves Lansdown plc	64,972	1,182,203
Investec plc	176,717	1,341,810
London Stock Exchange Group plc	83,500	4,133,823
Provident Financial plc	38,709	1,053,772
Schroders plc	30,843	1,401,566
		13,374,500
Energy 2.4%
BP plc	5,225,293	30,692,074
Petrofac Ltd.	60,315	356,387
Royal Dutch Shell plc, A Shares	1,175,893	33,208,893
Royal Dutch Shell plc, B Shares	1,003,928	28,599,607
		92,856,961
Food & Staples Retailing 0.2%
J. Sainsbury plc	439,851	1,421,141
Tesco plc *	2,214,754	5,090,644
WM Morrison Supermarkets plc	564,386	1,790,007
		8,301,792
Food, Beverage & Tobacco 2.0%
Associated British Foods plc	95,540	3,737,496
British American Tobacco plc	617,385	38,404,889
Coca-Cola HBC AG CDI *	46,186	1,396,345
Diageo plc	668,574	21,592,907
Imperial Brands plc	256,320	10,556,099
Tate & Lyle plc	123,305	1,093,365
		76,781,101
Health Care Equipment & Services 0.2%
ConvaTec Group plc *	303,411	1,243,796
Mediclinic International plc	100,138	978,121
Smith & Nephew plc	228,608	3,977,766
		6,199,683
Household & Personal Products 1.0%
Reckitt Benckiser Group plc	179,758	17,477,385
Unilever plc	344,440	19,644,348
		37,121,733
Insurance 1.2%
Admiral Group plc	55,664	1,518,512
Aviva plc	1,076,067	7,648,712
Direct Line Insurance Group plc	367,947	1,818,432
Legal & General Group plc	1,581,481	5,599,578
Old Mutual plc	1,360,651	3,529,095
Prudential plc	685,851	16,735,100
RSA Insurance Group plc	271,498	2,337,542
St. James's Place plc	138,547	2,225,391
Standard Life plc	543,023	3,125,693
		44,538,055
Materials 1.5%
Anglo American plc *	358,952	5,937,683
Antofagasta plc	103,519	1,292,748
BHP Billiton plc	565,709	10,315,143
Croda International plc	35,749	1,744,403
Fresnillo plc	54,397	1,103,942
Glencore plc *	3,269,901	14,424,823
Johnson Matthey plc	53,319	1,976,130
Mondi plc	94,027	2,476,618
Randgold Resources Ltd.	25,936	2,414,229
Rio Tinto plc	330,551	15,491,938
		57,177,657
Security	Number of Shares	Value ($)
Media 0.4%
ITV plc	993,869	2,272,783
Pearson plc	229,305	1,984,422
Sky plc	277,679	3,538,781
WPP plc	341,394	6,962,318
		14,758,304
Pharmaceuticals, Biotechnology & Life Sciences 1.6%
AstraZeneca plc	340,648	20,303,659
GlaxoSmithKline plc	1,310,200	26,082,107
Hikma Pharmaceuticals plc	33,976	632,452
Shire plc	241,103	13,478,238
		60,496,456
Real Estate 0.2%
Hammerson plc	208,256	1,578,281
Intu Properties plc	261,219	880,630
Land Securities Group plc	218,186	2,942,352
Segro plc	263,613	1,834,665
The British Land Co., plc	253,077	2,039,272
		9,275,200
Retailing 0.2%
Dixons Carphone plc	239,157	849,421
Kingfisher plc	633,788	2,459,577
Marks & Spencer Group plc	429,416	1,825,069
Next plc	38,124	1,987,230
		7,121,297
Software & Services 0.2%
Auto Trader Group plc	264,850	1,337,615
The Sage Group plc	279,754	2,487,844
Worldpay Group plc	524,881	2,561,319
		6,386,778
Telecommunication Services 0.8%
BT Group plc	2,250,586	9,313,593
Inmarsat plc	119,483	1,222,810
Vodafone Group plc	7,071,883	20,730,185
		31,266,588
Transportation 0.1%
easyJet plc	37,117	605,392
Royal Mail plc	243,512	1,294,844
		1,900,236
Utilities 0.6%
Centrica plc	1,439,100	3,769,967
National Grid plc	915,488	11,328,134
Severn Trent plc	63,466	1,876,524
SSE plc	271,312	4,937,441
United Utilities Group plc	180,841	2,143,056
		24,055,122
		670,824,631
Total Common Stock
(Cost $2,961,071,794)		3,755,861,396

Preferred Stock 0.6% of net assets

Germany 0.5%
Automobiles & Components 0.3%
Bayerische Motoren Werke AG	14,195	1,131,151
Porsche Automobil Holding SE	41,697	2,386,449
Schaeffler AG	39,555	551,488
Volkswagen AG	49,842	7,665,149
		11,734,237
Household & Personal Products 0.2%
Henkel AG & Co. KGaA	47,473	6,724,454

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materials 0.0%
Fuchs Petrolub SE	20,460	1,214,616
		19,673,307

Italy 0.1%
Banks 0.0%
Intesa Sanpaolo S.p.A. — RSP	275,066	876,827
Telecommunication Services 0.1%
Telecom Italia S.p.A. — RSP	1,719,130	1,408,235
		2,285,062
Total Preferred Stock
(Cost $20,008,102)		21,958,369

Rights 0.0% of net assets

France 0.0%
Real Estate 0.0%
Gecina S.A. expires 08/02/17 *	10,487	31,136
Total Rights
(Cost $—)		31,136

Other Investment Company 0.1% of net assets

United States 0.1%
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.89% (b)	4,209,591	4,209,591
Total Other Investment Company
(Cost $4,209,591)		4,209,591
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.4% of net assets

Time Deposits 0.4%
Barclays Capital, Inc.
U.S. Dollar
0.59%, 08/01/17 (c)	15,193,812	15,193,812
Brown Brothers Harriman
Danish Krone
(0.70%), 08/01/17 (c)	107,683	17,141
Hong Kong Dollar
0.01%, 08/01/17 (c)	40,756	5,218
Japanese Yen
(0.22%), 08/01/17 (c)	1,316,730	11,944
New Zealand Dollar
0.80%, 08/01/17 (c)	9,130	6,856
Norwegian Krone
0.07%, 08/01/17 (c)	32,030	4,074
Singapore Dollar
0.01%, 08/01/17 (c)	5,487	4,049
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Swedish Krone
(0.95%), 08/01/17 (c)	84,881	10,513
Swiss Franc
(1.45%), 08/01/17 (c)	848,730	877,739
Citibank
Euro
(0.56%), 08/01/17 (c)	452,936	536,186
Sumitomo Mitsui Banking Corp.
Great British Pound
0.05%, 08/01/17 (c)	324,242	427,805
Wells Fargo
Australian Dollar
0.58%, 08/01/17 (c)	51,457	41,166
Total Short-Term Investments
(Cost $17,136,503)		17,136,503

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $3,034,048,974 and the unrealized appreciation and depreciation were $916,460,866 and ($151,312,845), respectively, with a net unrealized appreciation of $765,148,021.
At 07/31/17, the values of certain foreign securities held by the fund aggregating $3,722,933,789 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,969,799.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt
In addition to the above, the fund held the following at July 31, 2017:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE Index, e-mini, Long expires 09/15/17	317	30,731,565	182,698

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$1,010,680,107	$—	$1,010,680,107
Germany [1]	—	333,565,279	—	333,565,279
Food & Staples Retailing	998,421	—	—	998,421
Hong Kong[1]	—	119,185,041	—	119,185,041
Consumer Services	1,322,898	9,385,108	—	10,708,006
Telecommunication Services	1,418,508	735,590	—	2,154,098
Ireland [1]	—	14,681,460	—	14,681,460
Banks	1,984,404	—	—	1,984,404
Israel [1]	—	7,452,038	—	7,452,038
Pharmaceuticals, Biotechnology & Life Sciences	8,176,525	—	—	8,176,525
Software & Services	7,078,923	1,161,226	—	8,240,149
Telecommunication Services	860,756	—	—	860,756
Italy [1]	—	87,118,648	—	87,118,648
Pharmaceuticals, Biotechnology & Life Sciences	1,157,739	—	—	1,157,739
Japan [1]	—	837,670,441	—	837,670,441
Real Estate	7,083,348	29,847,729	—	36,931,077
Netherlands [1]	—	101,229,190	—	101,229,190
Capital Goods	1,982,658	10,262,050	—	12,244,708
Semiconductors & Semiconductor Equipment	10,214,351	15,116,753	—	25,331,104
New Zealand[1]	—	3,656,383	—	3,656,383
Health Care Equipment & Services	645,869	—	—	645,869
Utilities	544,226	1,543,985	—	2,088,211
Norway [1]	—	24,037,638	—	24,037,638
Media	1,068,659	—	—	1,068,659
Portugal [1]	—	5,790,750	—	5,790,750
Banks	—	—	— *	—
Sweden [1]	—	102,938,211	—	102,938,211
Household & Personal Products	4,764,926	—	—	4,764,926
Switzerland [1]	—	243,710,942	—	243,710,942
Food, Beverage & Tobacco	1,520,073	72,772,737	—	74,292,810
Real Estate	1,673,175	—	—	1,673,175
United Kingdom[1]	—	632,388,302	—	632,388,302
Capital Goods	1,146,721	31,089,925	—	32,236,646
Health Care Equipment & Services	1,243,796	4,955,887	—	6,199,683
Preferred Stock[1]	—	21,958,369	—	21,958,369
Rights
France [1]	31,136	—	—	31,136
Other Investment Company[1]	4,209,591	—	—	4,209,591
Short-Term Investments[1]	—	17,136,503	—	17,136,503
Total	$59,126,703	$3,740,070,292	$—	$3,799,196,995
Other Financial Instruments
Futures Contracts[2]	$182,698	$—	$—	$182,698
*	Level 3 amount shown includes securities determined to have no value at July 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $30,789,508 and $13,338,248 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2017. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

Schwab Equity Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
The three levels of the fair value hierarchy are as follows:
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Equity Index Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation (CSC) if that company is included in its index. Below is the summary of investment activities involving CSC shares owned by the funds during the report period:
Fund	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/17	Market Value at 07/31/17	Realized Gains (Losses) 11/01/16 to 07/31/17	Dividends Received 11/01/16 to 07/31/17
Schwab S&P 500 Index Fund	1,480,381	118,500	—	1,598,881	$68,591,995	$—	$350,344
Schwab 1000 Index Fund	375,265	—	—	375,265	$16,098,868	$—	$86,311
Schwab Total Stock Market Index Fund	250,126	42,344	—	292,470	$12,546,963	$—	$61,880
REG87637JUL17

Schwab Capital Trust
Schwab Core Equity Fund™

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.9%	Common Stock	1,809,464,205	2,230,809,719
1.4%	Other Investment Company	31,185,476	31,185,476
100.3%	Total Investments	1,840,649,681	2,261,995,195
(0.3%)	Other Assets and Liabilities, Net		(7,593,417)
100.0%	Net Assets		2,254,401,778

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets

Automobiles & Components 1.0%
Lear Corp.	159,715	23,668,166

Banks 5.1%
Bank of America Corp.	211,720	5,106,686
Citigroup, Inc.	750,582	51,377,338
Citizens Financial Group, Inc.	233,923	8,206,019
Essent Group Ltd. *	242,942	9,333,832
JPMorgan Chase & Co.	128,570	11,802,726
Regions Financial Corp.	1,363,700	19,910,020
The PNC Financial Services Group, Inc.	72,593	9,349,978
		115,086,599

Capital Goods 8.8%
Allison Transmission Holdings, Inc.	657,457	24,851,875
Crane Co.	69,328	5,234,264
Curtiss-Wright Corp.	138,437	13,348,095
Graco, Inc.	40,173	4,661,675
Ingersoll-Rand plc	206,995	18,190,721
L3 Technologies, Inc.	73,778	12,908,937
Oshkosh Corp.	157,812	10,866,934
Owens Corning	565,346	37,906,449
Stanley Black & Decker, Inc.	268,404	37,761,759
The Boeing Co.	115,156	27,920,724
The Toro Co.	64,150	4,560,423
		198,211,856

Commercial & Professional Services 1.2%
ManpowerGroup, Inc.	197,257	21,136,087
Republic Services, Inc.	86,094	5,528,957
		26,665,044

Consumer Durables & Apparel 1.0%
Columbia Sportswear Co.	17,902	1,084,503
Michael Kors Holdings Ltd. *	255,983	9,328,021
Ralph Lauren Corp.	42,033	3,179,796
Whirlpool Corp.	49,973	8,889,197
		22,481,517

Security	Number of Shares	Value ($)
Consumer Services 2.6%
Aramark	477,583	19,036,458
Carnival Corp.	11,769	785,934
Darden Restaurants, Inc.	201,952	16,939,734
Extended Stay America, Inc.	176,910	3,497,511
Las Vegas Sands Corp.	175,353	10,803,498
Starbucks Corp.	160,092	8,641,766
		59,704,901

Diversified Financials 3.5%
Capital One Financial Corp.	141,156	12,164,824
Discover Financial Services	305,014	18,587,553
Evercore Partners, Inc., Class A	94,804	7,456,335
Franklin Resources, Inc.	102,061	4,570,291
Leucadia National Corp.	144,334	3,757,014
Morgan Stanley	672,463	31,538,515
		78,074,532

Energy 5.5%
Baker Hughes, a GE Co.	440,077	16,234,441
Chevron Corp.	226,560	24,738,086
ConocoPhillips	451,410	20,480,472
Exxon Mobil Corp.	336,806	26,957,952
Halliburton Co.	90,500	3,840,820
Rowan Cos. plc, Class A *	552,834	6,451,573
Valero Energy Corp.	372,702	25,705,257
		124,408,601

Food & Staples Retailing 2.5%
Wal-Mart Stores, Inc.	694,565	55,558,254

Food, Beverage & Tobacco 5.2%
Bunge Ltd.	238,860	18,724,235
Campbell Soup Co.	158,727	8,385,548
Ingredion, Inc.	127,704	15,748,457
PepsiCo, Inc.	496,912	57,944,908
Philip Morris International, Inc.	143,256	16,719,408
		117,522,556

Health Care Equipment & Services 4.9%
Baxter International, Inc.	244,820	14,806,714
Centene Corp. *	94,703	7,521,312
Express Scripts Holding Co. *	75,989	4,759,951
Hill-Rom Holdings, Inc.	174,761	13,023,190
Humana, Inc.	86,777	20,062,842
IDEXX Laboratories, Inc. *	81,159	13,509,727
Masimo Corp. *	62,710	5,932,366
McKesson Corp.	20,163	3,263,785
UnitedHealth Group, Inc.	87,248	16,735,039
WellCare Health Plans, Inc. *	55,497	9,822,414
		109,437,340

1

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Household & Personal Products 1.9%
Colgate-Palmolive Co.	186,971	13,499,306
Energizer Holdings, Inc.	119,780	5,518,265
Kimberly-Clark Corp.	20,451	2,518,745
Spectrum Brands Holdings, Inc.	193,026	22,282,922
		43,819,238

Insurance 5.2%
CNA Financial Corp.	51,442	2,672,412
Everest Re Group Ltd.	156,563	41,080,565
Loews Corp.	139,973	6,813,886
Reinsurance Group of America, Inc.	166,530	23,347,506
The Allstate Corp.	482,436	43,901,676
		117,816,045

Materials 3.8%
Ashland Global Holdings, Inc.	167,764	10,899,627
Avery Dennison Corp.	87,917	8,170,127
Axalta Coating Systems Ltd. *	687,898	21,668,787
Berry Global Group, Inc. *	352,791	19,784,519
Celanese Corp., Series A	52,539	5,052,676
Eastman Chemical Co.	77,056	6,407,977
Freeport-McMoRan, Inc. *	366,878	5,363,756
PPG Industries, Inc.	10,488	1,103,862
Silgan Holdings, Inc.	253,153	7,670,536
		86,121,867

Media 2.4%
Comcast Corp., Class A	613,619	24,820,889
Live Nation Entertainment, Inc. *	470,881	17,549,735
Sinclair Broadcast Group, Inc., Class A	323,129	11,648,800
		54,019,424

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
Amgen, Inc.	197,706	34,501,674
Celgene Corp. *	172,531	23,362,423
Eli Lilly & Co.	158,333	13,087,806
Johnson & Johnson	228,039	30,265,336
Merck & Co., Inc.	118,354	7,560,453
Pfizer, Inc.	1,483,560	49,194,850
Thermo Fisher Scientific, Inc.	100,386	17,620,754
		175,593,296

Real Estate 3.9%
American Homes 4 Rent, Class A	121,344	2,792,125
Apartment Investment & Management Co., Class A	208,565	9,500,136
Equity LifeStyle Properties, Inc.	158,484	13,835,653
National Retail Properties, Inc.	143,762	5,747,605
PS Business Parks, Inc.	32,997	4,436,777
Realogy Holdings Corp.	627,583	20,835,755
Retail Properties of America, Inc., Class A	291,686	3,859,006
Senior Housing Properties Trust	965,022	18,769,678
SL Green Realty Corp.	73,940	7,635,784
		87,412,519

Security	Number of Shares	Value ($)
Retailing 3.5%
Amazon.com, Inc. *	39,013	38,536,261
Best Buy Co., Inc.	105,980	6,182,873
Expedia, Inc.	100,316	15,696,445
The Home Depot, Inc.	120,080	17,963,968
		78,379,547

Semiconductors & Semiconductor Equipment 2.2%
Applied Materials, Inc.	312,956	13,867,080
Cirrus Logic, Inc. *	95,181	5,847,921
Intel Corp.	418,527	14,845,153
Maxim Integrated Products, Inc.	200,894	9,128,623
ON Semiconductor Corp. *	425,645	6,363,393
		50,052,170

Software & Services 14.4%
Activision Blizzard, Inc.	249,314	15,402,619
Alliance Data Systems Corp.	27,455	6,628,461
Alphabet, Inc., Class A *	76,579	72,405,444
Alphabet, Inc., Class C *	10,791	10,041,026
CACI International, Inc., Class A *	90,513	11,323,176
Facebook, Inc., Class A *	166,569	28,191,803
Fidelity National Information Services, Inc.	376,728	34,365,128
International Business Machines Corp.	143,696	20,788,500
Intuit, Inc.	31,232	4,285,343
MAXIMUS, Inc.	88,227	5,325,382
Microsoft Corp.	1,056,008	76,771,782
Teradata Corp. *	208,820	6,644,652
Total System Services, Inc.	286,549	18,184,400
VeriSign, Inc. *	71,313	7,214,736
VMware, Inc., Class A *	75,620	7,010,730
		324,583,182

Technology Hardware & Equipment 6.4%
Apple, Inc.	556,336	82,743,853
CDW Corp.	173,281	10,991,214
F5 Networks, Inc. *	42,510	5,133,082
HP, Inc.	243,293	4,646,896
Juniper Networks, Inc.	353,029	9,867,161
NCR Corp. *	241,109	9,125,976
Tech Data Corp. *	78,743	8,063,283
Western Digital Corp.	56,848	4,838,902
Xerox Corp.	299,601	9,188,763
		144,599,130

Telecommunication Services 0.8%
AT&T, Inc.	456,704	17,811,456
T-Mobile US, Inc. *	16,005	986,868
		18,798,324

Transportation 0.8%
Alaska Air Group, Inc.	86,987	7,413,902
FedEx Corp.	13,018	2,708,135
Ryder System, Inc.	32,578	2,370,375
Union Pacific Corp.	54,737	5,635,721
		18,128,133

2

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Utilities 4.5%
CenterPoint Energy, Inc.	1,113,919	31,401,377
FirstEnergy Corp.	1,217,128	38,838,554
PG&E Corp.	119,114	8,062,827
UGI Corp.	443,129	22,364,720
		100,667,478
Total Common Stock
(Cost $1,809,464,205)		2,230,809,719

Other Investment Company 1.4% of net assets

Money Market Fund 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.94% (a)	31,185,476	31,185,476
Total Other Investment Company
(Cost $31,185,476)		31,185,476

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $1,842,360,510 and the unrealized appreciation and depreciation were $442,057,602 and ($22,422,917), respectively, with a net unrealized appreciation of $419,634,685.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at July 31, 2017:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/15/17	110	13,574,000	65,789

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,230,809,719	$—	$—	$2,230,809,719
Other Investment Company[1]	31,185,476	—	—	31,185,476
Total	$2,261,995,195	$—	$—	$2,261,995,195
Other Financial Instruments
Futures Contracts[2]	$65,789	$—	$—	$65,789
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.
3

Schwab Capital Trust
Schwab Dividend Equity Fund™

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.9%	Common Stock	1,245,887,793	1,451,663,228
0.8%	Short-Term Investment	11,434,071	11,434,071
99.7%	Total Investments	1,257,321,864	1,463,097,299
0.3%	Other Assets and Liabilities, Net		4,817,686
100.0%	Net Assets		1,467,914,985

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets

Automobiles & Components 1.6%
Lear Corp.	159,467	23,631,415

Banks 11.0%
Bank of America Corp.	1,092,335	26,347,120
Citigroup, Inc.	753,249	51,559,894
Citizens Financial Group, Inc.	679,394	23,833,142
JPMorgan Chase & Co.	381,433	35,015,549
Regions Financial Corp.	1,538,968	22,468,933
Wells Fargo & Co.	28,993	1,563,882
		160,788,520

Capital Goods 10.0%
Allison Transmission Holdings, Inc.	708,701	26,788,898
Caterpillar, Inc.	25,380	2,892,051
Curtiss-Wright Corp.	22,401	2,159,904
Ingersoll-Rand plc	153,943	13,528,511
L3 Technologies, Inc.	18,479	3,233,271
Oshkosh Corp.	298,493	20,554,228
Owens Corning	401,286	26,906,226
Raytheon Co.	14,006	2,405,811
Stanley Black & Decker, Inc.	92,350	12,992,722
Textron, Inc.	58,980	2,897,687
The Boeing Co.	131,016	31,766,139
		146,125,448

Consumer Durables & Apparel 0.2%
Michael Kors Holdings Ltd. *	43,033	1,568,123
Ralph Lauren Corp.	20,031	1,515,345
		3,083,468

Consumer Services 1.1%
Aramark	113,282	4,515,421
Darden Restaurants, Inc.	15,758	1,321,781
H&R Block, Inc.	136,143	4,152,361
Las Vegas Sands Corp.	109,662	6,756,276
		16,745,839

Security	Number of Shares	Value ($)
Diversified Financials 7.1%
Berkshire Hathaway, Inc., Class B *	67,761	11,856,142
Capital One Financial Corp.	249,969	21,542,328
Discover Financial Services	238,935	14,560,699
Morgan Stanley	708,013	33,205,810
The Goldman Sachs Group, Inc.	54,905	12,371,744
Voya Financial, Inc.	259,700	10,190,628
		103,727,351

Energy 10.3%
Anadarko Petroleum Corp.	98,348	4,491,553
Baker Hughes, a GE Co.	371,984	13,722,490
Chevron Corp.	329,073	35,931,481
ConocoPhillips	431,503	19,577,291
Exxon Mobil Corp.	605,367	48,453,574
Noble Energy, Inc.	82,159	2,375,217
Rowan Cos. plc, Class A *	579,739	6,765,554
Valero Energy Corp.	283,265	19,536,787
		150,853,947

Food & Staples Retailing 1.0%
Wal-Mart Stores, Inc.	188,799	15,102,032

Food, Beverage & Tobacco 5.2%
Bunge Ltd.	139,292	10,919,100
Campbell Soup Co.	103,305	5,457,603
Fresh Del Monte Produce, Inc.	77,494	3,988,616
Ingredion, Inc.	11,140	1,373,785
PepsiCo, Inc.	256,255	29,881,896
Philip Morris International, Inc.	133,785	15,614,047
TreeHouse Foods, Inc. *	18,180	1,542,209
Tyson Foods, Inc., Class A	128,655	8,151,581
		76,928,837

Health Care Equipment & Services 5.5%
Allscripts Healthcare Solutions, Inc. *	740,376	9,114,029
Baxter International, Inc.	270,259	16,345,264
Becton, Dickinson & Co.	19,754	3,978,456
Express Scripts Holding Co. *	281,432	17,628,900
Hill-Rom Holdings, Inc.	48,549	3,617,871
Humana, Inc.	5,766	1,333,099
IDEXX Laboratories, Inc. *	54,207	9,023,297
Masimo Corp. *	36,453	3,448,454
McKesson Corp.	48,962	7,925,479
UnitedHealth Group, Inc.	43,375	8,319,759
		80,734,608

Household & Personal Products 3.2%
Colgate-Palmolive Co.	213,225	15,394,845
HRG Group, Inc. *	300,220	4,974,645
Kimberly-Clark Corp.	42,591	5,245,507

4

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Spectrum Brands Holdings, Inc.	146,990	16,968,526
The Procter & Gamble Co.	49,534	4,498,678
		47,082,201

Insurance 7.3%
Assured Guaranty Ltd.	23,165	1,042,657
CNA Financial Corp.	69,303	3,600,291
Everest Re Group Ltd.	93,156	24,443,203
Loews Corp.	341,722	16,635,027
Reinsurance Group of America, Inc.	139,241	19,521,588
The Allstate Corp.	356,408	32,433,128
The Travelers Cos., Inc.	79,903	10,234,775
		107,910,669

Materials 2.3%
Axalta Coating Systems Ltd. *	458,679	14,448,389
Berry Global Group, Inc. *	349,406	19,594,688
		34,043,077

Media 1.7%
Discovery Communications, Inc., Class A *	32,043	788,258
Live Nation Entertainment, Inc. *	367,484	13,696,129
The Walt Disney Co.	68,094	7,485,573
Viacom, Inc., Class B	105,551	3,685,841
		25,655,801

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Amgen, Inc.	104,205	18,184,815
Eli Lilly & Co.	73,720	6,093,695
Johnson & Johnson	241,259	32,019,895
Merck & Co., Inc.	29,838	1,906,051
Pfizer, Inc.	1,380,590	45,780,364
Thermo Fisher Scientific, Inc.	16,841	2,956,101
		106,940,921

Real Estate 5.3%
American Homes 4 Rent, Class A	142,868	3,287,393
Apartment Investment & Management Co., Class A	100,366	4,571,671
Equity LifeStyle Properties, Inc.	208,157	18,172,106
Outfront Media, Inc.	97,119	2,221,112
PS Business Parks, Inc.	4,662	626,852
Realogy Holdings Corp.	349,584	11,606,189
Retail Properties of America, Inc., Class A	1,014,603	13,423,198
Senior Housing Properties Trust	1,196,542	23,272,742
SL Green Realty Corp.	7,186	742,098
		77,923,361

Retailing 0.5%
Expedia, Inc.	9,403	1,471,287
Lowe's Cos., Inc.	72,064	5,577,754
		7,049,041

Semiconductors & Semiconductor Equipment 1.4%
Applied Materials, Inc.	184,633	8,181,088
Intel Corp.	344,745	12,228,105
		20,409,193

Security	Number of Shares	Value ($)
Software & Services 2.8%
Activision Blizzard, Inc.	227,740	14,069,777
Alphabet, Inc., Class A *	10,436	9,867,238
CDK Global, Inc.	23,853	1,569,050
Intuit, Inc.	11,898	1,632,525
j2 Global, Inc.	38,019	3,217,548
Microsoft Corp.	20,062	1,458,507
Nuance Communications, Inc. *	164,538	2,846,507
Science Applications International Corp.	30,093	2,118,848
VMware, Inc., Class A *	40,119	3,719,433
		40,499,433

Technology Hardware & Equipment 3.5%
Apple, Inc.	43,060	6,404,314
CDW Corp.	68,352	4,335,567
Cisco Systems, Inc.	108,810	3,422,075
CommScope Holding Co., Inc. *	116,913	4,300,060
F5 Networks, Inc. *	27,692	3,343,809
HP, Inc.	93,981	1,795,037
Juniper Networks, Inc.	218,465	6,106,097
NCR Corp. *	266,032	10,069,311
Seagate Technology plc	56,363	1,857,724
Tech Data Corp. *	81,370	8,332,288
Xerox Corp.	64,683	1,983,828
		51,950,110

Telecommunication Services 2.2%
AT&T, Inc.	814,445	31,763,355

Transportation 0.2%
Delta Air Lines, Inc.	58,816	2,903,158

Utilities 8.2%
CenterPoint Energy, Inc.	1,067,812	30,101,620
Exelon Corp.	365,697	14,020,823
FirstEnergy Corp.	876,081	27,955,745
PG&E Corp.	388,469	26,295,466
UGI Corp.	424,763	21,437,789
		119,811,443
Total Common Stock
(Cost $1,245,887,793)		1,451,663,228
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
Barclays Capital, Inc.
0.59%, 08/01/17 (a)	11,434,071	11,434,071
Total Short-Term Investment
(Cost $11,434,071)		11,434,071

End of Investments.

5

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

At 07/31/17, the tax basis cost of the fund's investments was $1,257,591,753 and the unrealized appreciation and depreciation were $235,185,585 and ($29,680,039), respectively, with a net unrealized appreciation of $205,505,546.
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.
In addition to the above, the fund held the following at July 31, 2017:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/15/17	40	4,936,000	61,423

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,451,663,228	$—	$—	$1,451,663,228
Short-Term Investment[1]	—	11,434,071	—	11,434,071
Total	$1,451,663,228	$11,434,071	$—	$1,463,097,299
Other Financial Instruments
Futures Contracts[2]	$61,423	$—	$—	$61,423
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.
6

Schwab Capital Trust
Schwab Large-Cap Growth Fund™

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.8%	Common Stock	192,293,995	241,916,750
1.3%	Short-Term Investments	3,147,356	3,147,356
100.1%	Total Investments	195,441,351	245,064,106
(0.1%)	Other Assets and Liabilities, Net		(153,237)
100.0%	Net Assets		244,910,869

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets

Automobiles & Components 1.5%
Lear Corp.	24,591	3,644,140

Banks 0.6%
Essent Group Ltd. *	31,211	1,199,127
MGIC Investment Corp. *	24,964	291,330
		1,490,457

Capital Goods 9.0%
Allegion plc	7,201	585,009
Allison Transmission Holdings, Inc.	105,703	3,995,574
Caterpillar, Inc.	5,352	609,860
Ingersoll-Rand plc	21,599	1,898,120
Oshkosh Corp.	50,852	3,501,669
Owens Corning	49,634	3,327,960
Textron, Inc.	5,924	291,046
The Boeing Co.	32,366	7,847,460
		22,056,698

Commercial & Professional Services 1.3%
ManpowerGroup, Inc.	13,857	1,484,778
Waste Management, Inc.	22,817	1,714,697
		3,199,475

Consumer Durables & Apparel 0.4%
Michael Kors Holdings Ltd. *	27,674	1,008,441

Consumer Services 4.4%
Aramark	96,265	3,837,123
Darden Restaurants, Inc.	34,378	2,883,627
International Game Technology plc	11,654	221,892
Las Vegas Sands Corp.	7,125	438,971
Starbucks Corp.	29,642	1,600,075
Vail Resorts, Inc.	5,354	1,128,409
Wyndham Worldwide Corp.	2,494	260,299
Yum China Holdings, Inc. *	11,069	396,159
		10,766,555

Security	Number of Shares	Value ($)
Diversified Financials 0.9%
Morgan Stanley	32,254	1,512,713
The Goldman Sachs Group, Inc.	2,553	575,267
		2,087,980

Food & Staples Retailing 1.2%
Wal-Mart Stores, Inc.	35,092	2,807,009

Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	22,000	1,429,340
Campbell Soup Co.	25,403	1,342,041
Fresh Del Monte Produce, Inc.	7,303	375,885
Ingredion, Inc.	17,889	2,206,071
PepsiCo, Inc.	48,032	5,601,012
Philip Morris International, Inc.	2,920	340,793
TreeHouse Foods, Inc. *	13,153	1,115,769
Tyson Foods, Inc., Class A	17,203	1,089,982
		13,500,893

Health Care Equipment & Services 6.8%
Allscripts Healthcare Solutions, Inc. *	137,920	1,697,795
Baxter International, Inc.	35,032	2,118,735
Becton, Dickinson & Co.	3,386	681,941
Centene Corp. *	22,431	1,781,470
Hill-Rom Holdings, Inc.	24,693	1,840,122
Humana, Inc.	4,859	1,123,401
IDEXX Laboratories, Inc. *	4,967	826,807
Masimo Corp. *	20,742	1,962,193
McKesson Corp.	5,960	964,745
UnitedHealth Group, Inc.	7,980	1,530,644
WellCare Health Plans, Inc. *	12,422	2,198,570
		16,726,423

Household & Personal Products 0.8%
Kimberly-Clark Corp.	3,882	478,107
Spectrum Brands Holdings, Inc.	12,185	1,406,637
		1,884,744

Insurance 2.9%
CNA Financial Corp.	15,948	828,499
Everest Re Group Ltd.	13,057	3,426,026
The Allstate Corp.	31,335	2,851,485
		7,106,010

Materials 2.5%
Ashland Global Holdings, Inc.	9,218	598,894
Axalta Coating Systems Ltd. *	92,562	2,915,703
Berry Global Group, Inc. *	48,128	2,699,018
		6,213,615

7

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Media 4.6%
AMC Networks, Inc., Class A *	14,366	918,705
Comcast Corp., Class A	127,475	5,156,364
Live Nation Entertainment, Inc. *	114,399	4,263,651
Sinclair Broadcast Group, Inc., Class A	26,518	955,974
		11,294,694

Pharmaceuticals, Biotechnology & Life Sciences 6.4%
AbbVie, Inc.	39,395	2,754,104
Amgen, Inc.	17,086	2,981,678
Celgene Corp. *	22,686	3,071,911
Eli Lilly & Co.	24,198	2,000,207
Johnson & Johnson	13,005	1,726,024
Pfizer, Inc.	49,520	1,642,083
Thermo Fisher Scientific, Inc.	9,075	1,592,935
		15,768,942

Real Estate 4.0%
American Homes 4 Rent, Class A	377	8,675
American Tower Corp.	6,233	849,745
Apartment Investment & Management Co., Class A	20,301	924,710
DCT Industrial Trust, Inc.	8,513	479,622
Equity LifeStyle Properties, Inc.	16,336	1,426,133
National Retail Properties, Inc.	20,502	819,670
PS Business Parks, Inc.	6,856	921,858
Realogy Holdings Corp.	15,295	507,794
Retail Properties of America, Inc., Class A	142,833	1,889,681
Senior Housing Properties Trust	97,320	1,892,874
		9,720,762

Retailing 7.1%
Amazon.com, Inc. *	9,991	9,868,910
Best Buy Co., Inc.	17,690	1,032,034
Burlington Stores, Inc. *	24,306	2,115,351
Target Corp.	6,037	342,117
The Home Depot, Inc.	26,213	3,921,465
		17,279,877

Semiconductors & Semiconductor Equipment 3.1%
Applied Materials, Inc.	92,438	4,095,928
Intel Corp.	21,712	770,124
Maxim Integrated Products, Inc.	26,934	1,223,881
Texas Instruments, Inc.	19,200	1,562,496
		7,652,429

Software & Services 22.6%
Activision Blizzard, Inc.	34,528	2,133,140
Adobe Systems, Inc. *	5,303	776,836
Alliance Data Systems Corp.	3,954	954,614
Alphabet, Inc., Class A *	12,246	11,578,593
CDK Global, Inc.	15,845	1,042,284
Check Point Software Technologies Ltd. *	10,635	1,124,970
Conduent, Inc. *	11,948	197,262
eBay, Inc. *	216	7,718
Facebook, Inc., Class A *	37,065	6,273,251
Fidelity National Information Services, Inc.	30,909	2,819,519
First Data Corp., Class A *	73,082	1,363,710
GoDaddy, Inc., Class A *	28,967	1,245,002
International Business Machines Corp.	12,819	1,854,525
Intuit, Inc.	11,480	1,575,171
MasterCard, Inc., Class A	26,598	3,399,224
MAXIMUS, Inc.	20,016	1,208,166
Security	Number of Shares	Value ($)
Microsoft Corp.	145,750	10,596,025
Teradata Corp. *	42,229	1,343,727
Total System Services, Inc.	53,455	3,392,254
Visa, Inc., Class A	17,521	1,744,391
VMware, Inc., Class A *	8,013	742,885
		55,373,267

Technology Hardware & Equipment 9.5%
Apple, Inc.	95,490	14,202,228
ARRIS International plc *	47,639	1,331,986
CDW Corp.	23,899	1,515,914
F5 Networks, Inc. *	10,332	1,247,589
Juniper Networks, Inc.	39,901	1,115,233
NCR Corp. *	40,757	1,542,653
Seagate Technology plc	11,391	375,447
Tech Data Corp. *	14,251	1,459,302
Zebra Technologies Corp., Class A *	4,855	493,851
		23,284,203

Telecommunication Services 1.0%
AT&T, Inc.	27,437	1,070,043
T-Mobile US, Inc. *	20,331	1,253,609
		2,323,652

Transportation 1.5%
FedEx Corp.	4,236	881,215
Ryder System, Inc.	13,707	997,321
Union Pacific Corp.	8,735	899,356
XPO Logistics, Inc. *	15,963	959,536
		3,737,428

Utilities 1.2%
CenterPoint Energy, Inc.	17,030	480,075
FirstEnergy Corp.	35,603	1,136,092
PG&E Corp.	20,282	1,372,889
		2,989,056
Total Common Stock
(Cost $192,293,995)		241,916,750
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.3% of net assets

Time Deposits 1.3%
BNP Paribas
0.59%, 08/01/17 (a)	687,859	687,859
Sumitomo Mitsui Banking Corp.
0.59%, 08/01/17 (a)	2,459,497	2,459,497
Total Short-Term Investments
(Cost $3,147,356)		3,147,356

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $195,450,358 and the unrealized appreciation and depreciation were $52,263,112 and ($2,649,364), respectively, with a net unrealized appreciation of $49,613,748.
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

8

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at July 31, 2017:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/15/17	14	1,727,600	32,965

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$241,916,750	$—	$—	$241,916,750
Short-Term Investments[1]	—	3,147,356	—	3,147,356
Total	$241,916,750	$3,147,356	$—	$245,064,106
Other Financial Instruments
Futures Contracts[2]	$32,965	$—	$—	$32,965
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.
9

Schwab Capital Trust
Schwab Small-Cap Equity Fund™

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.2%	Common Stock	546,196,881	615,698,750
1.4%	Other Investment Company	8,951,903	8,951,903
2.3%	Short-Term Investments	14,571,111	14,571,111
101.9%	Total Investments	569,719,895	639,221,764
(1.9%)	Other Assets and Liabilities, Net		(11,846,027)
100.0%	Net Assets		627,375,737

Security	Number of Shares	Value ($)
Common Stock 98.2% of net assets

Automobiles & Components 1.6%
Cooper-Standard Holding, Inc. *	40,621	4,153,903
Tenneco, Inc.	53,364	2,951,029
Tower International, Inc.	109,724	2,710,183
		9,815,115

Banks 13.0%
1st Source Corp.	56,913	2,794,428
BancFirst Corp.	23,942	2,555,809
Banco Latinoamericano de Comercio Exterior, S.A., Class E	36,446	958,894
Camden National Corp.	22,292	936,264
Cathay General Bancorp	78,798	2,950,985
Central Pacific Financial Corp.	37,533	1,160,896
Central Valley Community Bancorp	14,736	323,897
Customers Bancorp, Inc. *	71,417	2,131,797
Essent Group Ltd. *	135,456	5,204,220
Farmers Capital Bank Corp.	13,707	514,698
Federal Agricultural Mortgage Corp., Class C	61,906	4,244,275
Financial Institutions, Inc.	74,063	2,177,452
First BanCorp *	1,077,391	6,313,511
First Citizens BancShares, Inc., Class A	17,084	6,287,254
First Community Bancshares, Inc.	27,051	736,328
First Financial Corp.	53,650	2,470,583
Great Southern Bancorp, Inc.	5,287	274,660
Hancock Holding Co.	58,728	2,701,488
Heartland Financial USA, Inc.	17,153	807,906
International Bancshares Corp.	232,678	8,236,801
Meta Financial Group, Inc.	17,081	1,217,875
MGIC Investment Corp. *	418,691	4,886,124
MidSouth Bancorp, Inc.	47,565	535,106
Northrim BanCorp, Inc.	25,227	735,367
OFG Bancorp	591,172	5,941,279
Old Line Bancshares, Inc.	5,544	150,132
Peapack-Gladstone Financial Corp.	31,457	983,660
Preferred Bank	31,993	1,796,407
Premier Financial Bancorp, Inc.	1,694	32,186
Radian Group, Inc.	184,950	3,221,829
Republic Bancorp, Inc., Class A	35,888	1,288,379
Sandy Spring Bancorp, Inc.	37,135	1,486,885
Shore Bancshares, Inc.	22,623	382,102
Southern Missouri Bancorp, Inc.	5,033	163,120
Security	Number of Shares	Value ($)
Territorial Bancorp, Inc.	15,992	481,839
The Bank of NT Butterfield & Son Ltd.	42,740	1,457,007
United Community Banks, Inc.	109,238	3,032,447
		81,573,890

Capital Goods 10.3%
Aerojet Rocketdyne Holdings, Inc. *	163,774	3,840,500
Applied Industrial Technologies, Inc.	21,070	1,190,455
Atkore International Group, Inc. *	130,914	2,725,629
Blue Bird Corp. *	14,538	258,050
Columbus McKinnon Corp.	48,105	1,241,109
Continental Building Products, Inc. *	66,345	1,459,590
Curtiss-Wright Corp.	33,704	3,249,740
EMCOR Group, Inc.	65,827	4,443,322
EnerSys	86,403	6,244,345
Engility Holdings, Inc. *	9,432	275,131
General Cable Corp.	96,282	1,858,243
Global Brass & Copper Holdings, Inc.	117,943	3,780,073
GMS, Inc. *	36,402	1,092,788
Harsco Corp. *	51,539	796,278
HC2 Holdings, Inc. *	20,931	125,795
Hillenbrand, Inc.	122,341	4,404,276
Kadant, Inc.	12,911	1,007,704
Lydall, Inc. *	13,533	669,884
MasTec, Inc. *	50,305	2,324,091
Meritor, Inc. *	95,914	1,657,394
Moog, Inc., Class A *	71,535	5,316,481
Ply Gem Holdings, Inc. *	194,496	3,403,680
Regal Beloit Corp.	44,354	3,696,906
TPI Composites, Inc. *	111,393	2,098,644
Univar, Inc. *	132,235	4,104,574
Vectrus, Inc. *	71,350	2,426,613
Wabash National Corp.	61,548	1,174,336
		64,865,631

Commercial & Professional Services 4.9%
ACCO Brands Corp. *	244,614	2,849,753
ARC Document Solutions, Inc. *	59,050	204,313
CRA International, Inc.	25,359	984,183
ICF International, Inc. *	11,396	515,669
Insperity, Inc.	48,868	3,689,534
LSC Communications, Inc.	47,753	1,020,959
Quad Graphics, Inc.	113,504	2,549,300
RR Donnelley & Sons Co.	139,716	1,726,890
SP Plus Corp. *	102,439	3,349,755
The Brink's Co.	55,547	4,340,998
TriNet Group, Inc. *	175,669	6,148,415
TrueBlue, Inc. *	138,739	3,544,781
		30,924,550

Consumer Durables & Apparel 1.1%
Hooker Furniture Corp.	11,519	486,102
La-Z-Boy, Inc.	51,042	1,725,220
M/I Homes, Inc. *	31,868	826,656

10

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Perry Ellis International, Inc. *	95,360	1,872,870
Taylor Morrison Home Corp., Class A *	84,984	1,922,338
		6,833,186

Consumer Services 3.2%
Bloomin' Brands, Inc.	164,652	2,869,884
Buffalo Wild Wings, Inc. *	30,088	3,234,460
Capella Education Co.	15,552	1,068,423
Dave & Buster's Entertainment, Inc. *	28,004	1,739,329
Penn National Gaming, Inc. *	58,296	1,175,247
Pinnacle Entertainment, Inc. *	185,929	3,532,651
Regis Corp. *	87,240	918,637
Ruth's Hospitality Group, Inc.	178,816	3,576,320
Scientific Games Corp., Class A *	47,780	1,770,249
		19,885,200

Diversified Financials 0.3%
Enova International, Inc. *	117,107	1,698,051

Energy 3.3%
Abraxas Petroleum Corp. *	307,819	547,918
Archrock, Inc.	24,322	266,326
Cloud Peak Energy, Inc. *	118,777	410,968
CVR Energy, Inc. (a)	17,545	331,776
Era Group, Inc. *	22,107	193,657
Evolution Petroleum Corp.	93,424	803,446
Green Plains, Inc.	100,648	1,987,798
McDermott International, Inc. *	564,450	3,821,326
Natural Gas Services Group, Inc. *	27,827	694,284
Overseas Shipholding Group, Inc., Class A *	404,125	1,244,705
Pacific Ethanol, Inc. *	132,535	828,344
QEP Resources, Inc. *	188,652	1,616,748
REX American Resources Corp. *	13,705	1,370,226
TETRA Technologies, Inc. *	469,711	1,319,888
Ultra Petroleum Corp. *	72,463	745,644
Unit Corp. *	50,656	910,795
W&T Offshore, Inc. *	509,253	998,136
World Fuel Services Corp.	86,828	2,808,018
		20,900,003

Food & Staples Retailing 0.8%
SpartanNash, Co.	70,347	1,951,426
SUPERVALU, Inc. *	506,957	1,814,906
Village Super Market, Inc., Class A	54,860	1,356,688
		5,123,020

Food, Beverage & Tobacco 2.1%
Coca-Cola Bottling Co. Consolidated	17,908	4,299,532
Darling Ingredients, Inc. *	86,378	1,405,370
Dean Foods Co.	268,752	4,031,280
Fresh Del Monte Produce, Inc.	66,646	3,430,269
		13,166,451

Health Care Equipment & Services 5.2%
Allscripts Healthcare Solutions, Inc. *	195,182	2,402,691
Analogic Corp.	22,585	1,585,467
AngioDynamics, Inc. *	103,111	1,675,554
Cantel Medical Corp.	28,104	2,085,317
Cardiovascular Systems, Inc. *	16,835	531,144
Civitas Solutions, Inc. *	19,759	352,698
Community Health Systems, Inc. *	62,286	445,345
Cotiviti Holdings, Inc. *	24,467	1,053,304
Exactech, Inc. *	34,527	1,006,462
Security	Number of Shares	Value ($)
Haemonetics Corp. *	50,300	2,068,839
Halyard Health, Inc. *	69,905	2,811,579
HealthSouth Corp.	45,164	1,922,180
HMS Holdings Corp. *	100,261	2,013,241
Masimo Corp. *	37,160	3,515,336
Merit Medical Systems, Inc. *	17,638	723,158
Natus Medical, Inc. *	27,604	971,661
NxStage Medical, Inc. *	20,015	471,353
Orthofix International N.V. *	53,312	2,312,675
Quality Systems, Inc. *	133,521	2,283,209
RadNet, Inc. *	89,732	690,936
Surgery Partners, Inc. *	18,821	373,597
Varex Imaging Corp. *	34,845	1,074,968
		32,370,714

Household & Personal Products 0.6%
HRG Group, Inc. *	153,256	2,539,452
USANA Health Sciences, Inc. *	24,861	1,419,563
		3,959,015

Insurance 2.7%
American Equity Investment Life Holding Co.	119,627	3,203,611
Argo Group International Holdings Ltd.	32,539	1,950,713
CNO Financial Group, Inc.	84,238	1,927,365
Crawford & Co., Class B	86,036	772,603
Employers Holdings, Inc.	26,005	1,127,317
James River Group Holdings Ltd.	45,445	1,825,071
Maiden Holdings Ltd.	157,639	1,749,793
National Western Life Group, Inc., Class A	13,481	4,537,570
		17,094,043

Materials 2.8%
A. Schulman, Inc.	96,064	2,526,483
AK Steel Holding Corp. *	104,458	591,232
Chase Corp.	8,200	886,010
Innophos Holdings, Inc.	27,463	1,147,130
Koppers Holdings, Inc. *	64,417	2,338,337
OMNOVA Solutions, Inc. *	173,469	1,630,609
SunCoke Energy, Inc. *	191,515	1,714,059
The Chemours Co.	19,463	926,633
Trinseo S.A.	39,046	2,744,934
Worthington Industries, Inc.	60,862	3,083,878
		17,589,305

Media 2.1%
Gannett Co., Inc.	169,146	1,517,240
Gray Television, Inc. *	92,718	1,381,498
Meredith Corp.	52,005	3,091,697
New Media Investment Group, Inc.	48,602	677,512
Sinclair Broadcast Group, Inc., Class A	114,885	4,141,604
Time, Inc.	47,030	660,772
tronc, Inc. *	142,344	1,817,733
		13,288,056

Pharmaceuticals, Biotechnology & Life Sciences 10.9%
Acorda Therapeutics, Inc. *	113,861	2,465,091
Akebia Therapeutics, Inc. *	66,929	882,794
AMAG Pharmaceuticals, Inc. *	85,909	1,688,112
Amphastar Pharmaceuticals, Inc. *	56,666	979,188
ANI Pharmaceuticals, Inc. *	12,111	590,169
BioSpecifics Technologies Corp. *	30,271	1,472,684
Cambrex Corp. *	10,681	651,541
Catalent, Inc. *	162,192	5,628,062
Conatus Pharmaceuticals, Inc. *(a)	136,356	754,049

11

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cytokinetics, Inc. *	87,774	1,233,225
Depomed, Inc. *	79,142	815,954
Emergent BioSolutions, Inc. *	191,842	6,977,294
Endo International plc *	80,452	886,581
Exact Sciences Corp. *	53,322	2,068,894
FibroGen, Inc. *	22,767	777,493
Genomic Health, Inc. *	127,850	4,078,415
Horizon Pharma plc *	125,127	1,499,021
Impax Laboratories, Inc. *	42,850	829,147
Lannett Co., Inc. *(a)	24,855	505,799
Ligand Pharmaceuticals, Inc. *	25,549	3,089,130
Momenta Pharmaceuticals, Inc. *	56,982	943,052
Myriad Genetics, Inc. *	120,787	2,931,500
PDL BioPharma, Inc.	396,033	898,995
Phibro Animal Health Corp., Class A	56,039	2,140,690
PRA Health Sciences, Inc. *	55,344	4,117,594
Prestige Brands Holdings, Inc. *	106,781	5,726,665
Repligen Corp. *	59,611	2,400,535
Retrophin, Inc. *	132,383	2,679,432
SciClone Pharmaceuticals, Inc. *	221,102	2,421,067
Spectrum Pharmaceuticals, Inc. *	127,818	953,522
Sucampo Pharmaceuticals, Inc., Class A *	138,459	1,502,280
Vanda Pharmaceuticals, Inc. *	206,691	3,214,045
Xencor, Inc. *	29,526	689,432
		68,491,452

Real Estate 7.6%
Ashford Hospitality Prime, Inc.	197,621	2,047,354
Ashford Hospitality Trust, Inc.	97,359	612,388
Consolidated-Tomoka Land Co.	16,604	920,526
CorEnergy Infrastructure Trust, Inc.	52,968	1,886,190
Gladstone Commercial Corp.	89,350	1,901,368
Global Net Lease, Inc.	154,564	3,400,408
iStar, Inc. *	69,949	835,891
Lexington Realty Trust	777,231	7,912,212
MedEquities Realty Trust, Inc.	200,182	2,412,193
One Liberty Properties, Inc.	15,199	373,591
Preferred Apartment Communities, Inc., Class A	166,682	2,878,598
PS Business Parks, Inc.	51,787	6,963,280
RE/MAX Holdings, Inc., Class A	89,943	5,230,185
Ryman Hospitality Properties, Inc.	32,918	2,060,338
Saul Centers, Inc.	55,635	3,291,367
Tier REIT, Inc.	162,930	3,010,946
UMH Properties, Inc.	107,070	1,770,938
		47,507,773

Retailing 2.9%
Big Lots, Inc.	70,774	3,515,345
Caleres, Inc.	37,516	1,023,437
Chico's FAS, Inc.	71,467	653,923
Francesca's Holdings Corp. *	75,977	739,256
Kirkland's, Inc. *	92,648	866,259
Office Depot, Inc.	205,812	1,208,116
Rent-A-Center, Inc. (a)	509,639	6,737,428
Tailored Brands, Inc.	64,860	813,344
The Children's Place, Inc.	18,739	1,979,775
Tilly's, Inc., Class A	91,016	908,340
		18,445,223

Semiconductors & Semiconductor Equipment 4.4%
Advanced Energy Industries, Inc. *	73,445	5,328,435
Amkor Technology, Inc. *	266,243	2,760,940
Cabot Microelectronics Corp.	20,029	1,485,150
Cirrus Logic, Inc. *	63,468	3,899,474
Entegris, Inc. *	73,758	1,925,084
Security	Number of Shares	Value ($)
IXYS Corp.	95,563	1,662,796
Microsemi Corp. *	87,563	4,560,281
MKS Instruments, Inc.	50,545	4,228,089
Rudolph Technologies, Inc. *	33,730	834,818
Ultra Clean Holdings, Inc. *	43,665	1,023,944
		27,709,011

Software & Services 9.5%
Barracuda Networks, Inc. *	164,337	3,692,652
Blucora, Inc. *	54,010	1,209,824
Carbonite, Inc. *	43,001	1,014,824
Cardtronics plc, Class A *	91,169	2,853,590
CommVault Systems, Inc. *	46,331	2,759,011
DHI Group, Inc. *	340,225	748,495
Ebix, Inc.	23,583	1,361,918
Endurance International Group Holdings, Inc. *	165,550	1,531,338
Everi Holdings, Inc. *	103,940	775,392
EVERTEC, Inc.	239,485	4,274,807
Fair Isaac Corp.	31,373	4,472,221
Five9, Inc. *	103,338	2,279,636
GoDaddy, Inc., Class A *	83,979	3,609,418
Internap Corp. *	256,807	975,867
j2 Global, Inc.	59,727	5,054,696
Progress Software Corp.	258,898	8,287,325
Proofpoint, Inc. *	22,455	1,914,064
RealPage, Inc. *	53,211	2,061,926
Science Applications International Corp.	33,657	2,369,789
Travelport Worldwide Ltd.	256,158	3,663,060
Web.com Group, Inc. *	145,616	3,196,271
Zix Corp. *	214,133	1,141,329
		59,247,453

Technology Hardware & Equipment 5.7%
Anixter International, Inc. *	30,271	2,383,841
Bel Fuse, Inc., Class B	43,582	1,100,446
Ciena Corp. *	175,419	4,517,039
Eastman Kodak Co. *	138,512	1,315,864
Electronics For Imaging, Inc. *	38,502	1,870,427
Extreme Networks, Inc. *	263,091	2,312,570
Finisar Corp. *	148,874	4,052,350
Insight Enterprises, Inc. *	37,618	1,524,282
Itron, Inc. *	37,960	2,771,080
Methode Electronics, Inc.	24,612	978,327
NETGEAR, Inc. *	85,708	4,105,413
PC Connection, Inc.	9,190	237,102
Plantronics, Inc.	34,139	1,542,400
Sanmina Corp. *	53,051	1,901,878
Tech Data Corp. *	19,387	1,985,229
TTM Technologies, Inc. *	165,192	2,871,037
		35,469,285

Telecommunication Services 1.0%
Frontier Communications Corp.	86,700	1,327,377
IDT Corp., Class B	108,566	1,607,862
Telephone & Data Systems, Inc.	74,689	2,123,408
United States Cellular Corp. *	34,486	1,306,330
		6,364,977

Transportation 0.5%
SkyWest, Inc.	37,438	1,366,487
YRC Worldwide, Inc. *	111,937	1,487,643
		2,854,130

12

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Utilities 1.7%
Atlantic Power Corp. *	621,041	1,428,394
Avista Corp.	83,875	4,412,664
Portland General Electric Co.	27,193	1,215,255
Spark Energy, Inc., Class A (a)	166,678	3,466,903
		10,523,216
Total Common Stock
(Cost $546,196,881)		615,698,750

Other Investment Company 1.4% of net assets

Securities Lending Collateral 1.4%
Wells Fargo Government Money Market Fund, Select Class 0.89% (b)	8,951,903	8,951,903
Total Other Investment Company
(Cost $8,951,903)		8,951,903
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.3% of net assets

Time Deposits 2.3%
BNP Paribas
0.59%, 08/01/17 (c)	6,310,172	6,310,172
Citibank
0.59%, 08/01/17 (c)	5,164,496	5,164,496
Sumitomo Mitsui Banking Corp.
0.59%, 08/01/17 (c)	3,096,443	3,096,443
Total Short-Term Investments
(Cost $14,571,111)		14,571,111

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $570,249,328 and the unrealized appreciation and depreciation were $98,271,851 and ($29,299,415), respectively, with a net unrealized appreciation of $68,972,436.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,706,037.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at July 31, 2017:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 09/15/17	115	8,190,300	33,066

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$615,698,750	$—	$—	$615,698,750
Other Investment Company[1]	8,951,903	—	—	8,951,903
Short-Term Investments[1]	—	14,571,111	—	14,571,111
Total	$624,650,653	$14,571,111	$—	$639,221,764
Other Financial Instruments
Futures Contracts[2]	$33,066	$—	$—	$33,066
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.
13

Schwab Capital Trust
Schwab Hedged Equity Fund™

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.8%	Common Stock	218,432,200	247,466,388
1.1%	Other Investment Company	2,796,656	2,796,656
99.9%	Total Investments	221,228,856	250,263,044
(41.6%)	Short Sales	(97,491,432)	(104,137,839)
41.7%	Other Assets and Liabilities, Net		104,357,890
100.0%	Net Assets		250,483,095

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets

Automobiles & Components 0.8%
Lear Corp.	13,525	2,004,270

Banks 6.5%
Bank of America Corp. (a)	178,821	4,313,162
Citigroup, Inc. (a)	81,435	5,574,226
Citizens Financial Group, Inc.	20,823	730,471
Essent Group Ltd. *	13,780	529,428
First BanCorp *	193,237	1,132,369
MGIC Investment Corp. *(a)	76,744	895,602
Regions Financial Corp. (a)	211,814	3,092,484
		16,267,742

Capital Goods 9.5%
Aerojet Rocketdyne Holdings, Inc. *	61,209	1,435,351
Allison Transmission Holdings, Inc. (a)	115,743	4,375,085
Argan, Inc.	9,099	586,431
Caesarstone Ltd. *	14,317	502,527
Caterpillar, Inc.	4,786	545,365
Graco, Inc.	11,364	1,318,679
Harsco Corp. *	35,447	547,656
Moog, Inc., Class A *	10,335	768,097
Oshkosh Corp.	55,788	3,841,562
Regal Beloit Corp.	10,280	856,838
The Boeing Co. (a)	20,270	4,914,664
The Timken Co.	39,134	1,780,597
United Rentals, Inc. *	7,021	835,218
Wabash National Corp.	58,651	1,119,061
WESCO International, Inc. *	6,901	353,676
		23,780,807

Commercial & Professional Services 2.1%
ACCO Brands Corp. *	29,257	340,844
Insperity, Inc.	1,713	129,331
LSC Communications, Inc.	26,430	565,073
ManpowerGroup, Inc. (a)	19,837	2,125,535
The Brink's Co. (a)	25,771	2,014,004
		5,174,787

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.9%
M.D.C. Holdings, Inc.	11,490	393,992
Michael Kors Holdings Ltd. *	30,447	1,109,489
Toll Brothers, Inc.	19,074	736,065
		2,239,546

Consumer Services 2.6%
Buffalo Wild Wings, Inc. *	9,178	986,635
Caesars Entertainment Corp. *	31,932	394,360
Carnival Corp.	5,594	373,567
International Game Technology plc (a)	80,785	1,538,146
Las Vegas Sands Corp.	22,391	1,379,510
Norwegian Cruise Line Holdings Ltd. *	22,682	1,249,098
Scientific Games Corp., Class A *	3,950	146,348
Wyndham Worldwide Corp.	3,911	408,191
		6,475,855

Diversified Financials 1.3%
Capital One Financial Corp.	8,105	698,489
Morgan Stanley	15,485	726,246
Synchrony Financial	64,134	1,944,543
		3,369,278

Energy 6.5%
Anadarko Petroleum Corp.	38,659	1,765,557
Apache Corp.	28,166	1,393,654
Baker Hughes, a GE Co.	37,188	1,371,865
Devon Energy Corp. (a)	77,236	2,572,731
Marathon Petroleum Corp.	28,631	1,603,050
Southwestern Energy Co. *(a)	360,735	2,056,189
The Williams Cos., Inc.	41,880	1,330,946
Valero Energy Corp. (a)	37,292	2,572,029
World Fuel Services Corp. (a)	46,611	1,507,400
		16,173,421

Food & Staples Retailing 2.6%
CVS Health Corp.	7,389	590,603
Wal-Mart Stores, Inc. (a)	74,079	5,925,579
		6,516,182

Food, Beverage & Tobacco 5.4%
Bunge Ltd.	11,015	863,466
Campbell Soup Co.	23,882	1,261,686
Coca-Cola Bottling Co. Consolidated	5,927	1,423,013
Dean Foods Co. (a)	111,052	1,665,780
Fresh Del Monte Produce, Inc.	11,456	589,640
PepsiCo, Inc. (a)	50,700	5,912,127
Tyson Foods, Inc., Class A	13,996	886,787
Universal Corp.	15,367	982,720
		13,585,219

14

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Health Care Equipment & Services 3.1%
Centene Corp. *	10,882	864,248
Express Scripts Holding Co. *	30,632	1,918,789
Haemonetics Corp. *	14,719	605,392
Halyard Health, Inc. *	11,435	459,916
Masimo Corp. *	12,247	1,158,566
McKesson Corp. (a)	13,610	2,203,051
Zimmer Biomet Holdings, Inc.	5,021	609,148
		7,819,110

Household & Personal Products 1.2%
HRG Group, Inc. *(a)	123,034	2,038,673
Spectrum Brands Holdings, Inc.	8,486	979,624
		3,018,297

Insurance 4.2%
CNA Financial Corp.	29,258	1,519,953
Everest Re Group Ltd. (a)	8,471	2,222,705
Loews Corp.	33,457	1,628,687
The Allstate Corp. (a)	56,954	5,182,814
		10,554,159

Materials 2.7%
Axalta Coating Systems Ltd. *	52,949	1,667,893
Berry Global Group, Inc. *	33,714	1,890,681
Freeport-McMoRan, Inc. *	54,970	803,661
Newmont Mining Corp.	14,369	534,096
Olin Corp.	25,791	760,319
Stepan Co.	9,286	763,031
Valhi, Inc.	81,003	260,020
		6,679,701

Media 2.6%
Live Nation Entertainment, Inc. *(a)	122,511	4,565,985
Scholastic Corp.	27,910	1,156,311
Sinclair Broadcast Group, Inc., Class A	24,944	899,231
		6,621,527

Pharmaceuticals, Biotechnology & Life Sciences 9.0%
AbbVie, Inc. (a)	36,228	2,532,700
Alexion Pharmaceuticals, Inc. *	3,198	439,213
Amgen, Inc. (a)	26,282	4,586,472
Celgene Corp. *(a)	32,645	4,420,459
Eli Lilly & Co.	22,442	1,855,056
Emergent BioSolutions, Inc. *(a)	76,765	2,791,943
Mylan N.V. *	28,254	1,101,624
Pfizer, Inc. (a)	131,725	4,368,001
Vertex Pharmaceuticals, Inc. *	3,315	503,283
		22,598,751

Real Estate 4.2%
Alexander's, Inc.	1,369	595,501
Apartment Investment & Management Co., Class A	30,423	1,385,768
Outfront Media, Inc.	35,090	802,508
Realogy Holdings Corp.	61,968	2,057,338
Retail Properties of America, Inc., Class A (a)	262,558	3,473,642
Senior Housing Properties Trust (a)	119,973	2,333,475
		10,648,232

Security	Number of Shares	Value ($)
Retailing 5.5%
Amazon.com, Inc. *(a)	6,555	6,474,898
Best Buy Co., Inc.	11,242	655,858
Burlington Stores, Inc. *	17,556	1,527,899
Rent-A-Center, Inc. (a)	121,412	1,605,066
Ross Stores, Inc.	24,809	1,372,434
Shutterfly, Inc. *(a)	18,347	899,737
The Gap, Inc.	53,284	1,269,758
		13,805,650

Semiconductors & Semiconductor Equipment 1.1%
Amkor Technology, Inc. *	49,434	512,630
Applied Materials, Inc.	12,525	554,983
Micron Technology, Inc. *	35,174	989,093
ON Semiconductor Corp. *	42,308	632,505
		2,689,211

Software & Services 11.3%
Activision Blizzard, Inc. (a)	16,348	1,009,979
Alphabet, Inc., Class A *(a)	4,102	3,878,441
Barracuda Networks, Inc. *	65,035	1,461,336
Cardtronics plc, Class A *(a)	33,000	1,032,900
CDK Global, Inc.	20,495	1,348,161
Citrix Systems, Inc. *	10,868	858,355
Convergys Corp.	15,410	369,378
Electronic Arts, Inc. *	8,764	1,023,109
Endurance International Group Holdings, Inc. *	136,991	1,267,167
First Data Corp., Class A *	75,536	1,409,502
GoDaddy, Inc., Class A *	33,827	1,453,884
IAC/InterActiveCorp *	7,208	754,173
Microsoft Corp.	30,933	2,248,829
Nuance Communications, Inc. *	98,196	1,698,791
Oracle Corp.	12,771	637,656
Progress Software Corp. (a)	136,578	4,371,862
Take-Two Interactive Software, Inc. *	16,621	1,321,037
Teradata Corp. *(a)	25,123	799,414
VMware, Inc., Class A *	13,993	1,297,291
		28,241,265

Technology Hardware & Equipment 10.6%
Anixter International, Inc. *	20,520	1,615,950
Apple, Inc. (a)	23,229	3,454,849
ARRIS International plc *	92,112	2,575,452
Benchmark Electronics, Inc. *(a)	63,049	2,121,599
CommScope Holding Co., Inc. *	36,622	1,346,957
Extreme Networks, Inc. *	39,428	346,572
F5 Networks, Inc. *	10,518	1,270,048
HP, Inc. (a)	77,407	1,478,474
Jabil, Inc.	16,133	492,056
Juniper Networks, Inc. (a)	111,370	3,112,791
NCR Corp. *(a)	67,702	2,562,521
NetApp, Inc.	24,554	1,066,135
Seagate Technology plc	27,255	898,325
Tech Data Corp. *(a)	29,501	3,020,902
Zebra Technologies Corp., Class A *	11,541	1,173,951
		26,536,582

Telecommunication Services 1.8%
AT&T, Inc. (a)	76,565	2,986,035
T-Mobile US, Inc. *(a)	6,321	389,753
Telephone & Data Systems, Inc. (a)	40,772	1,159,148
		4,534,936

15

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transportation 0.4%
Alaska Air Group, Inc.	2,831	241,286
XPO Logistics, Inc. *	11,923	716,692
		957,978

Utilities 2.9%
CenterPoint Energy, Inc.	63,001	1,775,998
FirstEnergy Corp. (a)	154,762	4,938,456
UGI Corp.	9,103	459,428
		7,173,882
Total Common Stock
(Cost $218,432,200)		247,466,388

Other Investment Company 1.1% of net assets

Money Market Fund 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.94% (b)	2,796,656	2,796,656
Total Other Investment Company
(Cost $2,796,656)		2,796,656

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $221,457,882 and the unrealized appreciation and depreciation were $38,419,967 and ($9,614,805), respectively, with a net unrealized appreciation of $28,805,162.
*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.
(b)	The rate shown is the 7-day yield.
16

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund had the following short sale positions at July 31, 2017:
Security	Number of Shares	Value ($)
Short Sales (41.6%) of net assets

Automobiles & Components (0.4%)
Tesla, Inc. *	3,170	(1,025,400)

Banks (0.9%)
Flagstar Bancorp, Inc. *	50,113	(1,631,679)
LendingTree, Inc. *	3,113	(686,728)
		(2,318,407)

Capital Goods (4.1%)
Air Lease Corp.	27,691	(1,096,010)
Granite Construction, Inc.	33,390	(1,636,778)
Johnson Controls International plc	31,414	(1,223,575)
KBR, Inc.	34,132	(509,249)
Mercury Systems, Inc. *	30,090	(1,321,252)
Proto Labs, Inc. *	22,580	(1,668,662)
Wabtec Corp.	37,244	(2,806,708)
		(10,262,234)

Commercial & Professional Services (2.2%)
Healthcare Services Group, Inc.	28,291	(1,478,205)
Korn/Ferry International	43,382	(1,451,128)
The Advisory Board Co. *	9,604	(539,745)
Verisk Analytics, Inc. *	22,482	(1,961,779)
		(5,430,857)

Consumer Durables & Apparel (1.8%)
G-III Apparel Group Ltd. *	18,532	(482,388)
Meritage Homes Corp. *	11,831	(482,113)
TRI Pointe Group, Inc. *	261,936	(3,483,749)
		(4,448,250)

Consumer Services (2.3%)
Caesars Acquisition Co., Class A *	74,525	(1,445,785)
ILG, Inc.	112,921	(2,993,536)
Yum! Brands, Inc.	16,086	(1,214,171)
		(5,653,492)

Diversified Financials (2.0%)
CBOE Holdings, Inc.	15,336	(1,449,712)
LendingClub Corp. *	380,860	(1,930,960)
PRA Group, Inc. *	40,775	(1,598,380)
		(4,979,052)

Energy (3.6%)
Cheniere Energy, Inc. *	46,417	(2,098,048)
Diamondback Energy, Inc. *	3,528	(338,265)
Golar LNG Ltd.	101,320	(2,412,429)
Kosmos Energy Ltd. *	108,720	(717,552)
Matador Resources Co. *	14,765	(358,199)
Parsley Energy, Inc., Class A *	21,839	(639,446)
RSP Permian, Inc. *	35,103	(1,206,139)
SM Energy Co.	31,642	(550,254)
US Silica Holdings, Inc.	20,651	(601,564)
		(8,921,896)

Security	Number of Shares	Value ($)
Food & Staples Retailing (0.1%)
Casey's General Stores, Inc.	2,113	(225,563)

Food, Beverage & Tobacco (0.7%)
Altria Group, Inc.	23,758	(1,543,557)
Brown-Forman Corp., Class B	5,793	(286,174)
		(1,829,731)

Health Care Equipment & Services (2.1%)
Acadia Healthcare Co., Inc. *	27,641	(1,463,038)
Amedisys, Inc. *	10,860	(514,329)
DexCom, Inc. *	11,089	(738,638)
Nevro Corp. *	4,031	(346,908)
Novocure Ltd. *	29,853	(614,972)
Penumbra, Inc. *	18,744	(1,530,448)
		(5,208,333)

Household & Personal Products (1.0%)
Coty, Inc., Class A	58,740	(1,202,995)
WD-40 Co.	11,747	(1,252,818)
		(2,455,813)

Insurance (0.4%)
RLI Corp.	7,996	(464,248)
Willis Towers Watson plc	3,078	(458,252)
		(922,500)

Materials (2.8%)
AptarGroup, Inc.	2,488	(201,354)
Balchem Corp.	7,030	(545,528)
Ball Corp.	86,900	(3,641,110)
CF Industries Holdings, Inc.	38,233	(1,122,138)
Martin Marietta Materials, Inc.	7,214	(1,633,466)
		(7,143,596)

Media (1.1%)
Liberty Broadband Corp., Class A *	26,537	(2,625,040)
Loral Space & Communications, Inc. *	5,400	(251,370)
		(2,876,410)

Pharmaceuticals, Biotechnology & Life Sciences (3.7%)
ACADIA Pharmaceuticals, Inc. *	24,372	(725,554)
Accelerate Diagnostics, Inc. *	23,211	(609,289)
Aerie Pharmaceuticals, Inc. *	10,308	(559,724)
Alnylam Pharmaceuticals, Inc. *	22,789	(1,885,562)
Clovis Oncology, Inc. *	2,429	(206,004)
Intercept Pharmaceuticals, Inc. *	7,763	(909,280)
Kite Pharma, Inc. *	13,090	(1,419,087)
Prothena Corp. plc *	8,497	(524,775)
Sage Therapeutics, Inc. *	4,666	(372,114)
TESARO, Inc. *	3,086	(393,959)
Ultragenyx Pharmaceutical, Inc. *	25,514	(1,692,088)
		(9,297,436)

17

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Real Estate (2.0%)
Acadia Realty Trust	68,401	(2,034,246)
Life Storage, Inc.	5,400	(394,416)
Terreno Realty Corp.	41,377	(1,432,472)
Weyerhaeuser Co.	34,101	(1,126,015)
		(4,987,149)

Retailing (1.7%)
CarMax, Inc. *	28,284	(1,873,815)
Murphy USA, Inc. *	7,386	(559,342)
Ollie's Bargain Outlet Holdings, Inc. *	30,590	(1,367,373)
TripAdvisor, Inc. *	9,472	(369,597)
		(4,170,127)

Semiconductors & Semiconductor Equipment (0.9%)
Advanced Micro Devices, Inc. *	36,354	(494,778)
Inphi Corp. *	7,426	(285,158)
Integrated Device Technology, Inc. *	9,694	(253,401)
MACOM Technology Solutions Holdings, Inc. *	12,321	(746,037)
Power Integrations, Inc.	6,223	(439,655)
		(2,219,029)

Software & Services (3.8%)
2U, Inc. *	31,266	(1,618,016)
Autodesk, Inc. *	9,935	(1,100,699)
Benefitfocus, Inc. *	10,863	(388,352)
Ellie Mae, Inc. *	5,467	(476,832)
FireEye, Inc. *	36,376	(532,181)
Nutanix, Inc., Class A *	10,310	(219,036)
PTC, Inc. *	10,801	(596,107)
Q2 Holdings, Inc. *	27,838	(1,082,898)
Security	Number of Shares	Value ($)
ServiceNow, Inc. *	2,723	(300,755)
Tableau Software, Inc., Class A *	5,978	(385,282)
WEX, Inc. *	15,756	(1,712,362)
Zillow Group, Inc., Class A *	26,653	(1,210,846)
		(9,623,366)

Technology Hardware & Equipment (3.5%)
Arista Networks, Inc. *	14,858	(2,218,151)
II-VI, Inc. *	23,351	(889,673)
Infinera Corp. *	258,154	(3,028,146)
Lumentum Holdings, Inc. *	4,779	(299,165)
Universal Display Corp.	14,721	(1,775,353)
VeriFone Systems, Inc. *	15,751	(307,302)
ViaSat, Inc. *	5,710	(377,374)
		(8,895,164)

Telecommunication Services (0.2%)
Iridium Communications, Inc. *	44,856	(446,317)

Utilities (0.3%)
American States Water Co.	10,703	(529,263)
New Jersey Resources Corp.	6,369	(268,454)
		(797,717)
Total Short Sales
(Proceeds $97,491,432)		(104,137,839)

End of Short Sale Positions.

*	Non-income producing security.

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$247,466,388	$—	$—	$247,466,388
Other Investment Company[1]	2,796,656	—	—	2,796,656
Total	$250,263,044	$—	$—	$250,263,044
Liabilities Valuation Input

Other Financial Instruments
Short Sales[1]	($104,137,839)	$—	$—	($104,137,839)
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.
18

Schwab Capital Trust
Schwab Health Care Fund™

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.9%	Common Stock	615,382,930	851,746,994
2.0%	Short-Term Investments	17,613,256	17,613,256
99.9%	Total Investments	632,996,186	869,360,250
0.1%	Other Assets and Liabilities, Net		550,770
100.0%	Net Assets		869,911,020

Security	Number of Shares	Value ($)
Common Stock 97.9% of net assets

Australia 1.3%
Health Care Equipment & Services 1.3%
Ansell Ltd.	584,898	10,276,764
Cochlear Ltd.	11,283	1,288,899
		11,565,663

Denmark 3.6%
Health Care Equipment & Services 0.2%
GN Store Nord A/S	54,500	1,657,680
Pharmaceuticals, Biotechnology & Life Sciences 3.4%
H. Lundbeck A/S	112,006	6,716,077
Novo Nordisk A/S, Class B	532,514	22,647,509
		29,363,586
		31,021,266

Finland 1.3%
Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Orion Oyj, Class B	224,400	11,341,343

France 0.6%
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Sanofi	54,465	5,189,916

Germany 0.3%
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Evotec AG *	173,374	2,498,289

Ireland 1.9%
Health Care Equipment & Services 1.1%
Medtronic plc	112,465	9,443,686
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Allergan plc	28,361	7,156,331
		16,600,017

Italy 1.2%
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Recordati S.p.A.	242,035	10,343,413

Security	Number of Shares	Value ($)
Japan 5.3%
Health Care Equipment & Services 2.2%
Hoya Corp.	340,200	19,182,826
Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Astellas Pharma, Inc.	1,270,900	16,185,579
Shionogi & Co., Ltd.	201,100	10,736,744
		26,922,323
		46,105,149

Republic of Korea 0.1%
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Hugel, Inc. *	1,000	519,424

Switzerland 5.8%
Pharmaceuticals, Biotechnology & Life Sciences 5.8%
Lonza Group AG *	86,310	20,513,694
Novartis AG	31,508	2,683,779
Roche Holding AG	108,188	27,389,879
		50,587,352

United Kingdom 3.7%
Pharmaceuticals, Biotechnology & Life Sciences 3.7%
GlaxoSmithKline plc	1,289,898	25,677,956
Indivior plc *	1,321,707	6,690,774
		32,368,730

United States 72.8%
Health Care Equipment & Services 24.6%
Abbott Laboratories	302,000	14,852,360
Allscripts Healthcare Solutions, Inc. *	28,900	355,759
Analogic Corp.	10,200	716,040
AngioDynamics, Inc. *	78,500	1,275,625
Anthem, Inc.	11,600	2,160,036
Baxter International, Inc.	184,100	11,134,368
Becton, Dickinson & Co.	51,400	10,351,960
Boston Scientific Corp. *	342,300	9,112,026
Cardiovascular Systems, Inc. *	36,400	1,148,420
Centene Corp. *	84,200	6,687,164
Cigna Corp.	27,500	4,772,900
Community Health Systems, Inc. *	374,950	2,680,893
Express Scripts Holding Co. *	281,760	17,649,446
Haemonetics Corp. *	206,628	8,498,610
Halyard Health, Inc. *	365,100	14,684,322
Hill-Rom Holdings, Inc.	203,300	15,149,916
Humana, Inc.	63,200	14,611,840
Magellan Health, Inc. *	10,600	790,230
Masimo Corp. *	9,600	908,160
McKesson Corp.	63,600	10,294,932
Meridian Bioscience, Inc.	124,000	1,680,200
Quality Systems, Inc. *	467,700	7,997,670
Quidel Corp. *	53,100	1,698,669
UnitedHealth Group, Inc.	199,791	38,321,912

19

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WellCare Health Plans, Inc. *	80,276	14,208,049
Zimmer Biomet Holdings, Inc.	20,300	2,462,796
		214,204,303
Pharmaceuticals, Biotechnology & Life Sciences 48.2%
AbbVie, Inc.	146,326	10,229,651
Acorda Therapeutics, Inc. *	8,842	191,429
Agilent Technologies, Inc.	275,100	16,448,229
Alexion Pharmaceuticals, Inc. *	49,100	6,743,394
AMAG Pharmaceuticals, Inc. *	160,500	3,153,825
Amgen, Inc.	259,611	45,304,716
Biogen, Inc. *	46,314	13,412,071
Bristol-Myers Squibb Co.	123,734	7,040,465
Catalent, Inc. *	34,500	1,197,150
Celgene Corp. *	293,706	39,770,729
Eli Lilly & Co.	165,462	13,677,089
Emergent BioSolutions, Inc. *	249,700	9,081,589
Exelixis, Inc. *	169,475	4,594,467
Genomic Health, Inc. *	282,383	9,008,018
Gilead Sciences, Inc.	342,635	26,071,097
Johnson & Johnson	509,002	67,554,745
Merck & Co., Inc.	644,165	41,149,260
Mylan N.V. *	22,800	888,972
Pfizer, Inc.	1,477,100	48,980,636
Phibro Animal Health Corp., Class A	11,400	435,480
Prestige Brands Holdings, Inc. *	151,783	8,140,122
Thermo Fisher Scientific, Inc.	147,750	25,934,558
Vanda Pharmaceuticals, Inc. *	50,500	785,275
Vertex Pharmaceuticals, Inc. *	110,300	16,745,746
Zoetis, Inc.	45,800	2,863,416
		419,402,129
		633,606,432
Total Common Stock
(Cost $615,382,930)		851,746,994
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 2.0% of net assets

Time Deposits 2.0%
BNP Paribas
U.S. Dollar
0.59%, 08/01/17 (a)	8,534,115	8,534,115
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Brown Brothers Harriman
Swiss Franc
(1.45%), 08/02/17 (a)	352,449	364,495
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.59%, 08/01/17 (a)	8,714,646	8,714,646
Total Short-Term Investments
(Cost $17,613,256)		17,613,256

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $633,227,127 and the unrealized appreciation and depreciation were $253,360,262 and ($17,227,139), respectively, with a net unrealized appreciation of $236,133,123.
At 07/31/17, the values of certain foreign securities held by the fund aggregating $191,197,132 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.
In addition to the above, the fund held the following at July 31, 2017:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/15/17	110	13,574,000	111,982

20

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$660,549,862	$—	$—	$660,549,862
Australia [1]	—	11,565,663	—	11,565,663
Denmark [1]	—	31,021,266	—	31,021,266
Finland [1]	—	11,341,343	—	11,341,343
France [1]	—	5,189,916	—	5,189,916
Germany [1]	—	2,498,289	—	2,498,289
Japan [1]	—	46,105,149	—	46,105,149
Republic of Korea[1]	—	519,424	—	519,424
Switzerland [1]	—	50,587,352	—	50,587,352
United Kingdom[1]	—	32,368,730	—	32,368,730
Short-Term Investments[1]	—	17,613,256	—	17,613,256
Total	$660,549,862	$208,810,388	$—	$869,360,250
Other Financial Instruments
Futures Contracts[2]	$111,982	$—	$—	$111,982
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $11,337,985 from Level 2 to Level 1 for the period ended July 31, 2017. The transfers between Level 2 and Level 1 were primarily due to the use of international fair valuation by the fund. There were no transfers between Level 1 to Level 2 and no transfers in or out of Level 3 during the period.
21

Schwab Capital Trust
Schwab® International Core Equity Fund

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
94.0%	Common Stock	877,968,440	1,010,941,269
4.9%	Other Investment Company	52,478,250	52,478,250
98.9%	Total Investments	930,446,690	1,063,419,519
1.1%	Other Assets and Liabilities, Net		11,363,373
100.0%	Net Assets		1,074,782,892

Security	Number of Shares	Value ($)
Common Stock 94.0% of net assets

Australia 5.3%
Banks 2.1%
Australia & New Zealand Banking Group Ltd.	122,851	2,912,692
National Australia Bank Ltd.	806,515	19,334,418
		22,247,110
Capital Goods 0.1%
CIMIC Group Ltd.	38,488	1,276,725
Consumer Services 1.1%
Aristocrat Leisure Ltd.	752,826	12,208,147
Energy 0.3%
Caltex Australia Ltd.	133,700	3,331,907
Food & Staples Retailing 0.1%
Metcash Ltd.	593,986	1,245,375
Retailing 0.1%
Super Retail Group Ltd.	97,422	653,060
Software & Services 0.1%
Computershare Ltd.	105,018	1,181,611
Telecommunication Services 0.2%
Telstra Corp., Ltd.	554,388	1,818,707
Transportation 1.0%
Qantas Airways Ltd.	2,546,164	10,821,378
Utilities 0.2%
AGL Energy Ltd.	95,000	1,831,954
		56,615,974

Austria 0.8%
Banks 0.3%
Raiffeisen Bank International AG *	87,990	2,593,038
Materials 0.4%
Lenzing AG	22,436	4,010,522
Real Estate 0.1%
CA Immobilien Anlagen AG	58,253	1,503,326
		8,106,886

Brazil 0.2%
Consumer Durables & Apparel 0.2%
MRV Engenharia e Participacoes S.A.	460,100	2,114,334

Security	Number of Shares	Value ($)
Canada 0.4%
Energy 0.1%
Enerflex Ltd.	60,429	835,609
Food, Beverage & Tobacco 0.1%
Maple Leaf Foods, Inc.	63,079	1,743,495
Insurance 0.2%
Manulife Financial Corp.	84,800	1,746,673
		4,325,777

Denmark 3.2%
Capital Goods 1.4%
Vestas Wind Systems A/S	152,998	14,952,781
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Novo Nordisk A/S, Class B	316,867	13,476,168
Transportation 0.6%
Dfds A/S	112,117	6,394,563
		34,823,512

Finland 0.5%
Energy 0.2%
Neste Oyj	43,820	1,899,773
Materials 0.3%
UPM-Kymmene Oyj	137,560	3,744,809
		5,644,582

France 9.2%
Banks 1.7%
BNP Paribas S.A.	67,650	5,242,581
Credit Agricole S.A.	768,475	13,488,539
		18,731,120
Capital Goods 0.9%
Eiffage S.A.	33,237	3,219,524
Thales S.A.	56,044	6,204,514
		9,424,038
Consumer Durables & Apparel 0.3%
Hermes International	5,565	2,818,754
Energy 0.3%
Gaztransport Et Technigaz S.A.	73,167	3,485,393
Health Care Equipment & Services 0.1%
BioMerieux	4,560	1,004,811
Household & Personal Products 1.6%
L'Oreal S.A.	83,323	17,262,878
Media 0.4%
Metropole Television S.A.	192,466	4,656,761
Pharmaceuticals, Biotechnology & Life Sciences 2.8%
Ipsen S.A.	41,875	5,359,777
Sanofi	254,760	24,275,826
		29,635,603
Software & Services 0.4%
Atos SE	25,000	3,800,890

22

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.3%
Neopost S.A.	80,744	3,702,530
Utilities 0.4%
Veolia Environnement S.A.	214,928	4,843,777
		99,366,555

Germany 7.8%
Automobiles & Components 1.0%
Continental AG	48,609	10,950,027
Banks 0.3%
Aareal Bank AG	64,678	2,697,623
Capital Goods 0.9%
HOCHTIEF AG	38,056	6,792,752
Pfeiffer Vacuum Technology AG	19,806	3,358,727
		10,151,479
Consumer Durables & Apparel 0.3%
Hugo Boss AG	46,999	3,545,054
Household & Personal Products 0.6%
Beiersdorf AG	57,877	6,351,355
Insurance 0.9%
Allianz SE	44,808	9,551,184
Materials 2.4%
BASF SE	133,992	12,756,030
Covestro AG	172,407	13,369,870
		26,125,900
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Bayer AG	21,923	2,776,793
Software & Services 0.4%
SAP SE	32,486	3,439,786
Software AG	30,000	1,311,692
		4,751,478
Telecommunication Services 0.3%
Deutsche Telekom AG	153,000	2,795,116
Utilities 0.4%
RWE AG *	185,827	3,915,481
		83,611,490

Greece 0.1%
Energy 0.1%
Motor Oil (Hellas) Corinth Refineries S.A.	54,091	1,217,902

Hong Kong 4.1%
Banks 0.3%
Bank of China Ltd., Class H	2,500,000	1,229,531
Industrial & Commercial Bank of China Ltd., Class H	3,535,000	2,470,106
		3,699,637
Capital Goods 0.3%
Shanghai Industrial Holdings Ltd.	1,188,000	3,433,132
Energy 0.7%
China Petroleum & Chemical Corp., Class H	6,114,000	4,634,827
China Shenhua Energy Co., Ltd., Class H	1,167,000	2,902,820
		7,537,647
Food, Beverage & Tobacco 0.4%
WH Group Ltd.	4,343,500	4,072,647
Insurance 0.3%
Ping An Insurance Group Co. of China Ltd., Class H	467,500	3,460,488
Security	Number of Shares	Value ($)
Materials 0.9%
Sinopec Shanghai Petrochemical Co., Ltd., Class H	16,795,000	9,544,023
Real Estate 0.4%
Longfor Properties Co., Ltd.	647,000	1,623,710
The Wharf Holdings Ltd.	250,000	2,124,910
		3,748,620
Technology Hardware & Equipment 0.7%
Kingboard Chemical Holdings Ltd.	1,786,000	8,040,801
Transportation 0.1%
Zhejiang Expressway Co., Ltd., Class H	550,000	686,143
		44,223,138

Israel 0.2%
Food & Staples Retailing 0.1%
Shufersal Ltd.	141,868	770,838
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	933,981	1,386,055
		2,156,893

Italy 1.3%
Consumer Durables & Apparel 0.4%
Moncler S.p.A.	139,289	3,740,511
Energy 0.2%
Saras S.p.A.	1,078,421	2,481,335
Insurance 0.3%
Assicurazioni Generali S.p.A.	80,980	1,468,832
Unipol Gruppo Finanziario S.p.A.	420,000	1,966,307
		3,435,139
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Recordati S.p.A.	89,245	3,813,902
		13,470,887

Japan 20.7%
Automobiles & Components 1.4%
Bridgestone Corp.	41,900	1,762,796
Subaru Corp.	168,390	6,075,012
Suzuki Motor Corp.	106,900	5,067,201
Toyota Boshoku Corp.	80,100	1,672,849
		14,577,858
Banks 1.9%
Aozora Bank Ltd.	2,728,500	10,485,759
Mitsubishi UFJ Financial Group, Inc.	1,362,000	8,640,678
Resona Holdings, Inc.	303,400	1,563,013
		20,689,450
Capital Goods 1.1%
ITOCHU Corp.	222,700	3,492,271
Penta-Ocean Construction Co., Ltd.	252,500	1,504,159
TOKAI Holdings Corp.	821,900	6,320,377
Tokyu Construction Co., Ltd.	76,200	609,368
		11,926,175
Commercial & Professional Services 0.1%
Persol Holdings Co., Ltd.	51,000	966,950
Consumer Durables & Apparel 1.9%
Bandai Namco Holdings, Inc.	158,800	5,520,418
Haseko Corp.	274,800	3,440,671
Sekisui Chemical Co., Ltd.	55,000	1,013,119
Sony Corp.	247,300	10,160,150
		20,134,358

23

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Consumer Services 0.4%
Round One Corp.	136,300	1,455,684
Skylark Co., Ltd.	169,500	2,558,245
		4,013,929
Diversified Financials 1.5%
Japan Securities Finance Co., Ltd.	541,200	2,716,925
ORIX Corp.	854,200	13,554,804
		16,271,729
Food, Beverage & Tobacco 0.9%
Kirin Holdings Co., Ltd.	273,000	6,012,485
Morinaga & Co., Ltd.	64,500	3,696,710
		9,709,195
Health Care Equipment & Services 1.1%
Hoya Corp.	199,500	11,249,188
Miraca Holdings, Inc.	15,800	720,992
		11,970,180
Materials 1.3%
Sanyo Special Steel Co., Ltd.	377,000	2,287,444
Tokyo Steel Manufacturing Co., Ltd.	351,600	3,013,978
Tosoh Corp.	760,000	8,998,498
		14,299,920
Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Astellas Pharma, Inc.	823,000	10,481,337
Shionogi & Co., Ltd.	161,900	8,643,853
		19,125,190
Real Estate 1.2%
Daiwa House Industry Co., Ltd.	111,200	3,878,809
Kenedix Office Investment Corp.	818	4,623,349
Kenedix, Inc.	904,100	4,628,750
		13,130,908
Retailing 0.7%
Adastria Co., Ltd.	420	10,492
Canon Marketing Japan, Inc.	49,800	1,100,012
Geo Holdings Corp.	166,525	1,820,688
PALTAC Corp.	37,400	1,356,961
T-Gaia Corp.	188,100	3,764,415
		8,052,568
Semiconductors & Semiconductor Equipment 0.6%
SCREEN Holdings Co., Ltd.	41,400	2,767,272
Ulvac, Inc.	63,932	3,427,743
		6,195,015
Software & Services 0.4%
Fujitsu Ltd.	132,700	988,181
Mixi, Inc.	46,500	2,555,623
Nexon Co., Ltd. *	49,100	1,020,517
		4,564,321
Technology Hardware & Equipment 0.9%
Elecom Co., Ltd.	179,600	3,875,653
Hitachi High-Technologies Corp.	167,900	6,180,209
		10,055,862
Telecommunication Services 1.1%
Nippon Telegraph & Telephone Corp.	57,600	2,818,839
NTT DOCOMO, Inc.	72,497	1,683,525
SoftBank Group Corp.	91,200	7,350,496
		11,852,860
Transportation 1.5%
Central Japan Railway Co.	15,945	2,565,980
Japan Airlines Co., Ltd.	340,700	11,007,820
Sankyu, Inc.	143,000	1,077,053
Seino Holdings Co., Ltd.	85,000	1,144,514
		15,795,367
Security	Number of Shares	Value ($)
Utilities 0.9%
The Kansai Electric Power Co., Inc.	445,900	5,987,147
Tokyo Gas Co., Ltd.	643,000	3,411,646
		9,398,793
		222,730,628

Netherlands 2.6%
Commercial & Professional Services 0.4%
RELX N.V.	210,273	4,416,659
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	15,874	1,559,450
Household & Personal Products 1.1%
Unilever N.V. CVA	205,034	11,948,892
Semiconductors & Semiconductor Equipment 0.5%
BE Semiconductor Industries N.V.	84,180	5,475,785
Telecommunication Services 0.4%
Koninklijke KPN N.V.	1,298,093	4,707,336
		28,108,122

Norway 0.5%
Food, Beverage & Tobacco 0.2%
Austevoll Seafood A.S.A.	206,831	1,837,240
Materials 0.1%
Borregaard A.S.A.	114,593	1,433,251
Telecommunication Services 0.2%
Telenor A.S.A.	119,323	2,382,109
		5,652,600

Republic of Korea 1.6%
Consumer Durables & Apparel 0.4%
LG Electronics, Inc.	66,600	3,992,311
Technology Hardware & Equipment 1.2%
Samsung Electronics Co., Ltd.	6,156	13,238,348
		17,230,659

Singapore 2.3%
Banks 0.4%
DBS Group Holdings Ltd.	256,000	4,084,126
Capital Goods 0.3%
Singapore Technologies Engineering Ltd.	971,000	2,699,995
United Engineers Ltd.	584,800	1,129,700
		3,829,695
Real Estate 1.6%
CapitaLand Ltd.	5,470,000	14,880,241
Yanlord Land Group Ltd.	1,508,000	2,013,835
		16,894,076
		24,807,897

South Africa 0.9%
Materials 0.9%
Mondi Ltd.	357,972	9,295,117

Spain 3.4%
Banks 0.2%
Banco Santander S.A.	296,161	2,016,314
Capital Goods 1.4%
ACS Actividades de Construccion y Servicios S.A.	397,063	15,206,131

24

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food & Staples Retailing 0.9%
Distribuidora Internacional de Alimentacion S.A.	1,414,887	9,529,995
Media 0.4%
Mediaset Espana Comunicacion S.A.	373,731	4,710,432
Software & Services 0.1%
Amadeus IT Group S.A.	17,239	1,061,128
Telecommunication Services 0.4%
Telefonica S.A.	384,188	4,350,149
		36,874,149

Sweden 2.4%
Consumer Durables & Apparel 1.8%
Electrolux AB, B Shares	171,800	5,874,780
JM AB	378,851	13,297,324
		19,172,104
Materials 0.3%
Svenska Cellulosa AB, S.C.A., B Shares	448,092	3,710,150
Real Estate 0.3%
Hemfosa Fastigheter AB	272,296	3,340,368
		26,222,622

Switzerland 9.1%
Capital Goods 0.2%
Schindler Holding AG	10,624	2,291,220
Commercial & Professional Services 0.5%
Adecco Group AG	66,228	5,052,733
Consumer Durables & Apparel 0.4%
Forbo Holding AG	3,029	4,599,057
Diversified Financials 2.3%
Cembra Money Bank AG *	139,854	12,545,633
Julius Baer Group Ltd. *	52,929	2,996,153
Pargesa Holding S.A.	60,313	4,813,249
UBS Group AG *	253,107	4,401,648
		24,756,683
Food, Beverage & Tobacco 1.5%
Nestle S.A.	194,404	16,409,545
Insurance 1.9%
Swiss Life Holding AG *	42,956	15,676,904
Zurich Insurance Group AG	14,368	4,379,072
		20,055,976
Materials 0.4%
Sika AG	600	4,134,754
Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Roche Holding AG	71,113	18,003,627
Telecommunication Services 0.2%
Swisscom AG	5,660	2,766,392
		98,069,987

Taiwan 0.5%
Banks 0.5%
CTBC Financial Holding Co., Ltd.	7,783,000	5,000,330

United Kingdom 16.9%
Banks 2.3%
HSBC Holdings plc	1,257,732	12,596,070
The Paragon Group of Cos. plc	2,121,924	12,116,813
		24,712,883
Security	Number of Shares	Value ($)
Capital Goods 1.1%
QinetiQ Group plc	2,725,526	8,669,030
Spirax-Sarco Engineering plc	45,658	3,351,001
		12,020,031
Consumer Services 1.7%
Carnival plc	267,267	18,039,548
Energy 1.8%
BP plc	851,064	4,998,939
Royal Dutch Shell plc, B Shares	498,752	14,208,301
		19,207,240
Food, Beverage & Tobacco 0.8%
Imperial Brands plc	201,315	8,290,813
Household & Personal Products 0.5%
Unilever plc	87,747	5,004,450
Insurance 3.7%
Aviva plc	1,871,049	13,299,465
Legal & General Group plc	3,408,344	12,067,985
Old Mutual plc	5,507,773	14,285,408
		39,652,858
Materials 0.3%
Mondi plc	129,978	3,423,547
Pharmaceuticals, Biotechnology & Life Sciences 2.2%
GlaxoSmithKline plc	1,115,775	22,211,696
Indivior plc *	334,118	1,691,379
		23,903,075
Real Estate 0.4%
Grainger plc	755,539	2,621,546
The British Land Co., plc	178,269	1,436,476
		4,058,022
Retailing 0.5%
JD Sports Fashion plc	1,120,175	5,294,937
Software & Services 0.5%
Moneysupermarket.com Group plc	1,316,058	5,762,123
Technology Hardware & Equipment 0.5%
Electrocomponents plc	604,793	4,949,935
Utilities 0.6%
SSE plc	381,999	6,951,766
		181,271,228
Total Common Stock
(Cost $877,968,440)		1,010,941,269

Other Investment Company 4.9% of net assets

Money Market Fund 4.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.94% (a)	52,478,250	52,478,250
Total Other Investment Company
(Cost $52,478,250)		52,478,250

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $932,381,935 and the unrealized appreciation and depreciation were $139,508,218 and ($8,470,634), respectively, with a net unrealized appreciation of $131,037,584.

25

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

At 07/31/17, the values of certain foreign securities held by the fund aggregating $980,236,005 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

CVA –	Dutch Certificate
In addition to the above, the fund held the following at July 31, 2017:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE Index, e-mini, Long expires 09/15/17	355	34,415,475	1,033,714

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$872,104,820	$—	$872,104,820
Austria [1]	—	2,593,038	—	2,593,038
Materials	4,010,522	—	—	4,010,522
Real Estate	1,503,326	—	—	1,503,326
Brazil [1]	2,114,334	—	—	2,114,334
Canada [1]	4,325,777	—	—	4,325,777
France [1]	—	95,881,162	—	95,881,162
Energy	3,485,393	—	—	3,485,393
Israel [1]	2,156,893	—	—	2,156,893
Italy [1]	—	9,656,985	—	9,656,985
Pharmaceuticals, Biotechnology & Life Sciences	3,813,902	—	—	3,813,902
South Africa[1]	9,295,117	—	—	9,295,117
Other Investment Company[1]	52,478,250	—	—	52,478,250
Total	$83,183,514	$980,236,005	$—	$1,063,419,519
Other Financial Instruments
Futures Contracts[2]	$1,033,714	$—	$—	$1,033,714
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $4,220,236 from Level 2 to Level 1 for the period ended July 31, 2017. The transfers between Level 2 and Level 1 were primarily due to the use of international fair valuation by the fund. There were no transfers from Level 1 to Level 2 and no transfers in or out of Level 3 during the period.
26

Schwab Active Equity Funds
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
27

Schwab Active Equity Funds
Notes to Portfolio Holdings (continued)

•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87636JUL17
28

Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	3,877,930,203	5,316,445,367
0.6%	Other Investment Companies	33,361,937	33,361,937
100.3%	Total Investments	3,911,292,140	5,349,807,304
(0.3%)	Other Assets and Liabilities, Net		(17,951,007)
100.0%	Net Assets		5,331,856,297

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.5%
Adient plc	31,785	2,080,964
BorgWarner, Inc.	80,567	3,765,701
Cooper Tire & Rubber Co.	29,100	1,063,605
Dana, Inc.	75,800	1,797,976
Delphi Automotive plc	67,000	6,058,140
Ford Motor Co.	1,954,941	21,934,438
General Motors Co.	736,168	26,487,325
Harley-Davidson, Inc.	61,654	3,000,700
Lear Corp.	26,200	3,882,578
Tenneco, Inc.	17,600	973,280
The Goodyear Tire & Rubber Co.	102,790	3,238,913
Thor Industries, Inc.	14,600	1,538,110
Visteon Corp. *	21,800	2,431,572
		78,253,302

Banks 5.1%
Bank of America Corp.	1,351,794	32,605,271
BB&T Corp.	145,575	6,888,609
CIT Group, Inc.	58,400	2,782,760
Citigroup, Inc.	666,672	45,633,698
Citizens Financial Group, Inc.	95,000	3,332,600
Comerica, Inc.	26,700	1,930,677
Fifth Third Bancorp	184,890	4,936,563
Huntington Bancshares, Inc.	194,827	2,581,458
JPMorgan Chase & Co.	749,223	68,778,672
KeyCorp	183,157	3,304,152
M&T Bank Corp.	21,319	3,478,195
New York Community Bancorp, Inc.	117,530	1,543,169
People's United Financial, Inc.	89,577	1,562,223
PHH Corp. *	67,958	936,461
Regions Financial Corp.	268,125	3,914,625
SunTrust Banks, Inc.	95,760	5,486,090
The PNC Financial Services Group, Inc.	91,135	11,738,188
U.S. Bancorp	314,160	16,581,365
Wells Fargo & Co.	1,008,563	54,401,888
		272,416,664

Capital Goods 8.3%
3M Co.	130,361	26,224,722
AECOM *	55,854	1,781,743
AGCO Corp.	47,040	3,393,466
Security	Number of Shares	Value ($)
Allison Transmission Holdings, Inc.	31,100	1,175,580
AMETEK, Inc.	36,200	2,229,196
Arconic, Inc.	143,210	3,550,176
Carlisle Cos., Inc.	10,900	1,063,731
Caterpillar, Inc.	223,837	25,506,226
Chicago Bridge & Iron Co., N.V. (a)	63,800	1,195,612
Cummins, Inc.	57,194	9,602,873
Deere & Co.	151,293	19,407,866
Donaldson Co., Inc.	26,500	1,258,485
Dover Corp.	56,375	4,735,500
Eaton Corp. plc	118,416	9,266,052
EMCOR Group, Inc.	21,940	1,480,950
Emerson Electric Co.	253,710	15,123,653
Fastenal Co.	58,640	2,519,174
Flowserve Corp.	53,475	2,199,427
Fluor Corp.	134,750	5,852,192
Fortive Corp.	38,878	2,516,962
Fortune Brands Home & Security, Inc.	27,600	1,812,492
General Dynamics Corp.	66,216	13,000,187
General Electric Co.	2,090,398	53,535,093
Honeywell International, Inc.	133,345	18,150,921
Hubbell, Inc.	15,484	1,839,344
Huntington Ingalls Industries, Inc.	8,100	1,669,491
IDEX Corp.	12,800	1,491,712
Illinois Tool Works, Inc.	88,534	12,457,619
Ingersoll-Rand plc	62,382	5,482,130
Jacobs Engineering Group, Inc.	60,540	3,191,669
Johnson Controls International plc	265,758	10,351,274
KBR, Inc.	121,600	1,814,272
Lincoln Electric Holdings, Inc.	20,200	1,762,652
Lockheed Martin Corp.	54,784	16,004,050
Masco Corp.	35,400	1,349,802
MSC Industrial Direct Co., Inc., Class A	13,200	939,972
Nordson Corp.	8,800	1,117,600
Northrop Grumman Corp.	56,033	14,743,963
Oshkosh Corp.	39,120	2,693,803
Owens Corning	36,450	2,443,973
PACCAR, Inc.	102,621	7,024,407
Parker-Hannifin Corp.	41,097	6,821,280
Pentair plc	41,937	2,644,967
Quanta Services, Inc. *	80,800	2,725,384
Raytheon Co.	79,515	13,658,292
Regal Beloit Corp.	16,500	1,375,275
Rockwell Automation, Inc.	25,650	4,233,020
Rockwell Collins, Inc.	34,730	3,699,787
Roper Technologies, Inc.	9,000	2,092,140
Snap-on, Inc.	9,100	1,403,220
Spirit AeroSystems Holdings, Inc., Class A	22,500	1,359,675
Stanley Black & Decker, Inc.	33,103	4,657,261
Terex Corp.	49,600	1,952,752
Textron, Inc.	73,820	3,626,777
The Boeing Co.	125,772	30,494,679
The Timken Co.	39,265	1,786,558
TransDigm Group, Inc.	8,300	2,341,762
Trinity Industries, Inc.	63,300	1,735,053
United Rentals, Inc. *	25,300	3,009,688
United Technologies Corp.	253,592	30,068,403

1

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Valmont Industries, Inc.	9,000	1,374,300
W.W. Grainger, Inc.	21,338	3,557,898
WABCO Holdings, Inc. *	12,500	1,719,625
Wabtec Corp.	13,600	1,024,896
Watsco, Inc.	6,900	1,040,313
WESCO International, Inc. *	23,800	1,219,750
Xylem, Inc.	32,855	1,863,864
		444,446,631

Commercial & Professional Services 0.6%
ABM Industries, Inc.	25,100	1,119,962
Cintas Corp.	17,550	2,366,618
Equifax, Inc.	12,230	1,778,731
LSC Communications, Inc.	17,317	370,237
ManpowerGroup, Inc.	53,590	5,742,169
Nielsen Holdings plc	64,000	2,752,640
Pitney Bowes, Inc.	115,819	1,822,991
Republic Services, Inc.	65,763	4,223,300
Robert Half International, Inc.	46,310	2,095,528
The Dun & Bradstreet Corp.	10,740	1,189,562
Waste Management, Inc.	107,914	8,109,737
		31,571,475

Consumer Durables & Apparel 1.2%
Carter's, Inc.	11,200	971,376
Coach, Inc.	129,675	6,112,880
D.R. Horton, Inc.	52,200	1,863,018
Fossil Group, Inc. *	101,200	1,138,500
Garmin Ltd.	31,870	1,599,555
Hanesbrands, Inc.	61,000	1,398,120
Hasbro, Inc.	25,541	2,704,281
Leggett & Platt, Inc.	34,017	1,638,939
Lennar Corp., Class A	28,400	1,489,296
Mattel, Inc.	151,835	3,039,737
Michael Kors Holdings Ltd. *	45,300	1,650,732
Mohawk Industries, Inc. *	8,835	2,199,827
Newell Brands, Inc.	37,703	1,987,702
NIKE, Inc., Class B	252,554	14,913,314
NVR, Inc. *	1,129	2,947,187
Polaris Industries, Inc. (a)	19,900	1,784,234
PulteGroup, Inc.	91,800	2,241,756
PVH Corp.	20,100	2,397,729
Ralph Lauren Corp.	38,320	2,898,908
Tupperware Brands Corp.	21,158	1,284,502
VF Corp.	87,380	5,434,162
Whirlpool Corp.	25,955	4,616,875
		66,312,630

Consumer Services 1.9%
Adtalem Global Education, Inc.	42,100	1,368,250
Aramark	56,000	2,232,160
Brinker International, Inc.	22,055	782,291
Carnival Corp.	109,210	7,293,044
Chipotle Mexican Grill, Inc. *	4,087	1,404,988
Darden Restaurants, Inc.	30,562	2,563,541
H&R Block, Inc.	78,965	2,408,432
International Game Technology plc	53,600	1,020,544
Las Vegas Sands Corp.	80,100	4,934,961
Marriott International, Inc., Class A	67,425	7,025,011
McDonald's Corp.	237,288	36,812,860
MGM Resorts International	84,015	2,766,614
Royal Caribbean Cruises Ltd.	33,229	3,757,203
Service Corp. International	40,500	1,406,565
Starbucks Corp.	131,180	7,081,096
The Wendy's Co.	78,000	1,204,320
Wyndham Worldwide Corp.	42,040	4,387,715
Security	Number of Shares	Value ($)
Wynn Resorts Ltd.	26,904	3,479,763
Yum China Holdings, Inc. *	56,030	2,005,314
Yum! Brands, Inc.	78,130	5,897,252
		99,831,924

Diversified Financials 4.7%
Affiliated Managers Group, Inc.	7,100	1,319,393
AGNC Investment Corp.	91,300	1,933,734
Ally Financial, Inc.	349,000	7,901,360
American Express Co.	259,017	22,076,019
Ameriprise Financial, Inc.	55,234	8,002,302
Annaly Capital Management, Inc.	305,761	3,678,305
Berkshire Hathaway, Inc., Class B *	329,926	57,727,152
BlackRock, Inc.	18,500	7,890,805
Capital One Financial Corp.	172,332	14,851,572
CME Group, Inc.	39,600	4,855,752
Discover Financial Services	133,522	8,136,831
Franklin Resources, Inc.	134,909	6,041,225
Intercontinental Exchange, Inc.	27,000	1,801,170
Invesco Ltd.	105,800	3,678,666
Legg Mason, Inc.	69,120	2,765,491
Leucadia National Corp.	66,500	1,730,995
LPL Financial Holdings, Inc.	30,600	1,400,256
Moody's Corp.	23,770	3,128,845
Morgan Stanley	163,083	7,648,593
MSCI, Inc.	10,300	1,122,185
Nasdaq, Inc.	16,583	1,233,278
Navient Corp.	250,800	3,699,300
Northern Trust Corp.	27,910	2,442,404
Raymond James Financial, Inc.	15,400	1,281,126
S&P Global, Inc.	32,468	4,986,760
Santander Consumer USA Holdings, Inc. *	88,200	1,129,842
SEI Investments Co.	21,100	1,192,361
SLM Corp. *	238,800	2,645,904
State Street Corp.	82,636	7,704,154
Synchrony Financial	228,500	6,928,120
T. Rowe Price Group, Inc.	64,845	5,363,978
TD Ameritrade Holding Corp.	33,100	1,513,663
The Bank of New York Mellon Corp.	186,549	9,892,693
The Charles Schwab Corp. (b)	72,715	3,119,474
The Goldman Sachs Group, Inc.	124,709	28,100,679
Voya Financial, Inc.	59,500	2,334,780
Waddell & Reed Financial, Inc., Class A	62,100	1,283,607
		252,542,774

Energy 12.8%
Anadarko Petroleum Corp.	154,079	7,036,788
Andeavor	91,284	9,085,497
Apache Corp.	195,168	9,656,913
Baker Hughes, a GE Co.	183,086	6,754,043
Cabot Oil & Gas Corp.	56,500	1,405,155
Chesapeake Energy Corp. *(a)	710,626	3,524,705
Chevron Corp.	1,186,112	129,511,569
Concho Resources, Inc. *	10,600	1,380,756
ConocoPhillips	1,068,082	48,458,880
CONSOL Energy, Inc. *	114,235	1,914,579
Delek US Holdings, Inc.	70,500	1,840,755
Devon Energy Corp.	197,627	6,582,955
Diamond Offshore Drilling, Inc. *(a)	78,920	980,186
Ensco plc, Class A (a)	291,400	1,541,506
EOG Resources, Inc.	92,001	8,752,975
EQT Corp.	21,600	1,375,920
Exxon Mobil Corp.	2,502,281	200,282,571
Halliburton Co.	296,570	12,586,431
Helmerich & Payne, Inc. (a)	35,595	1,801,819
Hess Corp.	276,204	12,302,126
HollyFrontier Corp.	260,602	7,515,762

2

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kinder Morgan, Inc.	441,400	9,017,802
Marathon Oil Corp.	687,719	8,410,803
Marathon Petroleum Corp.	436,162	24,420,710
Murphy Oil Corp.	210,950	5,607,051
Nabors Industries Ltd.	224,500	1,730,895
National Oilwell Varco, Inc.	265,801	8,694,351
Noble Corp. plc *	464,700	1,858,800
Noble Energy, Inc.	112,270	3,245,726
Occidental Petroleum Corp.	344,700	21,347,271
Oceaneering International, Inc.	69,300	1,777,545
ONEOK, Inc.	49,420	2,795,689
Patterson-UTI Energy, Inc.	77,700	1,502,718
PBF Energy, Inc., Class A (a)	82,600	1,880,802
Peabody Energy Corp. *	13,800	386,952
Phillips 66	394,408	33,031,670
Pioneer Natural Resources Co.	13,000	2,120,300
QEP Resources, Inc. *	125,442	1,075,038
Schlumberger Ltd.	384,610	26,384,246
SM Energy Co.	40,500	704,295
Superior Energy Services, Inc. *	134,200	1,443,992
Targa Resources Corp.	19,700	914,277
The Williams Cos., Inc.	175,909	5,590,388
Transocean Ltd. *	383,800	3,319,870
Valero Energy Corp.	475,466	32,792,890
Weatherford International plc *	734,100	3,274,086
Whiting Petroleum Corp. *	183,500	963,375
World Fuel Services Corp.	148,000	4,786,320
		683,369,753

Food & Staples Retailing 3.8%
Casey's General Stores, Inc.	15,112	1,613,206
Costco Wholesale Corp.	143,163	22,692,767
CVS Health Corp.	572,616	45,769,197
Rite Aid Corp. *	210,500	471,520
Sysco Corp.	201,339	10,594,458
The Kroger Co.	501,068	12,286,188
U.S. Foods Holding Corp. *	12,800	360,320
United Natural Foods, Inc. *	36,700	1,414,051
Wal-Mart Stores, Inc.	995,772	79,651,802
Walgreens Boots Alliance, Inc.	265,882	21,448,701
Whole Foods Market, Inc.	163,900	6,844,464
		203,146,674

Food, Beverage & Tobacco 4.6%
Altria Group, Inc.	304,516	19,784,405
Archer-Daniels-Midland Co.	465,974	19,654,783
Brown-Forman Corp., Class B	41,954	2,072,528
Bunge Ltd.	163,036	12,780,392
Campbell Soup Co.	34,330	1,813,654
ConAgra Brands, Inc.	88,020	3,013,805
Constellation Brands, Inc., Class A	10,920	2,111,382
Dr Pepper Snapple Group, Inc.	46,141	4,206,214
General Mills, Inc.	162,918	9,068,016
Hormel Foods Corp.	59,678	2,039,197
Ingredion, Inc.	19,900	2,454,068
Kellogg Co.	60,537	4,116,516
Lamb Weston Holdings, Inc.	21,873	961,975
McCormick & Co., Inc. — Non Voting Shares	19,978	1,903,903
Molson Coors Brewing Co., Class B	23,180	2,062,556
Mondelez International, Inc., Class A	372,595	16,401,632
Monster Beverage Corp. *	28,200	1,487,550
PepsiCo, Inc.	337,863	39,398,204
Philip Morris International, Inc.	392,588	45,818,945
The Coca-Cola Co.	858,443	39,351,027
The Hershey Co.	24,912	2,623,483
The JM Smucker Co.	29,125	3,550,338
Security	Number of Shares	Value ($)
The Kraft Heinz Co.	39,274	3,434,904
Tyson Foods, Inc., Class A	110,315	6,989,558
		247,099,035

Health Care Equipment & Services 5.6%
Abbott Laboratories	366,907	18,044,486
Aetna, Inc.	106,591	16,448,057
AmerisourceBergen Corp.	55,867	5,241,442
Anthem, Inc.	167,250	31,143,623
Baxter International, Inc.	97,953	5,924,197
Becton, Dickinson & Co.	39,162	7,887,227
Boston Scientific Corp. *	109,465	2,913,958
C.R. Bard, Inc.	13,300	4,263,980
Cardinal Health, Inc.	181,267	14,004,688
Centene Corp. *	23,220	1,844,132
Cerner Corp. *	25,100	1,615,687
Cigna Corp.	39,509	6,857,182
Community Health Systems, Inc. *	232,662	1,663,533
Danaher Corp.	72,856	5,937,035
DaVita, Inc. *	36,120	2,339,854
DENTSPLY SIRONA, Inc.	23,335	1,447,470
Edwards Lifesciences Corp. *	11,900	1,370,642
Express Scripts Holding Co. *	363,207	22,751,287
HCA Healthcare, Inc. *	117,074	9,405,725
Henry Schein, Inc. *	19,152	3,489,686
Humana, Inc.	56,070	12,963,384
Intuitive Surgical, Inc. *	3,379	3,170,381
Laboratory Corp. of America Holdings *	16,399	2,605,965
LifePoint Health, Inc. *	22,130	1,314,522
Magellan Health, Inc. *	20,700	1,543,185
McKesson Corp.	100,617	16,286,874
MEDNAX, Inc. *	12,300	577,854
Medtronic plc	201,336	16,906,184
Owens & Minor, Inc.	48,902	1,576,111
Patterson Cos., Inc.	35,075	1,463,329
Quest Diagnostics, Inc.	49,352	5,345,315
ResMed, Inc.	19,600	1,511,552
Stryker Corp.	43,518	6,401,498
Tenet Healthcare Corp. *	73,693	1,278,574
UnitedHealth Group, Inc.	246,496	47,280,398
Universal Health Services, Inc., Class B	19,948	2,210,837
Varian Medical Systems, Inc. *	22,503	2,185,491
WellCare Health Plans, Inc. *	13,900	2,460,161
Zimmer Biomet Holdings, Inc.	34,824	4,224,848
		295,900,354

Household & Personal Products 1.9%
Church & Dwight Co., Inc.	41,600	2,219,360
Colgate-Palmolive Co.	166,768	12,040,649
Herbalife Ltd. *(a)	33,100	2,201,481
Kimberly-Clark Corp.	69,901	8,609,007
Nu Skin Enterprises, Inc., Class A	25,500	1,615,680
The Clorox Co.	21,720	2,899,403
The Estee Lauder Cos., Inc., Class A	36,034	3,567,006
The Procter & Gamble Co.	724,335	65,784,105
		98,936,691

Insurance 3.9%
Aflac, Inc.	123,498	9,848,966
Alleghany Corp. *	2,900	1,778,686
American Financial Group, Inc.	20,640	2,092,896
American International Group, Inc.	533,042	34,887,599
Aon plc	53,336	7,369,435
Arch Capital Group Ltd. *	20,075	1,952,495
Arthur J. Gallagher & Co.	25,800	1,516,782
Assurant, Inc.	32,355	3,406,011

3

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Assured Guaranty Ltd.	49,200	2,214,492
Axis Capital Holdings Ltd.	42,650	2,754,337
Chubb Ltd.	65,338	9,569,403
Cincinnati Financial Corp.	27,280	2,077,645
CNO Financial Group, Inc.	85,700	1,960,816
Everest Re Group Ltd.	14,125	3,706,259
First American Financial Corp.	33,100	1,602,371
FNF Group	69,284	3,385,216
Genworth Financial, Inc., Class A *	461,700	1,583,631
Lincoln National Corp.	64,980	4,747,439
Loews Corp.	121,289	5,904,349
Markel Corp. *	1,200	1,285,812
Marsh & McLennan Cos., Inc.	85,820	6,691,385
MetLife, Inc.	225,218	12,386,990
Old Republic International Corp.	62,000	1,216,440
Principal Financial Group, Inc.	53,371	3,562,514
Prudential Financial, Inc.	84,637	9,583,448
Reinsurance Group of America, Inc.	19,200	2,691,840
RenaissanceRe Holdings Ltd.	14,325	2,104,486
The Allstate Corp.	131,743	11,988,613
The Hartford Financial Services Group, Inc.	141,427	7,778,485
The Progressive Corp.	188,245	8,871,987
The Travelers Cos., Inc.	183,372	23,488,119
Torchmark Corp.	26,765	2,113,632
Unum Group	58,025	2,908,793
Validus Holdings Ltd.	21,900	1,178,001
W. R. Berkley Corp.	27,663	1,907,917
White Mountains Insurance Group Ltd.	1,729	1,494,893
Willis Towers Watson plc	11,000	1,637,680
XL Group Ltd.	79,585	3,533,574
		208,783,437

Materials 4.0%
Air Products & Chemicals, Inc.	34,585	4,916,258
Albemarle Corp.	18,885	2,186,883
Alcoa Corp.	73,270	2,667,028
Allegheny Technologies, Inc.	69,611	1,318,432
Ashland Global Holdings, Inc.	27,535	1,788,949
Avery Dennison Corp.	27,400	2,546,282
Ball Corp.	126,960	5,319,624
Bemis Co., Inc.	37,038	1,569,300
Celanese Corp., Series A	28,100	2,702,377
CF Industries Holdings, Inc.	157,855	4,633,044
Cliffs Natural Resources, Inc. *	152,500	1,177,300
Commercial Metals Co.	80,345	1,494,417
Crown Holdings, Inc. *	21,700	1,290,499
Domtar Corp.	66,982	2,616,317
E.I. du Pont de Nemours & Co.	177,686	14,607,566
Eastman Chemical Co.	46,520	3,868,603
Ecolab, Inc.	32,591	4,291,257
FMC Corp.	28,980	2,213,492
Freeport-McMoRan, Inc. *	1,134,040	16,579,665
Graphic Packaging Holding Co.	88,600	1,168,634
Huntsman Corp.	94,315	2,510,665
International Flavors & Fragrances, Inc.	11,535	1,536,231
International Paper Co.	147,893	8,131,157
LyondellBasell Industries N.V., Class A	209,480	18,872,053
Martin Marietta Materials, Inc.	5,900	1,335,937
Monsanto Co.	120,919	14,125,758
Newmont Mining Corp.	157,511	5,854,684
Nucor Corp.	130,116	7,503,790
Owens-Illinois, Inc. *	98,945	2,364,786
Packaging Corp. of America	18,021	1,972,939
PPG Industries, Inc.	64,800	6,820,200
Praxair, Inc.	70,495	9,175,629
Reliance Steel & Aluminum Co.	37,320	2,700,475
RPM International, Inc.	25,765	1,336,431
Sealed Air Corp.	26,900	1,170,419
Security	Number of Shares	Value ($)
Sonoco Products Co.	30,255	1,466,762
Steel Dynamics, Inc.	68,050	2,409,651
The Chemours Co.	132,100	6,289,281
The Dow Chemical Co.	320,168	20,567,592
The Mosaic Co.	304,931	7,361,034
The Sherwin-Williams Co.	8,265	2,787,537
United States Steel Corp. (a)	103,204	2,424,262
Vulcan Materials Co.	11,623	1,431,024
WestRock Co.	52,607	3,020,694
		212,124,918

Media 3.1%
CBS Corp., Class B — Non Voting Shares	150,121	9,882,465
Charter Communications, Inc., Class A *	8,506	3,333,586
Comcast Corp., Class A	974,214	39,406,956
Discovery Communications, Inc., Class A *	80,041	1,969,009
Discovery Communications, Inc., Class C *	111,467	2,578,232
DISH Network Corp., Class A *	35,035	2,243,291
News Corp., Class A	166,300	2,379,753
News Corp., Class B	56,300	827,610
Omnicom Group, Inc.	70,713	5,567,942
Scripps Networks Interactive, Inc., Class A	26,000	2,272,660
TEGNA, Inc.	81,330	1,206,124
The Interpublic Group of Cos., Inc.	69,905	1,510,647
The Walt Disney Co.	337,462	37,097,198
Time Warner, Inc.	295,933	30,309,458
Tribune Media Co., Class A	23,400	986,310
Twenty-First Century Fox, Inc., Class A	358,121	10,421,321
Twenty-First Century Fox, Inc., Class B	146,500	4,203,085
Viacom, Inc., Class B	324,698	11,338,454
		167,534,101

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
AbbVie, Inc.	189,722	13,263,465
Agilent Technologies, Inc.	47,636	2,848,156
Allergan plc	12,340	3,113,752
Amgen, Inc.	136,723	23,859,531
Biogen, Inc. *	20,250	5,864,197
Bristol-Myers Squibb Co.	261,561	14,882,821
Celgene Corp. *	65,956	8,931,102
Eli Lilly & Co.	194,281	16,059,267
Gilead Sciences, Inc.	235,587	17,925,815
Johnson & Johnson	483,507	64,171,049
Merck & Co., Inc.	732,162	46,770,509
Mettler-Toledo International, Inc. *	3,700	2,120,396
Mylan N.V. *	95,975	3,742,065
Perrigo Co., plc	22,800	1,708,176
Pfizer, Inc.	2,162,504	71,708,633
Thermo Fisher Scientific, Inc.	40,545	7,116,864
United Therapeutics Corp. *	6,900	885,960
Waters Corp. *	11,300	1,959,872
Zoetis, Inc.	30,600	1,913,112
		308,844,742

Real Estate 1.3%
American Tower Corp.	25,965	3,539,808
AvalonBay Communities, Inc.	10,599	2,038,718
Boston Properties, Inc.	21,290	2,574,174
Brixmor Property Group, Inc.	41,900	820,821
CBRE Group, Inc., Class A *	42,900	1,629,771
CoreCivic, Inc.	69,400	1,922,380
Crown Castle International Corp.	26,280	2,643,242
Digital Realty Trust, Inc.	17,600	2,029,984
Duke Realty Corp.	41,700	1,192,203
Equinix, Inc.	3,200	1,442,336
Equity Residential	49,145	3,344,809

4

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Essex Property Trust, Inc.	4,400	1,151,480
GGP, Inc.	81,800	1,849,498
HCP, Inc.	86,765	2,746,112
Hospitality Properties Trust	50,161	1,457,679
Host Hotels & Resorts, Inc.	203,878	3,804,363
Iron Mountain, Inc.	90,979	3,314,365
JBG SMITH Properties *	13,221	469,063
Jones Lang LaSalle, Inc.	12,700	1,615,694
Kimco Realty Corp.	59,260	1,195,867
Prologis, Inc.	49,100	2,985,771
Public Storage	12,530	2,575,792
Realogy Holdings Corp.	44,600	1,480,720
Simon Property Group, Inc.	34,511	5,469,994
SL Green Realty Corp.	10,500	1,084,335
The Macerich Co.	18,997	1,090,238
Ventas, Inc.	50,478	3,399,693
Vornado Realty Trust	26,441	2,098,093
Welltower, Inc.	50,000	3,669,500
Weyerhaeuser Co.	160,074	5,285,644
		69,922,147

Retailing 4.5%
Abercrombie & Fitch Co., Class A	153,878	1,514,160
Advance Auto Parts, Inc.	11,845	1,326,758
Amazon.com, Inc. *	9,750	9,630,855
American Eagle Outfitters, Inc.	122,035	1,444,894
Ascena Retail Group, Inc. *	235,500	551,070
AutoNation, Inc. *	47,100	1,996,098
AutoZone, Inc. *	2,621	1,414,868
Bed Bath & Beyond, Inc.	173,005	5,172,849
Best Buy Co., Inc.	189,376	11,048,196
Big Lots, Inc.	42,265	2,099,303
CarMax, Inc. *	50,007	3,312,964
Chico's FAS, Inc.	99,000	905,850
Core-Mark Holding Co., Inc.	49,630	1,819,932
Dick's Sporting Goods, Inc.	37,300	1,392,782
Dillard's, Inc., Class A (a)	31,175	2,301,339
Dollar General Corp.	95,300	7,162,748
Dollar Tree, Inc. *	43,881	3,162,942
Expedia, Inc.	14,465	2,263,339
Foot Locker, Inc.	47,795	2,255,446
GameStop Corp., Class A	151,790	3,292,325
Genuine Parts Co.	48,000	4,076,640
GNC Holdings, Inc., Class A (a)	139,800	1,329,498
Group 1 Automotive, Inc.	15,700	934,935
Kohl's Corp.	234,745	9,706,706
L Brands, Inc.	74,420	3,452,344
Liberty Interactive Corp., QVC Group, Class A *	190,725	4,565,956
LKQ Corp. *	49,300	1,703,808
Lowe's Cos., Inc.	317,245	24,554,763
Macy's, Inc.	241,836	5,743,605
Murphy USA, Inc. *	47,300	3,582,029
Nordstrom, Inc.	79,055	3,839,701
O'Reilly Automotive, Inc. *	16,130	3,295,359
Office Depot, Inc.	310,000	1,819,700
Ross Stores, Inc.	61,880	3,423,202
Sally Beauty Holdings, Inc. *	47,000	950,810
Signet Jewelers Ltd. (a)	28,100	1,718,596
Staples, Inc.	947,956	9,621,753
Target Corp.	390,383	22,123,005
The Gap, Inc.	217,575	5,184,812
The Home Depot, Inc.	275,043	41,146,433
The Priceline Group, Inc. *	3,284	6,661,594
The TJX Cos., Inc.	161,988	11,389,376
Tiffany & Co.	24,935	2,381,542
Tractor Supply Co.	36,300	2,037,156
Security	Number of Shares	Value ($)
Urban Outfitters, Inc. *	56,454	1,105,934
Williams-Sonoma, Inc.	38,845	1,803,573
		242,221,548

Semiconductors & Semiconductor Equipment 2.9%
Analog Devices, Inc.	48,465	3,829,220
Applied Materials, Inc.	184,326	8,167,485
Broadcom Ltd.	9,388	2,315,644
First Solar, Inc. *	33,800	1,666,678
Intel Corp.	1,803,376	63,965,747
KLA-Tencor Corp.	33,480	3,101,252
Lam Research Corp.	26,490	4,224,095
Marvell Technology Group Ltd.	168,530	2,622,327
Maxim Integrated Products, Inc.	66,100	3,003,584
Microchip Technology, Inc.	24,380	1,951,375
Micron Technology, Inc. *	267,612	7,525,250
NVIDIA Corp.	31,337	5,092,576
NXP Semiconductors N.V. *	15,000	1,654,950
ON Semiconductor Corp. *	84,600	1,264,770
Qorvo, Inc. *	24,300	1,666,008
QUALCOMM, Inc.	382,055	20,321,506
Skyworks Solutions, Inc.	15,100	1,583,537
Texas Instruments, Inc.	196,509	15,991,902
Xilinx, Inc.	47,020	2,974,485
		152,922,391

Software & Services 7.1%
Accenture plc, Class A	125,865	16,213,929
Activision Blizzard, Inc.	118,100	7,296,218
Adobe Systems, Inc. *	27,107	3,970,904
Akamai Technologies, Inc. *	22,200	1,046,508
Alliance Data Systems Corp.	8,380	2,023,183
Alphabet, Inc., Class A *	18,689	17,670,449
Alphabet, Inc., Class C *	18,574	17,283,107
Amdocs Ltd.	41,600	2,794,272
Autodesk, Inc. *	18,100	2,005,299
Automatic Data Processing, Inc.	60,319	7,172,532
Booz Allen Hamilton Holding Corp.	36,300	1,245,090
Broadridge Financial Solutions, Inc.	22,700	1,722,022
CA, Inc.	108,605	3,371,099
CACI International, Inc., Class A *	11,124	1,391,612
Cars.com, Inc. *	6,410	155,763
Citrix Systems, Inc. *	26,863	2,121,640
Cognizant Technology Solutions Corp., Class A	77,800	5,393,096
eBay, Inc. *	142,627	5,096,063
Electronic Arts, Inc. *	19,508	2,277,364
Facebook, Inc., Class A *	36,800	6,228,400
Fidelity National Information Services, Inc.	64,023	5,840,178
First Data Corp., Class A *	72,100	1,345,386
Fiserv, Inc. *	35,938	4,618,033
Global Payments, Inc.	17,300	1,632,601
IAC/InterActiveCorp *	23,762	2,486,218
International Business Machines Corp.	427,301	61,817,636
Intuit, Inc.	39,022	5,354,209
Leidos Holdings, Inc.	37,300	1,993,312
MasterCard, Inc., Class A	92,438	11,813,576
Microsoft Corp.	1,339,828	97,405,496
Oracle Corp.	792,944	39,591,694
Paychex, Inc.	44,859	2,595,093
PayPal Holdings, Inc. *	62,700	3,671,085
Symantec Corp.	208,445	6,459,711
Teradata Corp. *	58,000	1,845,560

5

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Western Union Co.	210,710	4,161,523
Total System Services, Inc.	26,970	1,711,516
Visa, Inc., Class A	170,312	16,956,263
		377,777,640

Technology Hardware & Equipment 5.7%
Amphenol Corp., Class A	43,300	3,317,646
Anixter International, Inc. *	17,320	1,363,950
Apple, Inc.	1,021,057	151,861,808
Arrow Electronics, Inc. *	65,325	5,310,269
Avnet, Inc.	124,600	4,782,148
Brocade Communications Systems, Inc.	128,800	1,626,744
CDW Corp.	24,500	1,554,035
Cisco Systems, Inc.	1,256,151	39,505,949
CommScope Holding Co., Inc. *	26,900	989,382
Corning, Inc.	364,071	10,609,029
F5 Networks, Inc. *	12,000	1,449,000
FLIR Systems, Inc.	39,700	1,481,604
Harris Corp.	29,968	3,430,437
Hewlett Packard Enterprise Co.	641,200	11,227,412
HP, Inc.	993,791	18,981,408
Jabil, Inc.	126,395	3,855,048
Juniper Networks, Inc.	150,970	4,219,611
Keysight Technologies, Inc. *	37,600	1,563,784
Motorola Solutions, Inc.	88,772	8,049,845
NCR Corp. *	30,300	1,146,855
NetApp, Inc.	94,030	4,082,783
Sanmina Corp. *	41,500	1,487,775
SYNNEX Corp.	13,595	1,616,717
Tech Data Corp. *	47,140	4,827,136
Western Digital Corp.	99,405	8,461,354
Xerox Corp.	179,581	5,507,749
		302,309,478

Telecommunication Services 3.3%
AT&T, Inc.	2,377,354	92,716,806
CenturyLink, Inc.	548,107	12,754,450
Frontier Communications Corp. (a)	118,219	1,809,933
Level 3 Communications, Inc. *	31,300	1,836,684
Sprint Corp. *	44,300	353,514
T-Mobile US, Inc. *	32,900	2,028,614
Telephone & Data Systems, Inc.	75,627	2,150,076
Verizon Communications, Inc.	1,259,949	60,981,531
Windstream Holdings, Inc. (a)	237,200	898,988
		175,530,596

Transportation 2.1%
Alaska Air Group, Inc.	24,100	2,054,043
American Airlines Group, Inc.	94,000	4,741,360
Avis Budget Group, Inc. *	58,490	1,800,322
C.H. Robinson Worldwide, Inc.	52,244	3,427,206
CSX Corp.	272,933	13,466,514
Delta Air Lines, Inc.	42,600	2,102,736
Expeditors International of Washington, Inc.	65,425	3,852,224
FedEx Corp.	96,533	20,081,760
Hertz Global Holdings, Inc. *(a)	154,160	2,107,367
JB Hunt Transport Services, Inc.	18,945	1,718,501
JetBlue Airways Corp. *	72,200	1,583,346
Kansas City Southern	19,087	1,969,588
Kirby Corp. *	16,000	974,400
Norfolk Southern Corp.	78,579	8,846,424
Old Dominion Freight Line, Inc.	10,700	1,026,237
Ryder System, Inc.	33,320	2,424,363
Southwest Airlines Co.	29,900	1,659,749
Union Pacific Corp.	213,035	21,934,084
Security	Number of Shares	Value ($)
United Continental Holdings, Inc. *	19,200	1,299,456
United Parcel Service, Inc., Class B	117,941	13,007,713
		110,077,393

Utilities 4.0%
AES Corp.	526,540	5,886,717
Alliant Energy Corp.	54,150	2,194,700
Ameren Corp.	80,190	4,498,659
American Electric Power Co., Inc.	150,401	10,609,287
American Water Works Co., Inc.	31,700	2,570,870
Atmos Energy Corp.	23,160	2,009,362
Calpine Corp. *	298,750	4,296,025
CenterPoint Energy, Inc.	153,270	4,320,681
CMS Energy Corp.	71,005	3,283,271
Consolidated Edison, Inc.	92,802	7,689,574
Dominion Energy, Inc.	130,980	10,109,036
DTE Energy Co.	53,130	5,688,098
Duke Energy Corp.	191,477	16,298,522
Edison International	81,976	6,449,872
Entergy Corp.	93,670	7,186,362
Eversource Energy	71,515	4,347,397
Exelon Corp.	414,873	15,906,231
FirstEnergy Corp.	242,265	7,730,676
Great Plains Energy, Inc.	59,770	1,844,502
MDU Resources Group, Inc.	69,358	1,827,583
National Fuel Gas Co.	23,245	1,376,336
NextEra Energy, Inc.	87,859	12,835,321
NiSource, Inc.	58,035	1,512,392
NRG Energy, Inc.	274,582	6,760,209
OGE Energy Corp.	55,784	2,000,414
PG&E Corp.	136,911	9,267,506
Pinnacle West Capital Corp.	33,085	2,869,462
PPL Corp.	202,475	7,760,867
Public Service Enterprise Group, Inc.	183,322	8,243,990
SCANA Corp.	35,959	2,314,681
Sempra Energy	57,615	6,511,071
The Southern Co.	270,306	12,955,767
UGI Corp.	44,780	2,260,047
Vectren Corp.	23,900	1,436,629
WEC Energy Group, Inc.	53,186	3,349,122
Westar Energy, Inc.	31,870	1,617,403
Xcel Energy, Inc.	142,685	6,750,427
		214,569,069
Total Common Stock
(Cost $3,877,930,203)		5,316,445,367

Other Investment Companies 0.6% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.94% (c)	8,530,746	8,530,746

Securities Lending Collateral 0.5%
Wells Fargo Government Money Market Fund, Select Class 0.89% (c)	24,831,191	24,831,191
Total Other Investment Companies
(Cost $33,361,937)		33,361,937

End of Investments.

6

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

At 07/31/17, the tax basis cost of the fund's investments was $3,929,057,682 and the unrealized appreciation and depreciation were $1,589,223,071 and ($168,473,449), respectively, with a net unrealized appreciation of $1,420,749,622.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $23,357,147.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at July 31, 2017:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/15/17	140	17,276,000	119,067

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$5,316,445,367	$—	$—	$5,316,445,367
Other Investment Companies[1]	33,361,937	—	—	33,361,937
Total	$5,349,807,304	$—	$—	$5,349,807,304
Other Financial Instruments
Futures Contracts[2]	$119,067	$—	$—	$119,067
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.
7

Schwab Capital Trust
Schwab Fundamental US Small Company Index Fund

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.2%	Common Stock	1,285,239,435	1,671,162,600
0.0%	Rights	492	—
3.2%	Other Investment Companies	53,962,591	53,962,591
102.4%	Total Investments	1,339,202,518	1,725,125,191
(2.4%)	Other Assets and Liabilities, Net		(41,013,443)
100.0%	Net Assets		1,684,111,748

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Automobiles & Components 0.8%
American Axle & Manufacturing Holdings, Inc. *	97,500	1,437,150
Cooper-Standard Holding, Inc. *	19,400	1,983,844
Dorman Products, Inc. *	14,600	1,139,968
Gentex Corp.	173,700	2,956,374
Gentherm, Inc. *	6,000	200,700
LCI Industries	16,795	1,792,866
Modine Manufacturing Co. *	23,800	386,750
Standard Motor Products, Inc.	24,000	1,209,120
Superior Industries International, Inc.	54,800	1,071,340
Tower International, Inc.	32,500	802,750
Winnebago Industries, Inc.	8,400	309,120
		13,289,982

Banks 5.5%
Associated Banc-Corp.	83,000	1,987,850
Astoria Financial Corp.	53,200	1,073,576
BancorpSouth, Inc.	35,800	1,075,790
Bank of Hawaii Corp.	30,300	2,535,201
Bank of the Ozarks, Inc.	16,400	707,660
BankUnited, Inc.	61,500	2,116,830
BOK Financial Corp.	18,200	1,548,274
Capitol Federal Financial, Inc.	95,186	1,357,352
Cathay General Bancorp	24,800	928,760
Chemical Financial Corp.	3,700	178,303
Columbia Banking System, Inc.	20,600	820,704
Commerce Bancshares, Inc.	49,246	2,858,238
Community Bank System, Inc.	19,300	1,059,570
Cullen/Frost Bankers, Inc.	27,800	2,523,684
CVB Financial Corp.	48,680	1,048,567
East West Bancorp, Inc.	72,100	4,108,258
F.N.B. Corp.	117,400	1,608,380
First Citizens BancShares, Inc., Class A	4,400	1,619,288
First Commonwealth Financial Corp.	12,600	164,178
First Financial Bancorp	41,600	1,064,960
First Financial Bankshares, Inc.	19,700	852,025
First Horizon National Corp.	164,200	2,862,006
First Midwest Bancorp, Inc.	7,400	164,354
First Republic Bank	37,400	3,752,342
Fulton Financial Corp.	115,900	2,115,175
Glacier Bancorp, Inc.	33,980	1,186,582
Security	Number of Shares	Value ($)
Great Western Bancorp, Inc.	23,600	920,636
Hancock Holding Co.	47,700	2,194,200
Home BancShares, Inc.	7,800	193,440
IBERIABANK Corp.	11,300	913,605
International Bancshares Corp.	39,100	1,384,140
Investors Bancorp, Inc.	83,600	1,110,208
MB Financial, Inc.	25,145	1,028,431
National Bank Holdings Corp., Class A	28,200	962,466
NBT Bancorp, Inc.	22,755	822,366
Northwest Bancshares, Inc.	96,492	1,553,521
Ocwen Financial Corp. *	344,500	988,715
OFG Bancorp	16,900	169,845
Old National Bancorp	67,525	1,100,657
PacWest Bancorp	26,800	1,286,936
Park National Corp.	9,300	918,561
Popular, Inc.	89,600	3,775,744
Prosperity Bancshares, Inc.	25,800	1,653,780
Provident Financial Services, Inc.	31,800	843,336
Radian Group, Inc.	25,000	435,500
Signature Bank *	11,110	1,539,624
SVB Financial Group *	15,300	2,730,132
Synovus Financial Corp.	55,400	2,408,792
TCF Financial Corp.	116,700	1,839,192
Texas Capital Bancshares, Inc. *	11,400	893,190
The Bank of NT Butterfield & Son Ltd.	5,800	197,722
Trustmark Corp.	49,400	1,578,824
UMB Financial Corp.	18,101	1,260,916
Umpqua Holdings Corp.	95,200	1,765,008
Union Bankshares Corp.	5,700	176,073
United Bankshares, Inc.	31,295	1,079,678
Valley National Bancorp	186,300	2,213,244
Washington Federal, Inc.	74,700	2,498,715
Webster Financial Corp.	41,200	2,139,516
Westamerica Bancorp	20,170	1,103,702
Western Alliance Bancorp *	3,300	166,254
Wintrust Financial Corp.	20,840	1,569,460
Zions Bancorp	86,900	3,938,308
		92,672,344

Capital Goods 12.1%
A.O. Smith Corp.	57,200	3,063,060
AAR Corp.	72,080	2,695,792
Actuant Corp., Class A	102,300	2,475,660
Acuity Brands, Inc.	13,600	2,756,040
Aegion Corp. *	60,615	1,451,123
Air Lease Corp.	43,200	1,709,856
Aircastle Ltd.	56,800	1,337,072
Alamo Group, Inc.	2,000	186,020
Albany International Corp., Class A	22,200	1,187,700
Allegion plc	22,300	1,811,652
Altra Industrial Motion Corp.	24,600	1,095,930
American Woodmark Corp. *	1,900	186,485
Apogee Enterprises, Inc.	19,695	1,025,913
Applied Industrial Technologies, Inc.	55,920	3,159,480
Armstrong Flooring, Inc. *	17,200	298,592
Armstrong World Industries, Inc. *	107,800	5,233,690

8

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Astec Industries, Inc.	19,250	967,698
Atkore International Group, Inc. *	8,100	168,642
AZZ, Inc.	17,100	866,970
Babcock & Wilcox Enterprises, Inc. *	122,400	1,285,200
Barnes Group, Inc.	41,265	2,483,328
Beacon Roofing Supply, Inc. *	50,080	2,300,174
BMC Stock Holdings, Inc. *	9,000	198,000
Briggs & Stratton Corp.	94,900	2,222,558
BWX Technologies, Inc.	61,000	3,213,480
Chart Industries, Inc. *	39,810	1,353,540
CIRCOR International, Inc.	19,190	960,651
Colfax Corp. *	70,200	2,897,856
Comfort Systems USA, Inc.	35,000	1,165,500
Crane Co.	39,000	2,944,500
Cubic Corp.	35,190	1,676,804
Curtiss-Wright Corp.	31,400	3,027,588
DigitalGlobe, Inc. *	40,400	1,409,960
Dycom Industries, Inc. *	16,970	1,537,482
Encore Wire Corp.	43,140	1,924,044
EnerSys	48,000	3,468,960
EnPro Industries, Inc.	19,470	1,499,579
ESCO Technologies, Inc.	19,700	1,215,490
Esterline Technologies Corp. *	33,500	3,232,750
Federal Signal Corp.	63,700	1,178,450
Franklin Electric Co., Inc.	32,060	1,295,224
GATX Corp.	64,300	3,975,669
Generac Holdings, Inc. *	76,900	2,766,093
General Cable Corp.	169,200	3,265,560
Gibraltar Industries, Inc. *	5,900	176,115
Global Brass & Copper Holdings, Inc.	6,600	211,530
Graco, Inc.	30,840	3,578,674
Granite Construction, Inc.	42,900	2,102,958
Griffon Corp.	53,700	1,100,850
H&E Equipment Services, Inc.	65,720	1,483,300
Harsco Corp. *	194,800	3,009,660
HD Supply Holdings, Inc. *	64,600	2,098,854
HEICO Corp.	3,640	292,547
HEICO Corp., Class A	9,125	648,331
Herc Holdings, Inc. *	57,600	2,613,888
Hexcel Corp.	62,185	3,182,006
Hillenbrand, Inc.	48,500	1,746,000
Hyster-Yale Materials Handling, Inc.	22,400	1,587,264
ITT, Inc.	16,600	680,600
Kaman Corp.	34,680	1,772,842
Kennametal, Inc.	121,800	4,494,420
KLX, Inc. *	55,500	2,881,560
Lennox International, Inc.	22,500	3,847,500
Lindsay Corp.	13,300	1,219,211
Masonite International Corp. *	20,600	1,599,590
MasTec, Inc. *	69,910	3,229,842
Meritor, Inc. *	61,300	1,059,264
Moog, Inc., Class A *	49,000	3,641,680
MRC Global, Inc. *	221,100	3,612,774
Mueller Industries, Inc.	109,000	3,433,500
Mueller Water Products, Inc., Class A	87,300	1,012,680
MYR Group, Inc. *	31,000	986,110
National Presto Industries, Inc.	9,400	1,063,140
NOW, Inc. *	240,800	3,835,944
Orbital ATK, Inc.	29,800	3,044,964
Primoris Services Corp.	55,300	1,378,076
Quanex Building Products Corp.	57,650	1,239,475
Raven Industries, Inc.	37,830	1,301,352
RBC Bearings, Inc. *	10,600	1,095,404
Rexnord Corp. *	73,900	1,711,524
Rush Enterprises, Inc., Class A *	62,960	2,715,465
Sensata Technologies Holding N.V. *	75,300	3,397,536
Simpson Manufacturing Co., Inc.	31,385	1,390,042
SPX Corp. *	61,100	1,681,472
SPX FLOW, Inc. *	83,200	2,950,272
Security	Number of Shares	Value ($)
Standex International Corp.	9,700	930,715
Teledyne Technologies, Inc. *	25,000	3,408,500
Tennant Co.	17,480	1,320,614
Textainer Group Holdings Ltd. *	77,400	1,253,880
The Greenbrier Cos., Inc.	35,620	1,602,900
The Middleby Corp. *	14,424	1,884,928
The Toro Co.	58,740	4,175,827
Titan International, Inc.	115,075	1,467,206
TriMas Corp. *	55,500	1,351,425
Triton International Ltd.	9,800	353,388
Triumph Group, Inc.	169,300	4,334,080
Tutor Perini Corp. *	89,300	2,375,380
Univar, Inc. *	17,100	530,784
Universal Forest Products, Inc.	27,670	2,320,129
USG Corp. *	30,700	830,128
Veritiv Corp. *	11,500	427,225
Wabash National Corp.	73,600	1,404,288
Watts Water Technologies, Inc., Class A	26,555	1,710,142
Welbilt, Inc. *	28,500	555,465
Woodward, Inc.	40,600	2,839,564
		203,360,599

Commercial & Professional Services 5.2%
ACCO Brands Corp. *	119,700	1,394,505
Brady Corp., Class A	45,900	1,523,880
CBIZ, Inc. *	68,100	1,011,285
Clean Harbors, Inc. *	49,530	2,813,304
Copart, Inc. *	126,600	3,986,634
Covanta Holding Corp.	187,500	2,831,250
Deluxe Corp.	45,000	3,249,000
Ennis, Inc.	52,300	1,006,775
Essendant, Inc.	222,700	2,779,296
Exponent, Inc.	3,300	215,160
FTI Consulting, Inc. *	61,800	2,027,658
Healthcare Services Group, Inc.	39,055	2,040,624
Herman Miller, Inc.	56,610	1,906,342
HNI Corp.	46,000	1,736,500
Huron Consulting Group, Inc. *	21,761	772,516
ICF International, Inc. *	22,400	1,013,600
IHS Markit Ltd. *	107,200	5,000,880
Insperity, Inc.	15,260	1,152,130
Interface, Inc.	59,785	1,132,926
KAR Auction Services, Inc.	81,500	3,426,260
Kelly Services, Inc., Class A	149,800	3,336,046
Kforce, Inc.	59,800	1,118,260
Kimball International, Inc., Class B	10,500	175,035
Knoll, Inc.	40,000	774,400
Korn/Ferry International	44,230	1,479,493
Matthews International Corp., Class A	16,715	1,095,668
McGrath RentCorp	30,825	1,095,212
Mobile Mini, Inc.	28,800	887,040
MSA Safety, Inc.	23,125	1,853,700
Navigant Consulting, Inc. *	56,825	962,047
On Assignment, Inc. *	30,500	1,502,125
Quad Graphics, Inc.	97,800	2,196,588
Resources Connection, Inc.	81,560	1,088,826
Rollins, Inc.	36,933	1,603,262
RR Donnelley & Sons Co.	218,700	2,703,132
Steelcase, Inc., Class A	141,600	1,932,840
Stericycle, Inc. *	47,000	3,622,760
Team, Inc. *	33,600	482,160
Tetra Tech, Inc.	58,895	2,794,568
The Brink's Co.	52,600	4,110,690
TransUnion *	7,000	320,810
TrueBlue, Inc. *	63,030	1,610,416
UniFirst Corp.	13,105	1,864,186
Verisk Analytics, Inc. *	60,900	5,314,134

9

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Viad Corp.	30,365	1,626,046
West Corp.	61,700	1,441,929
		88,011,898

Consumer Durables & Apparel 3.0%
American Outdoor Brands Corp. *	47,600	983,892
Brunswick Corp.	66,800	3,781,548
CalAtlantic Group, Inc.	30,600	1,074,060
Callaway Golf Co.	14,200	180,766
Columbia Sportswear Co.	22,260	1,348,511
Crocs, Inc. *	194,660	1,545,600
Deckers Outdoor Corp. *	57,350	3,719,721
Ethan Allen Interiors, Inc.	27,500	881,375
G-III Apparel Group Ltd. *	80,100	2,085,003
GoPro, Inc., Class A *(a)	33,900	279,336
Helen of Troy Ltd. *	25,330	2,551,997
Iconix Brand Group, Inc. *	237,700	1,585,459
iRobot Corp. *	2,000	211,020
KB Home	56,900	1,304,148
La-Z-Boy, Inc.	68,920	2,329,496
lululemon Athletica, Inc. *	42,300	2,607,372
M.D.C. Holdings, Inc.	48,475	1,662,208
M/I Homes, Inc. *	6,500	168,610
Meritage Homes Corp. *	38,200	1,556,650
Movado Group, Inc.	8,300	204,180
Oxford Industries, Inc.	16,200	1,022,706
Skechers U.S.A., Inc., Class A *	79,235	2,225,711
Steven Madden Ltd. *	65,322	2,678,202
Sturm, Ruger & Co., Inc. (a)	24,100	1,388,160
Taylor Morrison Home Corp., Class A *	12,400	280,488
Tempur Sealy International, Inc. *	42,115	2,428,772
Toll Brothers, Inc.	63,400	2,446,606
TopBuild Corp. *	8,100	427,518
TRI Pointe Group, Inc. *	21,200	281,960
Under Armour, Inc., Class A *(a)	50,160	1,004,203
Under Armour, Inc., Class C *	59,288	1,073,706
Unifi, Inc. *	27,000	884,520
Universal Electronics, Inc. *	3,200	219,040
Vista Outdoor, Inc. *	76,700	1,771,003
Wolverine World Wide, Inc.	86,680	2,444,376
		50,637,923

Consumer Services 5.0%
American Public Education, Inc. *	7,900	168,270
Ascent Capital Group, Inc., Class A *	20,400	344,760
BJ's Restaurants, Inc. *	26,600	938,980
Bloomin' Brands, Inc.	122,300	2,131,689
Bob Evans Farms, Inc.	47,155	3,262,183
Boyd Gaming Corp.	47,900	1,200,374
Bright Horizons Family Solutions, Inc. *	18,000	1,422,180
Buffalo Wild Wings, Inc. *	11,000	1,182,500
Caesars Entertainment Corp. *(a)	117,400	1,449,890
Capella Education Co.	16,500	1,133,550
Career Education Corp. *	147,200	1,237,952
Choice Hotels International, Inc.	28,240	1,825,716
Churchill Downs, Inc.	6,600	1,234,530
ClubCorp Holdings, Inc.	14,800	250,860
Cracker Barrel Old Country Store, Inc. (a)	14,720	2,288,224
Dave & Buster's Entertainment, Inc. *	3,000	186,330
DineEquity, Inc.	24,730	1,017,392
Domino's Pizza, Inc.	15,500	2,890,750
Dunkin' Brands Group, Inc.	45,900	2,434,077
Extended Stay America, Inc.	76,000	1,502,520
Fiesta Restaurant Group, Inc. *	8,100	136,080
Graham Holdings Co., Class B	7,100	4,206,040
Grand Canyon Education, Inc. *	18,200	1,338,974
Hilton Grand Vacations, Inc. *	9,000	330,840
Security	Number of Shares	Value ($)
Hilton Worldwide Holdings, Inc.	62,500	3,908,125
Houghton Mifflin Harcourt Co. *	112,800	1,347,960
Hyatt Hotels Corp., Class A *	21,900	1,216,983
ILG, Inc.	47,000	1,245,970
International Speedway Corp., Class A	23,250	832,350
Jack in the Box, Inc.	28,400	2,634,384
K12, Inc. *	60,600	1,073,226
La Quinta Holdings, Inc. *	77,200	1,151,052
Marriott Vacations Worldwide Corp.	19,500	2,278,575
Norwegian Cruise Line Holdings Ltd. *	62,900	3,463,903
Penn National Gaming, Inc. *	119,200	2,403,072
Pinnacle Entertainment, Inc. *	25,800	490,200
Red Robin Gourmet Burgers, Inc. *	24,680	1,475,864
Red Rock Resorts, Inc., Class A	10,900	260,510
Regis Corp. *	153,700	1,618,461
SeaWorld Entertainment, Inc. (a)	142,400	2,190,112
ServiceMaster Global Holdings, Inc. *	33,600	1,477,056
Six Flags Entertainment Corp.	45,600	2,593,272
Sonic Corp.	8,200	194,012
Sotheby's *	45,820	2,592,954
Strayer Education, Inc.	23,900	1,879,018
Texas Roadhouse, Inc.	48,410	2,289,793
The Cheesecake Factory, Inc.	52,735	2,509,131
Vail Resorts, Inc.	10,460	2,204,550
Weight Watchers International, Inc. *	172,992	6,196,573
		83,641,767

Diversified Financials 4.3%
BGC Partners, Inc., Class A	110,100	1,388,361
Capstead Mortgage Corp.	116,350	1,137,903
CBOE Holdings, Inc.	37,700	3,563,781
Chimera Investment Corp.	158,300	2,979,206
Credit Acceptance Corp. *(a)	7,300	1,818,430
CYS Investments, Inc.	137,400	1,169,274
Donnelley Financial Solutions, Inc. *	59,200	1,373,440
E*TRADE Financial Corp. *	112,800	4,624,800
Eaton Vance Corp.	79,000	3,878,110
Encore Capital Group, Inc. *	4,900	196,490
Enova International, Inc. *	13,400	194,300
Evercore Partners, Inc., Class A	22,000	1,730,300
EZCORP, Inc., Class A *	148,300	1,156,740
FactSet Research Systems, Inc.	15,465	2,586,057
Federated Investors, Inc., Class B	110,300	3,179,949
FirstCash, Inc.	47,890	2,784,803
FNFV Group *	406,100	7,005,225
Greenhill & Co., Inc.	52,235	966,348
Invesco Mortgage Capital, Inc.	118,800	1,975,644
Lazard Ltd., Class A	73,100	3,414,501
MarketAxess Holdings, Inc.	5,300	1,075,317
MFA Financial, Inc.	318,400	2,703,216
Morningstar, Inc.	14,000	1,155,980
Nelnet, Inc., Class A	29,040	1,425,574
New Residential Investment Corp.	166,000	2,822,000
New York Mortgage Trust, Inc.	37,200	235,104
OneMain Holdings, Inc. *	56,600	1,513,484
PennyMac Mortgage Investment Trust	95,400	1,679,040
PRA Group, Inc. *	41,100	1,611,120
Redwood Trust, Inc.	90,200	1,557,754
Resource Capital Corp.	20,000	205,000
Starwood Property Trust, Inc.	112,300	2,475,092
Stifel Financial Corp. *	31,560	1,604,826
Two Harbors Investment Corp.	220,900	2,184,701
Western Asset Mortgage Capital Corp.	86,700	900,813
World Acceptance Corp. *	32,660	2,468,116
		72,740,799

10

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Energy 4.6%
Antero Resources Corp. *	73,200	1,509,384
Archrock, Inc.	154,300	1,689,585
Atwood Oceanics, Inc. *(a)	310,700	2,442,102
Basic Energy Services, Inc. *(a)	6,500	145,600
Bill Barrett Corp. *	262,300	886,574
Bristow Group, Inc.	195,700	1,442,309
California Resources Corp. *(a)	431,900	3,507,028
CARBO Ceramics, Inc. *(a)	144,780	1,023,594
Cimarex Energy Co.	40,600	4,020,618
Cloud Peak Energy, Inc. *	133,900	463,294
Continental Resources, Inc. *	33,300	1,113,219
CVR Energy, Inc. (a)	91,600	1,732,156
Denbury Resources, Inc. *	2,361,700	3,448,082
Dril-Quip, Inc. *	40,785	1,819,011
Energen Corp. *	73,600	3,921,408
Exterran Corp. *	16,100	445,809
Forum Energy Technologies, Inc. *	77,300	1,024,225
Golar LNG Ltd.	50,800	1,209,548
Green Plains, Inc.	98,500	1,945,375
Helix Energy Solutions Group, Inc. *	208,500	1,363,590
Kosmos Energy Ltd. *	32,600	215,160
Matrix Service Co. *	57,500	595,125
McDermott International, Inc. *	450,400	3,049,208
Newfield Exploration Co. *	112,300	3,226,379
Newpark Resources, Inc. *	209,040	1,745,484
Nordic American Tankers Ltd. (a)	120,685	709,628
Oasis Petroleum, Inc. *	155,500	1,209,790
Oil States International, Inc. *	109,000	2,708,650
Pacific Ethanol, Inc. *	32,300	201,875
PDC Energy, Inc. *	14,955	705,278
Pioneer Energy Services Corp. *	329,100	724,020
Range Resources Corp.	126,300	2,666,193
Renewable Energy Group, Inc. *	124,000	1,550,000
REX American Resources Corp. *	9,000	899,820
Rowan Cos. plc, Class A *	208,900	2,437,863
RPC, Inc. (a)	74,600	1,544,966
Scorpio Tankers, Inc.	59,300	220,003
SEACOR Holdings, Inc. *	47,500	1,619,275
SEACOR Marine Holdings, Inc. *	9,057	132,051
SemGroup Corp., Class A	45,700	1,236,185
Ship Finance International Ltd. (a)	75,200	1,022,720
Southwestern Energy Co. *	594,800	3,390,360
Stone Energy Corp. *	10,600	228,748
Teekay Corp. (a)	256,500	2,513,700
Tesco Corp. *	146,200	672,520
Unit Corp. *	135,100	2,429,098
US Silica Holdings, Inc.	23,500	684,555
W&T Offshore, Inc. *	609,000	1,193,640
WPX Energy, Inc. *	232,100	2,502,038
		77,186,843

Food & Staples Retailing 0.8%
Ingles Markets, Inc., Class A	40,900	1,206,550
Performance Food Group Co. *	75,900	2,185,920
PriceSmart, Inc.	19,240	1,620,970
SpartanNash, Co.	85,800	2,380,092
Sprouts Farmers Market, Inc. *	84,800	2,041,136
SUPERVALU, Inc. *	498,200	1,783,556
The Andersons, Inc.	77,837	2,681,485
Weis Markets, Inc.	6,400	302,784
		14,202,493

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 2.5%
B&G Foods, Inc.	31,500	1,141,875
Blue Buffalo Pet Products, Inc. *	7,800	174,486
Cal-Maine Foods, Inc. *(a)	41,500	1,583,225
Calavo Growers, Inc.	2,900	214,745
Darling Ingredients, Inc. *	191,820	3,120,911
Dean Foods Co.	148,100	2,221,500
Flowers Foods, Inc.	216,950	3,816,151
Fresh Del Monte Produce, Inc.	56,200	2,892,614
J&J Snack Foods Corp.	10,135	1,331,739
Lancaster Colony Corp.	14,465	1,773,698
Pilgrim's Pride Corp. *	101,000	2,453,290
Pinnacle Foods, Inc.	59,100	3,509,358
Post Holdings, Inc. *	3,600	299,520
Sanderson Farms, Inc.	35,800	4,680,850
Snyder's-Lance, Inc.	55,988	1,947,823
The Boston Beer Co., Inc., Class A *	6,500	1,019,200
The Hain Celestial Group, Inc. *	53,340	2,384,831
TreeHouse Foods, Inc. *	34,485	2,925,363
Universal Corp.	55,500	3,549,225
Vector Group Ltd.	67,278	1,354,306
		42,394,710

Health Care Equipment & Services 4.5%
Acadia Healthcare Co., Inc. *	5,300	280,529
Alere, Inc. *	44,900	2,262,511
Align Technology, Inc. *	12,100	2,023,483
Allscripts Healthcare Solutions, Inc. *	152,000	1,871,120
Amedisys, Inc. *	20,170	955,251
AMN Healthcare Services, Inc. *	6,100	225,090
Analogic Corp.	11,965	839,943
athenahealth, Inc. *	1,700	235,144
Brookdale Senior Living, Inc. *	199,100	2,827,220
Chemed Corp.	17,195	3,396,012
CONMED Corp.	26,795	1,375,119
Diplomat Pharmacy, Inc. *	14,000	222,180
Envision Healthcare Corp. *	69,999	3,950,044
Globus Medical, Inc., Class A *	6,100	187,575
Haemonetics Corp. *	34,500	1,418,985
Halyard Health, Inc. *	71,300	2,867,686
HealthSouth Corp.	65,700	2,796,192
Hill-Rom Holdings, Inc.	46,500	3,465,180
HMS Holdings Corp. *	45,300	909,624
Hologic, Inc. *	54,800	2,422,708
IDEXX Laboratories, Inc. *	27,600	4,594,296
Integra LifeSciences Holdings Corp. *	3,400	168,844
Invacare Corp.	119,365	1,868,062
Kindred Healthcare, Inc.	351,122	3,142,542
LHC Group, Inc. *	17,000	984,300
LivaNova plc *	18,400	1,121,296
Masimo Corp. *	19,000	1,797,400
Meridian Bioscience, Inc.	12,400	168,020
Molina Healthcare, Inc. *	46,457	3,103,328
NuVasive, Inc. *	2,800	184,212
PharMerica Corp. *	65,640	1,650,846
Premier, Inc., Class A *	5,100	177,990
Quality Systems, Inc. *	70,100	1,198,710
Select Medical Holdings Corp. *	234,200	3,794,040
STERIS plc	39,900	3,265,815
Teleflex, Inc.	15,600	3,232,632
The Cooper Cos., Inc.	16,400	3,999,468
The Ensign Group, Inc.	11,300	252,781
Triple-S Management Corp., Class B *	92,100	1,425,708
VCA, Inc. *	37,600	3,481,008
West Pharmaceutical Services, Inc.	25,480	2,260,076
		76,402,970

11

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Household & Personal Products 0.7%
Central Garden & Pet Co. *	2,500	80,000
Central Garden & Pet Co., Class A *	48,200	1,482,632
Coty, Inc., Class A	22,400	458,752
Edgewell Personal Care Co. *	53,000	3,826,600
Energizer Holdings, Inc.	57,300	2,639,811
HRG Group, Inc. *	86,400	1,431,648
Spectrum Brands Holdings, Inc.	10,100	1,165,944
USANA Health Sciences, Inc. *	3,000	171,300
WD-40 Co.	8,415	897,460
		12,154,147

Insurance 3.0%
Ambac Financial Group, Inc. *	81,000	1,654,830
American Equity Investment Life Holding Co.	109,615	2,935,490
American National Insurance Co.	8,800	1,047,200
AmTrust Financial Services, Inc.	60,200	963,200
Argo Group International Holdings Ltd.	28,970	1,736,751
Aspen Insurance Holdings Ltd.	76,500	3,733,200
Athene Holding Ltd., Class A *	4,000	202,120
Brown & Brown, Inc.	62,100	2,769,660
CNA Financial Corp.	28,000	1,454,600
Employers Holdings, Inc.	26,500	1,148,775
Erie Indemnity Co., Class A	30,200	3,849,292
Horace Mann Educators Corp.	28,890	1,066,041
Infinity Property & Casualty Corp.	13,665	1,367,183
James River Group Holdings Ltd.	23,300	935,728
Kemper Corp.	68,200	2,676,850
Maiden Holdings Ltd.	72,600	805,860
MBIA, Inc. *	220,600	2,243,502
Mercury General Corp.	34,300	2,054,227
Primerica, Inc.	51,200	4,149,760
ProAssurance Corp.	57,400	3,547,320
RLI Corp.	34,000	1,974,040
Safety Insurance Group, Inc.	17,005	1,206,505
Selective Insurance Group, Inc.	31,800	1,610,670
Stewart Information Services Corp.	35,900	1,410,870
The Hanover Insurance Group, Inc.	40,000	3,794,400
Universal Insurance Holdings, Inc.	7,400	176,490
		50,514,564

Materials 6.5%
A. Schulman, Inc.	59,433	1,563,088
AdvanSix, Inc. *	24,100	806,868
AK Steel Holding Corp. *	132,000	747,120
AptarGroup, Inc.	61,600	4,985,288
Axalta Coating Systems Ltd. *	81,000	2,551,500
Balchem Corp.	2,000	155,200
Berry Global Group, Inc. *	46,600	2,613,328
Boise Cascade Co. *	100,400	3,047,140
Cabot Corp.	80,700	4,384,431
Calgon Carbon Corp.	68,800	1,100,800
Carpenter Technology Corp.	73,200	2,959,476
Century Aluminum Co. *	108,300	1,817,274
Clearwater Paper Corp. *	37,460	1,841,159
Compass Minerals International, Inc.	34,030	2,349,772
Eagle Materials, Inc.	16,070	1,512,187
Ferro Corp. *	65,230	1,255,025
GCP Applied Technologies, Inc. *	16,700	506,010
Greif, Inc., Class A	58,400	3,275,656
H.B. Fuller Co.	43,880	2,260,698
Haynes International, Inc.	4,700	147,016
Hecla Mining Co.	154,400	835,304
Ingevity Corp. *	5,300	310,050
Innophos Holdings, Inc.	36,950	1,543,402
Security	Number of Shares	Value ($)
Innospec, Inc.	19,780	1,234,272
Kaiser Aluminum Corp.	25,880	2,517,865
KapStone Paper & Packaging Corp.	78,600	1,796,796
Kraton Corp. *	39,400	1,465,680
Louisiana-Pacific Corp. *	78,300	1,966,113
Materion Corp.	46,260	1,778,697
Minerals Technologies, Inc.	22,620	1,601,496
Neenah Paper, Inc.	11,500	918,850
NewMarket Corp.	7,095	3,264,480
Olin Corp.	126,200	3,720,376
Olympic Steel, Inc.	12,000	205,080
P.H. Glatfelter Co.	89,045	1,822,751
Platform Specialty Products Corp. *	88,800	1,244,088
PolyOne Corp.	98,400	3,599,472
Quaker Chemical Corp.	8,400	1,191,708
Rayonier Advanced Materials, Inc.	23,100	344,421
Royal Gold, Inc.	15,800	1,369,228
Schnitzer Steel Industries, Inc., Class A	134,510	3,470,358
Schweitzer-Mauduit International, Inc.	36,472	1,401,254
Sensient Technologies Corp.	36,800	2,736,448
Silgan Holdings, Inc.	112,800	3,417,840
Southern Copper Corp.	117,200	4,610,648
Stepan Co.	22,930	1,884,158
Summit Materials, Inc., Class A *	8,000	227,520
SunCoke Energy, Inc. *	153,900	1,377,405
The Scotts Miracle-Gro Co.	36,500	3,503,635
TimkenSteel Corp. *	165,400	2,628,206
Trinseo S.A.	24,700	1,736,410
Tronox Ltd., Class A	145,200	2,813,976
W.R. Grace & Co.	34,500	2,379,120
Westlake Chemical Corp.	38,000	2,673,680
Worthington Industries, Inc.	51,700	2,619,639
		110,089,462

Media 2.3%
AMC Entertainment Holdings, Inc., Class A	11,800	240,720
AMC Networks, Inc., Class A *	31,800	2,033,610
Cable One, Inc.	2,630	1,998,537
Cinemark Holdings, Inc.	89,700	3,489,330
Gannett Co., Inc.	429,600	3,853,512
John Wiley & Sons, Inc., Class A	46,600	2,574,650
Liberty Broadband Corp., Class C *	1,900	188,442
Lions Gate Entertainment Corp., Class A *	23,700	696,780
Lions Gate Entertainment Corp., Class B *	34,355	945,106
Live Nation Entertainment, Inc. *	81,500	3,037,505
Meredith Corp.	37,500	2,229,375
National CineMedia, Inc.	111,500	797,225
New Media Investment Group, Inc.	18,600	259,284
Nexstar Media Group, Inc., Class A	3,600	235,440
Regal Entertainment Group, Class A	106,500	2,025,630
Scholastic Corp.	49,800	2,063,214
Sinclair Broadcast Group, Inc., Class A	53,319	1,922,150
Sirius XM Holdings, Inc. (a)	710,000	4,160,600
The Madison Square Garden Co., Class A *	1,200	263,664
The New York Times Co., Class A	103,700	1,970,300
Time, Inc.	312,600	4,392,030
		39,377,104

Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Alexion Pharmaceuticals, Inc. *	26,800	3,680,712
Bio-Rad Laboratories, Inc., Class A *	13,400	3,157,442
Bio-Techne Corp.	13,865	1,607,092
Bruker Corp.	51,500	1,477,020
Catalent, Inc. *	34,500	1,197,150
Charles River Laboratories International, Inc. *	32,900	3,230,780
Endo International plc *	82,700	911,354

12

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Illumina, Inc. *	18,360	3,191,886
Impax Laboratories, Inc. *	90,700	1,755,045
INC Research Holdings, Inc., Class A *	3,300	181,500
Mallinckrodt plc *	48,121	2,203,942
Myriad Genetics, Inc. *	128,200	3,111,414
PAREXEL International Corp. *	23,920	2,093,478
PDL BioPharma, Inc. *	861,250	1,955,038
PerkinElmer, Inc.	61,300	4,035,379
PRA Health Sciences, Inc. *	2,300	171,120
Prestige Brands Holdings, Inc. *	18,100	970,703
QIAGEN N.V. *	88,555	2,908,146
Quintiles IMS Holdings, Inc. *	54,826	4,964,494
Regeneron Pharmaceuticals, Inc. *	6,200	3,048,044
Vertex Pharmaceuticals, Inc. *	8,200	1,244,924
VWR Corp. *	57,900	1,910,700
		49,007,363

Real Estate 10.5%
Acadia Realty Trust	25,100	746,474
Alexandria Real Estate Equities, Inc.	27,000	3,273,750
Altisource Portfolio Solutions S.A. *(a)	37,500	978,375
Altisource Residential Corp.	98,000	1,274,980
American Campus Communities, Inc.	55,960	2,682,722
American Homes 4 Rent, Class A	8,400	193,284
Apartment Investment & Management Co., Class A	74,300	3,384,365
Apple Hospitality REIT, Inc.	145,700	2,689,622
Ashford Hospitality Trust, Inc.	170,700	1,073,703
Brandywine Realty Trust	145,300	2,442,493
Camden Property Trust	46,600	4,180,020
Care Capital Properties, Inc.	38,800	939,736
CBL & Associates Properties, Inc.	308,600	2,712,594
Chesapeake Lodging Trust	39,700	1,001,631
Columbia Property Trust, Inc.	141,400	3,075,450
Corporate Office Properties Trust	72,700	2,420,183
CubeSmart	51,000	1,257,660
CyrusOne, Inc.	4,300	256,753
DCT Industrial Trust, Inc.	28,550	1,608,507
DDR Corp.	224,700	2,289,693
DiamondRock Hospitality Co.	182,200	2,128,096
Douglas Emmett, Inc.	56,500	2,161,690
DuPont Fabros Technology, Inc.	24,800	1,545,784
EastGroup Properties, Inc.	14,550	1,268,469
Education Realty Trust, Inc.	6,100	229,055
EPR Properties	23,900	1,729,882
Equity Commonwealth *	91,100	2,876,938
Equity LifeStyle Properties, Inc.	27,140	2,369,322
Extra Space Storage, Inc.	31,165	2,477,618
Federal Realty Investment Trust	24,400	3,236,172
First Industrial Realty Trust, Inc.	35,000	1,068,200
Forest City Realty Trust, Inc., Class A	14,100	343,758
Franklin Street Properties Corp.	85,100	899,507
Gaming & Leisure Properties, Inc.	63,300	2,401,602
Government Properties Income Trust	54,800	971,604
Gramercy Property Trust	38,400	1,160,448
Healthcare Realty Trust, Inc.	55,500	1,848,150
Healthcare Trust of America, Inc., Class A	54,500	1,667,155
Hersha Hospitality Trust	50,125	940,345
Highwoods Properties, Inc.	52,900	2,725,408
HomeBanc Corp. *(c)	6,875	—
Hudson Pacific Properties, Inc.	6,300	206,136
Investors Real Estate Trust	168,000	1,044,960
Kilroy Realty Corp.	28,700	1,992,067
Kite Realty Group Trust	11,900	244,307
Lamar Advertising Co., Class A	39,400	2,780,458
LaSalle Hotel Properties	87,440	2,582,978
Lexington Realty Trust	184,900	1,882,282
Liberty Property Trust	92,500	3,886,850
Security	Number of Shares	Value ($)
Life Storage, Inc.	16,270	1,188,361
Mack-Cali Realty Corp.	107,600	2,823,424
Medical Properties Trust, Inc.	92,900	1,205,842
Mid-America Apartment Communities, Inc.	42,276	4,376,834
Monogram Residential Trust, Inc.	104,700	1,252,212
National Health Investors, Inc.	2,500	193,125
National Retail Properties, Inc.	48,000	1,919,040
New Senior Investment Group, Inc.	25,700	267,023
Omega Healthcare Investors, Inc.	65,190	2,059,352
Outfront Media, Inc.	162,700	3,720,949
Paramount Group, Inc.	88,500	1,448,745
Park Hotels & Resorts, Inc.	31,900	859,067
Pebblebrook Hotel Trust	34,400	1,158,248
Pennsylvania Real Estate Investment Trust	84,800	1,008,272
Piedmont Office Realty Trust, Inc., Class A	148,400	3,117,884
Potlatch Corp.	32,900	1,574,265
PS Business Parks, Inc.	8,550	1,149,633
Quality Care Properties, Inc. *	60,100	1,010,882
Ramco-Gershenson Properties Trust	17,200	242,348
Rayonier, Inc.	133,300	3,875,031
Realty Income Corp.	61,100	3,486,366
Regency Centers Corp.	51,765	3,427,878
Retail Properties of America, Inc., Class A	197,100	2,607,633
RLJ Lodging Trust	121,100	2,562,476
Ryman Hospitality Properties, Inc.	30,500	1,908,995
Sabra Health Care REIT, Inc.	49,400	1,146,080
SBA Communications Corp. *	27,305	3,755,803
Select Income REIT	8,900	208,883
Senior Housing Properties Trust	177,200	3,446,540
Spirit Realty Capital, Inc.	208,500	1,653,405
STORE Capital Corp.	11,100	259,629
Summit Hotel Properties, Inc.	10,600	190,058
Sun Communities, Inc.	20,155	1,793,997
Sunstone Hotel Investors, Inc.	137,243	2,234,316
Tanger Factory Outlet Centers, Inc.	49,180	1,299,827
Taubman Centers, Inc.	44,700	2,542,089
The GEO Group, Inc.	114,804	3,369,497
Tier REIT, Inc.	52,200	964,656
UDR, Inc.	108,300	4,233,447
Urban Edge Properties	8,700	218,631
VEREIT, Inc.	273,600	2,273,616
Washington Prime Group, Inc.	297,900	2,687,058
Washington Real Estate Investment Trust	47,100	1,574,553
Weingarten Realty Investors	72,700	2,359,842
WP Carey, Inc.	44,900	3,076,099
Xenia Hotels & Resorts, Inc.	116,200	2,361,184
		177,244,331

Retailing 4.7%
Aaron's, Inc.	97,400	4,507,672
Asbury Automotive Group, Inc. *	48,100	2,597,400
Barnes & Noble Education, Inc. *	182,300	1,318,029
Barnes & Noble, Inc.	207,300	1,689,495
Big 5 Sporting Goods Corp.	15,000	161,250
Burlington Stores, Inc. *	20,600	1,792,818
Cabela's, Inc. *	37,300	2,125,354
Caleres, Inc.	83,042	2,265,386
Citi Trends, Inc.	9,900	219,285
DSW, Inc., Class A	156,536	2,823,909
Express, Inc. *	272,200	1,649,532
Five Below, Inc. *	24,900	1,202,919
Fred's, Inc., Class A (a)	181,070	1,225,844
Genesco, Inc. *	56,100	1,800,810
Groupon, Inc. *	61,500	231,240
Guess?, Inc.	332,200	4,338,532
Haverty Furniture Cos., Inc.	8,900	198,025
Hibbett Sports, Inc. *	54,185	845,286
HSN, Inc.	71,600	2,838,940

13

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
J.C. Penney Co., Inc. *(a)	784,400	4,243,604
Liberty TripAdvisor Holdings, Inc., Class A *	57,800	679,150
Lithia Motors, Inc., Class A	23,635	2,440,314
Lumber Liquidators Holdings, Inc. *	70,300	1,737,113
Monro Muffler Brake, Inc.	21,240	989,784
Netflix, Inc. *	20,990	3,813,043
Penske Automotive Group, Inc.	65,100	2,834,454
Pier 1 Imports, Inc.	490,785	2,262,519
Pool Corp.	21,880	2,365,666
Rent-A-Center, Inc. (a)	314,100	4,152,402
RH *(a)	30,300	1,973,439
Select Comfort Corp. *	54,570	1,845,012
Shoe Carnival, Inc.	35,700	651,882
Shutterfly, Inc. *	19,300	946,472
Sonic Automotive, Inc., Class A	124,500	2,259,675
Tailored Brands, Inc.	22,800	285,912
The Buckle, Inc. (a)	104,622	1,789,036
The Cato Corp., Class A	64,095	1,090,256
The Children's Place, Inc.	23,060	2,436,289
The Finish Line, Inc., Class A	143,652	1,976,651
The Michaels Cos., Inc. *	59,200	1,192,288
TripAdvisor, Inc. *	33,300	1,299,366
Vitamin Shoppe, Inc. *	80,000	880,000
Zumiez, Inc. *	46,000	584,200
		78,560,253

Semiconductors & Semiconductor Equipment 2.1%
Advanced Energy Industries, Inc. *	15,000	1,088,250
Amkor Technology, Inc. *	166,000	1,721,420
Brooks Automation, Inc.	55,190	1,355,466
Cabot Microelectronics Corp.	24,230	1,796,655
Cirrus Logic, Inc. *	29,735	1,826,918
Cree, Inc. *	114,700	2,971,877
Cypress Semiconductor Corp.	186,003	2,641,243
Diodes, Inc. *	39,600	1,050,588
Entegris, Inc. *	60,345	1,575,005
Integrated Device Technology, Inc. *	64,180	1,677,665
Microsemi Corp. *	29,612	1,542,193
MKS Instruments, Inc.	30,250	2,530,412
Photronics, Inc. *	91,925	923,846
Power Integrations, Inc.	12,500	883,125
Rambus, Inc. *	14,500	186,905
Semtech Corp. *	4,700	186,120
Silicon Laboratories, Inc. *	24,290	1,824,179
Synaptics, Inc. *	23,105	1,215,554
Teradyne, Inc.	131,300	4,541,667
Veeco Instruments, Inc. *	51,060	1,572,648
Versum Materials, Inc.	40,500	1,428,030
Xperi Corp.	25,700	751,725
		35,291,491

Software & Services 6.8%
ACI Worldwide, Inc. *	55,800	1,292,886
Acxiom Corp. *	62,815	1,694,120
ANSYS, Inc. *	27,100	3,510,805
Aspen Technology, Inc. *	4,900	278,663
Blackhawk Network Holdings, Inc. *	5,700	248,805
Cadence Design Systems, Inc. *	64,400	2,376,360
Cardtronics plc, Class A *	23,000	719,900
CDK Global, Inc.	55,700	3,663,946
Cimpress N.V. *(a)	14,820	1,307,717
CommVault Systems, Inc. *	15,400	917,070
Convergys Corp.	141,000	3,379,770
CoreLogic, Inc. *	79,200	3,607,560
CoStar Group, Inc. *	800	220,440
CSG Systems International, Inc.	30,245	1,250,631
CSRA, Inc.	173,300	5,651,313
Security	Number of Shares	Value ($)
DST Systems, Inc.	62,300	3,420,270
EPAM Systems, Inc. *	12,200	1,048,346
Euronet Worldwide, Inc. *	18,995	1,835,107
EVERTEC, Inc.	12,900	230,265
ExlService Holdings, Inc. *	4,100	235,955
Fair Isaac Corp.	17,505	2,495,338
FleetCor Technologies, Inc. *	13,200	2,007,192
Gartner, Inc. *	32,847	4,214,927
Genpact Ltd.	121,050	3,510,450
j2 Global, Inc.	16,785	1,420,515
Jack Henry & Associates, Inc.	36,180	3,882,838
Manhattan Associates, Inc. *	27,080	1,196,936
ManTech International Corp., Class A	59,100	2,347,452
MAXIMUS, Inc.	40,380	2,437,337
NeuStar, Inc., Class A *	103,775	3,466,085
Nuance Communications, Inc. *	103,800	1,795,740
Progress Software Corp.	63,625	2,036,636
PTC, Inc. *	47,440	2,618,214
Red Hat, Inc. *	44,700	4,419,489
Sabre Corp.	47,000	1,040,110
salesforce.com, Inc. *	37,933	3,444,316
Science Applications International Corp.	40,600	2,858,646
SS&C Technologies Holdings, Inc.	34,400	1,333,344
Sykes Enterprises, Inc. *	52,855	1,797,070
Synopsys, Inc. *	50,000	3,828,500
Syntel, Inc.	11,900	231,931
Take-Two Interactive Software, Inc. *	39,155	3,112,039
TiVo Corp.	147,007	2,881,337
Travelport Worldwide Ltd.	133,100	1,903,330
Twitter, Inc. *	11,500	185,035
Unisys Corp. *	143,100	1,831,680
Vantiv, Inc., Class A *	31,800	2,020,890
Verint Systems, Inc. *	30,000	1,189,500
VeriSign, Inc. *	45,800	4,633,586
VMware, Inc., Class A *	25,400	2,354,834
WebMD Health Corp. *	25,800	1,709,250
WEX, Inc. *	14,200	1,543,256
Zynga, Inc., Class A *	322,300	1,163,503
		113,801,235

Technology Hardware & Equipment 4.9%
ADTRAN, Inc.	88,945	2,085,760
ARRIS International plc *	26,800	749,328
AVX Corp.	62,300	1,113,301
Belden, Inc.	31,740	2,283,376
Benchmark Electronics, Inc. *	119,100	4,007,715
Ciena Corp. *	8,300	213,725
Cognex Corp.	16,430	1,561,836
Coherent, Inc. *	9,940	2,634,100
Comtech Telecommunications Corp.	138,770	2,497,860
Cray, Inc. *	10,500	216,300
Diebold Nixdorf, Inc.	90,900	2,127,060
Dolby Laboratories, Inc., Class A	42,200	2,183,850
EchoStar Corp., Class A *	45,100	2,738,923
Electronics For Imaging, Inc. *	20,402	991,129
ePlus, Inc. *	17,000	1,375,300
Fabrinet *	24,000	1,080,240
Finisar Corp. *	57,530	1,565,967
Harmonic, Inc. *	222,000	910,200
II-VI, Inc. *	33,700	1,283,970
Insight Enterprises, Inc. *	106,100	4,299,172
InterDigital, Inc.	24,300	1,770,255
IPG Photonics Corp. *	11,000	1,679,040
Itron, Inc. *	26,700	1,949,100
Knowles Corp. *	119,500	1,810,425
Littelfuse, Inc.	10,145	1,827,926
Lumentum Holdings, Inc. *	20,700	1,295,820
Methode Electronics, Inc.	27,400	1,089,150

14

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MTS Systems Corp.	19,580	1,031,866
National Instruments Corp.	66,842	2,749,880
NETGEAR, Inc. *	36,750	1,760,325
NetScout Systems, Inc. *	32,300	1,114,350
OSI Systems, Inc. *	12,200	975,634
Plantronics, Inc.	38,810	1,753,436
Plexus Corp. *	51,880	2,781,287
Rogers Corp. *	11,000	1,297,670
ScanSource, Inc. *	74,240	2,939,904
Super Micro Computer, Inc. *	40,600	1,090,110
Trimble, Inc. *	106,400	3,982,552
TTM Technologies, Inc. *	75,300	1,308,714
VeriFone Systems, Inc. *	99,300	1,937,343
ViaSat, Inc. *	20,815	1,375,663
Viavi Solutions, Inc. *	130,500	1,431,585
Vishay Intertechnology, Inc.	287,700	5,135,445
Zebra Technologies Corp., Class A *	21,020	2,138,154
		82,144,746

Telecommunication Services 0.5%
ATN International, Inc.	11,200	649,600
Cincinnati Bell, Inc. *	85,420	1,593,083
Cogent Communications Holdings, Inc.	5,200	217,100
Consolidated Communications Holdings, Inc.	58,614	1,055,052
General Communication, Inc., Class A *	40,900	1,745,203
Iridium Communications, Inc. *	88,900	884,555
United States Cellular Corp. *	7,500	284,100
Vonage Holdings Corp. *	194,400	1,284,984
Zayo Group Holdings, Inc. *	32,900	1,078,791
		8,792,468

Transportation 2.7%
Air Transport Services Group, Inc. *	8,900	216,804
Allegiant Travel Co.	10,800	1,395,900
AMERCO	4,000	1,554,240
ArcBest Corp.	88,040	2,447,512
Atlas Air Worldwide Holdings, Inc. *	43,900	2,607,660
Copa Holdings S.A., Class A	35,600	4,466,376
Echo Global Logistics, Inc. *	37,200	507,780
Forward Air Corp.	26,925	1,395,523
Genesee & Wyoming, Inc., Class A *	31,865	2,076,323
Hawaiian Holdings, Inc. *	26,540	1,098,756
Heartland Express, Inc.	47,065	994,483
Hub Group, Inc., Class A *	66,710	2,271,476
Knight Transportation, Inc.	56,625	2,018,681
Landstar System, Inc.	45,770	3,805,775
Macquarie Infrastructure Corp.	30,000	2,274,300
Marten Transport Ltd.	57,500	917,125
Matson, Inc.	42,200	1,190,040
Roadrunner Transportation Systems, Inc. *	128,000	893,440
Saia, Inc. *	32,850	1,785,398
SkyWest, Inc.	100,200	3,657,300
Spirit Airlines, Inc. *	46,900	1,822,065
Swift Transportation Co. *	75,900	1,935,450
Werner Enterprises, Inc.	87,700	2,600,305
XPO Logistics, Inc. *	5,300	318,583
YRC Worldwide, Inc. *	22,900	304,341
		44,555,636

Utilities 3.3%
ALLETE, Inc.	36,200	2,652,374
American States Water Co.	25,030	1,237,734
Aqua America, Inc.	89,375	2,983,337
Avangrid, Inc.	27,100	1,230,882
Avista Corp.	68,300	3,593,263
Security	Number of Shares	Value ($)
Black Hills Corp.	42,300	2,946,618
California Water Service Group	29,880	1,162,332
Dynegy, Inc. *	197,100	1,769,958
El Paso Electric Co.	43,790	2,272,701
Hawaiian Electric Industries, Inc.	119,800	3,952,202
IDACORP, Inc.	33,400	2,884,424
MGE Energy, Inc.	21,750	1,447,463
New Jersey Resources Corp.	76,000	3,203,400
Northwest Natural Gas Co.	28,105	1,773,425
NorthWestern Corp.	38,400	2,219,136
ONE Gas, Inc.	39,100	2,845,698
Ormat Technologies, Inc.	3,500	207,550
Otter Tail Corp.	37,580	1,520,111
PNM Resources, Inc.	100,900	4,020,865
Portland General Electric Co.	85,200	3,807,588
South Jersey Industries, Inc.	46,980	1,595,911
Spire, Inc.	27,040	1,963,104
WGL Holdings, Inc.	44,300	3,797,396
		55,087,472
Total Common Stock
(Cost $1,285,239,435)		1,671,162,600

Rights 0.0% of net assets

Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(c)	19,700	—
Total Rights
(Cost $492)		—

Other Investment Companies 3.2% of net assets

Money Market Fund 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.94% (b)	11,220,940	11,220,940

Securities Lending Collateral 2.5%
Wells Fargo Government Money Market Fund, Select Class 0.89% (b)	42,741,651	42,741,651
Total Other Investment Companies
(Cost $53,962,591)		53,962,591

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $1,344,877,389 and the unrealized appreciation and depreciation were $448,602,094 and ($68,354,292), respectively, with a net unrealized appreciation of $380,247,802.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $41,442,736.
(b)	The rate shown is the 7-day yield.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

15

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at July 31, 2017:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 09/15/17	188	13,389,360	42,992

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,493,918,269	$—	$—	$1,493,918,269
Real Estate	177,244,331	—	— *	177,244,331
Rights [1]	—	—	— *	—
Other Investment Companies[1]	53,962,591	—	—	53,962,591
Total	$1,725,125,191	$—	$—	$1,725,125,191
Other Financial Instruments
Futures Contracts[2]	$42,992	$—	$—	$42,992
*	Level 3 amount shown includes securities determined to have no value at July 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.
16

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.4%	Common Stock	1,210,900,715	1,276,514,072
0.7%	Preferred Stock	9,377,397	9,274,241
0.3%	Other Investment Company	3,752,750	3,752,750
0.4%	Short-Term Investments	5,458,407	5,458,407
99.8%	Total Investments	1,229,489,269	1,294,999,470
0.2%	Other Assets and Liabilities, Net		1,948,304
100.0%	Net Assets		1,296,947,774

Security	Number of Shares	Value ($)
Common Stock 98.4% of net assets

Australia 6.2%
Banks 2.0%
Australia & New Zealand Banking Group Ltd.	245,953	5,831,335
Bendigo & Adelaide Bank Ltd.	33,879	301,349
Commonwealth Bank of Australia	111,997	7,503,222
National Australia Bank Ltd.	218,351	5,234,484
Westpac Banking Corp.	261,380	6,662,612
		25,533,002
Capital Goods 0.0%
CIMIC Group Ltd.	10,830	359,253
Commercial & Professional Services 0.1%
Brambles Ltd.	93,337	690,113
Downer EDI Ltd.	107,157	545,437
		1,235,550
Consumer Services 0.1%
Tabcorp Holdings Ltd.	85,883	286,972
Tatts Group Ltd.	143,251	458,428
		745,400
Diversified Financials 0.2%
AMP Ltd.	355,121	1,530,913
BGP Holdings plc *(a)	453,854	7,262
Macquarie Group Ltd.	15,525	1,065,844
		2,604,019
Energy 0.4%
Caltex Australia Ltd.	52,607	1,311,007
Origin Energy Ltd. *	258,064	1,429,542
Santos Ltd. *	143,779	390,687
Woodside Petroleum Ltd.	76,684	1,792,150
WorleyParsons Ltd. *	72,537	684,587
		5,607,973
Food & Staples Retailing 0.9%
Metcash Ltd.	356,380	747,201
Wesfarmers Ltd.	175,154	5,707,498
Woolworths Ltd.	232,655	4,965,654
		11,420,353
Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	56,205	370,106
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	28,938	516,454
Insurance 0.4%
Insurance Australia Group Ltd.	195,914	1,044,886
Medibank Pvt Ltd.	185,803	404,314
QBE Insurance Group Ltd.	139,816	1,324,554
Suncorp Group Ltd.	152,949	1,748,155
		4,521,909
Materials 1.4%
Amcor Ltd.	72,183	886,079
Arrium Ltd. *(a)	11,838,630	—
BHP Billiton Ltd.	490,327	10,211,753
BlueScope Steel Ltd.	61,104	643,703
Boral Ltd.	81,557	451,962
Fortescue Metals Group Ltd.	156,877	721,040
Iluka Resources Ltd.	54,457	393,139
Incitec Pivot Ltd.	182,156	465,079
Newcrest Mining Ltd.	29,356	476,993
Orica Ltd.	58,852	935,604
Rio Tinto Ltd.	53,602	2,825,655
		18,011,007
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	18,470	1,860,893
Real Estate 0.2%
Goodman Group	36,236	230,922
LendLease Group	53,485	721,418
Mirvac Group	195,529	339,625
Scentre Group	210,975	697,636
Stockland	191,092	642,499
Westfield Corp.	64,001	393,499
		3,025,599
Telecommunication Services 0.1%
Telstra Corp., Ltd.	554,254	1,818,267
Transportation 0.1%
Aurizon Holdings Ltd.	167,055	670,518
Transurban Group	44,412	405,593
		1,076,111
Utilities 0.1%
AGL Energy Ltd.	49,354	951,729
APA Group	50,360	347,423
		1,299,152
		80,005,048

Austria 0.4%
Banks 0.1%
Erste Group Bank AG *	35,428	1,467,600
Raiffeisen Bank International AG *	25,049	738,186
		2,205,786
Energy 0.2%
OMV AG	42,939	2,432,372

17

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materials 0.1%
voestalpine AG	20,383	1,033,090
		5,671,248

Belgium 0.8%
Banks 0.1%
KBC Group N.V.	15,779	1,304,513
Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	7,860	806,141
Food & Staples Retailing 0.0%
Colruyt S.A.	7,260	406,838
Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev S.A./N.V.	34,687	4,184,379
Insurance 0.1%
Ageas	25,450	1,145,726
Materials 0.1%
Solvay S.A.	6,585	944,165
Umicore S.A.	12,129	973,742
		1,917,907
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	4,548	331,194
Telecommunication Services 0.1%
Proximus	22,089	776,754
		10,873,452

Canada 6.8%
Automobiles & Components 0.2%
Magna International, Inc.	63,427	3,024,960
Banks 1.7%
Bank of Montreal	41,761	3,167,371
Canadian Imperial Bank of Commerce	33,561	2,913,151
National Bank of Canada	21,733	978,791
Royal Bank of Canada	78,844	5,881,917
The Bank of Nova Scotia	74,615	4,648,364
The Toronto-Dominion Bank	93,452	4,817,454
		22,407,048
Capital Goods 0.1%
Finning International, Inc.	24,617	495,401
SNC-Lavalin Group, Inc.	11,840	521,463
		1,016,864
Consumer Durables & Apparel 0.0%
Gildan Activewear, Inc.	10,300	310,384
Diversified Financials 0.3%
Brookfield Asset Management, Inc., Class A	45,232	1,759,214
CI Financial Corp.	22,815	497,017
Onex Corp.	7,415	594,211
Thomson Reuters Corp.	22,300	1,021,319
		3,871,761
Energy 1.8%
ARC Resources Ltd.	29,072	400,840
Baytex Energy Corp. *(b)	60,392	169,538
Cameco Corp.	24,467	250,607
Canadian Natural Resources Ltd.	93,345	2,854,819
Cenovus Energy, Inc.	155,195	1,303,302
Crescent Point Energy Corp.	77,471	608,956
Enbridge, Inc.	64,266	2,663,940
Encana Corp.	94,597	952,230
Enerplus Corp.	47,947	432,648
Gibson Energy, Inc.	25,253	328,740
Husky Energy, Inc. *	77,921	901,865
Imperial Oil Ltd.	30,841	885,094
Inter Pipeline Ltd.	20,974	414,181
Security	Number of Shares	Value ($)
Keyera Corp.	10,100	315,617
Obsidian Energy Ltd. *(b)	400,911	472,700
Parkland Fuel Corp.	12,500	268,197
Pembina Pipeline Corp.	19,778	674,046
Suncor Energy, Inc.	190,237	6,205,686
TransCanada Corp.	44,672	2,282,419
Vermilion Energy, Inc.	7,654	252,074
		22,637,499
Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., Class B	23,540	1,116,250
Empire Co., Ltd., Class A	40,800	663,010
George Weston Ltd.	6,811	594,866
Loblaw Cos., Ltd.	20,043	1,091,574
Metro, Inc.	26,594	900,794
		4,366,494
Food, Beverage & Tobacco 0.0%
Saputo, Inc.	15,275	517,763
Insurance 0.5%
Fairfax Financial Holdings Ltd.	1,250	596,060
Great-West Lifeco, Inc.	18,654	532,351
Intact Financial Corp.	7,206	559,776
Manulife Financial Corp.	95,100	1,958,827
Power Corp. of Canada	49,344	1,200,008
Power Financial Corp.	22,814	618,133
Sun Life Financial, Inc.	34,275	1,313,543
Trisura Group Ltd. *	269	5,543
		6,784,241
Materials 0.7%
Agnico-Eagle Mines Ltd.	6,700	312,819
Agrium, Inc.	15,853	1,586,381
Barrick Gold Corp.	61,539	1,040,499
First Quantum Minerals Ltd.	53,370	589,885
Goldcorp, Inc.	47,320	621,318
Methanex Corp.	7,700	341,412
Potash Corp. of Saskatchewan, Inc.	126,164	2,256,633
Teck Resources Ltd., Class B	67,568	1,466,525
West Fraser Timber Co., Ltd.	8,600	456,988
		8,672,460
Media 0.1%
Shaw Communications, Inc., Class B	39,355	876,274
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Valeant Pharmaceuticals International, Inc. *	35,609	586,652
Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	6,776	773,445
Dollarama, Inc.	3,800	371,451
		1,144,896
Software & Services 0.0%
CGI Group, Inc., Class A *	10,092	532,871
Technology Hardware & Equipment 0.1%
BlackBerry Ltd. *	78,688	737,809
Celestica, Inc. *	25,766	306,278
		1,044,087
Telecommunication Services 0.3%
BCE, Inc.	34,812	1,634,007
Rogers Communications, Inc., Class B	25,641	1,333,311
TELUS Corp.	27,571	995,807
		3,963,125

18

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transportation 0.3%
Canadian National Railway Co.	37,517	2,964,648
Canadian Pacific Railway Ltd.	6,750	1,056,773
WestJet Airlines Ltd.	12,500	249,148
		4,270,569
Utilities 0.2%
Atco Ltd., Class I	9,589	356,949
Emera, Inc.	8,198	305,103
Fortis, Inc.	22,427	817,751
TransAlta Corp.	81,521	531,595
		2,011,398
		88,039,346

Denmark 1.0%
Banks 0.1%
Danske Bank A/S	28,637	1,159,732
Capital Goods 0.1%
Vestas Wind Systems A/S	6,599	644,933
Commercial & Professional Services 0.1%
ISS A/S	13,568	556,218
Consumer Durables & Apparel 0.0%
Pandora A/S	3,479	400,393
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	8,534	948,120
Health Care Equipment & Services 0.0%
Coloplast A/S, Class B	4,475	384,441
Materials 0.0%
Novozymes A/S, B Shares	7,527	347,562
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, Class B	61,741	2,625,809
Telecommunication Services 0.1%
TDC A/S	153,841	949,284
Transportation 0.3%
AP Moeller — Maersk A/S, Series A	918	1,917,267
AP Moeller — Maersk A/S, Series B	898	1,960,189
DSV A/S	7,476	482,693
		4,360,149
		12,376,641

Finland 1.0%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	9,579	390,577
Capital Goods 0.2%
Kone Oyj, Class B	16,717	870,744
Metso Oyj	12,105	385,105
Wartsila Oyj Abp	10,381	689,902
		1,945,751
Energy 0.1%
Neste Oyj	13,942	604,442
Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	16,701	844,470
Insurance 0.1%
Sampo Oyj, A Shares	23,407	1,280,166
Materials 0.2%
Stora Enso Oyj, R Shares	79,126	1,057,901
UPM-Kymmene Oyj	59,040	1,607,251
		2,665,152
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	6,091	307,844
Technology Hardware & Equipment 0.2%
Nokia Oyj	418,989	2,673,645
Security	Number of Shares	Value ($)
Telecommunication Services 0.0%
Elisa Oyj	8,874	365,315
Utilities 0.1%
Fortum Oyj	69,575	1,137,699
		12,215,061

France 10.0%
Automobiles & Components 0.4%
Faurecia	10,390	576,937
Peugeot S.A.	49,817	1,071,600
Renault S.A.	23,066	2,078,059
Valeo S.A.	13,860	959,646
		4,686,242
Banks 1.2%
BNP Paribas S.A.	89,164	6,909,823
Credit Agricole S.A.	101,728	1,785,565
Natixis S.A.	72,610	527,624
Societe Generale S.A.	109,182	6,401,854
		15,624,866
Capital Goods 1.6%
Airbus SE	24,786	2,071,034
Alstom S.A.	19,620	702,909
Bouygues S.A.	38,707	1,659,528
Compagnie de Saint-Gobain	69,616	3,862,762
Eiffage S.A.	7,107	688,424
Legrand S.A.	13,496	932,271
Rexel S.A.	63,777	1,009,938
Safran S.A.	13,427	1,270,337
Schneider Electric SE *	47,920	3,760,914
Thales S.A.	4,727	523,316
Vinci S.A.	43,775	3,919,892
Zodiac Aerospace	13,114	375,030
		20,776,355
Commercial & Professional Services 0.1%
Bureau Veritas S.A.	13,717	312,537
Teleperformance	2,887	402,253
		714,790
Consumer Durables & Apparel 0.4%
Christian Dior SE	3,750	1,067,827
Kering	3,928	1,372,919
LVMH Moet Hennessy Louis Vuitton SE	11,648	2,925,844
		5,366,590
Consumer Services 0.1%
Accor S.A.	16,295	756,963
Sodexo S.A.	6,103	720,945
		1,477,908
Diversified Financials 0.1%
Eurazeo S.A.	5,582	455,628
Wendel S.A.	2,775	417,532
		873,160
Energy 1.7%
CGG S.A. *(b)	45,512	200,990
TOTAL S.A.	410,117	20,855,956
Vallourec S.A. *(b)	101,460	600,197
		21,657,143
Food & Staples Retailing 0.3%
Carrefour S.A.	112,668	2,706,301
Casino Guichard Perrachon S.A.	19,509	1,189,877
Rallye S.A.	27,177	577,490
		4,473,668

19

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.3%
Danone S.A.	39,278	2,930,931
Pernod-Ricard S.A.	10,542	1,462,640
		4,393,571
Health Care Equipment & Services 0.1%
Essilor International S.A.	6,866	869,281
Household & Personal Products 0.2%
L'Oreal S.A.	10,216	2,116,553
Insurance 0.4%
AXA S.A.	159,850	4,720,926
CNP Assurances	16,345	394,596
SCOR SE	15,194	640,820
		5,756,342
Materials 0.3%
Air Liquide S.A.	24,828	3,044,252
Arkema S.A.	7,983	908,748
		3,953,000
Media 0.4%
Eutelsat Communications S.A.	16,474	445,856
Publicis Groupe S.A.	11,421	863,615
Vivendi S.A.	180,857	4,180,302
		5,489,773
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Sanofi	93,181	8,879,125
Real Estate 0.1%
Klepierre	7,071	287,773
Unibail-Rodamco SE	4,169	1,042,685
		1,330,458
Software & Services 0.1%
Atos SE	5,371	816,583
Capgemini SE	10,073	1,096,642
		1,913,225
Telecommunication Services 0.5%
Orange S.A.	363,949	6,124,124
Transportation 0.1%
Air France-KLM *	73,651	997,233
Bollore S.A.	74,020	343,426
		1,340,659
Utilities 0.9%
Electricite de France S.A.	128,923	1,308,650
Engie S.A.	475,775	7,662,927
Suez	50,798	918,491
Veolia Environnement S.A.	86,375	1,946,611
		11,836,679
		129,653,512

Germany 9.1%
Automobiles & Components 1.3%
Bayerische Motoren Werke AG	52,070	4,784,162
Continental AG	9,044	2,037,319
Daimler AG	125,590	8,799,434
Leoni AG	7,445	440,360
Volkswagen AG	6,593	1,036,721
		17,097,996
Banks 0.2%
Commerzbank AG *	177,841	2,326,219
Capital Goods 1.0%
Brenntag AG	14,219	805,751
GEA Group AG	11,296	459,082
HOCHTIEF AG	1,979	353,239
KION Group AG	4,122	357,679
Kloeckner & Co. SE	25,309	279,825
Security	Number of Shares	Value ($)
MAN SE	3,664	405,750
MTU Aero Engines AG	2,508	367,557
OSRAM Licht AG	6,530	544,173
Rheinmetall AG	4,114	410,536
Siemens AG	60,891	8,263,005
		12,246,597
Commercial & Professional Services 0.0%
Bilfinger SE (b)	8,012	327,377
Consumer Durables & Apparel 0.2%
adidas AG	9,137	2,086,838
Hugo Boss AG	7,661	577,856
		2,664,694
Diversified Financials 0.4%
Deutsche Bank AG	235,426	4,192,384
Deutsche Boerse AG	7,831	817,691
		5,010,075
Food & Staples Retailing 0.1%
Metro Wholesale & Food Specialist AG *	48,606	981,917
Food, Beverage & Tobacco 0.0%
Suedzucker AG	14,930	318,657
Health Care Equipment & Services 0.2%
Fresenius Medical Care AG & Co. KGaA	11,092	1,045,980
Fresenius SE & Co. KGaA	17,180	1,450,073
		2,496,053
Household & Personal Products 0.1%
Beiersdorf AG	4,194	460,245
Henkel AG & Co. KGaA	5,044	634,581
		1,094,826
Insurance 0.9%
Allianz SE	38,647	8,237,918
Hannover Rueck SE	3,513	443,406
Muenchener Rueckversicherungs-Gesellschaft AG	15,115	3,246,693
		11,928,017
Materials 1.5%
Aurubis AG	12,195	1,085,635
BASF SE	106,672	10,155,168
Covestro AG	4,191	325,005
Evonik Industries AG	16,912	575,981
HeidelbergCement AG	13,576	1,344,322
K&S AG (b)	35,648	926,961
LANXESS AG	11,277	869,613
Linde AG	14,310	2,729,785
Salzgitter AG	11,119	498,850
Symrise AG	2,817	197,234
ThyssenKrupp AG	33,425	992,770
		19,701,324
Media 0.1%
ProSiebenSat.1 Media SE	16,763	669,749
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG	51,533	6,527,230
Merck KGaA	4,783	524,847
		7,052,077
Real Estate 0.0%
Vonovia SE	11,626	471,142
Retailing 0.0%
METRO AG	48,606	546,204
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	42,651	926,221

20

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Software & Services 0.3%
SAP SE	31,033	3,285,935
Telecommunication Services 0.6%
Deutsche Telekom AG	403,578	7,372,858
Freenet AG	15,731	530,997
Telefonica Deutschland Holding AG	61,430	317,333
		8,221,188
Transportation 0.4%
Deutsche Lufthansa AG	60,402	1,297,134
Deutsche Post AG	97,076	3,765,825
		5,062,959
Utilities 1.2%
E.ON SE	920,302	9,104,314
Innogy SE	4,878	204,875
RWE AG *	232,074	4,889,932
Uniper SE	93,322	1,923,271
		16,122,392
		118,551,619

Hong Kong 1.3%
Banks 0.1%
BOC Hong Kong (Holdings) Ltd.	175,000	860,383
Hang Seng Bank Ltd.	30,300	658,739
		1,519,122
Capital Goods 0.2%
CK Hutchison Holdings Ltd.	52,000	684,274
Jardine Matheson Holdings Ltd.	16,900	1,078,033
Jardine Strategic Holdings Ltd.	15,200	619,807
Noble Group Ltd. *(b)	1,854,593	512,044
		2,894,158
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,078,000	394,339
Yue Yuen Industrial Holdings Ltd.	86,000	355,065
		749,404
Consumer Services 0.1%
Galaxy Entertainment Group Ltd.	90,000	555,669
Sands China Ltd.	121,200	561,338
SJM Holdings Ltd.	437,000	436,883
		1,553,890
Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	13,900	395,986
Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd. *	134,000	260,791
Want Want China Holdings Ltd.	415,000	280,267
WH Group Ltd.	253,000	237,223
		778,281
Insurance 0.2%
AIA Group Ltd.	260,400	2,048,177
Real Estate 0.4%
Cheung Kong Property Holdings Ltd.	55,500	448,819
Hongkong Land Holdings Ltd.	42,900	322,371
Link REIT	49,500	401,873
New World Development Co., Ltd.	438,000	591,496
Sun Hung Kai Properties Ltd.	87,000	1,346,086
Swire Pacific Ltd., Class A	75,500	752,294
Swire Pacific Ltd., Class B	126,051	223,568
The Wharf Holdings Ltd.	60,000	509,978
Wheelock & Co., Ltd.	51,000	384,310
		4,980,795
Retailing 0.0%
Esprit Holdings Ltd. *	356,784	175,798
Security	Number of Shares	Value ($)
Telecommunication Services 0.0%
PCCW Ltd.	420,000	236,199
Transportation 0.0%
MTR Corp., Ltd.	53,000	306,053
Utilities 0.1%
CLP Holdings Ltd.	100,500	1,070,842
Hong Kong & China Gas Co., Ltd.	223,561	422,543
		1,493,385
		17,131,248

Ireland 0.6%
Banks 0.0%
Bank of Ireland Group plc *	51,309	428,214
Capital Goods 0.0%
AerCap Holdings N.V. *	6,528	320,525
Commercial & Professional Services 0.1%
Experian plc	44,543	884,902
Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	5,325	481,980
Materials 0.2%
CRH plc	58,742	2,061,895
Smurfit Kappa Group plc	22,746	676,399
		2,738,294
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shire plc	18,674	1,043,921
Technology Hardware & Equipment 0.1%
Seagate Technology plc	53,523	1,764,118
		7,661,954

Israel 0.4%
Banks 0.1%
Bank Hapoalim B.M.	50,145	347,344
Bank Leumi Le-Israel B.M.	119,076	572,059
		919,403
Materials 0.1%
Israel Chemicals Ltd.	116,497	555,142
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd.	88,121	2,843,702
Software & Services 0.0%
Check Point Software Technologies Ltd. *	4,493	475,270
Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	304,911	452,497
		5,246,014

Italy 3.6%
Banks 1.1%
Banca Monte dei Paschi di Siena S.p.A. *(a)	22,446	204,357
BPER Banca	89,797	493,303
Intesa Sanpaolo S.p.A.	1,343,404	4,624,571
Mediobanca S.p.A.	22,440	234,130
UniCredit S.p.A. *	339,686	6,676,168
Unione di Banche Italiane S.p.A.	272,594	1,316,922
		13,549,451
Capital Goods 0.0%
Prysmian S.p.A.	13,306	425,604
Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	8,009	462,353

21

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diversified Financials 0.2%
EXOR N.V.	37,043	2,218,379
Energy 1.0%
Eni S.p.A.	717,557	11,361,180
Saipem S.p.A. *	154,367	633,395
Snam S.p.A.	199,000	941,523
		12,936,098
Insurance 0.2%
Assicurazioni Generali S.p.A.	128,279	2,326,751
Poste Italiane S.p.A	61,106	449,816
		2,776,567
Media 0.1%
GEDI Gruppo Editoriale S.p.A. *	10,334	9,592
Mediaset S.p.A. *	139,242	544,306
		553,898
Telecommunication Services 0.2%
Telecom Italia S.p.A. *	2,800,001	2,880,669
Transportation 0.1%
Atlantia S.p.A.	31,375	954,407
Utilities 0.7%
Enel S.p.A.	1,513,423	8,633,013
Terna — Rete Elettrica Nationale S.p.A.	101,614	580,496
		9,213,509
		45,970,935

Japan 21.3%
Automobiles & Components 3.3%
Aisin Seiki Co., Ltd.	26,200	1,362,111
Bridgestone Corp.	76,800	3,231,091
Denso Corp.	48,600	2,334,034
Honda Motor Co., Ltd.	233,400	6,533,297
Isuzu Motors Ltd.	68,900	944,770
Koito Manufacturing Co., Ltd.	5,700	332,972
Mazda Motor Corp.	78,500	1,180,074
Mitsubishi Motors Corp.	169,900	1,225,590
NGK Spark Plug Co., Ltd.	13,200	266,500
NHK Spring Co., Ltd.	35,700	385,581
Nissan Motor Co., Ltd.	358,200	3,556,660
NOK Corp.	12,000	274,681
Stanley Electric Co., Ltd.	10,000	330,339
Subaru Corp.	36,300	1,309,596
Sumitomo Electric Industries Ltd.	109,500	1,770,007
Sumitomo Rubber Industries Ltd.	26,600	461,249
Suzuki Motor Corp.	37,100	1,758,589
The Yokohama Rubber Co., Ltd.	15,800	318,175
Toyoda Gosei Co., Ltd.	11,700	276,056
Toyota Industries Corp.	15,400	826,239
Toyota Motor Corp.	231,018	13,020,137
Yamaha Motor Co., Ltd.	26,900	675,608
		42,373,356
Banks 1.3%
Japan Post Bank Co., Ltd.	35,100	450,831
Mitsubishi UFJ Financial Group, Inc.	943,334	5,984,614
Mizuho Financial Group, Inc.	1,968,816	3,501,292
Resona Holdings, Inc.	174,158	897,203
Sumitomo Mitsui Financial Group, Inc.	120,110	4,634,538
Sumitomo Mitsui Trust Holdings, Inc.	26,700	980,505
		16,448,983
Capital Goods 3.2%
Asahi Glass Co., Ltd.	36,000	1,515,220
Daikin Industries Ltd.	10,900	1,154,019
Ebara Corp.	10,400	304,242
Security	Number of Shares	Value ($)
FANUC Corp.	7,400	1,512,965
Fuji Electric Co., Ltd.	57,000	313,829
Furukawa Electric Co., Ltd.	11,500	518,983
Hanwa Co., Ltd.	50,000	357,582
Hino Motors Ltd.	39,600	466,080
Hitachi Construction Machinery Co., Ltd.	15,100	432,270
IHI Corp. *	167,000	550,423
ITOCHU Corp.	161,500	2,532,563
JGC Corp.	33,700	539,844
JTEKT Corp.	27,300	388,581
Kajima Corp.	59,000	514,459
Kawasaki Heavy Industries Ltd.	197,000	627,228
Komatsu Ltd.	84,600	2,268,763
Kubota Corp.	63,000	1,094,001
LIXIL Group Corp.	28,300	728,307
Makita Corp.	12,500	488,943
Marubeni Corp.	301,400	1,997,220
Minebea Mitsumi, Inc.	31,800	523,915
Mitsubishi Corp.	160,800	3,491,323
Mitsubishi Electric Corp.	186,300	2,884,052
Mitsubishi Heavy Industries Ltd.	447,000	1,777,206
Mitsui & Co., Ltd.	245,200	3,565,399
Nagase & Co., Ltd.	27,700	434,829
NGK Insulators Ltd.	12,700	255,400
Nidec Corp.	6,100	672,155
NSK Ltd.	38,000	489,830
Obayashi Corp.	45,900	552,666
Seibu Holdings, Inc.	16,200	282,604
Shimizu Corp.	49,000	517,733
SMC Corp.	2,000	635,814
Sojitz Corp.	287,800	724,988
Sumitomo Corp.	146,900	1,985,619
Sumitomo Heavy Industries Ltd.	75,000	546,781
Taisei Corp.	77,000	737,046
Toshiba Corp. *	755,000	1,713,120
TOTO Ltd.	7,600	305,835
Toyota Tsusho Corp.	49,400	1,588,113
		41,989,950
Commercial & Professional Services 0.3%
Dai Nippon Printing Co., Ltd.	104,000	1,147,135
Recruit Holdings Co., Ltd.	52,500	908,758
Secom Co., Ltd.	12,800	960,357
Toppan Printing Co., Ltd.	81,000	855,984
		3,872,234
Consumer Durables & Apparel 1.0%
Bandai Namco Holdings, Inc.	17,200	597,929
Haseko Corp.	22,700	284,218
Iida Group Holdings Co., Ltd.	24,400	416,898
Nikon Corp.	48,700	858,083
Panasonic Corp.	321,750	4,431,554
Sega Sammy Holdings, Inc.	20,800	280,649
Sekisui Chemical Co., Ltd.	44,600	821,547
Sekisui House Ltd.	70,300	1,216,906
Shimano, Inc.	2,500	366,526
Sony Corp.	79,700	3,274,420
Sumitomo Forestry Co., Ltd.	18,600	284,720
Yamaha Corp.	9,000	318,269
		13,151,719
Consumer Services 0.0%
Oriental Land Co., Ltd.	6,500	471,189
Diversified Financials 0.2%
Daiwa Securities Group, Inc.	90,000	518,338
Nomura Holdings, Inc.	214,300	1,273,204
ORIX Corp.	62,400	990,189
		2,781,731

22

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Energy 0.6%
Idemitsu Kosan Co., Ltd.	35,800	868,920
Inpex Corp.	186,600	1,815,904
JXTG Holdings, Inc.	1,000,350	4,446,580
Showa Shell Sekiyu K.K.	41,600	453,138
		7,584,542
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	108,800	1,639,398
Arcs Co., Ltd.	9,000	194,632
Lawson, Inc.	4,800	326,776
Matsumotokiyoshi Holdings Co., Ltd.	5,400	332,995
Seven & i Holdings Co., Ltd.	81,300	3,276,768
		5,770,569
Food, Beverage & Tobacco 0.8%
Ajinomoto Co., Inc.	41,000	824,623
Asahi Group Holdings Ltd.	29,700	1,210,609
Coca-Cola Bottlers Japan, Inc.	15,300	461,476
Japan Tobacco, Inc.	63,300	2,199,620
Kewpie Corp.	9,300	233,928
Kikkoman Corp.	7,000	214,392
Kirin Holdings Co., Ltd.	94,300	2,076,840
MEIJI Holdings Co., Ltd.	7,000	557,854
NH Foods Ltd.	23,000	680,323
Nisshin Seifun Group, Inc.	22,330	366,689
Suntory Beverage & Food Ltd.	8,700	426,469
Toyo Suisan Kaisha Ltd.	8,500	308,806
Yamazaki Baking Co., Ltd.	16,100	322,976
		9,884,605
Health Care Equipment & Services 0.3%
Alfresa Holdings Corp.	34,000	625,741
Hoya Corp.	23,200	1,308,176
Medipal Holdings Corp.	39,800	728,317
Olympus Corp.	11,200	406,523
Suzuken Co., Ltd.	18,030	602,147
Terumo Corp.	11,400	431,034
		4,101,938
Household & Personal Products 0.2%
Kao Corp.	26,900	1,637,794
Shiseido Co., Ltd.	20,600	727,662
Unicharm Corp.	15,200	389,993
		2,755,449
Insurance 0.4%
Dai-ichi Life Holdings, Inc.	60,900	1,051,986
Japan Post Holdings Co., Ltd.	40,200	506,712
MS&AD Insurance Group Holdings, Inc.	31,590	1,108,006
Sompo Holdings, Inc.	24,600	964,866
T&D Holdings, Inc.	42,850	632,113
Tokio Marine Holdings, Inc.	37,400	1,572,791
		5,836,474
Materials 2.1%
Air Water, Inc.	17,300	334,948
Asahi Kasei Corp.	153,000	1,747,250
Daicel Corp.	24,300	315,854
Denka Co., Ltd.	63,000	349,878
DIC Corp.	11,500	433,762
Dowa Holdings Co., Ltd.	36,000	290,641
Hitachi Metals Ltd.	20,700	288,104
JFE Holdings, Inc.	114,500	2,208,533
JSR Corp.	22,700	400,020
Kaneka Corp.	37,000	296,487
Kobe Steel Ltd. *	102,800	1,285,824
Kuraray Co., Ltd.	34,800	676,562
Mitsubishi Chemical Holdings Corp.	212,000	1,774,919
Mitsubishi Gas Chemical Co., Inc.	16,000	369,145
Security	Number of Shares	Value ($)
Mitsubishi Materials Corp.	21,200	712,195
Mitsui Chemicals, Inc.	120,000	681,734
Mitsui Mining & Smelting Co., Ltd.	108,000	471,789
Nippon Paper Industries Co., Ltd.	25,100	500,415
Nippon Steel & Sumitomo Metal Corp.	126,300	3,100,400
Nitto Denko Corp.	11,500	1,025,444
Oji Holdings Corp.	140,000	717,984
Shin-Etsu Chemical Co., Ltd.	20,000	1,829,299
Showa Denko K.K.	30,300	788,691
Sumitomo Chemical Co., Ltd.	211,000	1,233,109
Sumitomo Metal Mining Co., Ltd.	59,000	891,058
Taiheiyo Cement Corp.	151,000	566,594
Teijin Ltd.	25,800	517,274
Toray Industries, Inc.	132,000	1,191,949
Tosoh Corp.	53,000	627,527
Toyo Seikan Group Holdings Ltd.	31,000	508,162
Ube Industries Ltd.	192,000	520,103
		26,655,654
Media 0.1%
Dentsu, Inc.	13,001	607,897
Hakuhodo DY Holdings, Inc.	34,600	485,603
		1,093,500
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Astellas Pharma, Inc.	122,300	1,557,555
Chugai Pharmaceutical Co., Ltd.	7,500	300,780
Daiichi Sankyo Co., Ltd.	50,000	1,090,453
Eisai Co., Ltd.	14,200	761,000
Kyowa Hakko Kirin Co., Ltd.	17,900	324,173
Mitsubishi Tanabe Pharma Corp.	13,100	311,854
Otsuka Holdings Co., Ltd.	27,300	1,202,271
Shionogi & Co., Ltd.	8,800	469,833
Takeda Pharmaceutical Co., Ltd.	56,200	2,968,868
		8,986,787
Real Estate 0.4%
Daito Trust Construction Co., Ltd.	5,100	862,019
Daiwa House Industry Co., Ltd.	44,900	1,566,174
Mitsubishi Estate Co., Ltd.	43,800	796,413
Mitsui Fudosan Co., Ltd.	50,000	1,147,512
Nomura Real Estate Holdings, Inc.	15,700	311,192
Sumitomo Realty & Development Co., Ltd.	24,500	741,672
Tokyu Fudosan Holdings Corp.	51,200	307,127
		5,732,109
Retailing 0.3%
Don Quijote Holdings Co., Ltd.	9,600	348,661
Fast Retailing Co., Ltd.	2,100	630,103
Isetan Mitsukoshi Holdings Ltd.	54,100	527,212
J. Front Retailing Co., Ltd.	34,600	494,514
K's Holdings Corp.	16,800	337,273
Nitori Holdings Co., Ltd.	3,200	451,592
Shimamura Co., Ltd.	3,400	422,766
Takashimaya Co., Ltd.	44,000	402,505
Yamada Denki Co., Ltd.	152,700	815,547
		4,430,173
Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	7,400	571,935
Tokyo Electron Ltd.	7,000	984,464
		1,556,399
Software & Services 0.3%
Fujitsu Ltd.	314,000	2,338,272
Nintendo Co., Ltd.	2,830	961,109
NTT Data Corp.	62,000	675,358
		3,974,739

23

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 1.9%
Alps Electric Co., Ltd.	11,400	310,003
Brother Industries Ltd.	25,600	653,170
Canon, Inc.	135,600	4,717,637
FUJIFILM Holdings Corp.	49,600	1,823,214
Hitachi Ltd.	954,000	6,563,343
Ibiden Co., Ltd.	23,000	399,154
Keyence Corp.	1,146	529,354
Konica Minolta, Inc.	74,600	617,927
Kyocera Corp.	27,900	1,694,926
Murata Manufacturing Co., Ltd.	7,400	1,151,213
NEC Corp.	586,000	1,593,008
Nippon Electric Glass Co., Ltd.	17,400	615,949
Omron Corp.	16,200	808,252
Ricoh Co., Ltd.	149,500	1,405,676
Seiko Epson Corp.	27,000	710,706
TDK Corp.	11,600	833,709
Yokogawa Electric Corp.	12,400	208,691
		24,635,932
Telecommunication Services 1.4%
KDDI Corp.	144,600	3,831,463
Nippon Telegraph & Telephone Corp.	137,008	6,704,923
NTT DOCOMO, Inc.	125,700	2,919,005
SoftBank Group Corp.	54,100	4,360,327
		17,815,718
Transportation 1.1%
ANA Holdings, Inc.	136,000	466,910
Central Japan Railway Co.	12,900	2,075,958
East Japan Railway Co.	27,218	2,552,566
Hankyu Hanshin Holdings, Inc.	17,100	610,324
Kawasaki Kisen Kaisha Ltd. *(b)	233,000	578,506
Keio Corp.	37,000	309,849
Kintetsu Group Holdings Co., Ltd.	116,000	444,829
Kyushu Railway Co.	2,800	92,304
Mitsui O.S.K. Lines Ltd.	260,000	809,191
Nagoya Railroad Co., Ltd.	69,000	316,432
Nippon Express Co., Ltd.	137,000	874,856
Nippon Yusen K.K. *	511,000	975,495
Odakyu Electric Railway Co., Ltd.	17,500	346,649
Seino Holdings Co., Ltd.	32,500	437,608
Tobu Railway Co., Ltd.	79,000	418,294
Tokyu Corp.	35,000	515,024
West Japan Railway Co.	16,863	1,210,412
Yamato Holdings Co., Ltd.	32,100	644,322
		13,679,529
Utilities 0.9%
Chubu Electric Power Co., Inc.	107,900	1,417,801
Electric Power Development Co., Ltd.	21,500	544,758
Hokuriku Electric Power Co.	38,700	358,300
Kyushu Electric Power Co., Inc.	43,000	509,210
Osaka Gas Co., Ltd.	271,000	1,085,388
The Chugoku Electric Power Co., Inc.	51,000	559,110
The Kansai Electric Power Co., Inc.	99,000	1,329,284
Toho Gas Co., Ltd.	44,000	298,179
Tohoku Electric Power Co., Inc.	67,700	922,263
Tokyo Electric Power Co. Holdings, Inc. *	541,800	2,298,148
Tokyo Gas Co., Ltd.	331,000	1,756,229
		11,078,670
		276,661,949

Luxembourg 0.5%
Energy 0.1%
Tenaris S.A.	43,822	693,373
Security	Number of Shares	Value ($)
Materials 0.2%
ArcelorMittal *	157,593	4,149,129
Media 0.1%
RTL Group S.A. *	4,870	378,867
SES S.A.	22,482	528,870
		907,737
Telecommunication Services 0.1%
Millicom International Cellular S.A. SDR	10,796	676,494
		6,426,733

Netherlands 4.9%
Banks 0.3%
ABN AMRO Group N.V. CVA	11,485	324,626
ING Groep N.V.	209,122	3,907,201
		4,231,827
Capital Goods 0.3%
Boskalis Westminster N.V.	10,615	379,663
Koninklijke Philips N.V.	82,490	3,152,441
		3,532,104
Commercial & Professional Services 0.2%
Randstad Holding N.V.	14,143	852,763
RELX N.V.	32,316	678,778
Wolters Kluwer N.V.	14,962	665,412
		2,196,953
Diversified Financials 0.0%
SNS Reaal N.V. *(a)(b)	124,822	—
Energy 2.5%
Royal Dutch Shell plc, A Shares	451,957	12,785,814
Royal Dutch Shell plc, B Shares	697,191	19,861,373
		32,647,187
Food & Staples Retailing 0.4%
Koninklijke Ahold Delhaize N.V.	221,047	4,521,307
X5 Retail Group N.V. GDR *	8,305	321,237
		4,842,544
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	10,063	988,582
Heineken N.V.	12,332	1,286,834
		2,275,416
Household & Personal Products 0.4%
Unilever N.V. CVA	87,297	5,087,461
Insurance 0.2%
Aegon N.V.	307,939	1,726,137
NN Group N.V.	16,724	677,888
		2,404,025
Materials 0.2%
Akzo Nobel N.V.	19,813	1,793,751
Koninklijke DSM N.V.	16,215	1,196,153
		2,989,904
Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	7,778	1,172,931
Software & Services 0.0%
Gemalto N.V.	5,432	276,713
Telecommunication Services 0.1%
Koninklijke KPN N.V.	506,582	1,837,042
		63,494,107

New Zealand 0.1%
Materials 0.0%
Fletcher Building Ltd.	88,649	532,155

24

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Spark New Zealand Ltd.	225,199	634,298
Utilities 0.0%
Contact Energy Ltd.	77,550	312,266
		1,478,719

Norway 0.9%
Banks 0.1%
DNB A.S.A.	72,802	1,430,158
Energy 0.4%
Statoil A.S.A.	289,716	5,444,944
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	29,324	546,702
Orkla A.S.A.	65,811	677,922
		1,224,624
Materials 0.2%
Norsk Hydro A.S.A.	171,921	1,109,328
Yara International A.S.A.	29,602	1,176,566
		2,285,894
Telecommunication Services 0.1%
Telenor A.S.A.	88,832	1,773,401
		12,159,021

Portugal 0.2%
Energy 0.1%
Galp Energia, SGPS, S.A.	60,353	966,886
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	16,366	321,892
Utilities 0.1%
EDP — Energias de Portugal S.A.	427,608	1,518,199
		2,806,977

Singapore 0.9%
Banks 0.3%
DBS Group Holdings Ltd.	98,356	1,569,134
Oversea-Chinese Banking Corp., Ltd.	177,397	1,485,763
United Overseas Bank Ltd.	68,552	1,213,069
		4,267,966
Capital Goods 0.1%
Keppel Corp., Ltd.	226,600	1,071,634
Sembcorp Industries Ltd.	146,100	347,946
		1,419,580
Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	211,966	521,809
Media 0.0%
Singapore Press Holdings Ltd.	144,300	309,807
Real Estate 0.0%
CapitaLand Ltd.	134,100	364,797
Retailing 0.1%
Jardine Cycle & Carriage Ltd.	13,500	401,989
Technology Hardware & Equipment 0.1%
Flex Ltd. *	53,124	849,453
Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	571,886	1,674,043
Security	Number of Shares	Value ($)
Transportation 0.1%
ComfortDelGro Corp., Ltd.	163,100	277,892
Hutchison Port Holdings Trust, Class U	622,600	295,550
Singapore Airlines Ltd.	79,970	612,858
		1,186,300
		10,995,744

Spain 4.4%
Banks 1.9%
Banco Bilbao Vizcaya Argentaria S.A.	511,339	4,626,433
Banco De Sabadell S.A.	397,037	886,632
Banco Santander S.A.	2,709,005	18,443,360
CaixaBank S.A.	195,540	1,018,498
		24,974,923
Capital Goods 0.1%
ACS Actividades de Construccion y Servicios S.A.	26,314	1,007,735
Ferrovial S.A.	38,943	839,798
		1,847,533
Energy 0.5%
Enagas S.A.	16,779	474,225
Repsol S.A.	333,740	5,589,443
		6,063,668
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. (b)	86,338	581,531
Insurance 0.0%
Mapfre S.A.	132,862	494,887
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	7,759	217,717
Retailing 0.1%
Industria de Diseno Textil S.A.	35,384	1,404,546
Software & Services 0.1%
Amadeus IT Group S.A.	9,624	592,395
Telecommunication Services 0.9%
Telefonica S.A.	985,150	11,154,824
Transportation 0.1%
Abertis Infraestructuras S.A.	43,976	867,086
Aena S.A.	1,683	328,939
		1,196,025
Utilities 0.7%
Acciona S.A.	4,668	399,018
Endesa S.A.	81,180	1,921,801
Gas Natural SDG S.A.	47,031	1,100,715
Iberdrola S.A.	562,554	4,434,577
Red Electrica Corp. S.A.	25,446	545,140
		8,401,251
		56,929,300

Sweden 2.4%
Automobiles & Components 0.1%
Autoliv, Inc. (b)	8,337	903,647
Banks 0.5%
Nordea Bank AB	220,057	2,776,652
Skandinaviska Enskilda Banken AB, A Shares	85,769	1,086,206
Svenska Handelsbanken AB, A Shares	79,845	1,188,421
Swedbank AB, A Shares	67,168	1,751,565
		6,802,844

25

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Capital Goods 0.8%
Alfa Laval AB	24,581	548,982
Assa Abloy AB, Class B	32,837	703,465
Atlas Copco AB, A Shares	42,906	1,551,813
Atlas Copco AB, B Shares	20,842	674,986
Sandvik AB	96,333	1,518,073
Skanska AB, B Shares	37,004	840,857
SKF AB, B Shares	38,577	766,762
Trelleborg AB, B Shares	16,809	395,894
Volvo AB, A Shares	19,822	336,498
Volvo AB, B Shares	153,373	2,605,102
		9,942,432
Commercial & Professional Services 0.0%
Securitas AB, B Shares	34,016	566,480
Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	20,883	714,104
Husqvarna AB, B Shares	32,140	326,949
		1,041,053
Food, Beverage & Tobacco 0.0%
Swedish Match AB	12,045	423,663
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	18,176	315,515
Household & Personal Products 0.0%
Essity AB, Class B *	9,627	279,135
Materials 0.1%
Boliden AB	23,541	739,047
SSAB AB, A Shares *	31,800	160,667
SSAB AB, B Shares *	74,435	307,355
Svenska Cellulosa AB, S.C.A., B Shares	34,350	284,414
		1,491,483
Retailing 0.2%
Hennes & Mauritz AB, B Shares	83,970	2,190,791
Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	8,846	437,092
Telefonaktiebolaget LM Ericsson, B Shares	542,807	3,513,268
		3,950,360
Telecommunication Services 0.3%
Tele2 AB, B Shares	100,363	1,194,498
Telia Co. AB	484,134	2,275,846
		3,470,344
		31,377,747

Switzerland 6.2%
Capital Goods 0.5%
ABB Ltd.	151,634	3,552,227
Geberit AG	1,017	489,131
Georg Fischer AG	319	362,812
Schindler Holding AG	1,974	424,916
Wolseley plc	25,626	1,530,074
		6,359,160
Commercial & Professional Services 0.2%
Adecco Group AG	22,852	1,743,448
SGS S.A.	262	579,068
		2,322,516
Consumer Durables & Apparel 0.3%
Cie Financiere Richemont S.A.	30,057	2,555,149
The Swatch Group AG	3,510	270,354
The Swatch Group AG — Bearer Shares	2,621	1,039,909
		3,865,412
Security	Number of Shares	Value ($)
Diversified Financials 0.3%
Credit Suisse Group AG *	165,240	2,540,016
Julius Baer Group Ltd. *	5,901	334,038
UBS Group AG *	109,100	1,897,300
		4,771,354
Food, Beverage & Tobacco 1.2%
Aryzta AG *	9,385	301,586
Chocoladefabriken Lindt & Spruengli AG	23	318,322
Coca-Cola HBC AG CDI *	15,986	483,306
Nestle S.A.	173,288	14,627,154
		15,730,368
Insurance 0.7%
Baloise Holding AG	2,931	470,912
Swiss Life Holding AG *	1,840	671,513
Swiss Re AG	38,033	3,666,844
Zurich Insurance Group AG	14,831	4,520,185
		9,329,454
Materials 1.0%
Clariant AG *	18,524	430,451
Givaudan S.A.	356	708,300
Glencore plc *	2,152,822	9,496,947
LafargeHolcim Ltd. *	31,969	1,910,186
Sika AG	77	530,627
		13,076,511
Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Actelion Ltd. *	1,250	348,380
Idorsia Ltd. *	1,447	27,086
Lonza Group AG	1,697	403,334
Novartis AG	130,998	11,158,110
Roche Holding AG	33,627	8,513,324
Roche Holding AG — Bearer Shares	1,369	352,960
		20,803,194
Real Estate 0.0%
Swiss Prime Site AG	2,965	267,538
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	53,848	913,122
Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	20,621	1,657,722
Telecommunication Services 0.1%
Swisscom AG	2,252	1,100,692
Transportation 0.1%
Kuehne & Nagel International AG	3,814	664,184
		80,861,227

United Kingdom 15.4%
Automobiles & Components 0.3%
Fiat Chrysler Automobiles N.V. *	213,513	2,574,615
GKN plc	148,672	630,720
		3,205,335
Banks 2.4%
Barclays plc	1,942,763	5,209,036
HSBC Holdings plc	1,684,580	16,870,914
Lloyds Banking Group plc	4,875,449	4,215,007
Royal Bank of Scotland Group plc *	326,068	1,069,033
Standard Chartered plc *	327,383	3,659,574
		31,023,564
Capital Goods 0.8%
Ashtead Group plc	18,092	388,694
BAE Systems plc	244,565	1,940,337
Balfour Beatty plc	102,203	355,763
Bunzl plc	19,866	599,826
Carillion plc (b)	106,419	79,688

26

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CNH Industrial N.V.	81,940	949,147
Cobham plc	204,175	357,479
DCC plc	6,602	580,398
IMI plc	24,114	382,939
Meggitt plc	68,225	452,827
Rolls-Royce Holdings plc	191,398	2,242,595
Smiths Group plc	31,321	634,403
The Weir Group plc	18,834	455,868
Travis Perkins plc	34,771	696,406
		10,116,370
Commercial & Professional Services 0.2%
Aggreko plc	37,926	423,980
Babcock International Group plc	37,474	417,448
Capita plc	60,053	521,795
G4S plc	143,552	623,117
Intertek Group plc	6,805	386,016
RELX plc	35,907	782,101
		3,154,457
Consumer Durables & Apparel 0.2%
Barratt Developments plc	59,223	480,992
Bellway plc	6,809	286,718
Burberry Group plc	30,915	697,364
Persimmon plc	15,697	518,643
Taylor Wimpey plc	171,156	429,876
The Berkeley Group Holdings plc	9,037	416,772
		2,830,365
Consumer Services 0.3%
Carnival plc	9,956	671,994
Compass Group plc	80,226	1,711,795
Greene King plc	28,689	259,168
InterContinental Hotels Group plc	11,029	624,069
Whitbread plc	10,869	551,927
William Hill plc	78,254	258,637
		4,077,590
Diversified Financials 0.1%
3i Group plc	36,892	455,437
Aberdeen Asset Management plc	78,450	341,015
Investec plc	44,175	335,420
Man Group plc	241,435	509,701
Provident Financial plc	7,120	193,827
		1,835,400
Energy 2.1%
Amec Foster Wheeler plc	56,383	330,738
BP plc	4,490,400	26,375,495
John Wood Group plc	58,189	469,618
Petrofac Ltd.	16,567	97,891
Subsea 7 S.A.	37,273	552,306
		27,826,048
Food & Staples Retailing 0.7%
Booker Group plc	174,494	443,188
J. Sainsbury plc	669,892	2,164,395
Tesco plc *	1,747,277	4,016,141
WM Morrison Supermarkets plc	608,523	1,929,992
		8,553,716
Food, Beverage & Tobacco 1.2%
Associated British Foods plc	23,290	911,098
British American Tobacco plc	111,415	6,930,652
Coca-Cola European Partners plc	26,117	1,129,038
Diageo plc	108,842	3,515,265
Imperial Brands plc	65,406	2,693,634
Tate & Lyle plc	53,418	473,666
		15,653,353
Health Care Equipment & Services 0.1%
Smith & Nephew plc	45,555	792,654
Security	Number of Shares	Value ($)
Household & Personal Products 0.5%
Reckitt Benckiser Group plc	26,672	2,593,247
Unilever plc	60,905	3,473,577
		6,066,824
Insurance 0.8%
Admiral Group plc	10,625	289,850
Aviva plc	251,284	1,786,133
Direct Line Insurance Group plc	146,132	722,199
Hiscox Ltd.	19,548	334,907
Legal & General Group plc	367,349	1,300,679
Old Mutual plc	398,657	1,033,989
Phoenix Group Holdings	39,745	400,270
Prudential plc	98,891	2,412,989
RSA Insurance Group plc	74,554	641,895
Standard Life plc	178,430	1,027,060
		9,949,971
Materials 1.5%
Anglo American plc *	221,689	3,667,117
Antofagasta plc	60,883	760,309
BHP Billiton plc	329,370	6,005,735
Croda International plc	6,072	296,288
DS Smith plc	59,279	377,615
Johnson Matthey plc	27,948	1,035,820
Mondi plc	27,415	722,096
Rio Tinto plc	153,166	7,178,433
		20,043,413
Media 0.5%
Informa plc	35,462	325,251
ITV plc	248,606	568,513
Liberty Global plc, Class A *	18,594	629,593
Liberty Global plc, Series C *	36,445	1,194,303
Pearson plc	126,261	1,092,672
Sky plc	83,602	1,065,436
WPP plc	74,827	1,526,006
		6,401,774
Pharmaceuticals, Biotechnology & Life Sciences 1.1%
AstraZeneca plc	117,333	6,993,405
GlaxoSmithKline plc	364,534	7,256,766
		14,250,171
Real Estate 0.1%
Land Securities Group plc	32,907	443,768
The British Land Co., plc	31,728	255,661
		699,429
Retailing 0.4%
Debenhams plc	345,482	196,007
Dixons Carphone plc	58,527	207,872
Inchcape plc	58,409	619,158
Kingfisher plc	383,809	1,489,469
Marks & Spencer Group plc	326,914	1,389,423
Next plc	16,067	837,500
		4,739,429
Software & Services 0.0%
The Sage Group plc	56,953	506,482
Technology Hardware & Equipment 0.0%
Spectris plc	8,651	280,789
Telecommunication Services 1.1%
BT Group plc	622,798	2,577,323
Inmarsat plc	33,916	347,102
Vodafone Group plc	4,012,074	11,760,805
		14,685,230

27

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transportation 0.2%
easyJet plc	34,379	560,734
FirstGroup plc *	378,028	576,490
International Consolidated Airlines Group S.A.	63,123	481,405
Royal Mail plc	181,561	965,428
		2,584,057
Utilities 0.8%
Centrica plc	1,019,802	2,671,544
Drax Group plc	93,605	393,232
National Grid plc	300,880	3,723,051
Pennon Group plc	21,408	227,546
Severn Trent plc	17,696	523,225
SSE plc	138,756	2,525,136
United Utilities Group plc	49,476	586,315
		10,650,049
		199,926,470
Total Common Stock
(Cost $1,210,900,715)		1,276,514,072

Preferred Stock 0.7% of net assets

Germany 0.6%
Automobiles & Components 0.5%
Volkswagen AG	39,668	6,100,500
Household & Personal Products 0.1%
Henkel AG & Co. KGaA	8,053	1,140,691
Materials 0.0%
Fuchs Petrolub SE	4,564	270,944
		7,512,135

Italy 0.1%
Banks 0.0%
Intesa Sanpaolo S.p.A. — RSP	69,978	223,069
Telecommunication Services 0.1%
Telecom Italia S.p.A. — RSP	1,716,871	1,406,384
		1,629,453

Spain 0.0%
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A., Class B	6,295	132,653
Total Preferred Stock
(Cost $9,377,397)		9,274,241

Other Investment Company 0.3% of net assets

United States 0.3%
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 0.89% (c)	3,752,750	3,752,750
Total Other Investment Company
(Cost $3,752,750)		3,752,750
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.4% of net assets

Time Deposits 0.4%
Brown Brothers Harriman
Danish Krona
(0.70%), 08/01/17 (d)	4,817	767
Hong Kong Dollar
0.01%, 08/01/17 (d)	27,600	3,534
New Zealand Dollar
0.80%, 08/01/17 (d)	15,327	11,510
Norwegian Krone
0.07%, 08/01/17 (d)	23,213	2,952
Singapore Dollar
0.01%, 08/01/17 (d)	1,948	1,437
Swedish Krone
(0.95%), 08/01/17 (d)	26,352	3,264
Swiss Franc
(1.45%), 08/02/17 (d)	34,140	35,307
Sumitomo Mitsui Banking Corp.
Euro
(0.56%), 08/01/17 (d)	205,982	243,842
Great British Pound
0.05%, 08/01/17 (d)	56,745	74,869
Japanese Yen
(0.22%), 08/01/17 (d)	34,750,973	315,216
U.S. Dollar
0.59%, 08/01/17 (d)	4,563,884	4,563,884
Wells Fargo
Australian Dollar
0.58%, 08/01/17 (d)	30,807	24,646
Canadian Dollar
0.15%, 08/01/17 (d)	220,898	177,179
Total Short-Term Investments
(Cost $5,458,407)		5,458,407

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $1,244,538,575 and the unrealized appreciation and depreciation were $138,719,057 and ($88,258,162), respectively, with a net unrealized appreciation of $50,460,895.
At 07/31/17, the values of certain foreign securities held by the fund aggregating $1,182,839,760 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the Board of Trustees.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $3,447,915.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
GDR –	Global Depositary Receipt
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt

28

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at July 31, 2017:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE Index, e-mini, Long expires 09/15/17	83	8,046,435	61,792

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$414,730,349	$—	$414,730,349
Australia [1]	—	59,390,022	—	59,390,022
Diversified Financials	—	2,596,757	7,262	2,604,019
Materials	—	18,011,007	— *	18,011,007
Canada [1]	88,039,346	—	—	88,039,346
France [1]	—	125,179,844	—	125,179,844
Food & Staples Retailing	577,490	3,896,178	—	4,473,668
Germany [1]	—	117,569,702	—	117,569,702
Food & Staples Retailing	981,917	—	—	981,917
Ireland [1]	—	2,410,803	—	2,410,803
Banks	428,214	—	—	428,214
Capital Goods	320,525	—	—	320,525
Materials	676,399	2,061,895	—	2,738,294
Technology Hardware & Equipment	1,764,118	—	—	1,764,118
Israel [1]	—	4,318,247	—	4,318,247
Software & Services	475,270	—	—	475,270
Telecommunication Services	452,497	—	—	452,497
Italy [1]	—	32,421,484	—	32,421,484
Banks	—	13,345,094	204,357	13,549,451
Netherlands [1]	—	58,651,563	—	58,651,563
Diversified Financials	—	—	— *	—
Food & Staples Retailing	321,237	4,521,307	—	4,842,544
Singapore [1]	—	10,146,291	—	10,146,291
Technology Hardware & Equipment	849,453	—	—	849,453
Sweden [1]	—	30,194,965	—	30,194,965
Automobiles & Components	903,647	—	—	903,647
Household & Personal Products	279,135	—	—	279,135
Switzerland [1]	—	42,402,405	—	42,402,405
Food, Beverage & Tobacco	113,863	15,616,505	—	15,730,368
Pharmaceuticals, Biotechnology & Life Sciences	27,086	20,776,108	—	20,803,194
Real Estate	267,538	—	—	267,538
Technology Hardware & Equipment	1,657,722	—	—	1,657,722
United Kingdom[1]	—	139,734,189	—	139,734,189
Capital Goods	357,479	9,758,891	—	10,116,370
Consumer Services	258,637	3,818,953	—	4,077,590
29

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Food & Staples Retailing	$443,188	$8,110,528	$—	$8,553,716
Food, Beverage & Tobacco	1,129,038	14,524,315	—	15,653,353
Media	1,823,896	4,577,878	—	6,401,774
Retailing	196,007	4,543,422	—	4,739,429
Utilities	393,232	10,256,817	—	10,650,049
Preferred Stock[1]	—	9,274,241	—	9,274,241
Other Investment Company[1]	3,752,750	—	—	3,752,750
Short-Term Investments[1]	—	5,458,407	—	5,458,407
Total	$106,489,684	$1,188,298,167	$211,619	$1,294,999,470
Other Financial Instruments
Futures Contracts[2]	$61,792	$—	$—	$61,792
*	Level 3 amount shown includes securities determined to have no value at July 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $4,312,528 and $1,982,863 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2017. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
30

Schwab Capital Trust
Schwab Fundamental International Small Company Index Fund

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.8%	Common Stock	534,061,910	665,360,444
0.1%	Preferred Stock	813,071	846,132
2.0%	Other Investment Company	13,720,164	13,720,164
1.1%	Short-Term Investments	7,003,104	7,003,104
102.0%	Total Investments	555,598,249	686,929,844
(2.0%)	Other Assets and Liabilities, Net		(13,524,476)
100.0%	Net Assets		673,405,368

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets

Australia 5.9%
Banks 0.2%
Bank of Queensland Ltd.	84,686	816,322
Genworth Mortgage Insurance Australia Ltd.	137,681	331,530
		1,147,852
Capital Goods 0.2%
Austal Ltd.	34,395	49,604
GWA Group Ltd.	109,046	282,872
Monadelphous Group Ltd.	78,984	963,569
Seven Group Holdings Ltd.	38,847	371,779
		1,667,824
Commercial & Professional Services 0.5%
ALS Ltd.	165,649	983,508
Cleanaway Waste Management Ltd.	587,244	612,852
McMillan Shakespeare Ltd.	22,379	256,891
Programmed Maintenance Services Ltd.	240,719	574,103
SEEK Ltd.	32,372	442,652
Spotless Group Holdings Ltd.	701,373	645,338
		3,515,344
Consumer Durables & Apparel 0.0%
G.U.D. Holdings Ltd.	33,641	321,559
Consumer Services 0.6%
Ardent Leisure Group	175,696	293,671
Aristocrat Leisure Ltd.	34,385	557,602
Crown Resorts Ltd.	99,337	1,011,647
Flight Centre Travel Group Ltd. (a)	18,468	642,365
G8 Education Ltd.	18,531	56,156
InvoCare Ltd.	18,989	211,155
Navitas Ltd.	84,161	334,311
The Star Entertainment Grp Ltd.	187,656	757,019
		3,863,926
Diversified Financials 0.4%
ASX Ltd.	21,946	917,904
Challenger Ltd.	68,496	703,927
IOOF Holdings Ltd.	66,554	534,641
Perpetual Ltd.	7,719	311,758
		2,468,230
Security	Number of Shares	Value ($)
Energy 0.2%
Beach Energy Ltd.	640,188	349,074
Washington H Soul Pattinson & Co., Ltd.	19,609	276,695
Whitehaven Coal Ltd. *	187,050	444,502
		1,070,271
Food, Beverage & Tobacco 0.3%
Bega Cheese Ltd.	49,062	269,660
GrainCorp Ltd., Class A	132,659	926,233
Inghams Group Ltd.	60,247	163,994
Treasury Wine Estates Ltd.	80,060	779,445
		2,139,332
Health Care Equipment & Services 0.6%
Ansell Ltd.	27,566	484,340
Australian Pharmaceutical Industries Ltd.	249,353	350,111
Cochlear Ltd.	5,687	649,647
Healthscope Ltd.	135,469	225,490
Primary Health Care Ltd.	236,645	641,214
Ramsay Health Care Ltd.	14,900	841,347
Sigma Healthcare Ltd.	758,466	582,760
		3,774,909
Insurance 0.1%
nib Holdings Ltd.	115,158	528,806
Materials 0.8%
Adelaide Brighton Ltd.	122,334	550,501
CSR Ltd.	294,691	924,659
DuluxGroup Ltd.	75,952	400,482
Mineral Resources Ltd.	54,225	533,164
Nufarm Ltd.	58,392	395,284
OceanaGold Corp.	91,872	251,280
Orora Ltd.	283,485	625,951
OZ Minerals Ltd.	157,788	1,054,507
Pact Group Holdings Ltd.	11,499	52,732
Regis Resources Ltd.	18,577	57,253
Resolute Mining Ltd.	154,436	133,380
Sandfire Resources NL	10,793	50,048
South32 Ltd.	88,215	205,748
Western Areas Ltd. *(a)	121,077	229,622
		5,464,611
Media 0.4%
Event Hospitality & Entertainment Ltd.	26,165	275,216
Fairfax Media Ltd.	1,224,598	969,834
Nine Entertainment Co. Holdings Ltd.	332,345	382,733
Seven West Media Ltd.	965,195	625,341
Southern Cross Media Group Ltd.	322,661	342,185
Village Roadshow Ltd.	70,720	227,411
		2,822,720
Real Estate 0.4%
Charter Hall Retail REIT	62,564	205,284
Cromwell Property Group	215,784	158,845
Dexus	129,138	969,707
Investa Office Fund	67,331	244,632

31

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The GPT Group	224,022	858,916
Vicinity Centres	194,341	427,713
		2,865,097
Retailing 0.5%
Automotive Holdings Group Ltd.	173,048	530,203
Harvey Norman Holdings Ltd.	134,362	469,803
JB Hi-Fi Ltd. (a)	38,645	803,937
Myer Holdings Ltd.	1,060,261	643,945
Premier Investments Ltd.	27,515	300,321
Super Retail Group Ltd.	53,110	356,019
		3,104,228
Software & Services 0.2%
carsales.com Ltd.	27,779	274,503
Computershare Ltd.	93,480	1,051,791
IRESS Ltd.	20,805	214,801
		1,541,095
Telecommunication Services 0.0%
TPG Telecom Ltd.	36,446	163,545
Transportation 0.4%
Qantas Airways Ltd.	346,940	1,474,520
Qube Holdings Ltd.	122,970	261,416
Sydney Airport	119,977	646,702
Virgin Australia International Holdings *(d)	176,214	—
		2,382,638
Utilities 0.1%
AusNet Services	480,270	628,190
		39,470,177

Austria 1.1%
Capital Goods 0.2%
ANDRITZ AG	14,441	884,132
Semperit AG Holding	1,694	51,778
Zumtobel Group AG	10,529	208,490
		1,144,400
Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG *	3,334	252,595
Insurance 0.1%
UNIQA Insurance Group AG	32,282	334,193
Vienna Insurance Group AG Wiener Versicherung Gruppe	22,906	689,539
		1,023,732
Materials 0.3%
Lenzing AG	1,681	300,485
RHI AG	12,748	481,708
Wienerberger AG	41,394	951,570
		1,733,763
Real Estate 0.2%
BUWOG AG *	10,604	311,754
CA Immobilien Anlagen AG	10,118	261,114
IMMOFINANZ AG *	219,721	534,404
S IMMO AG	3,922	58,693
		1,165,965
Semiconductors & Semiconductor Equipment 0.1%
ams AG *	6,638	478,377
Technology Hardware & Equipment 0.0%
Austria Technologie & Systemtechnik AG (a)	18,022	239,225
Telecommunication Services 0.1%
Telekom Austria AG *	47,568	430,054
Security	Number of Shares	Value ($)
Transportation 0.1%
Oesterreichische Post AG	15,205	699,088
Utilities 0.0%
Verbund AG	14,332	283,502
		7,450,701

Belgium 1.3%
Capital Goods 0.0%
Cie d'Entreprises CFE	1,581	233,387
Diversified Financials 0.1%
Ackermans & van Haaren N.V.	2,718	491,387
Gimv N.V.	6,503	411,464
Sofina S.A.	338	50,336
		953,187
Energy 0.0%
Euronav N.V.	24,314	193,979
Health Care Equipment & Services 0.1%
AGFA-Gevaert N.V. *	93,821	437,709
Household & Personal Products 0.1%
Ontex Group N.V.	12,309	422,122
Materials 0.3%
Bekaert N.V.	15,636	756,277
Nyrstar N.V. *(a)	71,346	463,302
Tessenderlo Group S.A. *	9,765	428,701
		1,648,280
Media 0.1%
Telenet Group Holding N.V. *	12,571	877,636
Real Estate 0.1%
Befimmo S.A.	4,055	251,680
Cofinimmo S.A.	3,890	494,046
		745,726
Retailing 0.1%
D'ieteren S.A./N.V.	16,497	781,468
Technology Hardware & Equipment 0.1%
Barco N.V.	3,874	388,009
Telecommunication Services 0.1%
Orange Belgium S.A.	19,948	492,014
Transportation 0.1%
bpost S.A.	33,763	924,302
Utilities 0.1%
Elia System Operator S.A./N.V.	9,649	565,870
		8,663,689

Canada 8.6%
Automobiles & Components 0.2%
Linamar Corp.	17,332	949,906
Martinrea International, Inc.	60,771	490,848
		1,440,754
Banks 0.2%
Canadian Western Bank	18,939	425,340
Genworth MI Canada, Inc. (a)	16,805	490,233
Home Capital Group, Inc.	26,070	288,563
Laurentian Bank of Canada	8,411	365,449
		1,569,585
Capital Goods 1.0%
Aecon Group, Inc.	39,972	482,838
Bird Construction, Inc.	31,219	212,091
Bombardier, Inc., Class B *	784,400	1,579,181
CAE, Inc.	48,919	829,082
MacDonald, Dettwiler & Associates Ltd.	9,099	516,054
New Flyer Industries, Inc.	7,292	297,295
Richelieu Hardware Ltd.	14,414	376,088

32

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Russel Metals, Inc.	45,117	902,521
Toromont Industries Ltd.	16,781	623,054
WSP Global, Inc.	15,323	622,015
		6,440,219
Commercial & Professional Services 0.5%
Morneau Shepell, Inc.	14,512	240,596
Ritchie Bros. Auctioneers, Inc.	10,855	306,473
Stantec, Inc.	22,748	578,758
Transcontinental, Inc., Class A	35,220	718,101
Waste Connections, Inc.	27,551	1,790,622
		3,634,550
Consumer Durables & Apparel 0.1%
Dorel Industries, Inc., Class B	20,436	539,933
Consumer Services 0.2%
EnerCare, Inc.	17,640	296,275
Great Canadian Gaming Corp. *	12,527	243,758
Restaurant Brands International, Inc.	7,500	446,842
		986,875
Diversified Financials 0.3%
AGF Management Ltd., Class B	100,046	601,038
IGM Financial, Inc.	36,400	1,225,061
TMX Group Ltd.	8,300	440,048
		2,266,147
Energy 1.4%
AltaGas Ltd.	31,749	739,006
Bonavista Energy Corp.	313,800	787,803
Bonterra Energy Corp.	12,222	164,692
CES Energy Solutions Corp.	52,642	268,963
Crew Energy, Inc. *	48,916	159,293
Enerflex Ltd.	34,249	473,594
Ensign Energy Services, Inc.	125,289	670,285
Gran Tierra Energy, Inc. *	143,251	336,656
MEG Energy Corp. *	93,762	385,050
Mullen Group Ltd.	53,692	687,326
Parex Resources, Inc. *	20,000	246,080
Pason Systems, Inc.	21,896	319,637
Pengrowth Energy Corp. *(a)	843,300	635,815
Peyto Exploration & Development Corp.	24,702	439,059
PrairieSky Royalty Ltd.	2,400	59,598
Precision Drilling Corp. *	195,900	568,805
Secure Energy Services, Inc.	44,231	334,194
ShawCor Ltd.	28,996	649,808
Tourmaline Oil Corp. *	15,977	354,332
Trinidad Drilling Ltd. *	211,296	303,365
Veresen, Inc.	34,796	508,230
Whitecap Resources, Inc.	42,200	311,740
		9,403,331
Food & Staples Retailing 0.2%
The Jean Coutu Group (PJC), Inc., Class A	32,314	538,588
The North West Co., Inc.	20,915	512,328
		1,050,916
Food, Beverage & Tobacco 0.2%
Cott Corp.	29,100	451,642
Maple Leaf Foods, Inc.	32,463	897,273
Premium Brands Holdings Corp.	900	64,991
Rogers Sugar, Inc.	10,847	55,768
SunOpta, Inc. *	6,000	57,269
		1,526,943
Health Care Equipment & Services 0.1%
Chartwell Retirement Residences	21,200	260,334
Extendicare, Inc.	34,500	262,607
Medical Facilities Corp.	15,286	159,879
		682,820
Security	Number of Shares	Value ($)
Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	19,924	924,327
Materials 1.7%
Canfor Corp. *	39,795	667,745
Cascades, Inc.	41,619	513,081
CCL Industries, Inc., Class B	11,390	546,044
Centerra Gold, Inc.	84,577	451,123
Chemtrade Logistics Income Fund	26,881	376,021
Dominion Diamond Corp.	27,887	392,330
Eldorado Gold Corp.	196,408	415,895
Franco-Nevada Corp.	8,005	579,981
Hudbay Minerals, Inc.	53,856	418,148
IAMGOLD Corp. *	164,968	890,503
Interfor Corp. *	21,895	340,872
Intertape Polymer Group, Inc.	12,485	240,637
Kinross Gold Corp. *	274,300	1,130,862
Lundin Mining Corp.	90,525	651,301
Nevsun Resources Ltd.	113,865	307,780
New Gold, Inc. *	92,692	310,027
Norbord, Inc.	7,600	269,741
Pan American Silver Corp.	20,430	344,119
SEMAFO, Inc. *	76,800	185,417
Stella-Jones, Inc.	5,600	195,972
Western Forest Products, Inc.	182,795	363,611
Wheaton Precious Metals Corp.	33,262	674,444
Winpak Ltd.	1,200	51,523
Yamana Gold, Inc.	368,900	961,640
		11,278,817
Media 0.5%
Aimia, Inc.	134,099	155,960
Cineplex, Inc.	14,460	570,281
Cogeco Communications, Inc.	7,631	533,114
Cogeco, Inc.	2,000	122,527
Corus Entertainment, Inc., Class B	34,543	383,457
Entertainment One Ltd.	118,810	374,181
Quebecor, Inc., Class B	32,800	1,136,786
Yellow Pages Ltd. *(a)	52,392	274,830
		3,551,136
Real Estate 0.7%
Allied Properties Real Estate Investment Trust	1,800	55,079
Artis Real Estate Investment Trust	27,473	288,007
Boardwalk Real Estate Investment Trust (a)	6,677	256,048
Canadian Apartment Properties REIT	10,399	270,328
Canadian Real Estate Investment Trust	6,751	244,265
Colliers International Group, Inc.	4,434	238,815
Cominar Real Estate Investment Trust	29,813	314,211
Dream Global Real Estate Investment Trust	31,580	260,138
Dream Office Real Estate Investment Trust	23,317	372,361
First Capital Realty, Inc.	22,478	367,797
FirstService Corp.	900	58,003
Granite Real Estate Investment Trust	7,204	290,009
H&R Real Estate Investment Trust	30,704	519,635
RioCan Real Estate Investment Trust	33,720	651,546
Smart Real Estate Investment Trust	11,925	299,954
		4,486,196
Retailing 0.2%
AutoCanada, Inc. (a)	13,500	217,429
Hudson's Bay Co. (a)	59,100	505,793
Uni-Select, Inc.	14,420	336,573
		1,059,795

33

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.0%
Canadian Solar, Inc. *	17,719	300,160
Software & Services 0.1%
Constellation Software, Inc.	688	370,640
Open Text Corp.	17,150	573,615
		944,255
Transportation 0.2%
Air Canada *	11,236	178,712
Exchange Income Corp. (a)	9,430	218,136
Student Transportation, Inc. (a)	28,192	165,975
TFI International, Inc.	33,770	793,903
Westshore Terminals Investment Corp.	15,656	296,356
		1,653,082
Utilities 0.7%
Algonquin Power & Utilities Corp.	31,400	335,722
Canadian Utilities Ltd., Class A	46,700	1,482,189
Capital Power Corp.	37,999	750,075
Hydro One Ltd.	15,200	272,606
Innergex Renewable Energy, Inc.	20,000	234,690
Just Energy Group, Inc.	51,514	276,422
Northland Power, Inc.	21,246	395,694
Superior Plus Corp.	76,543	671,037
		4,418,435
		58,158,276

Denmark 1.4%
Banks 0.2%
Jyske Bank A/S	8,843	554,247
Sydbank A/S	12,062	502,456
		1,056,703
Capital Goods 0.5%
FLSmidth & Co. A/S	19,306	1,181,612
NKT A/S *	9,123	801,406
Per Aarsleff Holding A/S	9,506	237,111
Rockwool International A/S, B Shares	3,982	906,214
		3,126,343
Food, Beverage & Tobacco 0.1%
Royal Unibrew A/S	7,635	380,398
Scandinavian Tobacco Group A/S	2,831	45,695
Schouw & Co.	3,706	406,949
		833,042
Health Care Equipment & Services 0.2%
GN Store Nord A/S	25,699	781,665
William Demant Holding A/S *	14,070	373,825
		1,155,490
Insurance 0.1%
Topdanmark A/S *	9,875	337,416
Tryg A/S	24,301	547,557
		884,973
Materials 0.1%
Chr. Hansen Holding A/S	6,378	513,629
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S	7,472	448,034
Retailing 0.0%
Matas A/S	14,699	226,842
Software & Services 0.0%
Nets A/S *	3,155	76,034
SimCorp A/S	3,487	218,082
		294,116
Security	Number of Shares	Value ($)
Transportation 0.1%
D/S Norden A/S *	19,805	392,895
Dfds A/S	7,955	453,711
		846,606
Utilities 0.0%
DONG Energy A/S	4,287	206,815
		9,592,593

Finland 1.5%
Capital Goods 0.6%
Cargotec Oyj, B Shares	12,391	756,503
Cramo Oyj	14,458	414,769
Konecranes Oyj	14,144	631,048
Outotec Oyj *	60,418	394,088
PKC Group Oyj *(a)	9,747	272,309
Ramirent Oyj	32,566	324,605
Uponor Oyj	14,957	241,505
Valmet Oyj	34,562	630,013
Yit Oyj	82,310	698,984
		4,363,824
Commercial & Professional Services 0.1%
Caverion Corp. *	47,980	401,406
Consumer Durables & Apparel 0.1%
Amer Sports Oyj *	26,309	706,689
Food, Beverage & Tobacco 0.0%
Raisio Oyj, V Shares	13,437	56,277
Materials 0.4%
Huhtamaki Oyj	17,697	685,772
Kemira Oyj	43,573	549,225
Metsa Board Oyj	62,985	445,533
Outokumpu Oyj	71,527	601,052
Tikkurila Oyj	14,586	311,322
		2,592,904
Media 0.1%
Sanoma Oyj	55,331	514,837
Real Estate 0.1%
Sponda Oyj	56,795	340,876
Software & Services 0.1%
Tieto Oyj	26,956	855,153
Transportation 0.0%
Finnair Oyj	8,880	96,186
		9,928,152

France 4.0%
Automobiles & Components 0.1%
Plastic Omnium S.A.	14,499	557,955
Capital Goods 0.2%
Dassault Aviation S.A.	242	363,338
Mersen S.A.	1,562	57,747
Nexans S.A.	14,857	851,074
Tarkett S.A.	4,954	205,105
		1,477,264
Commercial & Professional Services 0.4%
Derichebourg S.A.	10,312	90,342
Edenred	38,312	1,007,139
Elis S.A. (a)	16,521	399,456
Societe BIC S.A.	6,652	780,252
SPIE S.A.	12,155	341,646
		2,618,835
Consumer Durables & Apparel 0.1%
SEB S.A.	5,349	951,610

34

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Consumer Services 0.1%
Elior Group	21,007	557,588
Diversified Financials 0.1%
Amundi S.A.	4,563	352,912
Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	3,538	406,981
Health Care Equipment & Services 0.2%
BioMerieux	2,059	453,707
Korian S.A.	9,441	312,157
Orpea	5,036	577,494
		1,343,358
Insurance 0.1%
Coface S.A. *	40,065	378,844
Euler Hermes Group	5,061	605,040
		983,884
Materials 0.2%
Imerys S.A.	9,853	854,101
Vicat S.A.	7,204	526,184
		1,380,285
Media 0.5%
Havas S.A.	35,704	391,051
IPSOS	12,344	426,256
JCDecaux S.A.	17,249	614,268
Metropole Television S.A.	29,088	703,791
Technicolor S.A.	107,215	389,771
Television Francaise	62,647	916,631
		3,441,768
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	4,262	545,513
Real Estate 0.5%
Fonciere Des Regions	6,333	611,295
Gecina S.A.	5,605	847,430
ICADE	10,199	875,689
Mercialys S.A.	13,663	276,580
Nexity S.A. *	13,525	725,426
		3,336,420
Retailing 0.1%
Fnac Darty S.A. *	7,415	702,230
Software & Services 0.5%
Alten S.A.	6,501	561,251
Altran Technologies S.A.	19,996	351,597
Dassault Systemes S.A.	9,318	914,074
Sopra Steria Group	2,986	516,384
UBISOFT Entertainment *	14,551	920,722
		3,264,028
Technology Hardware & Equipment 0.3%
Ingenico Group S.A.	6,120	641,959
Neopost S.A.	29,765	1,364,880
		2,006,839
Telecommunication Services 0.1%
Iliad S.A.	3,558	882,648
SFR Group S.A. *	7,263	270,347
		1,152,995
Transportation 0.3%
Aeroports de Paris	6,227	1,053,825
Europcar Groupe S.A.	19,623	285,713
Groupe Eurotunnel SE	74,033	820,922
		2,160,460
		27,240,925

Security	Number of Shares	Value ($)
Germany 2.5%
Automobiles & Components 0.2%
ElringKlinger AG (a)	18,705	326,293
Grammer AG	4,556	258,856
Hella KGaA Hueck & Co.	11,693	618,296
SAF-Holland S.A.	16,722	295,466
		1,498,911
Banks 0.1%
Aareal Bank AG	12,291	512,639
Deutsche Pfandbriefbank AG	12,934	170,419
		683,058
Capital Goods 0.3%
Duerr AG	4,548	554,114
Heidelberger Druckmaschinen AG *	92,639	315,437
Krones AG	4,493	559,013
Nordex SE *(a)	3,420	46,697
Norma Group SE	6,277	380,659
Pfeiffer Vacuum Technology AG	2,048	347,303
		2,203,223
Health Care Equipment & Services 0.1%
Rhoen-Klinikum AG	20,144	633,915
Insurance 0.1%
Talanx AG *	13,998	577,238
Materials 0.1%
Wacker Chemie AG	6,410	795,508
Media 0.1%
Axel Springer SE	14,320	909,304
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	6,525	538,496
STADA Arzneimittel AG	12,467	971,105
		1,509,601
Real Estate 0.3%
Deutsche Wohnen AG	19,324	765,780
LEG Immobilien AG	6,961	669,338
TAG Immobilien AG	19,257	315,986
TLG Immobilien AG	2,732	59,253
		1,810,357
Retailing 0.1%
Fielmann AG	3,964	318,366
Zalando SE *	1,186	53,082
		371,448
Semiconductors & Semiconductor Equipment 0.2%
Siltronic AG *	9,871	1,073,390
SMA Solar Technology AG (a)	12,212	442,880
		1,516,270
Software & Services 0.4%
Bechtle AG	9,102	655,171
CANCOM SE	3,707	243,790
Scout24 AG	1,379	52,535
Software AG	13,384	585,190
United Internet AG	14,440	879,107
Wirecard AG (a)	5,162	395,041
		2,810,834
Technology Hardware & Equipment 0.0%
Jenoptik AG	11,675	321,670
Telecommunication Services 0.1%
Drillisch AG	5,791	387,385
Transportation 0.2%
Fraport AG Frankfurt Airport Services Worldwide	10,525	1,053,963
		17,082,685

35

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Greece 0.0%
Banks 0.0%
TT Hellenic Postbank S.A. *(d)	24,275	—

Hong Kong 4.3%
Automobiles & Components 0.1%
Minth Group Ltd.	77,000	354,548
Xinyi Glass Holdings Ltd. *	402,000	415,385
		769,933
Banks 0.1%
The Bank of East Asia Ltd.	179,600	768,268
Capital Goods 0.1%
BOC Aviation Ltd.	10,600	55,067
Hopewell Holdings Ltd.	56,500	216,461
Johnson Electric Holdings Ltd.	27,000	95,942
NWS Holdings Ltd.	290,000	554,791
		922,261
Consumer Durables & Apparel 0.3%
Global Brands Group Holding Ltd. *	3,894,000	368,489
Man Wah Holdings Ltd.	51,600	44,541
Pacific Textile Holdings Ltd.	294,000	332,486
Stella International Holdings Ltd.	280,000	478,475
Techtronic Industries Co., Ltd.	187,500	833,117
Texwinca Holdings Ltd.	428,000	259,655
		2,316,763
Consumer Services 0.4%
Cafe De Coral Holdings Ltd.	96,000	308,997
China Travel International Investment Hong Kong Ltd.	194,000	57,610
Melco Resorts & Entertainment Ltd. ADR	23,903	482,840
MGM China Holdings Ltd.	224,000	440,730
Shangri-La Asia Ltd.	364,000	591,129
The Hongkong & Shanghai Hotels Ltd.	40,500	71,992
Wynn Macau Ltd.	455,600	984,366
		2,937,664
Diversified Financials 0.1%
First Pacific Co., Ltd.	1,104,000	826,229
Energy 0.0%
Brightoil Petroleum Holdings Ltd. *	956,000	248,414
NewOcean Energy Holdings Ltd. *	170,000	50,248
		298,662
Food & Staples Retailing 0.2%
Dairy Farm International Holdings Ltd.	68,800	554,711
Sun Art Retail Group Ltd.	737,000	600,139
		1,154,850
Food, Beverage & Tobacco 0.2%
Tingyi (Cayman Islands) Holding Corp.	688,000	876,027
Uni-President China Holdings Ltd.	316,000	245,400
Vitasoy International Holdings Ltd.	92,000	196,600
		1,318,027
Materials 0.2%
Huabao International Holdings Ltd. *	741,000	570,252
MMG Ltd. *	984,000	437,728
Shougang Fushan Resources Group Ltd.	1,478,000	342,224
		1,350,204
Media 0.1%
Television Broadcasts Ltd.	106,400	389,594
Security	Number of Shares	Value ($)
Real Estate 0.8%
Far East Consortium International Ltd.	100,000	55,134
Great Eagle Holdings Ltd.	48,000	263,328
Hang Lung Group Ltd.	173,000	657,138
Hang Lung Properties Ltd.	369,000	917,735
Henderson Land Development Co., Ltd.	117,643	679,945
Hysan Development Co., Ltd.	55,000	265,966
K Wah International Holdings Ltd.	74,000	44,472
Kerry Properties Ltd.	187,000	655,297
Shui On Land Ltd.	1,059,500	264,347
Sino Land Co., Ltd.	464,000	765,261
Swire Properties Ltd.	144,200	498,136
		5,066,759
Retailing 0.3%
Chow Sang Sang Holdings International Ltd.	48,000	112,086
Chow Tai Fook Jewellery Group Ltd.	388,200	403,335
Giordano International Ltd.	610,000	339,448
Luk Fook Holdings International Ltd.	168,000	616,822
Pou Sheng International Holdings Ltd.	246,000	48,762
Sa Sa International Holdings Ltd.	524,000	192,473
		1,712,926
Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	44,100	569,937
Semiconductor Manufacturing International Corp. *	515,000	564,537
		1,134,474
Technology Hardware & Equipment 0.4%
AAC Technologies Holdings, Inc.	49,500	664,966
FIH Mobile Ltd.	1,608,000	537,272
Ju Teng International Holdings Ltd.	734,000	295,762
Truly International Holdings Ltd. (a)	818,000	274,053
VTech Holdings Ltd.	53,400	772,394
		2,544,447
Telecommunication Services 0.1%
HKBN Ltd.	85,000	84,019
Hutchison Telecommunications Hong Kong Holdings Ltd.	834,000	320,025
SmarTone Telecommunications Holdings Ltd.	132,000	173,353
		577,397
Transportation 0.5%
Cathay Pacific Airways Ltd.	614,000	961,993
Kerry Logistics Network Ltd.	149,000	214,261
Orient Overseas International Ltd. *	155,000	1,442,490
Pacific Basin Shipping Ltd. *	2,053,000	448,580
Seaspan Corp. (a)	7,410	49,647
SITC International Holdings Co., Ltd.	317,000	263,736
		3,380,707
Utilities 0.2%
CK Infrastructure Holdings Ltd.	6,000	55,924
HK Electric Investments & HK Electric Investments Ltd.	268,500	254,640
Power Assets Holdings Ltd.	104,143	1,031,512
		1,342,076
		28,811,241

Ireland 0.8%
Capital Goods 0.1%
Kingspan Group plc	18,093	602,288
Consumer Services 0.1%
Paddy Power Betfair plc	4,836	484,529

36

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food & Staples Retailing 0.1%
Total Produce plc	174,843	450,180
Food, Beverage & Tobacco 0.2%
C&C Group plc	92,644	335,597
Glanbia plc	25,806	534,610
Origin Enterprises plc	44,079	343,349
		1,213,556
Health Care Equipment & Services 0.1%
UDG Healthcare plc	50,659	565,589
Materials 0.1%
James Hardie Industries plc CDI	37,425	573,044
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc *	6,166	647,122
Jazz Pharmaceuticals plc *	2,530	388,633
		1,035,755
Transportation 0.0%
Irish Continental Group plc	37,004	235,235
		5,160,176

Israel 0.9%
Banks 0.2%
First International Bank of Israel Ltd.	19,164	349,778
Israel Discount Bank Ltd., Class A *	292,450	753,904
Mizrahi Tefahot Bank Ltd.	23,505	424,733
		1,528,415
Capital Goods 0.1%
Elbit Systems Ltd.	3,623	457,459
Energy 0.2%
Delek Group Ltd.	2,052	420,223
Paz Oil Co., Ltd.	3,478	580,658
		1,000,881
Materials 0.1%
The Israel Corp., Ltd. *	3,730	823,687
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Taro Pharmaceutical Industries Ltd. *	438	50,077
Real Estate 0.1%
Azrieli Group Ltd.	4,144	226,443
Gazit-Globe Ltd.	24,119	230,360
		456,803
Semiconductors & Semiconductor Equipment 0.0%
Tower Semiconductor Ltd. *	1,821	48,433
Software & Services 0.1%
Nice Ltd.	7,021	523,330
Telecommunication Services 0.1%
Cellcom Israel Ltd. *	54,570	508,458
Partner Communications Co., Ltd. *	66,552	337,237
		845,695
		5,734,780

Italy 3.3%
Automobiles & Components 0.3%
Brembo S.p.A.	18,240	280,486
Ferrari N.V.	13,780	1,450,063
Piaggio & C. S.p.A.	113,420	315,258
		2,045,807
Banks 0.2%
Banca Carige S.p.A. *(a)	1,531,681	459,783
Banca Popolare Di Sondrio Scarl	229,386	1,000,962
		1,460,745
Security	Number of Shares	Value ($)
Capital Goods 0.5%
Astaldi S.p.A.	44,126	293,103
C.I.R. S.p.A. - Compagnie Industriali Riunite	214,635	319,893
Danieli & C Officine Meccaniche S.p.A.	4,473	115,221
Interpump Group S.p.A.	10,716	326,048
Italmobiliare S.p.A.	27,282	775,067
Leonardo S.p.A.	71,944	1,253,719
Salini Impregilo S.p.A.	77,035	270,601
Trevi Finanziaria Industriale S.p.A. *	221,949	189,307
		3,542,959
Consumer Durables & Apparel 0.3%
De'Longhi S.p.A.	10,459	343,974
Moncler S.p.A.	2,467	66,249
OVS S.p.A.	7,297	55,198
Prada S.p.A.	145,600	516,034
Safilo Group S.p.A. *	29,489	226,385
Tod's S.p.A.	6,399	444,661
		1,652,501
Consumer Services 0.1%
Autogrill S.p.A.	35,222	418,195
Diversified Financials 0.2%
Anima Holding S.p.A.	35,930	291,591
Azimut Holding S.p.A.	21,135	473,536
Banca Generali S.p.A.	11,006	390,423
Banca Mediolanum S.p.A.	11,939	104,393
Cerved Information Solutions S.p.A	29,251	335,470
		1,595,413
Energy 0.1%
Saras S.p.A.	224,028	515,465
Food & Staples Retailing 0.0%
MARR S.p.A.	9,086	232,969
Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	69,765	515,729
Parmalat S.p.A.	101,889	369,327
		885,056
Health Care Equipment & Services 0.1%
DiaSorin S.p.A.	3,006	262,177
Insurance 0.3%
Societa Cattolica di Assicurazioni S.c.r.l.	62,831	543,341
Unipol Gruppo Finanziario S.p.A.	218,494	1,022,920
UnipolSai Assicurazioni S.p.A.	270,489	625,311
		2,191,572
Materials 0.1%
Buzzi Unicem S.p.A.	17,411	440,958
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	10,305	440,386
Real Estate 0.0%
Beni Stabili S.p.A	300,014	239,731
Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	32,005	247,216
Transportation 0.2%
Alitalia S.p.A. *(d)	14,782	—
Ansaldo STS S.p.A. *	15,638	214,742
ASTM S.p.A.	28,174	615,352
Enav S.p.A.	18,154	83,259
Societa Iniziative Autostradali e Servizi S.p.A.	37,671	518,350
		1,431,703

37

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Utilities 0.7%
A2A S.p.A	660,297	1,123,244
ACEA S.p.A.	20,950	314,472
ERG S.p.A.	41,143	588,358
Hera S.p.A.	330,943	1,070,134
Iren S.p.A.	288,232	733,600
Italgas S.p.A.	115,755	637,193
		4,467,001
		22,069,854

Japan 37.3%
Automobiles & Components 2.1%
Aisan Industry Co., Ltd.	29,100	259,908
Akebono Brake Industry Co., Ltd. *	93,600	309,594
Daikyonishikawa Corp.	3,800	56,756
Eagle Industry Co., Ltd.	14,700	255,843
Exedy Corp.	18,500	578,994
F.C.C. Co., Ltd.	20,300	443,915
Futaba Industrial Co., Ltd.	63,600	658,966
G-Tekt Corp.	16,300	315,457
Kasai Kogyo Co., Ltd.	16,100	209,577
Keihin Corp.	34,700	499,295
KYB Corp.	132,000	745,015
Mitsuba Corp.	16,400	285,956
Musashi Seimitsu Industry Co., Ltd.	12,600	350,830
Nifco, Inc.	8,800	507,579
Nippon Seiki Co., Ltd.	23,000	440,365
Nissan Shatai Co., Ltd.	79,400	822,070
Nissin Kogyo Co., Ltd.	24,700	413,669
Pacific Industrial Co., Ltd.	17,000	220,996
Piolax, Inc.	8,400	232,050
Press Kogyo Co., Ltd.	74,900	352,294
Riken Corp.	1,300	60,844
Sanden Holdings Corp. *	96,000	273,818
Showa Corp.	60,900	588,301
Sumitomo Riko Co., Ltd.	28,600	299,156
Tachi-S Co., Ltd.	23,000	419,597
Tokai Rika Co., Ltd.	35,000	642,684
Topre Corp.	8,100	213,523
Toyo Tire & Rubber Co., Ltd.	47,000	964,747
Toyota Boshoku Corp.	36,400	760,196
TPR Co., Ltd.	8,600	271,581
TS Tech Co., Ltd.	27,500	815,034
Unipres Corp.	33,000	767,492
Yorozu Corp.	20,400	344,335
		14,380,437
Banks 1.9%
Aozora Bank Ltd.	271,000	1,041,466
Fukuoka Financial Group, Inc.	188,000	866,742
Hokuhoku Financial Group, Inc.	32,800	533,211
Kyushu Financial Group, Inc.	11,000	69,022
Mebuki Financial Group, Inc.	142,500	548,556
North Pacific Bank Ltd.	217,200	728,096
Senshu Ikeda Holdings, Inc.	37,600	155,752
Seven Bank Ltd.	113,000	447,181
Shinsei Bank Ltd.	251,000	413,711
Suruga Bank Ltd.	16,700	402,702
The 77 Bank Ltd.	45,000	232,003
The Awa Bank Ltd.	27,000	177,328
The Bank of Kyoto Ltd.	41,000	392,990
The Chiba Bank Ltd.	138,000	990,074
The Chugoku Bank Ltd.	27,500	398,618
The Daishi Bank Ltd.	54,000	247,476
The Gunma Bank Ltd.	74,200	434,735
The Hachijuni Bank Ltd.	73,100	464,101
The Hiroshima Bank Ltd.	83,000	354,805
The Hokkoku Bank Ltd.	52,000	210,153
Security	Number of Shares	Value ($)
The Hyakugo Bank Ltd.	48,000	193,542
The Hyakujushi Bank Ltd.	15,000	48,658
The Iyo Bank Ltd.	51,000	416,418
The Juroku Bank Ltd.	67,000	212,407
The Keiyo Bank Ltd.	56,000	236,928
The Kiyo Bank Ltd.	25,000	418,102
The Musashino Bank Ltd.	6,400	191,221
The Ogaki Kyoritsu Bank Ltd.	68,000	196,456
The San-in Godo Bank Ltd.	26,100	211,992
The Shiga Bank Ltd.	43,000	227,885
The Shizuoka Bank Ltd.	93,000	829,745
Yamaguchi Financial Group, Inc.	43,000	506,103
		12,798,179
Capital Goods 6.8%
Aica Kogyo Co., Ltd.	13,800	442,848
Amada Holdings Co., Ltd.	74,000	845,162
Asahi Diamond Industrial Co., Ltd.	31,500	238,229
Bunka Shutter Co., Ltd.	25,700	221,107
Central Glass Co., Ltd.	126,000	552,820
Chiyoda Corp.	76,000	456,467
Chudenko Corp.	9,800	262,219
CKD Corp.	16,000	268,070
COMSYS Holdings Corp.	46,100	944,429
Daifuku Co., Ltd.	17,200	594,018
Daihen Corp.	31,000	276,360
DMG Mori Co., Ltd.	30,900	512,588
Fuji Machine Manufacturing Co., Ltd.	25,538	415,498
Fujikura Ltd.	140,900	1,186,273
Fujitec Co., Ltd.	21,600	297,974
Fukuda Corp.	1,000	45,868
Furukawa Co., Ltd.	115,000	213,353
Futaba Corp.	13,900	254,921
Glory Ltd.	17,200	572,765
GS Yuasa Corp.	152,000	717,404
Hazama Ando Corp.	45,600	314,664
Hitachi Zosen Corp.	96,300	506,920
Hoshizaki Corp.	7,300	706,615
Inaba Denki Sangyo Co., Ltd.	15,000	590,813
Inabata & Co., Ltd.	51,500	723,919
Iseki & Co., Ltd.	10,700	222,554
Iwatani Corp.	136,000	881,655
Kanamoto Co., Ltd.	10,300	369,247
Kandenko Co., Ltd.	50,000	535,108
Kanematsu Corp.	471,000	1,029,289
Keihan Holdings Co., Ltd.	93,000	601,690
Kinden Corp.	71,600	1,114,488
Kitz Corp.	45,200	404,466
Komori Corp.	17,800	211,653
Kumagai Gumi Co., Ltd.	100,000	346,380
Kurita Water Industries Ltd.	36,500	1,038,439
Kuroda Electric Co., Ltd.	23,500	449,310
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,700	45,202
Kyowa Exeo Corp.	45,100	770,010
Kyudenko Corp.	10,300	388,490
Mabuchi Motor Co., Ltd.	7,400	389,980
Maeda Corp.	38,000	459,451
Maeda Road Construction Co., Ltd.	30,000	619,399
Makino Milling Machine Co., Ltd.	35,000	295,584
Meidensha Corp.	77,000	273,579
Mirait Holdings Corp.	50,500	592,091
MISUMI Group, Inc.	38,100	944,873
Mitsui Engineering & Shipbuilding Co., Ltd.	564,000	786,244
Miura Co., Ltd.	16,200	327,790
Nabtesco Corp.	27,900	905,759
Nachi-Fujikoshi Corp.	65,000	359,283
Namura Shipbuilding Co., Ltd.	47,000	269,266
Nichias Corp.	36,000	437,200

38

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nichiha Corp.	9,700	360,306
Nippo Corp.	25,000	508,604
Nippon Densetsu Kogyo Co., Ltd.	14,600	290,188
Nippon Sheet Glass Co., Ltd. *	112,300	950,271
Nippon Steel & Sumikin Bussan Corp.	15,900	819,591
Nishimatsu Construction Co., Ltd.	99,000	569,738
Nishio Rent All Co., Ltd.	7,400	246,332
Nisshinbo Holdings, Inc.	79,000	800,002
Nitta Corp.	6,900	221,606
Nitto Kogyo Corp.	16,700	270,491
Noritz Corp.	17,200	337,348
NTN Corp.	202,000	940,114
Oiles Corp.	11,280	201,729
OKUMA Corp.	36,000	346,070
Okumura Corp.	51,000	371,129
OSG Corp.	16,600	350,000
Penta-Ocean Construction Co., Ltd.	77,900	464,055
Raito Kogyo Co., Ltd.	4,600	49,690
Ryobi Ltd.	79,000	373,601
Sanki Engineering Co., Ltd.	26,200	296,215
Sankyo Tateyama, Inc.	21,500	303,739
Sanwa Holdings Corp.	54,400	589,077
Shinmaywa Industries Ltd.	50,000	437,178
SHO-BOND Holdings Co., Ltd.	1,000	52,864
Sintokogio Ltd.	27,900	293,808
Sumitomo Mitsui Construction Co., Ltd.	227,400	247,245
Tadano Ltd.	30,200	374,044
Taihei Dengyo Kaisha Ltd.	17,000	245,689
Taikisha Ltd.	12,800	344,274
Takara Standard Co., Ltd.	19,100	320,701
Takasago Thermal Engineering Co., Ltd.	18,300	305,437
Takuma Co., Ltd.	21,900	224,294
The Japan Steel Works Ltd.	30,400	502,063
The Nippon Road Co., Ltd.	56,000	312,787
THK Co., Ltd.	32,600	995,400
Toa Corp. *	9,600	156,743
Toda Corp.	71,000	488,104
TOKAI Holdings Corp.	37,600	289,142
Tokyu Construction Co., Ltd.	5,700	45,583
Toshiba Machine Co., Ltd.	60,000	284,917
Toshiba Plant Systems & Services Corp.	12,800	208,439
Totetsu Kogyo Co., Ltd.	7,700	240,410
Trusco Nakayama Corp.	17,500	448,843
Tsubakimoto Chain Co.	43,000	364,831
Ushio, Inc.	44,100	618,916
Wakita & Co., Ltd.	19,100	215,410
Yamabiko Corp.	3,900	47,155
Yamazen Corp.	37,600	386,009
Yuasa Trading Co., Ltd.	13,000	416,526
Yurtec Corp.	26,000	176,502
		45,932,994
Commercial & Professional Services 0.8%
Aeon Delight Co., Ltd.	8,400	280,610
Daiseki Co., Ltd.	8,700	206,625
Duskin Co., Ltd.	23,900	648,810
Kokuyo Co., Ltd.	42,500	676,771
Meitec Corp.	6,500	304,634
Nomura Co., Ltd.	12,300	260,273
Okamura Corp.	27,100	275,503
Park24 Co., Ltd.	17,400	440,355
Persol Holdings Co., Ltd.	28,000	530,875
Pilot Corp.	1,200	52,270
Relia, Inc.	24,300	259,764
Sato Holdings Corp.	10,900	261,418
Sohgo Security Services Co., Ltd.	13,900	589,205
Toppan Forms Co., Ltd.	38,900	404,463
		5,191,576
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 2.3%
Alpine Electronics, Inc.	32,700	596,189
Asics Corp.	34,400	625,311
Casio Computer Co., Ltd.	56,800	930,407
Descente Ltd.	4,000	58,118
Foster Electric Co., Ltd.	20,800	408,412
Fujitsu General Ltd.	14,900	314,514
Funai Electric Co., Ltd. (a)	42,800	388,003
Gunze Ltd.	99,000	382,029
Heiwa Corp.	18,500	406,989
JVC Kenwood Corp.	171,200	498,483
Kurabo Industries Ltd.	143,000	371,128
Misawa Homes Co., Ltd.	26,000	238,618
Mizuno Corp.	75,000	436,029
Onward Holdings Co., Ltd.	83,000	602,138
PanaHome Corp.	23,000	249,785
Pioneer Corp. *	329,200	650,047
Rinnai Corp.	8,100	756,198
Sangetsu Corp.	24,800	446,823
Sankyo Co., Ltd.	17,500	574,392
Sanyo Shokai Ltd.	16,400	246,973
Seiko Holdings Corp.	87,000	388,364
Seiren Co., Ltd.	16,400	277,180
Sharp Corp. *(a)	835,000	2,939,359
Starts Corp., Inc.	2,100	54,872
Tamron Co., Ltd.	12,400	232,596
The Japan Wool Textile Co., Ltd.	22,500	192,763
Token Corp.	3,750	476,758
Tomy Co., Ltd.	25,900	316,820
TSI Holdings Co., Ltd.	52,600	379,843
Wacoal Holdings Corp.	48,000	674,296
		15,113,437
Consumer Services 1.1%
Benesse Holdings, Inc.	34,500	1,320,379
Doutor Nichires Holdings Co., Ltd.	12,700	280,681
Dynam Japan Holdings Co., Ltd.	214,000	359,883
H.I.S. Co., Ltd.	16,300	501,173
Kyoritsu Maintenance Co., Ltd.	6,000	171,311
McDonald's Holdings Co., Ltd.	20,533	834,365
MOS Food Services, Inc.	6,300	196,499
Ohsho Food Service Corp.	4,400	171,175
Plenus Co., Ltd.	12,400	290,442
Resorttrust, Inc.	14,700	270,974
Round One Corp.	47,600	508,368
Royal Holdings Co., Ltd.	11,900	285,258
Saint Marc Holdings Co., Ltd.	5,600	175,022
Saizeriya Co., Ltd.	12,600	366,556
Skylark Co., Ltd.	33,900	511,649
Tokyo Dome Corp.	23,100	222,331
Yoshinoya Holdings Co., Ltd.	28,300	478,496
Zensho Holdings Co., Ltd.	24,200	437,758
		7,382,320
Diversified Financials 0.7%
Acom Co., Ltd. *	49,100	209,100
AEON Financial Service Co., Ltd.	29,500	642,071
Credit Saison Co., Ltd.	46,000	886,028
Fuyo General Lease Co., Ltd.	4,100	240,368
Hitachi Capital Corp.	11,000	261,686
Jafco Co., Ltd.	1,300	62,170
Japan Exchange Group, Inc.	29,900	536,625
Mitsubishi UFJ Lease & Finance Co., Ltd.	76,100	405,391
Okasan Securities Group, Inc.	41,000	248,305
SBI Holdings, Inc.	40,600	580,846
Tokai Tokyo Financial Holdings, Inc.	47,900	279,401
Tokyo Century Corp.	10,000	425,940
		4,777,931

39

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Energy 0.3%
Cosmo Energy Holdings Co., Ltd.	5,200	90,102
Fuji Oil Co., Ltd.	104,000	316,967
Itochu Enex Co., Ltd.	65,100	585,811
Japan Petroleum Exploration Co., Ltd.	26,600	552,411
Nippon Gas Co., Ltd.	7,500	235,384
Shinko Plantech Co., Ltd.	30,100	257,197
		2,037,872
Food & Staples Retailing 1.6%
Ain Holdings, Inc.	4,100	295,495
Axial Retailing, Inc.	7,200	282,339
Belc Co., Ltd.	5,100	231,660
Cawachi Ltd.	14,500	357,876
Cocokara fine, Inc.	15,300	799,530
Cosmos Pharmaceutical Corp.	1,600	340,630
Create SD Holdings Co., Ltd.	7,800	197,361
FamilyMart UNY Holdings Co., Ltd.	25,800	1,444,968
Heiwado Co., Ltd.	25,900	588,554
Kato Sangyo Co., Ltd.	28,100	756,882
Life Corp.	8,000	211,837
Ministop Co., Ltd.	10,800	237,614
Mitsubishi Shokuhin Co., Ltd.	19,600	567,061
San-A Co., Ltd.	6,900	307,743
Sugi Holdings Co., Ltd.	12,400	632,682
Sundrug Co., Ltd.	18,700	696,618
Tsuruha Holdings, Inc.	8,500	891,831
United Super Markets Holdings, Inc.	11,700	118,726
Valor Holdings Co., Ltd.	27,300	616,976
Welcia Holdings Co., Ltd.	11,700	444,604
Yaoko Co., Ltd.	7,700	332,241
Yokohama Reito Co., Ltd.	29,500	293,367
		10,646,595
Food, Beverage & Tobacco 2.0%
Calbee, Inc.	12,800	530,662
DyDo Group Holdings, Inc.	5,500	272,778
Ezaki Glico Co., Ltd.	13,000	683,548
Fuji Oil Holdings, Inc.	25,300	597,761
Hokuto Corp.	8,700	155,231
House Foods Group, Inc.	22,400	578,242
Ito En Ltd.	18,400	680,402
J-Oil Mills, Inc.	1,700	59,332
Kagome Co., Ltd.	17,400	528,563
Kyokuyo Co., Ltd.	1,800	50,671
Marudai Food Co., Ltd.	59,000	279,836
Maruha Nichiro Corp.	14,700	401,162
Megmilk Snow Brand Co., Ltd.	22,400	619,302
Morinaga & Co., Ltd.	5,400	309,492
Morinaga Milk Industry Co., Ltd.	105,000	767,054
Nichirei Corp.	38,800	1,090,492
Nippon Flour Mills Co., Ltd.	32,000	515,628
Nippon Suisan Kaisha Ltd.	122,900	717,250
Nissin Foods Holdings Co., Ltd.	16,100	1,011,478
Prima Meat Packers Ltd.	76,000	485,196
Sapporo Holdings Ltd.	27,200	740,831
Showa Sangyo Co., Ltd.	15,000	81,511
Starzen Co., Ltd.	1,700	76,162
Takara Holdings, Inc.	43,000	429,378
The Nisshin Oillio Group Ltd.	100,000	592,001
Warabeya Nichiyo Holdings Co., Ltd.	14,600	394,212
Yakult Honsha Co., Ltd.	15,200	1,035,812
		13,683,987
Health Care Equipment & Services 0.8%
BML, Inc.	8,800	181,039
Hogy Medical Co., Ltd.	3,000	218,956
Miraca Holdings, Inc.	18,600	848,762
NichiiGakkan Co., Ltd.	26,700	279,435
Nihon Kohden Corp.	21,200	506,660
Security	Number of Shares	Value ($)
Nikkiso Co., Ltd.	19,000	196,080
Nipro Corp.	46,100	625,339
Paramount Bed Holdings Co., Ltd.	6,500	296,140
Ship Healthcare Holdings, Inc.	15,900	487,975
Sysmex Corp.	13,800	789,983
Toho Holdings Co., Ltd.	40,500	800,632
Vital KSK Holdings, Inc.	52,200	418,104
		5,649,105
Household & Personal Products 0.5%
Earth Chemical Co., Ltd.	4,300	238,549
Fancl Corp.	15,600	335,743
Kobayashi Pharmaceutical Co., Ltd.	9,900	615,293
Kose Corp.	4,200	467,382
Lion Corp.	36,000	770,587
Mandom Corp.	5,900	326,118
Pigeon Corp.	10,500	389,200
Pola Orbis Holdings, Inc.	16,100	446,668
		3,589,540
Insurance 0.2%
Japan Post Insurance Co., Ltd.	19,400	426,133
Sony Financial Holdings, Inc.	36,999	639,640
		1,065,773
Materials 3.7%
ADEKA Corp.	40,000	614,047
Aichi Steel Corp.	8,500	355,737
Asahi Holdings, Inc.	16,700	313,828
Chugoku Marine Paints Ltd.	30,300	235,431
Daido Steel Co., Ltd.	143,000	870,254
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,000	66,870
Daio Paper Corp. (a)	39,900	518,107
FP Corp.	5,900	322,779
Fuji Seal International, Inc.	13,600	381,642
Fujimori Kogyo Co., Ltd.	9,200	274,089
Godo Steel Ltd.	12,100	230,545
Hitachi Chemical Co., Ltd.	36,800	1,046,215
Hokuetsu Kishu Paper Co., Ltd.	66,400	465,926
Ishihara Sangyo Kaisha Ltd. *	22,300	244,292
Kansai Paint Co., Ltd.	33,900	775,416
KH Neochem Co., Ltd.	2,900	59,286
Konishi Co., Ltd.	4,100	62,634
Kureha Corp.	8,600	432,471
Kyoei Steel Ltd.	12,600	194,452
Lintec Corp.	24,700	599,631
Maruichi Steel Tube Ltd.	13,800	425,922
Nihon Parkerizing Co., Ltd.	25,300	362,001
Nippon Kayaku Co., Ltd.	49,000	685,791
Nippon Light Metal Holdings Co., Ltd.	287,800	774,328
Nippon Paint Holdings Co., Ltd.	11,900	457,564
Nippon Shokubai Co., Ltd.	12,100	791,595
Nippon Soda Co., Ltd.	63,000	353,500
Nissan Chemical Industries Ltd.	20,100	667,237
Nisshin Steel Co., Ltd.	57,700	706,963
Nittetsu Mining Co., Ltd.	4,700	263,796
NOF Corp.	45,000	611,405
Rengo Co., Ltd.	127,400	723,214
Sakai Chemical Industry Co., Ltd.	55,000	222,887
Sakata INX Corp.	17,400	314,641
Sanyo Chemical Industries Ltd.	6,100	289,685
Sanyo Special Steel Co., Ltd.	67,000	406,522
Sumitomo Bakelite Co., Ltd.	88,000	639,289
Sumitomo Osaka Cement Co., Ltd.	164,000	767,653
Taiyo Nippon Sanso Corp.	37,700	435,697
Takasago International Corp.	1,600	62,847
Toagosei Co., Ltd.	52,000	627,226
Toho Zinc Co., Ltd.	83,000	357,390
Tokai Carbon Co., Ltd.	94,000	606,621

40

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tokuyama Corp. *	151,000	686,002
Tokyo Ohka Kogyo Co., Ltd.	10,500	341,794
Tokyo Steel Manufacturing Co., Ltd.	32,200	276,024
Topy Industries Ltd.	12,800	393,122
Toyo Ink SC Holdings Co., Ltd.	106,000	549,236
Toyo Kohan Co., Ltd.	52,700	231,654
Toyobo Co., Ltd.	448,000	853,039
UACJ Corp.	126,300	372,782
Yamato Kogyo Co., Ltd.	16,200	454,092
Yodogawa Steel Works Ltd.	12,000	329,963
Zeon Corp.	70,000	873,327
		24,978,461
Media 0.6%
Asatsu-DK, Inc.	28,300	725,418
Avex Group Holdings, Inc.	26,200	344,531
CyberAgent, Inc.	16,700	515,781
Daiichikosho Co., Ltd.	10,800	520,156
Kadokawa Dwango *	6,500	85,867
SKY Perfect JSAT Holdings, Inc.	82,600	370,793
Toei Co., Ltd.	19,000	193,717
Toho Co., Ltd.	21,500	774,804
Tokyo Broadcasting System Holdings, Inc.	16,500	311,869
TV Asahi Holdings Corp.	12,000	218,201
		4,061,137
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Hisamitsu Pharmaceutical Co., Inc.	10,900	510,994
Kaken Pharmaceutical Co., Ltd.	6,400	340,648
Kissei Pharmaceutical Co., Ltd.	7,700	199,115
KYORIN Holdings, Inc.	14,300	305,256
Mochida Pharmaceutical Co., Ltd.	5,000	348,369
Nichi-iko Pharmaceutical Co., Ltd.	15,200	232,856
Nippon Shinyaku Co., Ltd.	3,900	246,147
Ono Pharmaceutical Co., Ltd.	38,700	846,591
Rohto Pharmaceutical Co., Ltd.	25,300	511,069
Santen Pharmaceutical Co., Ltd.	58,100	818,534
Sawai Pharmaceutical Co., Ltd.	7,400	417,077
Sumitomo Dainippon Pharma Co., Ltd.	36,500	511,290
Taisho Pharmaceutical Holdings Co., Ltd.	9,700	726,652
Tsumura & Co.	16,700	649,071
		6,663,669
Real Estate 1.1%
Activia Properties, Inc.	33	148,320
Advance Residence Investment Corp.	123	300,640
Aeon Mall Co., Ltd.	31,030	590,999
Daikyo, Inc.	129,000	270,204
Frontier Real Estate Investment Corp.	51	218,119
Fukuoka REIT Corp.	32	49,345
GLP J-REIT	46	50,086
Hulic Co., Ltd.	22,000	232,289
Japan Excellent, Inc.	169	197,444
Japan Prime Realty Investment Corp.	79	297,025
Japan Real Estate Investment Corp.	125	656,492
Japan Retail Fund Investment Corp.	90	171,905
Kenedix Office Investment Corp.	65	367,381
Leopalace21 Corp.	137,200	978,386
Mori Trust Sogo REIT, Inc.	110	182,394
Nippon Accommodations Fund, Inc.	53	220,182
Nippon Building Fund, Inc.	161	868,928
Nippon Prologis REIT, Inc.	110	231,962
Nomura Real Estate Master Fund, Inc.	39	55,292
NTT Urban Development Corp.	27,000	276,249
Relo Group, Inc.	14,800	297,059
Tokyo Tatemono Co., Ltd.	37,200	506,167
United Urban Investment Corp.	289	430,964
		7,597,832
Security	Number of Shares	Value ($)
Retailing 2.7%
ABC-Mart, Inc.	5,700	325,020
Adastria Co., Ltd.	11,180	279,287
Alpen Co., Ltd.	12,100	221,153
AOKI Holdings, Inc.	23,600	305,480
Aoyama Trading Co., Ltd.	20,200	704,115
Arata Corp.	3,600	127,292
Arcland Sakamoto Co., Ltd.	17,300	236,820
ASKUL Corp.	6,100	186,936
Autobacs Seven Co., Ltd.	53,200	886,416
Bic Camera, Inc.	46,000	533,890
Canon Marketing Japan, Inc.	29,800	658,240
Chiyoda Co., Ltd.	17,700	461,170
DCM Holdings Co., Ltd.	76,100	662,706
Doshisha Co., Ltd.	14,200	286,066
EDION Corp.	93,900	865,154
Fuji Co., Ltd.	11,700	291,278
Geo Holdings Corp.	50,500	552,138
H2O Retailing Corp.	53,600	877,062
Hikari Tsushin, Inc.	5,100	556,916
IDOM, Inc.	43,900	290,778
Izumi Co., Ltd.	11,000	573,880
Joyful Honda Co., Ltd.	11,400	315,290
Kohnan Shoji Co., Ltd.	22,800	415,795
Komeri Co., Ltd.	20,400	596,852
Marui Group Co., Ltd.	61,400	835,026
Nojima Corp.	15,900	257,348
PALTAC Corp.	21,000	761,930
Rakuten, Inc.	76,260	931,530
Ryohin Keikaku Co., Ltd.	3,700	945,880
Sanrio Co., Ltd.	16,700	335,410
Seria Co., Ltd.	4,568	226,721
Shimachu Co., Ltd.	26,400	660,627
T-Gaia Corp.	13,600	272,175
United Arrows Ltd.	11,300	342,484
USS Co., Ltd.	33,900	684,824
VT Holdings Co., Ltd.	8,800	44,984
Xebio Holdings Co., Ltd.	27,200	512,292
Yellow Hat Ltd.	10,100	260,832
		18,281,797
Semiconductors & Semiconductor Equipment 0.6%
Advantest Corp.	19,900	364,180
Disco Corp.	3,600	638,043
Renesas Electronics Corp. *	30,100	282,385
Sanken Electric Co., Ltd.	73,000	370,072
SCREEN Holdings Co., Ltd.	6,300	421,106
Shindengen Electric Manufacturing Co., Ltd.	44,000	228,189
Shinko Electric Industries Co., Ltd.	50,100	364,526
Sumco Corp.	42,300	684,587
Tokyo Seimitsu Co., Ltd.	8,900	308,708
Ulvac, Inc.	6,800	364,585
		4,026,381
Software & Services 2.1%
Capcom Co., Ltd.	15,000	371,552
Dena Co., Ltd.	33,486	735,657
DTS Corp.	8,700	265,585
Fuji Soft, Inc.	11,500	330,029
Gree, Inc.	63,200	485,551
GungHo Online Entertainment, Inc.	123,800	334,492
Internet Initiative Japan, Inc.	12,700	229,600
Itochu Techno-Solutions Corp.	16,300	567,592
Kakaku.com, Inc.	3,500	49,451
Konami Holdings Corp.	22,900	1,194,324
Mixi, Inc.	1,200	65,952
NEC Networks & System Integration Corp.	20,200	441,344
NET One Systems Co., Ltd.	61,700	591,352

41

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nexon Co., Ltd. *	25,461	529,193
Nihon Unisys Ltd.	23,100	385,180
Nomura Research Institute Ltd.	25,860	968,027
NS Solutions Corp.	11,100	233,692
Obic Co., Ltd.	6,500	406,370
Oracle Corp., Japan	4,700	315,910
Otsuka Corp.	16,300	1,067,765
SCSK Corp.	7,976	336,589
Square Enix Holdings Co., Ltd.	14,000	458,062
TIS, Inc.	38,500	1,163,849
TKC Corp.	7,000	203,639
Transcosmos, Inc.	13,600	326,853
Trend Micro, Inc.	18,500	925,227
Yahoo Japan Corp.	176,800	800,185
		13,783,022
Technology Hardware & Equipment 2.6%
Amano Corp.	17,300	393,717
Anritsu Corp.	69,800	562,374
Azbil Corp.	22,200	876,940
Canon Electronics, Inc.	13,900	270,649
Citizen Watch Co., Ltd.	130,200	968,059
Daiwabo Holdings Co., Ltd.	174,000	684,757
Dexerials Corp.	5,200	62,843
Eizo Corp.	6,650	266,622
Hamamatsu Photonics K.K.	21,200	673,875
Hirose Electric Co., Ltd.	5,895	802,711
Hitachi High-Technologies Corp.	22,600	831,880
Hitachi Kokusai Electric, Inc.	13,000	335,133
Hitachi Maxell Ltd.	25,500	564,248
Horiba Ltd.	8,900	545,177
Hosiden Corp.	49,900	577,156
Japan Aviation Electronics Industry Ltd.	31,500	497,672
Japan Display, Inc. *(a)	506,797	907,020
Kaga Electronics Co., Ltd.	3,800	83,820
Macnica Fuji Electronics Holdings, Inc.	4,600	73,337
Nichicon Corp.	22,800	250,576
Nippon Signal Co., Ltd.	27,600	280,238
Nissha Printing Co., Ltd. (a)	8,300	227,107
Oki Electric Industry Co., Ltd.	42,500	581,916
Riso Kagaku Corp.	10,800	225,834
Ryosan Co., Ltd.	17,800	696,182
Ryoyo Electro Corp.	15,700	252,970
Shimadzu Corp.	45,000	886,047
Siix Corp.	5,700	242,923
Taiyo Yuden Co., Ltd.	51,900	871,506
Topcon Corp.	16,800	287,440
Toshiba TEC Corp.	92,000	509,231
UKC Holdings Corp.	28,200	423,605
Wacom Co., Ltd.	74,600	269,008
Yaskawa Electric Corp.	46,200	1,238,588
		17,221,161
Transportation 1.4%
Fukuyama Transporting Co., Ltd.	71,000	453,477
Hamakyorex Co., Ltd.	2,100	55,525
Hitachi Transport System Ltd.	23,600	543,216
Japan Airport Terminal Co., Ltd.	8,100	300,240
Kamigumi Co., Ltd.	99,000	1,060,992
Keikyu Corp.	63,000	731,156
Keisei Electric Railway Co., Ltd.	25,000	684,127
Kintetsu World Express, Inc.	29,200	511,351
Konoike Transport Co., Ltd.	20,400	277,833
Mitsubishi Logistics Corp.	33,000	423,645
Mitsui-Soko Holdings Co., Ltd.	84,000	229,223
Nankai Electric Railway Co., Ltd.	117,000	575,725
Nikkon Holdings Co., Ltd.	21,500	508,264
Nishi-Nippon Railroad Co., Ltd.	123,000	542,101
Sankyu, Inc.	126,000	949,012
Senko Co., Ltd.	53,600	364,887
Security	Number of Shares	Value ($)
Sotetsu Holdings, Inc.	88,000	430,841
The Sumitomo Warehouse Co., Ltd.	51,000	326,796
Trancom Co., Ltd.	3,700	182,864
Yusen Logistics Co., Ltd.	22,000	199,312
		9,350,587
Utilities 0.4%
Hokkaido Electric Power Co., Inc.	109,300	823,141
Shikoku Electric Power Co., Inc.	98,800	1,187,269
Shizuoka Gas Co., Ltd.	48,500	366,840
The Okinawa Electric Power Co., Inc.	21,065	496,823
		2,874,073
		251,087,866

Luxembourg 0.6%
Banks 0.0%
Espirito Santo Financial Group S.A. *(d)	69,773	—
Commercial & Professional Services 0.1%
IWG plc	109,209	473,172
Consumer Durables & Apparel 0.1%
Samsonite International S.A.	210,700	882,357
Materials 0.3%
APERAM S.A.	19,765	960,642
Ternium S.A. ADR	32,238	986,483
		1,947,125
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Eurofins Scientific SE	431	240,088
Retailing 0.0%
L'Occitane International S.A.	99,750	230,850
		3,773,592

Netherlands 2.4%
Capital Goods 0.6%
Aalberts Industries N.V.	25,994	1,134,940
Arcadis N.V.	41,613	850,996
IMCD Group N.V.	6,210	347,978
Koninklijke BAM Groep N.V	145,599	865,789
Philips Lighting N.V.	6,361	241,748
TKH Group N.V.	10,457	639,571
		4,081,022
Commercial & Professional Services 0.0%
Brunel International N.V.	13,878	213,266
Consumer Durables & Apparel 0.0%
Accell Group	1,766	53,854
TomTom N.V. *	24,080	255,604
		309,458
Diversified Financials 0.2%
Euronext N.V.	6,184	361,390
HAL Trust	4,187	886,087
		1,247,477
Energy 0.5%
Core Laboratories N.V.	4,848	487,369
Fugro N.V. CVA *	61,787	992,431
Koninklijke Vopak N.V.	14,113	671,954
Nostrum Oil & Gas plc *	39,454	210,825
SBM Offshore N.V.	41,126	711,201
		3,073,780
Food & Staples Retailing 0.0%
Sligro Food Group N.V.	3,618	163,824

42

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.1%
ForFarmers N.V.	5,807	70,737
Refresco Group N.V.	11,820	230,949
Wessanen	2,849	50,252
		351,938
Insurance 0.0%
ASR Nederland N.V.	4,365	165,095
Materials 0.2%
Corbion N.V.	25,426	821,167
OCI N.V. *	18,152	388,881
		1,210,048
Media 0.1%
Altice N.V., Class A *	18,830	463,923
Altice N.V., Class B *	4,845	119,698
		583,621
Real Estate 0.2%
Eurocommercial Properties N.V. CVA	8,437	341,430
NSI N.V.	5,542	216,632
Vastned Retail N.V.	5,390	246,295
Wereldhave N.V.	6,489	314,159
		1,118,516
Retailing 0.0%
Beter Bed Holding N.V.	9,718	180,615
GrandVision N.V.	1,696	47,927
		228,542
Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	10,884	654,975
BE Semiconductor Industries N.V.	5,984	389,250
		1,044,225
Software & Services 0.1%
InterXion Holding N.V. *	5,083	243,323
Yandex N.V., Class A *	20,021	580,209
		823,532
Telecommunication Services 0.2%
VEON Ltd. ADR	271,663	1,111,102
Transportation 0.1%
PostNL N.V.	141,489	669,709
		16,395,155

New Zealand 1.0%
Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	164,290	498,584
Energy 0.1%
Z Energy Ltd.	105,986	616,187
Food, Beverage & Tobacco 0.0%
Fonterra Co-operative Group Ltd.	63,010	286,289
Health Care Equipment & Services 0.1%
EBOS Group Ltd.	6,437	87,445
Fisher & Paykel Healthcare Corp., Ltd.	44,717	368,464
		455,909
Media 0.1%
SKY Network Television Ltd.	199,485	495,882
Real Estate 0.0%
Kiwi Property Group Ltd.	241,784	248,825
Retailing 0.0%
Trade Me Group Ltd.	12,587	51,752
Telecommunication Services 0.1%
Chorus Ltd.	173,045	579,872
Security	Number of Shares	Value ($)
Transportation 0.2%
Air New Zealand Ltd.	310,892	782,692
Auckland International Airport Ltd.	71,378	373,163
Mainfreight Ltd.	21,625	394,638
		1,550,493
Utilities 0.3%
Genesis Energy Ltd.	171,655	319,760
Infratil Ltd.	306,022	710,460
Mercury NZ Ltd.	175,605	458,940
Meridian Energy Ltd.	243,775	527,328
		2,016,488
		6,800,281

Norway 1.4%
Automobiles & Components 0.1%
Kongsberg Automotive A.S.A. *	319,921	338,114
Banks 0.1%
Sparebank 1 Nord Norge	9,022	67,236
SpareBank 1 SMN	40,420	408,680
SpareBank 1 SR Bank A.S.A.	8,417	84,033
		559,949
Capital Goods 0.1%
Kongsberg Gruppen A.S.A.	5,494	93,427
Veidekke A.S.A.	24,656	326,119
		419,546
Commercial & Professional Services 0.0%
Tomra Systems A.S.A.	19,145	272,114
Diversified Financials 0.0%
Aker A.S.A., A Shares	7,442	281,813
Energy 0.4%
Aker Solutions A.S.A. *	97,909	489,683
BW LPG Ltd.	59,653	268,981
Fred Olsen Energy A.S.A. *(a)	239,663	350,357
Petroleum Geo-Services A.S.A. *	349,911	767,429
TGS Nopec Geophysical Co. A.S.A.	39,383	832,267
		2,708,717
Food, Beverage & Tobacco 0.2%
Austevoll Seafood A.S.A.	35,101	311,796
Bakkafrost P/F	5,182	203,580
Leroy Seafood Group A.S.A.	59,520	345,473
Salmar A.S.A.	7,706	200,344
		1,061,193
Insurance 0.2%
Gjensidige Forsikring A.S.A.	52,651	911,246
Storebrand A.S.A.	92,632	772,665
		1,683,911
Materials 0.0%
Borregaard A.S.A.	25,208	315,285
Media 0.1%
Schibsted A.S.A., B Shares	13,728	321,251
Schibsted A.S.A., Class A	11,639	297,087
		618,338
Retailing 0.0%
XXL A.S.A.	17,708	172,478
Semiconductors & Semiconductor Equipment 0.1%
REC Silicon A.S.A. *(a)	3,937,775	483,340
Software & Services 0.1%
Atea A.S.A. *	51,023	625,615
		9,540,413

43

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Portugal 0.6%
Banks 0.1%
Banco Comercial Portugues S.A., Class R *	3,573,218	1,018,511
Banco Espirito Santo S.A. *(d)	320,558	—
		1,018,511
Capital Goods 0.0%
Mota-Engil SGPS, S.A.	100,597	282,980
Food & Staples Retailing 0.1%
Sonae SGPS, S.A.	521,786	599,617
Materials 0.1%
Semapa-Sociedade de Investimento e Gestao	16,648	323,308
The Navigator Co., S.A.	110,672	477,018
		800,326
Media 0.1%
NOS SGPS, S.A.	54,845	349,030
Transportation 0.1%
CTT-Correios de Portugal S.A.	59,907	390,655
Utilities 0.1%
Redes Energeticas Nacionais SGPS, S.A.	110,666	358,613
		3,799,732

Singapore 1.9%
Capital Goods 0.5%
CWT Ltd.	34,500	52,699
Sembcorp Marine Ltd. (a)	509,196	632,783
Singapore Technologies Engineering Ltd.	357,900	995,189
United Engineers Ltd.	172,800	333,810
Yangzijiang Shipbuilding Holdings Ltd.	1,050,000	1,095,619
		3,110,100
Consumer Services 0.1%
Genting Singapore plc	1,250,100	1,074,076
Diversified Financials 0.1%
Singapore Exchange Ltd.	95,200	531,341
Energy 0.0%
China Aviation Oil Singapore Corp., Ltd.	143,100	173,150
Sakari Resources Ltd. *(d)	18,000	—
		173,150
Media 0.0%
Asian Pay Television Trust	150,000	63,611
Real Estate 0.8%
Ascendas Real Estate Investment Trust	289,600	576,538
Ascott Residence Trust	61,000	53,566
CapitaLand Commercial Trust	230,002	291,783
CapitaLand Mall Trust	351,900	521,664
City Developments Ltd.	134,200	1,113,949
Fortune Real Estate Investment Trust	53,800	66,950
Global Logistic Properties Ltd.	259,900	634,319
Mapletree Greater China Commercial Trust	242,400	198,507
Mapletree Industrial Trust	190,800	261,133
Mapletree Logistics Trust	236,600	209,420
Suntec Real Estate Investment Trust	220,000	308,425
UOL Group Ltd.	101,001	587,667
Wing Tai Holdings Ltd.	195,100	293,600
Yanlord Land Group Ltd.	184,400	246,254
		5,363,775
Semiconductors & Semiconductor Equipment 0.1%
Kulicke & Soffa Industries, Inc. *	19,827	427,073
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.1%
Venture Corp., Ltd.	105,700	1,026,842
Telecommunication Services 0.1%
M1 Ltd. (a)	176,700	235,342
StarHub Ltd.	160,300	322,862
		558,204
Transportation 0.1%
SATS Ltd.	129,549	461,568
Singapore Post Ltd. (a)	351,800	341,188
		802,756
		13,130,928

Spain 1.6%
Banks 0.2%
Bankia S.A.	159,357	805,442
Bankinter S.A.	100,044	973,667
Caja de Ahorros del Mediterraneo *(d)	5,382	—
		1,779,109
Capital Goods 0.4%
Construcciones y Auxiliar de Ferrocarriles S.A.	5,439	242,030
Fomento de Construcciones y Contratas S.A. *	31,002	341,044
Obrascon Huarte Lain S.A. (a)	193,869	814,093
Sacyr S.A. *	159,770	426,330
Siemens Gamesa Renewable Energy S.A.	24,327	398,018
Talgo S.A.	10,099	58,368
Zardoya Otis S.A.	32,246	338,275
		2,618,158
Commercial & Professional Services 0.1%
Applus Services S.A.	21,732	279,904
Prosegur Cia de Seguridad S.A.	75,323	514,823
		794,727
Consumer Services 0.1%
Melia Hotels International S.A.	18,464	286,194
NH Hotel Group S.A.	41,685	277,717
		563,911
Diversified Financials 0.1%
Bolsas y Mercados Espanoles, SHMSF, S.A.	13,269	486,681
Energy 0.0%
Tecnicas Reunidas S.A.	8,630	306,029
Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	22,144	530,048
Viscofan S.A.	9,887	588,215
		1,118,263
Insurance 0.1%
Grupo Catalana Occidente S.A.	9,185	408,605
Materials 0.2%
Acerinox S.A.	64,806	831,984
Ence Energia y Celulosa S.A.	65,272	278,168
Vidrala S.A.	4,280	333,845
		1,443,997
Media 0.1%
Mediaset Espana Comunicacion S.A.	35,205	443,717
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Almirall S.A.	12,446	120,521
Software & Services 0.1%
Indra Sistemas S.A. *	29,220	452,103
Telecommunication Services 0.0%
Cellnex Telecom S.A.U.	12,404	278,995

44

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transportation 0.0%
Cia de Distribucion Integral Logista Holdings S.A.	2,383	61,639
Utilities 0.0%
EDP Renovaveis S.A.	30,121	240,722
		11,117,177

Sweden 2.3%
Capital Goods 0.6%
AddTech AB, B Shares	3,116	60,785
Bergman & Beving AB	11,879	147,130
Eltel AB *	15,402	49,027
Haldex AB *	3,526	47,057
Indutrade AB	14,822	365,634
Inwido AB	15,008	188,674
Lindab International AB	17,232	181,203
Momentum Group AB, Class B *	2,986	30,789
NCC AB, B Shares	32,122	835,803
Nibe Industrier AB, B Shares	45,064	429,645
Nolato AB, Class B	6,671	292,954
Peab AB	78,146	917,299
Saab AB, Class B	11,435	530,578
Sweco AB, B Shares	2,359	57,647
		4,134,225
Commercial & Professional Services 0.2%
AF AB, B Shares	18,080	396,031
Intrum Justitia AB (a)	13,298	432,708
Loomis AB, Class B	17,005	631,858
		1,460,597
Consumer Durables & Apparel 0.2%
Bonava AB, B Shares	27,788	486,244
JM AB	24,400	856,418
Nobia AB	34,595	355,184
		1,697,846
Consumer Services 0.1%
Betsson AB *	39,589	380,748
Kindred Group plc SDR	4,472	49,767
		430,515
Diversified Financials 0.2%
LE Lundbergfortagen AB, B Shares	9,246	727,766
Ratos AB, B Shares	134,210	641,142
		1,368,908
Food & Staples Retailing 0.2%
Axfood AB	30,220	508,954
ICA Gruppen AB	15,027	602,117
		1,111,071
Food, Beverage & Tobacco 0.1%
AAK AB	4,758	351,691
Health Care Equipment & Services 0.1%
Capio AB	63,286	359,565
Elekta AB, B Shares	48,330	465,166
		824,731
Materials 0.2%
BillerudKorsnas AB	37,259	589,153
Hexpol AB	33,021	337,736
Holmen AB, B Shares	9,457	427,131
		1,354,020
Media 0.1%
Modern Times Group MTG AB, B Shares	15,125	525,654
Security	Number of Shares	Value ($)
Real Estate 0.2%
Castellum AB	30,844	479,426
Fabege AB	14,747	291,273
Hemfosa Fastigheter AB	5,392	66,146
Wihlborgs Fastigheter AB	9,756	237,310
		1,074,155
Retailing 0.1%
Bilia AB	35,109	339,184
Clas Ohlson AB, B Shares	15,370	316,012
Mekonomen AB	9,757	205,473
		860,669
Telecommunication Services 0.0%
Com Hem Holding AB	20,935	305,969
Transportation 0.0%
SAS AB *	94,378	225,590
		15,725,641

Switzerland 3.0%
Automobiles & Components 0.0%
Autoneum Holding AG	717	172,294
Banks 0.1%
Banque Cantonale Vaudoise	476	344,385
Valiant Holding AG	2,940	346,558
		690,943
Capital Goods 0.8%
Arbonia AG *	17,168	326,688
Belimo Holding AG	75	311,030
Bucher Industries AG	1,880	626,882
Burckhardt Compression Holding AG	704	209,136
Conzzeta AG	332	347,468
Daetwyler Holding AG	1,568	256,276
dormakaba Holding AG, Series B *	388	345,841
Huber & Suhner AG	978	69,738
Implenia AG	4,232	312,977
OC Oerlikon Corp. AG *	58,757	859,671
Rieter Holding AG *	203	47,026
Schweiter Technologies AG	228	300,073
SFS Group AG *	2,910	331,041
Sulzer AG	4,404	494,166
Zehnder Group AG	5,763	202,341
		5,040,354
Commercial & Professional Services 0.1%
DKSH Holding AG	8,115	639,079
Consumer Durables & Apparel 0.1%
Forbo Holding AG	233	353,774
Metall Zug AG, B Shares	19	79,502
		433,276
Diversified Financials 0.3%
Cembra Money Bank AG *	4,260	382,144
GAM Holding AG *	65,424	1,031,475
Partners Group Holding AG	1,100	714,085
		2,127,704
Food, Beverage & Tobacco 0.1%
Barry Callebaut AG *	322	459,215
Bell Food Group AG	142	65,350
Emmi AG *	527	371,294
		895,859
Health Care Equipment & Services 0.2%
Sonova Holding AG	6,201	1,005,748
Straumann Holding AG	508	286,876
		1,292,624
Household & Personal Products 0.0%
Oriflame Holding AG *	7,575	290,807

45

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insurance 0.1%
Helvetia Holding AG	1,355	757,344
Materials 0.2%
EMS-Chemie Holding AG	835	581,008
Schmolz & Bickenbach AG *	500,296	459,952
		1,040,960
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Tecan Group AG	260	48,491
Vifor Pharma AG	6,123	653,592
		702,083
Real Estate 0.2%
Allreal Holding AG *	2,909	528,939
Mobimo Holding AG *	1,095	312,550
PSP Swiss Property AG	2,367	215,372
		1,056,861
Retailing 0.2%
Dufry AG *	4,977	792,864
Valora Holding AG	1,401	465,092
		1,257,956
Software & Services 0.0%
Temenos Group AG *	3,237	312,909
Technology Hardware & Equipment 0.2%
ALSO Holding AG *	420	54,924
Inficon Holding AG *	413	226,497
Kudelski S.A. - BR	10,839	172,574
Logitech International S.A.	19,065	691,964
		1,145,959
Telecommunication Services 0.1%
Sunrise Communications Group AG *	7,884	621,764
Transportation 0.2%
Flughafen Zuerich AG	2,297	585,824
Panalpina Welttransport Holding AG	3,695	467,815
Wizz Air Holdings plc *	10,924	374,941
		1,428,580
Utilities 0.0%
BKW AG	4,133	235,504
		20,142,860

United Kingdom 11.1%
Banks 0.1%
The Paragon Group of Cos. plc	52,033	297,124
Capital Goods 1.7%
Bodycote plc	62,947	755,670
Chemring Group plc	146,813	346,732
Costain Group plc	7,333	45,336
Diploma plc	18,766	267,407
Fenner plc	110,945	504,648
Galliford Try plc	27,475	491,299
Grafton Group plc	89,376	905,192
Howden Joinery Group plc	101,698	570,410
John Laing Group plc	15,523	63,983
Keller Group plc	36,605	425,011
Kier Group plc	24,077	409,196
Melrose Industries plc	328,849	1,008,345
Morgan Advanced Materials plc	107,423	424,351
Morgan Sindall Group plc	5,146	93,018
Polypipe Group plc	8,477	44,872
QinetiQ Group plc	195,714	622,504
Rotork plc	189,014	577,373
Senior plc	166,009	544,607
SIG plc	646,277	1,411,215
Spirax-Sarco Engineering plc	12,526	919,327
Tyman plc	9,858	45,913
Security	Number of Shares	Value ($)
Ultra Electronics Holdings plc	17,444	482,126
Vesuvius plc	96,313	690,655
		11,649,190
Commercial & Professional Services 1.1%
Berendsen plc	71,776	1,207,379
Cape plc	17,049	58,711
De La Rue plc	33,791	297,374
Hays plc	445,633	980,002
HomeServe plc	50,206	480,253
Interserve plc	176,108	524,546
Mears Group plc	9,979	65,041
Mitie Group plc	234,957	825,226
Pagegroup plc	116,733	754,564
PayPoint plc	13,903	164,359
Renewi plc	38,562	46,808
Rentokil Initial plc	236,422	906,090
RPS Group plc	122,318	440,011
Serco Group plc *	373,046	546,164
		7,296,528
Consumer Durables & Apparel 0.2%
Bovis Homes Group plc	33,735	449,996
Coats Group plc	640,625	670,276
Crest Nicholson Holdings plc	42,983	305,109
McCarthy & Stone plc	22,087	49,453
Redrow plc	7,409	57,871
		1,532,705
Consumer Services 0.9%
AA plc	159,658	514,486
Domino's Pizza Group plc	47,827	168,080
EI Group plc *	428,054	804,804
Greggs plc	36,389	528,128
J.D. Wetherspoon plc	29,350	396,151
Ladbrokes Coral Group plc	410,062	684,411
Marston's plc	235,165	359,921
Merlin Entertainments plc	83,500	517,032
Mitchells & Butlers plc	122,373	390,408
SSP Group plc	47,536	319,553
The Restaurant Group plc	91,118	402,019
Thomas Cook Group plc	577,792	837,106
		5,922,099
Diversified Financials 1.3%
Ashmore Group plc	90,575	429,989
Brewin Dolphin Holdings plc	44,844	212,540
Close Brothers Group plc	27,606	561,311
Hargreaves Lansdown plc	14,887	270,878
IG Group Holdings plc	89,478	751,581
Intermediate Capital Group plc	87,676	1,048,343
International Personal Finance plc	175,512	439,984
Janus Henderson Group plc *	40,217	1,346,867
Jupiter Fund Management plc	92,400	650,110
London Stock Exchange Group plc	21,404	1,059,645
NEX Group plc	85,658	753,255
Rathbone Brothers plc	1,503	53,027
Schroders plc	18,239	828,816
Schroders plc, Non-Voting Shares	1,760	57,157
TP ICAP plc	65,490	420,718
		8,884,221
Energy 0.4%
EnQuest plc *	1,027,807	456,255
Hunting plc *	66,914	414,129
James Fisher & Sons plc	2,091	43,314
Premier Oil plc *(a)	978,273	782,629
Soco International plc	120,395	192,605
Tullow Oil plc *	430,772	958,101
		2,847,033

46

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food & Staples Retailing 0.1%
Conviviality plc	81,035	411,365
Food, Beverage & Tobacco 0.3%
Britvic plc	50,737	477,782
Cranswick plc	15,375	588,693
Dairy Crest Group plc	65,868	515,789
Greencore Group plc	104,659	308,915
Nomad Foods Ltd. *	7,133	101,645
Premier Foods plc *	124,884	64,673
		2,057,497
Health Care Equipment & Services 0.0%
Spire Healthcare Group plc	55,021	250,276
Household & Personal Products 0.2%
Avon Products, Inc. *	348,107	1,267,110
PZ Cussons plc	55,658	266,349
		1,533,459
Insurance 0.5%
Beazley plc	27,173	183,638
esure Group plc	64,630	252,749
Jardine Lloyd Thompson Group plc	6,002	93,999
Lancashire Holdings Ltd.	94,493	906,381
Novae Group plc	21,888	203,741
Saga plc	201,997	556,217
St. James's Place plc	48,548	779,795
		2,976,520
Materials 1.1%
Centamin plc	181,679	398,489
Elementis plc	133,445	521,613
Essentra plc	77,547	547,900
Evraz plc *	257,917	810,574
Ferrexpo plc	20,548	64,545
Hill & Smith Holdings plc	14,489	256,165
KAZ Minerals plc *	138,474	1,311,579
Marshalls plc	45,690	231,066
Petra Diamonds Ltd. *	28,721	36,189
Randgold Resources Ltd.	9,430	877,783
RPC Group plc	39,736	469,831
Synthomer plc	59,432	384,097
Vedanta Resources plc	85,896	872,418
Victrex plc	18,253	475,042
		7,257,291
Media 0.2%
Cineworld Group plc	30,697	279,100
Daily Mail & General Trust plc	67,922	570,408
UBM plc	70,456	672,743
		1,522,251
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
BTG plc *	6,051	52,603
Dechra Pharmaceuticals plc	2,048	47,918
Genus plc	8,593	196,027
Indivior plc *	137,325	695,170
		991,718
Real Estate 0.5%
Countrywide plc	91,270	186,052
Derwent London plc	8,520	320,118
Grainger plc	73,640	255,514
Hammerson plc	103,129	781,569
Intu Properties plc	183,574	618,871
Mapeley Ltd. *(d)	2,199	—
Savills plc	35,973	433,810
Segro plc	100,760	701,259
Shaftesbury plc	15,785	204,794
St. Modwen Properties plc	10,287	48,658
The Unite Group plc	6,043	53,512
		3,604,157
Security	Number of Shares	Value ($)
Retailing 0.8%
ASOS plc *	588	44,825
B&M European Value Retail S.A.	74,533	354,223
BCA Marketplace plc	17,305	44,295
Card Factory plc	64,575	261,309
Dunelm Group plc	26,743	212,414
Halfords Group plc	124,483	547,257
Headlam Group plc	35,705	277,002
JD Sports Fashion plc	43,670	206,423
John Menzies plc	39,215	363,217
Lookers plc	216,158	313,111
N Brown Group plc	110,000	453,399
Ocado Group plc *	12,987	51,593
Pendragon plc	1,361,186	538,785
Pets at Home Group plc	107,217	229,876
Sports Direct International plc *(a)	139,394	697,411
SuperGroup plc	2,195	43,383
Vertu Motors plc	397,026	229,178
WH Smith plc	30,987	719,868
		5,587,569
Semiconductors & Semiconductor Equipment 0.1%
Dialog Semiconductor plc *	6,880	299,810
Software & Services 0.4%
Auto Trader Group plc	9,140	46,161
AVEVA Group plc	12,548	328,503
Computacenter plc	50,402	588,529
Fidessa Group plc	9,343	279,087
Micro Focus International plc	14,304	421,229
Moneysupermarket.com Group plc	84,488	369,916
Playtech plc	36,535	463,002
Rightmove plc	3,908	216,791
Worldpay Group plc	14,435	70,440
		2,783,658
Technology Hardware & Equipment 0.4%
Electrocomponents plc	120,718	988,018
Halma plc	44,225	641,022
Laird plc	184,224	363,383
Renishaw plc	1,036	56,945
Spirent Communications plc	262,689	409,845
		2,459,213
Telecommunication Services 0.1%
KCOM Group plc	196,128	237,423
TalkTalk Telecom Group plc (a)	253,818	602,797
		840,220
Transportation 0.5%
BBA Aviation plc	202,742	801,830
Dart Group plc	5,692	36,517
Go-Ahead Group plc	15,811	374,456
National Express Group plc	181,550	872,645
Northgate plc	98,956	563,639
Stagecoach Group plc	195,120	464,108
Stolt-Nielsen Ltd.	6,780	103,474
		3,216,669
Utilities 0.0%
Atlantica Yield plc	3,352	72,437
Telecom Plus plc	12,609	190,540
		262,977
		74,483,550
Total Common Stock
(Cost $534,061,910)		665,360,444

47

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Preferred Stock 0.1% of net assets

Germany 0.1%
Automobiles & Components 0.1%
Schaeffler AG	20,956	292,175
Health Care Equipment & Services 0.0%
Sartorius AG	506	47,825
		340,000

Italy 0.0%
Capital Goods 0.0%
Danieli & C Officine Meccaniche S.p.A - RSP	14,338	268,348
Materials 0.0%
Buzzi Unicem S.p.A.	2,000	28,487
		296,835

Sweden 0.0%
Transportation 0.0%
SAS AB	3,078	209,297
Total Preferred Stock
(Cost $813,071)		846,132

Other Investment Company 2.0% of net assets

United States 2.0%
Securities Lending Collateral 2.0%
Wells Fargo Government Money Market Fund,Select Class 0.89% (b)	13,720,164	13,720,164
Total Other Investment Company
(Cost $13,720,164)		13,720,164
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Barclays Capital, Inc.
U.S. Dollar
0.59%, 08/01/17 (c)	6,706,822	6,706,822
Brown Brothers Harriman
Australian Dollar
0.58%, 08/01/17 (c)	11,327	9,062
Danish Krone
(0.70%), 08/01/17 (c)	42,453	6,758
Hong Kong Dollar
0.01%, 08/01/17 (c)	45,706	5,852
New Zealand Dollar
0.80%, 08/01/17 (c)	2,410	1,810
Norwegian Krone
0.07%, 08/01/17 (c)	5,847	744
Singapore Dollar
0.01%, 08/01/17 (c)	1,765	1,302
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Swedish Krone
(0.95%), 08/01/17 (c)	9,144	1,133
Swiss Franc
(1.45%), 08/02/17 (c)	10,973	11,348
Sumitomo Mitsui Banking Corp.
Euro
(0.56%), 08/01/17 (c)	18,775	22,226
Great British Pound
0.05%, 08/01/17 (c)	29,470	38,883
Japanese Yen
(0.22%), 08/01/17 (c)	3,892,127	35,304
U.S. Dollar
0.59%, 08/01/17 (c)	113,723	113,723
Wells Fargo
Canadian Dollar
0.15%, 08/01/17 (c)	60,015	48,137
Total Short-Term Investments
(Cost $7,003,104)		7,003,104

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $560,490,931 and the unrealized appreciation and depreciation were $141,676,805 and ($15,237,892), respectively, with a net unrealized appreciation of $126,438,913.
At 07/31/17, the values of certain foreign securities held by the fund aggregating $534,924,907 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $12,897,105.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt
In addition to the above, the fund held the following at July 31, 2017:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE Index, e-mini, Long expires 09/15/17	78	7,561,710	30,385

48

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Australia [1]	—	31,094,122	—	31,094,122
Insurance	528,806	—	—	528,806
Materials	251,280	5,213,331	—	5,464,611
Transportation	—	2,382,638	— *	2,382,638
Austria [1]	—	3,153,978	—	3,153,978
Capital Goods	51,778	1,092,622	—	1,144,400
Energy	252,595	—	—	252,595
Materials	782,193	951,570	—	1,733,763
Real Estate	572,868	593,097	—	1,165,965
Belgium [1]	—	5,727,810	—	5,727,810
Capital Goods	233,387	—	—	233,387
Diversified Financials	50,336	902,851	—	953,187
Health Care Equipment & Services	437,709	—	—	437,709
Real Estate	251,680	494,046	—	745,726
Utilities	565,870	—	—	565,870
Canada [1]	58,158,276	—	—	58,158,276
Denmark [1]	—	8,465,435	—	8,465,435
Food, Beverage & Tobacco	426,093	406,949	—	833,042
Software & Services	294,116	—	—	294,116
Finland [1]	—	2,019,525	—	2,019,525
Capital Goods	596,914	3,766,910	—	4,363,824
Materials	311,322	2,281,582	—	2,592,904
Media	514,837	—	—	514,837
Real Estate	340,876	—	—	340,876
Transportation	96,186	—	—	96,186
France [1]	—	16,902,958	—	16,902,958
Capital Goods	57,747	1,419,517	—	1,477,264
Materials	526,184	854,101	—	1,380,285
Media	426,256	3,015,512	—	3,441,768
Real Estate	276,580	3,059,840	—	3,336,420
Retailing	702,230	—	—	702,230
Germany [1]	—	15,573,084	—	15,573,084
Pharmaceuticals, Biotechnology & Life Sciences	971,105	538,496	—	1,509,601
Greece [1]	—	—	— *	—
Hong Kong[1]	—	17,036,517	—	17,036,517
Consumer Services	482,840	2,454,824	—	2,937,664
Media	389,594	—	—	389,594
Real Estate	263,328	4,803,431	—	5,066,759
Transportation	49,647	3,331,060	—	3,380,707
Ireland [1]	—	1,623,162	—	1,623,162
Capital Goods	602,288	—	—	602,288
Food & Staples Retailing	450,180	—	—	450,180
Food, Beverage & Tobacco	1,213,556	—	—	1,213,556
49

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Pharmaceuticals, Biotechnology & Life Sciences	$1,035,755	$—	$—	$1,035,755
Transportation	235,235	—	—	235,235
Israel [1]	—	5,684,703	—	5,684,703
Pharmaceuticals, Biotechnology & Life Sciences	50,077	—	—	50,077
Italy [1]	—	4,925,922	—	4,925,922
Automobiles & Components	315,258	1,730,549	—	2,045,807
Capital Goods	509,200	3,033,759	—	3,542,959
Consumer Durables & Apparel	671,046	981,455	—	1,652,501
Food, Beverage & Tobacco	369,327	515,729	—	885,056
Insurance	543,341	1,648,231	—	2,191,572
Pharmaceuticals, Biotechnology & Life Sciences	440,386	—	—	440,386
Real Estate	239,731	—	—	239,731
Technology Hardware & Equipment	247,216	—	—	247,216
Transportation	830,094	601,609	— *	1,431,703
Utilities	2,273,623	2,193,378	—	4,467,001
Japan [1]	—	243,490,034	—	243,490,034
Real Estate	3,324,505	4,273,327	—	7,597,832
Luxembourg [1]	—	1,826,467	—	1,826,467
Banks	—	—	— *	—
Materials	986,483	960,642	—	1,947,125
Netherlands [1]	—	3,720,869	—	3,720,869
Capital Goods	347,978	3,733,044	—	4,081,022
Consumer Durables & Apparel	53,854	255,604	—	309,458
Diversified Financials	886,087	361,390	—	1,247,477
Energy	698,194	2,375,586	—	3,073,780
Food & Staples Retailing	163,824	—	—	163,824
Food, Beverage & Tobacco	120,989	230,949	—	351,938
Insurance	165,095	—	—	165,095
Real Estate	804,357	314,159	—	1,118,516
Retailing	180,615	47,927	—	228,542
Software & Services	823,532	—	—	823,532
Telecommunication Services	1,111,102	—	—	1,111,102
New Zealand[1]	—	4,001,622	—	4,001,622
Food, Beverage & Tobacco	286,289	—	—	286,289
Media	495,882	—	—	495,882
Utilities	458,940	1,557,548	—	2,016,488
Norway [1]	—	6,543,273	—	6,543,273
Automobiles & Components	338,114	—	—	338,114
Banks	492,713	67,236	—	559,949
Capital Goods	326,119	93,427	—	419,546
Food, Beverage & Tobacco	203,580	857,613	—	1,061,193
Media	618,338	—	—	618,338
Portugal [1]	—	1,980,895	—	1,980,895
Banks	—	1,018,511	— *	1,018,511
Materials	323,308	477,018	—	800,326
50

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Singapore [1]	$—	$4,056,830	$—	$4,056,830
Capital Goods	52,699	3,057,401	—	3,110,100
Energy	—	173,150	— *	173,150
Real Estate	120,516	5,243,259	—	5,363,775
Semiconductors & Semiconductor Equipment	427,073	—	—	427,073
Spain [1]	—	5,419,487	—	5,419,487
Banks	—	1,779,109	— *	1,779,109
Capital Goods	242,030	2,376,128	—	2,618,158
Food, Beverage & Tobacco	530,048	588,215	—	1,118,263
Pharmaceuticals, Biotechnology & Life Sciences	120,521	—	—	120,521
Transportation	61,639	—	—	61,639
Sweden [1]	—	8,533,666	—	8,533,666
Capital Goods	573,638	3,560,587	—	4,134,225
Commercial & Professional Services	631,858	828,739	—	1,460,597
Consumer Services	430,515	—	—	430,515
Retailing	655,196	205,473	—	860,669
Telecommunication Services	305,969	—	—	305,969
Switzerland [1]	—	11,252,751	—	11,252,751
Capital Goods	2,338,634	2,701,720	—	5,040,354
Commercial & Professional Services	639,079	—	—	639,079
Food, Beverage & Tobacco	65,350	830,509	—	895,859
Real Estate	312,550	744,311	—	1,056,861
Retailing	465,092	792,864	—	1,257,956
United Kingdom[1]	—	847,210	—	847,210
Capital Goods	5,326,150	6,323,040	—	11,649,190
Commercial & Professional Services	2,462,318	4,834,210	—	7,296,528
Consumer Durables & Apparel	1,532,705	—	—	1,532,705
Consumer Services	3,885,395	2,036,704	—	5,922,099
Diversified Financials	2,260,596	6,623,625	—	8,884,221
Energy	235,919	2,611,114	—	2,847,033
Food & Staples Retailing	411,365	—	—	411,365
Food, Beverage & Tobacco	1,270,800	786,697	—	2,057,497
Household & Personal Products	1,533,459	—	—	1,533,459
Insurance	2,013,087	963,433	—	2,976,520
Materials	1,071,320	6,185,971	—	7,257,291
Media	570,408	951,843	—	1,522,251
Pharmaceuticals, Biotechnology & Life Sciences	196,027	795,691	—	991,718
Real Estate	668,520	2,935,637	— *	3,604,157
Retailing	3,200,115	2,387,454	—	5,587,569
Software & Services	1,330,618	1,453,040	—	2,783,658
Technology Hardware & Equipment	773,228	1,685,985	—	2,459,213
Telecommunication Services	840,220	—	—	840,220
Transportation	1,078,086	2,138,583	—	3,216,669
Utilities	72,437	190,540	—	262,977
51

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Stock[1]	$—	$340,000	$—	$340,000
Italy [1]	—	28,487	—	28,487
Capital Goods	268,348	—	—	268,348
Sweden [1]	209,297	—	—	209,297
Other Investment Company[1]	13,720,164	—	—	13,720,164
Short-Term Investments[1]	—	7,003,104	—	7,003,104
Total	$145,001,833	$541,928,011	$—	$686,929,844
Other Financial Instruments
Futures Contracts[2]	$30,385	$—	$—	$30,385
*	Level 3 amount shown includes securities determined to have no value at July 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $4,120,429 and $22,991,437 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2017. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
52

Schwab Capital Trust
Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
88.9%	Common Stock	358,168,936	428,746,846
9.4%	Preferred Stock	29,642,139	45,386,024
0.3%	Other Investment Company	1,637,439	1,637,439
0.5%	Short-Term Investments	2,610,276	2,610,276
99.1%	Total Investments	392,058,790	478,380,585
0.9%	Other Assets and Liabilities, Net		4,147,727
100.0%	Net Assets		482,528,312

Security	Number of Shares	Value ($)
Common Stock 88.9% of net assets

Brazil 5.6%
Banks 0.9%
Banco Bradesco S.A.	124,342	1,202,210
Banco do Brasil S.A.	320,415	2,948,967
Itau Unibanco Holding S.A.	12,000	127,298
		4,278,475
Capital Goods 0.1%
Embraer S.A.	139,851	707,249
Diversified Financials 0.2%
B3 SA - Brasil Bolsa Balcao	108,133	710,518
Energy 1.4%
Petroleo Brasileiro S.A. *	1,158,858	5,128,430
Ultrapar Participacoes S.A.	67,114	1,592,649
		6,721,079
Food, Beverage & Tobacco 0.8%
Ambev S.A.	415,350	2,550,693
BRF S.A. *	78,718	931,989
JBS S.A.	213,900	528,173
		4,010,855
Materials 1.5%
Companhia Siderurgica Nacional S.A. *	215,416	526,390
Gerdau S.A.	9,000	30,680
Vale S.A.	660,176	6,626,424
		7,183,494
Software & Services 0.1%
Cielo S.A.	65,034	544,322
Telecommunication Services 0.2%
Tim Participacoes S.A.	231,147	788,688
Transportation 0.1%
CCR S.A.	99,400	544,439
Utilities 0.3%
Centrais Eletricas Brasileiras S.A. *	58,116	251,597
Companhia de Saneamento Basico do Estado de Sao Paulo	63,210	680,070
CPFL Energia S.A.	65,161	561,266
		1,492,933
		26,982,052

Security	Number of Shares	Value ($)
Chile 0.6%
Energy 0.2%
Empresas Copec S.A.	79,898	973,324
Food & Staples Retailing 0.2%
Cencosud S.A.	237,982	677,809
Transportation 0.1%
Latam Airlines Group S.A.	45,905	540,286
Utilities 0.1%
Enel Americas S.A.	3,165,764	639,642
		2,831,061

China 16.9%
Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., Class H	468,000	572,813
Banks 6.2%
Agricultural Bank of China Ltd., Class H	3,500,600	1,632,828
Bank of China Ltd., Class H	11,866,234	5,835,962
Bank of Communications Co., Ltd., Class H	1,026,000	758,918
China CITIC Bank Corp., Ltd., Class H	989,000	641,058
China Construction Bank Corp., Class H	14,343,960	11,909,997
China Merchants Bank Co., Ltd., Class H	336,150	1,103,761
China Minsheng Banking Corp., Ltd., Class H	618,500	621,598
Industrial & Commercial Bank of China Ltd., Class H	10,485,172	7,326,587
Postal Savings Bank of China Co., Ltd., Class H	185,000	107,965
		29,938,674
Capital Goods 0.4%
China Communications Construction Co., Ltd., Class H	513,322	683,684
China Railway Construction Corp., Ltd., Class H	339,500	448,073
China Railway Group Ltd., Class H	558,000	443,410
CITIC Ltd.	408,000	619,907
		2,195,074
Consumer Durables & Apparel 0.1%
Haier Electronics Group Co., Ltd. *	213,000	548,470
Energy 3.7%
China Petroleum & Chemical Corp., Class H	10,175,400	7,713,643
China Shenhua Energy Co., Ltd., Class H	692,000	1,721,295
CNOOC Ltd.	3,954,075	4,425,656
Kunlun Energy Co., Ltd.	550,000	548,282
PetroChina Co., Ltd., Class H	5,502,000	3,539,763
		17,948,639

53

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.1%
China Resources Beer Holdings Co., Ltd.	267,000	674,201
Health Care Equipment & Services 0.1%
Sinopharm Group Co., Ltd., Class H	107,200	448,683
Household & Personal Products 0.1%
Hengan International Group Co., Ltd.	47,000	358,381
Insurance 0.9%
China Life Insurance Co., Ltd., Class H	285,000	900,730
China Pacific Insurance Group Co., Ltd., Class H	147,600	650,355
People's Insurance Co., Group of China Ltd., Class H	815,000	379,272
PICC Property & Casualty Co., Ltd., Class H	392,000	729,260
Ping An Insurance Group Co. of China Ltd., Class H	228,500	1,691,383
		4,351,000
Materials 0.5%
Anhui Conch Cement Co., Ltd., Class H	153,500	567,076
China National Building Material Co., Ltd., Class H	1,688,000	1,029,732
Jiangxi Copper Co., Ltd., Class H	383,000	698,157
		2,294,965
Real Estate 0.8%
China Evergrande Group *(b)	588,000	1,635,338
China Overseas Land & Investment Ltd.	296,000	1,002,785
China Resources Land Ltd.	210,000	673,871
Shimao Property Holdings Ltd.	260,000	517,930
		3,829,924
Retailing 0.1%
JD.com, Inc. ADR *	13,185	595,566
Software & Services 0.8%
Alibaba Group Holding Ltd. ADR *	5,587	865,706
Baidu, Inc. ADR *	4,508	1,020,386
Tencent Holdings Ltd.	44,500	1,776,171
		3,662,263
Technology Hardware & Equipment 0.3%
Kingboard Chemical Holdings Ltd.	126,000	567,268
Lenovo Group Ltd.	1,362,000	842,461
		1,409,729
Telecommunication Services 2.4%
China Mobile Ltd.	758,555	8,108,306
China Telecom Corp., Ltd., Class H	3,293,000	1,565,268
China Unicom (Hong Kong) Ltd. *	1,351,056	1,958,115
		11,631,689
Utilities 0.3%
China Resources Power Holdings Co., Ltd.	352,000	670,253
Huaneng Power International, Inc., Class H	884,000	623,126
		1,293,379
		81,753,450

Colombia 0.5%
Banks 0.1%
Bancolombia S.A.	35,226	360,974
Energy 0.3%
Ecopetrol S.A.	2,996,326	1,399,761
Security	Number of Shares	Value ($)
Materials 0.1%
Grupo Argos S.A.	57,840	416,057
		2,176,792

Czech Republic 0.2%
Utilities 0.2%
CEZ A/S	58,252	1,056,848

Greece 1.0%
Banks 0.8%
Alpha Bank AE *	427,397	1,024,594
National Bank of Greece S.A. *	4,019,311	1,624,845
Piraeus Bank S.A. *(d)	3,642,460	983,973
		3,633,412
Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A.	51,735	660,209
Utilities 0.1%
HOLDING Co., ADMIE IPTO S.A. *	26,116	63,069
Public Power Corp. S.A. *	166,173	439,496
		502,565
		4,796,186

Hungary 0.5%
Banks 0.2%
OTP Bank plc	31,117	1,157,985
Energy 0.3%
MOL Hungarian Oil & Gas plc	14,296	1,238,980
		2,396,965

India 4.8%
Automobiles & Components 0.5%
Hero MotoCorp Ltd.	7,400	421,626
Mahindra & Mahindra Ltd.	27,542	602,313
Tata Motors Ltd. *	153,363	1,063,102
Tata Motors Ltd., Class A *	58,168	236,133
		2,323,174
Banks 0.8%
Housing Development Finance Corp., Ltd.	49,664	1,385,211
ICICI Bank Ltd.	241,886	1,138,228
State Bank of India	213,719	1,040,712
		3,564,151
Energy 1.9%
Bharat Petroleum Corp., Ltd.	83,386	612,337
Coal India Ltd.	164,924	640,374
Indian Oil Corp., Ltd.	191,444	1,097,166
Oil & Natural Gas Corp., Ltd.	520,392	1,374,264
Reliance Industries Ltd.	210,270	5,293,103
		9,017,244
Food, Beverage & Tobacco 0.1%
ITC Ltd.	130,687	580,712
Materials 0.4%
Hindalco Industries Ltd.	184,248	630,711
Tata Steel Ltd.	71,176	629,115
Vedanta Ltd.	187,000	815,494
		2,075,320

54

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Software & Services 0.8%
HCL Technologies Ltd.	28,600	398,469
Infosys Ltd.	137,685	2,164,031
Tata Consultancy Services Ltd.	26,089	1,013,151
		3,575,651
Telecommunication Services 0.2%
Bharti Airtel Ltd.	169,870	1,108,798
Utilities 0.1%
NTPC Ltd.	257,963	660,374
		22,905,424

Indonesia 1.4%
Automobiles & Components 0.3%
PT Astra International Tbk	2,317,500	1,386,668
Banks 0.5%
PT Bank Central Asia Tbk	449,700	631,400
PT Bank Mandiri (Persero) Tbk	689,100	705,347
PT Bank Rakyat Indonesia (Persero) Tbk	781,000	865,325
		2,202,072
Energy 0.1%
PT United Tractors Tbk	262,600	593,235
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,875,263	546,041
Telecommunication Services 0.3%
PT Telekomunikasi Indonesia (Persero) Tbk	4,218,400	1,482,636
Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	2,698,200	455,596
		6,666,248

Malaysia 1.9%
Banks 0.7%
CIMB Group Holdings Berhad	475,900	727,910
Malayan Banking Berhad	703,200	1,566,865
Public Bank Berhad	206,565	978,481
		3,273,256
Capital Goods 0.1%
Sime Darby Berhad	368,800	813,975
Consumer Services 0.2%
Genting Berhad	380,300	863,360
Materials 0.1%
Petronas Chemicals Group Berhad	334,800	543,908
Telecommunication Services 0.5%
Axiata Group Berhad	945,800	1,022,753
DiGi.com Berhad	371,700	416,714
Maxis Berhad	347,254	458,294
Telekom Malaysia Berhad	311,300	462,424
		2,360,185
Utilities 0.3%
Tenaga Nasional Berhad	452,600	1,492,240
		9,346,924

Mexico 3.2%
Banks 0.3%
Grupo Financiero Banorte S.A.B. de C.V., Class O	145,800	966,568
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B	279,100	573,172
		1,539,740
Security	Number of Shares	Value ($)
Capital Goods 0.2%
Alfa S.A.B. de C.V., Class A	536,100	743,207
Food & Staples Retailing 0.3%
Wal-Mart de Mexico S.A.B. de C.V.	664,237	1,532,754
Food, Beverage & Tobacco 0.6%
Coca-Cola Femsa S.A.B. de C.V., Series L	64,300	547,377
Fomento Economico Mexicano S.A.B. de C.V.	168,715	1,703,782
Grupo Bimbo S.A.B. de C.V., Series A	223,600	565,327
		2,816,486
Materials 0.7%
Cemex S.A.B. de C.V., Series CPO *	1,838,756	1,776,526
Grupo Mexico S.A.B. de C.V., Series B	457,836	1,491,358
		3,267,884
Media 0.2%
Grupo Televisa S.A.B., Series CPO	223,317	1,190,313
Telecommunication Services 0.9%
America Movil S.A.B. de C.V., Series L	5,031,319	4,454,070
		15,544,454

Peru 0.1%
Banks 0.1%
Credicorp Ltd.	3,233	598,558

Philippines 0.2%
Telecommunication Services 0.2%
PLDT, Inc.	22,425	727,557

Poland 2.5%
Banks 0.4%
Bank Pekao S.A.	18,103	643,236
Powszechna Kasa Oszczednosci Bank Polski S.A. *	114,192	1,169,149
		1,812,385
Energy 0.7%
Polski Koncern Naftowy Orlen S.A.	98,091	2,904,220
Polskie Gornictwo Naftowe i Gazownictwo S.A.	339,605	631,175
		3,535,395
Insurance 0.3%
Powszechny Zaklad Ubezpieczen S.A.	112,312	1,383,486
Materials 0.5%
KGHM Polska Miedz S.A.	67,073	2,281,912
Telecommunication Services 0.1%
Orange Polska S.A. *	512,828	777,714
Utilities 0.5%
PGE S.A.	369,017	1,344,765
Tauron Polska Energia S.A. *	843,097	893,504
		2,238,269
		12,029,161

Republic of Korea 18.6%
Automobiles & Components 2.2%
Hankook Tire Co., Ltd.	11,213	626,615
Hyundai Mobis Co., Ltd.	11,144	2,449,084
Hyundai Motor Co.	33,110	4,286,276
Hyundai Wia Corp.	5,400	333,051
Kia Motors Corp.	91,313	2,983,815
		10,678,841

55

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Banks 1.6%
Hana Financial Group, Inc.	32,930	1,502,502
Industrial Bank Of Korea	44,616	616,329
KB Financial Group, Inc.	39,641	2,107,719
Shinhan Financial Group Co., Ltd.	54,600	2,594,973
Woori Bank	39,000	666,083
		7,487,606
Capital Goods 1.1%
CJ Corp.	2,972	515,166
Daelim Industrial Co., Ltd.	6,159	504,713
Hyundai Engineering & Construction Co., Ltd.	16,125	652,135
Hyundai Heavy Industries Co., Ltd. *	9,159	1,427,109
LG Corp.	15,052	1,014,017
Samsung Heavy Industries Co., Ltd. *	79,866	799,260
SK Networks Co., Ltd.	109,164	617,534
		5,529,934
Consumer Durables & Apparel 0.5%
LG Electronics, Inc.	42,953	2,574,801
Energy 1.1%
GS Holdings Corp.	10,321	695,708
S-Oil Corp.	10,888	1,134,185
SK Innovation Co., Ltd.	22,179	3,500,421
		5,330,314
Food & Staples Retailing 0.2%
E-Mart, Inc.	4,878	1,107,350
Food, Beverage & Tobacco 0.2%
KT&G Corp.	10,895	1,109,750
Insurance 0.6%
Dongbu Insurance Co., Ltd.	6,700	479,538
Hyundai Marine & Fire Insurance Co., Ltd.	12,000	486,853
Samsung Fire & Marine Insurance Co., Ltd.	3,278	855,210
Samsung Life Insurance Co., Ltd.	7,343	823,483
		2,645,084
Materials 2.6%
Hyosung Corp.	3,496	523,352
Hyundai Steel Co.	19,728	1,104,504
Korea Zinc Co., Ltd.	1,050	462,900
LG Chem Ltd.	8,803	2,580,827
Lotte Chemical Corp.	2,605	857,659
POSCO	23,634	7,062,190
		12,591,432
Retailing 0.1%
Lotte Shopping Co., Ltd.	2,561	601,573
Semiconductors & Semiconductor Equipment 0.7%
SK Hynix, Inc.	60,427	3,552,645
Software & Services 0.2%
NAVER Corp.	570	409,275
Samsung SDS Co., Ltd.	3,131	500,237
		909,512
Technology Hardware & Equipment 6.5%
LG Display Co., Ltd.	85,546	2,413,904
Samsung Electro-Mechanics Co., Ltd.	13,502	1,127,593
Samsung Electronics Co., Ltd.	12,485	26,848,730
Samsung SDI Co., Ltd.	5,829	875,906
		31,266,133
Telecommunication Services 0.2%
LG Uplus Corp.	48,514	721,225
Security	Number of Shares	Value ($)
Transportation 0.2%
Hyundai Glovis Co., Ltd.	3,588	503,457
Korean Air Lines Co., Ltd. *	15,541	493,513
		996,970
Utilities 0.6%
Korea Electric Power Corp.	53,373	2,127,877
Korea Gas Corp. *	12,961	581,388
		2,709,265
		89,812,435

Russia 9.6%
Banks 0.6%
Sberbank of Russia PJSC *	953,740	2,624,500
VTB Bank PJSC	260,450,000	259,929
		2,884,429
Energy 7.7%
Bashneft PJSC *	3,309	125,354
Gazprom PJSC *	6,789,870	13,184,542
Gazprom PJSC ADR	719,000	2,798,873
Lukoil PJSC *	234,530	10,973,368
NovaTek PJSC	164,610	1,673,081
Rosneft PJSC *	227,770	1,185,897
Surgutneftegas OJSC *	10,739,505	4,781,496
Tatneft PJSC *	361,420	2,358,086
		37,080,697
Food & Staples Retailing 0.2%
Magnit PJSC *	6,664	1,061,626
Materials 0.5%
MMC Norilsk Nickel PJSC	11,950	1,784,805
Severstal PJSC *	30,300	422,497
		2,207,302
Telecommunication Services 0.6%
Mobile TeleSystems PJSC	392,102	1,548,996
Rostelecom PJSC	541,030	589,532
Sistema PJSC FC	3,794,100	761,483
		2,900,011
		46,134,065

South Africa 5.7%
Banks 0.7%
Barclays Africa Group Ltd.	65,664	720,853
Nedbank Group Ltd.	30,496	507,224
Standard Bank Group Ltd.	192,562	2,392,156
		3,620,233
Capital Goods 0.3%
Barloworld Ltd.	75,490	679,325
The Bidvest Group Ltd.	58,131	739,986
		1,419,311
Consumer Durables & Apparel 0.2%
Steinhoff International Holdings N.V.	165,706	829,187
Diversified Financials 0.4%
FirstRand Ltd.	342,513	1,347,278
Remgro Ltd.	25,575	414,972
		1,762,250
Food & Staples Retailing 0.4%
Bid Corp., Ltd.	37,163	892,502
Shoprite Holdings Ltd.	57,915	886,298
		1,778,800
Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	18,042	547,021

56

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insurance 0.2%
MMI Holdings Ltd.	205,000	321,218
Sanlam Ltd.	154,349	777,385
		1,098,603
Materials 1.7%
AngloGold Ashanti Ltd.	88,783	896,979
Gold Fields Ltd.	280,404	1,118,603
Impala Platinum Holdings Ltd. *	231,280	617,520
Sappi Ltd.	73,815	488,956
Sasol Ltd.	166,807	5,027,897
		8,149,955
Media 0.2%
Naspers Ltd., N Shares	4,827	1,067,030
Retailing 0.3%
Imperial Holdings Ltd.	64,303	849,371
Woolworths Holdings Ltd.	99,108	473,667
		1,323,038
Telecommunication Services 1.2%
MTN Group Ltd.	544,959	4,900,171
Telkom SA SOC Ltd.	84,681	417,983
Vodacom Group Ltd.	45,350	612,804
		5,930,958
		27,526,386

Taiwan 12.3%
Automobiles & Components 0.1%
Cheng Shin Rubber Industry Co., Ltd.	222,000	449,033
Banks 0.3%
CTBC Financial Holding Co., Ltd.	1,206,201	774,946
Mega Financial Holding Co., Ltd.	869,340	735,766
		1,510,712
Capital Goods 0.3%
Far Eastern New Century Corp.	984,817	810,526
Walsin Lihwa Corp.	1,026,000	451,775
		1,262,301
Consumer Durables & Apparel 0.1%
Pou Chen Corp.	435,267	587,993
Diversified Financials 0.1%
Fubon Financial Holding Co., Ltd.	465,674	723,403
Energy 0.1%
Formosa Petrochemical Corp.	185,330	650,603
Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	498,678	954,391
Insurance 0.2%
Cathay Financial Holding Co., Ltd.	488,599	796,116
Materials 1.3%
China Steel Corp.	1,773,198	1,455,992
Formosa Chemicals & Fibre Corp.	449,442	1,354,128
Formosa Plastics Corp.	452,732	1,357,779
Nan Ya Plastics Corp.	584,622	1,471,436
Taiwan Cement Corp.	613,299	710,796
		6,350,131
Retailing 0.1%
Hotai Motor Co., Ltd.	40,000	486,063
Semiconductors & Semiconductor Equipment 2.9%
Advanced Semiconductor Engineering, Inc.	841,117	1,128,474
MediaTek, Inc.	193,138	1,700,176
Siliconware Precision Industries Co., Ltd.	255,000	419,927
Security	Number of Shares	Value ($)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,279,803	9,046,799
United Microelectronics Corp.	3,182,965	1,460,948
		13,756,324
Technology Hardware & Equipment 6.1%
Acer, Inc. *	1,512,496	743,228
Asustek Computer, Inc.	187,041	1,739,539
AU Optronics Corp.	3,609,800	1,461,348
Catcher Technology Co., Ltd.	54,000	620,617
Compal Electronics, Inc.	2,172,305	1,442,720
Delta Electronics, Inc.	183,590	975,524
Foxconn Technology Co., Ltd.	152,317	457,968
Hon Hai Precision Industry Co., Ltd.	2,944,466	11,451,248
HTC Corp. *	435,473	1,033,636
Innolux Corp.	4,887,357	2,384,091
Inventec Corp.	881,639	704,271
Lite-On Technology Corp.	443,167	717,229
Pegatron Corp.	475,264	1,550,074
Quanta Computer, Inc.	638,500	1,513,854
Synnex Technology International Corp.	570,850	634,754
Wistron Corp.	1,234,653	1,245,941
WPG Holdings Ltd.	524,000	733,833
		29,409,875
Telecommunication Services 0.5%
Chunghwa Telecom Co., Ltd.	473,906	1,601,897
Far EasTone Telecommunications Co., Ltd.	182,622	441,512
Taiwan Mobile Co., Ltd.	141,334	505,817
		2,549,226
		59,486,171

Thailand 1.6%
Banks 0.2%
Kasikornbank PCL	102,900	612,151
The Siam Commercial Bank PCL	145,500	642,751
		1,254,902
Energy 0.9%
PTT Exploration & Production PCL	323,300	854,970
PTT PCL	236,687	2,759,742
Thai Oil PCL	219,500	565,628
		4,180,340
Materials 0.3%
PTT Global Chemical PCL	430,700	935,137
The Siam Cement PCL	26,800	407,365
		1,342,502
Telecommunication Services 0.2%
Advanced Info Service PCL	156,575	872,828
		7,650,572

Turkey 1.6%
Banks 0.7%
Akbank T.A.S.	308,420	917,515
Turkiye Garanti Bankasi A/S	342,681	1,026,222
Turkiye Halk Bankasi A/S	179,301	769,268
Turkiye Is Bankasi, Class C	309,648	666,570
		3,379,575
Capital Goods 0.2%
KOC Holding A/S	152,214	708,873
Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	206,126	633,586
Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S	34,031	1,048,761

57

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materials 0.1%
Eregli Demir ve Celik Fabrikalari TAS	277,608	618,936
Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri A/S	191,991	702,069
Transportation 0.1%
Turk Hava Yollari AO *	250,076	627,940
		7,719,740

United Arab Emirates 0.1%
Telecommunication Services 0.1%
Emirates Telecommunications Group Co. PJSC	118,738	605,797
Total Common Stock
(Cost $358,168,936)		428,746,846

Preferred Stock 9.4% of net assets

Brazil 6.7%
Banks 2.4%
Banco Bradesco S.A.	436,187	4,222,902
Itau Unibanco Holding S.A.	555,385	6,646,774
Itausa - Investimentos Itau S.A.	250,503	743,070
		11,612,746
Energy 1.3%
Petroleo Brasileiro S.A. *	1,441,754	6,144,567
Food & Staples Retailing 0.2%
Compania Brasileira de Distribuicao Grupo Pao de Acucar *	51,415	1,195,372
Materials 2.1%
Gerdau S.A.	473,706	1,619,352
Metalurgica Gerdau S.A. *	648,877	1,094,519
Vale S.A.	770,628	7,208,690
		9,922,561
Telecommunication Services 0.3%
Telefonica Brasil S.A.	85,472	1,280,291
Utilities 0.4%
Centrais Eletricas Brasileiras S.A., Class B	52,820	282,364
Companhia Energetica de Minas Gerais	530,108	1,448,369
Companhia Paranaense de Energia-Copel	51,944	431,596
		2,162,329
		32,317,866

Colombia 0.1%
Banks 0.1%
Bancolombia S.A.	53,184	582,397
Materials 0.0%
Grupo Argos S.A.	6,200	40,529
		622,926

Republic of Korea 1.2%
Automobiles & Components 0.3%
Hyundai Motor Co., Ltd.	5,406	487,790
Hyundai Motor Co., Ltd. 2nd	9,398	889,761
		1,377,551
Materials 0.1%
LG Chem Ltd.	1,565	320,789
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.8%
Samsung Electronics Co., Ltd.	2,276	3,924,242
		5,622,582

Russia 1.4%
Banks 0.0%
Sberbank of Russia PJSC *	55,000	124,176
Energy 1.4%
Surgutneftegas *	2,675,200	1,288,606
Transneft PJSC *	1,792	5,409,868
		6,698,474
		6,822,650
Total Preferred Stock
(Cost $29,642,139)		45,386,024

Other Investment Company 0.3% of net assets

United States 0.3%
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 0.89% (c)	1,637,439	1,637,439
Total Other Investment Company
(Cost $1,637,439)		1,637,439
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.5% of net assets

Time Deposits 0.5%
BNP Paribas
U.S. Dollar
0.59%, 08/01/17 (a)	2,114,181	2,114,181
Brown Brothers Harriman
Hong Kong Dollar
0.01%, 08/01/17 (a)	3,796,507	486,059
South African Rand
5.74%, 08/01/17 (a)	68,862	5,225
Euro
(0.56%), 08/01/17 (a)	2,470	2,924
Singapore Dollar
0.01%, 08/01/17 (a)	2,557	1,887
Total Short-Term Investments
(Cost $2,610,276)		2,610,276

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $417,224,521 and the unrealized appreciation and depreciation were $80,860,976 and ($19,704,912), respectively, with a net unrealized appreciation of $61,156,064.

58

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

At 07/31/17, the values of certain foreign securities held by the fund aggregating $328,983,482 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,553,571.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
In addition to the above, the fund held the following at July 31, 2017:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI Emerging Markets Index, e-mini, Long, expires 09/15/17	165	8,782,125	187,212

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$196,740,098	$—	$196,740,098
Brazil [1]	26,982,052	—	—	26,982,052
Chile [1]	2,831,061	—	—	2,831,061
China [1]	—	77,495,621	—	77,495,621
Retailing	595,566	—	—	595,566
Software & Services	1,886,092	1,776,171	—	3,662,263
Colombia [1]	2,176,792	—	—	2,176,792
Greece
Banks	—	2,649,439	983,973	3,633,412
Telecommunication Services	660,209	—	—	660,209
Utilities	63,069	439,496	—	502,565
Indonesia [1]	—	6,073,013	—	6,073,013
Energy	593,235	—	—	593,235
Malaysia [1]	—	6,986,739	—	6,986,739
Telecommunication Services	879,138	1,481,047	—	2,360,185
Mexico [1]	15,544,454	—	—	15,544,454
Peru [1]	598,558	—	—	598,558
Russia
Banks	2,884,429	—	—	2,884,429
Energy	34,281,824	2,798,873	—	37,080,697
Food & Staples Retailing	1,061,626	—	—	1,061,626
Materials	2,207,302	—	—	2,207,302
Telecommunication Services	2,900,011	—	—	2,900,011
South Africa[1]	—	18,718,025	—	18,718,025
Food & Staples Retailing	886,298	892,502	—	1,778,800
Insurance	321,218	777,385	—	1,098,603
Telecommunication Services	417,983	5,512,975	—	5,930,958
Thailand
Banks	642,751	612,151	—	1,254,902
Energy	4,180,340	—	—	4,180,340
Materials	935,137	407,365	—	1,342,502
Telecommunication Services	872,828	—	—	872,828
59

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Stock[1]	$—	$5,622,582	$—	$5,622,582
Brazil [1]	32,317,866	—	—	32,317,866
Colombia [1]	622,926	—	—	622,926
Russia [1]	6,822,650	—	—	6,822,650
Other Investment Company[1]	1,637,439	—	—	1,637,439
Short-Term Investments[1]	—	2,610,276	—	2,610,276
Total	$145,802,854	$331,593,758	$983,973	$478,380,585
Other Financial Instruments
Futures Contracts[2]	$187,212	$—	$—	$187,212
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017. The transfers in the amount of $2,292,658 and $2,841,852 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers into Level 3 from Level 1 or Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs.
60

Schwab Fundamental Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and
61

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation (CSC) if that company is included in its index. Below is the summary of investment activities involving CSC shares owned by the Schwab Fundamental US Large Company Index Fund during the report period:
Fund	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/17	Market Value at 07/31/17	Realized Gains (Losses) 11/01/16 to 07/31/17	Dividends Received 11/01/16 to 07/31/17
Schwab Fundamental US Large Company Index Fund	72,715	—	—	72,715	$3,119,474	$—	$16,724
REG87631JUL17
62

Schwab Capital Trust
Laudus Small-Cap MarketMasters Fund™

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
92.1%	Common Stock	146,367,051	163,032,423
7.7%	Other Investment Companies	13,283,982	13,551,555
0.0%	Rights	1,413	1,876
99.8%	Total Investments	159,652,446	176,585,854
0.2%	Other Assets and Liabilities, Net		388,773
100.0%	Net Assets		176,974,627

Security	Number of Shares	Value ($)
Common Stock 92.1% of net assets

Automobiles & Components 0.5%
Dana, Inc.	23,176	549,735
Visteon Corp. *	3,216	358,712
		908,447

Banks 10.8%
1st Source Corp.	12,490	613,259
Banc of California, Inc.	31,250	642,188
Banner Corp.	12,481	721,027
FCB Financial Holdings, Inc., Class A *	8,630	406,905
First Busey Corp.	31,418	918,662
First Interstate BancSystem, Inc., Class A	8,219	300,404
First Midwest Bancorp, Inc.	72,649	1,613,534
Flushing Financial Corp.	33,375	952,189
Great Western Bancorp, Inc.	49,164	1,917,888
Hancock Holding Co.	32,845	1,510,870
Home BancShares, Inc.	29,360	728,128
Huntington Bancshares, Inc.	27,099	359,062
International Bancshares Corp.	44,258	1,566,733
KeyCorp	41,760	753,350
MB Financial, Inc.	32,145	1,314,731
MGIC Investment Corp. *	136,188	1,589,314
Northwest Bancshares, Inc.	89,179	1,435,782
Pinnacle Financial Partners, Inc.	5,991	382,825
SVB Financial Group *	4,012	715,901
Texas Capital Bancshares, Inc. *	7,595	595,068
		19,037,820

Capital Goods 11.5%
Actuant Corp., Class A	24,183	585,229
Albany International Corp., Class A	30,092	1,609,922
Babcock & Wilcox Enterprises, Inc. *	41,413	434,837
Beacon Roofing Supply, Inc. *	11,093	509,502
CIRCOR International, Inc.	21,708	1,086,702
Cubic Corp.	30,514	1,453,992
Curtiss-Wright Corp.	6,203	598,093
EMCOR Group, Inc.	7,903	533,453
EnPro Industries, Inc.	7,777	598,985
ESCO Technologies, Inc.	21,134	1,303,968
GATX Corp.	15,691	970,175
Granite Construction, Inc.	11,026	540,495
Security	Number of Shares	Value ($)
Hubbell, Inc.	3,322	394,620
Lindsay Corp.	7,227	662,499
Luxfer Holdings plc ADR	48,101	610,883
Mueller Industries, Inc.	53,352	1,680,588
Primoris Services Corp.	37,385	931,634
Regal Beloit Corp.	6,924	577,115
Simpson Manufacturing Co., Inc.	12,939	573,068
Teledyne Technologies, Inc. *	4,618	629,618
Tennant Co.	3,168	239,342
Thermon Group Holdings, Inc. *	48,822	872,449
TriMas Corp. *	65,372	1,591,808
Watts Water Technologies, Inc., Class A	9,056	583,206
Woodward, Inc.	9,870	690,308
		20,262,491

Commercial & Professional Services 6.3%
ACCO Brands Corp. *	78,752	917,461
Deluxe Corp.	4,343	313,565
Essendant, Inc.	40,924	510,732
Exponent, Inc.	8,131	530,141
FTI Consulting, Inc. *	31,824	1,044,145
Healthcare Services Group, Inc.	10,879	568,428
Huron Consulting Group, Inc. *	18,726	664,773
ICF International, Inc. *	10,410	471,052
Knoll, Inc.	30,309	586,782
Korn/Ferry International	15,040	503,088
Matthews International Corp., Class A	26,323	1,725,473
Mistras Group, Inc. *	34,340	691,951
Nielsen Holdings plc	2,048	88,084
SP Plus Corp. *	39,990	1,307,673
Steelcase, Inc., Class A	40,385	551,255
The Advisory Board Co. *	5,188	291,566
TrueBlue, Inc. *	11,965	305,706
		11,071,875

Consumer Durables & Apparel 1.9%
CalAtlantic Group, Inc.	9,488	333,029
G-III Apparel Group Ltd. *	36,653	954,077
Helen of Troy Ltd. *	4,980	501,735
Nautilus, Inc. *	18,273	321,605
TRI Pointe Group, Inc. *	51,340	682,822
Universal Electronics, Inc. *	9,496	650,001
		3,443,269

Consumer Services 3.1%
Boyd Gaming Corp.	28,205	706,817
Bright Horizons Family Solutions, Inc. *	6,652	525,574
ClubCorp Holdings, Inc.	29,927	507,263
Extended Stay America, Inc.	29,231	577,897
Jack in the Box, Inc.	7,193	667,223
Penn National Gaming, Inc. *	25,399	512,044
Planet Fitness, Inc., Class A	44,056	998,309

1

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sotheby's *	8,875	502,236
The Cheesecake Factory, Inc.	11,776	560,302
		5,557,665

Diversified Financials 3.4%
E*TRADE Financial Corp. *	13,220	542,020
Eaton Vance Corp.	7,653	375,686
Evercore Partners, Inc., Class A	5,964	469,069
FNFV Group *	21,454	370,081
Green Dot Corp., Class A *	5,575	224,338
Houlihan Lokey, Inc.	10,632	395,298
Ladder Capital Corp.	1	13
Leucadia National Corp.	28,177	733,447
OM Asset Management plc	27,570	415,480
Raymond James Financial, Inc.	4,963	412,872
SLM Corp. *	98,652	1,093,064
Solar Capital Ltd.	25,570	558,704
Virtu Financial, Inc., Class A	22,463	371,763
		5,961,835

Energy 2.3%
Arch Coal, Inc., Class A	5,985	455,279
Carrizo Oil & Gas, Inc. *	19,043	300,118
Dorian LPG Ltd. *	42,820	308,304
Dril-Quip, Inc. *	3,539	157,839
Era Group, Inc. *	28,396	248,749
Oasis Petroleum, Inc. *	21,697	168,803
Resolute Energy Corp. *	15,340	520,946
Scorpio Tankers, Inc.	165,867	615,366
SEACOR Holdings, Inc. *	16,254	554,099
SEACOR Marine Holdings, Inc. *	17,324	252,584
Tesco Corp. *	31,370	144,302
Unit Corp. *	11,317	203,480
US Silica Holdings, Inc.	6,480	188,762
		4,118,631

Food & Staples Retailing 0.6%
Smart & Final Stores, Inc. *	91,320	785,352
U.S. Foods Holding Corp. *	9,793	275,673
		1,061,025

Food, Beverage & Tobacco 0.4%
Blue Buffalo Pet Products, Inc. *	19,175	428,945
Vector Group Ltd.	17,021	342,633
		771,578

Health Care Equipment & Services 6.7%
Allscripts Healthcare Solutions, Inc. *	90,395	1,112,762
Amedisys, Inc. *	10,975	519,776
Brookdale Senior Living, Inc. *	39,995	567,929
Chemed Corp.	4,084	806,590
CorVel Corp. *	14,806	704,025
DexCom, Inc. *	4,378	291,618
Haemonetics Corp. *	27,928	1,148,679
HealthEquity, Inc. *	14,736	675,940
HealthSouth Corp.	15,836	673,980
Hill-Rom Holdings, Inc.	5,707	425,286
ICU Medical, Inc. *	3,847	661,299
Masimo Corp. *	3,661	346,331
Medidata Solutions, Inc. *	8,353	641,594
Merit Medical Systems, Inc. *	12,129	497,289
Natus Medical, Inc. *	21,750	765,600
NuVasive, Inc. *	10,211	671,782
Omnicell, Inc. *	8,413	417,285
Security	Number of Shares	Value ($)
Owens & Minor, Inc.	15,499	499,533
Select Medical Holdings Corp. *	31,458	509,620
		11,936,918

Household & Personal Products 0.2%
Avon Products, Inc. *	72,625	264,355

Insurance 1.2%
AMERISAFE, Inc.	8,527	492,434
Kemper Corp.	21,520	844,660
Primerica, Inc.	5,730	464,417
State National Cos., Inc.	13,791	287,956
		2,089,467

Materials 6.4%
Boise Cascade Co. *	18,643	565,815
Commercial Metals Co.	24,671	458,881
Deltic Timber Corp.	15,323	1,105,248
Ferroglobe Representation & Warranty Insurance *(b)	1,153	—
Greif, Inc., Class A	34,850	1,954,736
H.B. Fuller Co.	10,453	538,538
KapStone Paper & Packaging Corp.	21,437	490,050
Methanex Corp.	19,279	854,060
Minerals Technologies, Inc.	8,212	581,410
Neenah Paper, Inc.	7,480	597,652
Orion Engineered Carbons S.A.	21,230	445,830
Packaging Corp. of America	4,243	464,524
PolyOne Corp.	11,092	405,745
Sensient Technologies Corp.	19,256	1,431,876
US Concrete, Inc. *	5,574	436,723
Valvoline, Inc.	22,371	507,151
Worthington Industries, Inc.	11,336	574,395
		11,412,634

Media 1.5%
AMC Entertainment Holdings, Inc., Class A	19,820	404,328
IMAX Corp. *	6,654	142,396
Nexstar Media Group, Inc., Class A	16,674	1,090,479
Sinclair Broadcast Group, Inc., Class A	29,677	1,069,856
		2,707,059

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
Aerie Pharmaceuticals, Inc. *	7,642	414,960
Bluebird Bio, Inc. *	3,355	316,209
Catalent, Inc. *	16,424	569,913
Charles River Laboratories International, Inc. *	4,112	403,798
Clovis Oncology, Inc. *	3,832	324,992
Dermira, Inc. *	17,998	495,485
Epizyme, Inc. *	9,601	109,451
Exact Sciences Corp. *	7,649	296,781
Jazz Pharmaceuticals plc *	3,911	600,769
Lexicon Pharmaceuticals, Inc. *	15,242	248,445
Ligand Pharmaceuticals, Inc. *	3,056	369,501
Loxo Oncology, Inc. *	3,384	244,697
MacroGenics, Inc. *	7,537	124,511
Myovant Sciences Ltd. *	5,794	63,966
Pacira Pharmaceuticals, Inc. *	7,392	291,984
Phibro Animal Health Corp., Class A	5,703	217,855
Portola Pharmaceuticals, Inc. *	4,344	268,025
Prestige Brands Holdings, Inc. *	13,714	735,482
Prothena Corp. plc *	5,165	318,990
Puma Biotechnology, Inc. *	3,635	345,507
Radius Health, Inc. *	8,521	375,180

2

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sage Therapeutics, Inc. *	13,910	1,109,322
Sarepta Therapeutics, Inc. *	8,879	342,552
TherapeuticsMD, Inc. *	223,633	1,263,526
Ultragenyx Pharmaceutical, Inc. *	3,131	207,648
		10,059,549

Real Estate 3.7%
Corporate Office Properties Trust	24,047	800,525
DiamondRock Hospitality Co.	60,896	711,265
DuPont Fabros Technology, Inc.	10,107	629,969
EastGroup Properties, Inc.	3,831	333,987
Education Realty Trust, Inc.	20,037	752,389
QTS Realty Trust, Inc., Class A	13,071	698,906
Ramco-Gershenson Properties Trust	72,490	1,021,384
Summit Hotel Properties, Inc.	55,184	989,449
Urban Edge Properties	24,844	624,330
		6,562,204

Retailing 3.2%
At Home Group, Inc. *	14,875	338,555
Big Lots, Inc.	16,470	818,065
Camping World Holdings, Inc., Class A	22,375	715,105
Fred's, Inc., Class A	60,016	406,308
J. Jill, Inc. *	19,142	234,298
Lithia Motors, Inc., Class A	13,148	1,357,531
Office Depot, Inc.	64,808	380,423
Stage Stores, Inc.	30,470	60,635
The Cato Corp., Class A	25,110	427,121
The Children's Place, Inc.	6,487	685,352
Tile Shop Holdings, Inc.	21,918	320,003
		5,743,396

Semiconductors & Semiconductor Equipment 2.6%
Integrated Device Technology, Inc. *	30,014	784,566
Marvell Technology Group Ltd.	8,356	130,019
Maxim Integrated Products, Inc.	5,185	235,607
Microsemi Corp. *	15,452	804,740
MKS Instruments, Inc.	4,105	343,383
Monolithic Power Systems, Inc.	5,388	551,300
Power Integrations, Inc.	5,852	413,444
Synaptics, Inc. *	9,257	487,011
Teradyne, Inc.	20,482	708,472
United Microelectronics Corp. ADR	69,603	157,303
		4,615,845

Software & Services 8.3%
Acxiom Corp. *	14,244	384,161
Blackhawk Network Holdings, Inc. *	9,100	397,215
Broadridge Financial Solutions, Inc.	2,912	220,904
BroadSoft, Inc. *	17,739	781,403
Cardtronics plc, Class A *	14,945	467,778
CommVault Systems, Inc. *	8,316	495,218
Coupa Software, Inc. *	18,001	553,171
Ellie Mae, Inc. *	6,187	539,630
Envestnet, Inc. *	5,126	200,170
EPAM Systems, Inc. *	10,012	860,331
Euronet Worldwide, Inc. *	4,936	476,867
Fair Isaac Corp.	4,981	710,042
First Data Corp., Class A *	37,519	700,105
Forrester Research, Inc.	29,217	1,192,054
Guidewire Software, Inc. *	7,982	575,981
j2 Global, Inc.	8,642	731,372
Manhattan Associates, Inc. *	9,529	421,182
Match Group, Inc. *	20,745	378,596
Nuance Communications, Inc. *	14,183	245,366
Security	Number of Shares	Value ($)
Proofpoint, Inc. *	2,762	235,433
PROS Holdings, Inc. *	9,277	267,456
Rapid7, Inc. *	20,741	315,056
RingCentral, Inc., Class A *	5,056	175,949
SPS Commerce, Inc. *	5,025	290,445
Square, Inc., Class A *	18,494	487,317
Teradata Corp. *	31,446	1,000,612
WebMD Health Corp. *	8,981	594,991
WNS Holdings Ltd. ADR *	27,430	947,706
		14,646,511

Technology Hardware & Equipment 7.0%
Belden, Inc.	25,900	1,863,246
CalAmp Corp. *	18,783	358,755
Ciena Corp. *	47,551	1,224,438
Cray, Inc. *	23,125	476,375
CTS Corp.	31,306	688,732
Diebold Nixdorf, Inc.	33,425	782,145
Electronics For Imaging, Inc. *	13,938	677,108
Infinera Corp. *	65,220	765,031
Littelfuse, Inc.	2,325	418,919
Lumentum Holdings, Inc. *	4,099	256,597
Methode Electronics, Inc.	13,590	540,203
NetScout Systems, Inc. *	8,548	294,906
Sanmina Corp. *	5,940	212,949
ScanSource, Inc. *	15,784	625,046
Universal Display Corp.	790	95,274
VeriFone Systems, Inc. *	35,954	701,463
Viavi Solutions, Inc. *	112,986	1,239,456
Xerox Corp.	25,512	782,453
Zebra Technologies Corp., Class A *	3,300	335,676
		12,338,772

Telecommunication Services 0.6%
Boingo Wireless, Inc. *	16,450	243,953
Cogent Communications Holdings, Inc.	13,700	571,975
Vonage Holdings Corp. *	27,175	179,627
		995,555

Transportation 3.1%
Allegiant Travel Co.	5,378	695,107
Avis Budget Group, Inc. *	27,450	844,911
Forward Air Corp.	14,339	743,190
JB Hunt Transport Services, Inc.	4,122	373,907
Knight Transportation, Inc.	47,785	1,703,535
Saia, Inc. *	7,520	408,712
Werner Enterprises, Inc.	22,346	662,559
		5,431,921

Utilities 1.1%
Calpine Corp. *	35,645	512,575
Dynegy, Inc. *	21,928	196,913
New Jersey Resources Corp.	12,323	519,415
Spire, Inc.	11,084	804,698
		2,033,601
Total Common Stock
(Cost $146,367,051)		163,032,423

3

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Companies 7.7% of net assets

Equity Funds 3.8%
iShares Micro-Cap ETF	43,600	3,843,340
iShares Russell 2000 ETF	10,533	1,490,525
iShares Russell 2000 Growth ETF	8,460	1,438,707
		6,772,572

Money Market Fund 3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.94% (a)	6,778,983	6,778,983
Total Other Investment Companies
(Cost $13,283,982)		13,551,555

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(b)	1,269	1,409
Tobira Therapeutics, Inc. *(b)	77	467
Total Rights
(Cost $1,413)		1,876

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $160,226,326 and the unrealized appreciation and depreciation were $24,577,787 and ($8,218,259), respectively, with a net appreciation of $16,359,528.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
CVR –	Contingent Value Rights
ETF –	Exchange-traded fund
In addition to the above, the fund held the following at July 31, 2017:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 09/15/17	28	1,994,160	(2,238)

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$151,619,789	$—	$—	$151,619,789
Materials	11,412,634	—	— *	11,412,634
Other Investment Companies[1]	13,551,555	—	—	13,551,555
Rights [1]	—	—	1,876	1,876
Total	$176,583,978	$—	$1,876	$176,585,854
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($2,238)	$—	$—	($2,238)
*	Level 3 amount shown includes securities determined to have no value at July 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.
4

Schwab Capital Trust
Laudus International MarketMasters Fund™

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
96.7%	Common Stock	1,245,117,486	1,611,817,934
0.7%	Preferred Stock	8,008,608	11,134,967
2.2%	Other Investment Companies	36,223,960	36,224,617
0.0%	Short-Term Investments	29,884	29,890
99.6%	Total Investments	1,289,379,938	1,659,207,408
0.4%	Other Assets and Liabilities, Net		7,336,846
100.0%	Net Assets		1,666,544,254

Security	Number of Shares	Value ($)
Common Stock 96.7% of net assets

Australia 3.9%
Banks 0.1%
Australia & New Zealand Banking Group Ltd.	12,027	285,150
Bank of Queensland Ltd.	1,590	15,327
Bendigo & Adelaide Bank Ltd.	1,903	16,927
Commonwealth Bank of Australia	7,017	470,103
National Australia Bank Ltd.	10,960	262,742
Westpac Banking Corp.	13,738	350,183
		1,400,432
Capital Goods 0.0%
CIMIC Group Ltd.	395	13,103
Commercial & Professional Services 0.4%
ALS Ltd.	554,276	3,290,902
Brambles Ltd.	6,414	47,424
SEEK Ltd.	1,289	17,626
Spotless Group Holdings Ltd.	2,723,153	2,505,590
		5,861,542
Consumer Services 0.4%
Aristocrat Leisure Ltd.	2,231	36,179
Crown Resorts Ltd.	1,727	17,588
Domino's Pizza Enterprises Ltd.	14,953	637,473
Flight Centre Travel Group Ltd.	276	9,600
InvoCare Ltd.	580,149	6,451,186
Tabcorp Holdings Ltd.	3,225	10,776
Tatts Group Ltd.	5,747	18,391
		7,181,193
Diversified Financials 0.7%
AMP Ltd.	1,995,393	8,602,061
ASX Ltd.	772	32,289
Challenger Ltd.	2,338	24,028
Macquarie Group Ltd.	48,341	3,318,775
		11,977,153
Energy 0.0%
Caltex Australia Ltd.	1,038	25,868
Origin Energy Ltd. *	7,214	39,962
Santos Ltd. *	8,053	21,882
Woodside Petroleum Ltd.	3,065	71,631
		159,343
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.0%
Wesfarmers Ltd.	4,589	149,535
Woolworths Ltd.	5,229	111,605
		261,140
Food, Beverage & Tobacco 0.5%
Coca-Cola Amatil Ltd.	2,276	14,987
Costa Group Holdings Ltd.	1,170,883	4,477,693
Inghams Group Ltd.	1,388,997	3,780,879
Treasury Wine Estates Ltd.	2,941	28,633
		8,302,192
Health Care Equipment & Services 0.0%
Cochlear Ltd.	228	26,045
Healthscope Ltd.	6,723	11,191
Ramsay Health Care Ltd.	564	31,847
Sonic Healthcare Ltd.	1,573	28,073
		97,156
Insurance 0.0%
Insurance Australia Group Ltd.	9,835	52,454
Medibank Pvt Ltd.	10,964	23,858
QBE Insurance Group Ltd.	5,545	52,531
Suncorp Group Ltd.	5,203	59,468
		188,311
Materials 1.1%
Alumina Ltd.	9,544	14,496
Amcor Ltd.	4,684	57,498
BHP Billiton Ltd.	13,081	272,430
BlueScope Steel Ltd.	360,472	3,797,407
Boral Ltd.	4,665	25,852
Fortescue Metals Group Ltd.	6,208	28,533
Incitec Pivot Ltd.	6,620	16,902
James Hardie Industries plc CDI	1,776	27,194
Newcrest Mining Ltd.	3,100	50,371
Northern Star Resources Ltd.	813,790	2,883,011
Orica Ltd.	383,664	6,099,330
Pact Group Holdings Ltd.	878,905	4,030,480
Rio Tinto Ltd.	1,715	90,407
South32 Ltd.	21,533	50,223
		17,444,134
Media 0.0%
REA Group Ltd.	247	13,625
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
CSL Ltd.	1,857	187,097
Real Estate 0.7%
Charter Hall Retail REIT	1,776,835	5,830,117
Dexus	3,857	28,962
Goodman Group	7,301	46,527
LendLease Group	2,203	29,715
Mirvac Group	14,751	25,622
Scentre Group	21,526	71,181
Shopping Centres Australasia Property Group	3,390,072	5,888,843
Stockland	9,898	33,279
The GPT Group	7,163	27,463

5

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vicinity Centres	13,881	30,550
Westfield Corp.	7,984	49,088
		12,061,347
Retailing 0.0%
Harvey Norman Holdings Ltd.	2,689	9,402
Software & Services 0.0%
Computershare Ltd.	1,846	20,770
Telecommunication Services 0.0%
Telstra Corp., Ltd.	17,301	56,757
TPG Telecom Ltd.	1,746	7,835
		64,592
Transportation 0.0%
Aurizon Holdings Ltd.	8,450	33,917
Qantas Airways Ltd.	2,388	10,149
Sydney Airport	4,385	23,636
Transurban Group	8,483	77,471
		145,173
Utilities 0.0%
AGL Energy Ltd.	2,729	52,625
APA Group	4,591	31,672
AusNet Services	8,703	11,384
		95,681
		65,483,386

Austria 0.0%
Banks 0.0%
Erste Group Bank AG *	1,218	50,456
Raiffeisen Bank International AG *	588	17,328
		67,784
Capital Goods 0.0%
ANDRITZ AG	289	17,694
Energy 0.0%
OMV AG	586	33,195
Materials 0.0%
Lenzing AG	3,462	618,846
voestalpine AG	452	22,909
		641,755
		760,428

Belgium 0.7%
Banks 0.3%
KBC Group N.V.	64,967	5,371,084
Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	322	33,025
Food & Staples Retailing 0.0%
Colruyt S.A.	267	14,962
Food, Beverage & Tobacco 0.0%
Anheuser-Busch InBev S.A./N.V.	3,103	374,323
Insurance 0.0%
Ageas	802	36,105
Materials 0.0%
Bekaert N.V.	14,091	681,549
Solvay S.A.	296	42,441
Umicore S.A.	379	30,427
		754,417
Media 0.0%
Telenet Group Holding N.V. *	209	14,591
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Galapagos N.V. *	34,980	2,779,023
UCB S.A.	516	37,576
		2,816,599
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.2%
X-Fab Silicon Foundries SE *	231,530	2,433,877
Telecommunication Services 0.0%
Proximus	605	21,275
		11,870,258

Brazil 0.8%
Consumer Services 0.2%
CVC Brasil Operadora e Agencia de Viagens S.A.	300,100	3,430,842
Food, Beverage & Tobacco 0.2%
Ambev S.A. ADR	458,268	2,786,270
M Dias Branco S.A.	20,200	328,812
		3,115,082
Real Estate 0.1%
Iguatemi Empresa de Shopping Centers S.A.	101,200	1,191,027
Retailing 0.1%
Magazine Luiza S.A.	10,400	1,223,580
Transportation 0.1%
CCR S.A.	132,900	727,927
EcoRodovias Infraestrutura e Logistica S.A.	695,600	2,384,583
		3,112,510
Utilities 0.1%
Companhia de Saneamento Basico do Estado de Sao Paulo	63,700	685,342
Engie Brasil Energia S.A.	36,800	413,039
		1,098,381
		13,171,422

Canada 5.9%
Capital Goods 1.5%
CAE, Inc.	687,371	11,649,608
Finning International, Inc.	21,657	435,832
New Flyer Industries, Inc.	132,790	5,413,849
WSP Global, Inc.	170,585	6,924,650
		24,423,939
Commercial & Professional Services 0.3%
Ritchie Bros. Auctioneers, Inc.	190,777	5,386,285
Consumer Durables & Apparel 0.3%
BRP, Inc.	149,549	4,792,045
Energy 0.9%
CES Energy Solutions Corp.	686,963	3,509,889
Enerflex Ltd.	199,476	2,758,345
Parex Resources, Inc. *	302,693	3,724,332
Suncor Energy, Inc.	147,412	4,808,699
		14,801,265
Food, Beverage & Tobacco 0.3%
Premium Brands Holdings Corp.	64,140	4,631,662
Materials 0.7%
Alamos Gold, Inc., Class A	311,160	2,203,764
Arizona Mining, Inc. *	439,271	1,176,792
Hudbay Minerals, Inc.	474,854	3,686,855
Interfor Corp. *	223,756	3,483,540
Lundin Mining Corp.	124,514	895,842
		11,446,793
Real Estate 0.4%
FirstService Corp.	61,230	3,946,124
Northview Apartment Real Estate Investment Trust	172,894	2,896,937
		6,843,061

6

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Retailing 0.1%
Dollarama, Inc.	14,157	1,383,849
Software & Services 0.7%
Constellation Software, Inc.	2,486	1,339,260
Shopify, Inc., Class A *	66,998	6,188,605
The Descartes Systems Group, Inc. *	182,300	4,573,767
		12,101,632
Telecommunication Services 0.0%
Rogers Communications, Inc., Class B	15,600	811,187
Transportation 0.3%
Canadian National Railway Co.	63,756	5,038,092
Utilities 0.4%
Innergex Renewable Energy, Inc.	347,238	4,074,668
TransAlta Renewables, Inc.	212,602	2,493,075
		6,567,743
		98,227,553

China 4.2%
Automobiles & Components 0.5%
Nexteer Automotive Group Ltd. *	4,803,288	8,275,422
Banks 0.3%
Industrial & Commercial Bank of China Ltd., Class H	6,238,000	4,358,846
Capital Goods 0.2%
Lonking Holdings Ltd.	12,143,000	3,958,609
Consumer Durables & Apparel 0.2%
Q Technology Group Co., Ltd.	3,753,000	4,041,728
Health Care Equipment & Services 0.1%
Microport Scientific Corp.	2,946,000	2,321,804
Insurance 0.4%
Ping An Insurance Group Co. of China Ltd., Class H	841,000	6,225,177
Materials 0.2%
Anhui Conch Cement Co., Ltd., Class H	200,500	740,708
China Resources Cement Holdings Ltd.	4,008,000	2,384,217
		3,124,925
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSPC Pharmaceutical Group Ltd.	616,000	959,928
Real Estate 0.1%
China Overseas Land & Investment Ltd.	652,000	2,208,838
Retailing 0.1%
Ctrip.com International Ltd. ADR *	39,394	2,353,004
Software & Services 1.7%
Alibaba Group Holding Ltd. ADR *	42,406	6,570,810
Baidu, Inc. ADR *	43,160	9,769,266
Baozun, Inc. ADR *	146,155	4,744,191
SINA Corp. *	8,356	792,232
Tencent Holdings Ltd.	142,200	5,675,766
		27,552,265
Technology Hardware & Equipment 0.3%
Kingboard Laminates Holdings Ltd.	1,509,000	2,102,993
Tongda Group Holdings Ltd.	7,620,000	2,210,414
		4,313,407
		69,693,953

Denmark 0.8%
Banks 0.0%
Danske Bank A/S	3,037	122,991
Capital Goods 0.0%
Vestas Wind Systems A/S	896	87,568
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.0%
ISS A/S	689	28,245
Consumer Durables & Apparel 0.0%
Pandora A/S	449	51,675
Food, Beverage & Tobacco 0.0%
Carlsberg A/S, Class B	436	48,439
Health Care Equipment & Services 0.2%
Ambu A/S, Class B	36,399	2,370,110
Coloplast A/S, Class B	497	42,697
William Demant Holding A/S *	486	12,912
		2,425,719
Insurance 0.0%
Tryg A/S	544	12,258
Materials 0.1%
Chr. Hansen Holding A/S	23,490	1,891,681
Novozymes A/S, B Shares	963	44,467
		1,936,148
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Genmab A/S *	5,530	1,256,756
H. Lundbeck A/S	301	18,048
Novo Nordisk A/S, Class B	85,962	3,655,914
		4,930,718
Telecommunication Services 0.0%
TDC A/S	3,179	19,616
Transportation 0.2%
AP Moeller - Maersk A/S, Series A	15	31,328
AP Moeller - Maersk A/S, Series B	27	58,937
DSV A/S	44,075	2,845,733
		2,935,998
Utilities 0.0%
DONG Energy A/S	597	28,801
		12,628,176

Finland 0.3%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	12,591	513,389
Capital Goods 0.0%
Kone Oyj, Class B	1,364	71,047
Metso Oyj	439	13,966
Wartsila Oyj Abp	590	39,211
		124,224
Energy 0.0%
Neste Oyj	509	22,067
Insurance 0.3%
Sampo Oyj, A Shares	74,392	4,068,616
Materials 0.0%
Huhtamaki Oyj	11,910	461,522
Stora Enso Oyj, R Shares	2,194	29,333
UPM-Kymmene Oyj	2,158	58,747
		549,602
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	421	21,278
Technology Hardware & Equipment 0.0%
Nokia Oyj	23,774	151,706
Telecommunication Services 0.0%
Elisa Oyj	565	23,259
Utilities 0.0%
Fortum Oyj	1,770	28,943
		5,503,084

7

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
France 10.3%
Automobiles & Components 0.8%
Compagnie Generale des Etablissements Michelin	27,610	3,739,390
Peugeot S.A.	1,983	42,656
Renault S.A.	720	64,866
Valeo S.A.	129,418	8,960,715
		12,807,627
Banks 1.4%
BNP Paribas S.A.	286,601	22,210,333
Credit Agricole S.A.	4,711	82,689
Natixis S.A.	3,811	27,693
Societe Generale S.A.	3,125	183,233
		22,503,948
Capital Goods 1.5%
Airbus SE	2,361	197,277
Alstom S.A.	610	21,854
Bouygues S.A.	851	36,486
Compagnie de Saint-Gobain	2,035	112,915
Dassault Aviation S.A.	11	16,515
Eiffage S.A.	292	28,285
Legrand S.A.	1,080	74,604
LISI	113,618	5,477,538
Nexans S.A.	35,945	2,059,086
Rexel S.A.	1,203	19,050
Safran S.A.	77,487	7,331,096
Schneider Electric SE *	2,289	179,648
Tarkett S.A.	51,865	2,147,304
Thales S.A.	38,721	4,286,721
Vinci S.A.	41,444	3,711,160
Zodiac Aerospace	815	23,307
		25,722,846
Commercial & Professional Services 0.9%
Bureau Veritas S.A.	307,456	7,005,271
Edenred	945	24,842
Societe BIC S.A.	114	13,372
Teleperformance	57,375	7,994,209
		15,037,694
Consumer Durables & Apparel 0.4%
Hermes International	2,734	1,384,811
Kering	8,272	2,891,240
LVMH Moet Hennessy Louis Vuitton SE	7,705	1,935,408
SEB S.A.	3,245	577,299
		6,788,758
Consumer Services 0.2%
Accor S.A.	775	36,002
Elior Group	111,324	2,954,870
Sodexo S.A.	373	44,062
		3,034,934
Diversified Financials 0.0%
Eurazeo S.A.	193	15,753
Wendel S.A.	112	16,852
		32,605
Energy 0.2%
TOTAL S.A.	76,613	3,896,053
Food & Staples Retailing 0.0%
Carrefour S.A.	2,361	56,712
Casino Guichard Perrachon S.A.	222	13,540
		70,252
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.7%
Danone S.A.	88,855	6,630,375
Pernod-Ricard S.A.	37,665	5,225,797
Remy Cointreau S.A.	91	10,468
		11,866,640
Health Care Equipment & Services 0.4%
BioMerieux	2,457	541,408
Essilor International S.A.	844	106,856
Korian S.A.	180,679	5,973,965
Orpea	4,636	531,625
		7,153,854
Household & Personal Products 0.0%
L'Oreal S.A.	1,026	212,567
Insurance 0.0%
AXA S.A.	7,900	233,314
CNP Assurances	680	16,416
SCOR SE	731	30,831
		280,561
Materials 0.2%
Air Liquide S.A.	1,584	194,220
Arkema S.A.	24,947	2,839,851
Imerys S.A.	145	12,569
		3,046,640
Media 0.6%
Eutelsat Communications S.A.	709	19,188
JCDecaux S.A.	359	12,785
Lagardere S.C.A.	457	15,015
Publicis Groupe S.A.	117,638	8,895,366
SES S.A.	1,500	35,286
Vivendi S.A.	4,162	96,200
		9,073,840
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Boiron S.A.	39,464	3,696,908
Eurofins Scientific SE	1,876	1,045,024
Ipsen S.A.	4,111	526,186
Sanofi	14,354	1,367,779
		6,635,897
Real Estate 0.0%
Fonciere Des Regions	131	12,645
Gecina S.A.	171	25,854
ICADE	146	12,535
Klepierre	878	35,732
Nexity S.A. *	8,469	454,243
		541,009
Retailing 0.3%
Maisons du Monde S.A.	111,214	4,122,782
Semiconductors & Semiconductor Equipment 0.1%
SOITEC *	36,525	2,319,248
STMicroelectronics N.V.	2,602	44,084
		2,363,332
Software & Services 0.7%
Alten S.A.	50,573	4,366,120
Atos SE	19,078	2,900,535
Capgemini SE	662	72,072
Dassault Systemes S.A.	521	51,109
Worldline S.A. *	91,490	3,718,276
		11,108,112
Technology Hardware & Equipment 0.4%
Ingenico Group S.A.	57,032	5,982,387
Telecommunication Services 0.0%
Iliad S.A.	105	26,048
Orange S.A.	8,128	136,769
		162,817

8

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transportation 0.0%
Aeroports de Paris	118	19,970
Bollore S.A.	3,491	16,197
Groupe Eurotunnel SE	1,859	20,613
		56,780
Utilities 1.1%
Electricite de France S.A.	2,331	23,661
Engie S.A.	7,021	113,082
Rubis SCA	259,864	16,540,878
Suez	1,556	28,134
Veolia Environnement S.A.	102,782	2,316,371
		19,022,126
		171,524,061

Georgia 0.0%
Banks 0.0%
BGEO Group plc	12,434	565,873

Germany 9.0%
Automobiles & Components 2.5%
Bayerische Motoren Werke AG	160,049	14,705,210
Continental AG	42,138	9,492,321
Daimler AG	249,121	17,454,605
Volkswagen AG	129	20,285
		41,672,421
Banks 0.0%
Commerzbank AG *	4,307	56,337
Capital Goods 2.6%
Brenntag AG	635	35,984
Duerr AG	86,488	10,537,423
GEA Group AG	753	30,603
HOCHTIEF AG	83	14,815
JOST Werke AG *	79,554	2,635,988
KION Group AG	13,628	1,182,546
MAN SE	140	15,503
MTU Aero Engines AG	72,971	10,694,176
Norma Group SE	69,834	4,234,977
OSRAM Licht AG	367	30,584
Rational AG	5,444	3,418,495
Siemens AG	32,749	4,444,091
Stabilus S.A.	75,977	6,321,096
Washtec AG	3,165	253,966
		43,850,247
Consumer Durables & Apparel 0.2%
adidas AG	12,333	2,816,786
Hugo Boss AG	262	19,762
		2,836,548
Diversified Financials 0.2%
Aurelius Equity Opportunities SE & Co. KGaA	45,850	2,698,176
Deutsche Bank AG	8,428	150,083
Deutsche Boerse AG	781	81,550
		2,929,809
Food & Staples Retailing 0.0%
Metro Wholesale & Food Specialist AG *	710	14,343
Health Care Equipment & Services 0.3%
Carl Zeiss Meditec AG, Class B	90,304	4,835,189
Fresenius Medical Care AG & Co. KGaA	869	81,947
Fresenius SE & Co. KGaA	1,706	143,995
		5,061,131
Security	Number of Shares	Value ($)
Household & Personal Products 0.0%
Beiersdorf AG	420	46,090
Henkel AG & Co. KGaA	420	52,840
		98,930
Insurance 1.0%
Allianz SE	74,991	15,984,933
Hannover Rueck SE	240	30,292
Muenchener Rueckversicherungs-Gesellschaft AG	657	141,123
		16,156,348
Materials 0.1%
BASF SE	3,740	356,048
Covestro AG	11,389	883,198
Evonik Industries AG	649	22,103
HeidelbergCement AG	602	59,611
K&S AG	751	19,528
LANXESS AG	364	28,069
Linde AG	757	144,406
Symrise AG	507	35,498
ThyssenKrupp AG	1,468	43,602
		1,592,063
Media 0.2%
Axel Springer SE	220	13,970
CTS Eventim AG & Co. KGaA	81,800	3,791,462
ProSiebenSat.1 Media SE	950	37,956
RTL Group S.A. *	157	12,214
		3,855,602
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Bayer AG	3,382	428,368
Gerresheimer AG	39,915	3,294,109
Merck KGaA	522	57,280
MorphoSys AG *	48,857	3,569,353
QIAGEN N.V. *	95,769	3,176,590
		10,525,700
Real Estate 0.2%
Deutsche Wohnen AG	1,442	57,144
Vonovia SE	86,568	3,508,155
		3,565,299
Retailing 0.5%
Fielmann AG	94,799	7,613,712
Zalando SE *	440	19,693
		7,633,405
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	142,107	3,086,034
Software & Services 0.4%
Bechtle AG	8,238	592,980
SAP SE	39,601	4,193,159
United Internet AG	489	29,770
Wirecard AG	12,434	951,556
		5,767,465
Telecommunication Services 0.0%
Deutsche Telekom AG	13,333	243,577
Telefonica Deutschland Holding AG	3,020	15,601
		259,178
Transportation 0.0%
Deutsche Lufthansa AG	952	20,444
Deutsche Post AG	4,078	158,196
Fraport AG Frankfurt Airport Services Worldwide	169	16,924
		195,564

9

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Utilities 0.0%
E.ON SE	8,974	88,777
Innogy SE	552	23,184
RWE AG *	2,164	45,597
		157,558
		149,313,982

Hong Kong 1.4%
Banks 0.0%
BOC Hong Kong (Holdings) Ltd.	15,000	73,747
Hang Seng Bank Ltd.	3,100	67,396
The Bank of East Asia Ltd.	4,800	20,533
		161,676
Capital Goods 0.0%
CK Hutchison Holdings Ltd.	11,038	145,250
NWS Holdings Ltd.	7,572	14,486
		159,736
Consumer Durables & Apparel 0.0%
Li & Fung Ltd.	28,000	10,243
Techtronic Industries Co., Ltd.	5,500	24,438
Yue Yuen Industrial Holdings Ltd.	3,000	12,386
		47,067
Consumer Services 0.6%
Galaxy Entertainment Group Ltd.	555,000	3,426,626
Melco International Development Ltd.	2,620,000	6,191,045
Melco Resorts & Entertainment Ltd. ADR	46,555	940,411
MGM China Holdings Ltd.	4,000	7,870
Sands China Ltd.	10,000	46,315
Shangri-La Asia Ltd.	6,000	9,744
SJM Holdings Ltd.	8,683	8,681
Wynn Macau Ltd.	6,400	13,828
		10,644,520
Diversified Financials 0.0%
First Pacific Co., Ltd.	10,000	7,484
Hong Kong Exchanges & Clearing Ltd.	4,800	136,743
		144,227
Food, Beverage & Tobacco 0.0%
WH Group Ltd.	32,000	30,005
Insurance 0.2%
AIA Group Ltd.	424,400	3,338,120
Real Estate 0.0%
Cheung Kong Property Holdings Ltd.	11,038	89,262
Hang Lung Group Ltd.	4,000	15,194
Hang Lung Properties Ltd.	8,000	19,897
Henderson Land Development Co., Ltd.	5,098	29,465
Hongkong Land Holdings Ltd.	4,700	35,318
Hysan Development Co., Ltd.	3,000	14,507
Kerry Properties Ltd.	3,000	10,513
Link REIT	9,000	73,068
New World Development Co., Ltd.	25,000	33,761
Sino Land Co., Ltd.	14,000	23,090
Sun Hung Kai Properties Ltd.	5,702	88,223
Swire Pacific Ltd., Class A	2,000	19,928
Swire Properties Ltd.	4,800	16,582
The Wharf Holdings Ltd.	5,349	45,465
Wheelock & Co., Ltd.	3,000	22,606
		536,879
Retailing 0.1%
Luk Fook Holdings International Ltd.	283,000	1,039,051
Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	180,000	2,326,274
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.1%
China High Precision Automation Group Ltd. *(d)	766,000	—
Sunny Optical Technology Group Co., Ltd.	135,000	1,604,332
		1,604,332
Telecommunication Services 0.2%
HKBN Ltd.	2,530,983	2,501,773
HKT Trust & HKT Ltd.	15,120	19,822
PCCW Ltd.	17,000	9,561
		2,531,156
Transportation 0.0%
MTR Corp., Ltd.	6,000	34,647
Utilities 0.0%
CK Infrastructure Holdings Ltd.	2,574	23,991
CLP Holdings Ltd.	7,000	74,586
HK Electric Investments & HK Electric Investments Ltd.	13,000	12,329
Hong Kong & China Gas Co., Ltd.	34,217	64,672
Power Assets Holdings Ltd.	6,000	59,429
		235,007
		22,832,697

Hungary 0.1%
Energy 0.1%
MOL Hungarian Oil & Gas plc	13,069	1,132,641

India 2.2%
Automobiles & Components 0.2%
Maruti Suzuki India Ltd.	20,192	2,438,878
Motherson Sumi Systems Ltd. *	139,755	708,363
		3,147,241
Banks 1.0%
Axis Bank Ltd.	426,000	3,451,478
HDFC Bank Ltd.	131,909	3,669,604
Indiabulls Housing Finance Ltd.	335,389	6,137,889
IndusInd Bank Ltd.	46,562	1,194,476
Yes Bank Ltd.	87,605	2,470,845
		16,924,292
Capital Goods 0.1%
Eicher Motors Ltd.	2,001	937,714
Voltas Ltd.	106,530	836,849
		1,774,563
Food, Beverage & Tobacco 0.1%
Britannia Industries Ltd.	18,393	1,124,207
Materials 0.1%
UPL Ltd.	52,624	718,809
Retailing 0.0%
Makemytrip Ltd. *	15,542	505,892
Software & Services 0.7%
HCL Technologies Ltd.	63,410	883,459
Infosys Ltd. ADR	231,400	3,656,120
Vakrangee Ltd.	1,111,283	7,641,709
		12,181,288
Telecommunication Services 0.0%
Bharti Infratel Ltd.	57,310	358,666
		36,734,958

10

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Indonesia 1.0%
Banks 1.0%
PT Bank Central Asia Tbk	2,105,500	2,956,220
PT Bank Mandiri (Persero) Tbk	8,410,600	8,608,904
PT Bank Tabungan Negara (Persero) Tbk	22,349,500	4,360,739
		15,925,863

Ireland 0.5%
Banks 0.0%
Bank of Ireland Group plc *	4,431	36,980
Capital Goods 0.0%
DCC plc	365	32,088
Kingspan Group plc	15,503	516,071
		548,159
Consumer Services 0.0%
Paddy Power Betfair plc	328	32,863
Food, Beverage & Tobacco 0.4%
Glanbia plc	332,863	6,895,759
Kerry Group plc, Class A	641	58,019
		6,953,778
Materials 0.0%
CRH plc	3,392	119,062
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc *	8,277	868,671
Shire plc	3,709	207,342
		1,076,013
		8,766,855

Israel 0.3%
Banks 0.0%
Bank Hapoalim B.M.	4,312	29,869
Bank Leumi Le-Israel B.M.	5,857	28,138
Mizrahi Tefahot Bank Ltd.	574	10,372
		68,379
Capital Goods 0.0%
Elbit Systems Ltd.	91	11,490
Materials 0.0%
Frutarom Industries Ltd.	156	11,061
Israel Chemicals Ltd.	2,525	12,032
		23,093
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Taro Pharmaceutical Industries Ltd. *	50	5,717
Teva Pharmaceutical Industries Ltd. ADR	3,695	118,868
		124,585
Real Estate 0.0%
Azrieli Group Ltd.	173	9,453
Software & Services 0.3%
Check Point Software Technologies Ltd. *	34,720	3,672,682
Mobileye N.V. *	830	52,539
Nice Ltd.	236	17,591
Wix.com Ltd. *	7,052	435,108
		4,177,920
Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	8,089	12,004
		4,426,924

Security	Number of Shares	Value ($)
Italy 3.7%
Automobiles & Components 0.1%
Brembo S.p.A.	37,245	572,735
Ferrari N.V.	10,016	1,053,980
Fiat Chrysler Automobiles N.V. *	4,460	53,780
		1,680,495
Banks 1.2%
FinecoBank Banca Fineco S.p.A.	881,485	7,725,630
Intesa Sanpaolo S.p.A.	3,658,584	12,594,411
Mediobanca S.p.A.	2,293	23,924
UniCredit S.p.A. *	8,224	161,634
		20,505,599
Capital Goods 0.0%
Interpump Group S.p.A.	20,757	631,558
Leonardo S.p.A.	1,611	28,074
Prysmian S.p.A.	876	28,019
		687,651
Consumer Durables & Apparel 0.4%
Luxottica Group S.p.A.	709	40,930
Moncler S.p.A.	181,592	4,876,529
Prada S.p.A.	174,000	616,688
Salvatore Ferragamo S.p.A.	23,574	683,323
		6,217,470
Diversified Financials 0.8%
Anima Holding S.p.A.	75,341	611,432
Azimut Holding S.p.A.	29,908	670,099
Banca Generali S.p.A.	37,641	1,335,264
EXOR N.V.	173,631	10,398,167
		13,014,962
Energy 0.0%
Eni S.p.A.	10,363	164,079
Saipem S.p.A. *	3,073	12,609
Snam S.p.A.	9,230	43,669
Tenaris S.A.	1,883	29,794
		250,151
Food, Beverage & Tobacco 0.4%
Davide Campari-Milano S.p.A.	845,340	6,249,068
Health Care Equipment & Services 0.3%
Amplifon S.p.A.	350,290	5,020,991
Insurance 0.0%
Assicurazioni Generali S.p.A.	5,155	93,503
Poste Italiane S.p.A	2,071	15,245
UnipolSai Assicurazioni S.p.A.	4,029	9,314
		118,062
Materials 0.2%
Buzzi Unicem S.p.A.	171,772	4,350,364
Media 0.0%
GEDI Gruppo Editoriale S.p.A. *	215	200
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	25,076	1,071,628
Telecommunication Services 0.0%
Telecom Italia S.p.A. *	46,380	47,716
Transportation 0.0%
Atlantia S.p.A.	1,825	55,515
Utilities 0.2%
Enel S.p.A.	481,272	2,745,318
Terna - Rete Elettrica Nationale S.p.A.	6,006	34,311
		2,779,629
		62,049,501

11

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Japan 13.5%
Automobiles & Components 2.2%
Aisin Seiki Co., Ltd.	700	36,392
Bridgestone Corp.	2,700	113,593
Denso Corp.	2,000	96,051
F.C.C. Co., Ltd.	123,500	2,700,666
Honda Motor Co., Ltd.	7,007	196,139
Isuzu Motors Ltd.	2,200	30,167
Koito Manufacturing Co., Ltd.	18,185	1,062,297
Mazda Motor Corp.	2,300	34,575
Mitsubishi Motors Corp.	2,700	19,477
Musashi Seimitsu Industry Co., Ltd.	110,000	3,062,803
NGK Spark Plug Co., Ltd.	700	14,132
Nifco, Inc.	171,000	9,863,191
Nissan Motor Co., Ltd.	9,400	93,335
NOK Corp.	400	9,156
Stanley Electric Co., Ltd.	600	19,820
Subaru Corp.	2,500	90,193
Sumitomo Electric Industries Ltd.	3,100	50,110
Sumitomo Rubber Industries Ltd.	800	13,872
Suzuki Motor Corp.	1,400	66,362
The Yokohama Rubber Co., Ltd.	500	10,069
Toyo Tire & Rubber Co., Ltd.	152,400	3,128,245
Toyoda Gosei Co., Ltd.	300	7,078
Toyota Industries Corp.	714	38,307
Toyota Motor Corp.	266,677	15,029,873
Yamaha Motor Co., Ltd.	1,100	27,627
		35,813,530
Banks 0.4%
Aozora Bank Ltd.	5,000	19,215
Concordia Financial Group Ltd.	5,100	25,718
Fukuoka Financial Group, Inc.	3,000	13,831
Japan Post Bank Co., Ltd.	1,700	21,835
Kyushu Financial Group, Inc.	1,300	8,157
Mebuki Financial Group, Inc.	4,210	16,206
Mitsubishi UFJ Financial Group, Inc.	821,200	5,209,783
Mizuho Financial Group, Inc.	98,600	175,348
Resona Holdings, Inc.	8,900	45,850
Seven Bank Ltd.	2,900	11,476
Shinsei Bank Ltd.	7,000	11,538
Sumitomo Mitsui Financial Group, Inc.	5,500	212,222
Sumitomo Mitsui Trust Holdings, Inc.	1,400	51,412
Suruga Bank Ltd.	29,800	718,595
The Bank of Kyoto Ltd.	1,000	9,585
The Chiba Bank Ltd.	3,000	21,523
The Chugoku Bank Ltd.	700	10,147
The Hachijuni Bank Ltd.	1,511	9,593
The Hiroshima Bank Ltd.	2,086	8,917
The Shizuoka Bank Ltd.	2,454	21,895
Yamaguchi Financial Group, Inc.	1,274	14,995
		6,637,841
Capital Goods 2.1%
Amada Holdings Co., Ltd.	1,326	15,144
Asahi Glass Co., Ltd.	800	33,672
Daifuku Co., Ltd.	176,415	6,092,660
Daikin Industries Ltd.	32,400	3,430,295
DMG Mori Co., Ltd.	200,900	3,332,652
FANUC Corp.	15,499	3,168,844
Fuji Electric Co., Ltd.	104,000	572,599
Hino Motors Ltd.	1,100	12,947
Hitachi Construction Machinery Co., Ltd.	400	11,451
Hoshizaki Corp.	5,200	503,342
IHI Corp. *	6,000	19,776
ITOCHU Corp.	6,029	94,544
JGC Corp.	800	12,815
JTEKT Corp.	900	12,810
Kajima Corp.	4,000	34,879
Security	Number of Shares	Value ($)
Kawasaki Heavy Industries Ltd.	6,000	19,103
Keihan Holdings Co., Ltd.	2,126	13,755
Komatsu Ltd.	60,100	1,611,734
Kubota Corp.	4,300	74,670
Kurita Water Industries Ltd.	400	11,380
LIXIL Group Corp.	1,100	28,309
Mabuchi Motor Co., Ltd.	200	10,540
Makita Corp.	900	35,204
Marubeni Corp.	6,645	44,033
Minebea Mitsumi, Inc.	37,587	619,257
MISUMI Group, Inc.	272,930	6,768,611
Mitsubishi Corp.	6,149	133,508
Mitsubishi Electric Corp.	7,800	120,749
Mitsubishi Heavy Industries Ltd.	13,000	51,686
Mitsui & Co., Ltd.	6,900	100,331
Nabtesco Corp.	18,300	594,100
Nachi-Fujikoshi Corp.	407,000	2,249,667
NGK Insulators Ltd.	1,100	22,121
Nichias Corp.	45,000	546,500
Nidec Corp.	1,000	110,189
NSK Ltd.	1,600	20,624
Obayashi Corp.	2,600	31,306
Seibu Holdings, Inc.	700	12,211
Shimizu Corp.	2,000	21,132
SHO-BOND Holdings Co., Ltd.	62,200	3,288,109
SMC Corp.	237	75,344
Sumitomo Corp.	4,800	64,881
Sumitomo Heavy Industries Ltd.	2,000	14,581
Taisei Corp.	130,000	1,244,364
THK Co., Ltd.	500	15,267
Toshiba Corp. *	16,000	36,305
TOTO Ltd.	600	24,145
Toyota Tsusho Corp.	900	28,933
		35,391,079
Commercial & Professional Services 1.0%
Dai Nippon Printing Co., Ltd.	2,000	22,060
Nihon M&A Center, Inc.	238,100	9,560,163
Outsourcing, Inc.	88,800	4,435,764
Park24 Co., Ltd.	25,400	642,818
Persol Holdings Co., Ltd.	25,200	477,787
Recruit Holdings Co., Ltd.	4,500	77,894
Secom Co., Ltd.	900	67,525
Sohgo Security Services Co., Ltd.	300	12,717
TechnoPro Holdings, Inc.	12,200	523,417
Toppan Printing Co., Ltd.	2,261	23,894
		15,844,039
Consumer Durables & Apparel 0.4%
Asics Corp.	600	10,907
Bandai Namco Holdings, Inc.	44,900	1,560,874
Casio Computer Co., Ltd.	836	13,694
Haseko Corp.	58,200	728,701
Iida Group Holdings Co., Ltd.	713	12,182
Nikon Corp.	1,400	24,668
Panasonic Corp.	9,000	123,959
Rinnai Corp.	100	9,336
Sankyo Co., Ltd.	200	6,564
Sega Sammy Holdings, Inc.	700	9,445
Sekisui Chemical Co., Ltd.	1,682	30,983
Sekisui House Ltd.	2,455	42,496
Sharp Corp. *	6,000	21,121
Shimano, Inc.	345	50,581
Sony Corp.	102,900	4,227,576
Yamaha Corp.	700	24,754
		6,897,841

12

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Consumer Services 0.3%
Benesse Holdings, Inc.	300	11,482
McDonald's Holdings Co., Ltd.	300	12,191
Oriental Land Co., Ltd.	900	65,241
Resorttrust, Inc.	273,400	5,039,741
		5,128,655
Diversified Financials 0.5%
Acom Co., Ltd. *	2,000	8,517
AEON Financial Service Co., Ltd.	500	10,883
Credit Saison Co., Ltd.	711	13,695
Daiwa Securities Group, Inc.	657,800	3,788,471
Japan Exchange Group, Inc.	2,100	37,689
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,200	11,720
Nomura Holdings, Inc.	14,700	87,336
ORIX Corp.	5,400	85,690
SBI Holdings, Inc.	836	11,960
Zenkoku Hosho Co., Ltd.	106,600	4,584,094
		8,640,055
Energy 0.0%
Idemitsu Kosan Co., Ltd.	400	9,709
Inpex Corp.	3,800	36,980
JXTG Holdings, Inc.	12,485	55,496
Showa Shell Sekiyu K.K.	900	9,803
		111,988
Food & Staples Retailing 0.3%
Aeon Co., Ltd.	2,500	37,670
Cosmos Pharmaceutical Corp.	19,900	4,236,593
FamilyMart UNY Holdings Co., Ltd.	300	16,802
Lawson, Inc.	229	15,590
Seven & i Holdings Co., Ltd.	3,100	124,945
Sundrug Co., Ltd.	300	11,176
Tsuruha Holdings, Inc.	5,400	566,575
		5,009,351
Food, Beverage & Tobacco 0.7%
Ajinomoto Co., Inc.	2,178	43,806
Ariake Japan Co., Ltd.	62,800	4,502,232
Asahi Group Holdings Ltd.	85,100	3,468,781
Calbee, Inc.	300	12,437
Coca-Cola Bottlers Japan, Inc.	500	15,081
Japan Tobacco, Inc.	4,500	156,371
Kikkoman Corp.	614	18,805
Kirin Holdings Co., Ltd.	3,500	77,083
MEIJI Holdings Co., Ltd.	500	39,847
NH Foods Ltd.	409	12,098
Nisshin Seifun Group, Inc.	800	13,137
Nissin Foods Holdings Co., Ltd.	200	12,565
Sakata Seed Corp.	108,800	3,320,476
Suntory Beverage & Food Ltd.	600	29,412
Toyo Suisan Kaisha Ltd.	365	13,261
Yakult Honsha Co., Ltd.	400	27,258
Yamazaki Baking Co., Ltd.	500	10,030
		11,772,680
Health Care Equipment & Services 0.7%
Alfresa Holdings Corp.	800	14,723
Asahi Intecc Co., Ltd.	13,300	597,241
CYBERDYNE, Inc. *	500	6,803
Hogy Medical Co., Ltd.	68,300	4,984,896
Hoya Corp.	60,900	3,433,963
M3, Inc.	900	24,278
Medipal Holdings Corp.	800	14,640
Miraca Holdings, Inc.	200	9,126
Olympus Corp.	90,700	3,292,112
Suzuken Co., Ltd.	300	10,019
Sysmex Corp.	600	34,347
Terumo Corp.	1,300	49,153
		12,471,301
Security	Number of Shares	Value ($)
Household & Personal Products 0.9%
Kao Corp.	76,400	4,651,577
Kose Corp.	5,200	578,664
Lion Corp.	176,500	3,778,017
Pigeon Corp.	145,600	5,396,910
Pola Orbis Holdings, Inc.	24,600	682,486
Shiseido Co., Ltd.	1,600	56,517
Unicharm Corp.	1,600	41,052
		15,185,223
Insurance 0.0%
Dai-ichi Life Holdings, Inc.	4,400	76,005
Japan Post Holdings Co., Ltd.	1,800	22,689
MS&AD Insurance Group Holdings, Inc.	1,910	66,992
Sompo Holdings, Inc.	1,400	54,911
Sony Financial Holdings, Inc.	700	12,102
T&D Holdings, Inc.	2,200	32,454
Tokio Marine Holdings, Inc.	2,800	117,749
		382,902
Materials 0.4%
Air Water, Inc.	578	11,191
Asahi Kasei Corp.	355,463	4,059,364
Daicel Corp.	1,100	14,298
Hitachi Chemical Co., Ltd.	27,100	770,446
Hitachi Metals Ltd.	1,000	13,918
JFE Holdings, Inc.	2,100	40,506
JSR Corp.	900	15,860
Kaneka Corp.	1,337	10,714
Kansai Paint Co., Ltd.	873	19,969
Kobe Steel Ltd. *	1,400	17,511
Kuraray Co., Ltd.	1,400	27,218
Maruichi Steel Tube Ltd.	200	6,173
Mitsubishi Chemical Holdings Corp.	5,800	48,559
Mitsubishi Gas Chemical Co., Inc.	700	16,150
Mitsubishi Materials Corp.	404	13,572
Mitsui Chemicals, Inc.	4,000	22,724
Mitsui Mining & Smelting Co., Ltd.	160,858	702,695
Nippon Paint Holdings Co., Ltd.	700	26,916
Nippon Steel & Sumitomo Metal Corp.	3,100	76,098
Nissan Chemical Industries Ltd.	500	16,598
Nitto Denko Corp.	700	62,418
Oji Holdings Corp.	4,000	20,514
Shin-Etsu Chemical Co., Ltd.	1,624	148,539
Sumitomo Chemical Co., Ltd.	6,000	35,065
Sumitomo Metal Mining Co., Ltd.	2,000	30,205
Taiheiyo Cement Corp.	5,000	18,761
Taiyo Nippon Sanso Corp.	629	7,269
Teijin Ltd.	800	16,039
Toray Industries, Inc.	6,000	54,180
Tosoh Corp.	2,000	23,680
Toyo Seikan Group Holdings Ltd.	700	11,475
		6,358,625
Media 0.2%
Dentsu, Inc.	900	42,082
Hakuhodo DY Holdings, Inc.	900	12,631
Toho Co., Ltd.	500	18,019
Vector, Inc.	198,600	2,890,563
		2,963,295
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Astellas Pharma, Inc.	8,700	110,799
Chugai Pharmaceutical Co., Ltd.	900	36,094
Daiichi Sankyo Co., Ltd.	2,300	50,161
Eisai Co., Ltd.	1,100	58,951
Hisamitsu Pharmaceutical Co., Inc.	300	14,064
Kyowa Hakko Kirin Co., Ltd.	1,100	19,921
Mitsubishi Tanabe Pharma Corp.	900	21,425
Nippon Shinyaku Co., Ltd.	34,700	2,190,078
Ono Pharmaceutical Co., Ltd.	1,700	37,189

13

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Otsuka Holdings Co., Ltd.	1,600	70,463
Santen Pharmaceutical Co., Ltd.	1,500	21,132
Shionogi & Co., Ltd.	64,600	3,448,999
Sumitomo Dainippon Pharma Co., Ltd.	700	9,805
Taisho Pharmaceutical Holdings Co., Ltd.	100	7,491
Takeda Pharmaceutical Co., Ltd.	2,900	153,198
		6,249,770
Real Estate 0.2%
Aeon Mall Co., Ltd.	500	9,523
Daito Trust Construction Co., Ltd.	300	50,707
Daiwa House Industry Co., Ltd.	2,300	80,227
Daiwa House REIT Investment Corp.	6	14,871
Hulic Co., Ltd.	1,200	12,670
Investors Cloud Co., Ltd.	48,800	2,500,873
Japan Prime Realty Investment Corp.	3	11,279
Japan Real Estate Investment Corp.	5	26,260
Japan Retail Fund Investment Corp.	10	19,101
Mitsubishi Estate Co., Ltd.	5,087	92,497
Mitsui Fudosan Co., Ltd.	3,600	82,621
Nippon Building Fund, Inc.	5	26,985
Nippon Prologis REIT, Inc.	6	12,652
Nomura Real Estate Holdings, Inc.	500	9,911
Nomura Real Estate Master Fund, Inc.	16	22,684
Sumitomo Realty & Development Co., Ltd.	1,495	45,257
Tokyo Tatemono Co., Ltd.	800	10,885
Tokyu Fudosan Holdings Corp.	2,000	11,997
United Urban Investment Corp.	12	17,895
		3,058,895
Retailing 0.5%
ABC-Mart, Inc.	100	5,702
ASKUL Corp.	31,400	962,261
Don Quijote Holdings Co., Ltd.	500	18,159
Evolable Asia Corp. *	78,500	1,878,535
Fast Retailing Co., Ltd.	230	69,011
Hikari Tsushin, Inc.	100	10,920
Isetan Mitsukoshi Holdings Ltd.	1,321	12,873
Izumi Co., Ltd.	9,100	474,755
J. Front Retailing Co., Ltd.	1,000	14,292
Marui Group Co., Ltd.	800	10,880
Nitori Holdings Co., Ltd.	13,305	1,877,634
Rakuten, Inc.	3,800	46,418
Ryohin Keikaku Co., Ltd.	100	25,564
Shimamura Co., Ltd.	6,342	788,584
Start Today Co., Ltd.	24,600	694,132
Takashimaya Co., Ltd.	1,000	9,148
Tokyo Base Co., Ltd. *	25,100	1,184,881
USS Co., Ltd.	900	18,181
Yamada Denki Co., Ltd.	2,500	13,352
		8,115,282
Semiconductors & Semiconductor Equipment 0.5%
Disco Corp.	100	17,723
Renesas Electronics Corp. *	79,000	741,143
Rohm Co., Ltd.	400	30,915
Sumco Corp.	142,500	2,306,235
Tokyo Electron Ltd.	11,400	1,603,270
Ulvac, Inc.	62,300	3,340,243
		8,039,529
Software & Services 0.8%
Dena Co., Ltd.	400	8,788
Fujitsu Ltd.	8,000	59,574
GMO Payment Gateway, Inc.	55,200	3,256,072
Itochu Techno-Solutions Corp.	121,700	4,237,787
Kakaku.com, Inc.	600	8,477
Konami Holdings Corp.	400	20,861
LINE Corp. *	200	7,353
LINE Corp. ADR *	14,575	535,777
Mixi, Inc.	201	11,047
Security	Number of Shares	Value ($)
Nexon Co., Ltd. *	800	16,628
Nintendo Co., Ltd.	500	169,807
Nomura Research Institute Ltd.	23,160	866,957
NTT Data Corp.	2,500	27,232
Obic Co., Ltd.	300	18,755
Oracle Corp., Japan	7,500	504,111
Otsuka Corp.	200	13,101
SCSK Corp.	16,400	692,083
SMS Co., Ltd.	80,300	2,541,070
TIS, Inc.	19,800	598,551
Trend Micro, Inc.	500	25,006
Yahoo Japan Corp.	5,700	25,798
		13,644,835
Technology Hardware & Equipment 1.0%
Alps Electric Co., Ltd.	800	21,754
Anritsu Corp.	365,300	2,943,199
Brother Industries Ltd.	1,000	25,514
Canon, Inc.	4,365	151,862
FUJIFILM Holdings Corp.	1,700	62,489
Hamamatsu Photonics K.K.	600	19,072
Hirose Electric Co., Ltd.	100	13,617
Hitachi High-Technologies Corp.	300	11,043
Hitachi Ltd.	19,322	132,932
Hitachi Maxell Ltd.	153,000	3,385,489
Keyence Corp.	7,900	3,649,122
Konica Minolta, Inc.	1,800	14,910
Kyocera Corp.	1,300	78,975
Murata Manufacturing Co., Ltd.	824	128,189
NEC Corp.	11,000	29,903
Nippon Electric Glass Co., Ltd.	400	14,160
Omron Corp.	45,800	2,285,057
Ricoh Co., Ltd.	2,900	27,267
Seiko Epson Corp.	1,100	28,955
Shimadzu Corp.	1,000	19,690
TDK Corp.	500	35,936
Topcon Corp.	193,700	3,314,110
Yaskawa Electric Corp.	1,021	27,372
Yokogawa Electric Corp.	900	15,147
		16,435,764
Telecommunication Services 0.0%
KDDI Corp.	7,500	198,727
Nippon Telegraph & Telephone Corp.	2,800	137,027
NTT DOCOMO, Inc.	5,600	130,043
SoftBank Group Corp.	3,331	268,471
		734,268
Transportation 0.0%
ANA Holdings, Inc.	4,409	15,137
Central Japan Railway Co.	600	96,556
East Japan Railway Co.	1,338	125,481
Hankyu Hanshin Holdings, Inc.	1,000	35,692
Japan Airlines Co., Ltd.	500	16,155
Japan Airport Terminal Co., Ltd.	200	7,413
Kamigumi Co., Ltd.	1,000	10,717
Keikyu Corp.	2,000	23,211
Keio Corp.	2,000	16,749
Keisei Electric Railway Co., Ltd.	533	14,586
Kintetsu Group Holdings Co., Ltd.	7,000	26,843
Kyushu Railway Co.	683	22,516
Mitsui O.S.K. Lines Ltd.	5,000	15,561
Nagoya Railroad Co., Ltd.	4,000	18,344
Nippon Express Co., Ltd.	3,000	19,157
Nippon Yusen K.K. *	6,000	11,454
Odakyu Electric Railway Co., Ltd.	1,200	23,770
Tobu Railway Co., Ltd.	4,000	21,179
Tokyu Corp.	2,000	29,430

14

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
West Japan Railway Co.	641	46,010
Yamato Holdings Co., Ltd.	1,400	28,101
		624,062
Utilities 0.0%
Chubu Electric Power Co., Inc.	2,631	34,571
Electric Power Development Co., Ltd.	600	15,203
Kyushu Electric Power Co., Inc.	1,700	20,131
Osaka Gas Co., Ltd.	8,000	32,041
The Chugoku Electric Power Co., Inc.	1,100	12,059
The Kansai Electric Power Co., Inc.	2,900	38,939
Toho Gas Co., Ltd.	1,330	9,013
Tohoku Electric Power Co., Inc.	1,800	24,521
Tokyo Electric Power Co. Holdings, Inc. *	5,800	24,602
Tokyo Gas Co., Ltd.	8,000	42,447
		253,527
		225,764,337

Luxembourg 0.0%
Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	257	16,104

Malaysia 0.1%
Software & Services 0.1%
My EG Services Bhd	2,105,700	1,061,964

Mexico 0.9%
Banks 0.2%
Grupo Financiero Banorte S.A.B. de C.V., Class O	403,900	2,677,617
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B	272,621	559,867
		3,237,484
Food, Beverage & Tobacco 0.1%
Arca Continental S.A.B. de C.V.	149,970	1,111,812
Materials 0.1%
Cemex S.A.B de C.V. ADR *	213,268	2,070,832
Media 0.5%
Grupo Televisa S.A.B. ADR	326,500	8,691,430
		15,111,558

Netherlands 2.1%
Banks 0.0%
ABN AMRO Group N.V. CVA	1,534	43,359
ING Groep N.V.	15,794	295,092
		338,451
Capital Goods 0.4%
AerCap Holdings N.V. *	636	31,228
Boskalis Westminster N.V.	44,513	1,592,081
Koninklijke Philips N.V.	149,566	5,715,820
		7,339,129
Commercial & Professional Services 0.2%
Randstad Holding N.V.	474	28,580
RELX N.V.	3,916	82,254
Wolters Kluwer N.V.	63,819	2,838,250
		2,949,084
Energy 0.0%
Koninklijke Vopak N.V.	285	13,570
Food & Staples Retailing 0.0%
Koninklijke Ahold Delhaize N.V.	5,273	107,854
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.4%
Heineken Holding N.V.	402	39,492
Heineken N.V.	932	97,253
Refresco Group N.V.	285,760	5,583,413
		5,720,158
Household & Personal Products 0.0%
Unilever N.V. CVA	6,633	386,555
Insurance 0.4%
Aegon N.V.	7,574	42,456
ASR Nederland N.V.	184,109	6,963,449
NN Group N.V.	1,312	53,180
		7,059,085
Materials 0.3%
Akzo Nobel N.V.	21,457	1,942,589
ArcelorMittal *	2,479	65,268
Koninklijke DSM N.V.	746	55,031
OCI N.V. *	128,708	2,757,385
		4,820,273
Media 0.0%
Altice N.V., Class A *	1,628	40,110
Altice N.V., Class B *	431	10,648
		50,758
Real Estate 0.0%
Unibail-Rodamco SE	404	101,042
Semiconductors & Semiconductor Equipment 0.4%
ASML Holding N.V.	40,171	6,057,830
NXP Semiconductors N.V. *	1,421	156,779
		6,214,609
Software & Services 0.0%
Gemalto N.V.	322	16,403
Telecommunication Services 0.0%
Koninklijke KPN N.V.	13,941	50,555
		35,167,526

New Zealand 2.0%
Consumer Services 0.3%
SKYCITY Entertainment Group Ltd.	1,352,351	4,104,087
Food, Beverage & Tobacco 0.4%
a2 Milk Co., Ltd. *	1,800,300	5,971,054
Health Care Equipment & Services 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	573,176	4,722,924
Ryman Healthcare Ltd.	1,821	12,062
		4,734,986
Materials 0.0%
Fletcher Building Ltd.	2,756	16,544
Telecommunication Services 0.0%
Spark New Zealand Ltd.	7,180	20,223
Transportation 0.5%
Auckland International Airport Ltd.	1,728,415	9,036,135
Utilities 0.5%
Contact Energy Ltd.	2,757	11,101
Mercury NZ Ltd.	3,435,064	8,977,471
Meridian Energy Ltd.	6,222	13,459
		9,002,031
		32,885,060

Norway 0.2%
Banks 0.0%
DNB A.S.A.	3,951	77,615

15

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Energy 0.2%
Aker BP A.S.A	136,610	2,580,553
Statoil A.S.A.	4,604	86,528
		2,667,081
Food, Beverage & Tobacco 0.0%
Marine Harvest A.S.A. *	1,579	29,438
Orkla A.S.A.	3,360	34,612
		64,050
Insurance 0.0%
Gjensidige Forsikring A.S.A.	794	13,742
Materials 0.0%
Norsk Hydro A.S.A.	5,363	34,605
Yara International A.S.A.	708	28,140
		62,745
Media 0.0%
Schibsted A.S.A., B Shares	341	7,980
Schibsted A.S.A., Class A	307	7,836
		15,816
Telecommunication Services 0.0%
Telenor A.S.A.	3,036	60,609
		2,961,658

Papua New Guinea 0.0%
Energy 0.0%
Oil Search Ltd.	5,652	30,072

Peru 0.2%
Banks 0.2%
Credicorp Ltd.	17,363	3,214,586

Portugal 0.0%
Banks 0.0%
Banco Espirito Santo S.A. *(d)	42,176	—
Energy 0.0%
Galp Energia, SGPS, S.A.	1,999	32,025
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	1,001	19,688
Utilities 0.0%
EDP - Energias de Portugal S.A.	9,679	34,365
		86,078

Republic of Korea 1.5%
Consumer Durables & Apparel 0.1%
HS Industries Co., Ltd.	235,300	1,982,851
Household & Personal Products 0.2%
Korea Kolmar Co., Ltd.	40,882	2,593,575
Materials 0.2%
Hyosung Corp.	2,532	379,041
SK Materials Co., Ltd.	18,038	2,974,725
		3,353,766
Media 0.2%
CJ CGV Co., Ltd.	16,732	1,036,311
Loen Entertainment, Inc.	29,485	2,360,803
		3,397,114
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Hugel, Inc. *	642	333,470
Medy-Tox, Inc.	8,115	4,285,847
Yuhan Corp.	2,523	533,276
		5,152,593
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.5%
LG Innotek Co., Ltd.	4,392	588,154
Samsung Electronics Co., Ltd.	3,829	8,234,184
		8,822,338
		25,302,237

Russia 0.0%
Food & Staples Retailing 0.0%
X5 Retail Group N.V. GDR *	14,339	554,633

Singapore 1.9%
Banks 0.0%
DBS Group Holdings Ltd.	7,316	116,717
Oversea-Chinese Banking Corp., Ltd.	12,738	106,685
United Overseas Bank Ltd.	5,341	94,512
		317,914
Capital Goods 0.1%
Jardine Matheson Holdings Ltd.	909	57,984
Jardine Strategic Holdings Ltd.	900	36,699
Keppel Corp., Ltd.	6,000	28,375
Sarine Technologies Ltd.	1,433,700	1,608,106
Sembcorp Industries Ltd.	3,800	9,050
Singapore Technologies Engineering Ltd.	6,200	17,240
Yangzijiang Shipbuilding Holdings Ltd.	10,500	10,956
		1,768,410
Consumer Services 0.0%
Genting Singapore plc	24,600	21,136
Diversified Financials 0.0%
Singapore Exchange Ltd.	3,200	17,860
Food, Beverage & Tobacco 0.0%
Golden Agri-Resources Ltd.	34,700	10,104
Wilmar International Ltd.	6,500	16,002
		26,106
Media 0.0%
Singapore Press Holdings Ltd.	6,300	13,526
Real Estate 0.9%
Ascendas Real Estate Investment Trust	3,747,533	7,460,615
CapitaLand Commercial Trust	10,000	12,686
CapitaLand Ltd.	10,200	27,747
CapitaLand Mall Trust	4,712,000	6,985,172
City Developments Ltd.	1,627	13,505
Global Logistic Properties Ltd.	10,600	25,871
Suntec Real Estate Investment Trust	9,324	13,071
UOL Group Ltd.	2,100	12,219
		14,550,886
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	411	12,238
Technology Hardware & Equipment 0.1%
Venture Corp., Ltd.	114,100	1,108,445
Telecommunication Services 0.0%
Singapore Telecommunications Ltd.	33,100	96,891
StarHub Ltd.	3,300	6,647
		103,538
Transportation 0.8%
ComfortDelGro Corp., Ltd.	8,400	14,312
Hutchison Port Holdings Trust, Class U	25,700	12,200
SATS Ltd.	2,284,700	8,140,119
SIA Engineering Co., Ltd.	2,041,500	5,480,970
Singapore Airlines Ltd.	2,131	16,331
		13,663,932
		31,603,991

16

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
South Africa 0.3%
Capital Goods 0.0%
The Bidvest Group Ltd.	28,733	365,760
Diversified Financials 0.0%
RMB Holdings Ltd.	128,975	622,464
Food & Staples Retailing 0.2%
Bid Corp., Ltd.	28,733	690,049
Dis-Chem Pharmacies Ltd.	1,565,270	3,373,132
		4,063,181
Insurance 0.1%
Sanlam Ltd.	152,754	769,351
		5,820,756

Spain 1.3%
Banks 0.3%
Banco Bilbao Vizcaya Argentaria S.A.	27,239	246,450
Banco De Sabadell S.A.	21,398	47,784
Banco Santander S.A.	65,314	444,669
Bankia S.A.	4,090	20,672
Bankinter S.A.	163,830	1,594,457
CaixaBank S.A.	14,582	75,952
Unicaja Banco S.A. *	1,517,713	2,208,107
		4,638,091
Capital Goods 0.0%
ACS Actividades de Construccion y Servicios S.A.	977	37,414
Ferrovial S.A.	1,992	42,957
Siemens Gamesa Renewable Energy S.A.	1,017	16,639
		97,010
Commercial & Professional Services 0.0%
Prosegur Cia de Seguridad S.A.	65,147	445,272
Consumer Services 0.4%
NH Hotel Group S.A.	948,814	6,321,255
Energy 0.0%
Enagas S.A.	903	25,521
Repsol S.A.	5,089	85,230
		110,751
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	2,418	16,286
Insurance 0.0%
Mapfre S.A.	4,274	15,920
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	1,188	33,335
Retailing 0.0%
Industria de Diseno Textil S.A.	4,443	176,362
Software & Services 0.3%
Amadeus IT Group S.A.	72,805	4,481,431
Telecommunication Services 0.2%
Masmovil Ibercom S.A. *	24,725	2,195,210
Telefonica S.A.	18,589	210,483
		2,405,693
Transportation 0.1%
Abertis Infraestructuras S.A.	2,792	55,051
Aena S.A.	11,122	2,173,772
International Consolidated Airlines Group S.A.	2,586	19,735
		2,248,558
Security	Number of Shares	Value ($)
Utilities 0.0%
Endesa S.A.	1,266	29,970
Gas Natural SDG S.A.	1,395	32,649
Iberdrola S.A.	24,354	191,984
Red Electrica Corp. S.A.	1,811	38,798
		293,401
		21,283,365

Sweden 4.0%
Banks 0.3%
Nordea Bank AB	12,374	156,134
Skandinaviska Enskilda Banken AB, A Shares	6,142	77,784
Svenska Handelsbanken AB, A Shares	6,224	92,639
Swedbank AB, A Shares	182,912	4,769,863
		5,096,420
Capital Goods 1.2%
Alfa Laval AB	1,214	27,113
Assa Abloy AB, Class B	4,052	86,806
Atlas Copco AB, A Shares	2,767	100,076
Atlas Copco AB, B Shares	28,379	919,078
Munters Group AB *	259,790	2,316,738
Saab AB, Class B	129,100	5,990,174
Sandvik AB	4,625	72,883
Skanska AB, B Shares	1,400	31,813
SKF AB, B Shares	337,073	6,699,712
Volvo AB, B Shares	187,516	3,185,035
		19,429,428
Commercial & Professional Services 0.5%
AF AB, B Shares	353,944	7,752,914
Intrum Justitia AB	20,643	671,709
Securitas AB, B Shares	1,246	20,750
		8,445,373
Consumer Durables & Apparel 0.0%
Electrolux AB, B Shares	992	33,922
Husqvarna AB, B Shares	56,453	574,277
		608,199
Consumer Services 0.1%
Scandic Hotels Group AB	164,529	2,287,446
Diversified Financials 0.0%
Industrivarden AB, C Shares	637	15,451
Investor AB, B Shares	1,841	87,309
Kinnevik AB, Class B	933	28,642
LE Lundbergfortagen AB, B Shares	154	12,122
		143,524
Energy 0.0%
Lundin Petroleum AB *	743	16,921
Food & Staples Retailing 0.0%
ICA Gruppen AB	327	13,103
Food, Beverage & Tobacco 0.5%
AAK AB	103,259	7,632,466
Swedish Match AB	752	26,450
		7,658,916
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	777	13,488
Household & Personal Products 0.0%
Essity AB, Class B *	2,459	71,299
Materials 0.4%
Boliden AB	62,249	1,954,247
Hexpol AB	48,135	492,321
SSAB AB, A Shares *	926,848	4,682,836
		7,129,404

17

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Real Estate 0.1%
Fabege AB	26,691	527,183
Hufvudstaden AB, A Shares	27,864	485,013
		1,012,196
Retailing 0.9%
Hennes & Mauritz AB, B Shares	553,414	14,438,659
Technology Hardware & Equipment 0.0%
Hexagon AB, B Shares	1,045	51,635
Telefonaktiebolaget LM Ericsson, B Shares	12,410	80,322
		131,957
Telecommunication Services 0.0%
Tele2 AB, B Shares	1,405	16,722
Telia Co. AB	10,509	49,401
		66,123
		66,562,456

Switzerland 5.9%
Capital Goods 0.5%
ABB Ltd.	8,172	191,440
Belimo Holding AG	667	2,766,089
Burckhardt Compression Holding AG	7,387	2,194,442
Daetwyler Holding AG	14,565	2,380,523
dormakaba Holding AG, Series B *	620	552,632
Geberit AG	150	72,143
Schindler Holding AG	248	53,056
		8,210,325
Commercial & Professional Services 0.0%
Adecco Group AG	658	50,201
SGS S.A.	22	48,624
		98,825
Consumer Durables & Apparel 0.8%
Cie Financiere Richemont S.A.	95,226	8,095,172
The Swatch Group AG	241	18,563
The Swatch Group AG - Bearer Shares	11,440	4,538,938
		12,652,673
Diversified Financials 1.5%
Cembra Money Bank AG *	6,254	561,017
Credit Suisse Group AG *	1,196,145	18,386,758
Julius Baer Group Ltd. *	905	51,229
Pargesa Holding S.A.	171	13,647
Partners Group Holding AG	4,966	3,223,768
UBS Group AG *	179,050	3,113,763
		25,350,182
Food, Beverage & Tobacco 0.2%
Barry Callebaut AG *	9	12,835
Chocoladefabriken Lindt & Spruengli AG	4	22,773
Nestle S.A.	31,609	2,668,100
		2,703,708
Health Care Equipment & Services 0.4%
Sonova Holding AG	212	34,385
Straumann Holding AG	11,831	6,681,178
		6,715,563
Insurance 0.0%
Baloise Holding AG	199	31,972
Swiss Life Holding AG *	131	47,809
Swiss Re AG	1,320	127,264
Zurich Insurance Group AG	613	186,830
		393,875
Security	Number of Shares	Value ($)
Materials 0.5%
EMS-Chemie Holding AG	33	22,962
Givaudan S.A.	38	75,605
LafargeHolcim Ltd. *	142,934	8,540,477
Sika AG	9	62,021
		8,701,065
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Idorsia Ltd. *	129,552	2,425,039
Lonza Group AG *	18,174	4,319,498
Novartis AG	9,122	776,991
Roche Holding AG	2,870	726,596
Vifor Pharma AG	208	22,203
		8,270,327
Real Estate 0.0%
Swiss Prime Site AG *	284	25,626
Retailing 0.1%
Dufry AG *	5,430	865,029
Semiconductors & Semiconductor Equipment 0.2%
U-Blox Holding AG *	16,923	3,360,504
Software & Services 0.3%
Temenos Group AG *	51,430	4,971,548
Technology Hardware & Equipment 0.6%
Landis&Gyr Group AG *	32,221	2,594,141
Logitech International S.A.	195,270	7,087,324
		9,681,465
Telecommunication Services 0.0%
Swisscom AG	104	50,831
Transportation 0.3%
Kuehne & Nagel International AG	31,355	5,460,274
		97,511,820

Taiwan 1.4%
Capital Goods 0.3%
Airtac International Group	382,000	5,167,094
Consumer Durables & Apparel 0.1%
Basso Industry Corp.	387,000	1,054,681
Semiconductors & Semiconductor Equipment 0.6%
Silergy Corp.	189,000	3,695,442
Taiwan Semiconductor Manufacturing Co., Ltd.	151,000	1,067,404
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	138,912	4,995,275
		9,758,121
Technology Hardware & Equipment 0.4%
Advanced Ceramic X Corp.	177,000	2,156,193
Merry Electronics Co., Ltd.	601,000	4,955,681
		7,111,874
		23,091,770

Thailand 0.0%
Materials 0.0%
PTT Global Chemical PCL	319,000	692,613

United Kingdom 15.8%
Automobiles & Components 0.0%
GKN plc	7,062	29,960
Banks 1.6%
Barclays plc	69,589	186,586
HSBC Holdings plc	81,153	812,740
Lloyds Banking Group plc	20,335,253	17,580,582
Metro Bank plc *	11,836	565,759

18

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Royal Bank of Scotland Group plc *	2,144,066	7,029,448
Standard Chartered plc *	13,380	149,565
		26,324,680
Capital Goods 3.3%
Ashtead Group plc	355,128	7,629,679
BAE Systems plc	229,346	1,819,592
Bunzl plc	52,531	1,586,101
CNH Industrial N.V.	1,127,367	13,058,784
Cobham plc	9,706	16,994
Diploma plc	406,566	5,793,372
IMI plc	1,063	16,881
Meggitt plc	493,069	3,272,628
Rolls-Royce Holdings plc *	6,715	78,679
Smiths Group plc	130,728	2,647,878
Spirax-Sarco Engineering plc	137,085	10,061,149
The Weir Group plc	862	20,864
Travis Perkins plc	1,072	21,470
Ultra Electronics Holdings plc	265,735	7,344,517
Vesuvius plc	137,207	983,903
Wolseley plc	20,021	1,195,411
		55,547,902
Commercial & Professional Services 1.2%
Babcock International Group plc	1,027	11,441
Capita plc	2,611	22,687
Experian plc	253,574	5,037,563
G4S plc	689,043	2,990,932
Intertek Group plc	25,397	1,440,653
RELX plc	4,406	95,968
Rentokil Initial plc	2,749,450	10,537,302
		20,136,546
Consumer Durables & Apparel 0.7%
Barratt Developments plc	4,148	33,689
Bellway plc	221,192	9,314,098
Burberry Group plc	81,727	1,843,554
Persimmon plc	1,267	41,863
Taylor Wimpey plc	13,443	33,763
The Berkeley Group Holdings plc	540	24,904
		11,291,871
Consumer Services 0.5%
Carnival plc	770	51,972
Compass Group plc	221,725	4,730,982
Domino's Pizza Group plc	98,321	345,533
Greene King plc	270,402	2,442,730
InterContinental Hotels Group plc	733	41,476
Merlin Entertainments plc	2,820	17,462
TUI AG	1,788	28,103
Whitbread plc	741	37,628
		7,695,886
Diversified Financials 1.3%
3i Group plc	192,362	2,374,734
Aberdeen Asset Management plc	3,582	15,571
Ashmore Group plc	693,868	3,294,019
Close Brothers Group plc	24,938	507,063
Hargreaves Lansdown plc	1,036	18,851
Intermediate Capital Group plc	61,413	734,316
Investec plc	2,575	19,552
Jupiter Fund Management plc	108,481	763,253
London Stock Exchange Group plc	1,275	63,121
NEX Group plc	468,880	4,123,214
Provident Financial plc	25,324	689,393
Schroders plc	181,340	8,240,441
Schroders plc, Non-Voting Shares	1,100	35,723
		20,879,251
Security	Number of Shares	Value ($)
Energy 0.1%
BP plc	79,971	469,730
Petrofac Ltd.	1,007	5,950
Royal Dutch Shell plc, A Shares	18,103	511,254
Royal Dutch Shell plc, B Shares	15,251	434,466
		1,421,400
Food & Staples Retailing 0.0%
J. Sainsbury plc	6,526	21,085
Tesco plc *	33,047	75,959
WM Morrison Supermarkets plc	8,839	28,034
		125,078
Food, Beverage & Tobacco 1.0%
Associated British Foods plc	1,441	56,371
British American Tobacco plc	87,012	5,412,646
Coca-Cola European Partners plc	911	39,540
Coca-Cola HBC AG CDI *	719	21,738
Diageo plc	301,447	9,735,821
Fevertree Drinks plc	24,404	692,211
Greencore Group plc	238,435	703,772
Imperial Brands plc	3,905	160,821
Tate & Lyle plc	1,823	16,165
		16,839,085
Health Care Equipment & Services 0.1%
ConvaTec Group plc *	5,022	20,587
Mediclinic International plc	1,464	14,300
Smith & Nephew plc	3,607	62,761
UDG Healthcare plc	197,737	2,207,660
		2,305,308
Household & Personal Products 0.4%
Reckitt Benckiser Group plc	2,723	264,750
Unilever plc	105,833	6,035,943
		6,300,693
Insurance 0.1%
Admiral Group plc	882	24,061
Aviva plc	16,722	118,860
Direct Line Insurance Group plc	5,477	27,068
Hiscox Ltd.	76,958	1,318,485
Legal & General Group plc	24,065	85,207
Old Mutual plc	19,936	51,708
Prudential plc	10,504	256,303
RSA Insurance Group plc	4,197	36,135
St. James's Place plc	2,172	34,888
Standard Life plc	8,278	47,649
		2,000,364
Materials 2.8%
Anglo American plc *	5,402	89,358
Antofagasta plc	1,567	19,569
BHP Billiton plc	8,605	156,904
Croda International plc	200,177	9,767,807
Elementis plc	569,915	2,227,696
Fresnillo plc	878	17,818
Glencore plc *	6,222,576	27,450,237
Johnson Matthey plc	798	29,576
Mondi plc	1,499	39,483
Randgold Resources Ltd.	386	35,930
Rio Tinto plc	5,040	236,210
Synthomer plc	77,951	503,781
Victrex plc	252,203	6,563,692
		47,138,061
Media 0.8%
Cineworld Group plc	640,937	5,827,462
ITV plc	14,455	33,056
Liberty Global plc, Class A *	18,800	636,568
Liberty Global plc, Series C *	14,900	488,273
Pearson plc	3,387	29,311

19

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sky plc	4,171	53,156
WPP plc	343,788	7,011,140
		14,078,966
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
AstraZeneca plc	5,152	307,075
GlaxoSmithKline plc	20,080	399,732
Hikma Pharmaceuticals plc	571	10,629
		717,436
Real Estate 0.1%
Hammerson plc	3,152	23,888
Intu Properties plc	3,656	12,325
Land Securities Group plc	3,198	43,127
Segro plc	180,795	1,258,277
The British Land Co., plc	4,027	32,449
		1,370,066
Retailing 0.3%
ASOS plc *	44,439	3,387,677
Dixons Carphone plc	3,823	13,578
Kingfisher plc	8,978	34,841
Marks & Spencer Group plc	6,693	28,446
Next plc	618	32,214
WH Smith plc	35,446	823,456
		4,320,212
Software & Services 0.2%
Auto Trader Group plc	3,893	19,661
Equiniti Group plc	545,772	1,893,842
Micro Focus International plc	37,153	1,094,094
Moneysupermarket.com Group plc	91,988	402,753
Playtech plc	53,072	672,573
The Sage Group plc	4,409	39,209
Worldpay Group plc	8,412	41,049
		4,163,181
Technology Hardware & Equipment 1.1%
Halma plc	382,577	5,545,289
Laird plc	2,334,605	4,605,017
Renishaw plc	10,861	596,987
Spectris plc	220,660	7,162,060
		17,909,353
Telecommunication Services 0.0%
BT Group plc	34,482	142,697
Inmarsat plc	1,942	19,875
Vodafone Group plc	108,386	317,717
		480,289
Transportation 0.2%
BBA Aviation plc	515,429	2,038,484
easyJet plc	29,812	486,245
Royal Mail plc	3,646	19,387
		2,544,116
Utilities 0.0%
Centrica plc	22,107	57,913
National Grid plc	14,051	173,865
Severn Trent plc	939	27,764
SSE plc	4,135	75,250
United Utilities Group plc	2,806	33,253
		368,045
		263,987,749

United States 0.5%
Insurance 0.5%
Willis Towers Watson plc	57,066	8,495,986
Total Common Stock
(Cost $1,245,117,486)		1,611,817,934

Security	Number of Shares	Value ($)
Preferred Stock 0.7% of net assets

Brazil 0.2%
Banks 0.2%
Itau Unibanco Holding S.A.	291,550	3,489,232

Germany 0.5%
Automobiles & Components 0.0%
Bayerische Motoren Werke AG	214	17,053
Porsche Automobil Holding SE	630	36,057
Schaeffler AG	674	9,397
Volkswagen AG	756	116,264
		178,771
Capital Goods 0.2%
Jungheinrich AG	73,770	2,927,339
Health Care Equipment & Services 0.2%
Sartorius AG	37,940	3,585,891
Household & Personal Products 0.0%
Henkel AG & Co. KGaA	734	103,970
Materials 0.1%
Fuchs Petrolub SE	13,743	815,859
		7,611,830

Italy 0.0%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	4,119	13,130
Telecommunication Services 0.0%
Telecom Italia S.p.A. - RSP	25,361	20,775
		33,905
Total Preferred Stock
(Cost $8,008,608)		11,134,967

Other Investment Companies 2.2% of net assets

Equity Fund 0.0%
iShares MSCI EAFE ETF	292	19,544

Money Market Fund 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.94% (a)	36,205,073	36,205,073
Total Other Investment Companies
(Cost $36,223,960)		36,224,617
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%
United States Treasury Bills
1.10%, 12/07/17 (b)(c)	5,000	4,982
1.09%, 12/07/17 (b)(c)	25,000	24,908
Total Short-Term Investments
(Cost $29,884)		29,890

End of Investments.

20

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

At 07/31/17, the tax basis cost of the fund's investments was $1,307,984,615 and the unrealized appreciation and depreciation were $372,844,790 and ($21,621,997), respectively, with a net unrealized appreciation of $351,222,793.
At 07/31/17, the values of certain foreign securities held by the fund aggregating $1,357,457,571 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
ETF –	Exchange-traded fund
GDR –	Global Depositary Receipt
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt

CHF –	Swiss franc
NZD –	New Zealand dollar
USD –	U.S. dollar
In addition to the above, the fund held the following at July 31, 2017:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE Index, e-mini, Long expires 09/15/17	183	17,740,935	512,869

Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
09/20/2017	State Street Bank & Trust Co.	USD	2,450,091	CHF	2,330,000	33,068
09/20/2017	State Street Bank & Trust Co.	USD	4,377,735	CHF	4,372,000	(157,555)
10/26/2017	State Street Bank & Trust Co.	USD	18,852,002	NZD	25,425,000	(213,055)
Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(337,542)

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$102,347,163	$—	$102,347,163
Austria [1]	—	118,673	—	118,673
Materials	618,846	22,909	—	641,755
Belgium [1]	—	9,436,381	—	9,436,381
Semiconductors & Semiconductor Equipment	2,433,877	—	—	2,433,877
Brazil [1]	13,171,422	—	—	13,171,422
Canada [1]	98,227,553	—	—	98,227,553
China [1]	—	39,788,684	—	39,788,684
Retailing	2,353,004	—	—	2,353,004
Software & Services	21,876,499	5,675,766	—	27,552,265
21

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
France [1]	$—	$167,401,279	$—	$167,401,279
Retailing	4,122,782	—	—	4,122,782
Germany [1]	—	105,449,392	—	105,449,392
Capital Goods	8,957,084	34,893,163	—	43,850,247
Food & Staples Retailing	14,343	—	—	14,343
Hong Kong[1]	—	8,052,689	—	8,052,689
Consumer Services	940,411	9,704,109	—	10,644,520
Technology Hardware & Equipment	—	1,604,332	— *	1,604,332
Telecommunication Services	19,822	2,511,334	—	2,531,156
India [1]	—	24,047,778	—	24,047,778
Retailing	505,892	—	—	505,892
Software & Services	3,656,120	8,525,168	—	12,181,288
Ireland [1]	—	151,925	—	151,925
Banks	36,980	—	—	36,980
Capital Goods	516,071	32,088	—	548,159
Food, Beverage & Tobacco	6,895,759	58,019	—	6,953,778
Pharmaceuticals, Biotechnology & Life Sciences	868,671	207,342	—	1,076,013
Israel [1]	—	112,415	—	112,415
Pharmaceuticals, Biotechnology & Life Sciences	124,585	—	—	124,585
Software & Services	4,160,329	17,591	—	4,177,920
Telecommunication Services	12,004	—	—	12,004
Italy [1]	—	60,977,873	—	60,977,873
Pharmaceuticals, Biotechnology & Life Sciences	1,071,628	—	—	1,071,628
Japan [1]	—	209,060,607	—	209,060,607
Real Estate	105,103	2,953,792	—	3,058,895
Software & Services	535,777	13,109,058	—	13,644,835
Mexico [1]	15,111,558	—	—	15,111,558
Netherlands [1]	—	14,554,703	—	14,554,703
Capital Goods	31,228	7,307,901	—	7,339,129
Insurance	6,963,449	95,636	—	7,059,085
Semiconductors & Semiconductor Equipment	156,779	6,057,830	—	6,214,609
New Zealand[1]	—	19,148,043	—	19,148,043
Health Care Equipment & Services	12,062	4,722,924	—	4,734,986
Utilities	8,977,471	24,560	—	9,002,031
Norway [1]	—	2,945,842	—	2,945,842
Media	15,816	—	—	15,816
Peru [1]	3,214,586	—	—	3,214,586
Portugal [1]	—	86,078	—	86,078
Banks	—	—	— *	—
Republic of Korea[1]	—	21,905,123	—	21,905,123
Media	2,360,803	1,036,311	—	3,397,114
Russia [1]	554,633	—	—	554,633
Singapore [1]	—	29,835,581	—	29,835,581
Capital Goods	1,608,106	160,304	—	1,768,410
22

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
South Africa[1]	$—	$1,757,575	$—	$1,757,575
Food & Staples Retailing	3,373,132	690,049	—	4,063,181
Spain [1]	—	14,239,581	—	14,239,581
Banks	2,208,107	2,429,984	—	4,638,091
Telecommunication Services	2,195,210	210,483	—	2,405,693
Sweden [1]	—	44,774,283	—	44,774,283
Capital Goods	2,316,738	17,112,690	—	19,429,428
Consumer Services	2,287,446	—	—	2,287,446
Household & Personal Products	71,299	—	—	71,299
Switzerland [1]	—	68,620,369	—	68,620,369
Capital Goods	4,960,531	3,249,794	—	8,210,325
Food, Beverage & Tobacco	22,773	2,680,935	—	2,703,708
Pharmaceuticals, Biotechnology & Life Sciences	2,425,039	5,845,288	—	8,270,327
Real Estate	25,626	—	—	25,626
Technology Hardware & Equipment	2,594,141	7,087,324	—	9,681,465
Taiwan [1]	—	13,333,649	—	13,333,649
Semiconductors & Semiconductor Equipment	4,995,275	4,762,846	—	9,758,121
Thailand [1]	692,613	—	—	692,613
United Kingdom[1]	—	169,983,039	—	169,983,039
Capital Goods	6,794,269	48,753,633	—	55,547,902
Health Care Equipment & Services	20,587	2,284,721	—	2,305,308
Media	1,124,841	12,954,125	—	14,078,966
Software & Services	2,566,415	1,596,766	—	4,163,181
Technology Hardware & Equipment	4,605,017	13,304,336	—	17,909,353
United States[1]	8,495,986	—	—	8,495,986
Preferred Stock[1]	—	7,645,735	—	7,645,735
Brazil	3,489,232	—	—	3,489,232
Other Investment Companies[1]	36,224,617	—	—	36,224,617
Short-Term Investments[1]	—	29,890	—	29,890
Total	$301,719,947	$1,357,487,461	$—	$1,659,207,408
Other Financial Instruments
Futures Contracts[2]	$512,869	$—	$—	$512,869
Forward Foreign Currency Exchange Contracts[2]	—	33,068	—	33,068
Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($370,610)	$—	($370,610)
*	Level 3 amount shown includes securities determined to have no value at July 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $12,739,317 and $16,222,806 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2017. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
23

Laudus MarketMasters Funds
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day's forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
24

Laudus MarketMasters Funds
Notes to Portfolio Holdings (continued)

•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87632JUL17
25

Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.5%	Other Investment Companies	52,760,392	58,086,800
2.2%	Short-Term Investments	1,271,329	1,271,329
99.7%	Total Investments	54,031,721	59,358,129
0.3%	Other Assets and Liabilities, Net		204,071
100.0%	Net Assets		59,562,200

Security	Number of Shares	Value ($)
Other Investment Companies 97.5% of net assets

Equity Funds 37.5%
Global Real Estate 1.7%
Schwab Global Real Estate Fund (a)	130,382	1,010,462
International 9.1%
Laudus International MarketMasters Fund, Select Shares (a)	126,830	3,221,484
Schwab International Core Equity Fund (a)	200,737	2,196,066
		5,417,550
Large-Cap 24.5%
ClearBridge Large Cap Growth Fund	46,545	1,980,029
Dodge & Cox Stock Fund	4,620	906,328
Schwab Core Equity Fund (a)	144,080	3,332,566
Schwab Dividend Equity Fund (a)	9,572	159,286
Schwab S&P 500 Index Fund (a)	190,423	7,312,261
TCW Relative Value Large Cap Fund, Class I	39,079	923,042
		14,613,512
Small-Cap 2.2%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	21,215	417,935
Schwab Small-Cap Equity Fund (a)	40,906	916,705
		1,334,640
		22,376,164

Fixed-Income Funds 55.8%
Inflation-Protected Bond 6.2%
Schwab Treasury Inflation Protected Securities Index Fund (a)	333,965	3,693,656
Intermediate-Term Bond 39.3%
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	65,768	744,489
Metropolitan West Total Return Bond Fund, Class I	518,783	5,535,410
Schwab U.S. Aggregate Bond Index Fund (a)	1,397,117	14,110,879
Wells Fargo Core Bond Fund, Institutional Class	232,880	3,004,156
		23,394,934
Security	Number of Shares	Value ($)
International Bond 0.8%
Laudus Mondrian International Government Fixed Income Fund (a)	44,863	447,284
Short-Term Bond 9.5%
Schwab Short-Term Bond Index Fund (a)	567,083	5,682,170
		33,218,044

Money Market Fund 4.2%
Schwab Variable Share Price Money Fund, Ultra Shares 1.07% (a)(b)	2,491,844	2,492,592
Total Other Investment Companies
(Cost $52,760,392)		58,086,800
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.2% of net assets

Time Deposits 2.2%
Australia & New Zealand Banking Group Ltd.
0.59%, 08/01/17 (c)	85,773	85,773
BNP Paribas
0.59%, 08/01/17 (c)	592,778	592,778
Sumitomo Mitsui Banking Corp.
0.59%, 08/01/17 (c)	592,778	592,778
Total Short-Term Investments
(Cost $1,271,329)		1,271,329

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $54,268,553 and the unrealized appreciation and depreciation were $5,316,617 and ($227,041), respectively, with a net unrealized appreciation of $5,089,576.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

1

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$58,086,800	$—	$—	$58,086,800
Short-Term Investments[1]	—	1,271,329	—	1,271,329
Total	$58,086,800	$1,271,329	$—	$59,358,129
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.
2

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.0%	Other Investment Companies	84,675,813	94,702,616
2.0%	Short-Term Investments	1,937,068	1,937,068
100.0%	Total Investments	86,612,881	96,639,684
(0.0%)	Other Assets and Liabilities, Net		(10,868)
100.0%	Net Assets		96,628,816

Security	Number of Shares	Value ($)
Other Investment Companies 98.0% of net assets

Equity Funds 39.5%
Global Real Estate 1.7%
Schwab Global Real Estate Fund (a)	219,447	1,700,714
International 9.6%
Laudus International MarketMasters Fund, Select Shares (a)	216,560	5,500,618
Schwab International Core Equity Fund (a)	343,314	3,755,850
		9,256,468
Large-Cap 25.9%
ClearBridge Large Cap Growth Fund	81,334	3,459,947
Dodge & Cox Stock Fund	7,235	1,419,254
Schwab Core Equity Fund (a)	251,341	5,813,509
Schwab Dividend Equity Fund (a)	9,971	165,919
Schwab S&P 500 Index Fund (a)	324,209	12,449,614
TCW Relative Value Large Cap Fund, Class I	72,086	1,702,661
		25,010,904
Small-Cap 2.3%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	38,514	758,724
Schwab Small-Cap Equity Fund (a)	65,979	1,478,588
		2,237,312
		38,205,398

Fixed-Income Funds 54.1%
Inflation-Protected Bond 6.1%
Schwab Treasury Inflation Protected Securities Index Fund (a)	528,951	5,850,200
Intermediate-Term Bond 38.0%
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	120,428	1,363,250
Metropolitan West Total Return Bond Fund, Class I	842,841	8,993,113
Schwab U.S. Aggregate Bond Index Fund (a)	2,154,789	21,763,364
Wells Fargo Core Bond Fund, Institutional Class	357,889	4,616,774
		36,736,501
Security	Number of Shares	Value ($)
International Bond 0.8%
Laudus Mondrian International Government Fixed Income Fund (a)	77,288	770,563
Short-Term Bond 9.2%
Schwab Short-Term Bond Index Fund (a)	889,055	8,908,332
		52,265,596

Money Market Fund 4.4%
Schwab Variable Share Price Money Fund, Ultra Shares 1.07% (a)(b)	4,230,353	4,231,622
Total Other Investment Companies
(Cost $84,675,813)		94,702,616
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.0% of net assets

Time Deposits 2.0%
BNP Paribas
0.59%, 08/01/17 (c)	966,777	966,777
Brown Brothers Harriman
0.59%, 08/01/17 (c)	3,514	3,514
Sumitomo Mitsui Banking Corp.
0.59%, 08/01/17 (c)	966,777	966,777
Total Short-Term Investments
(Cost $1,937,068)		1,937,068

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $86,923,360 and the unrealized appreciation and depreciation were $10,174,312 and ($457,988), respectively, with a net unrealized appreciation of $9,716,324.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

3

Schwab Target 2015 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$94,702,616	$—	$—	$94,702,616
Short-Term Investments[1]	—	1,937,068	—	1,937,068
Total	$94,702,616	$1,937,068	$—	$96,639,684
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.
4

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.7%	Other Investment Companies	478,817,679	550,130,765
2.0%	Short-Term Investments	11,357,135	11,357,135
99.7%	Total Investments	490,174,814	561,487,900
0.3%	Other Assets and Liabilities, Net		1,488,499
100.0%	Net Assets		562,976,399

Security	Number of Shares	Value ($)
Other Investment Companies 97.7% of net assets

Equity Funds 49.6%
Global Real Estate 2.3%
Schwab Global Real Estate Fund (a)	1,673,520	12,969,777
International 12.7%
Laudus International MarketMasters Fund, Select Shares (a)	1,645,047	41,784,196
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	190,425	1,582,432
Schwab International Core Equity Fund (a)	2,586,379	28,294,989
		71,661,617
Large-Cap 31.6%
ClearBridge Large Cap Growth Fund	492,083	20,933,191
Dodge & Cox Stock Fund	51,839	10,169,229
Laudus U.S. Large Cap Growth Fund *(a)	157,247	3,174,813
Schwab Core Equity Fund (a)	1,980,322	45,804,849
Schwab Dividend Equity Fund (a)	106,561	1,773,171
Schwab S&P 500 Index Fund (a)	2,194,243	84,258,938
TCW Relative Value Large Cap Fund, Class I	498,850	11,782,835
		177,897,026
Small-Cap 3.0%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	291,799	5,748,431
Schwab Small-Cap Equity Fund (a)	503,911	11,292,640
		17,041,071
		279,569,491

Fixed-Income Funds 45.4%
Inflation-Protected Bond 3.3%
Schwab Treasury Inflation Protected Securities Index Fund (a)	1,685,839	18,645,382
Intermediate-Term Bond 34.5%
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,118,006	12,655,823
Metropolitan West Total Return Bond Fund, Class I	4,819,981	51,429,197
Schwab Intermediate-Term Bond Fund (a)	403,642	4,068,711
Security	Number of Shares	Value ($)
Schwab U.S. Aggregate Bond Index Fund (a)	10,525,096	106,303,472
Wells Fargo Core Bond Fund, Institutional Class	1,518,145	19,584,069
		194,041,272
International Bond 1.3%
Laudus Mondrian International Government Fixed Income Fund (a)	717,722	7,155,687
Short-Term Bond 6.3%
Schwab Short-Term Bond Index Fund (a)	3,553,578	35,606,849
		255,449,190

Money Market Fund 2.7%
Schwab Variable Share Price Money Fund, Ultra Shares 1.07% (a)(b)	15,107,552	15,112,084
Total Other Investment Companies
(Cost $478,817,679)		550,130,765
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.0% of net assets

Time Deposits 2.0%
Australia & New Zealand Banking Group Ltd.
0.59%, 08/01/17 (c)	85,221	85,221
BNP Paribas
0.59%, 08/01/17 (c)	5,635,957	5,635,957
Sumitomo Mitsui Banking Corp.
0.59%, 08/01/17 (c)	5,635,957	5,635,957
Total Short-Term Investments
(Cost $11,357,135)		11,357,135

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $491,219,575 and the unrealized appreciation and depreciation were $72,809,148 and ($2,540,823), respectively, with a net unrealized appreciation of $70,268,325.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

5

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$550,130,765	$—	$—	$550,130,765
Short-Term Investments[1]	—	11,357,135	—	11,357,135
Total	$550,130,765	$11,357,135	$—	$561,487,900
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.
6

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.4%	Other Investment Companies	422,047,874	482,980,981
2.4%	Short-Term Investments	11,986,744	11,986,744
99.8%	Total Investments	434,034,618	494,967,725
0.2%	Other Assets and Liabilities, Net		1,026,601
100.0%	Net Assets		495,994,326

Security	Number of Shares	Value ($)
Other Investment Companies 97.4% of net assets

Equity Funds 61.4%
Global Real Estate 3.0%
Schwab Global Real Estate Fund (a)	1,921,233	14,889,557
International 16.2%
Laudus International MarketMasters Fund, Select Shares (a)	1,822,220	46,284,389
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	498,196	4,140,012
Schwab International Core Equity Fund (a)	2,758,784	30,181,097
		80,605,498
Large-Cap 38.2%
ClearBridge Large Cap Growth Fund	446,737	19,004,194
Dodge & Cox Stock Fund	50,171	9,842,118
Laudus U.S. Large Cap Growth Fund *(a)	429,583	8,673,273
Schwab Core Equity Fund (a)	2,260,049	52,274,924
Schwab Dividend Equity Fund (a)	222,336	3,699,665
Schwab S&P 500 Index Fund (a)	2,152,642	82,661,468
TCW Relative Value Large Cap Fund, Class I	562,202	13,279,222
		189,434,864
Small-Cap 4.0%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	349,456	6,884,290
Schwab Small-Cap Equity Fund (a)	573,385	12,849,548
		19,733,838
		304,663,757

Fixed-Income Funds 34.8%
Inflation-Protected Bond 1.0%
Schwab Treasury Inflation Protected Securities Index Fund (a)	451,516	4,993,771
Intermediate-Term Bond 28.5%
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,365,139	15,453,376
Metropolitan West Total Return Bond Fund, Class I	3,723,086	39,725,323
Schwab Intermediate-Term Bond Fund (a)	541,179	5,455,089
Security	Number of Shares	Value ($)
Schwab U.S. Aggregate Bond Index Fund (a)	6,971,323	70,410,359
Wells Fargo Core Bond Fund, Institutional Class	802,030	10,346,182
		141,390,329
International Bond 1.3%
Laudus Mondrian International Government Fixed Income Fund (a)	627,519	6,256,362
Short-Term Bond 4.0%
Schwab Short-Term Bond Index Fund (a)	1,958,424	19,623,405
		172,263,867

Money Market Fund 1.2%
Schwab Variable Share Price Money Fund, Ultra Shares 1.07% (a)(b)	6,051,542	6,053,357
Total Other Investment Companies
(Cost $422,047,874)		482,980,981
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.4% of net assets

Time Deposits 2.4%
BNP Paribas
0.59%, 08/01/17 (c)	4,951,101	4,951,101
Citibank
0.59%, 08/01/17 (c)	4,951,101	4,951,101
JPMorgan Chase Bank
0.59%, 08/01/17 (c)	2,084,542	2,084,542
Total Short-Term Investments
(Cost $11,986,744)		11,986,744

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $435,353,159 and the unrealized appreciation and depreciation were $61,789,719 and ($2,175,153), respectively, with a net unrealized appreciation of $59,614,566.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

7

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$482,980,981	$—	$—	$482,980,981
Short-Term Investments[1]	—	11,986,744	—	11,986,744
Total	$482,980,981	$11,986,744	$—	$494,967,725
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.
8

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.6%	Other Investment Companies	744,579,511	916,391,735
1.5%	Short-Term Investments	14,217,473	14,217,473
100.1%	Total Investments	758,796,984	930,609,208
(0.1%)	Other Assets and Liabilities, Net		(536,548)
100.0%	Net Assets		930,072,660

Security	Number of Shares	Value ($)
Other Investment Companies 98.6% of net assets

Equity Funds 70.5%
Global Real Estate 3.3%
Schwab Global Real Estate Fund (a)	3,984,647	30,881,010
International 19.0%
Laudus International MarketMasters Fund, Select Shares (a)	3,931,102	99,849,984
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	1,542,701	12,819,847
Schwab International Core Equity Fund (a)	5,840,200	63,891,788
		176,561,619
Large-Cap 43.0%
ClearBridge Large Cap Growth Fund	838,292	35,660,931
Dodge & Cox Stock Fund	96,264	18,884,030
Laudus U.S. Large Cap Growth Fund *(a)	1,547,905	31,252,207
Schwab Core Equity Fund (a)	4,705,517	108,838,615
Schwab Dividend Equity Fund (a)	784,080	13,047,084
Schwab S&P 500 Index Fund (a)	4,209,292	161,636,813
TCW Relative Value Large Cap Fund, Class I	1,277,722	30,179,783
		399,499,463
Small-Cap 5.2%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	849,499	16,735,136
Schwab Small-Cap Equity Fund (a)	1,430,760	32,063,337
		48,798,473
		655,740,565

Fixed-Income Funds 26.7%
Intermediate-Term Bond 23.2%
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	2,730,846	30,913,180
Metropolitan West Total Return Bond Fund, Class I	5,819,544	62,094,537
Schwab Intermediate-Term Bond Fund (a)	1,108,077	11,169,420
Security	Number of Shares	Value ($)
Schwab U.S. Aggregate Bond Index Fund (a)	9,856,661	99,552,277
Wells Fargo Core Bond Fund, Institutional Class	929,361	11,988,756
		215,718,170
International Bond 1.2%
Laudus Mondrian International Government Fixed Income Fund (a)	1,080,882	10,776,391
Short-Term Bond 2.3%
Schwab Short-Term Bond Index Fund (a)	2,154,803	21,591,129
		248,085,690

Money Market Fund 1.4%
Schwab Variable Share Price Money Fund, Ultra Shares 1.07% (a)(b)	12,561,712	12,565,480
Total Other Investment Companies
(Cost $744,579,511)		916,391,735
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.5% of net assets

Time Deposits 1.5%
BNP Paribas
0.59%, 08/01/17 (c)	9,312,896	9,312,896
Citibank
0.59%, 08/01/17 (c)	4,904,577	4,904,577
Total Short-Term Investments
(Cost $14,217,473)		14,217,473

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $762,475,833 and the unrealized appreciation and depreciation were $171,977,245 and ($3,843,870), respectively, with a net unrealized appreciation of $168,133,375.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

9

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$916,391,735	$—	$—	$916,391,735
Short-Term Investments[1]	—	14,217,473	—	14,217,473
Total	$916,391,735	$14,217,473	$—	$930,609,208
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.
10

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.5%	Other Investment Companies	347,943,549	412,820,948
1.4%	Short-Term Investments	5,677,786	5,677,786
99.9%	Total Investments	353,621,335	418,498,734
0.1%	Other Assets and Liabilities, Net		622,209
100.0%	Net Assets		419,120,943

Security	Number of Shares	Value ($)
Other Investment Companies 98.5% of net assets

Equity Funds 77.9%
Global Real Estate 3.7%
Schwab Global Real Estate Fund (a)	2,016,286	15,626,219
International 21.4%
Laudus International MarketMasters Fund, Select Shares (a)	1,926,709	48,938,396
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	1,013,481	8,422,028
Schwab International Core Equity Fund (a)	2,940,472	32,168,766
		89,529,190
Large-Cap 46.7%
ClearBridge Large Cap Growth Fund	354,607	15,084,962
Dodge & Cox Stock Fund	49,394	9,689,660
Laudus U.S. Large Cap Growth Fund *(a)	949,422	19,168,828
Schwab Core Equity Fund (a)	2,309,142	53,410,450
Schwab Dividend Equity Fund (a)	510,093	8,487,940
Schwab S&P 500 Index Fund (a)	1,953,648	75,020,084
TCW Relative Value Large Cap Fund, Class I	628,012	14,833,655
		195,695,579
Small-Cap 6.1%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	447,843	8,822,514
Schwab Small-Cap Equity Fund (a)	749,129	16,787,978
		25,610,492
		326,461,480

Fixed-Income Funds 19.6%
Intermediate-Term Bond 17.3%
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,157,130	13,098,709
Metropolitan West Total Return Bond Fund, Class I	1,985,142	21,181,463
Schwab Intermediate-Term Bond Fund (a)	454,883	4,585,219
Security	Number of Shares	Value ($)
Schwab U.S. Aggregate Bond Index Fund (a)	3,057,399	30,879,733
Wells Fargo Core Bond Fund, Institutional Class	231,753	2,989,609
		72,734,733
International Bond 1.0%
Laudus Mondrian International Government Fixed Income Fund (a)	409,383	4,081,546
Short-Term Bond 1.3%
Schwab Short-Term Bond Index Fund (a)	551,416	5,525,187
		82,341,466

Money Market Fund 1.0%
Schwab Variable Share Price Money Fund, Ultra Shares 1.07% (a)(b)	4,016,797	4,018,002
Total Other Investment Companies
(Cost $347,943,549)		412,820,948
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.4% of net assets

Time Deposits 1.4%
Barclays Capital, Inc.
0.59%, 08/01/17 (c)	4,195,179	4,195,179
Sumitomo Mitsui Banking Corp.
0.59%, 08/01/17 (c)	1,482,607	1,482,607
Total Short-Term Investments
(Cost $5,677,786)		5,677,786

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $354,751,409 and the unrealized appreciation and depreciation were $64,815,068 and ($1,067,743), respectively, with a net unrealized appreciation of $63,747,325.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

11

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$412,820,948	$—	$—	$412,820,948
Short-Term Investments[1]	—	5,677,786	—	5,677,786
Total	$412,820,948	$5,677,786	$—	$418,498,734
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.
12

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.4%	Other Investment Companies	738,714,078	947,023,765
1.5%	Short-Term Investments	14,588,011	14,588,011
99.9%	Total Investments	753,302,089	961,611,776
0.1%	Other Assets and Liabilities, Net		704,665
100.0%	Net Assets		962,316,441

Security	Number of Shares	Value ($)
Other Investment Companies 98.4% of net assets

Equity Funds 84.8%
Global Real Estate 4.1%
Schwab Global Real Estate Fund (a)	5,131,754	39,771,093
International 23.7%
Laudus International MarketMasters Fund, Select Shares (a)	4,816,240	122,332,498
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	2,990,467	24,850,783
Schwab International Core Equity Fund (a)	7,383,553	80,776,072
		227,959,353
Large-Cap 49.7%
ClearBridge Large Cap Growth Fund	721,689	30,700,653
Dodge & Cox Stock Fund	100,311	19,678,050
Laudus U.S. Large Cap Growth Fund *(a)	2,851,838	57,578,618
Schwab Core Equity Fund (a)	5,639,832	130,449,317
Schwab Dividend Equity Fund (a)	1,552,329	25,830,761
Schwab S&P 500 Index Fund (a)	4,588,532	176,199,613
TCW Relative Value Large Cap Fund, Class I	1,605,702	37,926,688
		478,363,700
Small-Cap 7.3%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	1,216,736	23,969,701
Schwab Small-Cap Equity Fund (a)	2,038,937	45,692,582
		69,662,283
		815,756,429

Fixed-Income Funds 13.0%
Intermediate-Term Bond 11.9%
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	2,149,612	24,333,610
Metropolitan West Total Return Bond Fund, Class I	2,970,819	31,698,633
Schwab Intermediate-Term Bond Fund (a)	915,829	9,231,561
Security	Number of Shares	Value ($)
Schwab U.S. Aggregate Bond Index Fund (a)	4,456,150	45,007,117
Wells Fargo Core Bond Fund, Institutional Class	354,610	4,574,467
		114,845,388
International Bond 0.6%
Laudus Mondrian International Government Fixed Income Fund (a)	537,701	5,360,880
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund (a)	523,276	5,243,223
		125,449,491

Money Market Fund 0.6%
Schwab Variable Share Price Money Fund, Ultra Shares 1.07% (a)(b)	5,816,101	5,817,845
Total Other Investment Companies
(Cost $738,714,078)		947,023,765
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.5% of net assets

Time Deposits 1.5%
BNP Paribas
0.59%, 08/01/17 (c)	4,962,730	4,962,730
Sumitomo Mitsui Banking Corp.
0.59%, 08/01/17 (c)	9,625,281	9,625,281
Total Short-Term Investments
(Cost $14,588,011)		14,588,011

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $757,395,841 and the unrealized appreciation and depreciation were $206,165,764 and ($1,949,829), respectively, with a net unrealized appreciation of $204,215,935.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

13

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$947,023,765	$—	$—	$947,023,765
Short-Term Investments[1]	—	14,588,011	—	14,588,011
Total	$947,023,765	$14,588,011	$—	$961,611,776
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.
14

Schwab Capital Trust
Schwab Target 2045 Fund

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.4%	Other Investment Companies	99,151,280	110,825,802
1.8%	Short-Term Investments	2,069,579	2,069,579
100.2%	Total Investments	101,220,859	112,895,381
(0.2%)	Other Assets and Liabilities, Net		(266,104)
100.0%	Net Assets		112,629,277

Security	Number of Shares	Value ($)
Other Investment Companies 98.4% of net assets

Equity Funds 89.1%
Global Real Estate 4.3%
Schwab Global Real Estate Fund (a)	619,744	4,803,014
International 25.2%
Laudus International MarketMasters Fund, Select Shares (a)	588,280	14,942,313
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	407,545	3,386,698
Schwab International Core Equity Fund (a)	922,731	10,094,681
		28,423,692
Large-Cap 51.5%
ClearBridge Large Cap Growth Fund	72,697	3,092,519
Dodge & Cox Stock Fund	13,797	2,706,477
Laudus U.S. Large Cap Growth Fund *(a)	381,440	7,701,265
Schwab Core Equity Fund (a)	685,137	15,847,218
Schwab Dividend Equity Fund (a)	218,579	3,637,151
Schwab S&P 500 Index Fund (a)	532,071	20,431,527
TCW Relative Value Large Cap Fund, Class I	193,765	4,576,735
		57,992,892
Small-Cap 8.1%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	164,019	3,231,176
Schwab Small-Cap Equity Fund (a)	265,016	5,938,999
		9,170,175
		100,389,773

Fixed-Income Funds 8.8%
Intermediate-Term Bond 8.2%
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	189,858	2,149,190
Metropolitan West Total Return Bond Fund, Class I	237,699	2,536,252
Schwab Intermediate-Term Bond Fund (a)	86,909	876,041
Security	Number of Shares	Value ($)
Schwab U.S. Aggregate Bond Index Fund (a)	334,102	3,374,431
Wells Fargo Core Bond Fund, Institutional Class	20,226	260,919
		9,196,833
International Bond 0.4%
Laudus Mondrian International Government Fixed Income Fund (a)	51,469	513,149
Short-Term Bond 0.2%
Schwab Short-Term Bond Index Fund (a)	18,467	185,040
		9,895,022

Money Market Fund 0.5%
Schwab Variable Share Price Money Fund, Ultra Shares 1.07% (a)(b)	540,845	541,007
Total Other Investment Companies
(Cost $99,151,280)		110,825,802
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.8% of net assets

Time Deposits 1.8%
BNP Paribas
0.59%, 08/01/17 (c)	1,126,250	1,126,250
JPMorgan Chase Bank
0.59%, 08/01/17 (c)	943,329	943,329
Total Short-Term Investments
(Cost $2,069,579)		2,069,579

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $101,605,410 and the unrealized appreciation and depreciation were $11,357,778 and ($67,807), respectively, with a net unrealized appreciation of $11,289,971.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

15

Schwab Target 2045 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$110,825,802	$—	$—	$110,825,802
Short-Term Investments[1]	—	2,069,579	—	2,069,579
Total	$110,825,802	$2,069,579	$—	$112,895,381
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.
16

Schwab Capital Trust
Schwab Target 2050 Fund

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.9%	Other Investment Companies	83,906,646	94,061,043
2.0%	Short-Term Investments	1,903,495	1,903,495
99.9%	Total Investments	85,810,141	95,964,538
0.1%	Other Assets and Liabilities, Net		66,842
100.0%	Net Assets		96,031,380

Security	Number of Shares	Value ($)
Other Investment Companies 97.9% of net assets

Equity Funds 91.7%
Global Real Estate 4.3%
Schwab Global Real Estate Fund (a)	530,731	4,113,169
International 26.2%
Laudus International MarketMasters Fund, Select Shares (a)	518,566	13,171,573
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	381,347	3,168,996
Schwab International Core Equity Fund (a)	805,669	8,814,014
		25,154,583
Large-Cap 52.5%
ClearBridge Large Cap Growth Fund	55,086	2,343,374
Dodge & Cox Stock Fund	12,641	2,479,708
Laudus U.S. Large Cap Growth Fund *(a)	362,405	7,316,957
Schwab Core Equity Fund (a)	600,072	13,879,666
Schwab Dividend Equity Fund (a)	201,312	3,349,825
Schwab S&P 500 Index Fund (a)	448,491	17,222,072
TCW Relative Value Large Cap Fund, Class I	164,981	3,896,861
		50,488,463
Small-Cap 8.7%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	150,932	2,973,351
Schwab Small-Cap Equity Fund (a)	240,690	5,393,868
		8,367,219
		88,123,434

Fixed-Income Funds 6.2%
Intermediate-Term Bond 5.7%
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	115,704	1,309,766
Metropolitan West Total Return Bond Fund, Class I	144,620	1,543,100
Schwab Intermediate-Term Bond Fund (a)	47,144	475,209
Security	Number of Shares	Value ($)
Schwab U.S. Aggregate Bond Index Fund (a)	197,616	1,995,921
Wells Fargo Core Bond Fund, Institutional Class	9,510	122,684
		5,446,680
International Bond 0.4%
Laudus Mondrian International Government Fixed Income Fund (a)	41,974	418,483
Short-Term Bond 0.1%
Schwab Short-Term Bond Index Fund (a)	7,230	72,446
		5,937,609
Total Other Investment Companies
(Cost $83,906,646)		94,061,043
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.0% of net assets

Time Deposits 2.0%
BNP Paribas
0.59%, 08/01/17 (b)	945,629	945,629
Sumitomo Mitsui Banking Corp.
0.59%, 08/01/17 (b)	957,866	957,866
Total Short-Term Investments
(Cost $1,903,495)		1,903,495

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $86,096,967 and the unrealized appreciation and depreciation were $9,902,466 and ($34,895), respectively, with a net unrealized appreciation of $9,867,571.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

17

Schwab Target 2050 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$94,061,043	$—	$—	$94,061,043
Short-Term Investments[1]	—	1,903,495	—	1,903,495
Total	$94,061,043	$1,903,495	$—	$95,964,538
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.
18

Schwab Capital Trust
Schwab Target 2055 Fund

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.0%	Other Investment Companies	47,271,528	53,252,591
2.1%	Short-Term Investments	1,170,945	1,170,945
100.1%	Total Investments	48,442,473	54,423,536
(0.1%)	Other Assets and Liabilities, Net		(66,203)
100.0%	Net Assets		54,357,333

Security	Number of Shares	Value ($)
Other Investment Companies 98.0% of net assets

Equity Funds 94.2%
Global Real Estate 4.4%
Schwab Global Real Estate Fund (a)	310,958	2,409,926
International 27.1%
Laudus International MarketMasters Fund, Select Shares (a)	304,154	7,725,511
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	229,110	1,903,905
Schwab International Core Equity Fund (a)	468,087	5,120,875
		14,750,291
Large-Cap 53.5%
ClearBridge Large Cap Growth Fund	27,975	1,190,059
Dodge & Cox Stock Fund	7,479	1,467,220
Laudus U.S. Large Cap Growth Fund *(a)	219,612	4,433,962
Schwab Core Equity Fund (a)	345,829	7,999,014
Schwab Dividend Equity Fund (a)	117,692	1,958,394
Schwab S&P 500 Index Fund (a)	253,320	9,727,499
TCW Relative Value Large Cap Fund, Class I	97,139	2,294,433
		29,070,581
Small-Cap 9.2%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	89,160	1,756,445
Schwab Small-Cap Equity Fund (a)	144,000	3,227,036
		4,983,481
		51,214,279

Fixed-Income Funds 3.8%
Intermediate-Term Bond 3.5%
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	45,569	515,842
Metropolitan West Total Return Bond Fund, Class I	52,184	556,805
Schwab Intermediate-Term Bond Fund (a)	17,634	177,752
Security	Number of Shares	Value ($)
Schwab U.S. Aggregate Bond Index Fund (a)	61,173	617,845
Wells Fargo Core Bond Fund, Institutional Class	2,818	36,348
		1,904,592
International Bond 0.3%
Laudus Mondrian International Government Fixed Income Fund (a)	12,704	126,661
Short-Term Bond 0.0%
Schwab Short-Term Bond Index Fund (a)	704	7,059
		2,038,312
Total Other Investment Companies
(Cost $47,271,528)		53,252,591
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.1% of net assets

Time Deposits 2.1%
BNP Paribas
0.59%, 08/01/17 (b)	544,132	544,132
Citibank
0.59%, 08/01/17 (b)	544,132	544,132
JPMorgan Chase Bank
0.59%, 08/01/17 (b)	82,681	82,681
Total Short-Term Investments
(Cost $1,170,945)		1,170,945

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $48,581,412 and the unrealized appreciation and depreciation were $5,848,100 and ($5,976), respectively, with a net unrealized appreciation of $5,842,124.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

19

Schwab Target 2055 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$53,252,591	$—	$—	$53,252,591
Short-Term Investments[1]	—	1,170,945	—	1,170,945
Total	$53,252,591	$1,170,945	$—	$54,423,536
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.
20

Schwab Capital Trust
Schwab Target 2060 Fund

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.9%	Other Investment Companies	3,787,774	4,098,245
2.1%	Short-Term Investments	89,505	89,505
100.0%	Total Investments	3,877,279	4,187,750
(0.0%)	Other Assets and Liabilities, Net		(942)
100.0%	Net Assets		4,186,808

Security	Number of Shares	Value ($)
Other Investment Companies 97.9% of net assets

Equity Funds 95.1%
Global Real Estate 4.5%
Schwab Global Real Estate Fund (a)	24,279	188,159
International 27.5%
Laudus International MarketMasters Fund, Select Shares (a)	23,518	597,356
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	18,299	152,067
Schwab International Core Equity Fund (a)	36,568	400,052
		1,149,475
Large-Cap 53.7%
ClearBridge Large Cap Growth Fund	2,011	85,568
Dodge & Cox Stock Fund	827	162,209
Laudus U.S. Large Cap Growth Fund *(a)	17,646	356,279
Schwab Core Equity Fund (a)	26,735	618,382
Schwab Dividend Equity Fund (a)	9,313	154,975
Schwab S&P 500 Index Fund (a)	19,480	748,029
TCW Relative Value Large Cap Fund, Class I	5,262	124,290
		2,249,732
Small-Cap 9.4%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	7,191	141,659
Schwab Small-Cap Equity Fund (a)	11,328	253,868
		395,527
		3,982,893

Fixed-Income Funds 2.8%
Intermediate-Term Bond 2.7%
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	2,753	31,162
Metropolitan West Total Return Bond Fund, Class I	2,724	29,067
Schwab Intermediate-Term Bond Fund (a)	1,065	10,731
Security	Number of Shares	Value ($)
Schwab U.S. Aggregate Bond Index Fund (a)	3,722	37,590
Wells Fargo Core Bond Fund, Institutional Class	238	3,070
		111,620
International Bond 0.1%
Laudus Mondrian International Government Fixed Income Fund (a)	374	3,732
		115,352
Total Other Investment Companies
(Cost $3,787,774)		4,098,245
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.1% of net assets

Time Deposits 2.1%
BNP Paribas
0.59%, 08/01/17 (b)	41,579	41,579
Brown Brothers Harriman
0.59%, 08/01/17 (b)	6,347	6,347
Sumitomo Mitsui Banking Corp.
0.59%, 08/01/17 (b)	41,579	41,579
Total Short-Term Investments
(Cost $89,505)		89,505

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $3,877,279 and the unrealized appreciation and depreciation were $310,471 and ($0), respectively, with a net unrealized appreciation of $310,471.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

21

Schwab Target 2060 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$4,098,245	$—	$—	$4,098,245
Short-Term Investments[1]	—	89,505	—	89,505
Total	$4,098,245	$89,505	$—	$4,187,750
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.
22

Schwab Target Funds
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
23

Schwab Target Funds
Notes to Portfolio Holdings (continued)

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. Below is a summary of the funds' transactions with their affiliated underlying funds during the period ended July 31, 2017:
Schwab Target 2010 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/17	Market Value at 07/31/17	Realized Gains (Losses) 11/01/16 to 07/31/17	Distributions Received* 11/01/16 to 07/31/17
Laudus International MarketMasters Fund, Select Shares	145,572	1,273	(20,015)	126,830	$3,221,484	$242,956	$26,247
Laudus Mondrian International Government Fixed Income Fund	35,650	16,392	(7,179)	44,863	447,284	2,954	3,281
Laudus Small-Cap MarketMasters Fund, Select Shares	28,044	285	(7,114)	21,215	417,935	77,212	5,427
Laudus U.S. Large Cap Growth Fund	218,108	3,555	(221,663)	—	—	1,696,816	59,151
Schwab Core Equity Fund	206,034	3,299	(65,253)	144,080	3,332,566	535,171	68,347
Schwab Dividend Equity Fund	125,632	546	(116,606)	9,572	159,286	158,331	8,676
Schwab Global Real Estate Fund	161,504	6,065	(37,187)	130,382	1,010,462	93,414	42,711
Schwab International Core Equity Fund	226,044	5,681	(30,988)	200,737	2,196,066	12,701	51,357
Schwab S&P 500 Index Fund	100,633	111,199	(21,409)	190,423	7,312,261	33,393	88,356
Schwab Short-Term Bond Index Fund	—	575,075	(7,992)	567,083	5,682,170	82	28,812
Schwab Short-Term Bond Market Fund	618,557	19,442	(637,999)	—	—	133,930	33,304
Schwab Small-Cap Equity Fund	41,665	4,688	(5,447)	40,906	916,705	42,146	3,737
Schwab Total Bond Market Fund	1,451,313	60,820	(1,512,133)	—	—	(69,669)	150,211
Schwab Treasury Inflation Protected Securities Index Fund	336,959	7,879	(10,873)	333,965	3,693,656	4,444	56,271
Schwab U.S. Aggregate Bond Index Fund	—	1,428,046	(30,929)	1,397,117	14,110,879	3,408	100,523
Schwab Variable Share Price Money Fund, Ultra Shares	2,477,273	14,571	—	2,491,844	2,492,592	—	15,160
Total					$44,993,346	$2,967,289	$741,571
24

Schwab Target Funds
Notes to Portfolio Holdings (continued)

Schwab Target 2015 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/17	Market Value at 07/31/17	Realized Gains (Losses) 11/01/16 to 07/31/17	Distributions Received* 11/01/16 to 07/31/17
Laudus International MarketMasters Fund, Select Shares	265,900	5,605	(54,945)	216,560	$5,500,618	($62,794)	$47,942
Laudus Mondrian International Government Fixed Income Fund	76,743	545	—	77,288	770,563	—	4,873
Laudus Small-Cap MarketMasters Fund, Select Shares	48,557	472	(10,515)	38,514	758,724	43,768	9,001
Laudus U.S. Large Cap Growth Fund	404,597	6,402	(410,999)	—	—	2,187,944	106,530
Schwab Core Equity Fund	377,300	5,922	(131,881)	251,341	5,813,509	(263,381)	122,708
Schwab Dividend Equity Fund	235,802	968	(226,799)	9,971	165,919	114,901	15,359
Schwab Global Real Estate Fund	310,396	10,523	(101,472)	219,447	1,700,714	19,779	74,095
Schwab International Core Equity Fund	412,225	10,360	(79,271)	343,314	3,755,850	(29,464)	93,657
Schwab S&P 500 Index Fund	184,941	197,816	(58,548)	324,209	12,449,614	162,552	157,213
Schwab Short-Term Bond Index Fund	—	889,055	—	889,055	8,908,332	—	45,771
Schwab Short-Term Bond Market Fund	1,041,828	5,166	(1,046,994)	—	—	(25,578)	52,649
Schwab Small-Cap Equity Fund	79,817	4,970	(18,808)	65,979	1,478,588	(8,832)	6,443
Schwab Total Bond Market Fund	2,439,734	23,000	(2,462,734)	—	—	195,650	240,369
Schwab Treasury Inflation Protected Securities Index Fund	568,411	8,595	(48,055)	528,951	5,850,200	(48,096)	93,374
Schwab U.S. Aggregate Bond Index Fund	—	2,184,610	(29,821)	2,154,789	21,763,364	(1,026)	157,410
Schwab Variable Share Price Money Fund, Ultra Shares	4,205,616	24,737	—	4,230,353	4,231,622	—	25,736
Total					$73,147,617	$2,285,423	$1,253,130
25

Schwab Target Funds
Notes to Portfolio Holdings (continued)

Schwab Target 2020 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/17	Market Value at 07/31/17	Realized Gains (Losses) 11/01/16 to 07/31/17	Distributions Received* 11/01/16 to 07/31/17
Laudus International MarketMasters Fund, Select Shares	1,886,513	16,496	(257,962)	1,645,047	$41,784,196	($319,938)	$340,138
Laudus Mondrian Emerging Markets Fund, Institutional Shares	147,572	132,392	(89,539)	190,425	1,582,432	(159,381)	49,995
Laudus Mondrian International Government Fixed Income Fund	599,739	117,983	—	717,722	7,155,687	—	45,254
Laudus Small-Cap MarketMasters Fund, Select Shares	369,722	4,160	(82,083)	291,799	5,748,431	296,745	79,333
Laudus U.S. Large Cap Growth Fund	2,627,246	42,242	(2,512,241)	157,247	3,174,813	13,983,419	702,909
Schwab Core Equity Fund	2,454,798	38,313	(512,789)	1,980,322	45,804,849	(1,029,680)	793,836
Schwab Dividend Equity Fund	1,514,872	6,912	(1,415,223)	106,561	1,773,171	376,631	109,670
Schwab Global Real Estate Fund	1,997,312	75,427	(399,219)	1,673,520	12,969,777	(72,134)	532,173
Schwab Intermediate-Term Bond Fund	394,902	8,740	—	403,642	4,068,711	—	87,104
Schwab International Core Equity Fund	2,933,654	73,730	(421,005)	2,586,379	28,294,989	(212,733)	666,526
Schwab S&P 500 Index Fund	1,186,329	1,244,739	(236,825)	2,194,243	84,258,938	104,828	1,041,597
Schwab Short-Term Bond Index Fund	—	3,553,578	—	3,553,578	35,606,849	—	192,133
Schwab Short-Term Bond Market Fund	3,448,197	396,574	(3,844,771)	—	—	(107,957)	181,122
Schwab Small-Cap Equity Fund	570,876	2,100	(69,065)	503,911	11,292,640	(194,086)	45,923
Schwab Total Bond Market Fund	10,005,022	210,756	(10,215,778)	—	—	911,436	1,007,786
Schwab Treasury Inflation Protected Securities Index Fund	1,320,382	365,457	—	1,685,839	18,645,382	—	242,871
Schwab U.S. Aggregate Bond Index Fund	—	10,525,096	—	10,525,096	106,303,472	—	771,918
Schwab Variable Share Price Money Fund, Ultra Shares	11,036,379	4,071,173	—	15,107,552	15,112,084	—	76,753
Total					$423,576,421	$13,577,150	$6,967,041
26

Schwab Target Funds
Notes to Portfolio Holdings (continued)

Schwab Target 2025 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/17	Market Value at 07/31/17	Realized Gains (Losses) 11/01/16 to 07/31/17	Distributions Received* 11/01/16 to 07/31/17
Laudus International MarketMasters Fund, Select Shares	1,937,469	45,720	(160,969)	1,822,220	$46,284,389	($231,670)	$354,470
Laudus Mondrian Emerging Markets Fund, Institutional Shares	478,075	101,711	(81,590)	498,196	4,140,012	(199,436)	103,536
Laudus Mondrian International Government Fixed Income Fund	513,430	114,089	—	627,519	6,256,362	—	39,566
Laudus Small-Cap MarketMasters Fund, Select Shares	391,494	4,857	(46,895)	349,456	6,884,290	36,718	92,627
Laudus U.S. Large Cap Growth Fund	2,588,103	42,181	(2,200,701)	429,583	8,673,273	5,095,162	701,894
Schwab Core Equity Fund	2,433,088	38,300	(211,339)	2,260,049	52,274,924	(731,687)	793,567
Schwab Dividend Equity Fund	1,497,790	7,721	(1,283,175)	222,336	3,699,665	(488,041)	122,744
Schwab Global Real Estate Fund	1,979,164	78,269	(136,200)	1,921,233	14,889,557	(5,749)	552,855
Schwab Intermediate-Term Bond Fund	529,461	11,718	—	541,179	5,455,089	—	116,784
Schwab International Core Equity Fund	2,967,167	74,573	(282,956)	2,758,784	30,181,097	(66,256)	674,140
Schwab S&P 500 Index Fund	1,185,018	1,085,083	(117,459)	2,152,642	82,661,468	104,097	1,029,791
Schwab Short-Term Bond Index Fund	—	1,958,424	—	1,958,424	19,623,405	—	112,170
Schwab Short-Term Bond Market Fund	1,719,256	232,630	(1,951,886)	—	—	(66,107)	80,221
Schwab Small-Cap Equity Fund	645,885	2,494	(74,994)	573,385	12,849,548	(278,207)	54,536
Schwab Total Bond Market Fund	6,258,996	209,615	(6,468,611)	—	—	294,048	632,913
Schwab Treasury Inflation Protected Securities Index Fund	320,824	130,692	—	451,516	4,993,771	—	59,498
Schwab U.S. Aggregate Bond Index Fund	—	6,971,323	—	6,971,323	70,410,359	—	513,721
Schwab Variable Share Price Money Fund, Ultra Shares	6,016,155	35,387	—	6,051,542	6,053,357	—	36,816
Total					$375,330,566	$3,462,872	$6,071,849
27

Schwab Target Funds
Notes to Portfolio Holdings (continued)

Schwab Target 2030 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/17	Market Value at 07/31/17	Realized Gains (Losses) 11/01/16 to 07/31/17	Distributions Received* 11/01/16 to 07/31/17
Laudus International MarketMasters Fund, Select Shares	4,071,975	100,968	(241,841)	3,931,102	$99,849,984	($279,841)	$745,860
Laudus Mondrian Emerging Markets Fund, Institutional Shares	1,471,129	241,865	(170,293)	1,542,701	12,819,847	(416,725)	305,901
Laudus Mondrian International Government Fixed Income Fund	819,346	261,536	—	1,080,882	10,776,391	—	63,818
Laudus Small-Cap MarketMasters Fund, Select Shares	911,800	10,743	(73,044)	849,499	16,735,136	58,645	204,879
Laudus U.S. Large Cap Growth Fund	5,350,156	87,197	(3,889,448)	1,547,905	31,252,207	14,282,050	1,450,963
Schwab Core Equity Fund	4,983,750	78,698	(356,931)	4,705,517	108,838,615	(959,761)	1,630,626
Schwab Dividend Equity Fund	3,059,015	17,786	(2,292,721)	784,080	13,047,084	309,371	283,391
Schwab Global Real Estate Fund	4,195,068	164,555	(374,976)	3,984,647	30,881,010	(195,579)	1,161,850
Schwab Intermediate-Term Bond Fund	1,084,084	23,993	—	1,108,077	11,169,420	—	239,117
Schwab International Core Equity Fund	6,163,321	238,539	(561,660)	5,840,200	63,891,788	(5,532)	1,418,843
Schwab S&P 500 Index Fund	2,434,925	1,952,027	(177,660)	4,209,292	161,636,813	207,996	2,108,944
Schwab Short-Term Bond Index Fund	—	2,154,803	—	2,154,803	21,591,129	—	125,577
Schwab Short-Term Bond Market Fund	1,808,325	343,360	(2,151,685)	—	—	(64,783)	84,223
Schwab Small-Cap Equity Fund	1,496,022	99,139	(164,401)	1,430,760	32,063,337	(318,136)	123,293
Schwab Total Bond Market Fund	8,413,016	397,933	(8,810,949)	—	—	798,447	835,804
Schwab U.S. Aggregate Bond Index Fund	—	9,856,661	—	9,856,661	99,552,277	—	752,488
Schwab Variable Share Price Money Fund, Ultra Shares	6,016,155	6,545,557	—	12,561,712	12,565,480	—	51,791
Total					$726,670,518	$13,416,152	$11,587,368
28

Schwab Target Funds
Notes to Portfolio Holdings (continued)

Schwab Target 2035 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/17	Market Value at 07/31/17	Realized Gains (Losses) 11/01/16 to 07/31/17	Distributions Received* 11/01/16 to 07/31/17
Laudus International MarketMasters Fund, Select Shares	1,972,928	80,663	(126,882)	1,926,709	$48,938,396	($64,945)	$367,053
Laudus Mondrian Emerging Markets Fund, Institutional Shares	916,890	174,416	(77,825)	1,013,481	8,422,028	(199,378)	188,143
Laudus Mondrian International Government Fixed Income Fund	267,860	141,523	—	409,383	4,081,546	—	23,704
Laudus Small-Cap MarketMasters Fund, Select Shares	481,347	5,657	(39,161)	447,843	8,822,514	(9,258)	107,886
Laudus U.S. Large Cap Growth Fund	2,555,620	41,652	(1,647,850)	949,422	19,168,828	2,532,684	693,084
Schwab Core Equity Fund	2,370,394	62,734	(123,986)	2,309,142	53,410,450	(421,476)	784,836
Schwab Dividend Equity Fund	1,463,222	9,338	(962,467)	510,093	8,487,940	(963,267)	149,023
Schwab Global Real Estate Fund	2,007,148	80,172	(71,034)	2,016,286	15,626,219	(7,904)	566,611
Schwab Intermediate-Term Bond Fund	445,033	9,850	—	454,883	4,585,219	—	98,161
Schwab International Core Equity Fund	3,013,564	175,603	(248,695)	2,940,472	32,168,766	15,803	698,459
Schwab S&P 500 Index Fund	1,160,179	831,282	(37,813)	1,953,648	75,020,084	24,342	1,013,056
Schwab Short-Term Bond Index Fund	—	551,416	—	551,416	5,525,187	—	27,919
Schwab Short-Term Bond Market Fund	436,073	102,410	(538,483)	—	—	(5,648)	24,384
Schwab Small-Cap Equity Fund	772,287	73,106	(96,264)	749,129	16,787,978	(283,781)	65,160
Schwab Total Bond Market Fund	2,584,207	204,597	(2,788,804)	—	—	53,520	249,646
Schwab U.S. Aggregate Bond Index Fund	—	3,057,399	—	3,057,399	30,879,733	—	248,948
Schwab Variable Share Price Money Fund, Ultra Shares	1,504,039	2,512,758	—	4,016,797	4,018,002	—	14,964
Total					$335,942,890	$670,692	$5,321,037
29

Schwab Target Funds
Notes to Portfolio Holdings (continued)

Schwab Target 2040 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/17	Market Value at 07/31/17	Realized Gains (Losses) 11/01/16 to 07/31/17	Distributions Received* 11/01/16 to 07/31/17
Laudus International MarketMasters Fund, Select Shares	5,015,124	193,602	(392,486)	4,816,240	$122,332,498	($307,246)	$930,993
Laudus Mondrian Emerging Markets Fund, Institutional Shares	2,844,569	351,198	(205,300)	2,990,467	24,850,783	(510,263)	570,689
Laudus Mondrian International Government Fixed Income Fund	371,078	166,623	—	537,701	5,360,880	—	28,734
Laudus Small-Cap MarketMasters Fund, Select Shares	1,311,540	15,462	(110,266)	1,216,736	23,969,701	52,980	294,861
Laudus U.S. Large Cap Growth Fund	6,340,489	103,338	(3,591,989)	2,851,838	57,578,618	9,682,586	1,719,541
Schwab Core Equity Fund	5,897,454	93,818	(351,440)	5,639,832	130,449,317	(925,281)	1,943,912
Schwab Dividend Equity Fund	3,605,589	24,820	(2,078,080)	1,552,329	25,830,761	(1,340,879)	396,576
Schwab Global Real Estate Fund	5,214,413	206,769	(289,428)	5,131,754	39,771,093	(115,562)	1,460,913
Schwab Intermediate-Term Bond Fund	895,999	19,830	—	915,829	9,231,561	—	197,631
Schwab International Core Equity Fund	7,577,005	419,871	(613,323)	7,383,553	80,776,072	(3,294)	1,772,346
Schwab S&P 500 Index Fund	2,877,175	1,777,268	(65,911)	4,588,532	176,199,613	111,906	2,505,104
Schwab Short-Term Bond Index Fund	—	523,276	—	523,276	5,243,223	—	31,815
Schwab Short-Term Bond Market Fund	398,188	163,538	(561,726)	—	—	(13,798)	21,506
Schwab Small-Cap Equity Fund	2,164,424	148,422	(273,909)	2,038,937	45,692,582	(694,048)	178,677
Schwab Total Bond Market Fund	3,699,235	130,957	(3,830,192)	—	—	20,360	347,957
Schwab U.S. Aggregate Bond Index Fund	—	4,456,150	—	4,456,150	45,007,117	—	360,418
Schwab Variable Share Price Money Fund, Ultra Shares	1,002,693	4,813,408	—	5,816,101	5,817,845	—	17,195
Total					$798,111,664	$5,957,461	$12,778,868
30

Schwab Target Funds
Notes to Portfolio Holdings (continued)

Schwab Target 2045 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/17	Market Value at 07/31/17	Realized Gains (Losses) 11/01/16 to 07/31/17	Distributions Received* 11/01/16 to 07/31/17
Laudus International MarketMasters Fund, Select Shares	508,866	79,414	—	588,280	$14,942,313	$—	$97,778
Laudus Mondrian Emerging Markets Fund, Institutional Shares	326,696	80,849	—	407,545	3,386,698	—	65,620
Laudus Mondrian International Government Fixed Income Fund	27,675	23,794	—	51,469	513,149	—	2,544
Laudus Small-Cap MarketMasters Fund, Select Shares	138,358	25,661	—	164,019	3,231,176	—	34,202
Laudus U.S. Large Cap Growth Fund	629,495	35,401	(283,456)	381,440	7,701,265	49,907	172,874
Schwab Core Equity Fund	594,275	90,862	—	685,137	15,847,218	—	201,935
Schwab Dividend Equity Fund	363,102	33,686	(178,209)	218,579	3,637,151	(344,298)	45,333
Schwab Global Real Estate Fund	510,061	109,683	—	619,744	4,803,014	—	155,703
Schwab Intermediate-Term Bond Fund	72,332	14,577	—	86,909	876,041	—	16,623
Schwab International Core Equity Fund	791,812	130,919	—	922,731	10,094,681	—	182,167
Schwab S&P 500 Index Fund	286,728	245,343	—	532,071	20,431,527	—	260,855
Schwab Short-Term Bond Index Fund	—	18,467	—	18,467	185,040	—	947
Schwab Short-Term Bond Market Fund	19,815	102	(19,917)	—	—	219	1,048
Schwab Small-Cap Equity Fund	230,129	48,599	(13,712)	265,016	5,938,999	(25,831)	20,833
Schwab Total Bond Market Fund	239,299	36,676	(275,975)	—	—	(20,780)	23,350
Schwab U.S. Aggregate Bond Index Fund	—	334,102	—	334,102	3,374,431	—	28,250
Schwab Variable Share Price Money Fund, Ultra Shares	—	540,845	—	540,845	541,007	—	1,244
Total					$95,503,710	($340,783)	$1,311,306
Schwab Target 2050 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/17	Market Value at 07/31/17	Realized Gains (Losses) 11/01/16 to 07/31/17	Distributions Received* 11/01/16 to 07/31/17
Laudus International MarketMasters Fund, Select Shares	437,758	80,808	—	518,566	$13,171,573	$—	$81,487
Laudus Mondrian Emerging Markets Fund, Institutional Shares	291,463	89,884	—	381,347	3,168,996	—	58,901
Laudus Mondrian International Government Fixed Income Fund	10,611	31,363	—	41,974	418,483	—	1,945
Laudus Small-Cap MarketMasters Fund, Select Shares	132,033	30,502	(11,603)	150,932	2,973,351	3,548	28,494
Laudus U.S. Large Cap Growth Fund	533,054	49,162	(219,811)	362,405	7,316,957	(1,665)	148,292
Schwab Core Equity Fund	502,864	107,194	(9,986)	600,072	13,879,666	(46,618)	167,480
Schwab Dividend Equity Fund	307,158	35,126	(140,972)	201,312	3,349,825	(270,741)	39,247
Schwab Global Real Estate Fund	432,848	97,883	—	530,731	4,113,169	—	136,449
Schwab Intermediate-Term Bond Fund	46,123	1,021	—	47,144	475,209	—	10,174
Schwab International Core Equity Fund	674,116	131,553	—	805,669	8,814,014	—	154,286
Schwab S&P 500 Index Fund	243,202	205,289	—	448,491	17,222,072	—	215,561
Schwab Short-Term Bond Index Fund	—	7,230	—	7,230	72,446	—	393
Schwab Short-Term Bond Market Fund	7,787	39	(7,826)	—	—	(123)	391
Schwab Small-Cap Equity Fund	204,300	47,761	(11,371)	240,690	5,393,868	(36,142)	17,306
Schwab Total Bond Market Fund	142,131	4,034	(146,165)	—	—	(14,463)	12,641
Schwab U.S. Aggregate Bond Index Fund	—	197,616	—	197,616	1,995,921	—	16,439
Total					$82,365,550	($366,204)	$1,089,486
31

Schwab Target Funds
Notes to Portfolio Holdings (continued)

Schwab Target 2055 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/17	Market Value at 07/31/17	Realized Gains (Losses) 11/01/16 to 07/31/17	Distributions Received* 11/01/16 to 07/31/17
Laudus International MarketMasters Fund, Select Shares	253,229	50,925	—	304,154	$7,725,511	$—	$47,701
Laudus Mondrian Emerging Markets Fund, Institutional Shares	181,271	47,839	—	229,110	1,903,905	—	36,225
Laudus Mondrian International Government Fixed Income Fund	5,883	6,821	—	12,704	126,661	—	801
Laudus Small-Cap MarketMasters Fund, Select Shares	74,976	17,583	(3,399)	89,160	1,756,445	(262)	17,221
Laudus U.S. Large Cap Growth Fund	304,056	33,551	(117,995)	219,612	4,433,962	(12,700)	85,055
Schwab Core Equity Fund	285,238	62,010	(1,419)	345,829	7,999,014	(7,984)	96,442
Schwab Dividend Equity Fund	176,609	16,263	(75,180)	117,692	1,958,394	(151,617)	22,827
Schwab Global Real Estate Fund	255,184	55,774	—	310,958	2,409,926	—	77,418
Schwab Intermediate-Term Bond Fund	16,060	1,574	—	17,634	177,752	—	3,681
Schwab International Core Equity Fund	389,951	78,136	—	468,087	5,120,875	—	91,113
Schwab S&P 500 Index Fund	139,575	113,745	—	253,320	9,727,499	—	123,989
Schwab Short-Term Bond Index Fund	—	704	—	704	7,059	—	47
Schwab Short-Term Bond Market Fund	753	3	(756)	—	—	(66)	30
Schwab Small-Cap Equity Fund	123,887	27,232	(7,119)	144,000	3,227,036	(23,467)	10,474
Schwab Total Bond Market Fund	46,142	3,661	(49,803)	—	—	(3,781)	4,298
Schwab U.S. Aggregate Bond Index Fund	—	61,173	—	61,173	617,845	—	5,322
Total					$47,191,884	($199,877)	$622,644
Schwab Target 2060 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/17	Market Value at 07/31/17	Realized Gains (Losses) 11/01/16 to 07/31/17	Distributions Received* 11/01/16 to 07/31/17
Laudus International MarketMasters Fund, Select Shares	4,200	19,318	—	23,518	$597,356	$—	$1,308
Laudus Mondrian Emerging Markets Fund, Institutional Shares	2,913	15,386	—	18,299	152,067	—	1,004
Laudus Mondrian International Government Fixed Income Fund	96	278	—	374	3,732	—	6
Laudus Small-Cap MarketMasters Fund, Select Shares	1,289	5,902	—	7,191	141,659	—	433
Laudus U.S. Large Cap Growth Fund	4,896	16,061	(3,311)	17,646	356,279	547	2,191
Schwab Core Equity Fund	4,674	22,061	—	26,735	618,382	—	2,476
Schwab Dividend Equity Fund	2,545	6,768	—	9,313	154,975	—	922
Schwab Global Real Estate Fund	4,006	20,273	—	24,279	188,159	—	3,327
Schwab Intermediate-Term Bond Fund	97	968	—	1,065	10,731	—	116
Schwab International Core Equity Fund	6,116	30,452	—	36,568	400,052	—	2,373
Schwab S&P 500 Index Fund	2,327	17,153	—	19,480	748,029	—	4,455
Schwab Small-Cap Equity Fund	2,023	9,305	—	11,328	253,868	—	266
Schwab Total Bond Market Fund	1,129	222	(1,351)	—	—	(413)	91
Schwab U.S. Aggregate Bond Index Fund	—	3,722	—	3,722	37,590	—	282
Total					$3,662,879	$134	$19,250
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
REG98260JUL17
32

Schwab Capital Trust
Schwab Balanced Fund™

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
100.4%	Other Investment Companies	316,454,116	356,209,291
100.4%	Total Investments	316,454,116	356,209,291
(0.4%)	Other Assets and Liabilities, Net		(1,522,042)
100.0%	Net Assets		354,687,249

Security	Number of Shares	Value ($)
Other Investment Companies 100.4% of net assets

Equity Funds 60.0%
Large-Cap 50.0%
Laudus U.S. Large Cap Growth Fund *(a)	2,672,156	53,950,834
Schwab Core Equity Fund (a)	5,332,274	123,335,498
		177,286,332
Small-Cap 10.0%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	1,802,474	35,508,745
		212,795,077

Fixed-Income Funds 37.0%
Intermediate-Term Bond 37.0%
Schwab Intermediate-Term Bond Fund (a)	3,765,007	37,951,273
Schwab U.S. Aggregate Bond Index Fund (a)	9,247,560	93,400,359
		131,351,632

Security	Number of Shares	Value ($)
Money Market Funds 3.4%
Schwab Variable Share Price Money Fund, Ultra Shares 1.07% (a)(b)	5,209,924	5,211,487
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.94% (b)	6,851,095	6,851,095
		12,062,582
Total Other Investment Companies
(Cost $316,454,116)		356,209,291

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $319,009,532 and the unrealized appreciation and depreciation were $37,837,052 and ($637,293), respectively, with a net unrealized appreciation of $37,199,759.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$356,209,291	$—	$—	$356,209,291
Total	$356,209,291	$—	$—	$356,209,291
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.
1

Schwab Balanced Fund
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2

Schwab Balanced Fund
Notes to Portfolio Holdings (continued)

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund's transactions with their affiliated underlying funds during the period ended July 31, 2017:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/17	Market Value at 07/31/17	Realized Gains (Losses) 11/01/16 to 07/31/17	Distributions Received* 11/01/16 to 07/31/17
Laudus Small-Cap MarketMasters Fund, Select Shares	1,668,454	264,700	(130,680)	1,802,474	$35,508,745	$420	$383,137
Laudus U.S. Large Cap Growth Fund	2,515,641	169,923	(13,408)	2,672,156	53,950,834	(23,810)	682,242
Schwab Core Equity Fund	5,023,249	579,508	(270,483)	5,332,274	123,335,498	(939,307)	1,680,787
Schwab Intermediate-Term Bond Fund	3,296,863	468,144	—	3,765,007	37,951,273	—	759,630
Schwab Total Bond Market Fund	7,384,445	296,916	(7,681,361)	—	—	467,481	778,049
Schwab U.S. Aggregate Bond Index Fund	—	9,247,560	—	9,247,560	93,400,359	—	606,487
Schwab Variable Share Price Money Fund, Ultra Shares	—	9,208,724	(3,998,800)	5,209,924	5,211,487	(300)	14,069
Total					$349,358,196	($495,516)	$4,904,401
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
REG46831JUL17
3

Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio™

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.5%	Other Investment Companies	410,122,845	633,571,969
0.5%	Short-Term Investment	2,826,461	2,826,461
100.0%	Total Investments	412,949,306	636,398,430
0.0%	Other Assets and Liabilities, Net		182,310
100.0%	Net Assets		636,580,740

Security	Number of Shares	Value ($)
Other Investment Companies 99.5% of net assets

Equity Funds 99.5%
International 30.2%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	3,674,601	32,887,678
Schwab Fundamental International Large Company Index Fund (a)	4,208,898	38,385,149
Schwab Fundamental International Small Company Index Fund (a)	2,336,801	32,458,168
Schwab International Index Fund (a)	4,384,801	88,529,132
		192,260,127
Large-Cap 44.8%
Schwab Fundamental US Large Company Index Fund (a)	5,188,750	84,161,525
Schwab S&P 500 Index Fund (a)	5,235,039	201,025,498
		285,187,023
Small-Cap 24.5%
Schwab Fundamental US Small Company Index Fund (a)	3,215,044	47,132,549
Schwab Small-Cap Index Fund (a)	3,666,070	108,992,270
		156,124,819
Total Other Investment Companies
(Cost $410,122,845)		633,571,969
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
Barclays Capital, Inc.
0.59%, 08/01/17 (b)	2,826,461	2,826,461
Total Short-Term Investment
(Cost $2,826,461)		2,826,461

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $424,370,544 and the unrealized appreciation and depreciation were $212,027,886 and ($0), respectively, with a net unrealized appreciation of $212,027,886.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$633,571,969	$—	$—	$633,571,969
Short-Term Investment[1]	—	2,826,461	—	2,826,461
Total	$633,571,969	$2,826,461	$—	$636,398,430
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.
1

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio™

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.8%	Other Investment Companies	486,976,693	765,196,482
2.0%	Short-Term Investments	15,354,540	15,354,540
99.8%	Total Investments	502,331,233	780,551,022
0.2%	Other Assets and Liabilities, Net		1,348,801
100.0%	Net Assets		781,899,823

Security	Number of Shares	Value ($)
Other Investment Companies 97.8% of net assets

Equity Funds 80.4%
International 20.5%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	3,035,850	27,170,859
Schwab Fundamental International Large Company Index Fund (a)	3,456,821	31,526,209
Schwab Fundamental International Small Company Index Fund (a)	1,978,286	27,478,393
Schwab International Index Fund (a)	3,666,380	74,024,216
		160,199,677
Large-Cap 40.0%
Schwab Fundamental US Large Company Index Fund (a)	5,791,396	93,936,448
Schwab S&P 500 Index Fund (a)	5,694,872	218,683,102
		312,619,550
Small-Cap 19.9%
Schwab Fundamental US Small Company Index Fund (a)	3,187,959	46,735,483
Schwab Small-Cap Index Fund (a)	3,666,311	108,999,422
		155,734,905
		628,554,132

Fixed-Income Fund 14.5%
Intermediate-Term Bond 14.5%
Schwab U.S. Aggregate Bond Index Fund (a)	11,225,344	113,375,970

Security	Number of Shares	Value ($)
Money Market Fund 2.9%
Schwab Variable Share Price Money Fund, Ultra Shares 1.07% (a)(b)	23,259,402	23,266,380
Total Other Investment Companies
(Cost $486,976,693)		765,196,482
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.0% of net assets

Time Deposits 2.0%
Barclays Capital, Inc.
0.59%, 08/01/17 (c)	7,826,854	7,826,854
Sumitomo Mitsui Banking Corp.
0.59%, 08/01/17 (c)	7,527,686	7,527,686
Total Short-Term Investments
(Cost $15,354,540)		15,354,540

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $502,768,154 and the unrealized appreciation and depreciation were $277,782,868 and ($0), respectively, with a net unrealized appreciation of $277,782,868.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$765,196,482	$—	$—	$765,196,482
Short-Term Investments[1]	—	15,354,540	—	15,354,540
Total	$765,196,482	$15,354,540	$—	$780,551,022
[1]	As categorized in Portfolio Holdings.
2

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.
3

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio™

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.9%	Other Investment Companies	380,067,049	528,895,746
1.8%	Short-Term Investments	9,613,561	9,613,561
99.7%	Total Investments	389,680,610	538,509,307
0.3%	Other Assets and Liabilities, Net		1,614,226
100.0%	Net Assets		540,123,533

Security	Number of Shares	Value ($)
Other Investment Companies 97.9% of net assets

Equity Funds 60.4%
International 15.3%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	1,600,740	14,326,623
Schwab Fundamental International Large Company Index Fund (a)	1,815,616	16,558,419
Schwab Fundamental International Small Company Index Fund (a)	1,007,445	13,993,416
Schwab International Index Fund (a)	1,881,977	37,997,113
		82,875,571
Large-Cap 30.1%
Schwab Fundamental US Large Company Index Fund (a)	3,000,296	48,664,807
Schwab S&P 500 Index Fund (a)	2,959,719	113,653,191
		162,317,998
Small-Cap 15.0%
Schwab Fundamental US Small Company Index Fund (a)	1,674,683	24,550,858
Schwab Small-Cap Index Fund (a)	1,908,307	56,733,976
		81,284,834
		326,478,403

Fixed-Income Fund 34.5%
Intermediate-Term Bond 34.5%
Schwab U.S. Aggregate Bond Index Fund (a)	18,465,143	186,497,940

Security	Number of Shares	Value ($)
Money Market Fund 3.0%
Schwab Variable Share Price Money Fund, Ultra Shares 1.07% (a)(b)	15,914,629	15,919,403
Total Other Investment Companies
(Cost $380,067,049)		528,895,746
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.8% of net assets

Time Deposits 1.8%
BNP Paribas
0.59%, 08/01/17 (c)	4,216,807	4,216,807
Sumitomo Mitsui Banking Corp.
0.59%, 08/01/17 (c)	5,396,754	5,396,754
Total Short-Term Investments
(Cost $9,613,561)		9,613,561

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $392,708,399 and the unrealized appreciation and depreciation were $145,800,908 and ($0), respectively, with a net unrealized appreciation of $145,800,908.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$528,895,746	$—	$—	$528,895,746
Short-Term Investments[1]	—	9,613,561	—	9,613,561
Total	$528,895,746	$9,613,561	$—	$538,509,307
[1]	As categorized in Portfolio Holdings.
4

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.
5

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio™

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.0%	Other Investment Companies	209,878,434	257,528,961
1.2%	Short-Term Investments	3,119,850	3,119,850
99.2%	Total Investments	212,998,284	260,648,811
0.8%	Other Assets and Liabilities, Net		2,097,250
100.0%	Net Assets		262,746,061

Security	Number of Shares	Value ($)
Other Investment Companies 98.0% of net assets

Equity Funds 40.2%
International 10.2%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	497,404	4,451,765
Schwab Fundamental International Large Company Index Fund (a)	595,737	5,433,119
Schwab Fundamental International Small Company Index Fund (a)	331,744	4,607,928
Schwab International Index Fund (a)	613,059	12,377,657
		26,870,469
Large-Cap 20.0%
Schwab Fundamental US Large Company Index Fund (a)	974,576	15,807,619
Schwab S&P 500 Index Fund (a)	956,731	36,738,467
		52,546,086
Small-Cap 10.0%
Schwab Fundamental US Small Company Index Fund (a)	546,793	8,015,991
Schwab Small-Cap Index Fund (a)	616,396	18,325,463
		26,341,454
		105,758,009

Fixed-Income Fund 54.8%
Intermediate-Term Bond 54.8%
Schwab U.S. Aggregate Bond Index Fund (a)	14,250,201	143,927,031

Security	Number of Shares	Value ($)
Money Market Fund 3.0%
Schwab Variable Share Price Money Fund, Ultra Shares 1.07% (a)(b)	7,841,569	7,843,921
Total Other Investment Companies
(Cost $209,878,434)		257,528,961

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
Barclays Capital, Inc.
0.59%, 08/01/17 (c)	2,606,645	2,606,645
Sumitomo Mitsui Banking Corp.
0.59%, 08/01/17 (c)	513,205	513,205
Total Short-Term Investments
(Cost $3,119,850)		3,119,850

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $214,568,758 and the unrealized appreciation and depreciation were $46,080,053 and ($0), respectively, with a net unrealized appreciation of $46,080,053.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$257,528,961	$—	$—	$257,528,961
Short-Term Investments[1]	—	3,119,850	—	3,119,850
Total	$257,528,961	$3,119,850	$—	$260,648,811
[1]	As categorized in Portfolio Holdings.
6

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.
7

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
8

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings (continued)

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. Below is a summary of the funds' transactions with their affiliated underlying funds during the period ended July 31, 2017:
Schwab MarketTrack All Equity Portfolio:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/17	Market Value at 07/31/17	Realized Gains (Losses) 11/01/16 to 07/31/17	Distributions Received* 11/01/16 to 07/31/17
Schwab Fundamental Emerging Markets Large Company Index Fund	3,607,099	215,040	(147,538)	3,674,601	$32,887,678	$83,137	$602,733
Schwab Fundamental International Large Company Index Fund	4,235,015	265,696	(291,813)	4,208,898	38,385,149	171,326	1,104,948
Schwab Fundamental International Small Company Index Fund	2,349,239	125,490	(137,928)	2,336,801	32,458,168	348,992	682,505
Schwab Fundamental US Large Company Index Fund	4,955,852	348,703	(115,805)	5,188,750	84,161,525	43,349	5,370,032
Schwab Fundamental US Small Company Index Fund	3,296,472	163,260	(244,688)	3,215,044	47,132,549	238,582	828,294
Schwab International Index Fund	4,367,482	272,493	(255,174)	4,384,801	88,529,132	529,535	2,456,558
Schwab S&P 500 Index Fund	5,196,744	157,547	(119,252)	5,235,039	201,025,498	659,561	4,533,815
Schwab Small-Cap Index Fund	3,669,723	317,761	(321,414)	3,666,070	108,992,270	1,747,754	4,057,310
Total					$633,571,969	$3,822,236	$19,636,195
Schwab MarketTrack Growth Portfolio:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/17	Market Value at 07/31/17	Realized Gains (Losses) 11/01/16 to 07/31/17	Distributions Received* 11/01/16 to 07/31/17
Schwab Fundamental Emerging Markets Large Company Index Fund	3,147,610	141,894	(253,654)	3,035,850	$27,170,859	$179,840	$520,844
Schwab Fundamental International Large Company Index Fund	3,553,251	256,614	(353,044)	3,456,821	31,526,209	282,709	923,510
Schwab Fundamental International Small Company Index Fund	1,983,160	133,699	(138,573)	1,978,286	27,478,393	264,210	589,821
Schwab Fundamental US Large Company Index Fund	5,622,155	392,207	(222,966)	5,791,396	93,936,448	192,108	6,039,990
Schwab Fundamental US Small Company Index Fund	3,341,405	58,486	(211,932)	3,187,959	46,735,483	192,304	836,348
Schwab International Index Fund	3,753,848	311,597	(399,065)	3,666,380	74,024,216	632,019	2,152,382
Schwab S&P 500 Index Fund	5,944,233	148,751	(398,112)	5,694,872	218,683,102	6,326,052	5,170,577
Schwab Small-Cap Index Fund	3,800,083	215,365	(349,137)	3,666,311	108,999,422	3,006,839	4,122,562
Schwab Total Bond Market Fund	11,044,481	694,772	(11,739,253)	—	—	3,746,637	1,213,505
Schwab U.S. Aggregate Bond Index Fund	—	11,225,344	—	11,225,344	113,375,970	—	784,143
Schwab Variable Share Price Money Fund, Ultra Shares	23,123,393	136,009	—	23,259,402	23,266,380	—	141,505
Total					$765,196,482	$14,822,718	$22,495,187
9

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings (continued)

Schwab MarketTrack Balanced Portfolio:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/17	Market Value at 07/31/17	Realized Gains (Losses) 11/01/16 to 07/31/17	Distributions Received* 11/01/16 to 07/31/17
Schwab Fundamental Emerging Markets Large Company Index Fund	1,694,518	96,051	(189,829)	1,600,740	$14,326,623	$122,990	$275,748
Schwab Fundamental International Large Company Index Fund	1,971,662	63,403	(219,449)	1,815,616	16,558,419	88,792	499,619
Schwab Fundamental International Small Company Index Fund	1,090,979	26,898	(110,432)	1,007,445	13,993,416	191,570	311,475
Schwab Fundamental US Large Company Index Fund	3,063,991	241,169	(304,864)	3,000,296	48,664,807	222,883	3,207,089
Schwab Fundamental US Small Company Index Fund	1,831,742	59,328	(216,387)	1,674,683	24,550,858	211,463	440,577
Schwab International Index Fund	2,068,181	89,453	(275,657)	1,881,977	37,997,113	709,633	1,133,445
Schwab S&P 500 Index Fund	3,245,716	131,685	(417,682)	2,959,719	113,653,191	6,790,935	2,724,011
Schwab Small-Cap Index Fund	2,062,757	271,982	(426,432)	1,908,307	56,733,976	1,934,277	2,190,302
Schwab Total Bond Market Fund	18,701,725	624,942	(19,326,667)	—	—	5,554,537	1,984,031
Schwab U.S. Aggregate Bond Index Fund	—	18,583,955	(118,812)	18,465,143	186,497,940	3,564	1,304,922
Schwab Variable Share Price Money Fund, Ultra Shares	14,079,080	1,835,549	—	15,914,629	15,919,403	—	90,189
Total					$528,895,746	$15,830,644	$14,161,408
Schwab MarketTrack Conservative Portfolio:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/17	Market Value at 07/31/17	Realized Gains (Losses) 11/01/16 to 07/31/17	Distributions Received* 11/01/16 to 07/31/17
Schwab Fundamental Emerging Markets Large Company Index Fund	509,672	100,030	(112,298)	497,404	$4,451,765	$21,538	$84,096
Schwab Fundamental International Large Company Index Fund	593,139	19,074	(16,476)	595,737	5,433,119	(2,560)	150,302
Schwab Fundamental International Small Company Index Fund	336,405	22,713	(27,374)	331,744	4,607,928	50,233	96,044
Schwab Fundamental US Large Company Index Fund	940,789	160,644	(126,857)	974,576	15,807,619	81,461	955,530
Schwab Fundamental US Small Company Index Fund	577,750	54,057	(85,014)	546,793	8,015,991	50,689	134,980
Schwab International Index Fund	628,667	90,798	(106,406)	613,059	12,377,657	119,756	343,504
Schwab S&P 500 Index Fund	1,001,572	105,503	(150,344)	956,731	36,738,467	1,140,063	830,700
Schwab Small-Cap Index Fund	637,089	124,858	(145,551)	616,396	18,325,463	606,273	654,299
Schwab Total Bond Market Fund	13,621,970	336,637	(13,958,607)	—	—	3,599,324	1,427,200
Schwab U.S. Aggregate Bond Index Fund	—	14,885,122	(634,921)	14,250,201	143,927,031	(8,487)	1,009,219
Schwab Variable Share Price Money Fund, Ultra Shares	5,505,587	2,335,982	—	7,841,569	7,843,921	—	38,990
Total					$257,528,961	$5,658,290	$5,724,864
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
REG87630JUL17
10

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	September 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	September 13, 2017

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	September 13, 2017